DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2023
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Dimensional 2045 Target Date Retirement Income Fund
Dimensional 2050 Target Date Retirement Income Fund
Dimensional 2055 Target Date Retirement Income Fund
Dimensional 2060 Target Date Retirement Income Fund
Dimensional 2065 Target Date Retirement Income Fund
Dimensional 2010 Target Date Retirement Income Fund
Dimensional 2015 Target Date Retirement Income Fund
Dimensional 2020 Target Date Retirement Income Fund
Dimensional 2025 Target Date Retirement Income Fund
Dimensional 2030 Target Date Retirement Income Fund
Dimensional 2035 Target Date Retirement Income Fund
Dimensional 2040 Target Date Retirement Income Fund
DFA Short-Duration Real Return Portfolio
DFA Municipal Real Return Portfolio
DFA Municipal Bond Portfolio
World Core Equity Portfolio
DFA LTIP Portfolio
U.S. Social Core Equity 2 Portfolio
U.S. Sustainability Core 1 Portfolio
U.S. Sustainability Targeted Value Portfolio
International Sustainability Core 1 Portfolio
International Social Core Equity Portfolio
Global Social Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio
VA U.S. Targeted Value Portfolio
Notes to Schedule of Investments
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
CNTY GTD	County Guarantee
CP	Certificate Participation
ETM	Escrowed to Maturity
GDR	Global Depositary Receipt
GO	General Obligation
MUN GOVT GTD	General Obligation Guarantee of the Municipality
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
SOFR	Secured Overnight Financing Rate
ST	Special Tax
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
ST GTD	State Guaranteed
ST INTERCEPT	State Intercept
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
USD	United States Dollar

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
^	Denominated in USD, unless otherwise noted.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
(r)	The adjustable rate shown is effective as of July 31, 2023.
Δ	Zero Coupon Security.
@	Security purchased with cash collateral received from Securities on Loan.

CONTINUED
§	Affiliated Fund.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
±	Face Amount of security is not adjusted for inflation.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
††	Security valued using significant unobservable inputs (Level 3).
π	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

Dimensional 2045 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,218,855	$42,391,780
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	1,352,736	42,340,637
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	672,819	17,553,841
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	1,213,506	12,547,648
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,286,214	12,540,587
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	481,881	11,001,355
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	582,516	8,819,293
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $117,864,057)^^		$147,195,141
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$147,195,141	—	—	$147,195,141
TOTAL	$147,195,141	—	—	$147,195,141

Dimensional 2050 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,071,954	$37,282,552
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	1,188,892	37,212,317
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	589,838	15,388,880
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	419,362	9,574,032
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	507,521	7,683,874
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	288,554	2,813,401
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	272,089	2,813,401
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $86,512,007)		$112,768,457

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 5.190% (Cost $318,410)	318,410	318,410
TOTAL INVESTMENTS — (100.0%) (Cost $86,830,417)^^		$113,086,867
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$112,768,457	—	—	$112,768,457
Temporary Cash Investments	318,410	—	—	318,410
TOTAL	$113,086,867	—	—	$113,086,867

Dimensional 2055 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	681,146	$23,690,276
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	755,936	23,660,802
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	375,345	9,792,740
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	267,398	6,104,687
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	322,740	4,886,281
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	183,047	1,784,709
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	172,459	1,783,227
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $58,705,269)		$71,702,722

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.190% (Cost $36,920)	36,920	36,920
TOTAL INVESTMENTS — (100.0%) (Cost $58,742,189)^^		$71,739,642
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$71,702,722	—	—	$71,702,722
Temporary Cash Investments	36,920	—	—	36,920
TOTAL	$71,739,642	—	—	$71,739,642

Dimensional 2060 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	524,259	$18,233,723
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	581,450	18,199,385
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	288,272	7,521,012
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	205,466	4,690,780
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	248,349	3,759,999
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	141,114	1,375,864
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	133,062	1,375,864
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $44,266,792)		$55,156,627

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 5.190% (Cost $93,484)	93,484	93,484
TOTAL INVESTMENTS — (100.0%) (Cost $44,360,276)^^		$55,250,111
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$55,156,627	—	—	$55,156,627
Temporary Cash Investments	93,484	—	—	93,484
TOTAL	$55,250,111	—	—	$55,250,111

Dimensional 2065 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	85,442	$2,971,669
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	94,763	2,966,076
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	47,190	1,231,202
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	33,474	764,219
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	40,580	614,378
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	22,988	224,133
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	21,676	224,133
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $8,218,814)		$8,995,810

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.190% (Cost $10,959)	10,959	10,959
TOTAL INVESTMENTS — (100.0%) (Cost $8,229,773)^^		$9,006,769
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$8,995,810	—	—	$8,995,810
Temporary Cash Investments	10,959	—	—	10,959
TOTAL	$9,006,769	—	—	$9,006,769

Dimensional 2010 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	1,135,871	$12,403,716
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	302,446	3,072,849
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	43,110	1,499,354
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	47,864	1,498,144
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	23,857	622,422
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	17,007	388,268
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	20,685	313,175
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $18,326,739)^^		$19,797,928
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$19,797,928	—	—	$19,797,928
TOTAL	$19,797,928	—	—	$19,797,928

Dimensional 2015 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	2,199,340	$24,016,793
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	85,151	2,961,552
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	94,505	2,958,011
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	197,654	1,312,424
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	47,421	1,237,226
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	33,935	774,732
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	41,159	623,142
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $31,097,047)		$33,883,880

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.190% (Cost $9,919)	9,919	9,919
TOTAL INVESTMENTS — (100.0%) (Cost $31,106,966)^^		$33,893,799
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$33,883,880	—	—	$33,883,880
Temporary Cash Investments	9,919	—	—	9,919
TOTAL	$33,893,799	—	—	$33,893,799

Dimensional 2020 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	5,479,290	$59,833,845
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	1,857,407	12,333,182
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	241,373	8,394,953
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	267,889	8,384,945
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	133,842	3,491,934
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	95,354	2,176,938
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	115,325	1,746,018
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $90,887,341)		$96,361,815

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.190% (Cost $16,550)	16,550	16,550
TOTAL INVESTMENTS — (100.0%) (Cost $90,903,891)^^		$96,378,365
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$96,361,815	—	—	$96,361,815
Temporary Cash Investments	16,550	—	—	16,550
TOTAL	$96,378,365	—	—	$96,378,365

Dimensional 2025 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	7,445,297	$81,302,645
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	5,873,338	38,998,962
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	502,605	17,480,603
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	557,821	17,459,784
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	278,523	7,266,670
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	198,516	4,532,124
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	239,603	3,627,593
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	128,121	1,324,771
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	135,797	1,324,023
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $165,442,990)		$173,317,175

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.190% (Cost $2,014)	2,014	2,014
TOTAL INVESTMENTS — (100.0%) (Cost $165,445,004)^^		$173,319,189
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$173,317,175	—	—	$173,317,175
Temporary Cash Investments	2,014	—	—	2,014
TOTAL	$173,319,189	—	—	$173,319,189

Dimensional 2030 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	9,104,714	$60,455,301
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,915,646	42,758,855
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	867,641	30,176,564
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	962,279	30,119,341
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	479,469	12,509,351
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	346,605	7,912,979
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	669,312	6,920,685
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	709,189	6,914,593
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	416,792	6,310,235
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $188,670,165)^^		$204,077,904
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$204,077,904	—	—	$204,077,904
TOTAL	$204,077,904	—	—	$204,077,904

Dimensional 2035 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	7,430,871	$49,340,986
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,067,346	37,122,294
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	1,184,515	37,075,328
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	591,171	15,423,659
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	1,078,825	11,155,047
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,143,095	11,145,172
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	422,354	9,642,332
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	838,227	9,153,436
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	512,565	7,760,242
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $165,311,855)		$187,818,496

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.190% (Cost $240,562)	240,562	240,562
TOTAL INVESTMENTS — (100.0%) (Cost $165,552,417)^^		$188,059,058
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$187,818,496	—	—	$187,818,496
Temporary Cash Investments	240,562	—	—	240,562
TOTAL	$188,059,058	—	—	$188,059,058

Dimensional 2040 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,129,387	$39,280,090
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	1,252,293	39,196,773
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	3,160,500	20,985,718
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	624,586	16,295,438
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	1,340,104	13,856,679
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,419,942	13,844,439
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	447,591	10,218,503
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	541,678	8,201,000
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $131,584,685)		$161,878,640

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.190% (Cost $176,214)	176,214	176,214
TOTAL INVESTMENTS — (100.0%) (Cost $131,760,899)^^		$162,054,854
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$161,878,640	—	—	$161,878,640
Temporary Cash Investments	176,214	—	—	176,214
TOTAL	$162,054,854	—	—	$162,054,854

DFA Short-Duration Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (71.4%)
AUSTRALIA — (2.6%)
#Ω	4.200,03/23/25		6,300	$6,132,387
ASB Bank Ltd.
	0.750%, 03/13/24	EUR	1,438	1,547,158
BHP Billiton Finance Ltd.
	3.000%, 05/29/24	EUR	1,600	1,745,067
Glencore Funding LLC
Ω	4.625%, 04/29/24		9,283	9,197,342
Ω	1.625%, 04/27/26		2,300	2,081,833
Ω	4.000%, 03/27/27		3,000	2,870,766
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.760%, FRN
(r)Ω	5.838%, 05/13/25		2,670	2,677,875
Stockland Trust
	1.625%, 04/27/26	EUR	750	758,931
Suncorp-Metway Ltd., Floating Rate Note, 3M Swap + 0.930%, FRN
(r)	4.847%, 08/22/25	AUD	1,200	807,796
Telstra Corp. Ltd.
	3.125%, 04/07/25		192	184,775
Westpac Banking Corp.
	4.125%, 06/04/26	AUD	500	328,550
Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.690%, FRN
(r)	5.005%, 03/17/25	AUD	6,500	4,373,497
Westpac Securities NZ Ltd.
	1.099%, 03/24/26	EUR	15,070	15,327,490
TOTAL AUSTRALIA				48,033,467
AUSTRIA — (0.1%)
Erste Group Bank AG
	1.500%, 04/07/26	EUR	600	622,145
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
	1.375%, 04/14/25	EUR	1,600	1,670,336
TOTAL AUSTRIA				2,292,481
BELGIUM — (0.8%)
Belfius Bank SA
	0.010%, 10/15/25	EUR	2,500	2,524,810
Δ	0.000%, 08/28/26	EUR	500	489,659
Dexia Credit Local SA
	1.625%, 12/08/23	GBP	1,700	2,149,994
	0.500%, 01/17/25	EUR	5,000	5,246,475
Groupe Bruxelles Lambert NV
	1.375%, 05/23/24	EUR	400	430,088
	1.875%, 06/19/25	EUR	2,500	2,639,758
			Face Amount^	Value†
			(000)
BELGIUM — (Continued)
Solvay Finance America LLC
Ω	4.450%, 12/03/25		2,000	$1,933,131
TOTAL BELGIUM				15,413,915
CANADA — (5.7%)
Bank of Montreal
	2.850%, 03/06/24	CAD	11,750	8,771,355
	0.625%, 07/09/24		3,150	3,003,129
	2.280%, 07/29/24	CAD	7,750	5,687,565
	2.750%, 06/15/27	EUR	300	316,990
Bank of Montreal, Floating Rate Note, SOFR + 0.465%, FRN
(r)	5.743%, 01/10/25		523	520,771
Bank of Nova Scotia
	0.125%, 09/04/26	EUR	1,000	985,235
Bank of Nova Scotia, Floating Rate Note,
(r)	SOFR + 0.460%, FRN, 5.738%, 01/10/25		825	821,744
(r)	SOFR + 1.090%, FRN, 6.168%, 06/12/25		11,850	11,885,254
Canadian Imperial Bank of Commerce
	3.290%, 01/15/24	CAD	7,750	5,819,332
	1.250%, 06/22/26		7,781	6,943,958
Canadian Imperial Bank of Commerce, Floating Rate Note,
(r)	SOFR + 0.420%, FRN, 5.722%, 10/18/24		2,367	2,359,283
(r)	SOFR + 0.940%, FRN, 6.216%, 04/07/25		2,886	2,892,660
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		559	542,077
	2.050%, 07/15/25		555	519,507
Canadian Pacific Railway Co.
	1.589%, 11/24/23	CAD	2,700	2,022,855
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.483%, 05/19/25		7,300	7,303,613
HSBC Bank Canada
	3.245%, 09/15/23	CAD	5,000	3,782,353
National Bank of Canada
	2.983%, 03/04/24	CAD	6,000	4,482,493
	2.545%, 07/12/24	CAD	1,400	1,031,158

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	Ontario, Province of Canada
	0.500%, 12/15/23	GBP	100	$125,881
	Rogers Communications, Inc.
	4.000%, 03/13/24	CAD	5,700	4,277,561
Royal Bank of Canada
	2.352%, 07/02/24	CAD	7,500	5,522,921
	0.125%, 07/23/24	EUR	440	466,078
	0.875%, 01/20/26		362	324,886
Royal Bank of Canada, Floating Rate Note,
(r)	SOFR + 0.340%, FRN, 5.616%, 10/07/24		2,825	2,813,408
(r)	SOFR + 0.570%, FRN, 5.900%, 04/27/26		4,000	3,957,787
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	7,500	5,598,055
	0.375%, 04/25/24	EUR	2,000	2,142,469
	1.200%, 06/03/26		241	214,653
	0.500%, 01/18/27	EUR	6,111	5,948,963
	2.875%, 04/05/27	GBP	1,500	1,725,765
	2.551%, 08/03/27	EUR	2,000	2,075,646
	TOTAL CANADA			104,885,405
DENMARK — (0.3%)
	AP Moller - Maersk AS
	1.750%, 03/16/26	EUR	1,250	1,304,708
	Danske Bank AS
	0.625%, 05/26/25	EUR	4,660	4,822,605
	TOTAL DENMARK			6,127,313
FINLAND — (0.5%)
#,Ω	1.500,09/30/26		3,947	3,474,931
OP Corporate Bank PLC
	0.375%, 06/19/24	EUR	1,600	1,701,295
	0.250%, 03/24/26	EUR	1,624	1,620,350
	1.375%, 09/04/26	GBP	2,487	2,746,025
	TOTAL FINLAND			9,542,601
FRANCE — (5.6%)
	Airbus SE
	1.625%, 04/07/25	EUR	500	531,025
Arval Service Lease SA
	0.875%, 02/17/25	EUR	400	417,142
	4.125%, 04/13/26	EUR	1,500	1,644,373
Banque Federative du Credit Mutuel SA
	0.125%, 02/05/24	EUR	2,000	2,155,716
	0.010%, 03/07/25	EUR	12,000	12,351,699
	1.000%, 05/23/25	EUR	600	625,197
	1.000%, 07/16/26	GBP	1,000	1,112,672
	1.250%, 05/26/27	EUR	1,000	994,087
Banque Stellantis France SACA
	0.625%, 06/21/24	EUR	3,109	3,313,301
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Δ	0.000%, 01/22/25	EUR	3,700	$3,827,154
BNP Paribas SA
	1.000%, 06/27/24	EUR	3,930	4,207,203
BPCE SA
	1.000%, 07/15/24	EUR	2,100	2,245,866
Ω	2.375,01/14/25		12,700	11,978,984
	0.250%, 01/15/26	EUR	3,000	3,012,534
Bpifrance
	0.125%, 11/25/23	EUR	2,100	2,281,303
Credit Agricole SA
	2.375%, 05/20/24	EUR	2,300	2,495,025
Ω	3.250%, 10/04/24		8,000	7,765,859
	3.125%, 02/05/26	EUR	700	755,369
	1.375%, 05/03/27	EUR	1,200	1,208,135
Dexia Credit Local SA
Δ	0.000%, 05/29/24	EUR	3,800	4,048,213
EssilorLuxottica SA
	0.125%, 05/27/25	EUR	300	309,453
Kering SA
	1.250%, 05/05/25	EUR	300	316,258
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		1,000	957,687
Societe Generale SA
Ω	4.250%, 09/14/23		5,000	4,984,777
Ω	2.625%, 10/16/24		1,700	1,630,048
#,Ω	2.625,01/22/25		9,420	8,945,622
	0.125%, 02/24/26	EUR	3,100	3,079,638
	0.250%, 07/08/27	EUR	1,500	1,421,149
TotalEnergies Capital International SA
	2.875%, 11/19/25	EUR	1,500	1,619,231
Unedic Asseo
	2.375%, 05/25/24	EUR	1,100	1,194,814
Vinci SA
	2.250%, 03/15/27	GBP	400	458,301
WEA Finance LLC
	2.875%, 01/15/27		11,903	10,278,923
TOTAL FRANCE				102,166,758
GERMANY — (3.7%)
Bayer U.S. Finance II LLC
#Ω	3.375%, 07/15/24		5,000	4,884,260
BMW Finance NV
	0.625%, 10/06/23	EUR	2,200	2,404,654
	0.500%, 02/22/25	EUR	2,580	2,698,960
BMW U.S. Capital LLC
	1.000%, 04/20/27	EUR	1,644	1,644,119
Daimler Truck Finance North America LLC, Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω	5.968%, 12/13/24		1,750	1,747,306
Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	5,300	5,567,114

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Deutsche Bank AG
	1.686%, 03/19/26		2,410	$2,189,139
FMS Wertmanagement
	0.625%, 12/15/23	GBP	200	251,894
Fresenius Medical Care AG & Co. KGaA
	3.875%, 09/20/27	EUR	500	546,509
HOWOGE Wohnungsbaugesellschaft mbH
Δ	0.000%, 11/01/24	EUR	3,500	3,634,712
Kreditanstalt fuer Wiederaufbau
	1.625%, 04/03/24	NOK	86,330	8,337,401
Landeskreditbank Baden-Wuerttemberg Foerderbank
	1.375%, 12/15/23	GBP	1,500	1,894,108
	4.250%, 08/07/25	AUD	4,200	2,790,475
Landwirtschaftliche Rentenbank
	1.125%, 12/15/23	GBP	3,600	4,541,988
Mercedes-Benz Finance Canada, Inc.
	2.970%, 03/13/24	CAD	2,000	1,493,133
Mercedes-Benz Finance North America LLC
Ω	1.450%, 03/02/26		4,956	4,520,756
Mercedes-Benz International Finance BV
	2.000%, 09/04/23	GBP	2,300	2,941,969
Δ	0.000%, 02/08/24	EUR	2,000	2,155,566
	2.625%, 04/07/25	EUR	998	1,084,156
Merck Financial Services GmbH
	0.125%, 07/16/25	EUR	400	410,123
NRW Bank
	1.050%, 03/31/26	AUD	580	353,294
Siemens Financieringsmaatschappij NV
	0.250%, 06/05/24	EUR	400	426,754
Δ	0.000%, 09/05/24	EUR	580	611,826
	1.000%, 02/20/25	GBP	500	599,273
	2.250%, 03/10/25	EUR	1,200	1,288,494
Volkswagen Financial Services NV
	2.125%, 06/27/24	GBP	3,300	4,088,851
Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		500	483,202
Volkswagen Group of America Finance LLC, Floating Rate Note, SOFR + 0.950%, FRN
(r)Ω	6.146%, 06/07/24		1,450	1,456,315
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
	Volkswagen Leasing GmbH
	0.375%, 07/20/26	EUR	3,000	$2,952,766
	TOTAL GERMANY			67,999,117
IRELAND — (0.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.500%, 01/15/25		3,000	2,895,222
	1.750%, 01/30/26		12,800	11,563,938
	4.450%, 04/03/26		150	143,983
	GAS Networks Ireland
	0.125%, 12/04/24	EUR	800	835,005
	TOTAL IRELAND			15,438,148
ITALY — (0.9%)
	Eni Finance International SA
	1.275%, 05/05/25	EUR	1,000	1,050,942
	Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24		5,900	5,686,344
Republic of Italy Government International Bond
	6.875%, 09/27/23		5,500	5,506,941
	2.375%, 10/17/24		3,961	3,792,919
	TOTAL ITALY			16,037,146
JAPAN — (5.6%)
	East Japan Railway Co.
	2.614%, 09/08/25	EUR	3,500	3,750,521
	Honda Canada Finance, Inc.
	2.500%, 06/04/24	CAD	1,500	1,109,146
	Japan Bank for International Cooperation
	2.500%, 05/23/24		2,694	2,622,407
	JT International Financial Services BV
	1.125%, 09/28/25	EUR	600	620,077
Mitsubishi UFJ Financial Group, Inc.
	3.407%, 03/07/24		1,000	986,080
	0.978%, 06/09/24	EUR	960	1,028,187
	0.339%, 07/19/24	EUR	6,550	6,955,573
	2.193%, 02/25/25		8,500	8,045,048
Mizuho Financial Group, Inc.
	0.118%, 09/06/24	EUR	1,750	1,848,492
	0.214%, 10/07/25	EUR	250	254,970
	0.184%, 04/13/26	EUR	4,000	3,971,800
	1.631%, 04/08/27	EUR	9,574	9,703,393
Nomura Holdings, Inc.
	2.648%, 01/16/25		600	570,609
	1.851%, 07/16/25		6,215	5,731,031
	1.653%, 07/14/26		5,528	4,894,844
	2.329%, 01/22/27		2,000	1,775,299

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
NTT Finance Corp.
	0.010%, 03/03/25	EUR	2,050	$2,120,540
	0.082%, 12/13/25	EUR	300	302,869
ORIX Corp.
	1.919%, 04/20/26	EUR	3,750	3,898,993
Shire Acquisitions Investments Ireland DAC
	2.875%, 09/23/23		1,988	1,978,761
Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24		7,500	7,280,540
	0.934%, 10/11/24	EUR	800	849,171
	1.546%, 06/15/26	EUR	7,580	7,810,091
Sumitomo Mitsui Trust Bank Ltd.
Ω	0.850%, 03/25/24		600	580,851
Ω	2.550%, 03/10/25		3,200	3,034,281
Takeda Pharmaceutical Co. Ltd.
	2.250%, 11/21/26	EUR	1,500	1,569,994
Toyota Finance Australia Ltd.
	0.250%, 04/09/24	EUR	2,000	2,144,466
	2.004%, 10/21/24	EUR	970	1,042,924
	0.064%, 01/13/25	EUR	3,450	3,584,585
Toyota Motor Credit Corp.
	0.750%, 11/19/26	GBP	1,049	1,155,311
Toyota Motor Credit Corp., Floating Rate Note,
(r)	SOFR + 0.380%, FRN, 5.631%, 02/22/24		1,500	1,500,431
(r)	SOFR + 0.890%, FRN, 5.976%, 05/18/26		5,030	5,063,450
Toyota Motor Finance Netherlands BV
	0.625%, 09/26/23	EUR	1,500	1,641,031
Δ	0.000%, 10/27/25	EUR	800	810,073
	0.750%, 12/19/25	GBP	1,500	1,715,197
TOTAL JAPAN				101,951,036
NETHERLANDS — (0.9%)
Cooperatieve Rabobank UA
	0.625%, 02/27/24	EUR	6,000	6,471,699
Ω	2.625%, 07/22/24		1,000	969,609
de Volksbank NV
	0.010%, 09/16/24	EUR	1,900	1,995,424
ING Groep NV
	3.550%, 04/09/24		4,000	3,937,222
	1.125%, 02/14/25	EUR	1,000	1,053,046
Royal Schiphol Group NV
	2.000%, 10/05/26	EUR	700	727,544
Shell International Finance BV
	1.125%, 04/07/24	EUR	800	862,337
TOTAL NETHERLANDS				16,016,881
			Face Amount^	Value†
			(000)
NEW ZEALAND — (1.2%)
	Bank of New Zealand
Ω	3.500%, 02/20/24		2,665	$2,629,784
	New Zealand Government Bond
	0.500%, 05/15/24	NZD	31,000	18,496,921
	TOTAL NEW ZEALAND			21,126,705
NORWAY — (1.2%)
	Kommunalbanken AS
	4.250%, 07/16/25	AUD	90	59,970
	Norway Government Bond
	3.000%, 03/14/24	NOK	214,700	21,026,472
	Statkraft AS
	1.125%, 03/20/25	EUR	440	461,813
	Telenor ASA
	2.625%, 12/06/24	EUR	500	540,009
	TOTAL NORWAY			22,088,264
SPAIN — (2.0%)
	Autonomous Community of Madrid
	4.125%, 05/21/24	EUR	5,000	5,501,383
Banco Bilbao Vizcaya Argentaria SA
	1.750%, 11/26/25	EUR	8,300	8,664,487
	0.375%, 11/15/26	EUR	700	688,275
	3.375%, 09/20/27	EUR	3,000	3,225,439
Banco Santander SA
	2.746%, 05/28/25		2,000	1,892,180
	1.849%, 03/25/26		1,000	901,605
Santander Holdings USA, Inc.
	3.500%, 06/07/24		1,550	1,513,496
	4.500%, 07/17/25		1,000	971,108
	3.244%, 10/05/26		6,000	5,500,010
	Telefonica Emisiones SA
#	4.103%, 03/08/27		7,200	6,901,763
	TOTAL SPAIN			35,759,746
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.0%)
	Asian Development Bank
	0.800%, 11/06/25	AUD	10,650	6,582,473
	Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	17,500	10,580,360
	Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.703%, 08/16/27		2,000	2,004,843
European Investment Bank
	0.875%, 12/15/23	GBP	1,600	2,017,195
	1.500%, 01/26/24	NOK	50,000	4,854,441
	Inter-American Development Bank
	1.250%, 12/15/23	GBP	1,100	1,388,826

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	International Finance Corp.
	1.250%, 12/15/23	GBP	890	$1,123,678
	Nordic Investment Bank
	1.875%, 04/10/24	NOK	75,000	7,250,167
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			35,801,983
SWEDEN — (2.3%)
	Kommuninvest I Sverige AB
	1.000%, 11/13/23	SEK	10,000	942,080
	Lansforsakringar Bank AB
	0.125%, 02/19/25	EUR	1,500	1,546,387
	SBAB Bank AB
	1.875%, 12/10/25	EUR	2,200	2,305,232
Skandinaviska Enskilda Banken AB
#Ω	1.200%, 09/09/26		3,050	2,670,396
	4.000%, 11/09/26	EUR	1,750	1,914,155
	1.750%, 11/11/26	EUR	6,150	6,317,114
	Svenska Handelsbanken AB
	1.000%, 04/15/25	EUR	660	691,491
	Svenska Handelsbanken AB, Floating Rate Note, SOFR + 1.250%, FRN
(r)Ω	6.328%, 06/15/26		5,585	5,621,861
Swedbank AB
	0.400%, 08/29/23	EUR	250	274,180
	0.250%, 10/09/24	EUR	1,200	1,260,972
	0.750%, 05/05/25	EUR	750	776,226
	0.250%, 11/02/26	EUR	2,200	2,143,316
	1.300%, 02/17/27	EUR	1,000	990,221
	Vattenfall AB
	3.250%, 04/18/24	EUR	800	874,840
Volvo Treasury AB
	0.625%, 02/14/25	EUR	2,641	2,761,925
	1.625%, 09/18/25	EUR	1,780	1,865,874
	2.625%, 02/20/26	EUR	5,500	5,863,948
	2.000%, 08/19/27	EUR	2,918	3,003,451
	TOTAL SWEDEN			41,823,669
SWITZERLAND — (0.8%)
	ABB Finance BV
	0.625%, 03/31/24	EUR	480	516,195
	Argentum Netherlands BV for Givaudan SA
	1.125%, 09/17/25	EUR	1,200	1,244,221
	UBS AG
	0.010%, 03/31/26	EUR	4,410	4,339,644
UBS Group AG
	4.125%, 09/24/25		3,000	2,886,549
	4.125%, 04/15/26		5,000	4,784,343
			Face Amount^	Value†
			(000)
SWITZERLAND — (Continued)
	1.250%, 09/01/26	EUR	580	$580,216
TOTAL SWITZERLAND				14,351,168
UNITED KINGDOM — (3.6%)
Barclays PLC
	3.125%, 01/17/24	GBP	322	407,417
	4.375%, 01/12/26		11,400	11,019,191
BAT Capital Corp.
	3.222%, 08/15/24		1,500	1,459,843
	3.215%, 09/06/26		6,489	6,068,502
BAT International Finance PLC
	1.668%, 03/25/26		5,610	5,084,334
BP Capital Markets PLC
	1.876%, 04/07/24	EUR	3,072	3,327,676
	0.900%, 07/03/24	EUR	2,500	2,672,775
	2.972%, 02/27/26	EUR	2,662	2,877,254
	2.213%, 09/25/26	EUR	3,000	3,146,994
CNH Industrial Capital LLC
	4.200%, 01/15/24		210	208,306
CNH Industrial NV
	4.500%, 08/15/23		50	49,967
Diageo Finance PLC
	0.500%, 06/19/24	EUR	174	185,599
	1.750%, 09/23/24	EUR	1,200	1,287,291
	1.000%, 04/22/25	EUR	1,800	1,886,281
Lloyds Bank Corporate Markets PLC
	0.375%, 01/28/25	EUR	855	888,658
Lloyds Bank PLC
	1.250%, 01/13/25	EUR	800	845,572
Lloyds Banking Group PLC
	4.450%, 05/08/25		5,000	4,872,331
	3.750%, 01/11/27		1,070	1,010,955
Lseg Netherlands BV
Δ	0.000%, 04/06/25	EUR	1,980	2,038,448
Motability Operations Group PLC
	0.875%, 03/14/25	EUR	2,000	2,094,751
	0.375%, 01/03/26	EUR	1,200	1,215,382
Nationwide Building Society
	0.250%, 07/22/25	EUR	4,150	4,241,633
Ω	1.500,10/13/26		6,521	5,706,740
	2.000%, 04/28/27	EUR	1,280	1,306,754
NatWest Markets PLC
Ω	0.800%, 08/12/24		700	664,051
Reckitt Benckiser Treasury Services Nederland BV
	0.375%, 05/19/26	EUR	600	606,622
Unilever Finance Netherlands BV
	0.750%, 02/28/26	EUR	930	954,933
TOTAL UNITED KINGDOM				66,128,260
UNITED STATES — (30.8%)
AES Corp.
	1.375%, 01/15/26		3,000	2,711,607

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Affiliated Managers Group, Inc.
4.250%, 02/15/24		10,500	$10,394,998
American Express Co., Floating Rate Note, SOFR + 0.930%, FRN
(r) 6.114%, 03/04/25		829	832,360
American Honda Finance Corp.
1.950%, 10/18/24	EUR	1,440	1,546,526
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	2,000	2,087,261
American Tower Corp.
4.000%, 06/01/25		700	679,695
3.375%, 10/15/26		3,000	2,821,944
3.125%, 01/15/27		6,600	6,093,050
AmerisourceBergen Corp.
3.400%, 05/15/24		4,000	3,925,362
Amgen, Inc.
3.625%, 05/22/24		4,159	4,089,333
2.000%, 02/25/26	EUR	3,600	3,788,395
5.500%, 12/07/26	GBP	500	636,682
Aon Global Ltd.
3.500%, 06/14/24		200	196,086
Archer-Daniels-Midland Co.
1.000%, 09/12/25	EUR	750	776,622
Arizona Public Service Co.
3.350%, 06/15/24		1,000	974,825
Arrow Electronics, Inc.
3.250%, 09/08/24		5,513	5,350,770
Bank of America Corp.
2.375%, 06/19/24	EUR	500	541,850
1.375%, 03/26/25	EUR	750	792,152
Baxter International, Inc.
0.400%, 05/15/24	EUR	130	138,839
Boardwalk Pipelines LP
5.950%, 06/01/26		1,100	1,105,573
Boeing Co.
3.100%, 05/01/26		4,500	4,249,061
Booking Holdings, Inc.
0.100%, 03/08/25	EUR	1,470	1,520,777
3.650%, 03/15/25		1,697	1,654,775
Brown & Brown, Inc.
4.200%, 09/15/24		10,428	10,229,917
Camden Property Trust
3.500%, 09/15/24		3,244	3,159,800
Capital One Financial Corp.
3.200%, 02/05/25		1,900	1,814,076
4.250%, 04/30/25		1,500	1,454,909
3.750%, 03/09/27		5,000	4,677,434
Celanese U.S. Holdings LLC
1.400%, 08/05/26		13,613	11,908,564
Charles Schwab Corp.
# 0.750%, 03/18/24		2,942	2,847,948
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Chubb INA Holdings, Inc.
	0.300%, 12/15/24	EUR	2,642	$2,754,977
	Cigna Group
	3.500%, 06/15/24		1,438	1,412,199
Citigroup, Inc.
	3.875%, 10/25/23		530	527,774
	1.750%, 01/28/25	EUR	500	532,335
	2.125%, 09/10/26	EUR	800	835,342
	1.750%, 10/23/26	GBP	2,000	2,262,509
	CNA Financial Corp.
	3.950%, 05/15/24		3,000	2,954,478
	CNO Financial Group, Inc.
	5.250%, 05/30/25		5,600	5,496,494
	Conagra Brands, Inc.
	4.300%, 05/01/24		1,100	1,087,569
	Constellation Energy Generation LLC
	3.250%, 06/01/25		9,272	8,877,318
	Crown Castle, Inc.
	2.900%, 03/15/27		10,000	9,183,056
	DH Europe Finance II Sarl
	0.200%, 03/18/26	EUR	1,000	1,002,335
	Discover Bank
	3.450%, 07/27/26		7,000	6,473,341
Discover Financial Services
	3.950%, 11/06/24		3,022	2,940,880
	3.750%, 03/04/25		250	240,962
#	4.500%, 01/30/26		3,838	3,697,223
	Discovery Communications LLC
	3.450%, 03/15/25		200	192,084
	Dominion Energy, Inc.
	3.300%, 03/15/25		1,400	1,348,989
	DXC Technology Co.
	1.800%, 09/15/26		15,069	13,263,757
	Eaton Capital UnLtd Co.
	0.128%, 03/08/26	EUR	10,800	10,829,734
	Ecolab, Inc.
	1.000%, 01/15/24	EUR	1,160	1,257,034
Edison International
	3.550%, 11/15/24		1,000	969,097
	4.950%, 04/15/25		8,017	7,895,822
	Emerson Electric Co.
	1.250%, 10/15/25	EUR	800	831,326
Energy Transfer LP
	5.875%, 01/15/24		1,608	1,606,109
	4.050%, 03/15/25		3,241	3,156,657
	2.900%, 05/15/25		1,552	1,478,823
	Equifax, Inc.
	2.600%, 12/01/24		5,000	4,780,955
	Equinix, Inc.
	2.625%, 11/18/24		5,000	4,804,166
ERAC USA Finance LLC
Ω	2.700%, 11/01/23		2,310	2,291,022
Ω	3.850%, 11/15/24		1,600	1,563,563
	Expedia Group, Inc.
	5.000%, 02/15/26		4,800	4,756,312

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Experian Finance PLC
	0.739%, 10/29/25	GBP	750	$861,163
	1.375%, 06/25/26	EUR	3,447	3,534,116
	Exxon Mobil Corp.
	0.142%, 06/26/24	EUR	1,600	1,700,039
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		4,000	3,889,104
	Fiserv, Inc.
	2.750%, 07/01/24		1,700	1,652,186
	Flex Ltd.
	3.750%, 02/01/26		7,937	7,572,552
	Fortune Brands Innovations, Inc.
	4.000%, 06/15/25		1,000	967,640
	GATX Corp.
	3.850%, 03/30/27		850	795,744
General Motors Financial Co. Inc.
	2.250%, 09/06/24	GBP	275	337,952
	2.750%, 06/20/25		6,220	5,896,540
	6.125%, 10/01/25		2,200	2,223,926
Global Payments, Inc.
	2.650%, 02/15/25		2,500	2,383,063
	2.150%, 01/15/27		5,000	4,464,253
Goldman Sachs Group, Inc.
	4.000%, 03/03/24		3,750	3,710,975
	3.375%, 03/27/25	EUR	5,750	6,264,052
	3.750%, 05/22/25		7,300	7,050,621
	Hewlett Packard Enterprise Co.
	4.450%, 10/02/23		921	918,994
	Holcim Finance Luxembourg SA
	1.500%, 04/06/25	EUR	910	958,737
	Honeywell International, Inc.
Δ	0.000%, 03/10/24	EUR	4,200	4,505,179
	Host Hotels & Resorts LP
	3.875%, 04/01/24		91	89,363
HP, Inc.
	2.200%, 06/17/25		1,069	1,006,150
	3.000%, 06/17/27		5,000	4,629,368
	International Business Machines Corp.
	0.875%, 01/31/25	EUR	5,800	6,095,362
	J M Smucker Co.
	3.500%, 03/15/25		1,000	968,281
	Jabil, Inc.
	4.250%, 05/15/27		5,000	4,786,126
	Jefferies Financial Group, Inc.
	6.450%, 06/08/27		5,000	5,119,766
	John Deere Capital Corp., Floating Rate Note, SOFR + 0.790%, FRN
(r)	5.866%, 06/08/26		7,584	7,614,645
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	John Deere Cash Management Sarl
	1.375%, 04/02/24	EUR	1,150	$1,243,259
	John Deere Financial, Inc.
	2.460%, 04/04/24	CAD	1,000	744,019
JPMorgan Chase & Co.
	1.500%, 01/27/25	EUR	1,000	1,061,625
	3.300%, 04/01/26		299	285,106
	Kinder Morgan Energy Partners LP
	4.300%, 05/01/24		1,800	1,778,286
	Laboratory Corp. of America Holdings
	4.000%, 11/01/23		5,000	4,974,482
Lazard Group LLC
	3.750%, 02/13/25		1,000	965,274
	3.625%, 03/01/27		6,000	5,577,344
	Legg Mason, Inc.
	4.750%, 03/15/26		17,000	16,785,059
	Lennar Corp.
	4.750%, 05/30/25		3,900	3,828,191
	Linde, Inc.
	1.200%, 02/12/24	EUR	6,625	7,174,388
Marathon Petroleum Corp.
	3.625%, 09/15/24		2,838	2,771,830
	4.700%, 05/01/25		2,970	2,931,098
	Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		3,000	2,940,390
	McDonald's Corp.
	3.700%, 01/30/26		660	638,477
	Medtronic Global Holdings SCA
	0.250%, 07/02/25	EUR	1,550	1,590,673
	Merck & Co., Inc.
	0.500%, 11/02/24	EUR	300	316,492
	MetLife, Inc.
	5.375%, 12/09/24	GBP	1,300	1,646,395
	Micron Technology, Inc.
	4.185%, 02/15/27		2,778	2,667,306
Morgan Stanley
	1.750%, 01/30/25	EUR	3,000	3,186,359
	6.250%, 08/09/26		5,500	5,634,369
	1.375%, 10/27/26	EUR	1,004	1,017,624
	1.875%, 04/27/27	EUR	2,750	2,807,376
MPLX LP
	4.875%, 12/01/24		1,330	1,313,066
	1.750%, 03/01/26		6,067	5,535,511
	Mylan, Inc.
	4.200%, 11/29/23		200	198,694
	NextEra Energy Capital Holdings, Inc.
	4.200%, 06/20/24		1,000	986,136
	Nucor Corp.
	2.000%, 06/01/25		1,500	1,408,324
	Nuveen Finance LLC
Ω	4.125%, 11/01/24		2,000	1,948,565

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
ONEOK, Inc.
	5.850%, 01/15/26		9,862	$9,933,843
Oracle Corp.
	2.500%, 04/01/25		5,200	4,959,750
	3.125%, 07/10/25	EUR	1,500	1,628,602
Ovintiv Exploration, Inc.
	5.375%, 01/01/26		3,484	3,459,379
Paramount Global
	4.750%, 05/15/25		2,784	2,732,142
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.125%, 08/01/23		700	700,000
Ω	4.000%, 07/15/25		341	327,648
Ω	1.200%, 11/15/25		4,000	3,588,307
Ω	4.450%, 01/29/26		1,572	1,514,352
Philip Morris International, Inc.
	2.875%, 05/01/24		9,600	9,410,686
	2.750%, 03/19/25	EUR	636	684,982
PPG Industries, Inc.
	1.875%, 06/01/25	EUR	2,450	2,591,978
Prologis Euro Finance LLC
	0.250%, 09/10/27	EUR	828	779,897
Prologis LP
	3.000%, 06/02/26	EUR	3,600	3,837,579
PVH Corp.
	4.625%, 07/10/25		4,003	3,882,747
Realty Income Corp.
	1.875%, 01/14/27	GBP	1,700	1,887,685
Reinsurance Group of America, Inc.
	4.700%, 09/15/23		4,600	4,590,324
Ross Stores, Inc.
	3.375%, 09/15/24		2,000	1,945,423
	4.600%, 04/15/25		1,000	980,504
Royalty Pharma PLC
	1.200%, 09/02/25		5,372	4,883,603
Ryder System, Inc.
	3.650%, 03/18/24		220	216,974
	4.625%, 06/01/25		1,000	978,488
	4.300%, 06/15/27		3,023	2,933,725
Schlumberger Finance BV
Δ	0.000%, 10/15/24	EUR	1,080	1,133,965
Sherwin-Williams Co.
	3.125%, 06/01/24		3,300	3,235,054
Sky Ltd.
	2.250%, 11/17/25	EUR	1,080	1,143,847
	2.500%, 09/15/26	EUR	1,767	1,867,625
Southwest Airlines Co.
	5.250%, 05/04/25		8,152	8,103,759
Southwestern Electric Power Co.
	1.650%, 03/15/26		7,281	6,620,797
Spirit Realty LP
	3.200%, 01/15/27		15,000	13,554,903
Thermo Fisher Scientific Finance I BV
Δ	0.000%, 11/18/23	EUR	492	534,776
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Thermo Fisher Scientific, Inc.
0.750%, 09/12/24	EUR	1,000	$1,061,568
0.125%, 03/01/25	EUR	6,300	6,533,754
1.400%, 01/23/26	EUR	800	830,380
Truist Bank
1.500%, 03/10/25		280	260,771
4.050%, 11/03/25		5,000	4,814,767
U.S. Bancorp
0.850%, 06/07/24	EUR	1,500	1,591,164
United Parcel Service, Inc.
2.125%, 05/21/24	CAD	2,250	1,661,944
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		17,900	16,986,487
Ventas Realty LP
3.750%, 05/01/24		2,000	1,963,177
2.650%, 01/15/25		800	757,625
3.500%, 02/01/25		3,000	2,881,322
4.125%, 01/15/26		2,000	1,922,482
Verizon Communications, Inc.
3.376%, 02/15/25		1,000	968,110
VF Corp.
2.400%, 04/23/25		6,253	5,886,777
VMware, Inc.
1.400%, 08/15/26		3,360	2,976,897
WEC Energy Group, Inc.
0.800%, 03/15/24		1,000	970,114
Wells Fargo & Co.
2.509%, 10/27/23	CAD	5,000	3,764,608
0.500%, 04/26/24	EUR	2,000	2,141,295
1.625%, 06/02/25	EUR	4,000	4,201,402
1.000%, 02/02/27	EUR	2,650	2,609,716
Western Union Co.
1.350%, 03/15/26		11,347	10,138,855
Williams Cos., Inc.
4.550%, 06/24/24		4,500	4,448,869
3.900%, 01/15/25		2,277	2,223,217
TOTAL UNITED STATES			564,495,693
TOTAL BONDS			1,307,479,756
U.S. TREASURY OBLIGATIONS — (19.9%)
U.S. Treasury Inflation Indexed Bonds
0.375%, 07/15/25		5,771	5,528,975
U.S. Treasury Notes
0.125%, 08/15/23		201,000	200,586,169
0.125%, 08/31/23		5,000	4,978,568
0.250%, 11/15/23		5,000	4,927,148
0.125%, 12/15/23		17,500	17,167,773
0.750%, 12/31/23		25,000	24,525,391
U.S. Treasury Notes, Floating Rate Note,
(r) 3M USTMMR + 0.140%, FRN, 5.491%, 10/31/24		3,500	3,504,499

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

(r)	3M USTMMR + 0.200%, FRN, 5.551%, 01/31/25	43,500	$43,591,139
(r)	3M USTMMR + 0.169%, FRN, 5.510%, 04/30/25	59,000	59,063,031
TOTAL U.S. TREASURY OBLIGATIONS			363,872,693
COMMERCIAL PAPER — (8.2%)
CANADA — (2.9%)
CDP Financial, Inc.
Ω	5.230%, 09/14/23	12,000	11,919,825
Ω	5.210%, 09/15/23	5,000	4,965,839
Ω	5.626%, 12/04/23	10,000	9,808,340
Ω	5.606%, 12/12/23	13,000	12,734,200
Ω	5.510%, 01/11/24	10,000	9,746,893
Export Development Canada
	5.630%, 01/04/24	4,500	4,393,161
TOTAL CANADA			53,568,258
FRANCE — (0.1%)
Credit Agricole Corporate & Investment Bank SA
	5.609%, 09/08/23	2,500	2,485,492
JAPAN — (0.9%)
American Honda Finance Corp.
	5.596%, 08/03/23	15,700	15,692,883
	5.757%, 09/18/23	1,000	992,477
TOTAL JAPAN			16,685,360
SWEDEN — (1.1%)
Skandinaviska Enskilda Banken AB
Ω	5.668%, 11/15/23	7,250	7,132,969
		Face Amount^	Value†
		(000)

SWEDEN — (Continued)
Swedbank AB
	5.603%, 10/24/23	13,000	$12,835,478
TOTAL SWEDEN			19,968,447
UNITED STATES — (3.2%)
General Motors Financial Co., Inc.
Ω	5.650%, 11/08/23	5,000	4,915,375
Harley-Davidson Financial Services, Inc.
Ω	5.700%, 08/04/23	8,500	8,494,749
Ω	4.297%, 08/17/23	5,500	5,485,481
Parker-Hannifin Corp.
Ω	5.460%, 10/02/23	14,000	13,855,009
Walgreens Boots Alliance, Inc.
Ω	6.069%, 08/18/23	13,000	12,961,260
Walt Disney Co.
Ω	5.673%, 10/31/23	13,170	12,985,528
TOTAL UNITED STATES			58,697,402
TOTAL COMMERCIAL PAPER (Cost $151,456,330)			151,404,959
TOTAL INVESTMENT SECURITIES (Cost $1,852,011,748)			1,822,757,408

		Shares
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	748,082	8,653,059
TOTAL INVESTMENTS — (100.0%)
(Cost $1,860,664,297)^^			$1,831,410,467

As of July 31, 2023, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
NZD	608,237	USD	368,465	Citibank, N.A.	08/01/23	$9,311
NZD	29,667,031	USD	18,302,481	State Street Bank and Trust	08/01/23	123,708
USD	17,701,255	GBP	13,710,094	Citibank, N.A.	08/14/23	105,346
USD	11,916,703	AUD	17,467,624	HSBC Bank	08/18/23	177,252
USD	148,389,212	EUR	134,662,400	Citibank, N.A.	08/23/23	179,196
USD	89,359,928	EUR	80,764,764	Barclays Capital	08/28/23	448,577

DFA Short-Duration Real Return Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	21,063,210	GBP	16,257,043	Bank of New York Mellon	08/30/23	$196,927
USD	14,396,264	AUD	21,161,516	Societe Generale	08/30/23	168,411
Total Appreciation						$1,408,728
USD	18,177,719	NZD	30,275,268	State Street Bank and Trust	08/01/23	$(626,246)
USD	39,541,457	NOK	423,973,235	State Street Bank and Trust	08/04/23	(2,294,240)
USD	89,146,544	EUR	81,463,196	Citibank, N.A.	08/22/23	(507,903)
EUR	2,494,534	USD	2,760,082	State Street Bank and Trust	08/22/23	(14,718)
EUR	10,691,490	USD	11,770,958	Citibank, N.A.	08/28/23	(1,038)
USD	18,396,096	NZD	29,817,903	State Street Bank and Trust	08/29/23	(124,673)
USD	31,610,142	CAD	41,876,595	HSBC Bank	08/30/23	(159,747)
USD	24,335,143	CAD	32,288,085	HSBC Bank	09/07/23	(162,900)
USD	929,362	SEK	9,979,426	Citibank, N.A.	09/27/23	(21,237)
USD	92,716,524	EUR	84,700,773	Barclays Capital	10/02/23	(690,082)
EUR	1,680,211	USD	1,878,408	HSBC Bank	10/02/23	(25,499)
EUR	8,193,055	USD	9,147,155	State Street Bank and Trust	10/02/23	(111,990)
Total (Depreciation)						$(4,740,273)
Total Appreciation (Depreciation)						$(3,331,545)
As of July 31, 2023, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.243%	Fixed	CPI	Maturity	USD	26,000,000	01/14/25	—	—	$729,087	$729,087
Bank of America Corp.	3.070%	Fixed	CPI	Maturity	USD	18,000,000	01/25/25	—	—	556,777	556,777
Bank of America Corp.	2.933%	Fixed	CPI	Maturity	USD	48,000,000	08/17/23	—	—	3,195,329	3,195,329
Bank of America Corp.	2.905%	Fixed	CPI	Maturity	USD	21,000,000	10/08/24	—	—	1,067,772	1,067,772
Bank of America Corp.	2.889%	Fixed	CPI	Maturity	USD	20,000,000	08/04/24	—	—	1,261,655	1,261,655
Bank of America Corp.	2.820%	Fixed	CPI	Maturity	USD	44,000,000	09/03/24	—	—	2,526,198	2,526,198
Bank of America Corp.	2.581%	Fixed	CPI	Maturity	USD	31,000,000	04/16/26	—	—	2,654,253	2,654,253
Bank of America Corp.	2.580%	Fixed	CPI	Maturity	USD	29,000,000	06/15/26	—	—	2,310,300	2,310,300
Bank of America Corp.	2.495%	Fixed	CPI	Maturity	USD	43,000,000	03/16/26	—	—	3,911,673	3,911,673
Bank of America Corp.	2.384%	Fixed	CPI	Maturity	USD	37,000,000	07/27/24	—	—	923	923
Bank of America Corp.	2.340%	Fixed	CPI	Maturity	USD	21,000,000	09/26/23	—	—	1,879,076	1,879,076
Bank of America Corp.	2.052%	Fixed	CPI	Maturity	USD	64,000,000	05/17/24	—	—	343,237	343,237
Bank of America Corp.	1.310%	Fixed	CPI	Maturity	USD	38,000,000	06/24/24	—	—	5,626,670	5,626,670
Citibank, N.A.	4.010%	Fixed	CPI	Maturity	USD	35,000,000	11/18/23	—	—	1,298,730	1,298,730
Citibank, N.A.	3.859%	Fixed	CPI	Maturity	USD	39,000,000	03/09/25	—	—	74,062	74,062
Citibank, N.A.	3.774%	Fixed	CPI	Maturity	USD	22,000,000	03/04/25	—	—	110,933	110,933
Citibank, N.A.	3.726%	Fixed	CPI	Maturity	USD	33,000,000	02/24/24	—	—	722,182	722,182
Citibank, N.A.	3.590%	Fixed	CPI	Maturity	USD	28,000,000	10/29/23	—	—	1,341,028	1,341,028
Citibank, N.A.	3.546%	Fixed	CPI	Maturity	USD	30,000,000	11/01/23	—	—	1,456,311	1,456,311
Citibank, N.A.	3.361%	Fixed	CPI	Maturity	USD	48,000,000	01/18/24	—	—	1,678,087	1,678,087
Citibank, N.A.	3.299%	Fixed	CPI	Maturity	USD	21,000,000	02/01/24	—	—	698,972	698,972

DFA Short-Duration Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	3.255%	Fixed	CPI	Maturity	USD	57,000,000	10/19/23	—	—	$3,089,030	$3,089,030
Citibank, N.A.	3.125%	Fixed	CPI	Maturity	USD	42,000,000	01/31/25	—	—	1,186,642	1,186,642
Citibank, N.A.	2.965%	Fixed	CPI	Maturity	USD	20,000,000	09/01/23	—	—	1,250,074	1,250,074
Citibank, N.A.	2.539%	Fixed	CPI	Maturity	USD	30,000,000	04/07/26	—	—	2,644,692	2,644,692
Citibank, N.A.	2.335%	Fixed	CPI	Maturity	USD	40,000,000	05/24/24	—	—	110,946	110,946
Citibank, N.A.	1.998%	Fixed	CPI	Maturity	USD	23,000,000	12/10/23	—	—	2,482,417	2,482,417
Citibank, N.A.	1.303%	Fixed	CPI	Maturity	USD	25,000,000	06/22/25	—	—	3,904,747	3,904,747
Deutsche Bank AG	3.345%	Fixed	CPI	Maturity	USD	30,000,000	11/01/24	—	—	1,124,100	1,124,100
Deutsche Bank AG	3.318%	Fixed	CPI	Maturity	USD	25,000,000	11/29/25	—	—	731,420	731,420
Deutsche Bank AG	3.280%	Fixed	CPI	Maturity	USD	20,000,000	01/05/25	—	—	573,399	573,399
Deutsche Bank AG	3.275%	Fixed	CPI	Maturity	USD	43,000,000	11/08/24	—	—	1,687,435	1,687,435
Deutsche Bank AG	3.223%	Fixed	CPI	Maturity	USD	20,000,000	12/01/25	—	—	657,320	657,320
Deutsche Bank AG	2.860%	Fixed	CPI	Maturity	USD	30,000,000	09/24/23	—	—	1,865,638	1,865,638
Deutsche Bank AG	2.735%	Fixed	CPI	Maturity	USD	31,000,000	05/27/26	—	—	2,329,077	2,329,077
Deutsche Bank AG	2.710%	Fixed	CPI	Maturity	USD	27,000,000	05/25/26	—	—	2,070,711	2,070,711
Deutsche Bank AG	2.698%	Fixed	CPI	Maturity	USD	32,000,000	06/08/26	—	—	2,404,689	2,404,689
Deutsche Bank AG	2.695%	Fixed	CPI	Maturity	USD	32,000,000	09/24/25	—	—	1,794,153	1,794,153
Deutsche Bank AG	2.623%	Fixed	CPI	Maturity	USD	40,000,000	07/14/26	—	—	2,897,786	2,897,786
Deutsche Bank AG	2.588%	Fixed	CPI	Maturity	USD	40,000,000	06/24/26	—	—	3,108,754	3,108,754
Deutsche Bank AG	2.423%	Fixed	CPI	Maturity	USD	45,000,000	03/08/26	—	—	4,268,949	4,268,949
Deutsche Bank AG	2.420%	Fixed	CPI	Maturity	USD	20,000,000	03/05/26	—	—	1,898,946	1,898,946
Deutsche Bank AG	2.325%	Fixed	CPI	Maturity	USD	42,000,000	03/02/26	—	—	4,186,447	4,186,447
Deutsche Bank AG	1.540%	Fixed	CPI	Maturity	USD	20,000,000	07/15/25	—	—	2,985,202	2,985,202
Deutsche Bank AG	1.518%	Fixed	CPI	Maturity	USD	34,000,000	07/20/24	—	—	4,882,052	4,882,052
Morgan Stanley and Co. International	3.665%	Fixed	CPI	Maturity	USD	42,000,000	02/22/24	—	—	981,091	981,091
Morgan Stanley and Co. International	2.600%	Fixed	CPI	Maturity	USD	50,000,000	03/17/24	—	—	173,380	173,380
Morgan Stanley and Co. International	2.410%	Fixed	CPI	Maturity	USD	35,000,000	06/12/24	—	—	43,203	43,203
Morgan Stanley and Co. International	2.390%	Fixed	CPI	Maturity	USD	58,000,000	06/06/24	—	—	108,773	108,773
Morgan Stanley and Co. International	2.198%	Fixed	CPI	Maturity	USD	22,000,000	07/17/24	—	—	37,497	37,497
Total Appreciation										$88,921,825	$88,921,825
Bank of America Corp.	2.765%	Fixed	CPI	Maturity	USD	22,000,000	12/05/24	—	—	(16,896)	(16,896)
Citibank, N.A.	3.849%	Fixed	CPI	Maturity	USD	40,000,000	03/15/26	—	—	(454,725)	(454,725)
Citibank, N.A.	2.470%	Fixed	CPI	Maturity	USD	59,000,000	06/26/24	—	—	(22,464)	(22,464)
Deutsche Bank AG	3.959%	Fixed	CPI	Maturity	USD	30,000,000	05/04/25	—	—	(304,967)	(304,967)
Deutsche Bank AG	2.725%	Fixed	CPI	Maturity	USD	22,000,000	11/16/25	—	—	(10,577)	(10,577)

DFA Short-Duration Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Intercontinental Exchange, Inc.	2.970%	Fixed	CPI	Maturity	USD	32,000,000	10/28/25	—	—	$(242,570)	$(242,570)
Total (Depreciation)										$(1,052,199)	$(1,052,199)
Total Appreciation (Depreciation)										$87,869,626	$87,869,626
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$48,033,467	—	$48,033,467
Austria	—	2,292,481	—	2,292,481
Belgium	—	15,413,915	—	15,413,915
Canada	—	104,885,405	—	104,885,405
Denmark	—	6,127,313	—	6,127,313
Finland	—	9,542,601	—	9,542,601
France	—	102,166,758	—	102,166,758
Germany	—	67,999,117	—	67,999,117
Ireland	—	15,438,148	—	15,438,148
Italy	—	16,037,146	—	16,037,146
Japan	—	101,951,036	—	101,951,036
Netherlands	—	16,016,881	—	16,016,881
New Zealand	—	21,126,705	—	21,126,705
Norway	—	22,088,264	—	22,088,264
Spain	—	35,759,746	—	35,759,746
Supranational Organization Obligations	—	35,801,983	—	35,801,983
Sweden	—	41,823,669	—	41,823,669
Switzerland	—	14,351,168	—	14,351,168
United Kingdom	—	66,128,260	—	66,128,260
United States	—	564,495,693	—	564,495,693
U.S. Treasury Obligations	—	363,872,693	—	363,872,693
Commercial Paper	—	151,404,959	—	151,404,959
Securities Lending Collateral	—	8,653,059	—	8,653,059
Forward Currency Contracts**	—	(3,331,545)	—	(3,331,545)
Swap Agreements**	—	87,869,626	—	87,869,626
TOTAL	—	$1,915,948,548	—	$1,915,948,548
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (1.8%)
Alabama Federal Aid Highway Finance Authority (RB) Series A
¤ 5.000%, 09/01/32 (Pre-refunded @ $100, 9/1/26)	1,010	$1,072,751
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 9/1/26)	2,540	2,697,811
¤ 5.000%, 09/01/34 (Pre-refunded @ $100, 9/1/26)	4,725	5,018,565
¤ 5.000%, 09/01/36 (Pre-refunded @ $100, 9/1/26)	4,000	4,248,521
City of Huntsville (GO) Series A
5.000%, 03/01/24	1,995	2,015,468
City of Huntsville (GO) Series C
5.000%, 03/01/24	1,330	1,343,646
State of Alabama (GO) Series
5.000%, 11/01/24	2,665	2,724,078
State of Alabama (GO) Series A
5.000%, 08/01/23	2,200	2,200,000
Tuscaloosa County Board of Education (ST)
¤ 5.000%, 02/01/43 (Pre-refunded @ $100, 2/1/27)	1,090	1,168,482
Water Works Board of the City of Birmingham (RB) Series B
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 1/1/25)	5,650	5,787,166
TOTAL ALABAMA		28,276,488
ALASKA — (0.3%)
Municipality of Anchorage (GO)
4.250%, 12/15/23	1,000	1,002,914
Municipality of Anchorage (GO) Series A
5.000%, 09/01/23	2,585	2,588,233
	Face Amount	Value†
	(000)
ALASKA — (Continued)
Municipality of Anchorage (GO) Series B
5.000%, 09/01/23	635	$635,794
TOTAL ALASKA		4,226,941
ARIZONA — (0.5%)
City of Phoenix (GO) Series A
5.000%, 07/01/27	1,500	1,619,206
City of Tempe (GO)
5.000%, 07/01/26	1,695	1,795,119
5.000%, 07/01/27	955	1,032,735
Coconino County Unified School District No. 1-Flagstaff (GO) Series B
4.000%, 07/01/27	1,000	1,044,568
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/28	1,250	1,381,594
Town of Gilbert (GO)
5.000%, 07/15/27	1,500	1,623,562
TOTAL ARIZONA		8,496,784
ARKANSAS — (0.1%)
University of Arkansas (RB) Series A
¤ 5.000%, 11/01/29 (Pre-refunded @ $100, 11/1/24)	1,385	1,413,825
CALIFORNIA — (5.4%)
California State Public Works Board (RB) Series B
5.000%, 05/01/28	1,185	1,304,940
California State Public Works Board (RB) Series D
5.000%, 05/01/28	2,235	2,461,215
City of Los Angeles (RN)
5.000%, 06/27/24	20,000	20,324,278
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
4.000%, 11/01/30	7,845	8,164,754
County of Los Angeles (RN)
5.000%, 06/28/24	4,000	4,064,867

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
County of Riverside (RN)
5.000%, 06/28/24	4,200	$4,266,598
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/25	15	15,593
5.000%, 07/01/26	2,145	2,282,213
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/25)	790	818,244
San Diego Unified School District (GO) Series M-2
5.000%, 07/01/24	2,000	2,034,238
San Francisco Unified School District (GO)
5.000%, 06/15/28	5,390	5,972,390
San Francisco Unified School District (GO) Series C
5.000%, 06/15/28	3,410	3,778,451
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	540	558,838
State of California (GO)
5.000%, 08/01/26	9,000	9,550,007
5.000%, 12/01/26	5,535	5,916,740
3.500%, 08/01/27	1,500	1,537,213
5.000%, 08/01/27	4,000	4,341,814
5.000%, 04/01/28	2,500	2,756,096
5.000%, 10/01/29	1,020	1,080,768
State of California (GO) Series B
5.000%, 09/01/25	3,140	3,267,717
TOTAL CALIFORNIA		84,496,974
COLORADO — (1.8%)
Board of Water Commissioners City & County of Denver (RB) Series A
5.000%, 12/15/26	3,310	3,530,430
5.000%, 12/15/27	3,450	3,760,637
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
5.000%, 12/15/29	3,000	3,190,852
City & County of Denver (GO) Series B
5.000%, 08/01/27	2,920	3,169,524
	Face Amount	Value†
	(000)
COLORADO — (Continued)
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/23	1,650	$1,657,565
City of Colorado Springs Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,000	3,198,871
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	900	921,984
Douglas County School District No. Re-1 Douglas & Elbert Counties (GO) (ST AID WITHHLDG) Series A
5.000%, 12/15/23	2,645	2,661,833
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/23	1,825	1,835,153
5.000%, 12/01/26	335	357,774
Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork (GO) (ST AID WITHHLDG) Series 1
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/25)	570	596,702
Jefferson County School District R-1 (GO) (ST AID WITHHLDG) Series A
5.250%, 12/15/24	1,035	1,062,983
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	425	443,907
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/23	2,425	2,430,445
TOTAL COLORADO		28,818,660
CONNECTICUT — (0.8%)
Town of Darien (GO)
4.000%, 04/25/24	8,000	8,043,014
Town of Greenwich (GO)
4.000%, 02/08/24	5,000	5,018,248
TOTAL CONNECTICUT		13,061,262

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
DELAWARE — (0.4%)
County of New Castle (GO) Series A
5.000%, 10/01/23	2,275	$2,281,315
County of New Castle (GO) Series N
5.000%, 10/01/23	1,500	1,504,163
State of Delaware (GO)
5.000%, 03/01/26	2,000	2,103,339
TOTAL DELAWARE		5,888,817
DISTRICT OF COLUMBIA — (0.5%)
District of Columbia (GO) Series B
5.000%, 06/01/25	1,065	1,100,241
District of Columbia (GO) Series E
5.000%, 06/01/26	1,885	1,991,482
Washington Metropolitan Area Transit Authority (RB) Series A-1
5.000%, 07/01/27	4,535	4,864,087
TOTAL DISTRICT OF COLUMBIA		7,955,810
FLORIDA — (2.2%)
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	345	357,518
County of Miami-Dade (GO) Series A
5.000%, 07/01/26	1,810	1,912,753
5.000%, 07/01/28	1,560	1,721,206
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/26	5,000	5,273,823
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,380	1,432,732
Hillsborough County Aviation Authority (RB) Series B
¤ 5.000%, 10/01/35 (Pre-refunded @ $100, 10/1/24)	2,400	2,449,145
Palm Beach County Health Facilities Authority (RB)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,400	1,431,252
School Board of Miami-Dade County (GO) (BAM) Series
5.000%, 03/15/28	2,515	2,752,710
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
School District of Broward County (RN)
5.000%, 06/28/24	8,500	$8,616,554
State of Florida (GO) Series A
5.000%, 06/01/24	235	238,286
5.000%, 07/01/24	510	518,130
5.000%, 07/01/27	2,105	2,253,985
State of Florida (GO) Series B
5.000%, 06/01/24	1,265	1,282,687
5.000%, 06/01/25	3,075	3,178,972
5.000%, 07/01/27	1,496	1,621,240
TOTAL FLORIDA		35,040,993
GEORGIA — (4.3%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/23	2,500	2,514,158
City of Atlanta (GO) Series A-1
5.000%, 12/01/24	825	845,152
City of Atlanta (GO) Series A-2
5.000%, 12/01/24	1,655	1,695,427
Clarke County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/27	3,120	3,382,686
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	1,580	1,584,176
Gwinnett County School District (GO) Series B
5.000%, 08/01/27	25,000	27,175,867
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/23	3,000	3,000,000
Henry County School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/27	3,950	4,116,078
Richmond County Board of Education (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/25	1,000	1,040,608
State of Georgia (GO) Series A
5.000%, 07/01/26	1,200	1,270,880
5.000%, 07/01/27	8,000	8,666,638
State of Georgia (GO) Series A-1
5.000%, 02/01/25	2,535	2,605,430

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
State of Georgia (GO) Series C
5.000%, 01/01/27	1,150	$1,231,639
4.000%, 07/01/29	4,000	4,296,929
State of Georgia (GO) Series C-1
5.000%, 07/01/24	3,300	3,354,697
TOTAL GEORGIA		66,780,365
HAWAII — (1.2%)
City & County of Honolulu (GO) Series A
5.000%, 11/01/25	3,025	3,153,315
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	2,150	2,155,718
5.000%, 10/01/25	450	468,274
5.000%, 10/01/26	430	448,012
5.000%, 03/01/27	2,350	2,518,075
County of Maui (GO)
5.000%, 03/01/25	750	771,491
State of Hawaii (GO) Series
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/23)	1,000	1,000,000
State of Hawaii (GO) Series B
5.000%, 08/01/23	970	970,000
State of Hawaii (GO) Series EH
5.000%, 08/01/23	1,225	1,225,000
State of Hawaii (GO) Series EH-2017
5.000%, 08/01/23	305	305,000
State of Hawaii (GO) Series EZ
5.000%, 10/01/23	1,140	1,142,937
State of Hawaii (GO) Series FH
5.000%, 10/01/23	2,050	2,055,281
5.000%, 10/01/26	1,760	1,869,998
TOTAL HAWAII		18,083,101
ILLINOIS — (0.1%)
County of Will (GO)
¤ 5.000%, 11/15/34 (Pre-refunded @ $100, 11/15/25)	1,000	1,040,205
IOWA — (0.5%)
City of Sioux City (GO) Series A
3.000%, 06/01/27	1,325	1,320,115
	Face Amount	Value†
	(000)
IOWA — (Continued)
City of Urbandale (GO) Series A
5.000%, 06/01/27	1,040	$1,119,371
City of Urbandale (GO) Series B
5.000%, 06/01/24	1,000	1,014,559
Iowa Finance Authority (RB)
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	1,000	1,000,000
Iowa Valley Community College District (GO)
4.000%, 06/01/28	2,890	3,048,694
TOTAL IOWA		7,502,739
KANSAS — (1.1%)
City of Merriam (GO) Series A
5.000%, 10/01/25	200	207,908
City of Wichita (GO) Series 310
5.000%, 10/13/23	13,000	13,039,242
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,500	1,593,748
Kansas Development Finance Authority (RB) Series D
5.000%, 05/01/28	2,000	2,198,686
TOTAL KANSAS		17,039,584
KENTUCKY — (1.1%)
Louisville Water Co. (RB)
5.000%, 11/15/27	4,000	4,345,681
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/25	3,800	3,961,204
5.000%, 04/01/28	7,885	8,638,310
TOTAL KENTUCKY		16,945,195
LOUISIANA — (1.5%)
City of Shreveport (GO)
¤ 5.000%, 09/01/34 (Pre-refunded @ $100, 9/1/24)	1,750	1,780,331
East Baton Rouge Sewerage Commission (RB) Series B
¤ 5.000%, 02/01/32 (Pre-refunded @ $100, 2/1/25)	2,310	2,371,447

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
LOUISIANA — (Continued)
Louisiana Local Government Environmental Facilities & Community Development Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/24)	1,000	$1,018,752
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	1,085	1,105,345
St. Tammany Parish Wide School District No. 12 (GO) Series
5.000%, 03/01/28	1,175	1,282,360
State of Louisiana (GO) Series
5.000%, 10/01/24	7,025	7,173,709
State of Louisiana (GO) Series A
5.000%, 04/01/27	3,725	3,994,662
State of Louisiana (GO) Series D-1
5.000%, 12/01/26	4,265	4,360,208
TOTAL LOUISIANA		23,086,814
MAINE — (0.3%)
City of Portland (GO)
5.000%, 05/01/27	1,000	1,079,883
Maine Governmental Facilities Authority (RB) Series A
¤ 5.000%, 10/01/25 (Pre-refunded @ $100, 10/1/23)	1,000	1,002,726
State of Maine (GO) Series B
5.000%, 06/01/28	1,700	1,873,072
TOTAL MAINE		3,955,681
MARYLAND — (6.9%)
City of Baltimore (GO) Series
5.000%, 10/15/26	800	850,714
County of Anne Arundel (GO)
5.000%, 10/01/28	6,560	7,289,041
County of Baltimore (GO)
3.000%, 11/01/24	5,015	5,005,167
5.000%, 03/01/28	2,235	2,452,300
County of Charles (GO)
5.000%, 10/01/24	1,615	1,648,257
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
County of Charles (GO) Series B
5.000%, 10/01/28	4,370	$4,855,657
County of Harford (GO) Series B
5.000%, 01/15/26	2,335	2,444,775
County of Howard (GO) Series A
5.000%, 02/15/28	3,000	3,288,572
County of Howard (GO) Series C
5.000%, 02/15/27	2,435	2,610,944
County of Howard (GO) Series D
5.000%, 02/15/24	4,000	4,038,705
5.000%, 02/15/25	8,390	8,629,650
County of Montgomery PA (GO) Series A
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/24)	1,905	1,946,995
County of Montgomery PA (GO) Series C
5.000%, 10/01/26	5,500	5,848,885
5.000%, 10/01/27	6,655	7,236,220
County of Wicomico (GO) Series A
5.000%, 12/01/25	1,000	1,044,257
State of Maryland (GO) Series
4.000%, 08/01/26	5,400	5,401,656
State of Maryland (GO) Series A
5.000%, 03/15/26	1,000	1,050,774
5.000%, 03/15/28	8,030	8,810,877
5.000%, 06/01/29	4,000	4,502,117
State of Maryland (GO) Series B
5.000%, 08/01/26	6,535	6,924,712
University System of Maryland (RB) Series A
¤ 4.000%, 04/01/34 (Pre-refunded @ $100, 4/1/24)	2,000	2,011,057
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	4,325	4,389,393
3.000%, 06/01/26	2,080	2,073,503
¤ 4.000%, 06/01/38 (Pre-refunded @ $100, 6/1/24)	5,000	5,028,907

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
¤ 4.000%, 06/01/39 (Pre-refunded @ $100, 6/1/24)	8,715	$8,765,385
TOTAL MARYLAND		108,148,520
MASSACHUSETTS — (2.4%)
City of Cambridge (GO)
5.000%, 02/15/28	4,055	4,461,418
City of Quincy (GO)
5.000%, 07/05/24	7,000	7,091,027
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 03/01/28	2,055	2,250,161
Commonwealth of Massachusetts (GO)
5.000%, 07/01/26	500	529,534
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/23	1,140	1,140,000
5.000%, 11/01/23	2,500	2,510,466
5.000%, 07/01/28	1,070	1,183,683
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/24	1,360	1,384,489
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,000	1,092,647
Massachusetts School Building Authority (RB) Series A
5.000%, 11/15/25	3,240	3,381,199
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	9,010	10,104,075
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,038,838
Town of Nantucket (GO)
5.000%, 10/01/23	1,775	1,779,868
TOTAL MASSACHUSETTS		37,947,405
MICHIGAN — (0.2%)
L'Anse Creuse Public Schools (GO) (Q-SBLF)
¤ 5.000%, 05/01/27 (Pre-refunded @ $100, 5/1/25)	1,000	1,031,431
State of Michigan (GO) Series A
5.000%, 05/01/25	1,510	1,557,981
TOTAL MICHIGAN		2,589,412
	Face Amount	Value†
	(000)
MINNESOTA — (3.6%)
City of St. Paul (GO) Series D
5.000%, 09/01/27	1,055	$1,147,222
County of Hennepin (GO) Series
5.000%, 12/01/31	1,310	1,430,881
County of Hennepin (GO) Series A
5.000%, 12/01/23	2,670	2,684,943
5.000%, 12/01/31	3,005	3,196,487
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/25	3,745	3,843,513
Metropolitan Council (GO) Series A
5.000%, 03/01/27	4,360	4,681,056
Metropolitan Council (GO) Series C
5.000%, 03/01/24	6,250	6,313,763
Metropolitan Council (GO) Series D
5.000%, 03/01/28	1,780	1,953,867
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	2,610	2,856,304
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series B
5.000%, 02/01/24	305	307,583
State of Minnesota (GO) Series
5.000%, 09/01/25	2,100	2,183,691
State of Minnesota (GO) Series A
5.000%, 08/01/25	12,000	12,459,050
5.000%, 08/01/28	6,000	6,652,849
University of Minnesota (RB) Series B
5.000%, 10/01/25	810	841,339
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	3,250	3,277,518

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	1,520	$1,629,442
TOTAL MINNESOTA		55,459,508
MISSISSIPPI — (0.7%)
State of Mississippi (GO) Series A
5.000%, 10/01/28	1,140	1,236,466
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 10/1/25)	5,025	5,116,177
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/26)	4,600	4,896,279
TOTAL MISSISSIPPI		11,248,922
MISSOURI — (0.3%)
City of Kansas City (GO) Series A
4.000%, 02/01/27	1,000	1,036,891
City of Kansas City Sanitary Sewer System Revenue (RB) Series B
5.000%, 01/01/26	1,020	1,067,533
Metropolitan St. Louis Sewer District (RB) Series B
5.000%, 05/01/29	150	166,511
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/26	1,855	1,898,088
TOTAL MISSOURI		4,169,023
NEBRASKA — (1.0%)
City of Omaha (GO)
5.000%, 04/15/24	1,240	1,255,407
County of Sarpy (GO)
5.000%, 06/01/26	1,110	1,170,536
5.000%, 06/01/27	2,535	2,707,716
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,000	3,102,711
Omaha Public Power District (RB) Series B
¤ 4.000%, 02/01/29 (Pre-refunded @ $100, 8/1/24)	1,315	1,324,452
Omaha School District (GO)
5.000%, 12/15/26	3,975	4,237,082
	Face Amount	Value†
	(000)
NEBRASKA — (Continued)
Omaha School District (GO) Series A
5.000%, 12/15/25	1,345	$1,404,133
TOTAL NEBRASKA		15,202,037
NEVADA — (2.5%)
County of Clark (GO) Series B
5.000%, 11/01/24	8,720	8,907,929
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/27	11,490	12,379,880
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/28	2,500	2,752,139
State of Nevada (GO) Series D
5.000%, 04/01/25	11,645	12,007,290
Washoe County School District (GO) Series B
5.000%, 04/01/26	3,000	3,147,479
TOTAL NEVADA		39,194,717
NEW HAMPSHIRE — (0.2%)
City of Nashua (GO)
4.000%, 07/15/24	2,000	2,015,670
5.000%, 08/01/28	1,655	1,837,532
TOTAL NEW HAMPSHIRE		3,853,202
NEW JERSEY — (3.3%)
City of Hoboken (GO)
3.000%, 02/01/27	1,000	995,287
County of Mercer (GO)
4.000%, 02/01/27	3,430	3,553,076
County of Mercer (GO) Series A
4.000%, 02/01/28	3,290	3,453,673
County of Union NJ (GO)
4.000%, 03/01/28	1,330	1,398,308
4.000%, 03/01/29	1,350	1,436,322
New Jersey Economic Development Authority (RB) Series BBB
¤ 5.500%, 06/15/30 (Pre-refunded @ $100, 12/15/26)	6,015	6,504,337
Township of Toms River (GO)
5.000%, 07/26/24	5,470	5,546,744
Township of Toms River NJ (GO)
4.000%, 06/01/27	865	899,752
4.000%, 06/01/28	1,255	1,319,850

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
Township of Union/Union County (GO)
5.000%, 01/23/24	16,000	$16,143,230
Township of Woodbridge (GO)
4.500%, 03/15/24	10,000	10,073,690
TOTAL NEW JERSEY		51,324,269
NEW MEXICO — (0.6%)
City of Albuquerque (GO) Series A
5.000%, 07/01/28	3,370	3,700,355
State of New Mexico (GO) Series B
5.000%, 03/01/24	170	171,724
State of New Mexico Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	5,893,576
TOTAL NEW MEXICO		9,765,655
NEW YORK — (5.1%)
City of New York (GO) Series B
5.000%, 08/01/26	500	529,227
City of New York (GO) Series C
5.000%, 08/01/26	3,705	3,921,574
City of New York (GO) Series E
5.000%, 08/01/26	3,825	4,048,589
City of Rochester (GO) Series II_WWW
4.500%, 08/01/24	4,000	4,038,575
New Rochelle City School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/15/24	1,505	1,529,957
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	190	195,324
5.000%, 03/15/26	1,000	1,050,000
5.000%, 02/15/33	1,260	1,330,242
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	345	354,667
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	700	706,900
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	14,000	15,051,435
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/27	7,000	$7,540,733
5.000%, 03/15/28	10,460	11,424,933
New York State Thruway Authority (RB) Series A
5.000%, 03/15/28	4,000	4,387,159
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/26	6,890	7,223,849
North Shore Central School District (GO) (ST AID WITHHLDG)
4.000%, 04/26/24	5,000	5,024,051
Town of Amherst (GO)
4.750%, 11/03/23	6,000	6,019,922
Village of Garden City (GO)
4.000%, 02/16/24	6,025	6,053,145
TOTAL NEW YORK		80,430,282
NORTH CAROLINA — (3.0%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/27	1,900	2,058,327
City of Raleigh (RB)
¤ 5.000%, 10/01/30 (Pre-refunded @ $100, 10/1/23)	1,000	1,002,726
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 03/01/24	295	297,874
5.000%, 09/01/24	470	478,648
County of Gaston (GO)
5.000%, 02/01/26	2,500	2,623,132
County of Guilford (GO) Series A
5.000%, 03/01/27	2,160	2,322,107
County of Guilford (GO) Series B
5.000%, 03/01/27	6,355	6,831,941
County of Iredell (GO) Series B
2.500%, 02/01/24	2,285	2,272,980
County of New Hanover NC (RB)
¤ 5.000%, 10/01/29 (Pre-refunded @ $100, 10/1/27)	3,500	3,801,366
County of Wake (GO)
5.000%, 09/01/24	4,000	4,078,306

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
County of Wake (GO) Series B
5.000%, 02/01/26	4,135	$4,338,660
County of Wake (GO) Series C
5.000%, 03/01/25	7,555	7,777,388
North Carolina Turnpike Authority (RB) Series B
5.000%, 02/01/24	7,545	7,599,217
University of North Carolina at Charlotte (RB)
¤ 5.000%, 04/01/43 (Pre-refunded @ $100, 4/1/24)	1,500	1,517,465
TOTAL NORTH CAROLINA		47,000,137
OHIO — (3.2%)
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,205	4,374,685
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,019,491
5.000%, 08/15/24	960	977,497
4.000%, 08/15/25	3,535	3,599,698
5.000%, 04/01/27	2,000	2,150,554
Hamilton City School District (GO) (SD CRED PROG)
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/24)	1,000	1,022,980
¤ 5.000%, 12/01/34 (Pre-refunded @ $100, 12/1/24)	1,590	1,626,538
State of Ohio (GO) Series A
5.000%, 12/15/23	2,800	2,817,819
4.000%, 03/01/24	2,625	2,636,815
5.000%, 09/15/25	2,005	2,084,526
5.000%, 09/01/28	2,500	2,766,802
State of Ohio (GO) Series B
5.000%, 09/15/23	5,010	5,019,955
5.000%, 09/01/27	9,310	10,086,368
5.000%, 09/15/27	3,700	4,011,845
State of Ohio (GO) Series C
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 5/1/25)	500	516,147
State of Ohio (GO) Series X
5.000%, 05/01/29	650	729,224
	Face Amount	Value†
	(000)
OHIO — (Continued)
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,530	$1,627,996
TOTAL OHIO		50,068,940
OKLAHOMA — (0.2%)
City of Bixby (GO) Series A
4.000%, 06/01/26	790	808,771
4.000%, 06/01/28	1,790	1,875,222
TOTAL OKLAHOMA		2,683,993
OREGON — (1.7%)
City of Portland (GO) Series A
5.000%, 06/15/25	150	155,220
5.000%, 06/01/26	1,465	1,547,348
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	3,570	3,579,731
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/27	1,780	1,913,993
County of Multnomah (GO) Series A
5.000%, 06/15/28	4,500	4,968,888
Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	1,115	1,178,507
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/27	4,030	4,349,033
Portland Community College District (GO)
5.000%, 06/15/27	1,340	1,413,931
State of Oregon (GO) Series A
5.000%, 05/01/26	850	896,798
5.000%, 05/01/27	670	721,787
¤ 5.000%, 08/01/37 (Pre-refunded @ $100, 8/1/24)	1,740	1,771,160
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/26	1,685	1,798,337

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/31 (Pre-refunded @ $100, 6/15/24)	2,000	$2,029,962
TOTAL OREGON		26,324,695
PENNSYLVANIA — (1.7%)
City of Philadelphia (GO) Series A
¤ 5.250%, 07/15/32 (Pre-refunded @ $100, 1/15/24)	4,380	4,417,152
City of Philadelphia Water & Wastewater Revenue (RB) Series A
¤ 5.000%, 07/01/45 (Pre-refunded @ $100, 7/1/24)	5,000	5,076,987
County of Chester (GO) Series A
4.000%, 07/15/28	5,265	5,427,095
County of Montgomery PA (GO)
5.000%, 07/01/28	5,925	6,577,565
Northampton County General Purpose Authority (RB) Series A
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/23)	1,500	1,506,242
Township of Lower Merion (GO)
5.000%, 05/01/27	1,160	1,253,955
West View Municipal Authority Water Revenue (RB)
¤ 5.000%, 11/15/36 (Pre-refunded @ $100, 11/15/24)	2,000	2,044,171
TOTAL PENNSYLVANIA		26,303,167
RHODE ISLAND — (0.1%)
State of Rhode Island (GO) Series A
5.000%, 04/01/27	1,060	1,138,646
SOUTH CAROLINA — (3.2%)
Aiken County Consolidated School District (GO) (SCSDE)
5.000%, 04/01/24	3,185	3,222,084
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
5.000%, 04/01/25	4,850	$4,996,903
5.000%, 04/01/26	3,520	3,702,267
5.000%, 04/01/27	2,800	3,010,776
Beaufort County School District (GO) (SCSDE) Series C
5.000%, 03/01/28	5,660	6,194,975
5.000%, 03/01/29	4,500	5,028,891
Beaufort County School District (GO) (SCSDE) Series D
5.000%, 03/01/25	7,650	7,875,185
Clemson University (RB) Series B
5.000%, 05/01/25	750	772,669
County of Dorchester (GO)
5.000%, 04/01/28	610	668,837
County of Richland (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/25	2,860	2,944,187
5.000%, 03/01/26	1,870	1,965,669
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/24	2,000	2,029,447
Lexington & Richland School District No. 5 (GO) (SCSDE)
5.000%, 03/01/24	2,750	2,777,897
State of South Carolina (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	3,000	3,008,228
State of South Carolina (GO) Series A
5.000%, 04/01/29	1,130	1,271,259
State of South Carolina (GO) Series C
5.000%, 04/01/25	1,050	1,082,667
TOTAL SOUTH CAROLINA		50,551,941
TENNESSEE — (2.7%)
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/27	885	953,630
City of Memphis (GO) Series B
5.000%, 05/01/24	2,775	2,810,725
City of Murfreesboro (GO)
5.000%, 06/01/28	4,340	4,775,649
City of Pigeon Forge (GO) Series B
5.000%, 06/01/27	1,740	1,874,760

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
City of Sevierville (GO)
5.000%, 06/01/29	3,135	$3,506,971
County of Knox (GO)
5.000%, 06/01/28	1,750	1,925,665
County of Knox (GO) Series
5.000%, 06/01/26	125	132,026
County of Maury (GO)
5.000%, 04/01/24	650	657,440
County of Shelby (GO) Series A
5.000%, 04/01/25	5,000	5,144,061
County of Washington (GO) Series A
4.000%, 06/01/26	1,705	1,749,240
Metropolitan Government of Nashville & Davidson County (GO) Series
4.000%, 01/01/26	4,000	4,087,366
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 01/01/26	5,020	5,256,329
Metropolitan Government of Nashville & Davidson County (GO) Series C
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	3,080	3,190,006
¤ 4.500%, 07/01/33 (Pre-refunded @ $100, 7/1/25)	2,930	3,007,625
State of Tennessee (GO) Series A
5.000%, 08/01/27	1,500	1,555,405
State of Tennessee (GO) Series B
5.000%, 09/01/27	1,900	2,066,854
TOTAL TENNESSEE		42,693,752
TEXAS — (20.0%)
Alamo Community College District (GO)
5.000%, 02/15/24	1,900	1,917,474
Alamo Heights Independent School District (GO) (PSF-GTD)
4.000%, 02/01/27	5,685	5,850,800
Alamo Heights Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/01/24	1,255	1,265,193
Alief Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,650	1,664,648
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,375	$1,387,206
5.000%, 02/15/28	1,200	1,310,073
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	500	517,848
5.000%, 08/01/26	2,250	2,379,534
Birdville Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	1,395	1,493,370
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/25	12,610	13,080,245
5.000%, 08/15/26	3,895	4,127,230
City of Anna (GO)
4.000%, 02/15/28	1,350	1,400,569
City of Arlington (GO)
5.000%, 08/15/24	2,795	2,843,937
5.000%, 08/15/25	1,020	1,057,219
City of Arlington (GO) Series A
5.000%, 08/15/24	1,225	1,246,448
City of Austin (GO)
5.000%, 09/01/23	3,500	3,504,521
5.000%, 05/01/24	1,600	1,620,598
5.000%, 09/01/25	4,500	4,668,265
5.000%, 09/01/27	3,690	3,988,834
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	1,055	1,100,189
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/27	1,000	1,084,318
City of Bedford (GO)
5.000%, 02/01/25	2,920	3,001,559
City of Carrollton (GO)
5.000%, 08/15/25	1,240	1,285,496
5.000%, 08/15/26	1,420	1,503,392
City of Cedar Park (GO)
5.000%, 02/15/26	500	523,584
City of College Station (GO)
5.000%, 02/15/28	500	546,309
City of Corpus Christi (GO) Series A
5.000%, 03/01/26	1,810	1,897,539
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/23	2,375	2,380,921
City of Denton (GO)
5.000%, 02/15/28	2,040	2,221,681

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/26	375	$392,946
5.000%, 03/01/27	225	240,459
City of El Paso Water & Sewer Revenue (RB) Series A
5.000%, 03/01/24	425	428,650
City of Fort Worth (GO)
5.000%, 03/01/27	5,160	5,530,867
5.000%, 03/01/28	5,000	5,465,839
City of Frisco (GO) Series A
5.000%, 02/15/24	1,730	1,744,898
5.000%, 02/15/25	2,050	2,107,311
City of Garland (GO) Series A
5.000%, 02/15/24	400	403,636
City of Houston (GO) Series A
5.000%, 03/01/24	4,950	4,997,076
5.000%, 03/01/25	5,060	5,199,472
5.000%, 03/01/26	7,020	7,084,387
5.000%, 03/01/27	5,000	5,312,059
City of Irving (GO)
5.000%, 09/15/27	2,020	2,178,008
City of Leander (GO) Series A
5.000%, 08/15/24	1,100	1,119,598
5.000%, 08/15/25	1,050	1,088,945
City of Lewisville (GO)
5.000%, 02/15/24	1,800	1,816,554
5.000%, 02/15/27	620	663,073
5.000%, 02/15/28	745	812,342
City of Lewisville Waterworks & Sewer System Revenue (RB)
4.000%, 02/15/27	1,070	1,102,751
City of Lubbock (GO)
5.000%, 02/15/24	1,220	1,230,831
City of McKinney (GO)
5.000%, 08/15/24	5,145	5,240,357
City of Midland (GO)
5.000%, 03/01/28	705	766,888
City of Pflugerville (GO)
5.000%, 08/01/26	1,160	1,225,075
City of San Angelo (GO)
3.000%, 02/15/28	1,165	1,161,882
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/24	825	831,538
5.000%, 02/01/26	2,850	2,979,865
4.000%, 02/01/27	1,500	1,541,735
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of San Antonio Electric & Gas Systems Revenue (RB) Series ETM
5.000%, 02/01/24	8,755	$8,824,381
City of Temple (GO) Series A
5.000%, 08/01/28	350	384,302
City of Temple (GO) Series B
5.000%, 08/01/27	160	172,289
City of Temple Utility System Revenue (RB)
5.000%, 08/01/26	1,000	1,057,276
City of Waco (GO) Series A
4.000%, 02/01/25	1,070	1,082,936
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,190	1,223,088
5.000%, 02/15/32	1,025	1,068,759
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	9,129,516
5.000%, 02/15/29	880	979,692
County of Collin (GO) Series A
5.000%, 02/15/25	1,605	1,649,871
County of Harris (GO)
5.000%, 10/01/25	715	743,273
County of Harris (GO) Series A
5.000%, 10/01/25	1,200	1,247,450
5.000%, 10/01/28	1,400	1,547,760
County of Tarrant (GO)
5.000%, 07/15/28	500	551,411
County of Tarrant (GO) Series A
5.000%, 07/15/29	350	393,099
County of Travis (GO) Series A
5.000%, 03/01/26	1,290	1,352,390
Crowley Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/01/36 (Pre-refunded @ $100, 8/1/25)	1,000	1,034,518
Cypress-Fairbanks Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/25	1,940	1,993,942

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/46 (Pre-refunded @ $100, 12/1/25)	1,000	$1,042,422
Dallas Independent School District (GO) (PSF-GTD) Series A
¤ 4.000%, 02/15/34 (Pre-refunded @ $100, 2/15/25)	1,420	1,433,336
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	370	376,419
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/25	1,060	1,099,316
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/27	2,280	2,460,477
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	3,035	3,090,317
5.000%, 08/15/25	1,020	1,058,242
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	2,100	2,137,199
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	1,000	1,079,222
Fort Bend Independent School District (GO) (PSF-GTD) Series E
5.000%, 02/15/25	1,245	1,278,674
Fort Worth Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/29 (Pre-refunded @ $100, 2/15/24)	3,370	3,398,736
¤ 5.000%, 02/15/39 (Pre-refunded @ $100, 2/15/24)	2,580	2,602,000
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,220	1,253,367
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	785	$839,809
4.000%, 02/15/28	2,000	2,097,140
Frisco Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/28	1,400	1,528,418
Frisco Independent School District (GO) Series A
5.000%, 02/15/28	1,075	1,172,650
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/26	230	240,480
5.000%, 02/01/27	180	192,217
Garland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,625	1,638,763
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	2,000	2,050,463
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/28	2,000	2,096,330
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series FH
5.000%, 02/15/27	3,000	3,203,215
Harris County Flood Control District (GO) Series A
5.000%, 10/01/25	490	509,689
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	300	302,743
¤ 5.000%, 02/15/34 (Pre-refunded @ $100, 2/15/24)	1,000	1,008,793
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	330	346,224
5.000%, 02/15/27	1,000	1,070,864
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,155	1,186,415
5.000%, 02/15/26	1,205	1,264,242

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/28	150	$165,582
Joshua Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/40 (Pre-refunded @ $100, 8/15/24)	2,105	2,141,960
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	375	416,872
Lake Worth Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/29 (Pre-refunded @ $100, 2/15/25)	2,860	2,935,805
Lone Star College System (GO) Series A
5.000%, 02/15/26	7,500	7,868,729
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,995	1,996,100
5.000%, 08/01/24	615	625,346
Permanent University Fund - University of Texas System (RB) Series B
5.250%, 07/01/28	2,620	2,916,839
¤ 4.000%, 07/01/32 (Pre-refunded @ $100, 7/1/24)	5,015	5,049,708
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,225	2,245,581
Plano Independent School District (GO)
5.000%, 02/15/24	3,185	3,214,462
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	575	641,077
¤ 5.000%, 02/15/36 (Pre-refunded @ $100, 2/15/24)	5,085	5,127,008
Richardson Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	750	756,898
5.000%, 02/15/27	155	166,092
Round Rock Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/26	3,900	4,110,770
	Face Amount	Value†
	(000)
TEXAS — (Continued)
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	1,500	$1,615,868
San Antonio Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/28	1,955	2,149,153
Spring Branch Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	500	544,313
State of Texas (GO)
5.000%, 10/01/23	7,200	7,219,746
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 4/1/24)	2,050	2,059,183
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 4/1/24)	2,930	2,962,183
¤ 5.000%, 04/01/39 (Pre-refunded @ $100, 4/1/24)	1,000	1,010,984
State of Texas (GO) Series A
5.000%, 10/01/26	8,255	8,425,890
5.000%, 04/01/27	1,385	1,454,174
State of Texas (GO) Series B
5.000%, 10/01/26	4,640	4,816,562
State of Texas (GO) Series C
5.000%, 08/01/27	420	454,401
Tarrant County College District (GO)
5.000%, 08/15/23	2,075	2,076,098
5.000%, 08/15/24	1,750	1,779,566
5.000%, 08/15/28	1,000	1,099,804
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	500	545,857
Texas Transportation Commission State Highway Fund (RB) Series A
¤ 5.000%, 04/01/31 (Pre-refunded @ $100, 4/1/24)	3,190	3,223,988
¤ 5.000%, 04/01/33 (Pre-refunded @ $100, 4/1/24)	6,500	6,569,255
¤ 5.000%, 04/01/34 (Pre-refunded @ $100, 4/1/24)	7,000	7,074,582

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	415	$448,339
5.000%, 08/01/28	575	633,039
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/27	700	746,311
United Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/38 (Pre-refunded @ $100, 8/15/24)	1,000	1,016,534
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	250	269,015
¤ 4.000%, 08/15/34 (Pre-refunded @ $100, 8/15/24)	2,200	2,213,046
Waxahachie Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,008,878
TOTAL TEXAS		312,825,775
UTAH — (1.0%)
City of American Fork (GO)
5.000%, 05/01/26	1,165	1,224,414
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/29	1,400	1,562,678
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/25	675	702,410
Murray City School District (GO) (SCH BD GTY) Series B
5.000%, 02/01/25	1,815	1,864,084
Nebo School District (GO) (SCH BD GTY)
5.000%, 07/01/25	4,170	4,317,363
State of Utah (GO)
5.000%, 07/01/25	650	672,970
5.000%, 07/01/26	2,025	2,144,611
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/27	1,175	1,264,232
5.000%, 06/01/28	1,890	2,073,441
TOTAL UTAH		15,826,203
	Face Amount	Value†
	(000)
VERMONT — (0.1%)
State of Vermont (GO) Series A
5.000%, 08/15/27	1,270	$1,379,693
VIRGINIA — (3.1%)
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	2,023,158
City of Roanoke (GO) (ST AID WITHHLDG)
5.000%, 04/01/27	205	220,432
5.000%, 04/01/28	730	800,747
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/24	2,315	2,356,003
5.000%, 09/15/24	3,040	3,103,797
County of Arlington (GO)
5.000%, 08/15/27	3,820	4,149,943
County of Arlington (GO) Series D
5.000%, 08/15/27	4,000	4,345,490
County of Chesterfield (GO) (ST AID WITHHLDG)
5.000%, 01/01/24	1,125	1,132,976
County of Fairfax (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/23	3,570	3,573,798
5.000%, 10/01/26	5,535	5,894,741
County of Loudoun (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/26	1,165	1,244,582
5.000%, 12/01/28	4,795	5,353,973
5.000%, 12/01/29	7,050	8,030,286
Fairfax County Water Authority (RB)
5.000%, 04/01/24	1,525	1,542,857
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/25	3,850	3,952,074
Virginia Public Building Authority (RB) Series C
5.000%, 08/01/23	600	600,000
TOTAL VIRGINIA		48,324,857
WASHINGTON — (6.8%)
City of Bellevue (GO)
5.000%, 12/01/28	1,165	1,295,906
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 07/01/28	6,170	6,789,700

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 03/01/24	2,390	$2,414,383
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 04/01/24	3,000	3,035,128
City of Seattle Water System Revenue (RB)
5.000%, 05/01/24	1,340	1,357,748
5.000%, 09/01/29	3,945	4,443,769
City of Spokane (GO)
5.000%, 12/01/25	1,215	1,267,936
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/24	2,525	2,585,016
County of King (GO) Series A
5.000%, 12/01/23	2,410	2,423,248
4.000%, 01/01/25	1,515	1,532,689
5.000%, 12/01/25	1,830	1,910,991
5.000%, 01/01/28	2,555	2,787,697
County of King Sewer Revenue (RB)
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/25)	1,110	1,138,498
County of Snohomish (GO)
5.000%, 12/01/23	1,500	1,508,495
County of Snohomish (GO) Series A
5.000%, 12/01/27	1,500	1,633,691
County of Spokane (GO)
5.000%, 12/01/26	3,850	4,105,416
Energy Northwest (RB) Series A
4.000%, 07/01/24	2,795	2,814,344
5.000%, 07/01/26	1,310	1,383,993
5.000%, 07/01/28	5,735	6,324,863
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	10,265	10,515,743
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series C
5.000%, 12/01/23	2,175	2,187,317
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
4.000%, 12/01/24	1,000	1,011,108
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	1,000	$1,044,258
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY) Series A
4.000%, 12/01/26	165	170,639
5.000%, 12/01/29	3,015	3,402,316
State of Washington (GO) Series 2017-A
5.000%, 08/01/26	1,505	1,593,418
State of Washington (GO) Series A-1
5.000%, 08/01/26	1,570	1,624,193
State of Washington (GO) Series B
5.000%, 07/01/25	1,170	1,212,009
State of Washington (GO) Series C
5.000%, 02/01/25	6,940	7,130,762
5.000%, 02/01/26	3,000	3,141,854
State of Washington (GO) Series D
5.000%, 06/01/26	2,350	2,478,817
State of Washington (GO) Series R
4.000%, 07/01/27	4,820	5,025,718
4.000%, 07/01/28	2,425	2,425,223
State of Washington (GO) Series RC
5.000%, 08/01/27	4,850	5,245,337
State of Washington (GO) Series RD
5.000%, 08/01/27	6,500	7,029,833
TOTAL WASHINGTON		105,992,056
WEST VIRGINIA — (0.0%)
State of West Virginia (GO) Series A
5.000%, 12/01/24	495	506,896
WISCONSIN — (2.5%)
Appleton Area School District (GO)
¤ 3.500%, 03/01/32 (Pre-refunded @ $100, 3/1/24)	2,180	2,183,099
¤ 3.750%, 03/01/33 (Pre-refunded @ $100, 3/1/24)	1,415	1,419,028

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
City of Madison (GO) Series A
5.000%, 10/01/23	1,840	$1,844,740
City of Madison (GO) Series C
5.000%, 10/01/23	845	847,177
City of Oshkosh (GO) Series B
3.000%, 12/01/23	650	648,882
Germantown School District (GO) Series EY
5.000%, 04/01/27	2,200	2,347,419
Janesville School District (GO)
3.000%, 03/01/24	1,245	1,242,693
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/27	895	971,697
State of Wisconsin (GO) Series 1
5.000%, 05/01/24	1,250	1,265,999
5.000%, 11/01/24	4,220	4,313,030
5.000%, 05/01/26	5,000	5,275,283
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
State of Wisconsin (GO) Series 2
5.000%, 11/01/24	5,215	$5,329,964
5.000%, 11/01/26	4,230	4,513,280
State of Wisconsin (GO) Series 2021-2
5.000%, 05/01/28	2,020	2,228,243
State of Wisconsin (GO) Series B
5.000%, 05/01/26	4,000	4,220,226
State of Wisconsin (GO) Series D
¤ 5.000%, 05/01/35 (Pre-refunded @ $100, 5/1/24)	1,000	1,012,800
TOTAL WISCONSIN		39,663,560
TOTAL MUNICIPAL BONDS (Cost $1,584,208,891)		1,562,727,501
TOTAL INVESTMENTS — (100.0%)
(Cost $1,584,208,891)^^		$1,562,727,501

As of July 31, 2023, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.272%	Fixed	CPI	Maturity	USD	15,000,000	11/15/26	—	—	$375,278	$375,278
Bank of America Corp.	3.232%	Fixed	CPI	Maturity	USD	17,000,000	12/01/25	—	—	552,001	552,001
Bank of America Corp.	3.150%	Fixed	CPI	Maturity	USD	20,000,000	11/23/27	—	—	528,615	528,615
Bank of America Corp.	3.063%	Fixed	CPI	Maturity	USD	9,000,000	11/08/26	—	—	320,375	320,375
Bank of America Corp.	3.050%	Fixed	CPI	Maturity	USD	16,000,000	02/15/26	—	—	378,452	378,452
Bank of America Corp.	3.042%	Fixed	CPI	Maturity	USD	11,000,000	02/11/25	—	—	321,923	321,923
Bank of America Corp.	3.037%	Fixed	CPI	Maturity	USD	23,000,000	05/12/29	—	—	36,970	36,970
Bank of America Corp.	3.015%	Fixed	CPI	Maturity	USD	14,000,000	01/11/26	—	—	430,026	430,026
Bank of America Corp.	2.975%	Fixed	CPI	Maturity	USD	8,000,000	10/25/29	—	—	264,374	264,374
Bank of America Corp.	2.966%	Fixed	CPI	Maturity	USD	31,000,000	12/13/26	—	—	1,121,676	1,121,676
Bank of America Corp.	2.956%	Fixed	CPI	Maturity	USD	17,000,000	01/14/27	—	—	496,049	496,049
Bank of America Corp.	2.955%	Fixed	CPI	Maturity	USD	8,000,000	11/02/28	—	—	293,997	293,997
Bank of America Corp.	2.929%	Fixed	CPI	Maturity	USD	23,000,000	02/02/27	—	—	623,653	623,653
Bank of America Corp.	2.920%	Fixed	CPI	Maturity	USD	19,000,000	12/30/26	—	—	644,155	644,155

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.909%	Fixed	CPI	Maturity	USD	23,000,000	12/03/26	—	—	$956,277	$956,277
Bank of America Corp.	2.874%	Fixed	CPI	Maturity	USD	18,000,000	10/14/26	—	—	814,306	814,306
Bank of America Corp.	2.860%	Fixed	CPI	Maturity	USD	9,000,000	12/17/26	—	—	362,492	362,492
Bank of America Corp.	2.837%	Fixed	CPI	Maturity	USD	8,000,000	09/21/24	—	—	434,872	434,872
Bank of America Corp.	2.826%	Fixed	CPI	Maturity	USD	13,000,000	01/25/27	—	—	435,135	435,135
Bank of America Corp.	2.817%	Fixed	CPI	Maturity	USD	10,000,000	05/19/26	—	—	717,635	717,635
Bank of America Corp.	2.762%	Fixed	CPI	Maturity	USD	22,000,000	07/06/29	—	—	245,023	245,023
Bank of America Corp.	2.746%	Fixed	CPI	Maturity	USD	12,000,000	08/13/26	—	—	721,042	721,042
Bank of America Corp.	2.736%	Fixed	CPI	Maturity	USD	12,000,000	07/29/26	—	—	770,786	770,786
Bank of America Corp.	2.717%	Fixed	CPI	Maturity	USD	8,000,000	05/25/26	—	—	610,593	610,593
Bank of America Corp.	2.679%	Fixed	CPI	Maturity	USD	13,000,000	07/19/26	—	—	895,921	895,921
Bank of America Corp.	2.627%	Fixed	CPI	Maturity	USD	10,000,000	04/14/24	—	—	900,889	900,889
Bank of America Corp.	2.554%	Fixed	CPI	Maturity	USD	10,000,000	06/10/29	—	—	862,441	862,441
Bank of America Corp.	2.545%	Fixed	CPI	Maturity	USD	8,000,000	07/01/28	—	—	654,815	654,815
Bank of America Corp.	2.498%	Fixed	CPI	Maturity	USD	10,000,000	06/24/29	—	—	881,986	881,986
Bank of America Corp.	2.489%	Fixed	CPI	Maturity	USD	9,000,000	06/16/31	—	—	822,913	822,913
Bank of America Corp.	2.489%	Fixed	CPI	Maturity	USD	17,000,000	06/30/31	—	—	1,512,781	1,512,781
Bank of America Corp.	2.373%	Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	1,531,737	1,531,737
Bank of America Corp.	2.350%	Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	1,218,942	1,218,942
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	1,248,321	1,248,321
Bank of America Corp.	2.339%	Fixed	CPI	Maturity	USD	30,000,000	07/26/24	—	—	9,322	9,322
Bank of America Corp.	2.334%	Fixed	CPI	Maturity	USD	29,000,000	06/22/24	—	—	40,358	40,358
Bank of America Corp.	2.244%	Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	1,527,804	1,527,804
Bank of America Corp.	2.195%	Fixed	CPI	Maturity	USD	15,000,000	01/09/24	—	—	1,518,207	1,518,207
Bank of America Corp.	2.193%	Fixed	CPI	Maturity	USD	14,000,000	03/29/25	—	—	1,368,617	1,368,617
Bank of America Corp.	2.187%	Fixed	CPI	Maturity	USD	20,000,000	11/20/25	—	—	1,975,602	1,975,602
Bank of America Corp.	2.177%	Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	1,282,748	1,282,748
Bank of America Corp.	2.149%	Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	1,644,031	1,644,031
Bank of America Corp.	2.064%	Fixed	CPI	Maturity	USD	13,000,000	10/24/24	—	—	1,475,753	1,475,753
Bank of America Corp.	2.029%	Fixed	CPI	Maturity	USD	15,000,000	05/24/25	—	—	1,736,320	1,736,320
Bank of America Corp.	2.004%	Fixed	CPI	Maturity	USD	14,000,000	06/13/25	—	—	1,656,213	1,656,213
Bank of America Corp.	1.998%	Fixed	CPI	Maturity	USD	32,000,000	01/13/24	—	—	253,011	253,011
Bank of America Corp.	1.971%	Fixed	CPI	Maturity	USD	25,000,000	02/21/25	—	—	2,804,268	2,804,268
Bank of America Corp.	1.715%	Fixed	CPI	Maturity	USD	11,000,000	09/28/23	—	—	1,566,315	1,566,315

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	0.022%	Fixed	CPI	Maturity	USD	16,000,000	02/14/24	—	—	$1,609,186	$1,609,186
Citibank, N.A.	3.300%	Fixed	CPI	Maturity	USD	32,000,000	08/17/23	—	—	59,793	59,793
Citibank, N.A.	3.290%	Fixed	CPI	Maturity	USD	37,000,000	11/07/23	—	—	88,437	88,437
Citibank, N.A.	2.855%	Fixed	CPI	Maturity	USD	10,000,000	09/09/24	—	—	554,995	554,995
Citibank, N.A.	2.805%	Fixed	CPI	Maturity	USD	20,000,000	08/23/23	—	—	1,356,370	1,356,370
Citibank, N.A.	2.780%	Fixed	CPI	Maturity	USD	31,000,000	09/21/23	—	—	104,827	104,827
Citibank, N.A.	2.670%	Fixed	CPI	Maturity	USD	42,000,000	12/14/23	—	—	187,475	187,475
Citibank, N.A.	2.390%	Fixed	CPI	Maturity	USD	40,000,000	09/28/23	—	—	310,803	310,803
Citibank, N.A.	2.368%	Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	909,547	909,547
Citibank, N.A.	2.335%	Fixed	CPI	Maturity	USD	29,000,000	05/24/24	—	—	80,436	80,436
Citibank, N.A.	2.240%	Fixed	CPI	Maturity	USD	29,000,000	07/14/24	—	—	40,336	40,336
Citibank, N.A.	2.171%	Fixed	CPI	Maturity	USD	11,000,000	04/07/24	—	—	1,101,817	1,101,817
Citibank, N.A.	2.148%	Fixed	CPI	Maturity	USD	19,000,000	01/04/24	—	—	1,971,599	1,971,599
Citibank, N.A.	2.141%	Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	2,017,028	2,017,028
Citibank, N.A.	2.114%	Fixed	CPI	Maturity	USD	14,000,000	12/19/23	—	—	1,524,282	1,524,282
Citibank, N.A.	2.113%	Fixed	CPI	Maturity	USD	11,000,000	05/02/24	—	—	1,155,263	1,155,263
Citibank, N.A.	2.113%	Fixed	CPI	Maturity	USD	27,000,000	12/21/24	—	—	2,839,177	2,839,177
Citibank, N.A.	2.103%	Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	1,266,510	1,266,510
Citibank, N.A.	2.100%	Fixed	CPI	Maturity	USD	18,000,000	12/11/25	—	—	1,970,427	1,970,427
Citibank, N.A.	2.099%	Fixed	CPI	Maturity	USD	48,000,000	01/10/24	—	—	339,623	339,623
Citibank, N.A.	2.005%	Fixed	CPI	Maturity	USD	12,000,000	11/09/25	—	—	1,477,538	1,477,538
Citibank, N.A.	1.789%	Fixed	CPI	Maturity	USD	21,000,000	03/31/24	—	—	2,930,754	2,930,754
Citibank, N.A.	1.675%	Fixed	CPI	Maturity	USD	20,000,000	09/03/24	—	—	2,476,462	2,476,462
Citibank, N.A.	1.558%	Fixed	CPI	Maturity	USD	7,000,000	07/17/25	—	—	1,040,099	1,040,099
Intercontinental Exchange, Inc.	2.920%	Fixed	CPI	Maturity	USD	37,000,000	11/16/23	—	—	196,594	196,594
Intercontinental Exchange, Inc.	2.375%	Fixed	CPI	Maturity	USD	27,000,000	10/04/23	—	—	233,470	233,470
Morgan Stanley and Co. International	3.550%	Fixed	CPI	Maturity	USD	10,000,000	03/04/26	—	—	20,774	20,774
Morgan Stanley and Co. International	3.090%	Fixed	CPI	Maturity	USD	11,000,000	02/25/27	—	—	180,723	180,723
Morgan Stanley and Co. International	2.847%	Fixed	CPI	Maturity	USD	51,000,000	07/18/26	—	—	279,147	279,147
Total Appreciation										$70,168,512	$70,168,512
Bank of America Corp.	3.595%	Fixed	CPI	Maturity	USD	16,000,000	03/21/27	—	—	(181,054)	(181,054)
Bank of America Corp.	3.270%	Fixed	CPI	Maturity	USD	25,000,000	08/12/24	—	—	(113,703)	(113,703)
Citibank, N.A.	3.700%	Fixed	CPI	Maturity	USD	36,000,000	04/21/26	—	—	(407,829)	(407,829)
Morgan Stanley and Co. International	3.267%	Fixed	CPI	Maturity	USD	43,000,000	05/31/27	—	—	(441,426)	(441,426)
Morgan Stanley and Co. International	3.170%	Fixed	CPI	Maturity	USD	22,000,000	04/11/29	—	—	(32,712)	(32,712)
Morgan Stanley and Co. International	2.740%	Fixed	CPI	Maturity	USD	24,000,000	03/31/24	—	—	(4,302)	(4,302)
Total (Depreciation)										$(1,181,026)	$(1,181,026)
Total Appreciation (Depreciation)										$68,987,486	$68,987,486

DFA Municipal Real Return Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,562,727,501	—	$1,562,727,501
Swap Agreements**	—	68,987,486	—	68,987,486
TOTAL	—	$1,631,714,987	—	$1,631,714,987
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.5%)
ALABAMA — (0.8%)
State of Alabama (GO) Series A
5.000%, 08/01/23	300	$300,000
Tuscaloosa County Board of Education (ST)
¤ 5.000%, 02/01/43 (Pre-refunded @ $100, 2/1/27)	1,525	1,634,802
Water Works Board of the City of Birmingham (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,000	1,024,277
Water Works Board of the City of Birmingham (RB) Series B
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/27)	1,545	1,653,120
TOTAL ALABAMA		4,612,199
ALASKA — (0.2%)
Municipality of Anchorage (GO) Series A
5.000%, 09/01/23	1,140	1,141,426
5.000%, 09/01/33	315	345,588
TOTAL ALASKA		1,487,014
ARIZONA — (0.5%)
City of Phoenix (GO)
5.000%, 07/01/24	240	243,956
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/25	470	486,609
Maricopa County Union High School District No. 210-Phoenix (GO) Series B
5.000%, 07/01/25	2,010	2,079,136
TOTAL ARIZONA		2,809,701
CALIFORNIA — (2.3%)
State of California (GO)
5.000%, 09/01/26	1,000	1,063,042
3.500%, 08/01/27	5,000	5,124,043
5.000%, 08/01/27	270	293,072
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 10/01/27	2,000	$2,178,783
5.000%, 04/01/29	1,000	1,126,691
5.000%, 10/01/29	3,045	3,226,410
4.000%, 10/01/36	1,000	1,037,864
TOTAL CALIFORNIA		14,049,905
COLORADO — (1.8%)
Board of Water Commissioners City & County of Denver (RB) Series A
5.000%, 12/15/25	1,515	1,579,841
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	1,000	1,009,675
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/26	575	613,117
Colorado Health Facilities Authority (RB) Series A
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	1,840	1,900,885
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	4,150	4,333,669
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	550	563,435
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	200	213,596
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	320	334,236

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
5.000%, 12/01/29	650	$736,729
TOTAL COLORADO		11,285,183
CONNECTICUT — (0.5%)
City of Waterbury (GO) Series B
4.000%, 09/01/23	500	500,250
Town of Greenwich (GO) Series A
5.000%, 01/15/25	1,425	1,463,920
Town of South Windsor (GO) Series B
4.000%, 12/15/25	1,345	1,375,793
TOTAL CONNECTICUT		3,339,963
DELAWARE — (0.2%)
County of Kent (GO)
4.000%, 09/01/24	415	418,927
State of Delaware (GO) Series B
5.000%, 07/01/24	780	792,787
TOTAL DELAWARE		1,211,714
DISTRICT OF COLUMBIA — (0.3%)
District of Columbia (GO) Series B
5.000%, 06/01/27	510	549,114
District of Columbia (GO) Series D
5.000%, 06/01/25	365	377,078
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/25	720	744,629
TOTAL DISTRICT OF COLUMBIA		1,670,821
FLORIDA — (5.8%)
City of Fort Lauderdale (GO) Series A
5.000%, 07/01/27	495	537,206
5.000%, 07/01/28	435	482,698
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/31	1,000	1,084,521
City of Lakeland Department of Electric Utilities (RB)
5.000%, 10/01/25	1,010	1,048,433
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	655	$678,765
County of Miami-Dade (GO) Series 2016-A
5.000%, 07/01/28	10,385	11,403,023
County of Orange Water Utility System Revenue (RB)
5.000%, 10/01/25	3,285	3,421,903
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,000	1,038,211
Hillsborough County School Board (COP)
5.000%, 07/01/30	65	70,223
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/31	4,265	4,389,261
5.000%, 10/01/36	290	337,665
School District of Broward County (GO)
5.000%, 07/01/24	1,035	1,051,780
5.000%, 07/01/25	3,855	3,994,871
State of Florida (GO) Series A
5.000%, 06/01/24	350	354,894
5.000%, 07/01/25	1,015	1,051,827
State of Florida (GO) Series B
5.000%, 06/01/25	1,070	1,106,179
5.000%, 06/01/29	2,188	2,462,658
State of Florida (GO) (ST GTD) Series A
5.000%, 06/01/29	1,195	1,294,306
TOTAL FLORIDA		35,808,424
GEORGIA — (2.1%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	1,015	1,060,154
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	1,530	1,557,301
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	1,080	1,120,605
State of Georgia (GO) Series A
5.000%, 07/01/26	4,555	4,824,050
State of Georgia (GO) Series A-1
5.000%, 02/01/25	2,560	2,631,125

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
State of Georgia (GO) Series F
5.000%, 07/01/26	1,495	$1,583,305
TOTAL GEORGIA		12,776,540
HAWAII — (2.3%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	150	150,399
City & County of Honolulu (GO) Series D
5.000%, 07/01/25	1,075	1,112,583
County of Hawaii (GO) Series D
4.000%, 09/01/27	1,100	1,139,870
County of Maui (GO)
5.000%, 03/01/26	200	209,825
State of Hawaii (GO) Series EY
5.000%, 10/01/27	3,220	3,350,757
State of Hawaii (GO) Series FE
5.000%, 10/01/24	1,005	1,025,117
5.000%, 10/01/25	2,815	2,929,311
State of Hawaii (GO) Series FH
4.000%, 10/01/30	4,000	4,100,844
TOTAL HAWAII		14,018,706
ILLINOIS — (0.4%)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	2,000	2,088,515
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/25	600	611,805
TOTAL ILLINOIS		2,700,320
IOWA — (0.4%)
City of Ankeny (GO) Series A
5.000%, 06/01/25	490	506,391
City of Sioux City (GO) Series A
3.000%, 06/01/26	155	153,957
City of Urbandale (GO) Series A
5.000%, 06/01/26	605	637,490
	Face Amount	Value†
	(000)
IOWA — (Continued)
Waukee Community School District (GO) Series B
5.000%, 06/01/24	1,290	$1,306,976
TOTAL IOWA		2,604,814
KANSAS — (0.8%)
City of Leawood (GO) Series A
4.000%, 09/01/26	1,135	1,169,585
City of Merriam (GO) Series A
5.000%, 10/01/25	800	831,634
City of Overland Park (GO) Series A
5.000%, 09/01/28	1,330	1,471,273
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	239,062
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/26	1,035	1,094,915
TOTAL KANSAS		4,806,469
KENTUCKY — (0.5%)
Louisville Water Co. (RB)
5.000%, 11/15/29	3,000	3,371,662
LOUISIANA — (0.7%)
Louisiana Local Government Environmental Facilities & Community Development Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/24)	4,000	4,075,006
MAINE — (0.1%)
City of Portland (GO)
5.000%, 05/01/25	245	252,785
State of Maine (GO) Series B
4.000%, 06/01/26	500	512,790
TOTAL MAINE		765,575
MARYLAND — (7.8%)
City of Baltimore (GO) Series A
5.000%, 10/15/24	700	715,346
5.000%, 10/15/25	1,530	1,593,093

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,070	$2,248,393
County of Anne Arundel (GO)
5.000%, 10/01/24	1,520	1,552,001
5.000%, 10/01/25	650	676,395
5.000%, 10/01/27	1,005	1,092,773
County of Baltimore (GO)
5.000%, 03/01/26	6,905	7,249,476
5.000%, 03/01/28	1,335	1,464,796
County of Charles (GO)
5.000%, 10/01/25	2,945	3,064,590
County of Harford (GO)
5.000%, 10/01/25	2,750	2,861,671
County of Harford (GO) Series A
5.000%, 10/01/29	1,920	2,177,668
County of Harford (GO) Series B
5.000%, 01/15/29	1,020	1,140,221
County of Howard (GO) Series A
5.000%, 08/15/29	840	950,437
County of Prince George's (GO) Series A
5.000%, 07/15/29	3,585	4,049,566
County of Queen Anne's (GO)
5.000%, 07/15/25	1,235	1,279,406
County of Wicomico (GO) Series A
5.000%, 12/01/25	905	945,053
5.000%, 12/01/26	2,065	2,204,028
Maryland Stadium Authority (RB) (ST INTERCEPT) Series A
¤ 5.000%, 05/01/47 (Pre-refunded @ $100, 5/1/28)	1,630	1,796,508
State of Maryland (GO) Series A
5.000%, 03/15/27	1,500	1,610,257
5.000%, 08/01/27	3,560	3,854,388
State of Maryland (GO) Series B
5.000%, 08/01/27	1,560	1,689,001
State of Maryland (GO) Series C
4.000%, 03/01/29	3,025	3,229,730
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	655	664,752
TOTAL MARYLAND		48,109,549
	Face Amount	Value†
	(000)
MASSACHUSETTS — (2.9%)
City of Beverly (GO)
5.000%, 03/15/25	500	$514,949
City of Lowell (GO) (ST AID WITHHLDG)
4.000%, 09/01/23	250	250,127
City of Quincy (GO)
5.000%, 01/15/25	405	415,364
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 03/01/29	2,340	2,616,309
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	285	285,000
City of Worcester (GO)
5.000%, 02/15/26	1,910	2,003,903
5.000%, 02/15/29	1,225	1,371,784
Commonwealth of Massachusetts (GO)
5.000%, 05/01/38	220	251,237
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/26	1,250	1,323,834
5.000%, 09/01/28	2,040	2,264,866
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	400	408,884
Town of East Bridgewater (GO)
5.000%, 04/15/26	1,655	1,742,636
Town of Milford (GO)
5.000%, 12/01/25	1,000	1,044,487
Town of Nantucket (GO)
5.000%, 10/01/26	1,500	1,600,774
Town of Norwood (GO)
5.000%, 03/15/29	340	381,768
Town of Watertown (GO)
5.000%, 04/15/26	1,045	1,103,402
TOTAL MASSACHUSETTS		17,579,324
MICHIGAN — (0.4%)
State of Michigan (GO) Series B
4.000%, 11/01/25	1,020	1,043,287
Troy School District (GO) (Q-SBLF)
5.000%, 05/01/29	1,505	1,690,139
TOTAL MICHIGAN		2,733,426
MINNESOTA — (3.2%)
City of St. Paul (GO) Series A
5.000%, 03/01/25	2,020	2,076,623

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
5.000%, 09/01/29	1,040	$1,180,843
County of Hennepin (GO) Series A
5.000%, 12/01/26	4,125	4,409,494
County of Ramsey (GO) Series A
5.000%, 02/01/25	1,150	1,182,291
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series
5.000%, 02/01/27	4,735	5,066,143
South St. Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/29	1,905	2,138,771
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	1,735	1,858,726
State of Minnesota (GO) Series A
5.000%, 09/01/29	1,385	1,570,897
TOTAL MINNESOTA		19,483,788
MISSISSIPPI — (0.4%)
State of Mississippi (GO) Series B
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/26)	2,020	2,157,325
MISSOURI — (1.6%)
Columbia School District (GO) Series B
5.000%, 03/01/25	1,725	1,773,085
County of St. Louis (GO)
5.000%, 02/01/25	1,270	1,305,472
Metropolitan St. Louis Sewer District (RB) Series B
¤ 5.000%, 05/01/26 (Pre-refunded @ $100, 5/1/25)	1,540	1,589,731
St. Louis County Reorganized School District No. R-6 (GO)
5.000%, 02/01/26	5,040	5,280,793
TOTAL MISSOURI		9,949,081
NEBRASKA — (2.1%)
City of Omaha (GO)
5.000%, 04/15/28	270	296,416
	Face Amount	Value†
	(000)
NEBRASKA — (Continued)
County of Sarpy (GO)
5.000%, 06/01/25	1,925	$1,989,045
5.000%, 06/01/26	1,115	1,175,809
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/28	2,240	2,490,525
Omaha Public Power District (RB) Series A
5.000%, 02/01/33	1,035	1,122,778
Omaha School District (GO) Series A
5.000%, 12/15/25	4,000	4,175,858
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/25	600	611,479
Sarpy County School District No. 1 (GO)
¤ 5.000%, 12/15/33 (Pre-refunded @ $100, 12/15/27)	1,095	1,189,666
TOTAL NEBRASKA		13,051,576
NEVADA — (1.3%)
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/27	1,000	1,077,448
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	405	410,763
State of Nevada (GO) Series C
5.000%, 11/01/24	485	496,051
Washoe County NV (GO)
5.000%, 07/01/24	1,265	1,284,020
Washoe County School District (GO) Series A
5.000%, 10/01/29	1,125	1,262,364
Washoe County School District (GO) Series B
5.000%, 04/01/29	3,010	3,346,053
TOTAL NEVADA		7,876,699
NEW HAMPSHIRE — (0.4%)
City of Nashua (GO)
4.000%, 07/15/24	770	776,033
State of New Hampshire (GO) Series A
5.000%, 03/01/29	1,500	1,682,074
TOTAL NEW HAMPSHIRE		2,458,107

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (0.7%)
City of Hoboken (GO)
3.000%, 02/01/25	975	$968,997
County of Monmouth (GO)
5.000%, 07/15/26	1,220	1,293,941
Princeton (GO)
2.000%, 12/15/25	1,815	1,744,533
Township of Montville (GO)
3.000%, 10/01/25	500	499,212
TOTAL NEW JERSEY		4,506,683
NEW MEXICO — (1.3%)
Albuquerque Metropolitan Arroyo Flood Control Authority (GO)
5.000%, 08/01/23	1,000	1,000,000
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series
5.000%, 08/01/34	1,950	2,211,883
City of Albuquerque (GO) Series B
5.000%, 07/01/26	200	210,667
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	4,095	4,420,434
TOTAL NEW MEXICO		7,842,984
NEW YORK — (3.0%)
City of New York (GO) Series A
5.000%, 08/01/24	1,000	1,017,809
5.000%, 08/01/25	1,700	1,764,027
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,531,872
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	150	154,203
5.000%, 03/15/28	4,010	4,379,922
5.000%, 03/15/33	2,000	2,227,053
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	350	359,807
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	300	302,957
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/29	5,000	5,572,757
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	500	$514,549
New York State Urban Development Corp. (RB) Series E2
4.000%, 03/15/34	500	526,680
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/23	315	313,050
TOTAL NEW YORK		18,664,686
NORTH CAROLINA — (2.1%)
City of Charlotte (GO) Series A
5.000%, 06/01/29	2,015	2,272,583
City of Greensboro (GO) Series B
5.000%, 04/01/26	1,010	1,063,625
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/37	100	116,834
County of Mecklenburg (GO) Series A
5.000%, 12/01/24	825	845,587
County of Wake (GO)
5.000%, 04/01/25	3,015	3,109,296
State of North Carolina (GO)
5.000%, 06/01/25	2,045	2,117,104
State of North Carolina (GO) Series B
5.000%, 06/01/25	3,130	3,240,359
TOTAL NORTH CAROLINA		12,765,388
OHIO — (1.8%)
City of Columbus (GO) Series 3
5.000%, 02/15/27	1,295	1,388,572
City of Columbus (GO) Series A
5.000%, 04/01/29	2,020	2,262,349
Northeast Ohio Regional Sewer District (RB)
¤ 5.000%, 11/15/49 (Pre-refunded @ $100, 11/15/24)	1,145	1,170,288
State of Ohio (GO) Series A
5.000%, 09/01/26	1,595	1,693,129
5.000%, 03/01/28	510	558,434
5.000%, 06/15/30	1,350	1,547,150

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OHIO — (Continued)
State of Ohio (GO) Series C
5.000%, 08/01/28	2,000	$2,214,655
State of Ohio (GO) Series W
4.000%, 05/01/24	215	216,243
TOTAL OHIO		11,050,820
OKLAHOMA — (1.0%)
City of Oklahoma City (GO)
4.000%, 03/01/25	1,255	1,272,731
City of Tulsa (GO)
5.000%, 03/01/24	200	201,983
5.000%, 03/01/26	2,750	2,883,699
Oklahoma City Water Utilities Trust (RB)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/26)	1,885	1,986,614
TOTAL OKLAHOMA		6,345,027
OREGON — (2.7%)
City of Salem (GO)
5.000%, 06/01/25	1,280	1,323,048
5.000%, 06/01/26	1,220	1,287,895
Clackamas County School District No. 7J Lake Oswego (GO) (SCH BD GTY)
5.000%, 06/01/24	400	405,758
County of Multnomah (GO) Series A
5.000%, 06/15/29	250	281,468
County of Washington (GO)
5.000%, 03/01/24	1,000	1,010,202
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
3.000%, 06/15/25	940	937,637
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/29	4,000	4,498,864
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,000	1,033,694
State of Oregon (GO) Series A
5.000%, 05/01/26	1,020	1,076,158
State of Oregon (GO) Series C
5.000%, 05/01/25	700	722,968
	Face Amount	Value†
	(000)
OREGON — (Continued)
State of Oregon Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	1,185	$1,212,678
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	150	155,732
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	665	674,962
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	2,010	2,261,158
TOTAL OREGON		16,882,222
PENNSYLVANIA — (0.9%)
Chartiers Valley School District (GO) (ST AID WITHHLDG) Series B
¤ 5.000%, 10/15/40 (Pre-refunded @ $100, 4/15/25)	1,900	1,959,493
County of Montgomery (GO) Series A
5.000%, 01/01/26	2,745	2,874,228
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	55	55,568
5.000%, 03/01/25	130	133,867
Township of Lower Merion (GO)
5.000%, 05/01/29	605	683,898
TOTAL PENNSYLVANIA		5,707,054
RHODE ISLAND — (0.4%)
State of Rhode Island (GO) Series B
5.000%, 08/01/29	2,000	2,169,164

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (3.8%)
Beaufort County School District (GO) (SCSDE) Series A
5.000%, 03/01/26	2,280	$2,394,904
Beaufort County School District (GO) (SCSDE) Series D
5.000%, 03/01/25	995	1,024,289
Clemson University (RB) Series B
5.000%, 05/01/25	750	772,669
County of Richland (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/25	6,000	6,176,615
County of Richland (GO) (ST AID WITHHLDG) Series B
5.000%, 03/01/25	535	550,748
County of Spartanburg (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,715	1,702,094
3.000%, 04/01/26	1,500	1,479,897
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/26	1,205	1,271,053
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/28	3,020	3,305,446
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/27	855	917,658
5.000%, 03/01/38	1,000	1,130,480
State of South Carolina (GO) (ST AID WITHHLDG) Series B
5.000%, 04/01/26	1,210	1,273,926
State of South Carolina (GO) Series C
5.000%, 04/01/25	1,090	1,123,911
TOTAL SOUTH CAROLINA		23,123,690
TENNESSEE — (4.8%)
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	2,050	2,081,751
5.000%, 07/01/25	1,775	1,836,052
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/26	865	$913,610
City of Knoxville Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,000	3,358,252
City of Memphis (GO)
5.000%, 05/01/26	1,000	1,052,349
City of Memphis (GO) Series A
5.000%, 04/01/25	2,570	2,647,844
County of Knox (GO) Series B
5.000%, 06/01/25	1,000	1,034,535
County of Shelby (GO) Series B
4.000%, 04/01/37	1,400	1,443,956
County of Sumner (GO)
5.000%, 06/01/26	1,500	1,582,224
County of Williamson (GO)
5.000%, 04/01/29	3,620	4,064,419
County of Williamson (GO) Series A
5.000%, 04/01/26	1,015	1,068,890
5.000%, 04/01/28	1,325	1,458,286
County of Williamson (GO) Series B
5.000%, 05/01/28	2,700	2,977,078
Johnson City Energy Authority (RB)
5.000%, 05/01/28	1,000	1,077,247
Metropolitan Government of Nashville & Davidson County (GO)
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 7/1/26)	1,245	1,317,465
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	330	356,225
State of Tennessee (GO) Series B
5.000%, 08/01/25	1,015	1,053,828
TOTAL TENNESSEE		29,324,011
TEXAS — (19.8%)
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,500	1,540,798

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	215	$245,549
Austin Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	210	217,249
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	250	254,378
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/25	3,055	3,168,925
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	2,000	2,054,397
Bridgeport Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,600	1,628,998
City of Amarillo (GO)
2.000%, 02/15/24	725	718,008
2.000%, 02/15/25	725	707,550
4.000%, 02/15/26	1,685	1,724,487
City of Arlington (GO) Series A
5.000%, 08/15/37	1,000	1,147,504
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,025	1,078,050
City of Austin (GO)
5.000%, 09/01/23	500	500,645
5.000%, 09/01/26	2,635	2,789,885
5.000%, 09/01/27	2,255	2,437,621
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/26	525	557,428
City of Carrollton (GO)
5.000%, 08/15/25	1,420	1,472,100
City of Cedar Park (GO)
5.000%, 02/15/24	395	398,591
5.000%, 02/15/33	1,805	1,975,356
City of Celina (GO)
4.125%, 09/01/25	1,415	1,436,494
4.125%, 09/01/26	2,520	2,581,809
City of Dallas Waterworks & Sewer System Revenue (RB) Series
4.000%, 10/01/34	810	863,521
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/27	2,660	$2,752,750
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	120	122,333
5.000%, 10/01/25	500	518,176
City of Denton (GO)
5.000%, 02/15/35	1,420	1,658,671
City of Fort Worth (GO)
5.000%, 03/01/28	2,000	2,096,682
5.000%, 03/01/37	1,000	1,122,406
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	1,500	1,514,115
5.000%, 02/15/25	4,380	4,501,122
City of Frisco (GO)
4.000%, 02/15/25	2,550	2,583,338
5.000%, 02/15/28	3,495	3,817,143
City of Garland (GO) Series A
5.000%, 02/15/24	200	201,818
City of Houston (GO) Series A
5.000%, 03/01/26	1,020	1,064,170
City of Irving (GO)
5.000%, 09/15/25	1,750	1,816,854
City of Lewisville (GO)
5.000%, 02/15/37	2,415	2,760,939
City of Lubbock (GO) Series A
5.000%, 02/15/25	770	790,826
City of Midland (GO)
5.000%, 03/01/28	1,200	1,305,342
City of Pearland (GO)
5.000%, 03/01/25	565	581,014
City of Pflugerville (GO)
5.000%, 08/01/37	350	395,370
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,000	1,044,181
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,010	2,106,812
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/23	160	160,031
4.000%, 08/15/24	140	141,023
Corpus Christi Independent School District (GO)
5.000%, 08/15/37	1,370	1,552,466

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
County of Bexar (GO)
4.000%, 06/15/26	650	$666,762
5.000%, 06/15/26	1,625	1,714,196
County of Collin (GO)
5.000%, 02/15/38	335	381,699
County of Collin (GO)
5.000%, 02/15/25	1,010	1,038,236
County of Harris (GO)
5.000%, 10/01/26	460	488,034
County of Harris (GO) Series A
5.000%, 10/01/24	715	729,312
County of Williamson (GO)
4.000%, 02/15/26	4,000	4,099,456
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	85	85,777
5.000%, 02/15/25	85	87,364
Dallas College (GO)
5.000%, 02/15/28	900	982,154
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	915	1,051,407
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/25	1,505	1,559,314
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	509,113
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/24	170	173,011
Fort Bend Independent School District (GO) (PSF-GTD) Series C
5.000%, 02/15/24	1,275	1,286,319
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	470	491,466
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	765	786,271
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	175	186,878
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,000	1,025,231
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/28	1,000	$1,103,259
Grapevine-Colleyville Independent School District (GO) Series B
5.000%, 08/15/27	2,570	2,779,710
Harris County Flood Control District (GO) Series A
5.000%, 10/01/26	620	657,978
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/29	1,705	1,835,043
Lamar Consolidated Independent School District (GO)
5.000%, 02/15/29	2,060	2,286,673
5.000%, 02/15/30	855	965,673
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	700	712,400
Mansfield Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/28 (Pre-refunded @ $100, 2/15/25)	885	907,788
McKinney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,000	2,017,542
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	125	125,159
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/01/37	400	451,188
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,008,931
Plano Independent School District (GO)
5.000%, 02/15/24	1,065	1,074,851
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	70	70,175

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Port Neches-Groves Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	$1,009,250
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	810	854,674
5.000%, 08/15/30	2,850	3,018,222
Spring Independent School District (GO)
5.000%, 08/15/29	1,500	1,682,970
State of Texas (GO)
5.000%, 10/01/23	415	416,138
State of Texas (GO) Series A
5.000%, 04/01/25	2,185	2,252,978
5.000%, 10/01/25	2,465	2,562,996
State of Texas (GO) Series B
5.000%, 08/01/25	350	362,700
State of Texas (GO) Series C
5.000%, 08/01/25	675	699,493
5.000%, 08/01/26	1,420	1,503,005
Tarrant County College District (GO)
5.000%, 08/15/24	2,000	2,033,789
Tarrant Regional Water District (RB) Series A
4.000%, 09/01/29	5,730	6,122,166
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/24	120	122,042
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/26	325	339,809
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	330	362,286
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	105	106,218
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Ysleta Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	1,200	$1,243,388
TOTAL TEXAS		122,137,419
UTAH — (1.8%)
Canyons School District (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,615	1,670,607
County of Salt Lake (GO) Series B
5.000%, 12/15/24	1,600	1,640,110
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	2,500	2,584,078
Provo School District (GO) (SCH BD GTY)
5.000%, 06/15/25	2,000	2,068,864
State of Utah (GO) Series B
5.000%, 07/01/24	575	584,166
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/37	1,645	1,894,548
Utah Transit Authority (RB) Series A
¤ 5.000%, 06/15/35 (Pre-refunded @ $100, 6/15/25)	795	821,854
TOTAL UTAH		11,264,227
VIRGINIA — (4.2%)
City of Alexandria (GO) (ST AID WITHHLDG) Series D
5.000%, 07/01/26	2,235	2,367,015
City of Lynchburg (GO)
5.000%, 08/01/28	1,935	2,143,633
City of Manassas (GO) (ST AID WITHHLDG)
5.000%, 01/01/26	2,485	2,601,396
City of Newport News Water Revenue (RB)
5.000%, 07/15/24	950	966,557
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/25	1,430	1,479,385
County of Arlington (GO)
5.000%, 06/15/37	2,500	2,877,285

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
County of Fairfax (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/27	750	$786,802
County of Henrico (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	3,000	3,256,361
County of Henrico (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/25	1,545	1,603,798
County of Loudoun (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	1,820	1,899,713
County of Loudoun (GO) Series B
5.000%, 12/01/26	2,270	2,425,066
Fairfax County Water Authority (RB)
5.000%, 04/01/26	1,290	1,357,813
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/26	2,165	2,268,470
TOTAL VIRGINIA		26,033,294
WASHINGTON — (7.5%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/25	1,035	1,079,619
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	200	203,116
5.000%, 07/01/25	175	180,854
City of Bellevue (GO) Series A
4.000%, 12/01/25	270	275,919
City of Seattle (GO) Series A
5.000%, 12/01/25	2,000	2,088,515
5.000%, 05/01/26	3,165	3,334,966
5.000%, 12/01/26	1,500	1,600,989
City of Seattle Water System Revenue (RB)
5.000%, 08/01/26	5,740	6,073,837
Clark County School District No. 37 Vancouver (GO) (SCH BD GTY)
4.000%, 12/01/26	2,125	2,194,202
County of King (GO) Series A
4.000%, 01/01/26	710	725,840
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
County of King (GO) Series E
5.000%, 12/01/25	1,285	$1,341,871
County of King Sewer Revenue (RB) Series B
5.000%, 07/01/25	1,305	1,351,117
5.000%, 07/01/28	1,510	1,592,694
County of Spokane (GO)
5.000%, 12/01/28	1,215	1,352,163
Energy Northwest (RB) Series A
5.000%, 07/01/37	165	190,048
Franklin County School District No. 1 Pasco (GO) (SCH BD GTY)
5.000%, 12/01/36	555	638,987
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,043,110
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/37	250	285,476
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	995	1,061,989
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
4.000%, 12/01/25	1,390	1,418,271
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 06/01/24	1,045	1,060,214
Snohomish County Public Utility District No. 1 Generation System Revenue (RB) Series A
5.000%, 12/01/23	595	598,271
Snohomish County School District No. 6 Mukilteo (GO) (SCH BD GTY)
5.000%, 12/01/25	2,000	2,088,515
State of Washington (GO) Series 2023-B
5.000%, 07/01/35	1,000	1,177,108
State of Washington (GO) Series A
5.000%, 08/01/36	1,000	1,135,200
State of Washington (GO) Series B
5.000%, 07/01/25	570	590,466

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series C
5.000%, 02/01/25	1,000	$1,027,487
5.000%, 02/01/34	2,450	2,558,036
State of Washington (GO) Series D
5.000%, 06/01/25	1,260	1,303,058
5.000%, 02/01/28	1,035	1,107,383
State of Washington (GO) Series R
5.000%, 08/01/30	5,055	5,799,979
TOTAL WASHINGTON		46,479,300
WEST VIRGINIA — (0.4%)
State of West Virginia (GO) Series A
5.000%, 12/01/23	525	527,973
5.000%, 12/01/36	2,000	2,204,137
TOTAL WEST VIRGINIA		2,732,110
WISCONSIN — (3.5%)
Appleton Area School District (GO)
5.000%, 03/01/30	2,165	2,472,219
City of Madison (GO) Series A
4.000%, 10/01/26	1,000	1,034,330
City of Waukesha (GO) Series C
5.000%, 10/01/25	200	207,313
Janesville School District (GO)
3.000%, 03/01/24	2,000	1,996,296
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/25	1,300	1,263,316
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/25	3,255	$3,385,790
State of Wisconsin (GO)
5.000%, 05/01/37	555	644,182
State of Wisconsin (GO) Series 1
5.000%, 05/01/26	2,745	2,896,130
5.000%, 05/01/29	1,265	1,421,332
State of Wisconsin (GO) Series A
5.000%, 05/01/25	970	1,000,822
State of Wisconsin (GO) Series B
5.000%, 05/01/25	2,025	2,089,346
5.000%, 05/01/27	3,150	3,398,135
TOTAL WISCONSIN		21,809,211
TOTAL MUNICIPAL BONDS (Cost $639,998,525)		613,630,181

	Shares
INVESTMENT COMPANIES — (0.5%)
BlackRock Liquidity Funds MuniCash (Cost $3,165,561)	3,165,244	3,165,244
TOTAL INVESTMENTS — (100.0%)
(Cost $643,164,086)^^		$616,795,425

Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$613,630,181	—	$613,630,181
Investment Companies	$3,165,244	—	—	3,165,244
TOTAL	$3,165,244	$613,630,181	—	$616,795,425

World Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	18,793,380	$653,633,741
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	20,059,506	303,700,924
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,521,070	126,046,029
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $721,291,911)		$1,083,380,694

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.190% (Cost $113,819)	113,819	113,819
TOTAL INVESTMENTS — (100.0%) (Cost $721,405,730)^^		$1,083,494,513
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,083,380,694	—	—	$1,083,380,694
Temporary Cash Investments	113,819	—	—	113,819
TOTAL	$1,083,494,513	—	—	$1,083,494,513

DFA LTIP Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
U.S. Treasury Inflation Indexed Bonds
0.250%, 02/15/50	146,211	$99,286,327
0.125%, 02/15/51	153,540	99,303,336
0.125%, 02/15/52	154,326	99,275,185
1.500%, 02/15/53	45,205	42,849,475
TOTAL U.S. TREASURY OBLIGATIONS Cost ($474,456,653)		340,714,323
TOTAL INVESTMENTS — (100.0%)
(Cost $474,456,653)^^		$340,714,323
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$340,714,323	—	$340,714,323
TOTAL	—	$340,714,323	—	$340,714,323

U.S. Social Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.7%)
COMMUNICATION SERVICES — (7.1%)
*	Activision Blizzard, Inc.	22,187	$2,058,066
*	Alphabet, Inc., Class A	122,386	16,243,070
*	Alphabet, Inc., Class C	111,993	14,907,388
*	Altice USA, Inc., Class A	18,549	62,881
*	AMC Networks, Inc., Class A	5,887	74,294
*	Anterix, Inc.	1,929	54,147
	AT&T, Inc.	275,027	3,993,392
	Atlanta Braves Holdings, Inc., Class A	363	17,184
*	Atlanta Braves Holdings, Inc., Class C	5,636	229,522
	ATN International, Inc.	3,463	125,845
*	Bandwidth, Inc., Class A	1,697	25,710
*	Boston Omaha Corp., Class A	4,862	94,906
*	Bumble, Inc., Class A	6,450	119,454
	Cable One, Inc.	873	632,000
*	Cardlytics, Inc.	1,980	23,107
*	Cargurus, Inc.	7,733	175,230
*	Cars.com, Inc.	8,924	203,556
*	Charter Communications, Inc., Class A	5,750	2,329,842
#*	Cinemark Holdings, Inc.	13,886	231,757
	Cogent Communications Holdings, Inc.	6,482	396,958
	Comcast Corp., Class A	193,628	8,763,603
*	Consolidated Communications Holdings, Inc.	11,459	41,023
*	Cumulus Media, Inc., Class A	528	3,347
*	Daily Journal Corp.	107	30,979
#	DallasNews Corp.	4,771	21,947
*	DHI Group, Inc.	18,567	69,998
*	DISH Network Corp., Class A	22,673	179,797
*	EchoStar Corp., Class A	6,530	126,878
	Electronic Arts, Inc.	9,962	1,358,319
	Entravision Communications Corp., Class A	9,205	44,000
*	EW Scripps Co., Class A	13,483	132,942
*	FG Group Holdings, Inc.	1,900	3,078
	Fox Corp., Class A	24,305	813,002
	Fox Corp., Class B	16,376	514,370
*	Frontier Communications Parent, Inc.	7,631	138,960
*	Gaia, Inc.	1,300	3,055
#*	Gannett Co., Inc.	11,700	32,994
	GCI Liberty, Inc.	11,519	10,418
#*	Gogo, Inc.	1,428	21,520
	Gray Television, Inc.	14,857	140,696
*	IDT Corp., Class B	3,200	75,904
#*	iHeartMedia, Inc., Class A	5,533	26,171
*	IMAX Corp.	8,607	158,455
	Interpublic Group of Cos., Inc.	38,707	1,324,941
	Iridium Communications, Inc.	17,980	944,849
	John Wiley & Sons, Inc., Class A	6,317	216,231
	John Wiley & Sons, Inc., Class B	312	10,603
*	Lee Enterprises, Inc.	1,083	15,054
*	Liberty Broadband Corp., Class A	1,324	117,611
*	Liberty Broadband Corp., Class C	7,951	708,673
#*	Liberty Latin America Ltd., Class A	22,700	190,680
*	Liberty Latin America Ltd., Class C	25,106	208,882
*	Liberty Media Corp.-Liberty Formula One, Class A	1,305	83,885

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty Formula One, Class C	14,254	$1,034,840
*	Liberty Media Corp.-Liberty SiriusXM, Class A	7,097	224,975
*	Liberty Media Corp.-Liberty SiriusXM, Class C	15,808	503,169
*	Lions Gate Entertainment Corp., Class A	42,895	329,434
*	Lions Gate Entertainment Corp., Class B	28,471	208,408
#*	Live Nation Entertainment, Inc.	8,075	708,581
#	Lumen Technologies, Inc.	136,951	245,142
*	Madison Square Garden Entertainment Corp.	4,462	155,456
	Madison Square Garden Sports Corp.	2,119	450,817
#*	Magnite, Inc.	27,185	411,309
#	Marcus Corp.	2,700	42,120
*	Match Group, Inc.	9,505	442,078
*	Meta Platforms, Inc., Class A	83,690	26,663,634
*	Netflix, Inc.	6,157	2,702,738
	New York Times Co., Class A	14,947	609,240
	News Corp., Class A	33,436	662,701
	News Corp., Class B	15,297	307,623
	Nexstar Media Group, Inc.	6,119	1,142,540
	Omnicom Group, Inc.	20,901	1,768,643
*	Ooma, Inc.	2,349	35,235
	Paramount Global, Class A	1,096	21,109
#	Paramount Global, Class B	36,885	591,267
*	Playtika Holding Corp.	3,670	43,820
#*	PubMatic, Inc., Class A	1,668	33,343
*	QuinStreet, Inc.	6,390	56,743
*	Quotient Technology, Inc.	8,300	32,702
#*	Reading International, Inc., Class A	4,944	13,151
*	Roku, Inc.	1,859	178,966
	Scholastic Corp.	5,578	240,914
*	Sciplay Corp., Class A	1,500	29,400
	Shenandoah Telecommunications Co.	9,059	169,132
#	Shutterstock, Inc.	4,844	249,224
	Sinclair, Inc.	7,682	106,857
#	Sirius XM Holdings, Inc.	48,463	247,161
#*	Snap, Inc., Class A	27,434	311,650
#*	Sphere Entertainment Co.	4,462	189,412
	Spok Holdings, Inc.	2,587	37,925
*	Take-Two Interactive Software, Inc.	8,537	1,305,649
*	TechTarget, Inc.	1,775	57,652
	TEGNA, Inc.	34,128	576,763
	Telephone & Data Systems, Inc.	17,703	141,978
*	Thryv Holdings, Inc.	4,477	106,105
*	T-Mobile U.S., Inc.	22,150	3,051,605
	Townsquare Media, Inc., Class A	1,300	15,574
*	Trade Desk, Inc., Class A	4,976	454,110
*	Travelzoo	2,000	16,480
*	TripAdvisor, Inc.	9,219	171,934
*	U.S. Cellular Corp.	6,507	115,239
	Verizon Communications, Inc.	235,673	8,031,736
*	Vimeo, Inc.	14,241	58,673
*	Walt Disney Co.	46,713	4,152,319
*	Warner Bros Discovery, Inc.	100,361	1,311,718
	Warner Music Group Corp., Class A	6,383	201,384
#*	WideOpenWest, Inc.	11,172	92,057
	World Wrestling Entertainment, Inc., Class A	5,446	571,830
*	Yelp, Inc.	9,440	425,272
*	Zedge, Inc., Class B	300	630
#*	Ziff Davis, Inc.	7,345	532,659
TOTAL COMMUNICATION SERVICES			121,124,000

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (12.5%)
*	1-800-Flowers.com, Inc., Class A	5,186	$45,014
*	2U, Inc.	6,939	33,168
	Aaron's Co., Inc.	4,332	68,532
*	Abercrombie & Fitch Co., Class A	10,546	417,727
	Academy Sports & Outdoors, Inc.	9,579	572,728
#	Acushnet Holdings Corp.	10,245	610,909
*	Adient PLC	13,860	589,882
#	ADT, Inc.	49,467	315,599
*	Adtalem Global Education, Inc.	9,323	403,127
	Advance Auto Parts, Inc.	7,564	562,686
*	Amazon.com, Inc.	228,471	30,542,003
*	American Axle & Manufacturing Holdings, Inc.	18,883	178,444
	American Eagle Outfitters, Inc.	27,268	383,115
*	American Public Education, Inc.	1,104	5,531
*	America's Car-Mart, Inc.	1,100	131,032
*	Aptiv PLC	9,357	1,024,498
	Aramark	25,829	1,042,717
	Ark Restaurants Corp.	120	2,147
#	Arko Corp.	20,286	169,185
*	Asbury Automotive Group, Inc.	3,077	694,171
	Autoliv, Inc.	13,399	1,352,361
*	AutoNation, Inc.	9,748	1,569,233
*	AutoZone, Inc.	344	853,712
*	Barnes & Noble Education, Inc.	189	278
	Bassett Furniture Industries, Inc.	1,200	21,120
	Bath & Body Works, Inc.	14,551	539,260
*	Beazer Homes USA, Inc.	4,142	139,295
	Best Buy Co., Inc.	24,808	2,060,304
	Big Lots, Inc.	6,301	64,585
	Bloomin' Brands, Inc.	15,290	410,842
*	Booking Holdings, Inc.	1,537	4,566,120
*	Boot Barn Holdings, Inc.	4,393	412,503
	BorgWarner, Inc.	28,072	1,305,348
#*	Bright Horizons Family Solutions, Inc.	7,018	680,957
#*	Brinker International, Inc.	8,152	320,211
	Brunswick Corp.	11,366	980,999
	Buckle, Inc.	9,102	332,769
	Build-A-Bear Workshop, Inc.	1,000	24,550
*	Burlington Stores, Inc.	5,680	1,008,882
	Caleres, Inc.	5,590	151,154
#	Camping World Holdings, Inc., Class A	4,673	149,676
*	Capri Holdings Ltd.	18,609	686,858
#*	CarMax, Inc.	11,925	985,124
*	CarParts.com, Inc.	7,007	35,175
	Carriage Services, Inc.	2,352	76,134
*	Carrols Restaurant Group, Inc.	7,099	41,813
#	Carter's, Inc.	6,367	477,589
	Cato Corp., Class A	3,700	31,450
*	Cavco Industries, Inc.	1,219	360,397
	Century Communities, Inc.	5,591	431,737
#	Cheesecake Factory, Inc.	8,689	319,581
*	Chegg, Inc.	14,598	147,878
*	Chico's FAS, Inc.	23,800	145,180
#*	Children's Place, Inc.	1,931	60,711
*	Chipotle Mexican Grill, Inc.	670	1,314,728
#	Choice Hotels International, Inc.	5,798	758,088
*	Citi Trends, Inc.	1,812	34,156
#	Columbia Sportswear Co.	7,858	617,717
#*	Conn's, Inc.	4,758	23,409

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Container Store Group, Inc.	6,390	$23,387
*	Coursera, Inc.	6,536	102,550
#	Cracker Barrel Old Country Store, Inc.	3,942	367,394
*	Crocs, Inc.	7,475	809,916
	Crown Crafts, Inc.	1,422	7,138
	Dana, Inc.	22,857	433,826
	Darden Restaurants, Inc.	9,906	1,673,322
*	Dave & Buster's Entertainment, Inc.	8,034	367,957
*	Deckers Outdoor Corp.	2,840	1,544,080
*	Delta Apparel, Inc.	600	4,968
*	Denny's Corp.	5,995	70,501
	Designer Brands, Inc., Class A	8,359	83,172
*	Destination XL Group, Inc.	4,848	25,016
	Dick's Sporting Goods, Inc.	10,157	1,432,137
	Dillard's, Inc., Class A	2,850	977,664
#	Dine Brands Global, Inc.	1,571	94,763
	Domino's Pizza, Inc.	1,506	597,490
#*	DoorDash, Inc., Class A	14,078	1,278,142
*	Dorman Products, Inc.	4,567	386,779
	DR Horton, Inc.	33,341	4,234,974
	eBay, Inc.	46,725	2,079,730
	El Pollo Loco Holdings, Inc.	4,262	45,390
*	Envela Corp.	5,655	42,356
#	Escalade, Inc.	1,450	21,170
#	Ethan Allen Interiors, Inc.	4,083	128,492
*	Etsy, Inc.	7,486	760,952
*	Expedia Group, Inc.	1,890	231,582
*	Fiesta Restaurant Group, Inc.	1,467	11,296
*	Five Below, Inc.	6,320	1,316,709
	Flexsteel Industries, Inc.	1,153	22,564
#*	Floor & Decor Holdings, Inc., Class A	7,337	842,654
#	Foot Locker, Inc.	15,240	409,499
	Ford Motor Co.	138,704	1,832,280
*	Fox Factory Holding Corp.	3,452	386,279
#	Franchise Group, Inc.	2,359	70,204
*	Frontdoor, Inc.	9,721	339,457
#*	Funko, Inc., Class A	5,921	48,315
	Gap, Inc.	53,039	546,302
	Garmin Ltd.	9,577	1,014,109
*	Garrett Motion, Inc.	2,775	21,590
	General Motors Co.	55,601	2,133,410
*	Genesco, Inc.	3,112	87,790
	Gentex Corp.	32,760	1,100,081
*	Gentherm, Inc.	4,760	284,505
	Genuine Parts Co.	12,964	2,018,754
*	G-III Apparel Group Ltd.	11,828	244,958
*	Good Times Restaurants, Inc.	4,704	15,100
*	Goodyear Tire & Rubber Co.	40,859	657,013
*	GoPro, Inc., Class A	18,677	76,389
	Graham Holdings Co., Class B	687	403,097
*	Grand Canyon Education, Inc.	6,048	656,510
*	Green Brick Partners, Inc.	5,861	331,264
	Group 1 Automotive, Inc.	3,118	806,097
#	Guess?, Inc.	9,401	197,327
	H&R Block, Inc.	18,512	622,188
	Hamilton Beach Brands Holding Co., Class A	1,000	9,850
#	Hanesbrands, Inc.	53,728	283,147
	Harley-Davidson, Inc.	21,805	841,891
#	Hasbro, Inc.	10,585	683,368

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Haverty Furniture Cos., Inc.	3,679	$130,972
#*	Helen of Troy Ltd.	3,202	452,443
	Hibbett, Inc.	2,831	131,358
*	Hilton Grand Vacations, Inc.	16,631	773,341
	Hilton Worldwide Holdings, Inc.	5,579	867,479
	Home Depot, Inc.	40,862	13,641,370
	Hooker Furnishings Corp.	1,478	29,663
#	Hyatt Hotels Corp., Class A	3,805	480,762
#	Installed Building Products, Inc.	4,932	730,035
*	iRobot Corp.	1,136	45,440
	Jack in the Box, Inc.	1,903	189,177
	Jerash Holdings US, Inc.	1,557	6,010
#	Johnson Outdoors, Inc., Class A	1,404	83,004
	KB Home	13,011	702,204
»	Kohl's Corp.	20,192	574,462
#	Kontoor Brands, Inc.	7,419	314,269
#	Krispy Kreme, Inc.	2,565	39,501
	Lakeland Industries, Inc.	1,000	15,470
*	Lands' End, Inc.	4,280	40,146
	Laureate Education, Inc.	25,916	332,243
	La-Z-Boy, Inc.	7,281	228,405
#*	Lazydays Holdings, Inc.	1,319	17,292
	LCI Industries	3,843	523,686
	Lear Corp.	8,005	1,238,854
*	Legacy Housing Corp.	1,336	31,690
	Leggett & Platt, Inc.	20,081	587,570
	Lennar Corp., Class A	18,892	2,396,072
#	Lennar Corp., Class B	1,637	188,108
#*	Leslie's, Inc.	18,171	115,749
#	Levi Strauss & Co., Class A	14,234	214,506
*	LGI Homes, Inc.	3,499	485,486
	Lifetime Brands, Inc.	3,105	17,078
*	Lincoln Educational Services Corp.	3,900	27,729
	Lithia Motors, Inc.	4,185	1,299,568
*	Live Ventures, Inc.	401	10,667
	LKQ Corp.	14,452	791,825
*	LL Flooring Holdings, Inc.	2,267	8,909
#*	Lovesac Co.	1,664	48,722
	Lowe's Cos., Inc.	8,352	1,956,623
*	Lululemon Athletica, Inc.	4,460	1,688,244
*	M/I Homes, Inc.	696	69,600
	Macy's, Inc.	39,729	659,104
*	Malibu Boats, Inc., Class A	4,121	247,054
	Marine Products Corp.	5,029	80,665
*	MarineMax, Inc.	3,867	155,956
	Marriott International, Inc., Class A	10,789	2,177,328
	Marriott Vacations Worldwide Corp.	5,421	696,653
*	MasterCraft Boat Holdings, Inc.	2,329	71,384
*	Mattel, Inc.	49,009	1,043,892
	McDonald's Corp.	9,488	2,781,882
	MDC Holdings, Inc.	11,761	603,104
	Meritage Homes Corp.	5,126	763,518
*	Modine Manufacturing Co.	7,286	273,662
*	Mohawk Industries, Inc.	7,352	781,812
#	Monro, Inc.	5,228	191,606
*	Motorcar Parts of America, Inc.	2,723	24,425
	Movado Group, Inc.	2,400	68,880
	Murphy USA, Inc.	4,289	1,316,852
	Nathan's Famous, Inc.	600	48,060

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	National Vision Holdings, Inc.	9,847	$212,991
	NIKE, Inc., Class B	39,552	4,366,145
*	Noodles & Co.	2,751	10,041
	Nordstrom, Inc.	25,298	584,637
*	NVR, Inc.	340	2,144,190
*	ODP Corp.	8,195	408,767
#*	Ollie's Bargain Outlet Holdings, Inc.	7,765	565,913
*	OneSpaWorld Holdings Ltd.	6,538	83,981
*	O'Reilly Automotive, Inc.	1,189	1,100,764
	Oxford Industries, Inc.	2,746	296,156
#	Papa John's International, Inc.	3,244	268,279
#	Patrick Industries, Inc.	3,766	325,947
	Penske Automotive Group, Inc.	9,878	1,594,507
*	Perdoceo Education Corp.	10,364	138,359
	PetMed Express, Inc.	3,666	53,707
*	Phinia, Inc.	5,614	159,269
#*	Planet Fitness, Inc., Class A	5,527	373,294
*	Playa Hotels & Resorts NV	19,623	160,124
	Polaris, Inc.	8,800	1,195,392
#	Pool Corp.	2,678	1,030,334
	PulteGroup, Inc.	31,502	2,658,454
	PVH Corp.	9,738	872,914
*	Qurate Retail, Inc., Class A	89,975	91,774
#	Ralph Lauren Corp.	5,141	675,168
#*	Revolve Group, Inc.	4,150	81,838
#*	RH	2,772	1,076,007
	Rocky Brands, Inc.	402	8,088
	Ross Stores, Inc.	20,871	2,392,651
#*	Royal Caribbean Cruises Ltd.	2,221	242,333
#*	Sally Beauty Holdings, Inc.	19,506	233,487
*	SeaWorld Entertainment, Inc.	7,087	392,407
	Service Corp. International	23,706	1,580,005
*	Shake Shack, Inc., Class A	3,578	277,867
#	Shoe Carnival, Inc.	4,460	118,681
#	Signet Jewelers Ltd.	8,025	645,932
#*	Six Flags Entertainment Corp.	8,881	212,256
*	Skechers USA, Inc., Class A	15,605	867,326
*	Skyline Champion Corp.	7,662	533,735
*	Sleep Number Corp.	1,758	48,679
*	Solo Brands, Inc., Class A	5,272	30,894
	Sonic Automotive, Inc., Class A	4,084	195,583
#*	Sonos, Inc.	13,705	234,904
*	Sportsman's Warehouse Holdings, Inc.	2,963	18,667
	Standard Motor Products, Inc.	3,872	147,794
	Starbucks Corp.	13,795	1,401,158
	Steven Madden Ltd.	10,477	349,722
*	Stitch Fix, Inc., Class A	8,017	40,967
*	Stoneridge, Inc.	5,645	115,384
	Strategic Education, Inc.	3,173	238,292
*	Strattec Security Corp.	200	4,678
*	Stride, Inc.	7,870	300,713
	Superior Group of Cos., Inc.	1,686	15,899
*	Sypris Solutions, Inc.	4,022	7,843
	Tapestry, Inc.	37,120	1,601,728
*	Taylor Morrison Home Corp.	19,866	961,912
	Tempur Sealy International, Inc.	20,657	921,922
*	Tesla, Inc.	40,538	10,841,077
	Texas Roadhouse, Inc.	9,493	1,058,944
	Thor Industries, Inc.	7,247	836,956

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Tilly's, Inc., Class A	1,998	$17,323
	TJX Cos., Inc.	46,971	4,064,401
	Toll Brothers, Inc.	12,854	1,032,562
*	TopBuild Corp.	4,648	1,273,227
*	Topgolf Callaway Brands Corp.	26,858	536,354
#	Tractor Supply Co.	9,106	2,039,653
»	Travel & Leisure Co.	8,926	363,556
*	Tri Pointe Homes, Inc.	18,514	590,226
*	Ulta Beauty, Inc.	4,710	2,095,008
*	Under Armour, Inc., Class A	28,671	231,088
*	Under Armour, Inc., Class C	34,811	258,298
*	Unifi, Inc.	2,302	18,209
*	Universal Electronics, Inc.	2,569	28,696
	Upbound Group, Inc.	8,566	296,641
*	Urban Outfitters, Inc.	21,415	778,864
	Vail Resorts, Inc.	4,660	1,097,383
	Valvoline, Inc.	18,186	690,522
*	Vera Bradley, Inc.	4,815	32,453
	VF Corp.	30,297	600,184
#*	Victoria's Secret & Co.	8,463	173,407
*	Visteon Corp.	3,795	584,772
#*	VOXX International Corp.	2,097	19,376
	Wendy's Co.	29,829	641,025
	Weyco Group, Inc.	1,047	28,583
#	Whirlpool Corp.	6,995	1,009,099
#	Williams-Sonoma, Inc.	9,135	1,266,476
	Wingstop, Inc.	2,860	482,139
	Winmark Corp.	400	145,384
	Winnebago Industries, Inc.	5,225	359,480
	Wolverine World Wide, Inc.	5,304	67,202
	Wyndham Hotels & Resorts, Inc.	12,746	993,168
*	XPEL, Inc.	483	39,234
#*	YETI Holdings, Inc.	9,127	388,810
	Yum! Brands, Inc.	10,390	1,430,391
*	Zumiez, Inc.	4,107	77,458
TOTAL CONSUMER DISCRETIONARY			212,092,601
CONSUMER STAPLES — (5.5%)
	Albertsons Cos., Inc., Class A	17,434	378,841
	Alico, Inc.	1,900	49,210
	Andersons, Inc.	5,770	281,691
	Archer-Daniels-Midland Co.	23,050	1,958,328
	B&G Foods, Inc.	10,036	133,077
*	BellRing Brands, Inc.	15,500	557,225
*	BJ's Wholesale Club Holdings, Inc.	14,696	974,492
	Bunge Ltd.	15,306	1,663,303
	Calavo Growers, Inc.	2,336	88,137
	Cal-Maine Foods, Inc.	6,197	286,239
	Campbell Soup Co.	28,055	1,285,480
	Casey's General Stores, Inc.	5,347	1,350,973
#*	Central Garden & Pet Co.	1,889	76,467
*	Central Garden & Pet Co., Class A	8,180	312,640
*	Chefs' Warehouse, Inc.	5,711	207,538
	Clorox Co.	7,069	1,070,812
	Coca-Cola Co.	139,027	8,609,942
	Coca-Cola Consolidated, Inc.	1,454	920,978
	Colgate-Palmolive Co.	16,999	1,296,344
	Conagra Brands, Inc.	27,532	903,325
	Costco Wholesale Corp.	9,631	5,399,813

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Coty, Inc., Class A	77,875	$937,615
*	Darling Ingredients, Inc.	22,961	1,590,049
	Dollar General Corp.	10,572	1,785,188
*	Dollar Tree, Inc.	16,137	2,490,423
	Edgewell Personal Care Co.	9,078	357,764
*	elf Beauty, Inc.	7,804	910,883
#	Energizer Holdings, Inc.	12,968	462,958
	Estee Lauder Cos., Inc., Class A	4,373	787,140
	Flowers Foods, Inc.	27,084	669,246
	Fresh Del Monte Produce, Inc.	9,104	241,984
*	Fresh Market, Inc.	3,200	0
*	Freshpet, Inc.	3,542	260,479
	General Mills, Inc.	22,611	1,689,946
*	Grocery Outlet Holding Corp.	10,828	362,197
*	Hain Celestial Group, Inc.	15,571	197,285
#*	Herbalife Ltd.	11,400	185,136
#	Hormel Foods Corp.	23,828	974,089
*	Hostess Brands, Inc.	20,902	502,484
	Ingles Markets, Inc., Class A	2,804	237,779
	Ingredion, Inc.	8,097	900,872
	Inter Parfums, Inc.	4,043	604,671
#	J & J Snack Foods Corp.	2,427	389,097
	J M Smucker Co.	7,664	1,154,582
	John B Sanfilippo & Son, Inc.	1,772	192,989
	Kellogg Co.	33,501	2,240,882
	Keurig Dr Pepper, Inc.	20,925	711,659
	Kimberly-Clark Corp.	13,545	1,748,659
	Kraft Heinz Co.	25,598	926,136
	Kroger Co.	79,338	3,859,000
	Lamb Weston Holdings, Inc.	12,302	1,274,856
	Lancaster Colony Corp.	3,245	625,084
	Lifevantage Corp.	1,400	7,084
*	Lifeway Foods, Inc.	2,012	13,118
	Limoneira Co.	1,403	21,775
	McCormick & Co., Inc.	11,409	1,020,877
	McCormick & Co., Inc.	180	15,860
	Medifast, Inc.	1,536	156,503
*	Monster Beverage Corp.	9,782	562,367
*	National Beverage Corp.	8,165	431,520
*	Natural Alternatives International, Inc.	920	6,624
	Natural Grocers by Vitamin Cottage, Inc., Class C	2,161	26,904
*	Nature's Sunshine Products, Inc.	1,300	18,135
	Nu Skin Enterprises, Inc., Class A	7,267	213,577
	Oil-Dri Corp. of America	877	55,049
	PepsiCo, Inc.	61,706	11,567,407
*	Pilgrim's Pride Corp.	17,841	441,922
*	Post Holdings, Inc.	9,291	792,522
	PriceSmart, Inc.	4,237	329,342
	Reynolds Consumer Products, Inc.	9,318	257,922
	Seaboard Corp.	132	475,860
*	Seneca Foods Corp., Class A	1,000	38,565
*»	Seneca Foods Corp., Class B	301	11,420
*	Simply Good Foods Co.	13,307	515,114
*»	Sovos Brands, Inc.	10,583	188,377
	SpartanNash Co.	5,706	128,043
	Spectrum Brands Holdings, Inc.	8,871	695,575
*	Sprouts Farmers Market, Inc.	18,120	711,210
	Sysco Corp.	32,762	2,500,068
	Target Corp.	23,531	3,211,276

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Tootsie Roll Industries, Inc.	3,732	$130,098
*	TreeHouse Foods, Inc.	9,400	485,134
	Tyson Foods, Inc., Class A	22,012	1,226,509
*	U.S. Foods Holding Corp.	25,461	1,087,949
*	United Natural Foods, Inc.	9,090	189,072
	United-Guardian, Inc.	3,800	31,160
*	USANA Health Sciences, Inc.	3,684	239,128
	Utz Brands, Inc.	2,719	45,543
	Village Super Market, Inc., Class A	770	17,926
*	Vital Farms, Inc.	1,229	14,379
#	Walgreens Boots Alliance, Inc.	39,466	1,182,796
	Walmart, Inc.	40,579	6,486,959
#	WD-40 Co.	1,807	414,706
	Weis Markets, Inc.	4,404	292,161
TOTAL CONSUMER STAPLES			93,333,523
ENERGY — (2.8%)
	Adams Resources & Energy, Inc.	99	3,428
#	Archrock, Inc.	27,974	326,177
	Baker Hughes Co.	55,192	1,975,322
*	Bristow Group, Inc.	4,047	124,526
	Cactus, Inc., Class A	5,509	279,747
*	Centrus Energy Corp., Class A	1,247	46,887
	ChampionX Corp.	32,410	1,153,796
	Cheniere Energy, Inc.	9,031	1,461,758
	Chord Energy Corp.	1,737	272,431
#*	Clean Energy Fuels Corp.	31,215	153,890
#	Core Laboratories, Inc.	7,242	188,220
#	CVR Energy, Inc.	14,653	538,351
	Delek U.S. Holdings, Inc.	11,114	306,635
	DHT Holdings, Inc.	30,018	295,677
*	DMC Global, Inc.	2,624	49,489
	Dorian LPG Ltd.	892	26,528
*	Dril-Quip, Inc.	5,997	155,262
	EnLink Midstream LLC	65,505	759,858
	Epsilon Energy Ltd.	14,303	86,390
	Equitrans Midstream Corp.	2,019	20,937
	Evolution Petroleum Corp.	4,751	44,374
*	Expro Group Holdings NV	10,374	230,199
*	Green Plains, Inc.	9,843	349,525
*	Gulf Island Fabrication, Inc.	11,379	38,575
	Halliburton Co.	51,465	2,011,252
*	Helix Energy Solutions Group, Inc.	26,227	251,779
	Helmerich & Payne, Inc.	17,160	768,253
	HF Sinclair Corp.	30,030	1,564,263
	Kinder Morgan, Inc.	76,009	1,346,120
	Liberty Energy, Inc.	28,911	476,164
	Marathon Petroleum Corp.	33,181	4,413,737
	Mexco Energy Corp.	1,500	19,590
#*	Nabors Industries Ltd.	1,480	181,285
*	Natural Gas Services Group, Inc.	200	2,058
*	NCS Multistage Holdings, Inc.	500	9,800
#	New Fortress Energy, Inc.	2,455	70,090
*	Newpark Resources, Inc.	5,878	32,447
*	NexTier Oilfield Solutions, Inc.	33,071	394,206
#	Nordic American Tankers Ltd.	42,028	184,503
	NOV, Inc.	44,272	888,982
	Occidental Petroleum Corp.	58,591	3,698,850
*	Oceaneering International, Inc.	27,344	613,873

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Oil States International, Inc.	9,683	$77,851
	ONEOK, Inc.	33,205	2,226,063
*	Overseas Shipholding Group, Inc., Class A	7,143	29,215
*	Par Pacific Holdings, Inc.	8,988	282,942
	Patterson-UTI Energy, Inc.	32,368	512,709
	PBF Energy, Inc., Class A	18,019	854,821
	Phillips 66	20,069	2,238,697
	PHX Minerals, Inc.	8,160	26,357
*	ProPetro Holding Corp.	28,107	293,437
*	REX American Resources Corp.	2,655	98,288
#	RPC, Inc.	28,574	237,736
	Schlumberger NV	55,317	3,227,194
	Select Water Solutions, Inc., Class A	15,838	133,198
	Sitio Royalties Corp., Class A	8,301	226,949
	Solaris Oilfield Infrastructure, Inc., Class A	4,135	45,196
	Targa Resources Corp.	22,681	1,859,615
*	TechnipFMC PLC	63,942	1,172,696
*	TETRA Technologies, Inc.	21,597	96,971
#	Texas Pacific Land Corp.	522	786,289
*	Tidewater, Inc.	6,607	416,968
#*	Transocean Ltd.	112,226	987,589
*	U.S. Silica Holdings, Inc.	12,097	157,382
*	Valaris Ltd.	8,726	670,157
	Valero Energy Corp.	27,724	3,573,901
	Vitesse Energy, Inc.	2,865	72,169
*	Weatherford International PLC	6,899	573,307
	Williams Cos., Inc.	32,638	1,124,379
	World Kinect Corp.	12,771	287,858
TOTAL ENERGY			48,105,168
FINANCIALS — (16.7%)
	1st Source Corp.	4,346	203,827
#*	Acacia Research Corp.	3,887	15,509
	ACNB Corp.	303	10,514
	Affiliated Managers Group, Inc.	5,675	786,782
	Aflac, Inc.	23,560	1,704,330
	Alerus Financial Corp.	869	17,189
	Allstate Corp.	16,059	1,809,528
	Ally Financial, Inc.	39,028	1,191,915
	A-Mark Precious Metals, Inc.	3,926	160,142
*	Ambac Financial Group, Inc.	6,979	98,683
	Amerant Bancorp, Inc.	2,594	51,413
*	American Equity Investment Life Holding Co.	15,947	855,875
	American Express Co.	32,460	5,481,845
	American Financial Group, Inc.	10,497	1,276,540
	American International Group, Inc.	39,476	2,379,613
	American National Bankshares, Inc.	1,300	53,664
	Ameriprise Financial, Inc.	9,857	3,434,672
	Ameris Bancorp	11,297	493,114
	AMERISAFE, Inc.	2,385	124,306
	AmeriServ Financial, Inc.	300	990
#	Ames National Corp.	500	9,630
	Aon PLC, Class A	4,188	1,333,878
	Apollo Global Management, Inc.	6,579	537,570
*	Arch Capital Group Ltd.	21,896	1,701,100
	Ares Management Corp., Class A	3,884	385,370
	Argo Group International Holdings Ltd.	5,421	161,004
	Arrow Financial Corp.	2,507	50,441
	Arthur J Gallagher & Co.	5,871	1,261,091

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Artisan Partners Asset Management, Inc., Class A	9,113	$378,098
*	AssetMark Financial Holdings, Inc.	4,542	135,806
	Associated Banc-Corp.	24,485	463,991
	Assurant, Inc.	5,558	747,607
	Assured Guaranty Ltd.	12,032	719,273
	Atlantic Union Bankshares Corp.	12,908	412,798
*	Atlanticus Holdings Corp.	1,700	69,190
*»	AvidXchange Holdings, Inc.	5,202	64,557
	Axis Capital Holdings Ltd.	14,024	773,003
*	Axos Financial, Inc.	10,344	486,168
	B Riley Financial, Inc.	2,071	115,003
	Banc of California, Inc.	11,134	158,214
#	BancFirst Corp.	5,329	532,367
*	Bancorp, Inc.	11,054	418,947
	Bank of America Corp.	191,203	6,118,496
#	Bank of Hawaii Corp.	6,432	367,460
	Bank of Marin Bancorp	2,687	56,373
	Bank of New York Mellon Corp.	36,454	1,653,553
	Bank of NT Butterfield & Son Ltd.	8,767	281,684
#	Bank of South Carolina Corp.	502	7,128
	Bank OZK	20,654	903,199
	Bank7 Corp.	1,736	45,935
	BankFinancial Corp.	2,924	26,228
	BankUnited, Inc.	15,112	450,942
	Bankwell Financial Group, Inc.	700	19,145
	Banner Corp.	5,895	280,661
	Bar Harbor Bankshares	1,390	37,961
	BayCom Corp.	742	14,959
	BCB Bancorp, Inc.	2,723	34,991
	Berkshire Hills Bancorp, Inc.	7,333	167,266
	BGC Group, Inc., Class A	49,135	233,883
	BlackRock, Inc.	3,684	2,721,923
#	Blackstone, Inc.	7,437	779,323
*	Block, Inc.	13,872	1,117,112
#*	Blue Foundry Bancorp	2,607	26,617
#*	BM Technologies, Inc.	890	2,679
	BOK Financial Corp.	7,615	678,344
	Bread Financial Holdings, Inc.	8,755	363,945
#*	Bridgewater Bancshares, Inc.	3,552	38,042
*	Brighthouse Financial, Inc.	13,022	678,837
	Brightsphere Investment Group, Inc.	5,920	125,978
	Brookline Bancorp, Inc.	16,311	174,201
	Brown & Brown, Inc.	14,333	1,009,760
#*	BRP Group, Inc., Class A	3,158	78,666
	Business First Bancshares, Inc.	2,624	53,661
	Byline Bancorp, Inc.	5,176	113,613
	C&F Financial Corp.	500	28,115
	Cadence Bank	25,145	629,882
#	Cambridge Bancorp	1,106	68,063
	Camden National Corp.	3,149	108,892
*	Cannae Holdings, Inc.	14,199	289,376
	Capital Bancorp, Inc.	758	15,274
	Capital City Bank Group, Inc.	2,300	74,589
	Capital One Financial Corp.	15,675	1,834,288
	Capitol Federal Financial, Inc.	25,612	169,808
	Capstar Financial Holdings, Inc.	2,712	40,355
#	Carlyle Group, Inc.	30,370	1,082,690
*	Carter Bankshares, Inc.	867	12,736
	Cass Information Systems, Inc.	1,795	68,120

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Cathay General Bancorp	13,592	$517,040
	Cboe Global Markets, Inc.	7,361	1,028,184
	Central Pacific Financial Corp.	4,075	74,328
	Central Valley Community Bancorp	1,231	21,050
	CF Bankshares, Inc.	840	15,154
	Charles Schwab Corp.	50,506	3,338,447
	Chemung Financial Corp.	400	17,064
	Chubb Ltd.	11,212	2,291,845
	Cincinnati Financial Corp.	8,325	895,603
	Citigroup, Inc.	53,779	2,563,107
	Citizens & Northern Corp.	1,891	40,089
	Citizens Community Bancorp, Inc.	816	8,380
	Citizens Financial Group, Inc.	34,726	1,120,261
#	Citizens Holding Co.	160	1,882
#*	Citizens, Inc.	3,580	9,201
#	City Holding Co.	2,529	250,143
	Civista Bancshares, Inc.	1,487	27,123
	CME Group, Inc.	6,383	1,269,962
	CNA Financial Corp.	4,431	173,518
	CNB Financial Corp.	2,238	43,551
*	Coastal Financial Corp.	1,694	76,518
	Codorus Valley Bancorp, Inc.	633	13,920
#	Cohen & Steers, Inc.	6,215	399,687
*	Coinbase Global, Inc., Class A	1,360	134,110
	Colony Bankcorp, Inc.	838	8,983
	Columbia Banking System, Inc.	35,325	789,514
#*	Columbia Financial, Inc.	16,862	294,748
	Comerica, Inc.	13,460	726,302
	Commerce Bancshares, Inc.	14,099	749,785
#	Community Bank System, Inc.	8,896	478,872
	Community Trust Bancorp, Inc.	2,916	111,916
	Community West Bancshares	700	9,569
	ConnectOne Bancorp, Inc.	10,284	210,513
*	Consumer Portfolio Services, Inc.	4,008	51,342
	Crawford & Co., Class A	2,549	24,496
	Crawford & Co., Class B	3,450	28,670
#*	Credit Acceptance Corp.	2,294	1,276,840
#*	CrossFirst Bankshares, Inc.	2,901	33,855
#	Cullen/Frost Bankers, Inc.	6,459	701,318
*	Customers Bancorp, Inc.	5,789	243,022
#	CVB Financial Corp.	23,736	447,898
	Diamond Hill Investment Group, Inc.	720	130,687
	Dime Community Bancshares, Inc.	7,879	176,490
	Discover Financial Services	27,795	2,933,762
	Donegal Group, Inc., Class A	3,167	46,143
#*	Donnelley Financial Solutions, Inc.	7,548	357,020
	Eagle Bancorp Montana, Inc.	758	9,990
	Eagle Bancorp, Inc.	5,217	144,511
	East West Bancorp, Inc.	16,498	1,026,341
	Eastern Bankshares, Inc.	23,994	338,795
*	eHealth, Inc.	2,510	18,976
	Employers Holdings, Inc.	5,714	220,732
*	Encore Capital Group, Inc.	7,140	381,990
*	Enova International, Inc.	6,877	378,854
*	Enstar Group Ltd.	3,348	856,686
	Enterprise Bancorp, Inc.	1,259	40,087
	Enterprise Financial Services Corp.	4,245	174,045
	Equitable Holdings, Inc.	49,313	1,414,790
	Equity Bancshares, Inc., Class A	2,425	65,863

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Erie Indemnity Co., Class A	3,587	$796,171
	Esquire Financial Holdings, Inc.	1,120	55,938
	ESSA Bancorp, Inc.	1,600	26,592
	Essent Group Ltd.	16,067	796,923
*	Euronet Worldwide, Inc.	8,173	718,162
	Evans Bancorp, Inc.	622	18,486
	Evercore, Inc., Class A	5,709	771,058
	Everest Group Ltd.	3,244	1,169,494
	EVERTEC, Inc.	11,376	447,418
#*	EZCORP, Inc., Class A	8,301	75,207
#	F&G Annuities & Life, Inc.	2,409	63,116
	FactSet Research Systems, Inc.	2,019	878,346
#	Farmers & Merchants Bancorp, Inc.	978	20,851
	Farmers National Banc Corp.	4,026	55,358
	FB Financial Corp.	9,332	330,539
	Federal Agricultural Mortgage Corp., Class C	1,582	254,306
	Federated Hermes, Inc.	15,549	526,023
	Fidelity National Financial, Inc.	39,713	1,555,558
	Fidelity National Information Services, Inc.	27,457	1,657,854
	Fifth Third Bancorp	41,404	1,204,856
	Financial Institutions, Inc.	2,921	56,025
	First American Financial Corp.	15,228	965,151
	First Bancorp	8,228	272,182
	First BanCorp	37,338	554,469
	First Bancorp, Inc.	1,481	39,084
	First Bancshares, Inc.	2,421	75,802
	First Bank	916	11,450
	First Busey Corp.	11,376	246,404
	First Business Financial Services, Inc.	989	33,616
	First Citizens BancShares, Inc., Class A	1,176	1,683,209
	First Commonwealth Financial Corp.	19,240	277,826
	First Community Bankshares, Inc.	3,590	120,732
	First Community Corp.	2,429	47,973
	First Financial Bancorp	16,417	379,069
	First Financial Bankshares, Inc.	13,383	436,152
	First Financial Corp.	2,421	92,506
	First Financial Northwest, Inc.	1,800	21,780
	First Foundation, Inc.	5,470	39,986
	First Guaranty Bancshares, Inc.	1,579	20,401
	First Hawaiian, Inc.	21,301	440,718
	First Horizon Corp.	57,027	777,278
	First Internet Bancorp	1,237	27,882
	First Interstate BancSystem, Inc., Class A	13,679	392,998
	First Merchants Corp.	10,327	331,703
	First Mid Bancshares, Inc.	2,802	85,769
#	First National Corp.	673	11,300
	First Northwest Bancorp	1,283	17,449
	First of Long Island Corp.	3,590	50,045
	First Savings Financial Group, Inc.	516	9,546
	First U.S. Bancshares, Inc.	1,038	9,373
	First United Corp.	1,505	25,826
*	First Western Financial, Inc.	1,204	24,971
	FirstCash Holdings, Inc.	6,303	600,550
*	Fiserv, Inc.	14,390	1,816,162
*	FleetCor Technologies, Inc.	7,622	1,897,192
	Flushing Financial Corp.	5,263	83,050
	FNB Corp.	48,814	624,331
	FNCB Bancorp, Inc.	1,605	10,256
#	Franklin Financial Services Corp.	385	11,384

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Franklin Resources, Inc.	25,298	$739,714
	FS Bancorp, Inc.	850	26,350
	Fulton Financial Corp.	30,303	433,333
#*	FVCBankcorp, Inc.	1,089	14,005
*	Genworth Financial, Inc., Class A	52,978	310,451
#	German American Bancorp, Inc.	5,088	149,892
#	Glacier Bancorp, Inc.	14,177	463,588
	Glen Burnie Bancorp	200	1,614
	Global Payments, Inc.	13,817	1,523,324
	Globe Life, Inc.	11,950	1,340,431
	Goldman Sachs Group, Inc.	10,685	3,802,471
	Great Southern Bancorp, Inc.	2,505	138,602
*	Green Dot Corp., Class A	8,879	173,584
	Greene County Bancorp, Inc.	1,200	41,352
	Greenhill & Co., Inc.	4,627	68,017
*	Greenlight Capital Re Ltd., Class A	1,513	15,554
#	Guaranty Bancshares, Inc.	1,320	41,963
	Hamilton Lane, Inc., Class A	2,312	204,450
	Hancock Whitney Corp.	13,378	588,766
	Hanmi Financial Corp.	8,943	169,917
	Hanover Insurance Group, Inc.	5,119	580,904
	HarborOne Bancorp, Inc.	7,463	78,287
	Hartford Financial Services Group, Inc.	30,878	2,219,511
	Hawthorn Bancshares, Inc.	933	16,374
	HBT Financial, Inc.	1,046	20,753
#	HCI Group, Inc.	1,645	103,322
	Heartland Financial USA, Inc.	5,901	202,640
	Hennessy Advisors, Inc.	1,107	7,760
	Heritage Commerce Corp.	8,432	80,947
	Heritage Financial Corp.	5,691	106,763
*	Heritage Global, Inc.	5,352	20,391
	Hilltop Holdings, Inc.	12,037	372,304
#	Hingham Institution For Savings	290	64,511
	HMN Financial, Inc.	237	4,799
	Home Bancorp, Inc.	1,154	41,105
	Home BancShares, Inc.	28,230	686,271
#	Home Federal Bancorp, Inc. of Louisiana	261	4,046
	HomeStreet, Inc.	4,364	40,149
	HomeTrust Bancshares, Inc.	3,038	73,854
	Hope Bancorp, Inc.	30,558	331,860
	Horace Mann Educators Corp.	8,332	251,043
	Horizon Bancorp, Inc.	6,336	78,503
	Houlihan Lokey, Inc.	7,210	719,918
	Huntington Bancshares, Inc.	77,225	945,234
*	I3 Verticals, Inc., Class A	1,874	46,869
	Independent Bank Corp.	7,768	468,022
	Independent Bank Corp.	4,359	90,057
	Independent Bank Group, Inc.	7,108	318,936
	Interactive Brokers Group, Inc., Class A	2,320	202,606
	Intercontinental Exchange, Inc.	9,776	1,122,285
	International Bancshares Corp.	10,585	525,439
*	International Money Express, Inc.	7,334	177,703
	Invesco Ltd.	44,073	740,426
	Investar Holding Corp.	501	7,440
	Investors Title Co.	166	25,987
	Jack Henry & Associates, Inc.	6,046	1,013,128
	James River Group Holdings Ltd.	8,719	161,214
	Janus Henderson Group PLC	18,606	546,086
	Jefferies Financial Group, Inc.	24,349	895,800

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	JPMorgan Chase & Co.	112,899	$17,833,526
	Kearny Financial Corp.	12,045	103,467
	Kemper Corp.	9,402	479,220
	Kentucky First Federal Bancorp	27	171
	KeyCorp	66,726	821,397
	Kinsale Capital Group, Inc.	1,819	677,814
	KKR & Co., Inc.	15,755	935,532
	Lake Shore Bancorp, Inc.	170	1,860
	Lakeland Bancorp, Inc.	7,976	120,517
	Lakeland Financial Corp.	4,557	252,640
	Landmark Bancorp, Inc.	661	14,013
	LCNB Corp.	700	12,271
*	LendingClub Corp.	11,178	93,783
#*	LendingTree, Inc.	900	21,960
	Lincoln National Corp.	16,091	451,192
	Live Oak Bancshares, Inc.	7,042	266,681
	Loews Corp.	14,070	881,485
	LPL Financial Holdings, Inc.	9,125	2,092,910
	Luther Burbank Corp.	5,459	56,228
	M&T Bank Corp.	11,759	1,644,614
	Macatawa Bank Corp.	4,300	42,355
*	Maiden Holdings Ltd.	26,100	50,895
	MainStreet Bancshares, Inc.	550	13,129
*	Markel Group, Inc.	744	1,078,584
	MarketAxess Holdings, Inc.	2,218	597,130
*	Marqeta, Inc., Class A	11,390	63,556
	Marsh & McLennan Cos., Inc.	19,340	3,644,043
	Mastercard, Inc., Class A	34,316	13,530,112
*	MBIA, Inc.	10,125	88,493
	Mercantile Bank Corp.	2,926	102,761
	Merchants Bancorp	3,993	126,219
	Mercury General Corp.	9,344	300,690
	Meridian Corp.	2,200	26,180
	MetLife, Inc.	17,205	1,083,399
#	Metrocity Bankshares, Inc.	1,782	38,206
*	Metropolitan Bank Holding Corp.	506	22,917
	MGIC Investment Corp.	47,115	788,705
	Mid Penn Bancorp, Inc.	1,037	24,370
#	Middlefield Banc Corp.	507	14,835
	Midland States Bancorp, Inc.	3,115	72,984
	MidWestOne Financial Group, Inc.	1,517	37,212
#	Moelis & Co., Class A	9,393	458,660
	Moody's Corp.	3,828	1,350,327
	Morgan Stanley	47,540	4,352,762
	Morningstar, Inc.	3,286	757,357
*	Mr Cooper Group, Inc.	14,074	815,870
	MSCI, Inc.	1,349	739,360
#	MVB Financial Corp.	1,500	38,385
	Nasdaq, Inc.	26,124	1,319,001
	National Bank Holdings Corp., Class A	7,228	248,354
	National Bankshares, Inc.	518	15,421
	National Western Life Group, Inc., Class A	548	231,075
	Navient Corp.	26,284	500,447
	NBT Bancorp, Inc.	7,509	279,335
	Nelnet, Inc., Class A	4,287	423,041
*	NerdWallet, Inc., Class A	2,078	23,294
	New York Community Bancorp, Inc.	152,644	2,117,172
*	NI Holdings, Inc.	1,752	24,405
*	Nicholas Financial, Inc.	801	3,925

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Nicolet Bankshares, Inc.	1,796	$150,235
*	NMI Holdings, Inc., Class A	9,763	260,770
	Northeast Bank	772	36,778
	Northern Trust Corp.	14,815	1,186,978
	Northfield Bancorp, Inc.	8,607	104,833
	Northrim BanCorp, Inc.	900	43,020
#	Northwest Bancshares, Inc.	25,990	321,236
#	Oak Valley Bancorp	1,680	46,015
	OceanFirst Financial Corp.	12,060	224,678
*	Ocwen Financial Corp.	1,900	64,144
	OFG Bancorp	9,654	323,312
	Old National Bancorp	39,986	680,962
	Old Republic International Corp.	33,486	923,209
	Old Second Bancorp, Inc.	4,090	65,399
	OneMain Holdings, Inc.	19,132	870,123
	OP Bancorp	1,874	18,346
*	Open Lending Corp., Class A	9,068	102,378
	Oppenheimer Holdings, Inc., Class A	2,756	105,031
*	OptimumBank Holdings, Inc.	2,800	8,820
#	Origin Bancorp, Inc.	3,105	101,223
	Orrstown Financial Services, Inc.	909	21,271
	Pacific Premier Bancorp, Inc.	15,229	388,949
	PacWest Bancorp	17,440	162,192
*	Palomar Holdings, Inc.	1,945	117,789
#	Park National Corp.	2,477	276,235
	Parke Bancorp, Inc.	1,446	28,689
	Pathfinder Bancorp, Inc.	1	15
	Pathward Financial, Inc.	5,963	309,837
*	PayPal Holdings, Inc.	25,206	1,911,119
	PCB Bancorp	783	12,779
	Peapack-Gladstone Financial Corp.	2,762	80,733
#	Penns Woods Bancorp, Inc.	1,243	33,524
	PennyMac Financial Services, Inc.	4,483	337,256
	Peoples Bancorp of North Carolina, Inc.	800	17,664
	Peoples Bancorp, Inc.	4,234	119,272
	Peoples Financial Services Corp.	400	18,476
	Pinnacle Financial Partners, Inc.	7,549	572,969
	Piper Sandler Cos.	2,600	380,536
#	PJT Partners, Inc., Class A	1,970	156,241
#	Plumas Bancorp	618	22,359
	PNC Financial Services Group, Inc.	11,775	1,611,880
#*	Ponce Financial Group, Inc.	1,534	14,159
	Popular, Inc.	8,710	631,910
*	PRA Group, Inc.	7,470	178,234
	Preferred Bank	2,495	164,870
	Premier Financial Corp.	6,036	130,740
	Primerica, Inc.	6,170	1,312,359
	Primis Financial Corp.	3,254	30,946
#	Princeton Bancorp, Inc.	613	18,335
	Principal Financial Group, Inc.	24,983	1,995,392
	ProAssurance Corp.	7,670	128,856
#*	PROG Holdings, Inc.	10,680	433,394
	Progressive Corp.	13,241	1,668,101
	Prosperity Bancshares, Inc.	9,903	627,058
	Provident Bancorp, Inc.	1,022	9,873
	Provident Financial Holdings, Inc.	1,300	18,551
	Provident Financial Services, Inc.	12,942	239,945
	Prudential Financial, Inc.	28,610	2,760,579
	QCR Holdings, Inc.	2,265	116,036

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Radian Group, Inc.	23,625	$636,221
	Raymond James Financial, Inc.	15,795	1,738,556
	RBB Bancorp	2,116	31,042
	Red River Bancshares, Inc.	800	39,208
	Regional Management Corp.	1,515	49,222
	Regions Financial Corp.	66,871	1,362,162
	Reinsurance Group of America, Inc.	6,270	879,994
	RenaissanceRe Holdings Ltd.	4,050	756,378
	Renasant Corp.	12,706	393,124
*	Repay Holdings Corp.	4,541	37,917
	Republic Bancorp, Inc., Class A	3,438	157,564
*	Rhinebeck Bancorp, Inc.	1,100	7,700
	Richmond Mutual BanCorp, Inc.	807	9,515
	Riverview Bancorp, Inc.	100	564
	RLI Corp.	6,286	838,615
	S&P Global, Inc.	6,375	2,515,001
	S&T Bancorp, Inc.	7,189	227,029
	Safety Insurance Group, Inc.	2,330	167,760
#	Salisbury Bancorp, Inc.	1,018	28,127
	Sandy Spring Bancorp, Inc.	8,920	218,272
	SB Financial Group, Inc.	1,000	13,750
	Seacoast Banking Corp. of Florida	7,469	184,559
*	Security National Financial Corp., Class A	3,437	29,352
	SEI Investments Co.	18,772	1,182,448
	Selective Insurance Group, Inc.	8,832	911,374
#	ServisFirst Bancshares, Inc.	7,036	419,908
#*	Shift4 Payments, Inc., Class A	3,475	239,740
	Shore Bancshares, Inc.	2,792	33,225
	Sierra Bancorp	1,944	40,941
	Silvercrest Asset Management Group, Inc., Class A	800	16,672
	Simmons First National Corp., Class A	24,027	485,105
	SLM Corp.	46,992	760,331
	SmartFinancial, Inc.	1,389	34,892
	Sound Financial Bancorp, Inc.	600	22,200
	South Plains Financial, Inc.	760	20,406
*	Southern First Bancshares, Inc.	700	21,126
	Southern Missouri Bancorp, Inc.	1,213	58,309
#	Southside Bancshares, Inc.	5,693	189,065
#	SouthState Corp.	11,643	904,312
	State Street Corp.	19,560	1,416,926
	Stellar Bancorp, Inc.	8,225	204,473
	StepStone Group, Inc., Class A	2,616	73,431
*	Sterling Bancorp, Inc.	3,844	22,833
	Stewart Information Services Corp.	3,962	186,729
	Stifel Financial Corp.	11,171	709,805
#	Stock Yards Bancorp, Inc.	3,589	171,590
*	StoneX Group, Inc.	3,467	318,999
	Summit Financial Group, Inc.	1,249	28,177
	Summit State Bank	441	7,938
#*	SWK Holdings Corp.	730	11,782
	Synchrony Financial	46,018	1,589,462
	Synovus Financial Corp.	16,274	551,689
#	T Rowe Price Group, Inc.	15,493	1,909,667
	Territorial Bancorp, Inc.	1,300	15,386
*	Texas Capital Bancshares, Inc.	7,060	450,781
#	TFS Financial Corp.	20,144	292,289
	Timberland Bancorp, Inc.	500	15,645
	Tiptree, Inc.	5,339	78,857
	Tompkins Financial Corp.	2,533	152,385

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Towne Bank	12,538	$316,961
#	Tradeweb Markets, Inc., Class A	4,604	376,561
	Travelers Cos., Inc.	16,226	2,800,770
	TriCo Bancshares	5,850	218,673
*	Triumph Financial, Inc.	3,989	282,860
	Truist Financial Corp.	35,383	1,175,423
#*	Trupanion, Inc.	643	19,837
	TrustCo Bank Corp. NY	2,732	83,025
	Trustmark Corp.	10,221	268,403
	U.S. Bancorp	46,413	1,841,668
	UMB Financial Corp.	7,738	549,398
	Union Bankshares, Inc.	320	7,350
#	United Bancorp, Inc.	685	8,316
	United Bancshares, Inc.	436	7,979
	United Bankshares, Inc.	20,661	690,904
	United Community Banks, Inc.	14,610	424,713
	United Fire Group, Inc.	3,989	95,896
	United Security Bancshares	402	2,991
	Unity Bancorp, Inc.	471	12,491
	Universal Insurance Holdings, Inc.	4,600	71,438
	Univest Financial Corp.	4,401	85,820
	Unum Group	32,096	1,560,187
#	Valley National Bancorp	62,469	640,932
#	Value Line, Inc.	213	11,410
*	Velocity Financial, Inc.	1,227	15,190
	Veritex Holdings, Inc.	5,016	107,894
	Victory Capital Holdings, Inc., Class A	3,797	125,909
	Virtu Financial, Inc., Class A	15,467	287,068
	Virtus Investment Partners, Inc.	1,153	237,207
#	Visa, Inc., Class A	60,057	14,277,351
	Voya Financial, Inc.	14,962	1,111,078
	W R Berkley Corp.	18,738	1,155,947
#	Walker & Dunlop, Inc.	5,376	489,108
	Washington Federal, Inc.	11,219	348,238
	Washington Trust Bancorp, Inc.	2,152	68,993
	Waterstone Financial, Inc.	4,026	56,163
	Webster Financial Corp.	25,592	1,211,013
	Wells Fargo & Co.	116,492	5,377,271
	WesBanco, Inc.	10,190	285,422
#	West BanCorp, Inc.	1,799	36,088
	Westamerica BanCorp	5,333	262,330
	Western Alliance Bancorp	11,308	587,451
	Western New England Bancorp, Inc.	3,241	21,682
	Western Union Co.	39,439	480,367
	Westwood Holdings Group, Inc.	850	9,945
*	WEX, Inc.	4,644	879,341
	White Mountains Insurance Group Ltd.	520	804,450
	Willis Towers Watson PLC	6,227	1,315,952
	Wintrust Financial Corp.	8,704	734,269
#	WisdomTree, Inc.	11,022	76,713
#*	World Acceptance Corp.	1,196	188,836
	WSFS Financial Corp.	11,262	492,712
	Zions Bancorp NA	17,858	683,068
TOTAL FINANCIALS			283,122,815
HEALTH CARE — (5.8%)
*	2seventy bio, Inc.	1,686	12,797
*	Acadia Healthcare Co., Inc.	13,377	1,057,184
*	Accolade, Inc.	7,728	116,075

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Accuray, Inc.	19,974	$85,089
††	Achillion Pharmaceuticals, Inc.	21,184	5,720
#*	Adaptive Biotechnologies Corp.	5,688	48,007
*	Addus HomeCare Corp.	1,934	177,096
#*	Agiliti, Inc.	5,742	98,590
*	Agios Pharmaceuticals, Inc.	9,351	247,988
»††	Albireo Pharma, Inc.	2,691	4,359
#*	Aldeyra Therapeutics, Inc.	4,658	37,800
*	Align Technology, Inc.	1,158	437,597
*	Alkermes PLC	16,799	491,875
*	Alnylam Pharmaceuticals, Inc.	2,106	411,512
*»	Amedisys, Inc.	3,620	328,841
*	American Shared Hospital Services	2,300	5,911
	AmerisourceBergen Corp.	10,494	1,961,329
*	AMN Healthcare Services, Inc.	7,401	793,017
#*	AnaptysBio, Inc.	3,897	76,810
*	AngioDynamics, Inc.	5,619	48,829
*	Anika Therapeutics, Inc.	2,097	48,923
#*	Apollo Medical Holdings, Inc.	4,466	163,590
*	Arcturus Therapeutics Holdings, Inc.	1,000	34,960
#*	Arcus Biosciences, Inc.	6,181	123,002
*	Artivion, Inc.	4,483	78,094
*	AtriCure, Inc.	8,011	443,409
#	Atrion Corp.	237	132,865
*	Avanos Medical, Inc.	8,252	201,926
*	Avantor, Inc.	44,051	906,129
*	Avid Bioservices, Inc.	4,868	61,629
#*	Avidity Biosciences, Inc.	14,287	135,869
*	Axogen, Inc.	4,163	35,968
*	Axonics, Inc.	3,199	193,124
#*	Azenta, Inc.	3,718	174,672
	Baxter International, Inc.	26,512	1,199,138
#*	Beam Therapeutics, Inc.	5,600	172,872
*	BioLife Solutions, Inc.	1,059	21,053
*	BioMarin Pharmaceutical, Inc.	8,192	720,323
*	Boston Scientific Corp.	23,418	1,214,223
#*	Brookdale Senior Living, Inc.	46,355	163,170
	Bruker Corp.	17,862	1,227,477
#*	Cara Therapeutics, Inc.	6,829	22,741
	Cardinal Health, Inc.	15,652	1,431,688
#*	CareDx, Inc.	1,304	14,227
*	Castle Biosciences, Inc.	4,353	73,348
#*	Catalyst Pharmaceuticals, Inc.	11,568	159,985
*	Celldex Therapeutics, Inc.	2,661	94,093
*	Certara, Inc.	8,351	162,594
	Chemed Corp.	1,762	918,161
*	Chinook Therapeutics, Inc.	7,288	285,544
	Cigna Group	12,230	3,609,073
#*	Codexis, Inc.	3,003	10,811
#*	Collegium Pharmaceutical, Inc.	5,115	116,417
#*	Computer Programs & Systems, Inc.	2,070	54,275
	CONMED Corp.	3,322	402,128
††	Contra Abiomed, Inc.	1,121	17,499
*	CorVel Corp.	2,976	608,771
*	Crinetics Pharmaceuticals, Inc.	6,887	130,853
#*	CRISPR Therapeutics AG	5,835	334,520
*	Cross Country Healthcare, Inc.	7,273	187,643
#*	CryoPort, Inc.	2,698	43,357
#*	Cue Biopharma, Inc.	5,843	22,320

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	CVS Health Corp.	50,222	$3,751,081
#*	Cymabay Therapeutics, Inc.	3,800	49,590
*	DaVita, Inc.	13,346	1,361,158
#*	Day One Biopharmaceuticals, Inc.	1,163	15,398
*	Deciphera Pharmaceuticals, Inc.	9,091	122,910
*	Denali Therapeutics, Inc.	12,877	366,093
	DENTSPLY SIRONA, Inc.	18,271	758,612
*	DexCom, Inc.	1,912	238,159
*	Dynavax Technologies Corp.	9,859	137,927
*	Dyne Therapeutics, Inc.	4,300	52,374
*	Edwards Lifesciences Corp.	6,093	500,052
*	Elanco Animal Health, Inc.	50,192	605,817
*	Electromed, Inc.	2,532	25,826
	Elevance Health, Inc.	7,193	3,392,435
*	Emergent BioSolutions, Inc.	6,778	46,633
#*	Enanta Pharmaceuticals, Inc.	2,910	55,203
	Encompass Health Corp.	13,306	878,595
#*	Enhabit, Inc.	6,653	91,346
*	Enovis Corp.	8,451	540,019
	Ensign Group, Inc.	8,218	796,078
*	Envista Holdings Corp.	17,238	593,160
*	Evolent Health, Inc., Class A	12,175	369,998
*	Exact Sciences Corp.	15,002	1,463,295
*	Exelixis, Inc.	29,289	577,286
#*	EyePoint Pharmaceuticals, Inc.	1,450	18,125
#*	Fate Therapeutics, Inc.	8,200	33,866
*	FONAR Corp.	1,170	19,750
*	Fortrea Holdings, Inc.	6,933	221,579
*	Fulgent Genetics, Inc.	1,693	65,739
*	G1 Therapeutics, Inc.	3,000	7,200
*	Generation Bio Co.	3,669	18,638
*	Glaukos Corp.	4,247	327,614
*	Globus Medical, Inc., Class A	6,798	409,715
*	Haemonetics Corp.	5,420	499,941
*	Halozyme Therapeutics, Inc.	14,647	629,235
*	Harmony Biosciences Holdings, Inc.	5,745	203,201
#*	Harrow Health, Inc.	3,630	80,150
*	Health Catalyst, Inc.	5,881	82,510
*	HealthEquity, Inc.	8,840	600,590
	HealthStream, Inc.	4,637	104,240
*	Henry Schein, Inc.	12,458	981,566
*	Hologic, Inc.	17,793	1,413,120
*	Horizon Therapeutics PLC	11,862	1,189,403
	Humana, Inc.	4,268	1,949,750
*	Ideaya Biosciences, Inc.	1,500	33,540
*	IDEXX Laboratories, Inc.	4,220	2,340,961
*	ImmuCell Corp.	1,406	7,635
*	ImmunoGen, Inc.	12,882	229,557
*	Immunovant, Inc.	10,500	239,715
*	Incyte Corp.	7,236	461,078
*	InfuSystem Holdings, Inc.	1,421	14,665
*	Innoviva, Inc.	12,963	175,649
*	Inogen, Inc.	2,871	23,456
*	Insulet Corp.	490	135,607
*	Integer Holdings Corp.	5,238	484,410
*	Integra LifeSciences Holdings Corp.	13,335	606,342
*	Intellia Therapeutics, Inc.	5,513	233,365
*	Intuitive Surgical, Inc.	3,105	1,007,262
*	IQVIA Holdings, Inc.	16,343	3,656,910

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	iRadimed Corp.	1,040	$45,687
*	iTeos Therapeutics, Inc.	3,190	44,851
*	KalVista Pharmaceuticals, Inc.	2,339	23,624
#*	Karuna Therapeutics, Inc.	761	152,025
*	Kodiak Sciences, Inc.	2,554	7,636
*	Krystal Biotech, Inc.	3,235	417,638
*	Kura Oncology, Inc.	7,291	76,118
#*	Kymera Therapeutics, Inc.	1,508	32,995
	Laboratory Corp. of America Holdings	6,933	1,483,177
*	Lantheus Holdings, Inc.	9,146	791,037
	LeMaitre Vascular, Inc.	1,973	124,753
*	LENSAR, Inc.	1,586	5,202
*	Ligand Pharmaceuticals, Inc.	2,957	197,912
*	LivaNova PLC	7,169	419,028
#*	MacroGenics, Inc.	6,582	31,396
*	Masimo Corp.	2,518	307,951
	McKesson Corp.	2,589	1,041,814
*	Medpace Holdings, Inc.	4,237	1,072,681
	Medtronic PLC	34,876	3,060,718
*	Merit Medical Systems, Inc.	7,916	591,088
	Mesa Laboratories, Inc.	572	73,593
*	Mettler-Toledo International, Inc.	1,153	1,449,863
*	Mirati Therapeutics, Inc.	4,065	123,047
*	ModivCare, Inc.	2,214	96,840
*	Molina Healthcare, Inc.	5,019	1,528,235
#*	Morphic Holding, Inc.	1,383	78,458
*	Myriad Genetics, Inc.	11,062	247,236
	National HealthCare Corp.	2,673	157,760
	National Research Corp.	2,585	110,922
#*	Nautilus Biotechnology, Inc.	5,154	16,957
*	Nektar Therapeutics	10,789	5,781
*	NeoGenomics, Inc.	9,155	158,656
*	Neurocrine Biosciences, Inc.	3,855	392,786
*	NextGen Healthcare, Inc.	7,770	129,215
#*	Nurix Therapeutics, Inc.	5,265	51,123
*	Nuvalent, Inc., Class A	1,200	59,820
*	NuVasive, Inc.	6,860	282,701
*	Olema Pharmaceuticals, Inc.	9,000	77,850
*	OmniAb, Inc.	16,063	88,346
*»	OmniAb, Inc.	977	0
*»	OmniAb, Inc.	977	0
*	Omnicell, Inc.	3,092	195,260
»††	Opiant Pharmaceuticals, Inc.	1,079	529
*	OptimizeRx Corp.	1,147	16,001
*	Option Care Health, Inc.	19,327	652,866
*	OraSure Technologies, Inc.	4,389	20,716
*	Orthofix Medical, Inc.	2,977	58,617
*	OrthoPediatrics Corp.	1,483	61,915
*	Owens & Minor, Inc.	14,469	278,384
*	Pacira BioSciences, Inc.	4,956	180,151
	Patterson Cos., Inc.	11,256	370,210
*††	PDL BioPharma, Inc.	20,904	38,518
*	Pediatrix Medical Group, Inc.	21,100	289,703
*	Pennant Group, Inc.	4,190	48,101
#*	Penumbra, Inc.	1,029	312,157
#*	PetIQ, Inc.	7,117	119,139
	Phibro Animal Health Corp., Class A	2,218	32,117
*	PMV Pharmaceuticals, Inc.	3,100	20,274
	Premier, Inc., Class A	16,422	455,710

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Prestige Consumer Healthcare, Inc.	8,493	$553,828
*	Protagonist Therapeutics, Inc.	3,345	64,893
#*	Prothena Corp. PLC	5,425	373,620
	Psychemedics Corp.	2,234	11,081
#*	Quanterix Corp.	1,794	44,563
	Quest Diagnostics, Inc.	8,321	1,125,082
*	RadNet, Inc.	5,706	188,754
#*	RAPT Therapeutics, Inc.	2,000	47,800
#*	Relay Therapeutics, Inc.	9,289	117,041
*	Repligen Corp.	2,792	478,995
*	Replimune Group, Inc.	9,525	200,692
	ResMed, Inc.	6,517	1,449,055
#*	Rocket Pharmaceuticals, Inc.	5,094	91,947
	Royalty Pharma PLC, Class A	14,326	449,550
#*	Sage Therapeutics, Inc.	6,201	215,051
#*	Scholar Rock Holding Corp.	800	5,680
#*	Schrodinger, Inc.	5,022	262,701
*	Seagen, Inc.	3,503	671,805
*	Seer, Inc., Class A	3,861	19,537
	Select Medical Holdings Corp.	20,803	624,298
#	SIGA Technologies, Inc.	9,731	55,856
#*	Sotera Health Co.	17,872	339,211
#*	SpringWorks Therapeutics, Inc.	3,503	109,924
#*	STAAR Surgical Co.	1,031	56,468
	STERIS PLC	5,494	1,239,172
††	Strongbridge Biopharma PLC	6,381	1,937
	Stryker Corp.	5,471	1,550,536
*	Surmodics, Inc.	898	28,799
*	Sutro Biopharma, Inc.	4,200	18,774
*	Syndax Pharmaceuticals, Inc.	4,162	88,734
*	Syneos Health, Inc.	10,861	460,615
#*	Tandem Diabetes Care, Inc.	3,326	116,144
#*	Tarsus Pharmaceuticals, Inc.	1,351	29,735
*	Teladoc Health, Inc.	16,640	495,373
#	Teleflex, Inc.	2,840	713,323
#*	TransMedics Group, Inc.	2,292	213,569
#*	Twist Bioscience Corp.	6,259	152,344
	U.S. Physical Therapy, Inc.	1,390	161,615
*	UFP Technologies, Inc.	1,356	263,966
*	United Therapeutics Corp.	4,230	1,026,706
	Utah Medical Products, Inc.	296	29,106
*	Vanda Pharmaceuticals, Inc.	15,950	92,191
*	Varex Imaging Corp.	6,301	146,750
*	Veeva Systems, Inc., Class A	1,167	238,325
*	Veracyte, Inc.	1,148	31,513
*	Veradigm, Inc.	23,232	314,097
*	Vericel Corp.	2,712	97,415
*	Vir Biotechnology, Inc.	9,123	128,452
#*	Waters Corp.	3,836	1,059,541
	West Pharmaceutical Services, Inc.	2,890	1,063,636
*	Xencor, Inc.	6,719	163,204
*	Xenon Pharmaceuticals, Inc.	3,246	119,842
#*	Zentalis Pharmaceuticals, Inc.	1,979	52,859
	Zimmer Biomet Holdings, Inc.	9,586	1,324,306
*	Zimvie, Inc.	958	13,144
	Zoetis, Inc.	16,395	3,083,735
TOTAL HEALTH CARE			98,177,797

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (15.4%)
#*	3D Systems Corp.	24,247	$211,191
	3M Co.	26,983	3,008,604
	AAON, Inc.	5,947	625,981
*	AAR Corp.	5,387	322,143
	ABM Industries, Inc.	11,937	552,444
	ACCO Brands Corp.	18,062	109,998
	Acme United Corp.	700	21,294
#	Acuity Brands, Inc.	3,901	644,601
#	Advanced Drainage Systems, Inc.	8,712	1,062,777
	AECOM	9,666	840,942
	AGCO Corp.	11,396	1,516,808
	Air Lease Corp.	25,058	1,060,956
*	Air T, Inc.	601	13,673
*	Air Transport Services Group, Inc.	4,098	82,616
	Alamo Group, Inc.	1,643	318,348
*	Alaska Air Group, Inc.	13,866	674,304
	Albany International Corp., Class A	4,589	441,829
*	Alight, Inc., Class A	32,537	318,212
*	Allegiant Travel Co.	2,402	297,127
	Allegion PLC	9,295	1,086,214
	Allied Motion Technologies, Inc.	2,437	94,799
	Allison Transmission Holdings, Inc.	16,872	990,218
#*	Ameresco, Inc., Class A	3,871	225,331
#*	American Airlines Group, Inc.	39,693	664,858
*	American Superconductor Corp.	80	806
*	American Woodmark Corp.	2,938	225,168
	AMETEK, Inc.	11,753	1,864,026
	AO Smith Corp.	17,385	1,262,673
*	API Group Corp.	16,933	486,993
	Apogee Enterprises, Inc.	3,734	184,945
	Applied Industrial Technologies, Inc.	5,339	774,102
	ARC Document Solutions, Inc.	25,800	89,784
	ArcBest Corp.	4,841	563,105
	Arcosa, Inc.	8,034	620,064
	Argan, Inc.	2,682	102,023
	Armstrong World Industries, Inc.	7,394	572,000
*	Art's-Way Manufacturing Co., Inc.	3,212	8,544
*	ASGN, Inc.	5,295	404,114
	Astec Industries, Inc.	4,397	217,212
*	Astronics Corp.	3,705	77,731
*	Astronics Corp., Class B	835	17,485
*	Asure Software, Inc.	4,001	54,574
*	Atkore, Inc.	6,451	1,023,580
	Automatic Data Processing, Inc.	18,010	4,453,153
#*	Avis Budget Group, Inc.	2,629	579,142
*	AZEK Co., Inc.	12,259	382,481
	AZZ, Inc.	3,732	165,440
	Barnes Group, Inc.	8,640	339,552
	Barrett Business Services, Inc.	1,545	140,178
*	Beacon Roofing Supply, Inc.	11,328	970,470
	BGSF, Inc.	894	9,047
*	Blue Bird Corp.	3,546	74,253
*	BlueLinx Holdings, Inc.	1,302	122,700
	Boise Cascade Co.	6,896	713,667
	Booz Allen Hamilton Holding Corp.	13,944	1,688,340
	Brady Corp., Class A	6,607	340,789
*	BrightView Holdings, Inc.	10,140	78,179
	Brink's Co.	6,787	495,180
	Broadridge Financial Solutions, Inc.	7,809	1,311,287

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Builders FirstSource, Inc.	27,945	$4,036,096
*	CACI International, Inc., Class A	2,544	891,519
	Carlisle Cos., Inc.	5,013	1,389,604
	Carrier Global Corp.	27,107	1,614,222
*	Casella Waste Systems, Inc., Class A	7,220	582,582
	Caterpillar, Inc.	22,679	6,013,790
*	CBIZ, Inc.	8,891	470,245
*	CECO Environmental Corp.	4,856	58,466
#*	Ceridian HCM Holding, Inc.	7,299	516,842
#	CH Robinson Worldwide, Inc.	14,899	1,492,582
#*	Chart Industries, Inc.	3,067	558,685
#*	Cimpress PLC	3,000	208,500
	Cintas Corp.	3,246	1,629,622
#*	CIRCOR International, Inc.	2,800	155,960
*	Civeo Corp.	743	14,518
#*	Clarivate PLC	51,212	487,026
*	Clean Harbors, Inc.	8,883	1,476,888
	Columbus McKinnon Corp.	4,597	194,637
	Comfort Systems USA, Inc.	5,828	1,013,897
*	Commercial Vehicle Group, Inc.	4,608	48,384
#††	Communications Systems, Inc.	99	312
	CompX International, Inc.	811	18,361
	Concentrix Corp.	7,294	607,153
*	Concrete Pumping Holdings, Inc.	2,727	22,007
*	Conduent, Inc.	32,814	113,536
*	Construction Partners, Inc., Class A	4,406	129,536
	Copa Holdings SA, Class A	4,105	484,472
*	Copart, Inc.	27,238	2,407,567
#*	Core & Main, Inc., Class A	16,666	526,812
	Covenant Logistics Group, Inc.	2,890	158,256
	CRA International, Inc.	1,211	121,209
	Crane Co.	7,858	736,216
	CSG Systems International, Inc.	5,476	282,507
	CSW Industrials, Inc.	2,635	475,749
	CSX Corp.	106,116	3,535,785
	Cummins, Inc.	9,418	2,456,214
	Curtiss-Wright Corp.	5,799	1,109,697
*	Daseke, Inc.	2,900	22,562
	Deere & Co.	13,655	5,866,188
*	Delta Air Lines, Inc.	65,739	3,041,086
	Deluxe Corp.	9,272	176,075
*	Distribution Solutions Group, Inc.	773	42,855
*	DLH Holdings Corp.	1,100	11,055
	Donaldson Co., Inc.	17,549	1,102,604
	Douglas Dynamics, Inc.	4,778	148,357
	Dover Corp.	10,318	1,506,118
*	Driven Brands Holdings, Inc.	8,033	207,814
	Dun & Bradstreet Holdings, Inc.	10,182	120,351
*	DXP Enterprises, Inc.	2,519	95,672
*	Dycom Industries, Inc.	4,836	481,569
	Eastern Co.	312	5,750
	Eaton Corp. PLC	12,551	2,576,971
	EMCOR Group, Inc.	5,566	1,196,913
	Emerson Electric Co.	11,404	1,041,755
	Encore Wire Corp.	3,557	607,144
*	Energy Recovery, Inc.	4,025	122,682
	Enerpac Tool Group Corp.	8,520	234,130
	EnerSys	6,282	680,466
	Eneti, Inc.	3,774	47,854

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Ennis, Inc.	3,943	$84,932
	EnPro Industries, Inc.	3,788	525,699
*	Enviri Corp.	12,092	114,028
	Equifax, Inc.	6,966	1,421,621
	Esab Corp.	4,884	335,531
	ESCO Technologies, Inc.	4,269	429,248
	Espey Mfg. & Electronics Corp.	200	3,280
*	EVI Industries, Inc.	463	11,779
*	ExlService Holdings, Inc.	2,981	420,172
#	Expeditors International of Washington, Inc.	15,047	1,915,483
	Exponent, Inc.	6,414	574,566
	Fastenal Co.	34,957	2,048,830
	Federal Signal Corp.	8,906	544,068
	FedEx Corp.	11,680	3,153,016
	Ferguson PLC	5,657	914,284
*	First Advantage Corp.	1,550	23,250
	Flowserve Corp.	17,133	646,942
*	Fluor Corp.	17,180	532,236
*	Forrester Research, Inc.	2,047	65,238
	Fortive Corp.	18,985	1,487,475
	Fortune Brands Innovations, Inc.	12,787	908,772
	Forward Air Corp.	3,871	460,030
*	Franklin Covey Co.	2,340	111,501
	Franklin Electric Co., Inc.	6,549	647,172
#*	FTI Consulting, Inc.	4,598	805,386
#*	FuelCell Energy, Inc.	82,991	181,750
*	Gates Industrial Corp. PLC	30,579	416,486
	GATX Corp.	5,801	727,213
*	Gencor Industries, Inc.	1,048	15,982
#*	Generac Holdings, Inc.	3,099	476,316
	Genpact Ltd.	21,889	789,974
*	Gibraltar Industries, Inc.	5,712	369,395
	Global Industrial Co.	5,216	148,656
#*	GMS, Inc.	6,537	481,712
	Gorman-Rupp Co.	3,516	111,457
	Graco, Inc.	16,493	1,308,390
#	GrafTech International Ltd.	22,454	118,557
#	Granite Construction, Inc.	12,476	510,643
*	Great Lakes Dredge & Dock Corp.	8,897	74,735
#	Greenbrier Cos., Inc.	5,318	245,638
	Griffon Corp.	9,266	386,578
*	GXO Logistics, Inc.	12,803	858,697
	H&E Equipment Services, Inc.	6,393	310,572
#*	Hawaiian Holdings, Inc.	5,433	62,968
*	Hayward Holdings, Inc.	4,680	62,525
	Healthcare Services Group, Inc.	4,905	61,852
	Heartland Express, Inc.	12,593	205,896
#	HEICO Corp.	2,376	418,128
	HEICO Corp., Class A	3,446	483,646
	Heidrick & Struggles International, Inc.	2,552	69,593
	Helios Technologies, Inc.	4,776	301,843
	Herc Holdings, Inc.	4,935	660,451
*	Heritage-Crystal Clean, Inc.	3,611	166,359
#*	Hertz Global Holdings, Inc.	10,906	183,766
	Hexcel Corp.	11,394	805,328
	Hillenbrand, Inc.	9,788	508,389
	HireQuest, Inc.	1,219	30,487
	HNI Corp.	8,720	253,665
	Honeywell International, Inc.	29,101	5,649,377

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Howmet Aerospace, Inc.	22,815	$1,166,759
*	Hub Group, Inc., Class A	5,939	535,282
	Hubbell, Inc.	5,602	1,747,824
*	Hudson Technologies, Inc.	12,780	116,170
	Hurco Cos., Inc.	876	20,402
*	Huron Consulting Group, Inc.	5,037	476,349
	Hyster-Yale Materials Handling, Inc.	1,412	67,437
	ICF International, Inc.	2,339	275,043
	IDEX Corp.	3,028	683,753
*	IES Holdings, Inc.	2,523	144,618
	Illinois Tool Works, Inc.	11,855	3,121,659
	Ingersoll Rand, Inc.	22,336	1,457,871
#*	Innodata, Inc.	4,000	51,320
*	Innovative Solutions & Support, Inc.	400	3,156
	Insperity, Inc.	4,225	497,071
	Insteel Industries, Inc.	2,607	84,076
	Interface, Inc.	7,820	76,401
	ITT, Inc.	9,145	910,842
	Jacobs Solutions, Inc.	5,660	709,821
*	Janus International Group, Inc.	5,746	65,619
	JB Hunt Transport Services, Inc.	9,917	2,022,473
*	JELD-WEN Holding, Inc.	15,474	275,592
*	JetBlue Airways Corp.	21,645	168,182
	John Bean Technologies Corp.	4,296	531,029
	Johnson Controls International PLC	17,409	1,210,796
	Kadant, Inc.	1,782	397,119
	Kaman Corp.	3,967	90,805
	KBR, Inc.	11,824	727,058
	Kelly Services, Inc., Class A	6,650	121,828
	Kennametal, Inc.	13,901	423,702
#	Kforce, Inc.	3,986	252,872
*	Kirby Corp.	9,704	790,682
	Knight-Swift Transportation Holdings, Inc.	19,235	1,168,526
	Korn Ferry	8,932	470,538
*	L B Foster Co., Class A	876	12,282
	Landstar System, Inc.	5,285	1,075,973
	Lennox International, Inc.	2,316	850,991
	Lincoln Electric Holdings, Inc.	8,164	1,638,596
	Lindsay Corp.	933	123,650
*	Liquidity Services, Inc.	3,459	58,042
*	LS Starrett Co., Class A	1,800	21,078
	LSI Industries, Inc.	3,205	40,383
	Luxfer Holdings PLC	1,400	17,724
*	Manitex International, Inc.	2,502	12,560
*	Manitowoc Co., Inc.	5,633	102,070
	ManpowerGroup, Inc.	7,780	613,686
	Marten Transport Ltd.	11,811	267,637
	Masco Corp.	8,924	541,508
*	Masonite International Corp.	2,947	308,109
*	MasTec, Inc.	11,837	1,393,807
*	Mastech Digital, Inc.	3,000	32,040
*	Masterbrand, Inc.	24,063	297,178
*	Matrix Service Co.	1,886	11,938
	Matson, Inc.	7,726	722,072
	Matthews International Corp., Class A	5,977	274,344
	Maximus, Inc.	8,637	723,435
*	Mayville Engineering Co., Inc.	932	11,268
	McGrath RentCorp	4,273	411,832
*	Mercury Systems, Inc.	6,988	265,404

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Middleby Corp.	5,923	$899,408
	Miller Industries, Inc.	1,300	49,322
	MillerKnoll, Inc.	13,089	256,152
*	Mistras Group, Inc.	2,600	20,124
	Moog, Inc., Class A	4,615	486,606
*	MRC Global, Inc.	16,961	191,490
	MSA Safety, Inc.	3,471	576,186
	MSC Industrial Direct Co., Inc., Class A	6,274	633,172
#	Mueller Industries, Inc.	10,050	814,653
	Mueller Water Products, Inc., Class A	22,826	367,270
*	MYR Group, Inc.	2,344	334,161
	NL Industries, Inc.	7,700	44,660
	Nordson Corp.	3,283	826,036
#*	Northwest Pipe Co.	1,465	47,730
*	NOW, Inc.	18,221	207,537
*	NV5 Global, Inc.	1,720	188,426
	nVent Electric PLC	17,239	911,598
	Old Dominion Freight Line, Inc.	5,883	2,467,860
#	Omega Flex, Inc.	981	87,819
*	OPENLANE, Inc.	19,685	309,054
	Oshkosh Corp.	7,089	652,684
	Otis Worldwide Corp.	14,948	1,359,670
	Owens Corning	15,111	2,115,389
	P&F Industries, Inc., Class A	254	1,928
	PACCAR, Inc.	26,651	2,295,451
*	PAM Transportation Services, Inc.	3,004	77,683
	Pangaea Logistics Solutions Ltd.	3,295	22,966
	Park Aerospace Corp.	1,437	20,880
	Parker-Hannifin Corp.	4,062	1,665,461
	Park-Ohio Holdings Corp.	1,783	34,358
*	Parsons Corp.	12,580	621,704
	Paychex, Inc.	15,012	1,883,556
	Paycom Software, Inc.	1,952	719,820
*	Paylocity Holding Corp.	2,281	517,445
	Pentair PLC	16,545	1,149,877
*	Performant Financial Corp.	10,905	33,478
*	Perma-Pipe International Holdings, Inc.	300	2,445
*	PGT Innovations, Inc.	9,093	260,151
*	Pioneer Power Solutions, Inc.	7,618	59,801
#	Pitney Bowes, Inc.	15,585	61,405
#*	Plug Power, Inc.	27,969	366,953
	Powell Industries, Inc.	1,301	79,075
	Preformed Line Products Co.	889	154,250
	Primoris Services Corp.	8,827	280,346
*	Proto Labs, Inc.	4,937	163,662
	Quanex Building Products Corp.	5,988	168,502
	Quanta Services, Inc.	8,825	1,779,296
*	Radiant Logistics, Inc.	4,889	37,645
#*	RBC Bearings, Inc.	520	117,546
#*	RCM Technologies, Inc.	6,684	135,752
	Regal Rexnord Corp.	8,462	1,321,595
	Republic Services, Inc.	10,702	1,617,179
*	Resideo Technologies, Inc.	24,305	454,990
	Resources Connection, Inc.	5,098	81,466
	REV Group, Inc.	10,564	136,593
#	Robert Half, Inc.	15,436	1,144,579
	Rockwell Automation, Inc.	6,875	2,311,994
	Rollins, Inc.	17,303	706,481
	Rush Enterprises, Inc., Class A	7,207	466,149

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Rush Enterprises, Inc., Class B	1,950	$133,984
*	RXO, Inc.	15,203	335,226
	Ryder System, Inc.	8,414	859,490
*	Saia, Inc.	3,511	1,485,645
	Schneider National, Inc., Class B	12,728	392,150
	Science Applications International Corp.	7,590	920,971
	Sensata Technologies Holding PLC	17,075	721,419
#*	Shoals Technologies Group, Inc., Class A	14,366	372,941
	Shyft Group, Inc.	4,649	67,085
*	SIFCO Industries, Inc.	1,584	3,833
	Simpson Manufacturing Co., Inc.	5,786	914,188
#*	SiteOne Landscape Supply, Inc.	5,590	950,300
*	SkyWest, Inc.	3,879	170,637
	Snap-on, Inc.	4,484	1,221,621
#	Southwest Airlines Co.	38,418	1,312,359
*	SP Plus Corp.	2,918	112,197
	Spirit Airlines, Inc.	17,581	321,732
*	SPX Technologies, Inc.	6,066	513,244
	SS&C Technologies Holdings, Inc.	14,012	816,199
	Standex International Corp.	1,553	230,729
	Stanley Black & Decker, Inc.	9,655	958,452
	Steelcase, Inc., Class A	13,557	116,183
*	Stericycle, Inc.	12,165	516,891
*	Sterling Infrastructure, Inc.	2,955	177,270
#*	Sunrun, Inc.	24,809	470,875
*	Taylor Devices, Inc.	1,040	24,752
	Tecnoglass, Inc.	7,542	355,077
	Tennant Co.	3,041	244,010
	Terex Corp.	9,959	583,896
	Tetra Tech, Inc.	4,303	728,111
	Textainer Group Holdings Ltd.	12,119	498,091
*	Thermon Group Holdings, Inc.	5,028	138,823
	Timken Co.	10,179	945,222
*	Titan International, Inc.	9,194	114,833
*	Titan Machinery, Inc.	4,124	131,638
	Toro Co.	13,510	1,373,291
#*	TPI Composites, Inc.	6,546	38,883
	Trane Technologies PLC	7,866	1,568,795
*	Transcat, Inc.	303	25,416
	TransDigm Group, Inc.	1,444	1,299,196
	TransUnion	10,401	828,856
*	Trex Co., Inc.	12,548	867,569
*	TriNet Group, Inc.	9,757	1,026,729
	Trinity Industries, Inc.	16,456	431,476
	Triton International Ltd.	11,276	950,680
*	Triumph Group, Inc.	2,654	33,573
*	TrueBlue, Inc.	6,368	95,202
	TTEC Holdings, Inc.	7,261	250,069
*	Tutor Perini Corp.	11,511	97,268
*	Twin Disc, Inc.	300	3,900
*	Uber Technologies, Inc.	11,351	561,420
	UFP Industries, Inc.	10,160	1,044,042
#	U-Haul Holding Co.	2,403	146,247
	U-Haul Holding Co., Non Voting	21,627	1,237,281
*	Ultralife Corp.	900	7,371
	UniFirst Corp.	1,931	313,401
	Union Pacific Corp.	30,526	7,082,643
*	United Airlines Holdings, Inc.	27,240	1,479,404
	United Parcel Service, Inc., Class B	33,849	6,334,163

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	United Rentals, Inc.	8,192	$3,806,659
*	Univar Solutions, Inc.	26,328	951,494
	Universal Logistics Holdings, Inc.	3,206	99,675
#*	V2X, Inc.	1,615	83,108
	Valmont Industries, Inc.	2,887	764,333
	Verisk Analytics, Inc.	11,085	2,537,800
	Veritiv Corp.	2,207	309,267
*	Verra Mobility Corp.	19,952	418,792
*	Viad Corp.	1,680	47,393
#*	Vicor Corp.	1,482	136,744
*	Virco Mfg. Corp.	4,104	18,263
	VSE Corp.	1,308	70,305
	Wabash National Corp.	9,266	219,419
	Waste Management, Inc.	19,722	3,230,266
#	Watsco, Inc.	3,918	1,481,748
	Watts Water Technologies, Inc., Class A	3,668	684,192
	Werner Enterprises, Inc.	11,037	518,960
	WESCO International, Inc.	7,623	1,338,370
	Westinghouse Air Brake Technologies Corp.	10,703	1,267,663
*	Wilhelmina International, Inc.	5,495	19,727
*	Willdan Group, Inc.	657	13,258
*	Willis Lease Finance Corp.	856	36,200
*	WillScot Mobile Mini Holdings Corp.	24,125	1,156,794
	Woodward, Inc.	5,727	689,416
	WW Grainger, Inc.	3,769	2,783,369
*	XPO, Inc.	15,203	1,052,656
	Xylem, Inc.	12,883	1,452,558
TOTAL INDUSTRIALS			262,250,172
INFORMATION TECHNOLOGY — (23.8%)
	A10 Networks, Inc.	9,966	154,672
	Accenture PLC, Class A	28,651	9,063,744
*	ACI Worldwide, Inc.	14,122	327,489
	Adeia, Inc.	11,157	134,107
*	Adobe, Inc.	17,884	9,767,704
#	ADTRAN Holdings, Inc.	4,290	41,742
	Advanced Energy Industries, Inc.	4,534	567,566
*	Advanced Micro Devices, Inc.	38,916	4,451,990
*	Agilysys, Inc.	1,206	88,798
*	Akamai Technologies, Inc.	10,364	979,398
*	Alarm.com Holdings, Inc.	3,174	175,237
*	Alithya Group, Inc., Class A	6,866	13,045
*	Alpha & Omega Semiconductor Ltd.	4,851	159,501
#*	Altair Engineering, Inc., Class A	1,792	134,292
*	Ambarella, Inc.	3,857	321,751
	Amdocs Ltd.	12,531	1,173,403
	American Software, Inc., Class A	3,966	45,728
	Amkor Technology, Inc.	39,490	1,148,764
	Amphenol Corp., Class A	14,478	1,278,552
*	Amtech Systems, Inc.	531	5,708
	Analog Devices, Inc.	12,059	2,406,132
*	ANSYS, Inc.	3,009	1,029,379
	Apple, Inc.	442,982	87,023,814
	Applied Materials, Inc.	41,905	6,352,379
*	Arista Networks, Inc.	9,560	1,482,660
*	Arlo Technologies, Inc.	6,293	71,488
*	Arrow Electronics, Inc.	9,521	1,357,123
#*	Aspen Technology, Inc.	2,811	501,764
*	AstroNova, Inc.	760	10,815

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Atlassian Corp., Class A	622	$113,167
*	Autodesk, Inc.	7,230	1,532,688
*	Aviat Networks, Inc.	1,998	61,079
*	Avid Technology, Inc.	4,744	113,097
	Avnet, Inc.	15,306	742,341
#*	Axcelis Technologies, Inc.	5,425	1,087,604
*	AXT, Inc.	5,700	17,727
	Badger Meter, Inc.	2,960	487,334
	Bel Fuse, Inc., Class B	1,646	88,308
	Belden, Inc.	7,461	721,031
	Benchmark Electronics, Inc.	5,652	149,835
#	Bentley Systems, Inc., Class B	12,191	656,851
*	Bills Holdings, Inc.	1,588	199,040
	BK Technologies Corp.	220	3,144
*	Black Knight, Inc.	9,603	675,283
*	Blackbaud, Inc.	5,939	448,098
*	Box, Inc., Class A	16,213	506,656
*	Brightcove, Inc.	3,700	16,613
	Broadcom, Inc.	20,802	18,693,717
*	Cadence Design Systems, Inc.	3,315	775,743
*	Calix, Inc.	5,648	254,781
*	Cambium Networks Corp.	2,600	42,120
	CDW Corp.	8,775	1,641,539
*	Cerence, Inc.	7,625	212,051
*	CEVA, Inc.	3,198	86,858
*	Ciena Corp.	14,136	596,539
*	Cirrus Logic, Inc.	7,759	626,927
	Cisco Systems, Inc.	178,077	9,267,127
*	Cleanspark, Inc.	3,215	19,322
#*	Clearfield, Inc.	2,007	93,807
	Climb Global Solutions, Inc.	200	9,676
#	Cognex Corp.	11,768	642,768
	Cognizant Technology Solutions Corp., Class A	26,175	1,728,335
*	Cognyte Software Ltd.	4,600	24,932
*	Coherent Corp.	2,358	111,675
*	Cohu, Inc.	7,663	334,490
*	CommVault Systems, Inc.	2,704	210,723
*	Computer Task Group, Inc.	1,200	9,492
	Comtech Telecommunications Corp.	4,100	41,656
*	Consensus Cloud Solutions, Inc.	2,448	79,340
*	Corsair Gaming, Inc.	2,160	39,917
*	CPS Technologies Corp.	10,220	29,740
	Crane NXT Co.	7,858	464,801
	CTS Corp.	5,074	226,453
*	Data I/O Corp.	2,012	9,134
*	Datadog, Inc., Class A	691	80,654
	Dell Technologies, Inc., Class C	10,159	537,614
#*	Digi International, Inc.	3,785	158,705
*	DigitalOcean Holdings, Inc.	2,487	123,156
*	Diodes, Inc.	6,214	587,161
#*	DocuSign, Inc.	762	41,011
	Dolby Laboratories, Inc., Class A	5,761	510,482
*	Dropbox, Inc., Class A	18,219	491,002
*	DXC Technology Co.	27,283	754,375
*	Dynatrace, Inc.	7,404	404,925
#*	DZS, Inc.	2,798	10,548
*	E2open Parent Holdings, Inc.	33,568	172,875
	Ebix, Inc.	3,951	122,323
*	eGain Corp.	1,800	13,266

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	EngageSmart, Inc.	1,523	$28,876
#*	Enphase Energy, Inc.	7,546	1,145,709
#	Entegris, Inc.	7,501	822,935
#*	Envestnet, Inc.	6,396	396,424
*	EPAM Systems, Inc.	2,074	491,144
*	ePlus, Inc.	4,618	260,224
*	Extreme Networks, Inc.	14,330	381,035
*	F5, Inc.	6,242	987,734
*	Fabrinet	4,857	600,520
*	Fair Isaac Corp.	1,131	947,744
#*	FARO Technologies, Inc.	2,355	39,069
#*	Fastly, Inc., Class A	7,806	143,396
*	First Solar, Inc.	7,290	1,511,946
*	Flex Ltd.	39,752	1,087,615
*	FormFactor, Inc.	10,578	393,078
*	Fortinet, Inc.	9,897	769,195
	Frequency Electronics, Inc.	400	2,764
#*	Freshworks, Inc., Class A	6,672	124,500
*	Gartner, Inc.	3,429	1,212,460
	Gen Digital, Inc.	18,733	364,357
#*	Globant SA	2,507	438,048
*	GoDaddy, Inc., Class A	7,440	573,550
*	Grid Dynamics Holdings, Inc.	1,640	17,089
*	Guidewire Software, Inc.	6,177	523,933
	Hackett Group, Inc.	6,384	148,428
#*	Harmonic, Inc.	12,292	183,397
	Hewlett Packard Enterprise Co.	72,888	1,266,793
	HP, Inc.	31,351	1,029,253
*	HubSpot, Inc.	457	265,311
*	Ichor Holdings Ltd.	4,545	175,982
*	Identiv, Inc.	2,636	20,324
#*	Infinera Corp.	10,324	46,458
*	Informatica, Inc., Class A	6,012	114,468
	Information Services Group, Inc.	6,970	35,896
*	Insight Enterprises, Inc.	5,631	826,011
	Intel Corp.	130,734	4,676,355
	InterDigital, Inc.	6,851	635,019
	International Business Machines Corp.	43,893	6,328,493
*	inTEST Corp.	5,747	121,607
	Intuit, Inc.	4,100	2,097,970
*	IPG Photonics Corp.	5,990	787,386
*	Issuer Direct Corp.	1,000	21,350
*	Iteris, Inc.	7,387	30,730
*	Itron, Inc.	7,757	610,243
	Jabil, Inc.	21,319	2,359,374
#*	Jamf Holding Corp.	7,586	164,768
	Juniper Networks, Inc.	34,169	949,898
*	Keysight Technologies, Inc.	11,693	1,883,508
*	Kimball Electronics, Inc.	4,412	128,742
	KLA Corp.	6,760	3,474,302
*	Knowles Corp.	25,917	473,504
	Kulicke & Soffa Industries, Inc.	10,024	600,237
*	KVH Industries, Inc.	2,284	19,551
*	Kyndryl Holdings, Inc.	10,947	149,536
	Lam Research Corp.	6,419	4,611,987
*	Lattice Semiconductor Corp.	6,955	632,488
*	LGL Group, Inc.	276	1,336
	Littelfuse, Inc.	2,767	842,828
*	LiveRamp Holdings, Inc.	9,464	270,103

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Lumentum Holdings, Inc.	7,258	$380,029
#*	Luna Innovations, Inc.	4,600	41,584
*	MACOM Technology Solutions Holdings, Inc.	7,462	521,743
*	Magnachip Semiconductor Corp.	3,475	32,144
*	Manhattan Associates, Inc.	6,275	1,196,141
	Marvell Technology, Inc.	36,493	2,376,789
*	Matterport, Inc.	17,069	57,864
*	MaxLinear, Inc.	7,743	191,020
	Methode Electronics, Inc.	6,969	234,437
	Microchip Technology, Inc.	32,445	3,047,883
	Micron Technology, Inc.	51,334	3,664,734
	Microsoft Corp.	249,420	83,785,166
*	MongoDB, Inc.	607	257,004
	Monolithic Power Systems, Inc.	1,329	743,562
	Motorola Solutions, Inc.	3,296	944,733
*	M-Tron Industries, Inc.	138	1,581
*	N-able, Inc.	7,204	101,360
#	Napco Security Technologies, Inc.	1,980	74,210
	National Instruments Corp.	11,330	668,470
*	nCino, Inc.	4,032	130,435
*	NCR Corp.	24,777	666,006
	NetApp, Inc.	17,550	1,369,076
*	NETGEAR, Inc.	5,417	73,888
*	NetScout Systems, Inc.	11,956	334,170
*	NetSol Technologies, Inc.	4,411	10,189
	Network-1 Technologies, Inc.	3,500	7,700
*	nLight, Inc.	2,638	37,987
*	Nortech Systems, Inc.	3,549	33,503
#*	Novanta, Inc.	3,194	565,019
#	NVE Corp.	473	37,466
	NVIDIA Corp.	19,778	9,242,062
	NXP Semiconductors NV	12,216	2,723,924
*	Okta, Inc.	6,757	519,343
*	Olo, Inc., Class A	9,911	77,900
*	ON Semiconductor Corp.	43,581	4,695,853
	ON24, Inc.	5,345	47,303
*	OneSpan, Inc.	4,122	56,636
*	Onto Innovation, Inc.	7,022	872,975
*	Optical Cable Corp.	2,889	10,660
	Oracle Corp.	23,576	2,763,815
*	OSI Systems, Inc.	2,831	337,540
*	Palantir Technologies, Inc., Class A	46,325	919,088
#*	Palo Alto Networks, Inc.	1,962	490,422
*	PAR Technology Corp.	709	24,524
	PC Connection, Inc.	4,626	223,945
	PCTEL, Inc.	700	3,465
*	PDF Solutions, Inc.	3,755	172,692
#*	Perficient, Inc.	4,475	285,460
	PFSweb, Inc.	1,937	8,794
*	Photronics, Inc.	9,051	239,399
*	Plexus Corp.	4,564	449,508
	Power Integrations, Inc.	5,310	515,813
#*	PowerSchool Holdings, Inc., Class A	10,187	246,220
#	Progress Software Corp.	6,898	414,294
*	PTC, Inc.	5,560	810,704
*	Pure Storage, Inc., Class A	11,575	428,159
*	Qorvo, Inc.	11,834	1,301,977
	QUALCOMM, Inc.	51,747	6,839,401
*	Qualys, Inc.	3,722	516,614

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Rambus, Inc.	17,769	$1,112,517
*	RF Industries Ltd.	4,019	15,192
*	Ribbon Communications, Inc.	18,693	59,444
	Richardson Electronics Ltd.	900	12,420
*	Rimini Street, Inc.	6,715	18,265
*	Rogers Corp.	2,482	418,490
	Roper Technologies, Inc.	2,360	1,163,598
*	Salesforce, Inc.	16,660	3,748,667
*	Sanmina Corp.	10,807	664,198
	Sapiens International Corp. NV	5,349	144,102
*	ScanSource, Inc.	7,544	226,999
#	Seagate Technology Holdings PLC	12,186	773,811
*	SecureWorks Corp., Class A	1,655	12,710
*	Semtech Corp.	8,173	238,652
#*	SentinelOne, Inc., Class A	5,295	88,268
*	ServiceNow, Inc.	840	489,720
#*	SigmaTron International, Inc.	1,880	11,205
#*	Silicon Laboratories, Inc.	3,684	549,432
#*	SiTime Corp.	258	33,285
	Skyworks Solutions, Inc.	11,053	1,264,132
#*	SMART Global Holdings, Inc.	6,946	184,764
*	SolarEdge Technologies, Inc.	1,447	349,393
*	SolarWinds Corp.	22,336	235,421
#*	SoundThinking, Inc.	600	13,632
*	Splunk, Inc.	1,241	134,438
*	SPS Commerce, Inc.	2,083	375,752
*	Stratasys Ltd.	12,231	221,748
*	Super Micro Computer, Inc.	7,652	2,527,226
*	Synaptics, Inc.	5,180	467,806
*	Synopsys, Inc.	1,621	732,368
	Taitron Components, Inc., Class A	1,898	7,554
	TD SYNNEX Corp.	9,963	983,448
	TE Connectivity Ltd.	14,289	2,050,329
*	Teledyne Technologies, Inc.	2,206	848,273
*	Teradata Corp.	11,043	627,795
	Teradyne, Inc.	14,666	1,656,378
	Texas Instruments, Inc.	45,032	8,105,760
*	Trimble, Inc.	11,115	597,987
*	Trio-Tech International	100	570
*	TTM Technologies, Inc.	21,137	303,527
*	Turtle Beach Corp.	1,985	22,331
*	Twilio, Inc., Class A	1,443	95,281
*	Tyler Technologies, Inc.	1,127	447,002
*	Ultra Clean Holdings, Inc.	8,922	339,928
*	Unisys Corp.	6,481	35,257
#*	Unity Software, Inc.	3,496	160,257
	Universal Display Corp.	3,641	531,149
*	Veeco Instruments, Inc.	8,733	245,921
*	Verint Systems, Inc.	8,238	307,854
*	VeriSign, Inc.	4,227	891,686
#*	Viasat, Inc.	8,850	273,819
*	Viavi Solutions, Inc.	29,483	320,480
	Vishay Intertechnology, Inc.	22,767	640,891
*	Vishay Precision Group, Inc.	1,676	62,699
*	VMware, Inc., Class A	2,091	329,604
	Vontier Corp.	25,529	789,612
*	Western Digital Corp.	19,405	825,877
#*	Wolfspeed, Inc.	8,016	528,254
*	Workday, Inc., Class A	1,069	253,492

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Xerox Holdings Corp.	28,998	$463,388
*	Xperi, Inc.	4,462	58,541
*	Zebra Technologies Corp., Class A	2,622	807,471
*	Zoom Video Communications, Inc., Class A	7,405	543,157
*	Zscaler, Inc.	501	80,350
TOTAL INFORMATION TECHNOLOGY			404,765,342
MATERIALS — (4.7%)
	Albemarle Corp.	6,034	1,280,897
*	Alto Ingredients, Inc.	10,500	42,210
	Amcor PLC	106,967	1,097,481
	American Vanguard Corp.	4,707	85,008
#*	Ampco-Pittsburgh Corp.	689	2,494
	AptarGroup, Inc.	7,061	857,629
*	Arconic Corp.	17,219	514,676
#	Ardagh Metal Packaging SA	11,339	42,861
	Ashland, Inc.	8,717	796,385
*	ATI, Inc.	9,752	464,975
	Avery Dennison Corp.	8,103	1,491,033
	Avient Corp.	12,540	508,246
*	Axalta Coating Systems Ltd.	33,036	1,057,152
	Balchem Corp.	2,753	370,939
#	Ball Corp.	21,046	1,235,190
	Berry Global Group, Inc.	21,077	1,382,019
*	Bioceres Crop Solutions Corp.	1,800	23,202
	Carpenter Technology Corp.	6,731	402,918
#	Celanese Corp.	10,122	1,269,198
	Chase Corp.	1,440	181,282
	Chemours Co.	21,659	800,950
*	Clearwater Paper Corp.	2,420	77,997
#*	Coeur Mining, Inc.	61,545	189,559
	Commercial Metals Co.	17,936	1,026,298
	Compass Minerals International, Inc.	6,820	258,273
*	Core Molding Technologies, Inc.	1,483	35,770
	Corteva, Inc.	27,557	1,555,041
	Crown Holdings, Inc.	17,717	1,643,429
	Dow, Inc.	51,463	2,906,116
	DuPont de Nemours, Inc.	26,933	2,090,809
	Eastman Chemical Co.	12,649	1,082,501
	Ecolab, Inc.	4,645	850,685
*	Ecovyst, Inc.	20,478	251,675
	Element Solutions, Inc.	39,809	834,397
#	Flexible Solutions International, Inc.	3,105	8,880
	FMC Corp.	8,230	791,973
	Fortitude Gold Corp.	2,144	14,000
	Freeport-McMoRan, Inc.	63,748	2,846,348
	FutureFuel Corp.	5,733	55,725
#*	Gatos Silver, Inc.	4,319	22,416
	Graphic Packaging Holding Co.	47,460	1,148,532
	Greif, Inc., Class A	5,069	374,954
	Greif, Inc., Class B	2,718	214,912
	Hawkins, Inc.	3,498	163,531
#	Haynes International, Inc.	1,922	96,407
	HB Fuller Co.	8,435	624,443
	Hecla Mining Co.	75,093	432,536
	Huntsman Corp.	24,458	728,115
#††	IKONICS Corp.	1,200	4,020
*	Ingevity Corp.	6,013	384,952
	Innospec, Inc.	3,617	387,525

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	International Flavors & Fragrances, Inc.	12,616	$1,067,440
	International Paper Co.	26,362	950,614
*	Intrepid Potash, Inc.	1,065	29,287
	Kaiser Aluminum Corp.	1,125	91,350
	Koppers Holdings, Inc.	2,809	107,472
#	Kronos Worldwide, Inc.	10,041	93,883
	Linde PLC	11,401	4,454,029
#*	Livent Corp.	15,267	375,874
	Louisiana-Pacific Corp.	14,189	1,080,209
*	LSB Industries, Inc.	13,346	149,075
	LyondellBasell Industries NV, Class A	29,507	2,917,062
	Martin Marietta Materials, Inc.	3,043	1,358,578
	Materion Corp.	3,754	447,252
#	Mercer International, Inc.	9,632	85,725
	Minerals Technologies, Inc.	5,497	337,241
	Mosaic Co.	34,271	1,396,886
#*	MP Materials Corp.	13,414	319,924
	Myers Industries, Inc.	5,581	109,443
	NewMarket Corp.	1,553	701,490
	Newmont Corp.	48,887	2,098,230
#	Nexa Resources SA	8,788	43,852
	Northern Technologies International Corp.	1,079	13,434
	Nucor Corp.	22,460	3,865,141
*	O-I Glass, Inc.	25,029	574,666
	Packaging Corp. of America	9,177	1,407,293
	Pactiv Evergreen, Inc.	2,256	19,424
	PPG Industries, Inc.	10,700	1,539,730
#	Quaker Chemical Corp.	1,697	340,045
*	Ranpak Holdings Corp.	7,038	45,114
*	Rayonier Advanced Materials, Inc.	15,838	74,914
	Reliance Steel & Aluminum Co.	7,747	2,268,786
»††	Resolute Forest Products, Inc.	12,553	13,432
	Royal Gold, Inc.	5,346	642,268
	RPM International, Inc.	13,886	1,434,563
	Ryerson Holding Corp.	5,064	215,169
	Schnitzer Steel Industries, Inc., Class A	5,467	197,960
#	Scotts Miracle-Gro Co.	3,838	268,813
	Sealed Air Corp.	15,692	715,869
	Sensient Technologies Corp.	6,028	386,033
	Sherwin-Williams Co.	9,846	2,722,419
	Silgan Holdings, Inc.	18,127	794,869
	Sonoco Products Co.	15,876	930,969
#	Southern Copper Corp.	5,806	507,677
	Steel Dynamics, Inc.	30,386	3,238,540
	Stepan Co.	3,841	368,045
*	Summit Materials, Inc., Class A	14,945	540,710
	Sylvamo Corp.	5,906	289,807
*	TimkenSteel Corp.	7,002	163,147
	Tredegar Corp.	4,800	33,216
	TriMas Corp.	7,022	180,887
	Trinseo PLC	6,272	110,513
	United States Lime & Minerals, Inc.	600	123,366
	Vulcan Materials Co.	6,953	1,533,136
	Westlake Corp.	304	41,800
	WestRock Co.	30,230	1,006,357
	Worthington Industries, Inc.	9,015	672,699
TOTAL MATERIALS			80,504,291

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (0.5%)
*	AMREP Corp.	1,504	$27,087
*	Anywhere Real Estate, Inc.	22,095	185,156
*	CBRE Group, Inc., Class A	16,592	1,382,280
#*	Compass, Inc., Class A	12,421	52,044
*	CoStar Group, Inc.	14,193	1,191,786
*	Cushman & Wakefield PLC	21,779	214,088
	Douglas Elliman, Inc.	6,720	14,851
*	Forestar Group, Inc.	5,762	169,864
*	FRP Holdings, Inc.	1,450	83,187
*	Howard Hughes Corp.	8,275	698,658
*	Jones Lang LaSalle, Inc.	5,248	874,054
#	Kennedy-Wilson Holdings, Inc.	22,401	369,616
	Marcus & Millichap, Inc.	7,899	289,735
	Newmark Group, Inc., Class A	24,576	170,066
*	Rafael Holdings, Inc., Class B	1,879	3,758
	RE/MAX Holdings, Inc., Class A	4,713	92,893
	RMR Group, Inc., Class A	2,582	60,884
	St. Joe Co.	7,837	497,493
	Stratus Properties, Inc.	889	25,230
*	Tejon Ranch Co.	3,436	60,508
*	Zillow Group, Inc., Class A	4,322	230,017
#*	Zillow Group, Inc., Class C	13,540	733,326
TOTAL REAL ESTATE			7,426,581
UTILITIES — (0.9%)
	American States Water Co.	4,161	367,874
	American Water Works Co., Inc.	6,942	1,023,459
	Artesian Resources Corp., Class A	900	41,004
	Atmos Energy Corp.	6,376	776,023
#	Avangrid, Inc.	4,875	180,765
	Brookfield Renewable Corp., Class A	13,075	407,548
#	California Water Service Group	4,692	248,770
	CenterPoint Energy, Inc.	11,900	358,071
	Chesapeake Utilities Corp.	1,966	232,460
	Clearway Energy, Inc., Class A	4,357	107,487
#	Clearway Energy, Inc., Class C	7,141	188,594
	Consolidated Edison, Inc.	11,925	1,131,205
	Consolidated Water Co. Ltd.	959	18,758
	Constellation Energy Corp.	12,615	1,219,240
	Edison International	12,623	908,351
	Essential Utilities, Inc.	10,259	433,853
	Eversource Energy	11,606	839,462
	Exelon Corp.	18,074	756,578
	Genie Energy Ltd., Class B	1,601	21,469
	Global Water Resources, Inc.	1,500	19,050
	Hawaiian Electric Industries, Inc.	4,200	161,238
	Middlesex Water Co.	1,498	120,469
	New Jersey Resources Corp.	14,903	666,164
	Northwest Natural Holding Co.	2,744	117,910
#	ONE Gas, Inc.	3,622	286,609
	Ormat Technologies, Inc.	7,492	609,099
*	PG&E Corp.	65,094	1,146,305
	PNM Resources, Inc.	3,041	136,298
	Public Service Enterprise Group, Inc.	8,465	534,311
#*	Pure Cycle Corp.	3,694	45,510
#	RGC Resources, Inc.	150	3,018
	Sempra	5,634	839,579
	SJW Group	2,694	189,819
#	Southwest Gas Holdings, Inc.	4,256	280,641

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
#	Spire, Inc.	4,326	$275,004
#*	Sunnova Energy International, Inc.	17,807	314,472
	UGI Corp.	12,067	325,688
	Unitil Corp.	1,532	79,725
	Via Renewables, Inc.	200	1,634
	York Water Co.	1,162	48,025
TOTAL UTILITIES			15,461,539
TOTAL COMMON STOCKS			1,626,363,829
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	1,025	23,677
INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	3,380	91,666
TOTAL PREFERRED STOCKS			115,343
TOTAL INVESTMENT SECURITIES (Cost $820,442,168)			1,626,479,172

TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund 5.190%	1,127,521	1,127,521
SECURITIES LENDING COLLATERAL — (4.2%)
@§	The DFA Short Term Investment Fund	6,219,385	71,939,626
TOTAL INVESTMENTS — (100.0%)
(Cost $893,504,515)^^			$1,699,546,319
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$121,113,582	$10,418	—	$121,124,000
Consumer Discretionary	212,092,601	—	—	212,092,601
Consumer Staples	93,322,103	11,420	—	93,333,523
Energy	48,105,168	—	—	48,105,168
Financials	283,122,815	—	—	283,122,815
Health Care	98,109,235	—	$68,562	98,177,797
Industrials	262,249,860	—	312	262,250,172
Information Technology	404,765,342	—	—	404,765,342
Materials	80,486,839	—	17,452	80,504,291
Real Estate	7,426,581	—	—	7,426,581
Utilities	15,461,539	—	—	15,461,539
Preferred Stocks
Communication Services	23,677	—	—	23,677
Industrials	91,666	—	—	91,666
Temporary Cash Investments	1,127,521	—	—	1,127,521
Securities Lending Collateral	—	71,939,626	—	71,939,626
TOTAL	$1,627,498,529	$71,961,464	$86,326^	$1,699,546,319

U.S. Social Core Equity 2 Portfolio
CONTINUED
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.6%)
COMMUNICATION SERVICES — (8.9%)
*	Activision Blizzard, Inc.	59,427	$5,512,449
*	Alphabet, Inc., Class A	738,387	97,998,723
*	Alphabet, Inc., Class C	682,120	90,796,993
*	Altice USA, Inc., Class A	56,290	190,823
*	AMC Networks, Inc., Class A	11,720	147,906
#*	Angi, Inc.	18,433	71,336
	AT&T, Inc.	136,814	1,986,539
*	Atlanta Braves Holdings, Inc., Class C	10,144	413,104
	ATN International, Inc.	2,915	105,931
*	Boston Omaha Corp., Class A	12,683	247,572
*	Bumble, Inc., Class A	31,032	574,713
	Cable One, Inc.	1,502	1,087,358
*	Cargurus, Inc.	24,707	559,861
*	Cars.com, Inc.	37,498	855,329
*	Charter Communications, Inc., Class A	15,147	6,137,413
*	Cinemark Holdings, Inc.	17,670	294,912
	Cogent Communications Holdings, Inc.	2,374	145,384
	Comcast Corp., Class A	740,126	33,498,103
*	Consolidated Communications Holdings, Inc.	4,371	15,648
*	Daily Journal Corp.	490	141,865
#*	DISH Network Corp., Class A	61,709	489,352
*	EchoStar Corp., Class A	5,556	107,953
	Electronic Arts, Inc.	41,825	5,702,839
	Entravision Communications Corp., Class A	22,631	108,176
*	Eventbrite, Inc., Class A	10,933	125,839
*	EverQuote, Inc., Class A	3,400	24,072
*	EW Scripps Co., Class A	32,768	323,092
	Fox Corp., Class A	65,301	2,184,318
	Fox Corp., Class B	50,306	1,580,111
»	GCI Liberty, Inc.	12,454	11,264
	Gray Television, Inc.	44,374	420,222
*	IDT Corp., Class B	7,865	186,558
#*	iHeartMedia, Inc., Class A	43,767	207,018
*	IMAX Corp.	9,764	179,755
*	Integral Ad Science Holding Corp.	23,367	487,202
	Interpublic Group of Cos., Inc.	169,705	5,809,002
	Iridium Communications, Inc.	43,710	2,296,961
	John Wiley & Sons, Inc., Class A	22,788	780,033
	John Wiley & Sons, Inc., Class B	200	6,797
*	Liberty Broadband Corp., Class A	3,489	309,928
*	Liberty Broadband Corp., Class C	21,201	1,889,645
*	Liberty Media Corp.-Liberty Formula One, Class A	3,430	220,480
*	Liberty Media Corp.-Liberty Formula One, Class C	27,819	2,019,659
*	Liberty Media Corp.-Liberty SiriusXM, Class A	20,678	655,493
*	Liberty Media Corp.-Liberty SiriusXM, Class C	46,456	1,478,695
*	Lions Gate Entertainment Corp., Class A	8,322	63,913
*	Lions Gate Entertainment Corp., Class B	1,096	8,023
*	Live Nation Entertainment, Inc.	22,695	1,991,486
*	Madison Square Garden Entertainment Corp.	9,147	318,681
	Madison Square Garden Sports Corp.	3,176	675,694
#*	Magnite, Inc.	32,177	486,838
*	Match Group, Inc.	21,277	989,593
*	Meta Platforms, Inc., Class A	482,884	153,846,842

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Netflix, Inc.	42,854	$18,811,620
	New York Times Co., Class A	45,829	1,867,990
	News Corp., Class A	93,525	1,853,666
	News Corp., Class B	46,498	935,075
	Nexstar Media Group, Inc.	19,527	3,646,081
	Omnicom Group, Inc.	79,884	6,759,784
	Paramount Global, Class A	1,311	25,250
#	Paramount Global, Class B	150,755	2,416,603
*	Pinterest, Inc., Class A	22,609	655,435
*	Playtika Holding Corp.	26,900	321,186
*	PubMatic, Inc., Class A	8,557	171,054
*	QuinStreet, Inc.	15,010	133,289
*	Quotient Technology, Inc.	34,246	134,929
*	ROBLOX Corp., Class A	38,058	1,493,777
	Scholastic Corp.	17,695	764,247
*	Sciplay Corp., Class A	6,293	123,343
	Shenandoah Telecommunications Co.	5,787	108,043
#	Shutterstock, Inc.	13,633	701,418
	Sinclair, Inc.	11,864	165,028
#	Sirius XM Holdings, Inc.	208,535	1,063,529
#*	Snap, Inc., Class A	59,047	670,774
#*	Sphere Entertainment Co.	9,147	388,290
*	Spotify Technology SA	21,828	3,261,322
#*	Stagwell, Inc., Class A	22,873	153,478
*	Take-Two Interactive Software, Inc.	30,085	4,601,200
*	TechTarget, Inc.	6,809	221,156
	TEGNA, Inc.	102,594	1,733,839
*	Thryv Holdings, Inc.	10,250	242,925
*	T-Mobile U.S., Inc.	5,088	700,974
	Townsquare Media, Inc., Class A	1,712	20,510
*	Trade Desk, Inc., Class A	20,170	1,840,714
*	Travelzoo	800	6,592
*	TripAdvisor, Inc.	34,980	652,377
*	TrueCar, Inc.	6,841	16,760
	Verizon Communications, Inc.	647,843	22,078,489
*	Vimeo, Inc.	9,213	37,958
*	Walt Disney Co.	190,408	16,925,367
*	Warner Bros Discovery, Inc.	292,192	3,818,949
	Warner Music Group Corp., Class A	14,501	457,507
*	WideOpenWest, Inc.	16,689	137,517
	World Wrestling Entertainment, Inc., Class A	9,617	1,009,785
*	Yelp, Inc.	22,392	1,008,760
*	Zedge, Inc., Class B	148	311
#*	Ziff Davis, Inc.	20,674	1,499,279
*	ZoomInfo Technologies, Inc., Class A	102,399	2,618,342
TOTAL COMMUNICATION SERVICES			533,022,018
CONSUMER DISCRETIONARY — (12.8%)
*	1-800-Flowers.com, Inc., Class A	16,230	140,876
*	2U, Inc.	23,275	111,255
	Aaron's Co., Inc.	9,065	143,408
*	Abercrombie & Fitch Co., Class A	23,151	917,011
	Academy Sports & Outdoors, Inc.	27,472	1,642,551
#	Acushnet Holdings Corp.	27,826	1,659,264
*	Adient PLC	27,499	1,170,357
#	ADT, Inc.	172,416	1,100,014
*	Adtalem Global Education, Inc.	7,634	330,094
	Advance Auto Parts, Inc.	22,246	1,654,880
*	Airbnb, Inc., Class A	40,957	6,233,246

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Amazon.com, Inc.	768,916	$102,788,691
	American Eagle Outfitters, Inc.	81,215	1,141,071
#*	America's Car-Mart, Inc.	3,515	418,707
*	Aptiv PLC	37,641	4,121,313
	Aramark	61,393	2,478,435
#	Arko Corp.	39,867	332,491
#*	Asbury Automotive Group, Inc.	12,544	2,829,926
	Autoliv, Inc.	20,475	2,066,542
*	AutoNation, Inc.	29,230	4,705,445
*	AutoZone, Inc.	2,759	6,847,066
	Bassett Furniture Industries, Inc.	1,000	17,600
	Bath & Body Works, Inc.	64,995	2,408,715
*	Beazer Homes USA, Inc.	16,885	567,843
	Best Buy Co., Inc.	80,094	6,651,807
	Big Lots, Inc.	8,782	90,016
*	Biglari Holdings, Inc., Class A	4	4,025
*	BJ's Restaurants, Inc.	5,090	191,689
	Bloomin' Brands, Inc.	13,734	369,033
*	Booking Holdings, Inc.	6,994	20,777,775
*	Boot Barn Holdings, Inc.	10,800	1,014,120
	BorgWarner, Inc.	78,662	3,657,783
#*	Bright Horizons Family Solutions, Inc.	8,118	787,690
*	Brinker International, Inc.	3,076	120,825
	Brunswick Corp.	30,750	2,654,033
#	Buckle, Inc.	27,372	1,000,720
*	Burlington Stores, Inc.	11,293	2,005,863
#	Caleres, Inc.	28,300	765,232
#	Camping World Holdings, Inc., Class A	14,706	471,033
*	Capri Holdings Ltd.	58,450	2,157,390
*	CarMax, Inc.	52,761	4,358,586
*	CarParts.com, Inc.	14,000	70,280
#	Carter's, Inc.	23,541	1,765,810
	Cato Corp., Class A	7,874	66,929
*	Cavco Industries, Inc.	3,956	1,169,591
	Century Communities, Inc.	26,771	2,067,257
#	Cheesecake Factory, Inc.	600	22,068
*	Chegg, Inc.	58,923	596,890
#*	Chewy, Inc., Class A	12,822	434,666
*	Chico's FAS, Inc.	61,225	373,473
#*	Children's Place, Inc.	6,364	200,084
*	Chipotle Mexican Grill, Inc.	2,507	4,919,436
*	Chuy's Holdings, Inc.	6,514	270,917
*	Citi Trends, Inc.	4,712	88,821
	Columbia Sportswear Co.	22,033	1,732,014
*	Conn's, Inc.	10,463	51,478
*	Container Store Group, Inc.	12,515	45,805
#	Cracker Barrel Old Country Store, Inc.	1,906	177,639
*	Crocs, Inc.	2,800	303,380
	Crown Crafts, Inc.	1,603	8,047
*	Culp, Inc.	400	2,280
	Dana, Inc.	39,627	752,120
*	Dave & Buster's Entertainment, Inc.	2,953	135,247
*	Deckers Outdoor Corp.	12,264	6,667,814
*	Denny's Corp.	6,774	79,662
#	Designer Brands, Inc., Class A	23,730	236,114
#*	Destination XL Group, Inc.	11,516	59,423
	Dick's Sporting Goods, Inc.	29,669	4,183,329
#	Dillard's, Inc., Class A	6,066	2,080,881
	Dine Brands Global, Inc.	2,815	169,801

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Domino's Pizza, Inc.	1,212	$480,849
*	DoorDash, Inc., Class A	46,509	4,222,552
*	Dorman Products, Inc.	6,159	521,606
	DR Horton, Inc.	122,070	15,505,331
*	DraftKings, Inc., Class A	36,786	1,169,059
*	Duluth Holdings, Inc., Class B	2,885	20,945
	eBay, Inc.	169,942	7,564,118
	El Pollo Loco Holdings, Inc.	8,900	94,785
#	Escalade, Inc.	1,044	15,242
#	Ethan Allen Interiors, Inc.	10,184	320,491
*	Etsy, Inc.	34,653	3,522,477
*	Everi Holdings, Inc.	14,851	220,389
*	Expedia Group, Inc.	23,991	2,939,617
*	Fiesta Restaurant Group, Inc.	521	4,012
#*	Figs, Inc., Class A	33,945	249,835
*	Five Below, Inc.	14,838	3,091,349
	Flexsteel Industries, Inc.	1,661	32,506
#*	Floor & Decor Holdings, Inc., Class A	25,162	2,889,856
#	Foot Locker, Inc.	44,928	1,207,215
	Ford Motor Co.	601,712	7,948,616
*	Fossil Group, Inc.	28,786	80,025
*	Fox Factory Holding Corp.	4,772	533,987
	Franchise Group, Inc.	6,020	179,155
*	Frontdoor, Inc.	18,224	636,382
#*	Funko, Inc., Class A	10,642	86,839
	Gap, Inc.	125,447	1,292,104
	Garmin Ltd.	27,451	2,906,786
	General Motors Co.	166,897	6,403,838
*	Genesco, Inc.	5,487	154,788
	Gentex Corp.	51,510	1,729,706
*	Gentherm, Inc.	9,394	561,479
	Genuine Parts Co.	44,561	6,939,039
*	G-III Apparel Group Ltd.	20,911	433,067
*	GoPro, Inc., Class A	45,451	185,895
	Graham Holdings Co., Class B	741	434,782
*	Green Brick Partners, Inc.	19,788	1,118,418
	Group 1 Automotive, Inc.	10,400	2,688,712
#	Guess?, Inc.	39,648	832,212
	H&R Block, Inc.	28,812	968,371
	Hamilton Beach Brands Holding Co., Class A	2,900	28,565
#	Hanesbrands, Inc.	97,553	514,104
	Harley-Davidson, Inc.	81,149	3,133,163
#	Hasbro, Inc.	53,656	3,464,031
	Haverty Furniture Cos., Inc.	9,089	323,568
#*	Helen of Troy Ltd.	7,531	1,064,130
#	Hibbett, Inc.	7,948	368,787
*	Hilton Grand Vacations, Inc.	11,006	511,779
	Home Depot, Inc.	163,348	54,532,096
	Hooker Furnishings Corp.	4,239	85,077
*	Hovnanian Enterprises, Inc., Class A	1,200	127,944
	Installed Building Products, Inc.	15,704	2,324,506
#	International Game Technology PLC	41,844	1,415,583
*	iRobot Corp.	9,694	387,760
	Jack in the Box, Inc.	5,360	532,838
	Johnson Outdoors, Inc., Class A	4,369	258,295
	KB Home	49,972	2,696,989
	Kohl's Corp.	50,405	1,434,022
#	Kontoor Brands, Inc.	18,995	804,628
	Lakeland Industries, Inc.	1,175	18,177

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Lands' End, Inc.	28,308	$265,529
*	Las Vegas Sands Corp.	8,669	518,493
	La-Z-Boy, Inc.	19,269	604,469
*	Lazydays Holdings, Inc.	3,490	45,754
#	LCI Industries	11,156	1,520,228
	Lear Corp.	20,731	3,208,330
	Leggett & Platt, Inc.	32,358	946,795
	Lennar Corp., Class A	75,294	9,549,538
#	Lennar Corp., Class B	6,491	745,881
#*	Leslie's, Inc.	44,212	281,630
#	Levi Strauss & Co., Class A	19,663	296,321
*	LGI Homes, Inc.	13,820	1,917,525
#*	Life Time Group Holdings, Inc.	7,603	137,538
	Lifetime Brands, Inc.	8,691	47,801
#*	Light & Wonder, Inc.	8,548	600,924
*	Lincoln Educational Services Corp.	4,082	29,023
	Lithia Motors, Inc.	20,800	6,459,024
	LKQ Corp.	61,522	3,370,790
*	LL Flooring Holdings, Inc.	6,809	26,759
#*	Lovesac Co.	6,823	199,777
	Lowe's Cos., Inc.	72,747	17,042,440
*	Lululemon Athletica, Inc.	29,526	11,176,477
*	M/I Homes, Inc.	4,720	472,000
	Macy's, Inc.	146,492	2,430,302
*	Malibu Boats, Inc., Class A	11,567	693,442
	Marine Products Corp.	15,321	245,749
*	MarineMax, Inc.	9,769	393,984
*	MasterCraft Boat Holdings, Inc.	14,511	444,762
*	Mattel, Inc.	116,913	2,490,247
	McDonald's Corp.	66,182	19,404,562
	MDC Holdings, Inc.	34,275	1,757,622
	Meritage Homes Corp.	7,013	1,044,586
	MGM Resorts International	8,144	413,471
*	Modine Manufacturing Co.	13,597	510,703
	Monro, Inc.	12,334	452,041
*	Motorcar Parts of America, Inc.	1,259	11,293
	Movado Group, Inc.	6,505	186,694
	Murphy USA, Inc.	12,509	3,840,638
	Nathan's Famous, Inc.	200	16,020
*	National Vision Holdings, Inc.	26,510	573,411
	Newell Brands, Inc.	138,193	1,542,234
	NIKE, Inc., Class B	247,014	27,267,875
	Nordstrom, Inc.	55,403	1,280,363
*	NVR, Inc.	1,342	8,463,243
*	ODP Corp.	22,416	1,118,110
*	Ollie's Bargain Outlet Holdings, Inc.	18,614	1,356,588
*	OneSpaWorld Holdings Ltd.	18,352	235,731
#*	OneWater Marine, Inc., Class A	1,092	41,114
*	O'Reilly Automotive, Inc.	8,979	8,312,668
#*	Overstock.com, Inc.	13,014	474,621
	Oxford Industries, Inc.	6,487	699,623
#	Papa John's International, Inc.	6,127	506,703
	Patrick Industries, Inc.	1,747	151,203
#*	Penn Entertainment, Inc.	17,714	465,701
#	Penske Automotive Group, Inc.	36,841	5,946,874
	PetMed Express, Inc.	3,207	46,983
*	Phinia, Inc.	15,732	446,317
#*	Planet Fitness, Inc., Class A	19,850	1,340,669
*	PlayAGS, Inc.	2,600	17,212

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Polaris, Inc.	27,720	$3,765,485
#	Pool Corp.	7,208	2,773,206
*	Portillo's, Inc., Class A	5,069	116,840
	PulteGroup, Inc.	127,841	10,788,502
	PVH Corp.	23,408	2,098,293
#*	QuantumScape Corp.	12,361	164,525
*	Qurate Retail, Inc., Class A	13,947	14,226
	Ralph Lauren Corp.	15,762	2,070,023
	RCI Hospitality Holdings, Inc.	2,033	141,802
#*	Revolve Group, Inc.	10,625	209,525
*	RH	5,055	1,962,199
#*	Rivian Automotive, Inc., Class A	86,758	2,397,991
	Rocky Brands, Inc.	2,430	48,892
	Ross Stores, Inc.	76,712	8,794,264
*	Sally Beauty Holdings, Inc.	53,031	634,781
	Service Corp. International	40,344	2,688,928
*	Shake Shack, Inc., Class A	3,930	305,204
#	Shoe Carnival, Inc.	11,453	304,764
#	Signet Jewelers Ltd.	32,416	2,609,164
#*	Six Flags Entertainment Corp.	12,610	301,379
*	Skechers USA, Inc., Class A	30,771	1,710,252
*	Skyline Champion Corp.	25,852	1,800,850
*	Sleep Number Corp.	6,945	192,307
*	Solo Brands, Inc., Class A	3,601	21,102
	Sonic Automotive, Inc., Class A	11,575	554,327
*	Sonos, Inc.	35,916	615,600
*	Sportsman's Warehouse Holdings, Inc.	8,400	52,920
	Standard Motor Products, Inc.	7,844	299,406
	Starbucks Corp.	60,374	6,132,187
	Steven Madden Ltd.	21,062	703,050
*	Stitch Fix, Inc., Class A	29,960	153,096
*	Stoneridge, Inc.	8,307	169,795
	Superior Group of Cos., Inc.	2,597	24,490
	Tapestry, Inc.	162,326	7,004,367
*	Taylor Morrison Home Corp.	85,510	4,140,394
	Tempur Sealy International, Inc.	54,041	2,411,850
*	Tesla, Inc.	329,234	88,047,049
	Texas Roadhouse, Inc.	8,309	926,869
#	Thor Industries, Inc.	25,440	2,938,066
#*	Tile Shop Holdings, Inc.	2,540	16,154
#*	Tilly's, Inc., Class A	9,904	85,868
	TJX Cos., Inc.	165,154	14,290,776
	Toll Brothers, Inc.	56,111	4,507,397
*	TopBuild Corp.	19,572	5,361,358
#*	Topgolf Callaway Brands Corp.	43,318	865,060
#	Tractor Supply Co.	28,413	6,364,228
	Travel & Leisure Co.	12,488	508,636
*	Tri Pointe Homes, Inc.	74,908	2,388,067
*	Ulta Beauty, Inc.	14,001	6,227,645
*	Under Armour, Inc., Class A	71,494	576,242
*	Under Armour, Inc., Class C	77,263	573,291
*	Universal Electronics, Inc.	3,365	37,587
*	Universal Technical Institute, Inc.	2,800	20,384
	Upbound Group, Inc.	21,327	738,554
*	Urban Outfitters, Inc.	55,299	2,011,225
	Vail Resorts, Inc.	2,353	554,108
	Valvoline, Inc.	72,625	2,757,571
*	Vera Bradley, Inc.	19,800	133,452
	VF Corp.	97,011	1,921,788

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Victoria's Secret & Co.	24,215	$496,165
*	Visteon Corp.	9,352	1,441,050
*	Vizio Holding Corp., Class A	16,773	124,959
*	VOXX International Corp.	7,000	64,680
#*	Wayfair, Inc., Class A	26,482	2,062,153
#	Wendy's Co.	64,210	1,379,873
	Weyco Group, Inc.	1,334	36,418
	Whirlpool Corp.	24,597	3,548,363
#	Williams-Sonoma, Inc.	31,963	4,431,350
	Wingstop, Inc.	6,721	1,133,026
	Winmark Corp.	1,315	477,950
#	Winnebago Industries, Inc.	15,388	1,058,694
	Wolverine World Wide, Inc.	16,196	205,203
	Wynn Resorts Ltd.	5,465	595,576
#*	XPEL, Inc.	1,306	106,086
#*	YETI Holdings, Inc.	48,148	2,051,105
	Yum! Brands, Inc.	33,004	4,543,661
*	Zumiez, Inc.	11,415	215,287
TOTAL CONSUMER DISCRETIONARY			763,933,519
CONSUMER STAPLES — (5.7%)
	Albertsons Cos., Inc., Class A	41,338	898,275
	Alico, Inc.	390	10,101
	Andersons, Inc.	9,289	453,489
	B&G Foods, Inc.	4,822	63,940
#*	Beauty Health Co.	7,693	63,775
*	BellRing Brands, Inc.	46,495	1,671,495
*	BJ's Wholesale Club Holdings, Inc.	45,133	2,992,769
*	Boston Beer Co., Inc. , Class A	1,743	647,420
#	Brown-Forman Corp., Class A	11,275	810,785
#	Brown-Forman Corp., Class B	51,661	3,647,267
	Calavo Growers, Inc.	4,029	152,014
	Campbell Soup Co.	59,921	2,745,580
	Casey's General Stores, Inc.	15,950	4,029,927
#*	Celsius Holdings, Inc.	7,528	1,089,302
*	Central Garden & Pet Co.	2,583	104,560
*	Central Garden & Pet Co., Class A	9,918	379,066
*	Chefs' Warehouse, Inc.	15,442	561,162
	Church & Dwight Co., Inc.	44,430	4,250,618
	Clorox Co.	17,421	2,638,933
	Coca-Cola Co.	537,516	33,288,366
	Coca-Cola Consolidated, Inc.	3,753	2,377,188
	Colgate-Palmolive Co.	97,883	7,464,558
	Constellation Brands, Inc., Class A	16,795	4,581,676
	Costco Wholesale Corp.	75,825	42,512,803
*	Coty, Inc., Class A	335,750	4,042,430
*	Darling Ingredients, Inc.	24,005	1,662,346
	Dollar General Corp.	21,230	3,584,898
*	Dollar Tree, Inc.	39,112	6,036,155
*	Duckhorn Portfolio, Inc.	27,257	342,893
	Edgewell Personal Care Co.	24,670	972,245
*	elf Beauty, Inc.	17,014	1,985,874
	Energizer Holdings, Inc.	29,055	1,037,263
	Estee Lauder Cos., Inc., Class A	45,576	8,203,680
	Flowers Foods, Inc.	42,641	1,053,659
*	Fresh Market, Inc.	1,517	0
*	Freshpet, Inc.	3,803	279,673
	General Mills, Inc.	88,400	6,607,016
*	Grocery Outlet Holding Corp.	29,683	992,896

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Hain Celestial Group, Inc.	40,275	$510,284
#*	Herbalife Ltd.	38,654	627,741
*	Hostess Brands, Inc.	45,830	1,101,753
	Ingles Markets, Inc., Class A	6,895	584,696
	Inter Parfums, Inc.	10,682	1,597,600
	J & J Snack Foods Corp.	2,953	473,425
	J M Smucker Co.	24,158	3,639,403
	John B Sanfilippo & Son, Inc.	1,549	168,702
	Kellogg Co.	50,987	3,410,520
	Keurig Dr Pepper, Inc.	70,028	2,381,652
	Kraft Heinz Co.	101,455	3,670,642
	Kroger Co.	234,479	11,405,059
	Lamb Weston Holdings, Inc.	15,234	1,578,699
	Lancaster Colony Corp.	4,727	910,562
	Lifevantage Corp.	2,374	12,012
	McCormick & Co., Inc.	47,484	4,248,868
	McCormick & Co., Inc.	400	35,244
	Medifast, Inc.	3,664	373,325
*	Monster Beverage Corp.	84,418	4,853,191
*	National Beverage Corp.	18,821	994,690
*	Natural Alternatives International, Inc.	1,014	7,301
	Natural Grocers by Vitamin Cottage, Inc., Class C	2,440	30,378
	Natural Health Trends Corp.	187	1,088
*	Nature's Sunshine Products, Inc.	900	12,555
	Nu Skin Enterprises, Inc., Class A	24,658	724,699
	Oil-Dri Corp. of America	489	30,695
#*	Olaplex Holdings, Inc.	25,362	91,303
	PepsiCo, Inc.	121,503	22,776,952
*	Performance Food Group Co.	49,651	2,967,144
*	Post Holdings, Inc.	14,585	1,244,100
	PriceSmart, Inc.	11,338	881,303
	Procter & Gamble Co.	263,175	41,134,252
*	Seneca Foods Corp., Class A	504	19,437
*	Simply Good Foods Co.	18,795	727,554
*	Sovos Brands, Inc.	1,774	31,577
	SpartanNash Co.	16,618	372,908
	Spectrum Brands Holdings, Inc.	29,095	2,281,339
#*	Sprouts Farmers Market, Inc.	58,387	2,291,690
	Sysco Corp.	102,321	7,808,115
	Target Corp.	74,127	10,116,112
	Tootsie Roll Industries, Inc.	7,207	251,236
*	TreeHouse Foods, Inc.	11,515	594,289
*	U.S. Foods Holding Corp.	73,838	3,155,098
*	United Natural Foods, Inc.	32,392	673,754
	United-Guardian, Inc.	1,797	14,735
*	USANA Health Sciences, Inc.	7,047	457,421
	Utz Brands, Inc.	9,773	163,698
	Village Super Market, Inc., Class A	2,601	60,551
*	Vital Farms, Inc.	7,632	89,294
#	Walgreens Boots Alliance, Inc.	215,339	6,453,710
	Walmart, Inc.	227,302	36,336,498
#	Weis Markets, Inc.	12,018	797,274
*	Willamette Valley Vineyards, Inc.	304	1,824
TOTAL CONSUMER STAPLES			339,414,049
ENERGY — (2.4%)
	Adams Resources & Energy, Inc.	101	3,498
	Archrock, Inc.	171,289	1,997,230
	Baker Hughes Co.	223,832	8,010,947

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Cactus, Inc., Class A	16,888	$857,573
*	Centrus Energy Corp., Class A	6,752	253,875
	ChampionX Corp.	125,756	4,476,914
	Cheniere Energy, Inc.	10,634	1,721,219
#*	Clean Energy Fuels Corp.	84,049	414,362
#	Core Laboratories, Inc.	22,033	572,638
#	CVR Energy, Inc.	58,856	2,162,369
	Delek U.S. Holdings, Inc.	40,759	1,124,541
*	DMC Global, Inc.	7,575	142,864
*	Dril-Quip, Inc.	30,715	795,211
	EnLink Midstream LLC	64,307	745,961
*	Expro Group Holdings NV	51,234	1,136,882
*	Forum Energy Technologies, Inc.	1,231	33,496
*	Geospace Technologies Corp.	3,600	28,836
*	Green Plains, Inc.	10,200	362,202
	Halliburton Co.	303,833	11,873,794
*	Helix Energy Solutions Group, Inc.	125,835	1,208,016
	Helmerich & Payne, Inc.	35,043	1,568,875
	HF Sinclair Corp.	87,415	4,553,447
	Liberty Energy, Inc.	112,894	1,859,364
	Marathon Petroleum Corp.	121,112	16,110,318
#*	Nabors Industries Ltd.	2,125	260,291
*	Natural Gas Services Group, Inc.	14,200	146,118
*	Newpark Resources, Inc.	88,168	486,687
*	NexTier Oilfield Solutions, Inc.	139,651	1,664,640
#*	Nine Energy Service, Inc.	3,667	18,445
	NOV, Inc.	195,609	3,927,829
*	Oceaneering International, Inc.	78,931	1,772,001
*	Oil States International, Inc.	64,778	520,815
	ONEOK, Inc.	54,026	3,621,903
	Patterson-UTI Energy, Inc.	81,836	1,296,282
	PBF Energy, Inc., Class A	61,141	2,900,529
	Phillips 66	82,330	9,183,911
*	ProPetro Holding Corp.	76,296	796,530
*	REX American Resources Corp.	10,758	398,261
#	RPC, Inc.	98,238	817,340
	Schlumberger NV	328,618	19,171,574
	Select Water Solutions, Inc., Class A	65,163	548,021
	Solaris Oilfield Infrastructure, Inc., Class A	4,830	52,792
*	TechnipFMC PLC	273,545	5,016,815
*	TETRA Technologies, Inc.	35,998	161,631
	Texas Pacific Land Corp.	2,022	3,045,739
*	Tidewater, Inc.	17,914	1,130,553
#*	Transocean Ltd.	237,635	2,091,188
*	U.S. Silica Holdings, Inc.	10,175	132,377
*	Valaris Ltd.	9,586	736,205
	Valero Energy Corp.	136,059	17,539,366
	Vitesse Energy, Inc.	3,040	76,578
*	Weatherford International PLC	30,708	2,551,835
	World Kinect Corp.	46,560	1,049,462
TOTAL ENERGY			143,130,150
FINANCIALS — (15.7%)
	1st Source Corp.	11,484	538,600
#*	Acacia Research Corp.	4,456	17,779
	ACNB Corp.	674	23,388
	Affiliated Managers Group, Inc.	19,859	2,753,252
#*	Affirm Holdings, Inc.	4,614	89,465
	Aflac, Inc.	130,944	9,472,489

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Allstate Corp.	73,107	$8,237,697
	Ally Financial, Inc.	144,750	4,420,665
	A-Mark Precious Metals, Inc.	12,498	509,793
*	Ambac Financial Group, Inc.	26,507	374,809
	Amerant Bancorp, Inc.	4,467	88,536
*	American Equity Investment Life Holding Co.	58,923	3,162,397
	American Express Co.	98,561	16,644,982
	American Financial Group, Inc.	37,198	4,523,649
	American International Group, Inc.	189,889	11,446,509
	American National Bankshares, Inc.	1,300	53,664
	Ameriprise Financial, Inc.	31,775	11,071,999
	Ameris Bancorp	19,752	862,175
	AMERISAFE, Inc.	13,084	681,938
	AmeriServ Financial, Inc.	3,000	9,900
#	Ames National Corp.	512	9,861
	Aon PLC, Class A	24,485	7,798,473
	Apollo Global Management, Inc.	93,248	7,619,294
*	Arch Capital Group Ltd.	109,663	8,519,718
	Ares Management Corp., Class A	19,661	1,950,764
	Argo Group International Holdings Ltd.	22,504	668,369
	Arrow Financial Corp.	3,112	62,613
	Arthur J Gallagher & Co.	14,220	3,054,456
#	Artisan Partners Asset Management, Inc., Class A	26,761	1,110,314
*	AssetMark Financial Holdings, Inc.	15,779	471,792
	Associated Banc-Corp.	59,848	1,134,120
	Associated Capital Group, Inc., Class A	670	24,824
	Assurant, Inc.	18,171	2,444,181
	Assured Guaranty Ltd.	36,145	2,160,748
#	Atlantic Union Bankshares Corp.	31,811	1,017,316
#*	Atlanticus Holdings Corp.	6,885	280,220
*	Avantax, Inc.	3,816	98,758
*	AvidXchange Holdings, Inc.	25,467	316,045
	Axis Capital Holdings Ltd.	54,623	3,010,820
*	Axos Financial, Inc.	26,620	1,251,140
	B Riley Financial, Inc.	9,799	544,138
	Banc of California, Inc.	21,283	302,431
	BancFirst Corp.	11,358	1,134,664
*	Bancorp, Inc.	33,743	1,278,860
	Bank of America Corp.	441,396	14,124,672
#	Bank of Hawaii Corp.	14,004	800,049
	Bank of Marin Bancorp	4,276	89,710
	Bank of New York Mellon Corp.	74,589	3,383,357
#	Bank of South Carolina Corp.	350	4,970
	Bank OZK	36,765	1,607,733
	BankFinancial Corp.	1,550	13,904
	BankUnited, Inc.	36,351	1,084,714
	Bankwell Financial Group, Inc.	459	12,554
	Banner Corp.	14,810	705,104
	Bar Harbor Bankshares	3,704	101,156
	Berkshire Hills Bancorp, Inc.	19,061	434,781
	BGC Group, Inc., Class A	122,947	585,228
	BlackRock, Inc.	19,270	14,237,640
	Blackstone, Inc.	79,987	8,381,838
*	Block, Inc.	98,633	7,942,915
#*	BM Technologies, Inc.	501	1,508
	BOK Financial Corp.	21,201	1,888,585
	Bread Financial Holdings, Inc.	21,777	905,270
*	Bridgewater Bancshares, Inc.	1,630	17,457
*	Brighthouse Financial, Inc.	35,415	1,846,184

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Brightsphere Investment Group, Inc.	13,581	$289,004
	Brookline Bancorp, Inc.	33,846	361,475
	Brown & Brown, Inc.	37,996	2,676,818
#*	BRP Group, Inc., Class A	2,474	61,627
	Business First Bancshares, Inc.	925	18,916
	Byline Bancorp, Inc.	12,751	279,884
	C&F Financial Corp.	202	11,358
	Cadence Bank	66,730	1,671,587
#	Cambridge Bancorp	1,841	113,295
	Camden National Corp.	5,650	195,377
*	Cannae Holdings, Inc.	15,701	319,986
*	Cantaloupe, Inc.	4,100	31,611
	Capital City Bank Group, Inc.	7,273	235,863
	Capital One Financial Corp.	62,410	7,303,218
	Capitol Federal Financial, Inc.	69,311	459,532
	Capstar Financial Holdings, Inc.	4,817	71,677
#	Carlyle Group, Inc.	67,615	2,410,475
	Cass Information Systems, Inc.	3,680	139,656
	Cathay General Bancorp	31,475	1,197,309
	Cboe Global Markets, Inc.	16,943	2,366,598
	Central Pacific Financial Corp.	8,622	157,265
	Central Valley Community Bancorp	1,512	25,855
	CF Bankshares, Inc.	1,038	18,726
	Charles Schwab Corp.	176,457	11,663,808
	Chemung Financial Corp.	900	38,394
	Chubb Ltd.	66,669	13,627,810
	Cincinnati Financial Corp.	33,505	3,604,468
	Citigroup, Inc.	149,136	7,107,822
	Citizens & Northern Corp.	1,544	32,733
	Citizens Financial Group, Inc.	84,994	2,741,906
#*	Citizens, Inc.	4,745	12,195
#	City Holding Co.	5,664	560,226
	Civista Bancshares, Inc.	2,072	37,793
	CME Group, Inc.	14,925	2,969,478
	CNA Financial Corp.	13,519	529,404
	CNB Financial Corp.	2,020	39,309
	CNO Financial Group, Inc.	10,578	272,066
*	Coastal Financial Corp.	1,753	79,183
	Codorus Valley Bancorp, Inc.	849	18,670
#	Cohen & Steers, Inc.	15,222	978,927
*	Coinbase Global, Inc., Class A	17,523	1,727,943
	Colony Bankcorp, Inc.	989	10,602
	Columbia Banking System, Inc.	88,586	1,979,897
#*	Columbia Financial, Inc.	45,214	790,341
	Comerica, Inc.	13,021	702,613
	Commerce Bancshares, Inc.	30,698	1,632,520
	Community Bank System, Inc.	15,227	819,669
	Community Trust Bancorp, Inc.	9,403	360,887
	Community West Bancshares	1,400	19,138
	ConnectOne Bancorp, Inc.	20,355	416,667
*	Consumer Portfolio Services, Inc.	2,632	33,716
	Crawford & Co., Class A	2,485	23,881
	Crawford & Co., Class B	3,005	24,972
#*	Credit Acceptance Corp.	6,608	3,678,013
*	CrossFirst Bankshares, Inc.	1,712	19,979
	Cullen/Frost Bankers, Inc.	17,570	1,907,751
*	Customers Bancorp, Inc.	15,155	636,207
	CVB Financial Corp.	38,027	717,569
	Diamond Hill Investment Group, Inc.	1,753	318,187

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Dime Community Bancshares, Inc.	17,175	$384,720
	Discover Financial Services	97,939	10,337,461
	Donegal Group, Inc., Class A	14,292	208,234
*	Donnelley Financial Solutions, Inc.	13,002	614,995
	Eagle Bancorp, Inc.	13,350	369,795
	East West Bancorp, Inc.	37,101	2,308,053
	Eastern Bankshares, Inc.	32,108	453,365
*	eHealth, Inc.	11,013	83,258
	Employers Holdings, Inc.	16,115	622,522
*	Encore Capital Group, Inc.	16,937	906,130
*	Enova International, Inc.	17,477	962,808
*	Enstar Group Ltd.	9,703	2,482,804
	Enterprise Bancorp, Inc.	181	5,763
	Enterprise Financial Services Corp.	10,400	426,400
	Equitable Holdings, Inc.	144,228	4,137,901
	Equity Bancshares, Inc., Class A	7,700	209,132
	Erie Indemnity Co., Class A	13,648	3,029,310
	Esquire Financial Holdings, Inc.	910	45,450
	ESSA Bancorp, Inc.	1,868	31,046
	Essent Group Ltd.	48,964	2,428,614
*	Euronet Worldwide, Inc.	15,261	1,340,984
	Evercore, Inc., Class A	22,001	2,971,455
	Everest Group Ltd.	11,093	3,999,137
	EVERTEC, Inc.	23,630	929,368
#*	EZCORP, Inc., Class A	7,270	65,866
#	F&G Annuities & Life, Inc.	14,226	372,721
	FactSet Research Systems, Inc.	4,781	2,079,926
#	Farmers & Merchants Bancorp, Inc.	657	14,007
	Farmers National Banc Corp.	1,526	20,983
	FB Financial Corp.	20,606	729,865
	Federal Agricultural Mortgage Corp., Class C	5,226	840,080
	Federated Hermes, Inc.	40,734	1,378,031
	Fidelity National Financial, Inc.	209,213	8,194,873
	Fidelity National Information Services, Inc.	65,760	3,970,589
	Fifth Third Bancorp	66,107	1,923,714
	Financial Institutions, Inc.	3,311	63,505
	First American Financial Corp.	72,358	4,586,050
	First Bancorp	15,842	524,053
	First BanCorp	90,917	1,350,117
	First Bancorp, Inc.	1,624	42,857
	First Bancshares, Inc.	3,312	103,699
	First Bank	1,606	20,075
	First Busey Corp.	25,205	545,940
	First Business Financial Services, Inc.	1,369	46,532
	First Capital, Inc.	400	15,000
	First Citizens BancShares, Inc., Class A	2,816	4,030,541
	First Commonwealth Financial Corp.	45,475	656,659
	First Community Bankshares, Inc.	6,768	227,608
	First Community Corp.	1,506	29,744
	First Financial Bancorp	41,503	958,304
	First Financial Bankshares, Inc.	35,617	1,160,758
	First Financial Corp.	3,083	117,801
	First Financial Northwest, Inc.	1,300	15,730
	First Foundation, Inc.	16,008	117,018
	First Hawaiian, Inc.	47,843	989,872
	First Horizon Corp.	145,965	1,989,503
	First Internet Bancorp	909	20,489
	First Interstate BancSystem, Inc., Class A	30,595	878,994
	First Merchants Corp.	16,791	539,327

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Mid Bancshares, Inc.	350	$10,714
	First Northwest Bancorp	817	11,111
	First of Long Island Corp.	12,744	177,651
	First Savings Financial Group, Inc.	714	13,209
	First United Corp.	402	6,898
*	First Western Financial, Inc.	900	18,666
	FirstCash Holdings, Inc.	15,361	1,463,596
*	Fiserv, Inc.	56,997	7,193,591
*	FleetCor Technologies, Inc.	18,187	4,526,926
	Flushing Financial Corp.	19,193	302,866
	FNB Corp.	120,154	1,536,770
	Franklin Financial Services Corp.	387	11,444
	Franklin Resources, Inc.	72,665	2,124,725
	FS Bancorp, Inc.	1,212	37,572
	Fulton Financial Corp.	69,584	995,051
*	Genworth Financial, Inc., Class A	310,878	1,821,745
	German American Bancorp, Inc.	8,833	260,220
#	Glacier Bancorp, Inc.	37,241	1,217,781
	Global Payments, Inc.	44,855	4,945,264
	Globe Life, Inc.	30,289	3,397,517
	Goldman Sachs Group, Inc.	44,901	15,978,919
#*	Goosehead Insurance, Inc., Class A	896	59,916
	Great Southern Bancorp, Inc.	5,348	295,905
*	Green Dot Corp., Class A	22,267	435,320
	Greene County Bancorp, Inc.	6,632	228,539
	Greenhill & Co., Inc.	3,044	44,747
#*	Greenlight Capital Re Ltd., Class A	23,678	243,410
#	Guaranty Bancshares, Inc.	581	18,470
	Hamilton Lane, Inc., Class A	10,728	948,677
	Hancock Whitney Corp.	18,226	802,126
	Hanmi Financial Corp.	11,684	221,996
	Hanover Insurance Group, Inc.	20,422	2,317,489
	HarborOne Bancorp, Inc.	17,022	178,561
	Hartford Financial Services Group, Inc.	150,635	10,827,644
	Hawthorn Bancshares, Inc.	713	12,513
#	HCI Group, Inc.	3,180	199,736
	Heartland Financial USA, Inc.	16,470	565,580
	Hennessy Advisors, Inc.	1,267	8,882
	Heritage Commerce Corp.	21,289	204,374
	Heritage Financial Corp.	12,893	241,873
	Hilltop Holdings, Inc.	10,662	329,776
#	Hingham Institution For Savings	585	130,133
	HMN Financial, Inc.	600	12,150
	Home Bancorp, Inc.	196	6,982
	Home BancShares, Inc.	64,598	1,570,377
	HomeStreet, Inc.	7,899	72,671
	HomeTrust Bancshares, Inc.	2,385	57,979
	Hope Bancorp, Inc.	80,520	874,447
	Horace Mann Educators Corp.	22,657	682,655
	Horizon Bancorp, Inc.	18,244	226,043
	Houlihan Lokey, Inc.	17,924	1,789,711
	Huntington Bancshares, Inc.	35,041	428,902
*	I3 Verticals, Inc., Class A	3,815	95,413
	IF Bancorp, Inc.	1,300	20,189
	Independent Bank Corp.	16,314	982,919
	Independent Bank Corp.	6,401	132,245
	Independent Bank Group, Inc.	11,773	528,255
	Interactive Brokers Group, Inc., Class A	8,838	771,823
	Intercontinental Exchange, Inc.	24,428	2,804,334

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	International Bancshares Corp.	24,898	$1,235,937
*	International Money Express, Inc.	13,736	332,823
	Invesco Ltd.	120,175	2,018,940
	Investors Title Co.	254	39,764
	Jack Henry & Associates, Inc.	18,416	3,085,969
	Jackson Financial, Inc., Class A	1,784	58,908
	James River Group Holdings Ltd.	21,155	391,156
	Janus Henderson Group PLC	84,862	2,490,700
	Jefferies Financial Group, Inc.	25,833	950,396
	JPMorgan Chase & Co.	320,139	50,569,156
	Kearny Financial Corp.	33,320	286,219
	Kemper Corp.	30,748	1,567,226
	KeyCorp	101,323	1,247,286
	Kinsale Capital Group, Inc.	5,810	2,164,980
	KKR & Co., Inc.	53,126	3,154,622
	Lake Shore Bancorp, Inc.	663	7,253
	Lakeland Bancorp, Inc.	20,224	305,585
	Lakeland Financial Corp.	11,337	628,523
	Landmark Bancorp, Inc.	526	11,151
	Lazard Ltd., Class A	40,350	1,416,285
#	LCNB Corp.	117	2,051
*	LendingClub Corp.	36,786	308,635
*	LendingTree, Inc.	2,645	64,538
	Lincoln National Corp.	70,131	1,966,473
	Live Oak Bancshares, Inc.	19,321	731,686
	Loews Corp.	5,495	344,262
	LPL Financial Holdings, Inc.	35,103	8,051,224
	Luther Burbank Corp.	1,713	17,644
	M&T Bank Corp.	26,721	3,737,199
	Macatawa Bank Corp.	3,313	32,633
	Magyar Bancorp, Inc.	1,343	15,136
*	Maiden Holdings Ltd.	26,869	52,395
	MainStreet Bancshares, Inc.	515	12,293
*	Markel Group, Inc.	2,439	3,535,843
	MarketAxess Holdings, Inc.	6,426	1,730,008
*	Marqeta, Inc., Class A	66,492	371,025
	Marsh & McLennan Cos., Inc.	44,447	8,374,704
	Mastercard, Inc., Class A	125,721	49,569,276
*	MBIA, Inc.	3,063	26,771
	Mercantile Bank Corp.	5,391	189,332
	Merchants Bancorp	19,746	624,171
	Mercury General Corp.	29,879	961,506
	Meridian Corp.	2,100	24,990
	MetLife, Inc.	124,221	7,822,196
*	Metropolitan Bank Holding Corp.	2,400	108,696
	MGIC Investment Corp.	163,819	2,742,330
	Mid Penn Bancorp, Inc.	810	19,035
#	Middlefield Banc Corp.	954	27,914
	Midland States Bancorp, Inc.	11,651	272,983
	MidWestOne Financial Group, Inc.	5,831	143,034
#	Moelis & Co., Class A	26,479	1,292,970
	Moody's Corp.	27,167	9,583,159
	Morgan Stanley	203,317	18,615,705
	Morningstar, Inc.	12,452	2,869,937
*	Mr Cooper Group, Inc.	33,693	1,953,183
	MSCI, Inc.	13,240	7,256,579
	MVB Financial Corp.	945	24,183
	Nasdaq, Inc.	48,186	2,432,911
	National Bank Holdings Corp., Class A	17,916	615,594

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	National Bankshares, Inc.	507	$15,093
	National Western Life Group, Inc., Class A	1,264	532,991
	Navient Corp.	103,670	1,973,877
	NBT Bancorp, Inc.	13,202	491,114
	Nelnet, Inc., Class A	13,645	1,346,489
	New York Community Bancorp, Inc.	499,867	6,933,155
*	NI Holdings, Inc.	1,652	23,012
*	Nicholas Financial, Inc.	2,510	12,299
	Nicolet Bankshares, Inc.	5,154	431,132
*	NMI Holdings, Inc., Class A	44,940	1,200,347
	Northeast Bank	1,100	52,404
	Northern Trust Corp.	36,686	2,939,282
	Northfield Bancorp, Inc.	39,316	478,869
	Northrim BanCorp, Inc.	383	18,307
#	Northwest Bancshares, Inc.	83,456	1,031,516
#	Norwood Financial Corp.	600	19,110
	Oak Valley Bancorp	817	22,378
	OceanFirst Financial Corp.	39,129	728,973
*	Ocwen Financial Corp.	3,051	103,002
	OFG Bancorp	21,592	723,116
	Ohio Valley Banc Corp.	243	5,949
	Old National Bancorp	117,993	2,009,421
	Old Republic International Corp.	160,655	4,429,258
	Old Second Bancorp, Inc.	1,641	26,240
	OneMain Holdings, Inc.	60,968	2,772,825
*	Open Lending Corp., Class A	8,122	91,697
	Oppenheimer Holdings, Inc., Class A	4,778	182,090
	Origin Bancorp, Inc.	5,668	184,777
	Orrstown Financial Services, Inc.	1,386	32,432
*	Oscar Health, Inc., Class A	10,432	78,449
	Pacific Premier Bancorp, Inc.	22,240	568,010
	PacWest Bancorp	44,953	418,063
*	Palomar Holdings, Inc.	7,865	476,304
#	Park National Corp.	5,366	598,416
#	Parke Bancorp, Inc.	661	13,114
	Pathfinder Bancorp, Inc.	900	13,914
	Pathward Financial, Inc.	11,998	623,416
*	PayPal Holdings, Inc.	196,248	14,879,523
*	Paysafe Ltd.	8,377	100,775
	PCB Bancorp	653	10,657
	Peapack-Gladstone Financial Corp.	9,037	264,152
	Penns Woods Bancorp, Inc.	853	23,005
#	PennyMac Financial Services, Inc.	21,180	1,593,371
	Peoples Bancorp of North Carolina, Inc.	1,287	28,417
	Peoples Bancorp, Inc.	12,611	355,252
	Peoples Financial Services Corp.	500	23,095
	Pinnacle Financial Partners, Inc.	21,604	1,639,744
	Piper Sandler Cos.	7,407	1,084,089
#	PJT Partners, Inc., Class A	4,492	356,261
#	Plumas Bancorp	646	23,372
	PNC Financial Services Group, Inc.	25,843	3,537,648
#*	Ponce Financial Group, Inc.	1,223	11,288
	Popular, Inc.	31,365	2,275,531
*	PRA Group, Inc.	19,003	453,412
	Preferred Bank	6,166	407,449
	Premier Financial Corp.	18,225	394,754
	Primerica, Inc.	19,688	4,187,638
#	Princeton Bancorp, Inc.	708	21,176
	Principal Financial Group, Inc.	101,937	8,141,708

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	ProAssurance Corp.	30,967	$520,246
*	PROG Holdings, Inc.	18,130	735,715
	Progressive Corp.	56,179	7,077,430
	Prosperity Bancshares, Inc.	26,448	1,674,687
	Provident Bancorp, Inc.	1,077	10,404
	Provident Financial Holdings, Inc.	990	14,127
	Provident Financial Services, Inc.	45,960	852,098
	Prudential Financial, Inc.	173,351	16,726,638
	QCR Holdings, Inc.	7,184	368,036
	Radian Group, Inc.	77,752	2,093,861
	Raymond James Financial, Inc.	48,246	5,310,437
	Regional Management Corp.	1,439	46,753
	Regions Financial Corp.	96,306	1,961,753
	Reinsurance Group of America, Inc.	21,490	3,016,122
	RenaissanceRe Holdings Ltd.	18,543	3,463,091
	Renasant Corp.	26,864	831,172
*	Repay Holdings Corp.	8,421	70,315
	Republic Bancorp, Inc., Class A	2,336	107,059
	Richmond Mutual BanCorp, Inc.	1,351	15,928
	RLI Corp.	23,144	3,087,641
*	Robinhood Markets, Inc., Class A	217,453	2,796,446
	S&P Global, Inc.	29,908	11,799,005
	S&T Bancorp, Inc.	17,418	550,060
	Safety Insurance Group, Inc.	8,226	592,272
	Salisbury Bancorp, Inc.	1,600	44,208
	Sandy Spring Bancorp, Inc.	20,416	499,580
	SB Financial Group, Inc.	1,702	23,403
	Seacoast Banking Corp. of Florida	18,946	468,156
*	Security National Financial Corp., Class A	1,097	9,368
	SEI Investments Co.	53,115	3,345,714
	Selective Insurance Group, Inc.	26,664	2,751,458
#	ServisFirst Bancshares, Inc.	16,346	975,529
#*	Shift4 Payments, Inc., Class A	4,150	286,309
	Shore Bancshares, Inc.	3,170	37,723
	Sierra Bancorp	1,779	37,466
	Silvercrest Asset Management Group, Inc., Class A	953	19,861
	Simmons First National Corp., Class A	49,391	997,204
*	SiriusPoint Ltd.	104,416	975,245
	SLM Corp.	138,971	2,248,551
	SmartFinancial, Inc.	1,880	47,226
	Sound Financial Bancorp, Inc.	200	7,400
*	Southern First Bancshares, Inc.	700	21,126
	Southern Missouri Bancorp, Inc.	700	33,649
	Southside Bancshares, Inc.	12,709	422,066
#	SouthState Corp.	31,029	2,410,022
	State Street Corp.	34,281	2,483,316
	Stellar Bancorp, Inc.	14,412	358,282
	StepStone Group, Inc., Class A	2,191	61,501
	Stewart Information Services Corp.	15,213	716,989
	Stifel Financial Corp.	32,104	2,039,888
#	Stock Yards Bancorp, Inc.	8,129	388,647
*	StoneX Group, Inc.	7,674	706,085
	Summit Financial Group, Inc.	488	11,009
	Summit State Bank	922	16,596
	Synchrony Financial	157,018	5,423,402
	Synovus Financial Corp.	40,986	1,389,425
	T Rowe Price Group, Inc.	50,624	6,239,914
	Territorial Bancorp, Inc.	370	4,379
*	Texas Capital Bancshares, Inc.	19,486	1,244,181

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	TFS Financial Corp.	49,800	$722,598
*	Third Coast Bancshares, Inc.	659	13,628
	Timberland Bancorp, Inc.	618	19,337
	Tiptree, Inc.	18,783	277,425
#*	Toast, Inc., Class A	71,356	1,574,827
	Tompkins Financial Corp.	6,386	384,182
	Towne Bank	19,319	488,384
	Tradeweb Markets, Inc., Class A	5,958	487,305
	Travelers Cos., Inc.	100,687	17,379,583
	TriCo Bancshares	12,153	454,279
*	Triumph Financial, Inc.	9,377	664,923
	Truist Financial Corp.	54,852	1,822,183
	TrustCo Bank Corp. NY	14,125	429,259
	Trustmark Corp.	23,825	625,645
	U.S. Bancorp	70,643	2,803,114
	UMB Financial Corp.	19,051	1,352,621
	United Bancorp, Inc.	1,200	14,568
	United Bancshares, Inc.	300	5,490
	United Bankshares, Inc.	50,371	1,684,406
	United Community Banks, Inc.	41,110	1,195,068
	United Fire Group, Inc.	21,363	513,567
	United Security Bancshares	442	3,288
	Unity Bancorp, Inc.	600	15,912
	Universal Insurance Holdings, Inc.	17,456	271,092
	Univest Financial Corp.	13,273	258,824
	Unum Group	90,874	4,417,385
	Valley National Bancorp	160,043	1,642,041
	Value Line, Inc.	245	13,125
	Veritex Holdings, Inc.	18,594	399,957
	Victory Capital Holdings, Inc., Class A	11,232	372,453
	Virtu Financial, Inc., Class A	43,085	799,658
	Virtus Investment Partners, Inc.	3,674	755,852
#	Visa, Inc., Class A	235,534	55,993,498
	Voya Financial, Inc.	54,136	4,020,139
	W R Berkley Corp.	99,418	6,133,096
	Walker & Dunlop, Inc.	19,179	1,744,905
	Washington Federal, Inc.	31,040	963,482
	Washington Trust Bancorp, Inc.	7,092	227,370
	Waterstone Financial, Inc.	8,901	124,169
	Webster Financial Corp.	66,322	3,138,357
	Wells Fargo & Co.	251,527	11,610,486
	WesBanco, Inc.	15,851	443,987
	West BanCorp, Inc.	2,622	52,597
	Westamerica BanCorp	13,810	679,314
	Western Alliance Bancorp	29,295	1,521,875
	Western New England Bancorp, Inc.	2,300	15,387
	Western Union Co.	89,723	1,092,826
*	WEX, Inc.	12,936	2,449,432
	White Mountains Insurance Group Ltd.	1,380	2,134,888
	Willis Towers Watson PLC	23,433	4,952,096
	Wintrust Financial Corp.	20,536	1,732,417
#	WisdomTree, Inc.	69,753	485,481
#*	World Acceptance Corp.	3,007	474,775
	WSFS Financial Corp.	24,165	1,057,219
	WVS Financial Corp.	100	1,242
	Zions Bancorp NA	42,923	1,641,805
TOTAL FINANCIALS			938,222,561

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (13.3%)
*	10X Genomics, Inc., Class A	1,713	$107,885
#*	4D Molecular Therapeutics, Inc.	3,876	70,931
	Abbott Laboratories	97,794	10,887,406
	AbbVie, Inc.	269,102	40,252,277
*	Acadia Healthcare Co., Inc.	19,826	1,566,849
*	Accolade, Inc.	7,994	120,070
#*	Accuray, Inc.	46,485	198,026
††	Achillion Pharmaceuticals, Inc.	15,963	4,310
*	Adaptive Biotechnologies Corp.	23,882	201,564
*	Addus HomeCare Corp.	2,823	258,502
	Agilent Technologies, Inc.	42,082	5,124,325
#*	Agiliti, Inc.	7,376	126,646
#*	agilon health, Inc.	14,684	281,199
*	Agios Pharmaceuticals, Inc.	14,637	388,173
*	Akero Therapeutics, Inc.	7,764	336,958
††	Albireo Pharma, Inc.	3,349	5,425
#*	Aldeyra Therapeutics, Inc.	14,269	115,793
*	Alector, Inc.	6,796	46,621
*	Align Technology, Inc.	9,557	3,611,495
#*	Allakos, Inc.	5,521	29,703
#*	Allogene Therapeutics, Inc.	19,929	98,848
*	Alnylam Pharmaceuticals, Inc.	8,297	1,621,234
*	Amedisys, Inc.	6,299	572,201
*	American Well Corp., Class A	26,956	66,042
	AmerisourceBergen Corp.	49,082	9,173,426
	Amgen, Inc.	87,600	20,511,540
*	AMN Healthcare Services, Inc.	21,352	2,287,867
*	Amphastar Pharmaceuticals, Inc.	11,078	672,324
#*	AnaptysBio, Inc.	12,900	254,259
*	AngioDynamics, Inc.	23,477	204,015
*	ANI Pharmaceuticals, Inc.	589	30,952
*	Anika Therapeutics, Inc.	5,680	132,514
*	Annexon, Inc.	3,800	13,110
#*	Apollo Medical Holdings, Inc.	12,723	466,043
*	Arcturus Therapeutics Holdings, Inc.	1,436	50,203
*	Arcus Biosciences, Inc.	15,806	314,539
*	Artivion, Inc.	22,598	393,657
#*	Atara Biotherapeutics, Inc.	13,820	30,542
*	AtriCure, Inc.	13,771	762,225
	Atrion Corp.	613	343,654
*	Avanos Medical, Inc.	23,866	584,001
*	Avantor, Inc.	135,522	2,787,688
*	Avid Bioservices, Inc.	7,906	100,090
#*	Avidity Biosciences, Inc.	14,097	134,062
*	Axogen, Inc.	9,935	85,838
*	Axonics, Inc.	13,507	815,418
#*	Azenta, Inc.	12,490	586,780
#*	Beam Therapeutics, Inc.	12,078	372,848
	Becton Dickinson & Co.	15,984	4,453,462
*	Biogen, Inc.	29,025	7,842,265
*	BioLife Solutions, Inc.	3,279	65,187
*	BioMarin Pharmaceutical, Inc.	24,190	2,127,027
*	Bio-Rad Laboratories, Inc., Class A	4,796	1,944,107
	Bio-Techne Corp.	21,336	1,779,422
#*	Bluebird Bio, Inc.	26,792	105,293
*	Boston Scientific Corp.	122,785	6,366,402
	Bristol-Myers Squibb Co.	411,282	25,577,628
	Bruker Corp.	45,795	3,147,032
	Cardinal Health, Inc.	68,878	6,300,271

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Catalent, Inc.	16,040	$778,261
*	Catalyst Pharmaceuticals, Inc.	22,500	311,175
*	Celldex Therapeutics, Inc.	3,355	118,633
*	Centene Corp.	102,415	6,973,437
*	Certara, Inc.	28,437	553,668
*	Charles River Laboratories International, Inc.	7,893	1,653,899
	Chemed Corp.	2,171	1,131,286
*	Chinook Therapeutics, Inc.	11,306	442,969
	Cigna Group	68,560	20,232,056
#*	Codexis, Inc.	11,800	42,480
*	Cogent Biosciences, Inc.	7,449	96,762
#*	Collegium Pharmaceutical, Inc.	5,728	130,369
*	Computer Programs & Systems, Inc.	7,089	185,874
	CONMED Corp.	8,123	983,289
††	Contra Abiomed, Inc.	5,835	91,084
	Cooper Cos., Inc.	3,980	1,557,215
*	Corcept Therapeutics, Inc.	6,953	177,162
*	CorVel Corp.	8,012	1,638,935
*	Crinetics Pharmaceuticals, Inc.	2,525	47,975
#*	CRISPR Therapeutics AG	15,864	909,483
*	Cross Country Healthcare, Inc.	27,056	698,045
#*	CryoPort, Inc.	1,026	16,488
#*	Cue Biopharma, Inc.	13,497	51,559
	CVS Health Corp.	249,508	18,635,752
#*	Cymabay Therapeutics, Inc.	8,753	114,227
	Danaher Corp.	70,075	17,873,329
*	DaVita, Inc.	23,310	2,377,387
*	Deciphera Pharmaceuticals, Inc.	14,125	190,970
*	Denali Therapeutics, Inc.	19,832	563,824
	DENTSPLY SIRONA, Inc.	62,467	2,593,630
*	DexCom, Inc.	21,560	2,685,514
#*	Doximity, Inc., Class A	34,631	1,237,366
#*	Dynavax Technologies Corp.	31,261	437,341
*	Dyne Therapeutics, Inc.	4,978	60,632
*	Eagle Pharmaceuticals, Inc.	6,161	127,902
#*	Editas Medicine, Inc.	20,664	181,430
*	Edwards Lifesciences Corp.	55,725	4,573,351
*	Elanco Animal Health, Inc.	47,316	571,104
*	Electromed, Inc.	2,300	23,460
	Elevance Health, Inc.	44,081	20,789,922
	Eli Lilly & Co.	76,168	34,622,164
	Embecta Corp.	10,033	214,104
*	Emergent BioSolutions, Inc.	13,585	93,465
	Encompass Health Corp.	17,304	1,142,583
*	Enovis Corp.	13,512	863,417
*	Envista Holdings Corp.	46,144	1,587,815
*	Evolent Health, Inc., Class A	32,987	1,002,475
*	Exact Sciences Corp.	8,877	865,863
*	Exelixis, Inc.	15,512	305,742
#*	Fate Therapeutics, Inc.	9,893	40,858
*	FONAR Corp.	776	13,099
*	Fortrea Holdings, Inc.	20,313	649,203
#*	Fulgent Genetics, Inc.	5,206	202,149
*	GE HealthCare Technologies, Inc.	22,336	1,742,208
*	Generation Bio Co.	3,623	18,405
	Gilead Sciences, Inc.	260,829	19,859,520
*	Glaukos Corp.	9,932	766,154
*	Globus Medical, Inc., Class A	18,969	1,143,262
*	GoodRx Holdings, Inc., Class A	12,657	116,951

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Haemonetics Corp.	14,275	$1,316,726
*	Halozyme Therapeutics, Inc.	25,279	1,085,986
*	Harvard Bioscience, Inc.	3,317	15,424
	HCA Healthcare, Inc.	12,611	3,440,407
*	Health Catalyst, Inc.	9,032	126,719
*	HealthEquity, Inc.	26,202	1,780,164
	HealthStream, Inc.	14,850	333,828
*	Henry Schein, Inc.	46,308	3,648,607
*	Hologic, Inc.	83,264	6,612,827
*	Horizon Therapeutics PLC	6,435	645,237
	Humana, Inc.	20,840	9,520,337
#*	ICU Medical, Inc.	1,692	301,481
*	Ideaya Biosciences, Inc.	10,150	226,954
*	IDEXX Laboratories, Inc.	6,507	3,609,628
#*	IGM Biosciences, Inc.	500	5,320
*	Illumina, Inc.	20,487	3,936,577
*	Immunovant, Inc.	5,583	127,460
#*	Inari Medical, Inc.	4,868	277,817
*	Incyte Corp.	29,206	1,861,006
*	InfuSystem Holdings, Inc.	2,116	21,837
*	Innoviva, Inc.	14,687	199,009
*	Inogen, Inc.	5,653	46,185
*	Insulet Corp.	7,670	2,122,672
*	Integer Holdings Corp.	12,489	1,154,983
*	Integra LifeSciences Holdings Corp.	18,336	833,738
*	Intellia Therapeutics, Inc.	11,057	468,043
*	Intuitive Surgical, Inc.	21,266	6,898,690
*	IQVIA Holdings, Inc.	49,072	10,980,351
	iRadimed Corp.	1,652	72,572
*	Ironwood Pharmaceuticals, Inc.	66,268	734,912
*	Jazz Pharmaceuticals PLC	4,101	534,852
	Johnson & Johnson	336,501	56,374,013
#*	Joint Corp.	1,721	23,233
*	KalVista Pharmaceuticals, Inc.	3,623	36,592
*	Karuna Therapeutics, Inc.	2,799	559,156
#*	Kiniksa Pharmaceuticals Ltd., Class A	6,941	130,768
*	Krystal Biotech, Inc.	7,585	979,223
*	Kura Oncology, Inc.	10,428	108,868
#*	Kymera Therapeutics, Inc.	5,948	130,142
	Laboratory Corp. of America Holdings	20,313	4,345,560
*	Lantheus Holdings, Inc.	22,886	1,979,410
	LeMaitre Vascular, Inc.	5,455	344,920
*	LENSAR, Inc.	1,319	4,326
*	LivaNova PLC	13,536	791,179
*	MacroGenics, Inc.	13,803	65,840
*	Maravai LifeSciences Holdings, Inc., Class A	2,430	27,483
*	Masimo Corp.	13,430	1,642,489
	McKesson Corp.	22,124	8,902,698
*	Medpace Holdings, Inc.	8,275	2,094,982
	Medtronic PLC	142,929	12,543,449
	Merck & Co., Inc.	267,277	28,505,092
*	Merit Medical Systems, Inc.	17,637	1,316,955
#*	Merrimack Pharmaceuticals, Inc.	2,200	26,422
*	Mersana Therapeutics, Inc.	5,538	6,784
	Mesa Laboratories, Inc.	573	73,722
*	Mettler-Toledo International, Inc.	3,222	4,051,568
*	Mirati Therapeutics, Inc.	12,882	389,938
*	Moderna, Inc.	65,338	7,687,669
*	ModivCare, Inc.	2,046	89,492

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Molina Healthcare, Inc.	18,112	$5,514,923
#*	Morphic Holding, Inc.	3,630	205,930
*	Myriad Genetics, Inc.	17,325	387,214
	National Research Corp.	4,399	188,761
*	NeoGenomics, Inc.	50,394	873,328
*	Neurocrine Biosciences, Inc.	3,175	323,501
*	NextGen Healthcare, Inc.	28,664	476,682
*	NuVasive, Inc.	9,033	372,250
*	Olema Pharmaceuticals, Inc.	22,500	194,625
*	Omnicell, Inc.	9,633	608,324
*	OptimizeRx Corp.	4,481	62,510
*	Option Care Health, Inc.	50,018	1,689,608
*	OraSure Technologies, Inc.	11,284	53,260
	Organon & Co.	45,296	995,606
*	Orthofix Medical, Inc.	120	2,363
*	OrthoPediatrics Corp.	3,500	146,125
#*	Outset Medical, Inc.	6,947	142,969
*	Owens & Minor, Inc.	36,039	693,390
*	Pacific Biosciences of California, Inc.	72,304	955,136
*	Pacira BioSciences, Inc.	1,924	69,937
	Patterson Cos., Inc.	26,840	882,768
*††	PDL BioPharma, Inc.	17,391	32,045
*	Pediatrix Medical Group, Inc.	42,260	580,230
*	Pennant Group, Inc.	2,661	30,548
#*	Penumbra, Inc.	6,035	1,830,778
	Perrigo Co. PLC	30,388	1,113,416
*	PetIQ, Inc.	12,400	207,576
	Pfizer, Inc.	1,278,516	46,103,287
*	Phreesia, Inc.	1,985	62,964
#*	PMV Pharmaceuticals, Inc.	6,785	44,374
#*	Poseida Therapeutics, Inc.	11,370	19,670
	Premier, Inc., Class A	48,020	1,332,555
*	Prestige Consumer Healthcare, Inc.	6,317	411,932
*	Pro-Dex, Inc.	1,452	26,136
*	Protagonist Therapeutics, Inc.	8,401	162,979
*	Prothena Corp. PLC	14,364	989,249
	Psychemedics Corp.	600	2,976
*	Pulmonx Corp.	3,685	51,590
*	Quanterix Corp.	3,651	90,691
	Quest Diagnostics, Inc.	16,021	2,166,199
*	R1 RCM, Inc.	33,585	580,349
*	RadNet, Inc.	11,558	382,339
*	Regeneron Pharmaceuticals, Inc.	18,147	13,463,441
*	REGENXBIO, Inc.	16,403	311,657
*	Relay Therapeutics, Inc.	17,666	222,592
*	Repligen Corp.	9,272	1,590,704
*	Replimune Group, Inc.	18,165	382,737
	ResMed, Inc.	19,939	4,433,437
*	REVOLUTION Medicines, Inc.	12,874	337,942
	Revvity, Inc.	28,465	3,499,772
#*	Rhythm Pharmaceuticals, Inc.	8,744	155,993
*	Rocket Pharmaceuticals, Inc.	10,114	182,558
	Royalty Pharma PLC, Class A	7,473	234,503
#*	Sage Therapeutics, Inc.	11,724	406,588
#*	Sangamo Therapeutics, Inc.	12,599	16,568
*	Sarepta Therapeutics, Inc.	809	87,687
#*	Schrodinger, Inc.	16,165	845,591
*	Seagen, Inc.	16,197	3,106,261
*	Shockwave Medical, Inc.	3,170	826,102

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	SI-BONE, Inc.	4,400	$113,344
#	SIGA Technologies, Inc.	8,665	49,737
#	Simulations Plus, Inc.	4,415	219,867
#*	Sotera Health Co.	6,696	127,090
#*	SpringWorks Therapeutics, Inc.	8,080	253,550
	STERIS PLC	6,981	1,574,565
#*	Stoke Therapeutics, Inc.	8,057	53,498
	Stryker Corp.	31,892	9,038,512
*	Supernus Pharmaceuticals, Inc.	4,453	136,663
*	Surmodics, Inc.	3,112	99,802
*	Sutro Biopharma, Inc.	6,100	27,267
*	Syndax Pharmaceuticals, Inc.	5,336	113,764
*	Syneos Health, Inc.	32,975	1,398,470
#*	Teladoc Health, Inc.	70,614	2,102,179
#	Teleflex, Inc.	8,827	2,217,078
	Thermo Fisher Scientific, Inc.	36,770	20,174,228
#*	Twist Bioscience Corp.	16,904	411,443
	U.S. Physical Therapy, Inc.	3,880	451,128
*	United Therapeutics Corp.	3,683	893,938
	UnitedHealth Group, Inc.	174,757	88,491,702
	Utah Medical Products, Inc.	407	40,020
*	Varex Imaging Corp.	10,300	239,887
*	Veeva Systems, Inc., Class A	12,029	2,456,562
*	Veracyte, Inc.	7,066	193,962
*	Veradigm, Inc.	70,922	958,865
*	Vericel Corp.	5,917	212,539
*	Vertex Pharmaceuticals, Inc.	27,818	9,801,394
	Viatris, Inc.	16,042	168,922
*	Viking Therapeutics, Inc.	15,705	227,722
*	Vir Biotechnology, Inc.	13,600	191,488
*	Waters Corp.	11,045	3,050,739
*	Xencor, Inc.	13,472	327,235
*	Xenon Pharmaceuticals, Inc.	2,010	74,209
*	Zentalis Pharmaceuticals, Inc.	1,408	37,608
	Zimmer Biomet Holdings, Inc.	33,671	4,651,649
*	Zimvie, Inc.	2,594	35,590
	Zoetis, Inc.	29,952	5,633,672
TOTAL HEALTH CARE			797,604,292
INDUSTRIALS — (13.2%)
*	3D Systems Corp.	52,529	457,528
	3M Co.	65,052	7,253,298
	AAON, Inc.	14,494	1,525,638
*	AAR Corp.	12,924	772,855
	ABM Industries, Inc.	44,310	2,050,667
	ACCO Brands Corp.	68,230	415,521
	Acme United Corp.	500	15,210
#	Acuity Brands, Inc.	10,503	1,735,516
*	ACV Auctions, Inc., Class A	23,660	413,813
#	Advanced Drainage Systems, Inc.	12,176	1,485,350
	AECOM	48,227	4,195,749
*	AeroVironment, Inc.	6,652	633,670
	AGCO Corp.	39,019	5,193,429
	Air Lease Corp.	78,701	3,332,200
	Alamo Group, Inc.	4,755	921,329
	Albany International Corp., Class A	10,339	995,439
*	Alight, Inc., Class A	55,977	547,455
	Allegion PLC	25,848	3,020,597
	Allied Motion Technologies, Inc.	2,700	105,030

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Allison Transmission Holdings, Inc.	50,036	$2,936,613
	Alta Equipment Group, Inc.	6,300	101,745
#*	Ameresco, Inc., Class A	9,993	581,693
*	American Superconductor Corp.	9,413	94,883
*	American Woodmark Corp.	3,600	275,904
	AMETEK, Inc.	29,818	4,729,135
	AO Smith Corp.	38,757	2,814,921
*	API Group Corp.	99,820	2,870,823
	Apogee Enterprises, Inc.	8,543	423,135
	Applied Industrial Technologies, Inc.	13,457	1,951,130
	ArcBest Corp.	6,940	807,261
	Arcosa, Inc.	8,448	652,017
	Argan, Inc.	6,356	241,782
	Armstrong World Industries, Inc.	10,064	778,551
#*	Array Technologies, Inc.	5,449	103,803
*	ASGN, Inc.	24,679	1,883,501
	Astec Industries, Inc.	8,909	440,105
*	Astronics Corp.	12,713	266,719
*	Astronics Corp., Class B	988	20,689
*	Asure Software, Inc.	1,020	13,913
*	Atkore, Inc.	21,145	3,355,077
	Automatic Data Processing, Inc.	79,540	19,667,060
*	AZEK Co., Inc.	33,314	1,039,397
	AZZ, Inc.	10,432	462,451
	Barnes Group, Inc.	17,709	695,964
	Barrett Business Services, Inc.	4,200	381,066
*	Beacon Roofing Supply, Inc.	40,242	3,447,532
	BGSF, Inc.	2,055	20,797
*	Blue Bird Corp.	7,351	153,930
*	BlueLinx Holdings, Inc.	5,699	537,074
	Boise Cascade Co.	19,523	2,020,435
	Booz Allen Hamilton Holding Corp.	49,128	5,948,418
	Brady Corp., Class A	5,547	286,114
*	BrightView Holdings, Inc.	24,550	189,281
	Brink's Co.	14,105	1,029,101
	Broadridge Financial Solutions, Inc.	26,587	4,464,489
*	Builders FirstSource, Inc.	86,070	12,431,090
	BWX Technologies, Inc.	31,813	2,195,097
*	CACI International, Inc., Class A	11,545	4,045,830
	Carlisle Cos., Inc.	12,977	3,597,224
	Carrier Global Corp.	235,419	14,019,201
	Caterpillar, Inc.	96,606	25,617,013
*	CBIZ, Inc.	17,662	934,143
*	CECO Environmental Corp.	6,415	77,237
#*	Ceridian HCM Holding, Inc.	27,171	1,923,979
	CH Robinson Worldwide, Inc.	52,633	5,272,774
#*	Chart Industries, Inc.	10,560	1,923,610
*	Cimpress PLC	6,169	428,746
	Cintas Corp.	10,238	5,139,886
*	CIRCOR International, Inc.	5,527	307,854
*	Civeo Corp.	1,011	19,755
#*	Clarivate PLC	158,277	1,505,214
*	Clean Harbors, Inc.	7,000	1,163,820
	Columbus McKinnon Corp.	15,161	641,917
	Comfort Systems USA, Inc.	21,453	3,732,178
*	Commercial Vehicle Group, Inc.	4,998	52,479
	Concentrix Corp.	17,435	1,451,289
*	Conduent, Inc.	93,630	323,960
*	Construction Partners, Inc., Class A	13,366	392,960

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Copa Holdings SA, Class A	1,674	$197,565
*	Copart, Inc.	93,008	8,220,977
#*	Core & Main, Inc., Class A	30,548	965,622
	Covenant Logistics Group, Inc.	3,969	217,342
	CRA International, Inc.	3,712	371,534
	Crane Co.	19,929	1,867,148
	CSG Systems International, Inc.	13,407	691,667
	CSW Industrials, Inc.	2,666	481,346
	CSX Corp.	91,785	3,058,276
	Cummins, Inc.	31,008	8,086,886
	Curtiss-Wright Corp.	14,543	2,782,948
*	Daseke, Inc.	17,521	136,313
	Deere & Co.	41,942	18,018,283
	Deluxe Corp.	14,464	274,671
*	Distribution Solutions Group, Inc.	879	48,732
*	DLH Holdings Corp.	1,775	17,839
	Donaldson Co., Inc.	43,607	2,739,828
	Douglas Dynamics, Inc.	9,728	302,054
	Dover Corp.	32,492	4,742,857
#*	Driven Brands Holdings, Inc.	14,793	382,695
*	Ducommun, Inc.	4,599	230,594
	Dun & Bradstreet Holdings, Inc.	95,787	1,132,202
*	DXP Enterprises, Inc.	8,736	331,793
*	Dycom Industries, Inc.	13,062	1,300,714
	Eastern Co.	406	7,483
	Eaton Corp. PLC	48,798	10,019,205
	EMCOR Group, Inc.	21,238	4,567,020
	Emerson Electric Co.	53,871	4,921,116
#	Encore Wire Corp.	9,446	1,612,338
*	Energy Recovery, Inc.	15,444	470,733
	Enerpac Tool Group Corp.	19,790	543,829
	EnerSys	15,678	1,698,241
	Ennis, Inc.	9,841	211,975
	EnPro Industries, Inc.	7,949	1,103,162
*	Enviri Corp.	18,453	174,012
	Equifax, Inc.	37,994	7,753,816
	Esab Corp.	13,512	928,274
	ESCO Technologies, Inc.	10,261	1,031,744
*	EVI Industries, Inc.	546	13,890
*	ExlService Holdings, Inc.	8,863	1,249,240
	Expeditors International of Washington, Inc.	74,296	9,457,881
	Exponent, Inc.	17,890	1,602,586
	Fastenal Co.	120,564	7,066,256
	Federal Signal Corp.	20,957	1,280,263
	FedEx Corp.	34,050	9,191,797
	Ferguson PLC	33,071	5,344,935
*	First Advantage Corp.	12,263	183,945
	Flowserve Corp.	58,570	2,211,603
*	Fluor Corp.	80,455	2,492,496
*	Forrester Research, Inc.	6,479	206,486
	Fortive Corp.	62,984	4,934,796
	Fortune Brands Innovations, Inc.	54,020	3,839,201
	Forward Air Corp.	5,320	632,229
*	Franklin Covey Co.	1,000	47,650
	Franklin Electric Co., Inc.	16,186	1,599,501
#*	FTI Consulting, Inc.	11,305	1,980,184
#*	FuelCell Energy, Inc.	121,775	266,687
*	Gates Industrial Corp. PLC	50,501	687,824
	GATX Corp.	12,483	1,564,869

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Gencor Industries, Inc.	1,295	$19,749
*	Generac Holdings, Inc.	11,397	1,751,719
	General Dynamics Corp.	36,473	8,154,633
	General Electric Co.	67,008	7,654,994
	Genpact Ltd.	65,648	2,369,236
*	Gibraltar Industries, Inc.	11,471	741,830
	Global Industrial Co.	13,866	395,181
*	GMS, Inc.	23,585	1,737,979
	Gorman-Rupp Co.	10,775	341,568
	Graco, Inc.	44,929	3,564,218
#	GrafTech International Ltd.	65,197	344,240
*	Graham Corp.	400	5,600
	Granite Construction, Inc.	20,453	837,141
*	Great Lakes Dredge & Dock Corp.	24,151	202,868
	Greenbrier Cos., Inc.	8,814	407,119
	Griffon Corp.	11,346	473,355
*	GXO Logistics, Inc.	30,006	2,012,502
	H&E Equipment Services, Inc.	18,812	913,887
#*	Hayward Holdings, Inc.	17,796	237,755
	Healthcare Services Group, Inc.	14,378	181,307
	Heartland Express, Inc.	21,648	353,945
#	HEICO Corp.	6,380	1,122,752
	HEICO Corp., Class A	10,599	1,487,570
	Heidrick & Struggles International, Inc.	13,193	359,773
	Helios Technologies, Inc.	10,966	693,051
	Herc Holdings, Inc.	13,754	1,840,698
#*	Hertz Global Holdings, Inc.	80,765	1,360,890
	Hexcel Corp.	24,874	1,758,094
	Hillenbrand, Inc.	30,207	1,568,952
#	HNI Corp.	27,994	814,345
	Honeywell International, Inc.	56,806	11,027,749
	Howmet Aerospace, Inc.	44,416	2,271,434
*	Hub Group, Inc., Class A	15,279	1,377,096
	Hubbell, Inc.	15,791	4,926,792
*	Hudson Technologies, Inc.	5,879	53,440
	Huntington Ingalls Industries, Inc.	15,881	3,647,389
	Hurco Cos., Inc.	600	13,974
*	Huron Consulting Group, Inc.	15,259	1,443,044
	Hyster-Yale Materials Handling, Inc.	4,600	219,696
	ICF International, Inc.	11,598	1,363,809
	IDEX Corp.	13,064	2,949,982
*	IES Holdings, Inc.	5,100	292,332
	Illinois Tool Works, Inc.	45,363	11,944,985
	Ingersoll Rand, Inc.	57,396	3,746,237
	Insperity, Inc.	15,143	1,781,574
	Insteel Industries, Inc.	8,702	280,640
	Interface, Inc.	26,096	254,958
	ITT, Inc.	34,285	3,414,786
	Jacobs Solutions, Inc.	37,892	4,752,036
	JB Hunt Transport Services, Inc.	16,190	3,301,789
*	JELD-WEN Holding, Inc.	23,982	427,119
	John Bean Technologies Corp.	14,222	1,757,981
	Johnson Controls International PLC	73,863	5,137,172
	Kadant, Inc.	3,538	788,443
	Kaman Corp.	10,382	237,644
	KBR, Inc.	70,863	4,357,366
	Kelly Services, Inc., Class A	41,047	751,981
	Kennametal, Inc.	27,729	845,180
#	Kforce, Inc.	10,203	647,278

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Kirby Corp.	13,118	$1,068,855
	Knight-Swift Transportation Holdings, Inc.	26,733	1,624,030
	Korn Ferry	38,795	2,043,721
*	Kratos Defense & Security Solutions, Inc.	47,526	717,167
*	L B Foster Co., Class A	958	13,431
	L3Harris Technologies, Inc.	21,832	4,136,946
	Landstar System, Inc.	8,219	1,673,306
	Leidos Holdings, Inc.	49,349	4,615,612
	Lennox International, Inc.	8,078	2,968,180
	Lincoln Electric Holdings, Inc.	15,261	3,063,035
	Lindsay Corp.	2,870	380,361
*	Liquidity Services, Inc.	12,769	214,264
	LSI Industries, Inc.	1,800	22,680
*	Manitex International, Inc.	3,706	18,604
*	Manitowoc Co., Inc.	25,263	457,766
	ManpowerGroup, Inc.	28,144	2,219,999
	Marten Transport Ltd.	18,264	413,862
	Masco Corp.	36,846	2,235,815
*	Masonite International Corp.	5,689	594,785
*	MasTec, Inc.	29,617	3,487,402
*	Masterbrand, Inc.	54,020	667,147
*	Matrix Service Co.	7,677	48,595
	Matson, Inc.	7,707	720,296
	Matthews International Corp., Class A	16,082	738,164
	Maximus, Inc.	23,155	1,939,463
*	Mayville Engineering Co., Inc.	2,139	25,861
	McGrath RentCorp	13,124	1,264,891
*	Mercury Systems, Inc.	21,123	802,252
*	Middleby Corp.	19,200	2,915,520
	Miller Industries, Inc.	3,803	144,286
	MillerKnoll, Inc.	33,151	648,765
*	Mistras Group, Inc.	3,871	29,962
*	Montrose Environmental Group, Inc.	1,269	51,356
	Moog, Inc., Class A	11,052	1,165,323
*	MRC Global, Inc.	47,330	534,356
	MSA Safety, Inc.	12,027	1,996,482
	MSC Industrial Direct Co., Inc., Class A	20,705	2,089,549
	Mueller Industries, Inc.	7,007	567,987
	Mueller Water Products, Inc., Class A	50,101	806,125
*	MYR Group, Inc.	7,511	1,070,768
	Nordson Corp.	11,289	2,840,425
	Northrop Grumman Corp.	16,085	7,157,825
*	Northwest Pipe Co.	1,100	35,838
*	NOW, Inc.	52,422	597,087
*	NV5 Global, Inc.	4,791	524,854
	nVent Electric PLC	59,476	3,145,091
	Old Dominion Freight Line, Inc.	13,358	5,603,547
#	Omega Flex, Inc.	391	35,002
*	OPENLANE, Inc.	61,621	967,450
	Oshkosh Corp.	24,608	2,265,659
	Otis Worldwide Corp.	54,344	4,943,130
	PACCAR, Inc.	128,694	11,084,414
*	PAM Transportation Services, Inc.	6,042	156,246
	Park Aerospace Corp.	14,265	207,270
	Parker-Hannifin Corp.	29,925	12,269,549
#	Park-Ohio Holdings Corp.	3,500	67,445
*	Parsons Corp.	51,875	2,563,663
	Paychex, Inc.	59,905	7,516,280
	Paycom Software, Inc.	7,995	2,948,236

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Paycor HCM, Inc.	9,552	$256,567
*	Paylocity Holding Corp.	8,247	1,870,832
	Pentair PLC	53,787	3,738,196
*	PGT Innovations, Inc.	15,776	451,351
#	Pitney Bowes, Inc.	84,697	333,706
#*	Plug Power, Inc.	72,728	954,191
	Powell Industries, Inc.	8,550	519,669
	Preformed Line Products Co.	1,265	219,490
	Primoris Services Corp.	25,253	802,035
*	Proto Labs, Inc.	12,989	430,585
*	Quad/Graphics, Inc.	7,409	43,861
	Quanex Building Products Corp.	7,566	212,907
	Quanta Services, Inc.	32,248	6,501,842
*	Radiant Logistics, Inc.	10,535	81,120
*	RBC Bearings, Inc.	3,798	858,538
#*	RCM Technologies, Inc.	4,300	87,333
	Regal Rexnord Corp.	15,264	2,383,932
*	Resideo Technologies, Inc.	62,423	1,168,559
	Resources Connection, Inc.	28,262	451,627
	REV Group, Inc.	27,233	352,123
	Robert Half, Inc.	66,571	4,936,240
	Rockwell Automation, Inc.	21,413	7,200,978
	Rollins, Inc.	38,571	1,574,854
	RTX Corp.	175,840	15,461,611
	Rush Enterprises, Inc., Class A	21,180	1,369,922
#	Rush Enterprises, Inc., Class B	6,222	427,514
*	RXO, Inc.	28,710	633,056
	Ryder System, Inc.	13,664	1,395,778
*	Saia, Inc.	6,443	2,726,291
#	Schneider National, Inc., Class B	24,897	767,077
	Science Applications International Corp.	33,243	4,033,706
	Sensata Technologies Holding PLC	42,595	1,799,639
#*	Shoals Technologies Group, Inc., Class A	12,918	335,351
	Shyft Group, Inc.	9,151	132,049
	Simpson Manufacturing Co., Inc.	459	72,522
#*	SiteOne Landscape Supply, Inc.	15,733	2,674,610
	Snap-on, Inc.	11,496	3,131,970
*	SP Plus Corp.	7,147	274,802
*	SPX Technologies, Inc.	14,335	1,212,884
	SS&C Technologies Holdings, Inc.	52,452	3,055,329
	Standex International Corp.	4,182	621,320
	Stanley Black & Decker, Inc.	27,187	2,698,853
	Steelcase, Inc., Class A	43,039	368,844
*	Stericycle, Inc.	22,332	948,887
*	Sterling Infrastructure, Inc.	12,473	748,255
#*	Sunrun, Inc.	68,635	1,302,692
	Tecnoglass, Inc.	8,988	423,155
	Tennant Co.	5,214	418,371
	Terex Corp.	25,302	1,483,456
	Tetra Tech, Inc.	14,065	2,379,939
	Textainer Group Holdings Ltd.	34,340	1,411,374
	Textron, Inc.	40,523	3,151,474
*	Thermon Group Holdings, Inc.	12,875	355,479
	Timken Co.	24,186	2,245,912
*	Titan International, Inc.	40,500	505,845
*	Titan Machinery, Inc.	12,204	389,552
	Toro Co.	31,583	3,210,412
#*	TPI Composites, Inc.	10,362	61,550
	Trane Technologies PLC	38,759	7,730,095

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Transcat, Inc.	923	$77,421
	TransDigm Group, Inc.	6,038	5,432,509
	TransUnion	35,258	2,809,710
*	Trex Co., Inc.	18,825	1,301,561
*	TriNet Group, Inc.	33,098	3,482,903
	Trinity Industries, Inc.	49,407	1,295,452
	Triton International Ltd.	40,227	3,391,538
*	Triumph Group, Inc.	12,119	153,305
*	TrueBlue, Inc.	26,951	402,917
	TTEC Holdings, Inc.	16,398	564,747
*	Tutor Perini Corp.	27,914	235,873
*	Twin Disc, Inc.	3,200	41,600
*	Uber Technologies, Inc.	96,639	4,779,765
	UFP Industries, Inc.	15,953	1,639,330
#	U-Haul Holding Co.	9,888	601,784
	U-Haul Holding Co., Non Voting	86,917	4,972,522
*	Ultralife Corp.	1,376	11,269
	UniFirst Corp.	5,617	911,639
	Union Pacific Corp.	3,419	793,276
	United Parcel Service, Inc., Class B	69,974	13,094,235
	United Rentals, Inc.	23,892	11,102,135
*	Univar Solutions, Inc.	86,469	3,124,990
	Universal Logistics Holdings, Inc.	7,757	241,165
*	V2X, Inc.	3,988	205,222
	Valmont Industries, Inc.	4,853	1,284,832
	Verisk Analytics, Inc.	53,470	12,241,422
	Veritiv Corp.	4,463	625,400
*	Verra Mobility Corp.	74,744	1,568,877
	Vertiv Holdings Co., Class A	32,352	841,476
*	Viad Corp.	2,443	68,917
#*	Vicor Corp.	3,380	311,873
	VSE Corp.	5,608	301,430
#	Wabash National Corp.	16,346	387,073
#	Watsco, Inc.	9,649	3,649,155
	Watts Water Technologies, Inc., Class A	9,849	1,837,134
	Werner Enterprises, Inc.	20,925	983,894
	WESCO International, Inc.	27,404	4,811,320
	Westinghouse Air Brake Technologies Corp.	37,639	4,457,963
*	Willdan Group, Inc.	8,900	179,602
*	Willis Lease Finance Corp.	474	20,045
*	WillScot Mobile Mini Holdings Corp.	78,050	3,742,497
	Woodward, Inc.	13,450	1,619,111
	WW Grainger, Inc.	18,655	13,776,531
*	XPO, Inc.	28,710	1,987,880
	Xylem, Inc.	40,255	4,538,751
TOTAL INDUSTRIALS			793,590,212
INFORMATION TECHNOLOGY — (20.9%)
	A10 Networks, Inc.	19,143	297,099
	Accenture PLC, Class A	88,943	28,137,118
*	ACI Worldwide, Inc.	38,080	883,075
	Adeia, Inc.	45,448	546,285
*	Adobe, Inc.	52,437	28,639,516
#	ADTRAN Holdings, Inc.	5,408	52,620
	Advanced Energy Industries, Inc.	6,787	849,597
*	Advanced Micro Devices, Inc.	152,977	17,500,569
#*	Agilysys, Inc.	5,872	432,355
*	Airgain, Inc.	869	4,128
*	Akamai Technologies, Inc.	10,100	954,450

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Alarm.com Holdings, Inc.	12,390	$684,052
*	Alithya Group, Inc., Class A	5,238	9,952
*	Alkami Technology, Inc.	1,920	32,410
#*	Allegro MicroSystems, Inc.	18,763	968,358
*	Altair Engineering, Inc., Class A	5,164	386,990
	Amdocs Ltd.	34,245	3,206,702
	American Software, Inc., Class A	10,000	115,300
	Amkor Technology, Inc.	40,886	1,189,374
	Amphenol Corp., Class A	48,137	4,250,978
*	Amtech Systems, Inc.	2,892	31,089
	Analog Devices, Inc.	30,539	6,093,447
*	ANSYS, Inc.	9,506	3,252,003
*	Appfolio, Inc., Class A	3,060	552,605
	Apple, Inc.	1,647,860	323,722,097
	Applied Materials, Inc.	136,989	20,766,163
*	AppLovin Corp., Class A	46,314	1,454,260
*	Arista Networks, Inc.	27,089	4,201,233
*	Arlo Technologies, Inc.	29,474	334,825
*	Arrow Electronics, Inc.	31,698	4,518,233
*	Aspen Technology, Inc.	11,562	2,063,817
*	Atlassian Corp., Class A	3,158	574,567
*	Autodesk, Inc.	30,824	6,534,380
*	Aviat Networks, Inc.	3,288	100,514
*	Avid Technology, Inc.	11,813	281,622
	Avnet, Inc.	51,032	2,475,052
#*	Axcelis Technologies, Inc.	3,800	761,824
*	AXT, Inc.	2,116	6,581
	Badger Meter, Inc.	4,664	767,881
	Bel Fuse, Inc., Class B	1,962	105,261
	Belden, Inc.	6,879	664,787
	Benchmark Electronics, Inc.	15,479	410,348
#	Bentley Systems, Inc., Class B	19,807	1,067,201
#*	Bills Holdings, Inc.	10,710	1,342,391
*	Black Knight, Inc.	31,507	2,215,572
*	Blackbaud, Inc.	13,856	1,045,435
*	Box, Inc., Class A	43,941	1,373,156
*	Brightcove, Inc.	4,594	20,627
	Broadcom, Inc.	74,752	67,175,885
*	Cadence Design Systems, Inc.	28,832	6,746,976
*	Calix, Inc.	17,025	767,998
*	Cambium Networks Corp.	7,569	122,618
#*	CCC Intelligent Solutions Holdings, Inc.	48,853	538,360
	CDW Corp.	23,351	4,368,272
*	Cerence, Inc.	9,764	271,537
*	Ciena Corp.	51,755	2,184,061
*	Cirrus Logic, Inc.	16,433	1,327,786
	Cisco Systems, Inc.	538,922	28,045,501
#*	Clearfield, Inc.	2,900	135,546
*	Cloudflare, Inc., Class A	1,245	85,619
	Cognex Corp.	17,591	960,820
	Cognizant Technology Solutions Corp., Class A	97,526	6,439,642
*	Cognyte Software Ltd.	11,933	64,677
*	Cohu, Inc.	16,220	708,003
*	CommVault Systems, Inc.	9,409	733,243
*	Computer Task Group, Inc.	2,600	20,566
	Comtech Telecommunications Corp.	16,490	167,538
#*	Confluent, Inc., Class A	26,232	906,053
*	Consensus Cloud Solutions, Inc.	5,537	179,454
*	Corsair Gaming, Inc.	7,782	143,811

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Crane NXT Co.	19,929	$1,178,800
*	Credo Technology Group Holding Ltd.	6,402	108,642
*	Crowdstrike Holdings, Inc., Class A	5,896	953,147
*	Daktronics, Inc.	27,724	199,336
*	Datadog, Inc., Class A	12,787	1,492,499
	Dell Technologies, Inc., Class C	37,645	1,992,173
*	Digi International, Inc.	18,650	781,994
*»	Digital Turbine, Inc.	6,658	72,173
#*	DigitalOcean Holdings, Inc.	11,515	570,223
#*	DocuSign, Inc.	11,679	628,564
	Dolby Laboratories, Inc., Class A	13,478	1,194,286
*	DoubleVerify Holdings, Inc.	7,117	299,626
*	Dropbox, Inc., Class A	60,938	1,642,279
*	DXC Technology Co.	70,662	1,953,804
*	Dynatrace, Inc.	37,766	2,065,423
#*	DZS, Inc.	4,045	15,250
#*	E2open Parent Holdings, Inc.	22,564	116,205
#	Ebix, Inc.	7,750	239,940
*	eGain Corp.	5,400	39,798
*	EngageSmart, Inc.	20,363	386,082
#	Entegris, Inc.	3,617	396,821
#*	Envestnet, Inc.	16,573	1,027,195
*	EPAM Systems, Inc.	6,964	1,649,145
*	ePlus, Inc.	10,129	570,769
*	Everbridge, Inc.	7,074	218,162
*	Extreme Networks, Inc.	33,960	902,996
*	F5, Inc.	16,825	2,662,388
*	Fabrinet	3,800	469,832
*	Fair Isaac Corp.	4,835	4,051,585
*	FARO Technologies, Inc.	8,629	143,155
#*	Fastly, Inc., Class A	59,291	1,089,176
*	Flex Ltd.	117,628	3,218,302
*	FormFactor, Inc.	24,905	925,470
*	Fortinet, Inc.	90,979	7,070,888
	Frequency Electronics, Inc.	1,723	11,906
#*	Freshworks, Inc., Class A	27,482	512,814
*	Gartner, Inc.	15,549	5,497,971
	Gen Digital, Inc.	140,877	2,740,058
#*	Genasys, Inc.	2,697	7,525
*	Globant SA	16,089	2,811,231
*	GoDaddy, Inc., Class A	29,862	2,302,062
*	Grid Dynamics Holdings, Inc.	12,934	134,772
*	Guidewire Software, Inc.	13,703	1,162,288
	Hackett Group, Inc.	10,466	243,334
#*	Harmonic, Inc.	31,429	468,921
*	HashiCorp, Inc., Class A	13,172	390,023
	Hewlett Packard Enterprise Co.	247,770	4,306,243
	HP, Inc.	159,732	5,244,002
*	HubSpot, Inc.	3,347	1,943,101
*	Ichor Holdings Ltd.	2,900	112,288
*	Identiv, Inc.	2,402	18,519
#	Immersion Corp.	17,100	120,726
#*	indie Semiconductor, Inc., Class A	9,228	87,481
#*	Infinera Corp.	15,658	70,461
*	Informatica, Inc., Class A	12,363	235,392
	Information Services Group, Inc.	10,339	53,246
#*	Insight Enterprises, Inc.	15,003	2,200,790
	Intel Corp.	144,256	5,160,037
	InterDigital, Inc.	14,728	1,365,138

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	International Business Machines Corp.	164,167	$23,669,598
*	Intevac, Inc.	1,900	6,802
	Intuit, Inc.	28,354	14,508,742
*	Iteris, Inc.	2,900	12,064
*	Itron, Inc.	15,418	1,212,934
	Jabil, Inc.	28,489	3,152,878
#*	Jamf Holding Corp.	19,352	420,325
*	JFrog Ltd.	15,475	476,166
	Juniper Networks, Inc.	80,116	2,227,225
*	Key Tronic Corp.	334	1,954
*	Keysight Technologies, Inc.	19,330	3,113,676
*	Kimball Electronics, Inc.	1,207	35,220
	KLA Corp.	23,419	12,036,195
*	Knowles Corp.	5,403	98,713
	Kulicke & Soffa Industries, Inc.	16,980	1,016,762
*	KVH Industries, Inc.	1,119	9,579
*	Kyndryl Holdings, Inc.	48,271	659,382
	Lam Research Corp.	21,505	15,451,127
#*	Lantronix, Inc.	3,255	14,648
*	Lattice Semiconductor Corp.	13,590	1,235,875
*	LGL Group, Inc.	400	1,936
*	LiveRamp Holdings, Inc.	21,184	604,591
#*	Lumentum Holdings, Inc.	11,512	602,768
#*	Luna Innovations, Inc.	2,774	25,077
*	Magnachip Semiconductor Corp.	3,441	31,829
*	Manhattan Associates, Inc.	12,444	2,372,075
	Marvell Technology, Inc.	89,246	5,812,592
*	MaxLinear, Inc.	21,271	524,756
	Methode Electronics, Inc.	3,283	110,440
	Microsoft Corp.	560,488	188,279,129
#*	Mitek Systems, Inc.	11,112	113,454
	MKS Instruments, Inc.	13,839	1,510,804
*	Model N, Inc.	3,029	100,926
#*	MongoDB, Inc.	4,024	1,703,762
	Monolithic Power Systems, Inc.	4,208	2,354,334
	Motorola Solutions, Inc.	18,324	5,252,208
*	M-Tron Industries, Inc.	200	2,292
*	N-able, Inc.	41,202	579,712
#	Napco Security Technologies, Inc.	5,808	217,684
	National Instruments Corp.	37,283	2,199,697
*	NCR Corp.	66,686	1,792,520
	NetApp, Inc.	48,439	3,778,726
*	NETGEAR, Inc.	16,004	218,295
*	NetScout Systems, Inc.	37,138	1,038,007
*	Novanta, Inc.	5,473	968,174
*	Nutanix, Inc., Class A	15,210	459,342
	NVIDIA Corp.	217,693	101,725,762
*	Okta, Inc.	40,962	3,148,339
*	Olo, Inc., Class A	7,418	58,305
	ON24, Inc.	11,470	101,509
*	OneSpan, Inc.	28,789	395,561
*	Onto Innovation, Inc.	11,356	1,411,778
	Oracle Corp.	197,919	23,202,044
*	OSI Systems, Inc.	5,992	714,426
*	Palantir Technologies, Inc., Class A	104,386	2,071,018
#*	Palo Alto Networks, Inc.	31,633	7,906,985
#*	PAR Technology Corp.	2,565	88,723
	PC Connection, Inc.	12,067	584,163
	PCTEL, Inc.	8,847	43,793

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	PDF Solutions, Inc.	9,700	$446,103
*	Perficient, Inc.	7,464	476,129
	PFSweb, Inc.	1,693	7,686
*	Photronics, Inc.	20,910	553,069
*	Plexus Corp.	5,981	589,069
	Power Integrations, Inc.	13,516	1,312,944
#*	PowerSchool Holdings, Inc., Class A	33,298	804,813
*	Procore Technologies, Inc.	5,334	404,584
	Progress Software Corp.	20,683	1,242,221
*	PTC, Inc.	18,579	2,709,004
*	Pure Storage, Inc., Class A	52,181	1,930,175
*	Q2 Holdings, Inc.	4,086	144,930
	QUALCOMM, Inc.	204,712	27,056,785
*	Qualys, Inc.	10,551	1,464,479
*	Rambus, Inc.	24,838	1,555,107
*	RF Industries Ltd.	1,338	5,058
#*	Ribbon Communications, Inc.	44,248	140,709
	Richardson Electronics Ltd.	500	6,900
*	Rimini Street, Inc.	8,000	21,760
	Roper Technologies, Inc.	10,925	5,386,571
*	Salesforce, Inc.	69,881	15,723,924
	Sapiens International Corp. NV	13,958	376,029
*	ScanSource, Inc.	16,687	502,112
*	SecureWorks Corp., Class A	1,149	8,824
#*	Semtech Corp.	3,182	92,914
#*	SentinelOne, Inc., Class A	41,547	692,588
*	ServiceNow, Inc.	8,494	4,952,002
#*	SigmaTron International, Inc.	497	2,962
*	Silicon Laboratories, Inc.	8,571	1,278,279
#*	SiTime Corp.	2,366	305,238
	Skyworks Solutions, Inc.	6,505	743,977
*	Snowflake, Inc., Class A	5,978	1,062,350
*	SolarEdge Technologies, Inc.	958	231,319
*	SolarWinds Corp.	53,126	559,948
#*	SoundThinking, Inc.	2,086	47,394
*	Splunk, Inc.	9,233	1,000,211
*	SPS Commerce, Inc.	6,903	1,245,232
*	Squarespace, Inc., Class A	19,099	632,941
*	Stratasys Ltd.	44,977	815,433
*	Super Micro Computer, Inc.	19,450	6,423,751
*	Synaptics, Inc.	8,811	795,721
*	Synopsys, Inc.	12,955	5,853,069
	TD SYNNEX Corp.	24,685	2,436,656
	TE Connectivity Ltd.	14,607	2,095,958
*	Teledyne Technologies, Inc.	6,892	2,650,181
*	Teradata Corp.	28,040	1,594,074
	Teradyne, Inc.	39,378	4,447,351
*	TransAct Technologies, Inc.	300	2,394
*	Trimble, Inc.	41,381	2,226,298
*	Turtle Beach Corp.	7,085	79,706
*	Twilio, Inc., Class A	37,503	2,476,323
*	Tyler Technologies, Inc.	6,196	2,457,519
#*	UiPath, Inc., Class A	105,946	1,915,504
*	Unisys Corp.	27,940	151,994
#*	Unity Software, Inc.	15,369	704,515
	Universal Display Corp.	10,772	1,571,419
*	Upland Software, Inc.	5,855	23,127
*	Varonis Systems, Inc., Class B	6,877	197,370
*	Verint Systems, Inc.	22,732	849,495

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	VeriSign, Inc.	11,886	$2,507,352
#*	Viasat, Inc.	15,788	488,481
*	Viavi Solutions, Inc.	69,486	755,313
*	Vishay Precision Group, Inc.	335	12,532
*	VMware, Inc., Class A	27,689	4,364,617
	Vontier Corp.	60,322	1,865,759
*	Workday, Inc., Class A	9,527	2,259,138
	Xerox Holdings Corp.	75,806	1,211,380
*	Xperi, Inc.	4,459	58,502
*	Zebra Technologies Corp., Class A	5,282	1,626,645
*	Zoom Video Communications, Inc., Class A	27,323	2,004,142
*	Zscaler, Inc.	6,657	1,067,650
TOTAL INFORMATION TECHNOLOGY			1,250,671,432
MATERIALS — (3.3%)
	Albemarle Corp.	18,782	3,987,043
	Amcor PLC	413,245	4,239,894
	American Vanguard Corp.	18,721	338,101
	AptarGroup, Inc.	31,738	3,854,897
*	Arconic Corp.	28,124	840,626
	Ashland, Inc.	11,225	1,025,516
*	ATI, Inc.	43,216	2,060,539
	Avery Dennison Corp.	25,352	4,665,022
	Avient Corp.	52,689	2,135,485
*	Axalta Coating Systems Ltd.	126,183	4,037,856
	Balchem Corp.	10,731	1,445,895
	Ball Corp.	75,649	4,439,840
	Berry Global Group, Inc.	67,658	4,436,335
*	Bioceres Crop Solutions Corp.	1,600	20,624
	Carpenter Technology Corp.	7,921	474,151
#	Celanese Corp.	17,423	2,184,670
	Chase Corp.	2,929	368,732
*	Clearwater Paper Corp.	3,528	113,707
#*	Coeur Mining, Inc.	78,459	241,654
	Commercial Metals Co.	49,157	2,812,764
	Compass Minerals International, Inc.	7,876	298,264
	Corteva, Inc.	117,661	6,639,610
	Crown Holdings, Inc.	53,890	4,998,836
	Dow, Inc.	56,313	3,179,995
	DuPont de Nemours, Inc.	74,817	5,808,044
	Eastman Chemical Co.	10,656	911,940
	Ecolab, Inc.	31,027	5,682,285
	Element Solutions, Inc.	146,782	3,076,551
	FMC Corp.	37,642	3,622,290
	FutureFuel Corp.	803	7,805
	Glatfelter Corp.	6,681	22,715
	Graphic Packaging Holding Co.	125,414	3,035,019
	Greif, Inc., Class A	13,296	983,505
	Greif, Inc., Class B	1,339	105,875
	Hawkins, Inc.	8,004	374,187
	Haynes International, Inc.	4,632	232,341
	HB Fuller Co.	22,634	1,675,595
#	Hecla Mining Co.	266,789	1,536,705
	Huntsman Corp.	71,820	2,138,081
*	Ingevity Corp.	10,768	689,367
	Innospec, Inc.	11,478	1,229,753
	International Flavors & Fragrances, Inc.	44,004	3,723,178
	International Paper Co.	25,068	903,952
*	Intrepid Potash, Inc.	3,405	93,638

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Koppers Holdings, Inc.	7,005	$268,011
#	Kronos Worldwide, Inc.	14,098	131,816
#*	Livent Corp.	41,022	1,009,962
	Louisiana-Pacific Corp.	23,804	1,812,199
*	LSB Industries, Inc.	19,989	223,277
	LyondellBasell Industries NV, Class A	38,036	3,760,239
	Martin Marietta Materials, Inc.	6,116	2,730,549
	Materion Corp.	5,029	599,155
	Mercer International, Inc.	40,641	361,705
	Minerals Technologies, Inc.	10,230	627,611
	Mosaic Co.	89,306	3,640,113
#*	MP Materials Corp.	20,436	487,399
	Myers Industries, Inc.	11,436	224,260
	NewMarket Corp.	4,416	1,994,707
	Newmont Corp.	110,357	4,736,522
	Northern Technologies International Corp.	2,004	24,950
	Nucor Corp.	89,142	15,340,447
	Packaging Corp. of America	18,668	2,862,738
#*	Piedmont Lithium, Inc.	1,514	83,058
	PPG Industries, Inc.	46,750	6,727,325
#	Quaker Chemical Corp.	2,069	414,586
*	Ranpak Holdings Corp.	36,015	230,856
*	Rayonier Advanced Materials, Inc.	28,802	136,233
	Reliance Steel & Aluminum Co.	38,438	11,256,953
††	Resolute Forest Products, Inc.	1,960	2,097
	Royal Gold, Inc.	26,906	3,232,487
	RPM International, Inc.	37,574	3,881,770
	Ryerson Holding Corp.	21,788	925,772
	Schnitzer Steel Industries, Inc., Class A	14,549	526,819
	Sealed Air Corp.	37,703	1,720,011
	Sensient Technologies Corp.	12,748	816,382
	Sherwin-Williams Co.	53,394	14,763,441
	Silgan Holdings, Inc.	48,162	2,111,904
	Sonoco Products Co.	41,200	2,415,968
	Steel Dynamics, Inc.	67,991	7,246,481
	Stepan Co.	11,634	1,114,770
	Sylvamo Corp.	3,221	158,054
*	TimkenSteel Corp.	11,300	263,290
	TriMas Corp.	8,095	208,527
	Trinseo PLC	25,000	440,500
	Vulcan Materials Co.	16,633	3,667,577
	WestRock Co.	25,627	853,123
	Worthington Industries, Inc.	23,049	1,719,916
TOTAL MATERIALS			200,446,442
REAL ESTATE — (0.4%)
*	Anywhere Real Estate, Inc.	45,697	382,941
*	CBRE Group, Inc., Class A	64,518	5,374,995
*	CoStar Group, Inc.	70,618	5,929,793
*	Cushman & Wakefield PLC	93,135	915,517
*	Five Point Holdings LLC, Class A	2,194	7,569
#*	Forestar Group, Inc.	10,714	315,849
*	FRP Holdings, Inc.	513	29,431
*	Howard Hughes Corp.	5,920	499,826
*	Jones Lang LaSalle, Inc.	19,813	3,299,855
	Kennedy-Wilson Holdings, Inc.	16,283	268,669
	Marcus & Millichap, Inc.	13,033	478,050
*	Maui Land & Pineapple Co., Inc.	7,404	110,394
	Newmark Group, Inc., Class A	56,992	394,385

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Rafael Holdings, Inc., Class B	781	$1,562
	RE/MAX Holdings, Inc., Class A	6,670	131,466
	RMR Group, Inc., Class A	4,376	103,186
	St. Joe Co.	3,317	210,563
	Stratus Properties, Inc.	321	9,110
*	Zillow Group, Inc., Class A	15,795	840,610
*	Zillow Group, Inc., Class C	42,797	2,317,885
TOTAL REAL ESTATE			21,621,656
UTILITIES — (1.0%)
	American States Water Co.	16,212	1,433,303
	American Water Works Co., Inc.	39,837	5,873,169
	Atmos Energy Corp.	21,360	2,599,726
#	Avangrid, Inc.	17,764	658,689
	Brookfield Renewable Corp., Class A	62,213	1,939,179
	California Water Service Group	24,812	1,315,532
	CenterPoint Energy, Inc.	40,900	1,230,681
	Chesapeake Utilities Corp.	3,888	459,717
	Clearway Energy, Inc., Class A	5,815	143,456
	Clearway Energy, Inc., Class C	10,478	276,724
	Consolidated Edison, Inc.	54,591	5,178,502
#	Consolidated Water Co. Ltd.	2,963	57,956
	Constellation Energy Corp.	34,829	3,366,223
	Edison International	61,041	4,392,510
	Essential Utilities, Inc.	67,432	2,851,699
	Eversource Energy	73,375	5,307,214
	Exelon Corp.	72,515	3,035,478
	Genie Energy Ltd., Class B	2,902	38,916
	Global Water Resources, Inc.	1,296	16,459
	Middlesex Water Co.	7,528	605,402
	New Jersey Resources Corp.	48,614	2,173,046
	Northwest Natural Holding Co.	11,007	472,971
#	ONE Gas, Inc.	18,334	1,450,769
#	Ormat Technologies, Inc.	34,429	2,799,078
*	Pure Cycle Corp.	16,610	204,635
	Sempra	16,874	2,514,564
	SJW Group	15,217	1,072,190
#	Southwest Gas Holdings, Inc.	24,550	1,618,827
#	Spire, Inc.	17,762	1,129,130
#*	Sunnova Energy International, Inc.	65,670	1,159,732
	UGI Corp.	71,703	1,935,264
	Unitil Corp.	4,502	234,284
	York Water Co.	1,961	81,048
TOTAL UTILITIES			57,626,073
TOTAL COMMON STOCKS			5,839,282,404
PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	4,748	128,765
TOTAL INVESTMENT SECURITIES (Cost $3,590,225,457)			5,839,411,169

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 5.190%	9,503,527	9,503,527

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@§	The DFA Short Term Investment Fund	11,842,048	$136,976,964
TOTAL INVESTMENTS — (100.0%)
(Cost $3,736,694,538)^^			$5,985,891,660
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$533,010,754	$11,264	—	$533,022,018
Consumer Discretionary	763,933,519	—	—	763,933,519
Consumer Staples	339,414,049	—	—	339,414,049
Energy	143,130,150	—	—	143,130,150
Financials	938,222,561	—	—	938,222,561
Health Care	797,471,428	—	$132,864	797,604,292
Industrials	793,590,212	—	—	793,590,212
Information Technology	1,250,599,259	72,173	—	1,250,671,432
Materials	200,444,345	—	2,097	200,446,442
Real Estate	21,621,656	—	—	21,621,656
Utilities	57,626,073	—	—	57,626,073
Preferred Stocks
Industrials	128,765	—	—	128,765
Temporary Cash Investments	9,503,527	—	—	9,503,527
Securities Lending Collateral	—	136,976,964	—	136,976,964
TOTAL	$5,848,696,298	$137,060,401	$134,961^	$5,985,891,660

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Sustainability Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (3.8%)
*	Advantage Solutions, Inc.	14,211	$36,806
*	AMC Networks, Inc., Class A	9,488	119,739
#*	Angi, Inc.	14,425	55,825
	ATN International, Inc.	4,817	175,050
*	Bandwidth, Inc., Class A	4,927	74,644
*	Boston Omaha Corp., Class A	6,984	136,328
*	Bumble, Inc., Class A	13,520	250,390
	Cable One, Inc.	486	351,835
#*	Cardlytics, Inc.	1,282	14,961
*	Cargurus, Inc.	8,937	202,512
*	Cars.com, Inc.	22,316	509,028
*	Consolidated Communications Holdings, Inc.	20,375	72,943
*	Cumulus Media, Inc., Class A	4,400	27,896
*	Daily Journal Corp.	335	96,989
*	DHI Group, Inc.	10,038	37,843
#*	DISH Network Corp., Class A	20,074	159,187
*	EchoStar Corp., Class A	10,737	208,620
	Entravision Communications Corp., Class A	19,330	92,397
*	EW Scripps Co., Class A	17,618	173,713
*	Frontier Communications Parent, Inc.	43,280	788,129
*	Gaia, Inc.	2,180	5,123
#*	Gannett Co., Inc.	14,444	40,732
	GCI Liberty, Inc.	4,474	4,046
	Gray Television, Inc.	22,809	216,001
*	iHeartMedia, Inc., Class A	14,521	68,684
	John Wiley & Sons, Inc., Class A	9,430	322,789
*	Liberty Broadband Corp., Class A	3,304	293,494
*	Liberty Broadband Corp., Class C	5,338	475,776
*	Liberty Latin America Ltd., Class A	9,032	75,869
*	Liberty Latin America Ltd., Class C	40,654	338,241
*	Liberty Media Corp.-Liberty SiriusXM, Class A	8,713	276,202
*	Liberty Media Corp.-Liberty SiriusXM, Class C	7,930	252,412
*	Lions Gate Entertainment Corp., Class A	11,192	85,955
*	Lions Gate Entertainment Corp., Class B	20,510	150,133
*	Madison Square Garden Entertainment Corp.	6,162	214,684
*	Magnite, Inc.	33,205	502,392
#	Marcus Corp.	7,922	123,583
	News Corp., Class A	73,887	1,464,440
	News Corp., Class B	37,632	756,780
	Nexstar Media Group, Inc.	5,865	1,095,113
	Paramount Global, Class A	4,246	81,778
	Paramount Global, Class B	42,267	677,540
*	Playstudios, Inc.	2,290	11,290
*	PubMatic, Inc., Class A	7,070	141,329
*	QuinStreet, Inc.	9,126	81,039
	Saga Communications, Inc., Class A	900	19,476
	Scholastic Corp.	9,036	390,265
	Shenandoah Telecommunications Co.	11,701	218,458
	Sinclair, Inc.	9,016	125,413
#	Skillz, Inc., Class A	1,866	22,317
#*	Sphere Entertainment Co.	6,162	261,577
	TEGNA, Inc.	41,776	706,014
	Telephone & Data Systems, Inc.	31,636	253,721

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Thryv Holdings, Inc.	8,806	$208,702
*	TripAdvisor, Inc.	7,516	140,173
*	TrueCar, Inc.	26,700	65,415
*	U.S. Cellular Corp.	14,673	259,859
*	Urban One, Inc.	10,394	59,038
*	WideOpenWest, Inc.	18,436	151,913
*	Yelp, Inc.	2,367	106,633
*	Ziff Davis, Inc.	8,182	593,359
TOTAL COMMUNICATION SERVICES			14,922,593
CONSUMER DISCRETIONARY — (16.6%)
*	1-800-Flowers.com, Inc., Class A	10,859	94,256
*	1stdibs.com, Inc.	5,318	21,697
*	2U, Inc.	8,525	40,750
	Aaron's Co., Inc.	5,964	94,350
*	Abercrombie & Fitch Co., Class A	14,721	583,099
	Academy Sports & Outdoors, Inc.	20,183	1,206,742
	Acushnet Holdings Corp.	3,107	185,270
*	Adient PLC	21,740	925,254
#	ADT, Inc.	58,282	371,839
*	Adtalem Global Education, Inc.	15,236	658,805
	Advance Auto Parts, Inc.	3,439	255,827
*	American Axle & Manufacturing Holdings, Inc.	37,610	355,415
	American Eagle Outfitters, Inc.	45,591	640,554
*	American Public Education, Inc.	4,851	24,304
*	America's Car-Mart, Inc.	1,706	203,219
*	Asbury Automotive Group, Inc.	3,350	755,760
	Autoliv, Inc.	7,926	799,971
*	AutoNation, Inc.	8,609	1,385,877
#*	Bally's Corp.	6,272	102,108
*	Barnes & Noble Education, Inc.	1,560	2,293
	Bassett Furniture Industries, Inc.	2,964	52,166
*	Beazer Homes USA, Inc.	8,533	286,965
	Big Lots, Inc.	7,200	73,800
*	Biglari Holdings, Inc., Class B	611	124,131
*	BJ's Restaurants, Inc.	5,474	206,151
*	Boot Barn Holdings, Inc.	4,261	400,108
	BorgWarner, Inc.	51,783	2,407,910
	Brunswick Corp.	7,234	624,367
	Build-A-Bear Workshop, Inc.	3,093	75,933
	Caleres, Inc.	7,880	213,075
*	Capri Holdings Ltd.	16,145	595,912
*	CarParts.com, Inc.	11,817	59,321
	Carriage Services, Inc.	841	27,223
*	Carrols Restaurant Group, Inc.	19,900	117,211
	Cato Corp., Class A	6,492	55,182
*	Cavco Industries, Inc.	1,879	555,526
*	Century Casinos, Inc.	6,956	55,300
	Century Communities, Inc.	9,462	730,656
*	Chegg, Inc.	9,063	91,808
*	Chico's FAS, Inc.	27,697	168,952
*	Chuy's Holdings, Inc.	5,799	241,180
*	Citi Trends, Inc.	1,944	36,644
	Columbia Sportswear Co.	5,460	429,211
*	Conn's, Inc.	7,549	37,141
*	Container Store Group, Inc.	11,305	41,376
*	Culp, Inc.	4,000	22,800
	Dana, Inc.	34,963	663,598
*	Delta Apparel, Inc.	2,016	16,692

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Designer Brands, Inc., Class A	15,098	$150,225
*	Destination XL Group, Inc.	4,208	21,713
#	Dillard's, Inc., Class A	1,830	627,763
*	Dorman Products, Inc.	6,099	516,524
*	Duluth Holdings, Inc., Class B	9,967	72,360
	El Pollo Loco Holdings, Inc.	9,071	96,606
	Escalade, Inc.	2,840	41,464
	Ethan Allen Interiors, Inc.	8,291	260,918
*	Fiesta Restaurant Group, Inc.	8,112	62,462
*	First Watch Restaurant Group, Inc.	3,630	67,663
	Flexsteel Industries, Inc.	2,199	43,034
#	Foot Locker, Inc.	22,860	614,248
*	Fossil Group, Inc.	14,885	41,380
#*	Full House Resorts, Inc.	2,414	15,498
#*	Funko, Inc., Class A	4,695	38,311
	Gap, Inc.	79,349	817,295
*	Genesco, Inc.	3,080	86,887
*	Gentherm, Inc.	4,281	255,875
*	G-III Apparel Group Ltd.	12,698	262,976
*	Goodyear Tire & Rubber Co.	75,031	1,206,499
*	GoPro, Inc., Class A	29,429	120,365
	Graham Holdings Co., Class B	1,065	624,889
*	Green Brick Partners, Inc.	12,789	722,834
	Group 1 Automotive, Inc.	4,074	1,053,251
#*	GrowGeneration Corp.	11,568	46,041
	Guess?, Inc.	8,357	175,413
	Hamilton Beach Brands Holding Co., Class A	3,030	29,846
	Harley-Davidson, Inc.	24,334	939,536
	Haverty Furniture Cos., Inc.	4,085	145,426
#*	Helen of Troy Ltd.	4,180	590,634
	Hibbett, Inc.	2,907	134,885
*	Hilton Grand Vacations, Inc.	11,251	523,172
	Hooker Furnishings Corp.	3,752	75,303
*	Hovnanian Enterprises, Inc., Class A	832	88,708
	Johnson Outdoors, Inc., Class A	2,261	133,670
	KB Home	15,696	847,113
»	Kohl's Corp.	25,805	734,152
	Lakeland Industries, Inc.	2,662	41,181
*	Lands' End, Inc.	8,069	75,687
*	Landsea Homes Corp.	8,705	85,918
*	Latham Group, Inc.	5,772	22,742
	Laureate Education, Inc.	33,957	435,329
	La-Z-Boy, Inc.	12,228	383,592
*	Lazydays Holdings, Inc.	2,255	29,563
	LCI Industries	5,011	682,849
	Lear Corp.	3,921	606,814
*	Legacy Housing Corp.	6,100	144,692
	Leggett & Platt, Inc.	12,221	357,586
#	Levi Strauss & Co., Class A	8,884	133,882
*	LGI Homes, Inc.	6,369	883,699
*	Life Time Group Holdings, Inc.	6,458	116,825
	Lifetime Brands, Inc.	6,271	34,491
*	Lincoln Educational Services Corp.	9,167	65,177
	Lithia Motors, Inc.	5,861	1,820,016
*	LL Flooring Holdings, Inc.	7,236	28,437
#*	Lovesac Co.	1,972	57,740
	Macy's, Inc.	58,161	964,891
*	Malibu Boats, Inc., Class A	3,900	233,805
*	MarineMax, Inc.	7,027	283,399

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Marriott Vacations Worldwide Corp.	3,720	$478,057
*	MasterCraft Boat Holdings, Inc.	2,182	66,878
	MDC Holdings, Inc.	19,481	998,986
*	Modine Manufacturing Co.	14,884	559,043
*	Mohawk Industries, Inc.	11,917	1,267,254
	Monarch Casino & Resort, Inc.	1,391	96,424
	Monro, Inc.	6,952	254,791
*	Motorcar Parts of America, Inc.	5,801	52,035
	Movado Group, Inc.	5,203	149,326
*	National Vision Holdings, Inc.	3,538	76,527
	Newell Brands, Inc.	71,183	794,402
*	ODP Corp.	12,767	636,818
#*	OneWater Marine, Inc., Class A	1,794	67,544
	Oxford Industries, Inc.	2,628	283,430
	Patrick Industries, Inc.	6,092	527,263
#*	Penn Entertainment, Inc.	12,848	337,774
	Penske Automotive Group, Inc.	13,166	2,125,256
*	Perdoceo Education Corp.	20,573	274,650
#*	Petco Health & Wellness Co., Inc., Class A	26,481	216,085
	PetMed Express, Inc.	3,703	54,249
*	Phinia, Inc.	10,356	293,800
*	Playa Hotels & Resorts NV	50,237	409,934
	PulteGroup, Inc.	41,310	3,486,151
	PVH Corp.	12,745	1,142,462
	Ralph Lauren Corp.	2,156	283,147
	RCI Hospitality Holdings, Inc.	1,296	90,396
	Rocky Brands, Inc.	2,089	42,031
*	Sally Beauty Holdings, Inc.	8,044	96,287
	Shoe Carnival, Inc.	8,162	217,191
#	Signet Jewelers Ltd.	9,278	746,786
*	Skechers USA, Inc., Class A	6,104	339,260
*	Solid Power, Inc.	17,626	50,410
*	Solo Brands, Inc., Class A	9,073	53,168
	Sonic Automotive, Inc., Class A	7,204	345,000
*	Sportsman's Warehouse Holdings, Inc.	13,073	82,360
	Standard Motor Products, Inc.	5,710	217,951
	Steven Madden Ltd.	12,330	411,575
*	Stitch Fix, Inc., Class A	22,126	113,064
*	Stoneridge, Inc.	6,961	142,283
	Strategic Education, Inc.	6,226	467,573
*	Strattec Security Corp.	1,038	24,279
*	Stride, Inc.	8,373	319,932
	Superior Group of Cos., Inc.	4,197	39,578
*	Taylor Morrison Home Corp.	28,582	1,383,940
#	Thor Industries, Inc.	11,625	1,342,571
#*	Tile Shop Holdings, Inc.	5,840	37,142
*	Tilly's, Inc., Class A	7,075	61,340
	Toll Brothers, Inc.	24,849	1,996,120
*	TopBuild Corp.	997	273,108
*	Topgolf Callaway Brands Corp.	39,303	784,881
*	Traeger, Inc.	6,567	29,289
*	Tri Pointe Homes, Inc.	27,021	861,429
*	Under Armour, Inc., Class A	22,778	183,591
*	Under Armour, Inc., Class C	34,608	256,791
*	Unifi, Inc.	5,046	39,914
*	Universal Electronics, Inc.	3,964	44,278
*	Universal Technical Institute, Inc.	8,739	63,620
	Upbound Group, Inc.	8,812	305,160
*	Urban Outfitters, Inc.	25,412	924,234

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Vera Bradley, Inc.	8,847	$59,629
	VF Corp.	4,338	85,936
*	VOXX International Corp.	7,772	71,813
	Weyco Group, Inc.	3,084	84,193
	Winnebago Industries, Inc.	8,937	614,866
*	Zumiez, Inc.	5,100	96,186
TOTAL CONSUMER DISCRETIONARY			65,222,424
CONSUMER STAPLES — (3.8%)
#	Alico, Inc.	1,590	41,181
	Andersons, Inc.	10,801	527,305
*	BellRing Brands, Inc.	6,703	240,973
	Calavo Growers, Inc.	2,698	101,795
*	Central Garden & Pet Co.	3,200	129,536
*	Central Garden & Pet Co., Class A	11,216	428,675
*	Darling Ingredients, Inc.	10,167	704,065
*	Duckhorn Portfolio, Inc.	19,367	243,637
	Edgewell Personal Care Co.	14,529	572,588
	Fresh Del Monte Produce, Inc.	13,924	370,100
*	Grocery Outlet Holding Corp.	11,507	384,909
*	Hain Celestial Group, Inc.	18,729	237,296
*	Hostess Brands, Inc.	31,604	759,760
	Ingles Markets, Inc., Class A	4,426	375,325
	Ingredion, Inc.	8,908	991,104
	Lifevantage Corp.	2,900	14,674
	MGP Ingredients, Inc.	1,313	149,695
*	Mission Produce, Inc.	4,164	48,386
	Molson Coors Beverage Co., Class B	23,822	1,662,061
	Natural Grocers by Vitamin Cottage, Inc., Class C	6,617	82,382
*	Nature's Sunshine Products, Inc.	5,004	69,806
	Nu Skin Enterprises, Inc., Class A	10,665	313,444
	Oil-Dri Corp. of America	2,079	130,499
*	Performance Food Group Co.	9,418	562,820
*	Post Holdings, Inc.	10,929	932,244
	PriceSmart, Inc.	4,790	372,327
*	Seneca Foods Corp., Class A	1,485	57,269
*	Simply Good Foods Co.	14,276	552,624
	SpartanNash Co.	10,756	241,364
	Spectrum Brands Holdings, Inc.	8,388	657,703
	Tootsie Roll Industries, Inc.	2,373	82,723
*	TreeHouse Foods, Inc.	13,420	692,606
*	U.S. Foods Holding Corp.	21,537	920,276
*	United Natural Foods, Inc.	14,545	302,536
*	USANA Health Sciences, Inc.	2,402	155,914
	Village Super Market, Inc., Class A	3,681	85,694
*	Vital Farms, Inc.	4,819	56,382
	Weis Markets, Inc.	7,812	518,248
*	Whole Earth Brands, Inc.	2,362	9,566
TOTAL CONSUMER STAPLES			14,779,492
ENERGY — (3.5%)
	Archrock, Inc.	44,368	517,331
*	Bristow Group, Inc.	2,467	75,910
*	Clean Energy Fuels Corp.	56,392	278,013
	Delek U.S. Holdings, Inc.	17,167	473,637
*	DMC Global, Inc.	3,266	61,597
*	Dril-Quip, Inc.	9,081	235,107
*	Expro Group Holdings NV	12,329	273,580

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Forum Energy Technologies, Inc.	2,297	$62,501
*	Geospace Technologies Corp.	3,758	30,102
*	Green Plains, Inc.	6,947	246,688
*	Helix Energy Solutions Group, Inc.	45,791	439,594
	HF Sinclair Corp.	40,798	2,125,168
*	Independence Contract Drilling, Inc.	2,563	8,099
*	Nabors Industries Ltd.	592	72,514
*	Natural Gas Services Group, Inc.	4,461	45,904
*	Newpark Resources, Inc.	27,372	151,093
*	NexTier Oilfield Solutions, Inc.	36,171	431,158
	Northern Oil & Gas, Inc.	2,059	81,063
	NOV, Inc.	61,555	1,236,024
*	Oceaneering International, Inc.	918	20,609
*	Oil States International, Inc.	18,990	152,680
	Patterson-UTI Energy, Inc.	42,848	678,712
*	ProPetro Holding Corp.	28,061	292,957
	Range Resources Corp.	26,378	829,061
*	Ranger Energy Services, Inc.	1,079	11,329
*	REX American Resources Corp.	5,319	196,909
	RPC, Inc.	47,481	395,042
	Select Water Solutions, Inc., Class A	26,160	220,006
	Sitio Royalties Corp., Class A	9,676	264,542
	Solaris Oilfield Infrastructure, Inc., Class A	5,772	63,088
*	TechnipFMC PLC	86,764	1,591,252
#*	Transocean Ltd.	170,805	1,503,084
	Vitesse Energy, Inc.	3,273	82,447
	World Kinect Corp.	19,599	441,761
TOTAL ENERGY			13,588,562
FINANCIALS — (27.0%)
	1st Source Corp.	5,639	264,469
*	Acacia Research Corp.	19,904	79,417
#	ACNB Corp.	1,459	50,627
	Affiliated Managers Group, Inc.	7,049	977,273
	Alerus Financial Corp.	4,356	86,162
	Ally Financial, Inc.	50,877	1,553,784
	Amalgamated Financial Corp.	6,562	130,978
	A-Mark Precious Metals, Inc.	4,919	200,646
*	Ambac Financial Group, Inc.	13,700	193,718
	Amerant Bancorp, Inc.	7,261	143,913
*	American Equity Investment Life Holding Co.	23,300	1,250,511
	American Financial Group, Inc.	1,991	242,125
	American National Bankshares, Inc.	2,683	110,754
	Ameris Bancorp	18,718	817,041
#	Ames National Corp.	2,367	45,588
	Argo Group International Holdings Ltd.	6,054	179,804
	Arrow Financial Corp.	3,215	64,686
*	AssetMark Financial Holdings, Inc.	5,627	168,247
	Associated Banc-Corp.	37,197	704,883
	Associated Capital Group, Inc., Class A	306	11,337
	Assured Guaranty Ltd.	13,118	784,194
	Atlantic Union Bankshares Corp.	20,288	648,810
*	Atlanticus Holdings Corp.	2,725	110,907
	Axis Capital Holdings Ltd.	20,660	1,138,779
*	Axos Financial, Inc.	15,445	725,915
	Banc of California, Inc.	16,271	231,211
	BancFirst Corp.	3,724	372,028
*	Bancorp, Inc.	10,406	394,387
	Bank of Marin Bancorp	4,948	103,809

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Bank of NT Butterfield & Son Ltd.	4,327	$139,027
	Bank OZK	23,037	1,007,408
	Bank7 Corp.	779	20,612
	BankFinancial Corp.	3,100	27,807
	BankUnited, Inc.	15,959	476,217
	Bankwell Financial Group, Inc.	1,826	49,941
	Banner Corp.	8,029	382,261
	Bar Harbor Bankshares	4,147	113,255
	BayCom Corp.	3,607	72,717
	BCB Bancorp, Inc.	5,064	65,072
	Berkshire Hills Bancorp, Inc.	12,128	276,640
*	Blue Foundry Bancorp	4,624	47,211
	Blue Ridge Bankshares, Inc.	4,083	34,420
*	BM Technologies, Inc.	554	1,668
	BOK Financial Corp.	11,627	1,035,733
	Bread Financial Holdings, Inc.	11,309	470,115
*	Bridgewater Bancshares, Inc.	3,669	39,295
*	Brighthouse Financial, Inc.	15,826	825,009
	Brookline Bancorp, Inc.	24,590	262,621
	Business First Bancshares, Inc.	5,554	113,579
	Byline Bancorp, Inc.	9,356	205,364
	C&F Financial Corp.	728	40,935
	Cadence Bank	37,124	929,956
#	Cambridge Bancorp	1,384	85,171
	Camden National Corp.	4,208	145,513
*	Cannae Holdings, Inc.	6,252	127,416
	Capital Bancorp, Inc.	1,866	37,600
	Capital City Bank Group, Inc.	5,210	168,960
	Capitol Federal Financial, Inc.	35,402	234,715
	Capstar Financial Holdings, Inc.	6,833	101,675
*	Carter Bankshares, Inc.	6,178	90,755
	Cass Information Systems, Inc.	3,169	120,264
	Cathay General Bancorp	19,842	754,790
	Central Pacific Financial Corp.	5,722	104,369
	Central Valley Community Bancorp	3,231	55,250
	Chemung Financial Corp.	687	29,307
	Citizens & Northern Corp.	4,970	105,364
	City Holding Co.	1,283	126,902
	Civista Bancshares, Inc.	4,388	80,037
	CNA Financial Corp.	7,631	298,830
	CNB Financial Corp.	5,545	107,906
	CNO Financial Group, Inc.	21,516	553,392
*	Coastal Financial Corp.	886	40,021
	Codorus Valley Bancorp, Inc.	2,623	57,680
	Colony Bankcorp, Inc.	4,760	51,027
	Columbia Banking System, Inc.	29,892	668,086
#*	Columbia Financial, Inc.	9,142	159,802
	Comerica, Inc.	7,243	390,832
	Community Bank System, Inc.	7,427	399,795
	Community Trust Bancorp, Inc.	4,858	186,450
	ConnectOne Bancorp, Inc.	10,393	212,745
*	Consumer Portfolio Services, Inc.	5,067	64,908
*	CrossFirst Bankshares, Inc.	12,402	144,731
	Cullen/Frost Bankers, Inc.	2,489	270,256
*	Customers Bancorp, Inc.	6,486	272,282
	CVB Financial Corp.	6,196	116,919
	Dime Community Bancshares, Inc.	10,625	238,000
	Donegal Group, Inc., Class A	7,840	114,229
	Eagle Bancorp Montana, Inc.	1,400	18,452

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Eagle Bancorp, Inc.	6,952	$192,570
	East West Bancorp, Inc.	18,984	1,180,995
	Eastern Bankshares, Inc.	33,415	471,820
*	eHealth, Inc.	5,412	40,915
	Employers Holdings, Inc.	7,389	285,437
	Enact Holdings, Inc.	5,757	156,590
*	Encore Capital Group, Inc.	6,530	349,355
*	Enova International, Inc.	9,073	499,832
*	Enstar Group Ltd.	3,148	805,510
	Enterprise Bancorp, Inc.	2,368	75,397
	Enterprise Financial Services Corp.	9,682	396,962
	Equity Bancshares, Inc., Class A	4,772	129,608
	Esquire Financial Holdings, Inc.	668	33,363
	Essent Group Ltd.	20,860	1,034,656
	Evans Bancorp, Inc.	1,450	43,094
*	EZCORP, Inc., Class A	16,554	149,979
#	F&G Annuities & Life, Inc.	1,321	34,610
	Farmers & Merchants Bancorp, Inc.	288	6,140
	Farmers National Banc Corp.	9,510	130,762
	FB Financial Corp.	12,658	448,346
	Federal Agricultural Mortgage Corp., Class C	1,692	271,989
	Fidelity National Financial, Inc.	30,922	1,211,215
	Financial Institutions, Inc.	4,218	80,901
	First American Financial Corp.	20,698	1,311,839
	First Bancorp	8,483	280,618
	First BanCorp	40,277	598,113
	First Bancorp, Inc.	2,300	60,697
	First Bancshares, Inc.	5,219	163,407
#	First Bank	5,876	73,450
	First Busey Corp.	14,729	319,030
	First Business Financial Services, Inc.	2,501	85,009
	First Citizens BancShares, Inc., Class A	846	1,210,880
	First Commonwealth Financial Corp.	25,755	371,902
	First Community Bankshares, Inc.	4,987	167,713
	First Community Corp.	600	11,850
	First Financial Bancorp	25,997	600,271
	First Financial Corp.	2,404	91,857
	First Foundation, Inc.	13,759	100,578
	First Hawaiian, Inc.	24,348	503,760
	First Horizon Corp.	74,501	1,015,449
	First Internet Bancorp	2,790	62,887
	First Interstate BancSystem, Inc., Class A	13,826	397,221
	First Merchants Corp.	12,904	414,476
	First Mid Bancshares, Inc.	4,406	134,868
	First Northwest Bancorp	1,286	17,490
	First of Long Island Corp.	6,657	92,799
*	First Western Financial, Inc.	1,560	32,354
	FirstCash Holdings, Inc.	471	44,877
	Five Star Bancorp	521	12,858
	Flushing Financial Corp.	8,815	139,101
	FNB Corp.	73,336	937,967
	FS Bancorp, Inc.	2,327	72,137
	Fulton Financial Corp.	45,928	656,770
#*	FVCBankcorp, Inc.	731	9,401
*	Genworth Financial, Inc., Class A	110,404	646,967
	German American Bancorp, Inc.	6,238	183,771
	Great Southern Bancorp, Inc.	3,335	184,526
*	Green Dot Corp., Class A	11,474	224,317
	Greenhill & Co., Inc.	1,753	25,769

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Greenlight Capital Re Ltd., Class A	7,969	$81,921
	Guaranty Bancshares, Inc.	1,931	61,386
	Hancock Whitney Corp.	19,473	857,007
	Hanmi Financial Corp.	8,720	165,680
	Hanover Insurance Group, Inc.	258	29,278
	HarborOne Bancorp, Inc.	13,588	142,538
	HBT Financial, Inc.	2,851	56,564
	Heartland Financial USA, Inc.	10,551	362,321
	Heritage Commerce Corp.	15,470	148,512
	Heritage Financial Corp.	8,665	162,555
	Heritage Insurance Holdings, Inc.	5,200	23,452
#	Hingham Institution For Savings	293	65,178
	Home Bancorp, Inc.	2,324	82,781
	Home BancShares, Inc.	40,642	988,007
	HomeStreet, Inc.	3,600	33,120
	HomeTrust Bancshares, Inc.	3,299	80,199
	Hope Bancorp, Inc.	31,403	341,037
	Horace Mann Educators Corp.	11,397	343,392
	Horizon Bancorp, Inc.	9,468	117,309
	Independent Bank Corp.	6,102	367,645
	Independent Bank Corp.	6,289	129,931
	Independent Bank Group, Inc.	9,197	412,669
	International Bancshares Corp.	13,830	686,521
	Invesco Ltd.	82,884	1,392,451
	Investar Holding Corp.	2,815	41,803
	Investors Title Co.	336	52,601
	Jackson Financial, Inc., Class A	17,822	588,482
	James River Group Holdings Ltd.	9,803	181,257
	Janus Henderson Group PLC	32,542	955,108
	Jefferies Financial Group, Inc.	37,162	1,367,190
	Kearny Financial Corp.	20,045	172,187
	Kemper Corp.	13,545	690,389
	KeyCorp	4,810	59,211
	Lakeland Bancorp, Inc.	15,301	231,198
	Lakeland Financial Corp.	262	14,525
	LCNB Corp.	2,465	43,211
*	LendingClub Corp.	22,159	185,914
*	LendingTree, Inc.	2,227	54,339
	Live Oak Bancshares, Inc.	7,833	296,636
	Luther Burbank Corp.	11,664	120,139
	Macatawa Bank Corp.	10,179	100,263
	MainStreet Bancshares, Inc.	866	20,671
	Mercantile Bank Corp.	4,297	150,911
	Merchants Bancorp	8,128	256,926
	Mercury General Corp.	11,596	373,159
	Meridian Corp.	1,862	22,158
	Metrocity Bankshares, Inc.	2,506	53,729
#*	Metropolitan Bank Holding Corp.	2,634	119,294
	MGIC Investment Corp.	58,594	980,864
	Mid Penn Bancorp, Inc.	3,685	86,597
	Midland States Bancorp, Inc.	6,311	147,867
	MidWestOne Financial Group, Inc.	3,605	88,431
*	Mr Cooper Group, Inc.	10,331	598,888
	MVB Financial Corp.	2,600	66,534
	National Bank Holdings Corp., Class A	7,887	270,997
	National Bankshares, Inc.	833	24,798
	National Western Life Group, Inc., Class A	877	369,805
	Navient Corp.	31,054	591,268
	NBT Bancorp, Inc.	8,899	331,043

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Nelnet, Inc., Class A	6,145	$606,389
*	NerdWallet, Inc., Class A	2,356	26,411
	New York Community Bancorp, Inc.	159,366	2,210,406
	Nicolet Bankshares, Inc.	3,733	312,265
*	NMI Holdings, Inc., Class A	22,575	602,978
	Northeast Bank	2,260	107,666
	Northeast Community Bancorp, Inc.	2,108	34,129
	Northfield Bancorp, Inc.	14,286	174,003
	Northrim BanCorp, Inc.	1,563	74,711
	Northwest Bancshares, Inc.	34,632	428,052
	Norwood Financial Corp.	406	12,931
	OceanFirst Financial Corp.	15,684	292,193
*	Ocwen Financial Corp.	2,286	77,175
	OFG Bancorp	12,504	418,759
	Old National Bancorp	49,394	841,180
	Old Republic International Corp.	63,596	1,753,342
	Old Second Bancorp, Inc.	6,936	110,907
	OneMain Holdings, Inc.	16,553	752,830
	OP Bancorp	4,129	40,423
*	Oportun Financial Corp.	5,422	33,345
	Oppenheimer Holdings, Inc., Class A	2,246	85,595
	Orange County Bancorp, Inc.	444	19,998
	Origin Bancorp, Inc.	6,286	204,924
	Orrstown Financial Services, Inc.	3,080	72,072
	Pacific Premier Bancorp, Inc.	22,506	574,803
	PacWest Bancorp	25,239	234,723
	Park National Corp.	1,350	150,552
	Parke Bancorp, Inc.	1,744	34,601
	Pathward Financial, Inc.	4,654	241,822
*	Paysafe Ltd.	6,819	82,033
	PCB Bancorp	3,867	63,109
	Peapack-Gladstone Financial Corp.	4,995	146,004
	Penns Woods Bancorp, Inc.	542	14,618
	PennyMac Financial Services, Inc.	11,920	896,742
	Peoples Bancorp of North Carolina, Inc.	700	15,456
	Peoples Bancorp, Inc.	8,185	230,571
	Peoples Financial Services Corp.	1,223	56,490
	Pinnacle Financial Partners, Inc.	12,427	943,209
	Piper Sandler Cos.	2,245	328,578
#*	Ponce Financial Group, Inc.	7,900	72,917
	Popular, Inc.	15,077	1,093,836
*	PRA Group, Inc.	9,200	219,512
	Preferred Bank	3,018	199,429
	Premier Financial Corp.	9,732	210,795
	Primis Financial Corp.	6,655	63,289
#	Princeton Bancorp, Inc.	25	748
	ProAssurance Corp.	11,798	198,206
*	PROG Holdings, Inc.	7,072	286,982
	Prosperity Bancshares, Inc.	19,566	1,238,919
	Provident Bancorp, Inc.	2,278	22,005
	Provident Financial Services, Inc.	20,294	376,251
	QCR Holdings, Inc.	4,338	222,236
	Radian Group, Inc.	29,895	805,072
	RBB Bancorp	4,729	69,374
	Red River Bancshares, Inc.	888	43,521
	Regional Management Corp.	2,679	87,041
	Reinsurance Group of America, Inc.	5,233	734,452
	Renasant Corp.	14,288	442,071
*	Repay Holdings Corp.	8,482	70,825

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Republic Bancorp, Inc., Class A	3,891	$178,325
	Richmond Mutual BanCorp, Inc.	550	6,484
	Riverview Bancorp, Inc.	4,900	27,636
#*	Root, Inc., Class A	1,975	21,508
	S&T Bancorp, Inc.	10,418	329,000
	Safety Insurance Group, Inc.	3,227	232,344
	Sandy Spring Bancorp, Inc.	10,115	247,514
	Seacoast Banking Corp. of Florida	12,649	312,557
*	Security National Financial Corp., Class A	2,707	23,118
	Shore Bancshares, Inc.	9,496	113,002
	Sierra Bancorp	4,635	97,613
	Simmons First National Corp., Class A	27,207	549,309
*	SiriusPoint Ltd.	42,599	397,875
	SLM Corp.	14,803	239,513
	SmartFinancial, Inc.	4,132	103,796
	South Plains Financial, Inc.	3,123	83,853
*	Southern First Bancshares, Inc.	2,262	68,267
	Southern Missouri Bancorp, Inc.	2,534	121,809
	Southside Bancshares, Inc.	5,695	189,131
	SouthState Corp.	20,492	1,591,614
	Stellar Bancorp, Inc.	11,231	279,203
	Stewart Information Services Corp.	6,712	316,337
	Stifel Financial Corp.	14,362	912,561
	Stock Yards Bancorp, Inc.	2,431	116,226
*	StoneX Group, Inc.	4,090	376,321
	Summit Financial Group, Inc.	2,814	63,484
	Synovus Financial Corp.	28,428	963,709
	Territorial Bancorp, Inc.	2,739	32,416
*	Texas Capital Bancshares, Inc.	13,335	851,440
#	TFS Financial Corp.	12,164	176,500
*	Third Coast Bancshares, Inc.	115	2,378
	Timberland Bancorp, Inc.	2,200	68,838
	Tiptree, Inc.	10,446	154,287
	Tompkins Financial Corp.	2,760	166,042
	Towne Bank	19,389	490,154
	TriCo Bancshares	6,114	228,541
	Trinity Capital, Inc.	1,953	28,514
*	Triumph Financial, Inc.	3,826	271,302
	TrustCo Bank Corp. NY	5,345	162,435
	Trustmark Corp.	14,066	369,373
	UMB Financial Corp.	4,007	284,497
	United Bankshares, Inc.	27,479	918,898
	United Community Banks, Inc.	23,690	688,668
	United Fire Group, Inc.	7,194	172,944
	Unity Bancorp, Inc.	1,986	52,669
	Universal Insurance Holdings, Inc.	8,877	137,860
	Univest Financial Corp.	8,210	160,095
	Unum Group	41,877	2,035,641
	Valley National Bancorp	97,980	1,005,275
	Veritex Holdings, Inc.	10,667	229,447
	Victory Capital Holdings, Inc., Class A	5,371	178,102
	Virginia National Bankshares Corp.	813	29,455
	Virtu Financial, Inc., Class A	7,344	136,305
	Virtus Investment Partners, Inc.	1,211	249,139
	Voya Financial, Inc.	12,614	936,716
	Walker & Dunlop, Inc.	4,459	405,680
	Washington Federal, Inc.	17,645	547,701
	Washington Trust Bancorp, Inc.	1,943	62,293
	Waterstone Financial, Inc.	6,614	92,265

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Webster Financial Corp.	30,758	$1,455,469
	WesBanco, Inc.	15,539	435,247
	West BanCorp, Inc.	3,070	61,584
	Westamerica BanCorp	2,860	140,683
	Western Alliance Bancorp	8,942	464,537
	Western New England Bancorp, Inc.	5,200	34,788
	Westwood Holdings Group, Inc.	546	6,388
	White Mountains Insurance Group Ltd.	554	857,049
	Wintrust Financial Corp.	12,341	1,041,087
#*	World Acceptance Corp.	659	104,050
	WSFS Financial Corp.	16,039	701,706
	Zions Bancorp NA	10,561	403,958
TOTAL FINANCIALS			106,042,170
HEALTH CARE — (6.7%)
#*	23andMe Holding Co., Class A	6,054	11,624
*	2seventy bio, Inc.	8,089	61,396
*	Acadia Healthcare Co., Inc.	9,133	721,781
#*	AdaptHealth Corp.	6,581	90,423
*	Addus HomeCare Corp.	5,647	517,096
#*	Adicet Bio, Inc.	2,430	6,488
#*	Agiliti, Inc.	11,666	200,305
*	Agios Pharmaceuticals, Inc.	15,812	419,334
#*	Allogene Therapeutics, Inc.	25,971	128,816
#*	ALX Oncology Holdings, Inc.	2,574	15,727
*»	Amedisys, Inc.	5,253	477,183
*	American Well Corp., Class A	31,373	76,864
*	Amphastar Pharmaceuticals, Inc.	5,457	331,185
*	AnaptysBio, Inc.	4,500	88,695
*	AngioDynamics, Inc.	12,198	106,001
*	ANI Pharmaceuticals, Inc.	2,976	156,389
*	Anika Therapeutics, Inc.	4,896	114,224
*	Arcturus Therapeutics Holdings, Inc.	5,324	186,127
*	Arcus Biosciences, Inc.	6,578	130,902
*	Artivion, Inc.	5,856	102,012
*	aTyr Pharma, Inc.	7,976	15,633
*	Avanos Medical, Inc.	15,636	382,613
*	Avidity Biosciences, Inc.	15,859	150,819
#*	Avita Medical, Inc.	1,845	37,361
*	Azenta, Inc.	11,770	552,955
*	BioAtla, Inc.	4,601	13,757
*	Bio-Rad Laboratories, Inc., Class A	523	212,003
*	Brookdale Senior Living, Inc.	64,382	226,625
*	C4 Therapeutics, Inc.	5,992	23,309
#*	CareDx, Inc.	2,784	30,373
*	Castle Biosciences, Inc.	2,833	47,736
*	Catalent, Inc.	10,686	518,485
*	Century Therapeutics, Inc.	1,182	3,605
*	Certara, Inc.	17,765	345,885
*	Cogent Biosciences, Inc.	6,697	86,994
*	Computer Programs & Systems, Inc.	4,455	116,810
*	Cross Country Healthcare, Inc.	6,635	171,183
*	CryoPort, Inc.	7,925	127,355
*	Cullinan Oncology, Inc.	6,473	68,549
*	Cytek Biosciences, Inc.	9,916	88,847
*	Dynavax Technologies Corp.	4,682	65,501
*	Eagle Pharmaceuticals, Inc.	2,329	48,350
*	Edgewise Therapeutics, Inc.	5,472	39,891
*	Editas Medicine, Inc.	11,498	100,952

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Elanco Animal Health, Inc.	81,178	$979,818
*	Electromed, Inc.	666	6,793
*	Emergent BioSolutions, Inc.	9,730	66,942
*	Enhabit, Inc.	10,867	149,204
*	Enovis Corp.	14,812	946,487
*	Envista Holdings Corp.	36,379	1,251,801
#*	Fate Therapeutics, Inc.	8,465	34,960
*	FONAR Corp.	1,044	17,623
*	Fulcrum Therapeutics, Inc.	2,323	8,874
*	Fulgent Genetics, Inc.	7,488	290,759
*	Generation Bio Co.	10,700	54,356
*	GoodRx Holdings, Inc., Class A	14,044	129,767
*	Harvard Bioscience, Inc.	9,382	43,626
	HealthStream, Inc.	6,475	145,558
*	Immunic, Inc.	118	284
*	Innoviva, Inc.	21,349	289,279
*	Inogen, Inc.	6,505	53,146
*	Integer Holdings Corp.	7,867	727,540
*	Integra LifeSciences Holdings Corp.	3,741	170,103
*	Ironwood Pharmaceuticals, Inc.	15,123	167,714
*	iTeos Therapeutics, Inc.	5,270	74,096
*	KalVista Pharmaceuticals, Inc.	4,018	40,582
*	Kodiak Sciences, Inc.	11,107	33,210
*	Kura Oncology, Inc.	6,223	64,968
*	Larimar Therapeutics, Inc.	3,913	16,748
*	LENSAR, Inc.	858	2,814
#*	LifeStance Health Group, Inc.	4,077	38,283
*	Ligand Pharmaceuticals, Inc.	2,393	160,163
*	LivaNova PLC	6,803	397,635
	Mesa Laboratories, Inc.	603	77,582
*	Myriad Genetics, Inc.	21,889	489,219
	National HealthCare Corp.	4,992	294,628
*	Nautilus Biotechnology, Inc.	3,527	11,604
*	NeoGenomics, Inc.	13,101	227,040
*	Neuronetics, Inc.	4,549	8,962
*	NextGen Healthcare, Inc.	12,261	203,900
#*	NGM Biopharmaceuticals, Inc.	14,800	35,076
*	Nkarta, Inc.	4,928	11,285
*	Nurix Therapeutics, Inc.	3,249	31,548
*	NuVasive, Inc.	7,584	312,537
*	Olema Pharmaceuticals, Inc.	11,243	97,252
*	OmniAb, Inc.	5,892	32,406
*»	OmniAb, Inc.	907	0
*»	OmniAb, Inc.	907	0
*	Omnicell, Inc.	1,234	77,927
#*	OPKO Health, Inc.	85,880	159,737
*	OraSure Technologies, Inc.	17,707	83,577
*	Organogenesis Holdings, Inc.	14,062	60,045
#*	ORIC Pharmaceuticals, Inc.	2,838	23,726
*	Orthofix Medical, Inc.	6,531	128,595
*	OrthoPediatrics Corp.	1,938	80,912
*	Owens & Minor, Inc.	19,047	366,464
*	Pacira BioSciences, Inc.	5,586	203,051
	Patterson Cos., Inc.	15,278	502,493
*††	PDL BioPharma, Inc.	11,311	20,842
*	Pediatrix Medical Group, Inc.	20,632	283,277
*	Pennant Group, Inc.	2,287	26,255
	Perrigo Co. PLC	31,145	1,141,153
*	Personalis, Inc.	9,281	21,903

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	PetIQ, Inc.	5,025	$84,119
	Phibro Animal Health Corp., Class A	3,800	55,024
*	PMV Pharmaceuticals, Inc.	4,762	31,143
#*	Poseida Therapeutics, Inc.	17,921	31,003
*	Prelude Therapeutics, Inc.	6,582	25,736
	Premier, Inc., Class A	26,926	747,196
*	Prestige Consumer Healthcare, Inc.	9,555	623,082
#*	ProPhase Labs, Inc.	2,203	16,038
*	Quanterix Corp.	2,488	61,802
*	REGENXBIO, Inc.	4,085	77,615
*	Sage Therapeutics, Inc.	8,761	303,831
*	Seer, Inc., Class A	12,766	64,596
	Select Medical Holdings Corp.	10,943	328,399
#*	Semler Scientific, Inc.	800	19,640
#	SIGA Technologies, Inc.	9,302	53,393
#*	SomaLogic, Inc.	5,416	13,269
*	Supernus Pharmaceuticals, Inc.	10,930	335,442
*	Sutro Biopharma, Inc.	7,987	35,702
*	Syneos Health, Inc.	2,924	124,007
*	Talaris Therapeutics, Inc.	3,772	11,127
*	Taro Pharmaceutical Industries Ltd.	7,103	259,615
*	Terns Pharmaceuticals, Inc.	2,613	18,866
	Universal Health Services, Inc., Class B	16,077	2,234,060
	Utah Medical Products, Inc.	400	39,332
*	Vanda Pharmaceuticals, Inc.	18,376	106,213
*	Varex Imaging Corp.	13,258	308,779
*	Veracyte, Inc.	15,450	424,103
*	Veradigm, Inc.	35,681	482,407
	Viatris, Inc.	15,541	163,647
*	Vir Biotechnology, Inc.	7,441	104,769
*	Vor BioPharma, Inc.	4,178	12,618
*	Xencor, Inc.	8,458	205,445
#*	XOMA Corp.	662	10,427
*	Zimvie, Inc.	2,760	37,867
*	Zymeworks, Inc.	3,764	28,079
TOTAL HEALTH CARE			26,272,683
INDUSTRIALS — (20.5%)
*	3D Systems Corp.	30,407	264,845
*	AAR Corp.	10,315	616,837
	ABM Industries, Inc.	15,571	720,626
	ACCO Brands Corp.	27,186	165,563
	Acme United Corp.	800	24,336
	Acuity Brands, Inc.	1,966	324,862
	AGCO Corp.	12,422	1,653,368
	Air Lease Corp.	34,505	1,460,942
	Alamo Group, Inc.	3,558	689,398
*	Alight, Inc., Class A	66,065	646,116
	Allied Motion Technologies, Inc.	4,747	184,658
	Alta Equipment Group, Inc.	717	11,580
*	American Superconductor Corp.	8,401	84,682
*	American Woodmark Corp.	4,684	358,982
*	API Group Corp.	4,801	138,077
	Apogee Enterprises, Inc.	6,087	301,489
	ARC Document Solutions, Inc.	15,000	52,200
	ArcBest Corp.	7,233	841,343
	Arcosa, Inc.	13,644	1,053,044
	Argan, Inc.	3,568	135,727
*	ASGN, Inc.	10,413	794,720

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Astec Industries, Inc.	6,477	$319,964
*	Astronics Corp.	8,264	173,379
*	Asure Software, Inc.	5,807	79,207
*	AZEK Co., Inc.	19,300	602,160
	AZZ, Inc.	3,989	176,832
	Barnes Group, Inc.	14,703	577,828
*	Beacon Roofing Supply, Inc.	14,220	1,218,227
	BGSF, Inc.	1,600	16,192
*	BlueLinx Holdings, Inc.	2,431	229,097
	Boise Cascade Co.	11,682	1,208,970
	Brady Corp., Class A	9,439	486,864
*	BrightView Holdings, Inc.	23,164	178,594
*	Builders FirstSource, Inc.	24,363	3,518,748
*	CACI International, Inc., Class A	1,880	658,827
*	CBIZ, Inc.	7,321	387,208
*	CECO Environmental Corp.	12,455	149,958
*	CIRCOR International, Inc.	1,100	61,270
*	Civeo Corp.	3,828	74,799
#*	Clarivate PLC	34,641	329,436
	Columbus McKinnon Corp.	7,859	332,750
*	Commercial Vehicle Group, Inc.	8,639	90,710
	Concentrix Corp.	5,579	464,396
*	Concrete Pumping Holdings, Inc.	11,209	90,457
*	Conduent, Inc.	58,988	204,098
	Covenant Logistics Group, Inc.	3,189	174,630
	CRA International, Inc.	896	89,681
	Deluxe Corp.	10,799	205,073
*	Distribution Solutions Group, Inc.	1,370	75,953
	Douglas Dynamics, Inc.	962	29,870
*	Ducommun, Inc.	3,684	184,716
	Dun & Bradstreet Holdings, Inc.	78,969	933,414
*	DXP Enterprises, Inc.	5,281	200,572
*	Dycom Industries, Inc.	1,475	146,881
	Eastern Co.	1,042	19,204
	Encore Wire Corp.	4,821	822,896
	EnerSys	6,822	738,959
	Eneti, Inc.	5,800	73,544
	Ennis, Inc.	8,289	178,545
	EnPro Industries, Inc.	5,896	818,247
*	Enviri Corp.	19,072	179,849
	Esab Corp.	8,696	597,415
	ESCO Technologies, Inc.	6,001	603,401
*	EVI Industries, Inc.	201	5,113
	Federal Signal Corp.	7,451	455,182
*	First Advantage Corp.	26,743	401,145
	Flowserve Corp.	10,350	390,816
*	Fluor Corp.	13,263	410,888
*	Forrester Research, Inc.	2,985	95,132
#*	FuelCell Energy, Inc.	37,471	82,061
*	Gates Industrial Corp. PLC	77,664	1,057,784
	GATX Corp.	6,688	838,408
*	Gencor Industries, Inc.	1,912	29,158
*	Gibraltar Industries, Inc.	7,051	455,988
*	GMS, Inc.	7,150	526,883
	Gorman-Rupp Co.	2,800	88,760
*	Graham Corp.	3,300	46,200
	Granite Construction, Inc.	13,630	557,876
*	Great Lakes Dredge & Dock Corp.	16,189	135,988
	Greenbrier Cos., Inc.	9,305	429,798

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Hayward Holdings, Inc.	28,986	$387,253
	Healthcare Services Group, Inc.	13,935	175,720
	Heartland Express, Inc.	16,777	274,304
	Heidrick & Struggles International, Inc.	5,781	157,648
	Helios Technologies, Inc.	5,013	316,822
	Herc Holdings, Inc.	2,804	375,259
*	Hertz Global Holdings, Inc.	17,371	292,701
	Hillenbrand, Inc.	12,465	647,432
*	Hillman Solutions Corp.	25,735	253,232
*	HireRight Holdings Corp.	6,558	70,236
	HNI Corp.	9,979	290,289
*	Hub Group, Inc., Class A	6,914	623,159
*	Hudson Global, Inc.	783	17,633
*	Hudson Technologies, Inc.	8,682	78,919
	Huntington Ingalls Industries, Inc.	1,844	423,511
	Hurco Cos., Inc.	2,372	55,244
*	Huron Consulting Group, Inc.	3,943	372,890
	Hyster-Yale Materials Handling, Inc.	2,463	117,633
	ICF International, Inc.	3,400	399,806
*	IES Holdings, Inc.	3,581	205,263
	Insteel Industries, Inc.	6,591	212,560
	Interface, Inc.	13,837	135,187
	ITT, Inc.	129	12,848
*	JELD-WEN Holding, Inc.	15,620	278,192
	Kaman Corp.	7,765	177,741
	Kelly Services, Inc., Class A	9,787	179,298
	Kennametal, Inc.	17,787	542,148
*	Kirby Corp.	12,400	1,010,352
	Knight-Swift Transportation Holdings, Inc.	32,720	1,987,740
	Korn Ferry	11,191	589,542
*	Kratos Defense & Security Solutions, Inc.	17,442	263,200
*	L B Foster Co., Class A	2,470	34,629
	Leidos Holdings, Inc.	4,069	380,574
*	Limbach Holdings, Inc.	2,320	61,294
*	Liquidity Services, Inc.	5,467	91,736
	LSI Industries, Inc.	6,900	86,940
	Luxfer Holdings PLC	5,191	65,718
*	Manitowoc Co., Inc.	10,482	189,934
	ManpowerGroup, Inc.	8,197	646,579
	Marten Transport Ltd.	13,943	315,948
*	Masonite International Corp.	3,795	396,767
*	Mastech Digital, Inc.	560	5,981
*	Masterbrand, Inc.	29,999	370,488
*	Matrix Service Co.	9,360	59,249
	Matson, Inc.	10,993	1,027,406
	Matthews International Corp., Class A	9,237	423,978
	Maximus, Inc.	8,112	679,461
*	Mayville Engineering Co., Inc.	3,816	46,135
	McGrath RentCorp	3,945	380,219
*	Mercury Systems, Inc.	13,441	510,489
*	Middleby Corp.	768	116,621
	Miller Industries, Inc.	3,650	138,481
	MillerKnoll, Inc.	15,629	305,860
*	Mistras Group, Inc.	10,831	83,832
	Moog, Inc., Class A	5,428	572,328
*	MRC Global, Inc.	17,929	202,418
	Mueller Industries, Inc.	11,371	921,733
	Mueller Water Products, Inc., Class A	21,748	349,925
*	MYR Group, Inc.	2,684	382,631

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	NL Industries, Inc.	5,312	$30,810
#*	NN, Inc.	6,218	18,592
*	Northwest Pipe Co.	2,991	97,447
*	NOW, Inc.	32,086	365,460
*	NV5 Global, Inc.	2,292	251,089
	nVent Electric PLC	1,864	98,568
*	OPENLANE, Inc.	31,911	501,003
*	Orion Group Holdings, Inc.	9,300	34,875
	Oshkosh Corp.	1,946	179,168
	Owens Corning	3,320	464,767
*	PAM Transportation Services, Inc.	3,504	90,613
	Park Aerospace Corp.	4,183	60,779
	Park-Ohio Holdings Corp.	3,791	73,053
*	Parsons Corp.	8,058	398,226
	Pentair PLC	1,039	72,211
*	PGT Innovations, Inc.	10,304	294,797
	Powell Industries, Inc.	3,447	209,509
	Preformed Line Products Co.	1,615	280,219
	Primoris Services Corp.	14,529	461,441
*	Proto Labs, Inc.	7,183	238,116
*	Quad/Graphics, Inc.	14,200	84,064
	Quanex Building Products Corp.	10,484	295,020
*	Radiant Logistics, Inc.	14,977	115,323
	Regal Rexnord Corp.	13,105	2,046,739
*	Resideo Technologies, Inc.	34,564	647,038
	Resources Connection, Inc.	11,739	187,589
	REV Group, Inc.	16,236	209,931
	Rush Enterprises, Inc., Class A	9,068	586,518
	Rush Enterprises, Inc., Class B	2,482	170,538
	Ryder System, Inc.	9,770	998,005
	Schneider National, Inc., Class B	21,875	673,969
	Sensata Technologies Holding PLC	23,162	978,594
*	SP Plus Corp.	3,864	148,571
*	SPX Technologies, Inc.	8,015	678,149
	Standex International Corp.	2,055	305,311
	Steelcase, Inc., Class A	25,656	219,872
*	Sterling Check Corp.	10,961	131,642
*	Sterling Infrastructure, Inc.	6,561	393,594
*	Sunrun, Inc.	13,906	263,936
	Tennant Co.	2,977	238,874
	Terex Corp.	12,304	721,384
	Textainer Group Holdings Ltd.	13,951	573,386
*	Thermon Group Holdings, Inc.	10,515	290,319
	Timken Co.	11,600	1,077,176
*	Titan International, Inc.	13,128	163,969
*	Titan Machinery, Inc.	6,599	210,640
	Trinity Industries, Inc.	16,012	419,835
	Triton International Ltd.	19,559	1,649,019
*	TrueBlue, Inc.	9,942	148,633
	TTEC Holdings, Inc.	1,400	48,216
*	Tutor Perini Corp.	14,089	119,052
	UFP Industries, Inc.	9,050	929,978
#	U-Haul Holding Co.	3,356	204,246
	U-Haul Holding Co., Non Voting	23,965	1,371,038
*	Ultralife Corp.	3,073	25,168
	UniFirst Corp.	3,482	565,129
*	Univar Solutions, Inc.	24,978	902,705
	Universal Logistics Holdings, Inc.	4,902	152,403
*	V2X, Inc.	1,822	93,760

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Veritiv Corp.	2,385	$334,210
*	VirTra, Inc.	1,814	12,898
	VSE Corp.	3,708	199,305
	Wabash National Corp.	10,149	240,328
	Werner Enterprises, Inc.	10,575	497,237
	WESCO International, Inc.	9,720	1,706,540
*	Willdan Group, Inc.	3,142	63,406
*	Willis Lease Finance Corp.	823	34,805
TOTAL INDUSTRIALS			80,353,317
INFORMATION TECHNOLOGY — (9.0%)
*	ACI Worldwide, Inc.	25,726	596,586
*	Alpha & Omega Semiconductor Ltd.	9,246	304,008
	American Software, Inc., Class A	2,617	30,174
	Amkor Technology, Inc.	52,846	1,537,290
*	Amtech Systems, Inc.	4,841	52,041
*	Arrow Electronics, Inc.	15,598	2,223,339
*	AstroNova, Inc.	670	9,534
*	Aviat Networks, Inc.	2,496	76,303
	Avnet, Inc.	20,646	1,001,331
*	AXT, Inc.	13,821	42,983
	Bel Fuse, Inc., Class B	3,300	177,045
	Belden, Inc.	7,663	740,552
	Benchmark Electronics, Inc.	11,232	297,760
*	Brightcove, Inc.	4,848	21,768
*	Cambium Networks Corp.	1,457	23,603
*	Cerence, Inc.	7,158	199,064
*	CEVA, Inc.	3,428	93,104
*	Cirrus Logic, Inc.	4,976	402,061
*	Cleanspark, Inc.	15,158	91,100
	Climb Global Solutions, Inc.	390	18,868
*	Cognyte Software Ltd.	2,798	15,165
*	Coherent Corp.	1,569	74,308
*	Cohu, Inc.	11,484	501,277
*	Computer Task Group, Inc.	3,298	26,087
	Comtech Telecommunications Corp.	8,297	84,298
*	Consensus Cloud Solutions, Inc.	106	3,435
*	Corsair Gaming, Inc.	869	16,059
	CTS Corp.	5,496	245,286
*	Daktronics, Inc.	13,790	99,150
*	Digi International, Inc.	7,591	318,291
*»	Digital Turbine, Inc.	2,492	27,013
*	Diodes, Inc.	7,865	743,164
*	DXC Technology Co.	55,380	1,531,257
*	E2open Parent Holdings, Inc.	22,308	114,886
*	Eastman Kodak Co.	5,963	32,737
	Ebix, Inc.	8,612	266,628
*	ePlus, Inc.	4,768	268,677
*	EverCommerce, Inc.	5,479	63,995
*	Fabrinet	1,662	205,490
*	FARO Technologies, Inc.	4,224	70,076
*	Fastly, Inc., Class A	25,339	465,477
*	Flex Ltd.	50,840	1,390,982
*	FormFactor, Inc.	10,659	396,088
*	Grid Dynamics Holdings, Inc.	5,760	60,019
*	Ichor Holdings Ltd.	8,093	313,361
*	Identiv, Inc.	4,452	34,325
	Immersion Corp.	5,131	36,225
	Information Services Group, Inc.	8,029	41,349

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Insight Enterprises, Inc.	6,066	$889,822
	InterDigital, Inc.	7,386	684,608
*	inTEST Corp.	3,000	63,480
*	Intevac, Inc.	6,900	24,702
*	IPG Photonics Corp.	130	17,089
*	Issuer Direct Corp.	552	11,785
*	Iteris, Inc.	13,102	54,504
*	Itron, Inc.	8,139	640,295
	Juniper Networks, Inc.	14,319	398,068
*	Kimball Electronics, Inc.	6,746	196,848
*	Knowles Corp.	22,946	419,223
	Kulicke & Soffa Industries, Inc.	10,470	626,944
*	KVH Industries, Inc.	7,101	60,785
*	Kyndryl Holdings, Inc.	52,166	712,588
*	Lantronix, Inc.	5,605	25,223
	Littelfuse, Inc.	351	106,915
*	LiveRamp Holdings, Inc.	15,185	433,380
#*	Lumentum Holdings, Inc.	4,171	218,394
*	Luna Innovations, Inc.	5,944	53,734
*	Magnachip Semiconductor Corp.	14,726	136,215
*	Matterport, Inc.	23,099	78,306
#*	MeridianLink, Inc.	8,775	196,033
	Methode Electronics, Inc.	9,852	331,421
*	Mirion Technologies, Inc.	4,583	34,602
#*	Mitek Systems, Inc.	5,770	58,912
*	NCR Corp.	15,806	424,865
*	NETGEAR, Inc.	7,462	101,782
*	NetScout Systems, Inc.	20,522	573,590
*	nLight, Inc.	6,600	95,040
*	Olo, Inc., Class A	16,913	132,936
	ON24, Inc.	8,828	78,128
*	One Stop Systems, Inc.	3,504	9,951
*	Onto Innovation, Inc.	5,758	715,835
*	OSI Systems, Inc.	2,812	335,275
	PC Connection, Inc.	7,291	352,957
	PCTEL, Inc.	2,500	12,375
	PFSweb, Inc.	5,850	26,559
*	Photronics, Inc.	3,432	90,776
*	Plexus Corp.	4,807	473,441
*	Powerfleet, Inc.	3,651	9,894
*	Qorvo, Inc.	9,594	1,055,532
*	Ribbon Communications, Inc.	36,242	115,250
	Richardson Electronics Ltd.	4,279	59,050
*	Rogers Corp.	2,967	500,266
*	Sanmina Corp.	15,230	936,036
	Sapiens International Corp. NV	2,491	67,108
*	ScanSource, Inc.	8,458	254,501
*	SecureWorks Corp., Class A	3,206	24,622
*	Semtech Corp.	8,627	251,908
*	SmartRent, Inc.	4,219	16,792
*	SolarWinds Corp.	37,148	391,540
*	Stratasys Ltd.	18,304	331,852
*	Super Micro Computer, Inc.	350	115,595
*	Synaptics, Inc.	3,275	295,765
	TD SYNNEX Corp.	18,648	1,840,744
*	TTM Technologies, Inc.	30,848	442,977
*	Ultra Clean Holdings, Inc.	11,480	437,388
*	Upland Software, Inc.	6,906	27,279
*	Veeco Instruments, Inc.	7,958	224,097

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Verint Systems, Inc.	10,702	$399,934
*	Viasat, Inc.	16,426	508,220
	Vishay Intertechnology, Inc.	32,864	925,122
*	Vishay Precision Group, Inc.	4,379	163,818
	Xerox Holdings Corp.	39,043	623,907
TOTAL INFORMATION TECHNOLOGY			35,300,202
MATERIALS — (5.4%)
*	Alto Ingredients, Inc.	5,500	22,110
	American Vanguard Corp.	9,347	168,807
*	Ampco-Pittsburgh Corp.	3,968	14,364
*	Arconic Corp.	27,283	815,489
	Ashland, Inc.	10,711	978,557
	Avient Corp.	13,421	543,953
	Berry Global Group, Inc.	15,699	1,029,383
	Carpenter Technology Corp.	5,219	312,409
	Chase Corp.	1,646	207,215
*	Coeur Mining, Inc.	76,867	236,750
	Commercial Metals Co.	25,415	1,454,246
	Compass Minerals International, Inc.	6,676	252,820
	Element Solutions, Inc.	10,868	227,793
#*	Gatos Silver, Inc.	6,094	31,628
	Glatfelter Corp.	10,960	37,264
	Greif, Inc., Class A	5,496	406,539
	Greif, Inc., Class B	3,492	276,112
	Hawkins, Inc.	4,044	189,057
	Haynes International, Inc.	3,165	158,756
	HB Fuller Co.	10,279	760,954
	Hecla Mining Co.	139,077	801,084
	Huntsman Corp.	54,797	1,631,307
*	Ingevity Corp.	1,642	105,121
	Innospec, Inc.	4,563	488,880
	International Paper Co.	16,663	600,868
*	Intrepid Potash, Inc.	1,972	54,230
	Koppers Holdings, Inc.	4,439	169,836
#	Kronos Worldwide, Inc.	13,584	127,010
	Louisiana-Pacific Corp.	2,719	206,998
*	LSB Industries, Inc.	14,221	158,849
	Materion Corp.	3,648	434,623
	Mercer International, Inc.	15,626	139,071
	Minerals Technologies, Inc.	10,355	635,279
	Mosaic Co.	700	28,532
	Myers Industries, Inc.	5,470	107,267
	Olympic Steel, Inc.	2,442	136,239
	Pactiv Evergreen, Inc.	15,609	134,394
*	Ranpak Holdings Corp.	8,004	51,306
	Reliance Steel & Aluminum Co.	8,215	2,405,845
	Ryerson Holding Corp.	10,845	460,804
	Schnitzer Steel Industries, Inc., Class A	8,129	294,351
	Sensient Technologies Corp.	213	13,641
	Silgan Holdings, Inc.	9,900	434,115
	Sonoco Products Co.	9,874	579,011
	Stepan Co.	4,070	389,987
	TriMas Corp.	6,943	178,852
	Trinseo PLC	6,830	120,345
	WestRock Co.	37,192	1,238,122
	Worthington Industries, Inc.	11,339	846,116
TOTAL MATERIALS			21,096,289

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (1.4%)
*	Anywhere Real Estate, Inc.	26,849	$224,995
*	Cushman & Wakefield PLC	47,758	469,461
	Douglas Elliman, Inc.	25,265	55,836
*	Five Point Holdings LLC, Class A	18,171	62,690
*	Forestar Group, Inc.	10,863	320,241
*	FRP Holdings, Inc.	2,454	140,786
*	Howard Hughes Corp.	10,759	908,382
*	Jones Lang LaSalle, Inc.	9,707	1,616,701
	Kennedy-Wilson Holdings, Inc.	37,350	616,275
	Marcus & Millichap, Inc.	8,730	320,216
	Newmark Group, Inc., Class A	38,839	268,766
#*	Opendoor Technologies, Inc.	25,043	127,970
	RE/MAX Holdings, Inc., Class A	4,653	91,711
	Stratus Properties, Inc.	1,919	54,461
*	Tejon Ranch Co.	7,622	134,223
TOTAL REAL ESTATE			5,412,714
UTILITIES — (0.3%)
	Genie Energy Ltd., Class B	5,803	77,818
	New Jersey Resources Corp.	11,648	520,666
#	Ormat Technologies, Inc.	582	47,317
#*	Sunnova Energy International, Inc.	27,497	485,597
TOTAL UTILITIES			1,131,398
TOTAL COMMON STOCKS Cost ($320,500,633)			384,121,844

TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 5.190%	1,300,612	1,300,612
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	558,772	6,463,315
TOTAL INVESTMENTS — (100.0%)
(Cost $328,264,178)^^			$391,885,771
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$14,918,547	$4,046	—	$14,922,593
Consumer Discretionary	65,222,424	—	—	65,222,424
Consumer Staples	14,779,492	—	—	14,779,492
Energy	13,588,562	—	—	13,588,562
Financials	106,042,170	—	—	106,042,170
Health Care	26,251,841	—	$20,842	26,272,683
Industrials	80,353,317	—	—	80,353,317
Information Technology	35,273,189	27,013	—	35,300,202
Materials	21,096,289	—	—	21,096,289
Real Estate	5,412,714	—	—	5,412,714
Utilities	1,131,398	—	—	1,131,398

U.S. Sustainability Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Temporary Cash Investments	$1,300,612	—	—	$1,300,612
Securities Lending Collateral	—	$6,463,315	—	6,463,315
TOTAL	$385,370,555	$6,494,374	$20,842^	$391,885,771

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.1%)
AUSTRALIA — (4.9%)
*	A2B Australia Ltd.	60,856	$68,615
	Accent Group Ltd.	167,164	198,811
	Acrow Formwork & Construction Services Ltd.	30,506	16,815
*	Ainsworth Game Technology Ltd.	22,621	16,340
*	Alkane Resources Ltd.	157,526	75,133
*	Allkem Ltd.	91,876	919,827
	ALS Ltd.	115,890	916,610
	Altium Ltd.	41,278	1,062,182
#*	AMA Group Ltd.	274,682	26,789
	AMP Ltd.	1,343,088	1,022,018
	Ampol Ltd.	156,192	3,459,127
#*	Appen Ltd.	64,092	98,065
#*	Arafura Rare Earths Ltd.	192,712	37,017
	ARB Corp. Ltd.	18,957	397,980
	Aristocrat Leisure Ltd.	174,298	4,616,321
#	ARN Media Ltd.	113,080	78,999
	Atlas Arteria Ltd.	172,308	728,372
*	Audinate Group Ltd.	4,875	30,868
#*	Aurelia Metals Ltd.	473,863	29,452
	Aurelia Metals Ltd.	59,127	3,654
#*	Aussie Broadband Ltd.	250	464
	Austal Ltd.	147,496	218,277
#	Austin Engineering Ltd.	59,853	11,276
	Australia & New Zealand Banking Group Ltd.	255,231	4,428,045
#	Australian Clinical Labs Ltd.	34,864	74,390
	Australian Ethical Investment Ltd.	23,646	65,855
	Australian Finance Group Ltd.	92,759	114,164
#*	Australian Strategic Materials Ltd.	10,596	10,630
#	Australian Vintage Ltd.	75,851	21,156
	Auswide Bank Ltd.	7,403	28,705
	Autosports Group Ltd.	7,525	11,878
#*††	AVZ Minerals Ltd.	69,347	7,271
#	Baby Bunting Group Ltd.	51,599	57,755
	Bank of Queensland Ltd.	232,348	944,203
	Bapcor Ltd.	146,544	616,527
	Base Resources Ltd.	129,722	15,282
#	Beacon Lighting Group Ltd.	37,797	47,028
*	Bellevue Gold Ltd.	210,672	206,690
#*	Betmakers Technology Group Ltd.	105,163	10,610
	Brambles Ltd.	362,865	3,432,982
#	Bravura Solutions Ltd.	193,511	65,054
	Breville Group Ltd.	40,750	619,981
#*	BWX Ltd.	51,883	6,970
	Capitol Health Ltd.	292,175	46,165
	Capral Ltd.	4,914	24,778
*	Capricorn Metals Ltd.	84,438	254,745
	carsales.com Ltd.	83,779	1,400,432
#*	Catapult Group International Ltd.	40,885	32,424
	Cedar Woods Properties Ltd.	29,993	101,308
	Challenger Ltd.	300,199	1,450,985
	Champion Iron Ltd.	205,533	832,717
#	Clover Corp. Ltd.	30,399	22,227
	Cochlear Ltd.	13,629	2,192,529
	Codan Ltd.	40,974	207,124
#*	Cogstate Ltd.	11,856	11,294

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Coles Group Ltd.	152,468	$1,864,469
	Commonwealth Bank of Australia	107,971	7,682,003
	Computershare Ltd.	153,514	2,589,053
	Corporate Travel Management Ltd.	29,363	413,862
	CSL Ltd.	27,241	4,906,544
	CSR Ltd.	221,382	853,963
	Data#3 Ltd.	58,341	294,842
#	DDH1 Ltd.	40,260	25,169
*	De Grey Mining Ltd.	129,266	116,901
	Deterra Royalties Ltd.	107,221	339,798
	Dicker Data Ltd.	20,846	112,189
	Domain Holdings Australia Ltd.	71,529	195,860
	Domino's Pizza Enterprises Ltd.	7,936	262,564
	Downer EDI Ltd.	169,956	502,444
	Eagers Automotive Ltd.	77,781	773,638
	Earlypay Ltd.	97,232	12,769
	Elanor Investor Group	9,659	10,930
	Elders Ltd.	80,561	394,977
#	Emeco Holdings Ltd.	163,382	78,617
	Endeavour Group Ltd.	274,316	1,121,222
	Enero Group Ltd.	18,021	21,689
	EQT Holdings Ltd.	5,892	103,621
	Estia Health Ltd.	57,030	106,781
	Evolution Mining Ltd.	720,086	1,807,745
*	FleetPartners Group Ltd.	137,030	236,779
*	Fleetwood Ltd.	63,521	93,056
#*	Flight Centre Travel Group Ltd.	16,063	252,791
	Fortescue Metals Group Ltd.	385,631	5,669,055
#*	Frontier Digital Ventures Ltd.	37,508	11,112
#	Genesis Minerals Ltd.	66,553	65,926
	Gold Road Resources Ltd.	385,410	411,687
	GR Engineering Services Ltd.	24,907	36,371
	GrainCorp Ltd., Class A	105,630	574,974
	Grange Resources Ltd.	114,446	41,666
	GUD Holdings Ltd.	52,053	349,614
	GWA Group Ltd.	109,455	144,526
	Hansen Technologies Ltd.	85,971	303,059
#	Harvey Norman Holdings Ltd.	166,964	424,767
#*	Hastings Technology Metals Ltd.	7,201	5,960
	Healius Ltd.	235,992	455,967
	Helia Group Ltd.	256,449	669,569
*	Hot Chili Ltd.	5,149	5,106
	HUB24 Ltd.	12,509	237,318
#	Humm Group Ltd.	147,602	44,670
	IDP Education Ltd.	72,231	1,210,476
	IGO Ltd.	155,520	1,453,220
	Iluka Resources Ltd.	44,776	309,266
	Imdex Ltd.	338,783	446,910
#*	Immutep Ltd., Sponsored ADR	4,300	9,288
	Infomedia Ltd.	194,198	224,169
	Insignia Financial Ltd.	282,998	568,632
	Insurance Australia Group Ltd.	303,201	1,210,383
	Integral Diagnostics Ltd.	35,672	72,551
	InvoCare Ltd.	24,160	198,669
*	ioneer Ltd.	107,905	21,112
	IPH Ltd.	77,284	411,400
	IRESS Ltd.	121,141	846,862
	IVE Group Ltd.	45,812	71,123
*	James Hardie Industries PLC, CDI	107,961	3,164,001

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	JB Hi-Fi Ltd.	60,679	$1,866,229
#*	Jervois Global Ltd.	111,885	4,604
	Johns Lyng Group Ltd.	35,084	125,035
	Jumbo Interactive Ltd.	3,096	31,978
*	Kogan.com Ltd.	19,588	80,142
	Lendlease Corp. Ltd.	220,239	1,280,375
	Lifestyle Communities Ltd.	43,642	511,147
	Link Administration Holdings Ltd.	189,551	195,242
*	Liontown Resources Ltd.	55,798	101,323
	Lottery Corp. Ltd.	416,983	1,451,057
	Lovisa Holdings Ltd.	22,573	326,331
	Lycopodium Ltd.	7,406	50,047
*	Lynas Rare Earths Ltd.	370,583	1,679,566
	MA Financial Group Ltd.	19,340	61,449
	Macmahon Holdings Ltd.	475,764	46,474
	Macquarie Group Ltd.	32,438	3,825,437
*	Macquarie Technology Group Ltd.	2,653	121,426
#	Mader Group Ltd.	4,543	19,579
#	Magellan Financial Group Ltd.	80,443	505,664
	MaxiPARTS Ltd.	3,466	6,404
	McMillan Shakespeare Ltd.	53,003	705,799
	McPherson's Ltd.	79,250	27,754
	Medibank Pvt Ltd.	951,996	2,247,573
#*	Mesoblast Ltd.	113,110	86,893
#*	Metals X Ltd.	132,918	27,842
	Metcash Ltd.	759,202	1,838,435
#	Michael Hill International Ltd.	39,511	24,384
	Mineral Resources Ltd.	52,263	2,525,180
*	MMA Offshore Ltd.	60,205	52,863
	Monadelphous Group Ltd.	37,711	346,228
	Monash IVF Group Ltd.	122,611	99,278
*	Mount Gibson Iron Ltd.	438,600	138,959
	Myer Holdings Ltd.	152,902	65,329
	MyState Ltd.	39,908	95,683
*	Nanosonics Ltd.	30,069	95,846
	National Australia Bank Ltd.	241,263	4,621,646
	Navigator Global Investments Ltd.	59,914	58,486
	Netwealth Group Ltd.	46,866	478,828
	Newcrest Mining Ltd.	58,194	1,043,590
*	NEXTDC Ltd.	75,169	645,139
	nib holdings Ltd.	318,198	1,772,011
	Nine Entertainment Co. Holdings Ltd.	636,454	917,843
	Northern Star Resources Ltd.	110,889	865,622
#*	Novonix Ltd.	24,110	15,141
	Nufarm Ltd.	235,750	853,489
	Objective Corp. Ltd.	7,562	67,190
*	Omni Bridgeway Ltd.	52,908	100,387
	oOh!media Ltd.	271,984	255,485
	Orica Ltd.	60,181	638,568
	Orora Ltd.	491,733	1,187,785
	Pacific Current Group Ltd.	18,366	126,215
	Pact Group Holdings Ltd.	95,712	49,601
*	Paladin Energy Ltd.	408,931	203,476
*	Pantoro Ltd.	283,476	15,279
	Peet Ltd.	185,175	156,213
#	PeopleIN Ltd.	13,748	22,658
*	Perenti Ltd.	374,060	301,089
	Perpetual Ltd.	31,868	529,020
	Perseus Mining Ltd.	361,945	425,570

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	PEXA Group Ltd.	55,603	$496,045
	Pilbara Minerals Ltd.	438,493	1,434,549
	Pinnacle Investment Management Group Ltd.	25,236	178,824
	Platinum Asset Management Ltd.	248,522	265,174
#*	PointsBet Holdings Ltd.	36,380	40,547
#*	Praemium Ltd.	78,103	29,406
	Premier Investments Ltd.	38,353	571,839
	Pro Medicus Ltd.	29,320	1,357,900
	PSC Insurance Group Ltd.	9,476	29,945
	PWR Holdings Ltd.	14,264	88,028
	QBE Insurance Group Ltd.	257,934	2,738,460
#	Ramelius Resources Ltd.	214,302	185,217
	Ramsay Health Care Ltd.	37,990	1,505,477
	REA Group Ltd.	10,460	1,108,900
*	ReadyTech Holdings Ltd.	14,937	33,123
*	Red 5 Ltd.	476,574	58,083
#*	Redbubble Ltd.	58,802	27,569
	Reece Ltd.	38,468	507,965
*	Regis Resources Ltd.	93,785	106,664
#*	Reject Shop Ltd.	6,652	23,353
	Reliance Worldwide Corp. Ltd.	245,061	696,201
*	Resolute Mining Ltd.	349,901	85,250
*	Retail Food Group Ltd.	1,226,658	44,539
	Rio Tinto Ltd.	32,062	2,538,823
*	RPMGlobal Holdings Ltd.	20,564	22,559
*	Sandfire Resources Ltd.	208,545	953,305
	SEEK Ltd.	62,270	1,044,275
#	Service Stream Ltd.	281,340	172,180
	Seven Group Holdings Ltd.	43,790	773,071
*	Seven West Media Ltd.	342,179	88,584
	SG Fleet Group Ltd.	36,966	65,071
	Shaver Shop Group Ltd.	14,608	11,005
#*	Sierra Rutile Holdings Ltd.	71,525	10,587
	Sigma Healthcare Ltd.	610,833	322,413
*	Silver Lake Resources Ltd.	362,072	218,564
	Sims Ltd.	116,910	1,192,567
	Sims Ltd., Sponsored ADR	819	8,268
	SmartGroup Corp. Ltd.	49,144	299,040
	Solvar Ltd.	62,025	72,832
	Sonic Healthcare Ltd.	146,513	3,461,779
	Southern Cross Electrical Engineering Ltd.	30,707	14,243
#	Southern Cross Media Group Ltd.	119,462	75,565
	SRG Global Ltd.	65,360	32,732
*	St Barbara Ltd.	265,500	43,081
#*	Starpharma Holdings Ltd.	25,104	3,711
	Steadfast Group Ltd.	13,566	53,223
	Suncorp Group Ltd.	185,373	1,776,246
	Super Retail Group Ltd.	66,209	549,513
	Symbio Holdings Ltd.	16,103	25,817
	Tabcorp Holdings Ltd.	1,347,786	956,097
	Technology One Ltd.	177,456	1,880,173
#*	Temple & Webster Group Ltd.	13,735	60,984
	Trajan Group Holdings Ltd.	11,277	14,039
	Transurban Group	214,972	2,075,564
	Treasury Wine Estates Ltd.	156,978	1,188,116
*	Tuas Ltd.	30,977	41,045
*	United Malt Group Ltd.	55,609	180,247
Ω	Viva Energy Group Ltd.	584,084	1,239,185
*	Webjet Ltd.	81,736	433,860

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Wesfarmers Ltd.	99,820	$3,335,199
*	West African Resources Ltd.	186,197	112,951
*	Westgold Resources Ltd.	156,501	175,500
	Westpac Banking Corp.	271,811	4,085,555
	WiseTech Global Ltd.	14,639	845,388
	Woolworths Group Ltd.	183,763	4,772,111
	Worley Ltd.	128,409	1,502,850
*	Xero Ltd.	14,637	1,203,182
TOTAL AUSTRALIA			161,800,645
AUSTRIA — (0.3%)
	Addiko Bank AG	3,827	51,935
	ANDRITZ AG	28,047	1,480,825
Ω	BAWAG Group AG	22,709	1,106,324
	CA Immobilien Anlagen AG	8,806	280,830
*	DO & Co. AG	1,061	143,370
	Erste Group Bank AG	46,015	1,739,177
	EVN AG	6,303	149,406
*	FACC AG	2,711	18,012
*	Immofinanz AG	6,046	121,319
*	Immofinanz AG	25,523	0
*	Kapsch TrafficCom AG	705	8,298
*	Lenzing AG	1,460	73,498
	Mayr Melnhof Karton AG	2,688	410,355
	Oesterreichische Post AG	10,635	387,957
	Palfinger AG	5,570	163,231
	Porr AG	7,322	102,073
*	Raiffeisen Bank International AG	27,193	439,695
*	Rosenbauer International AG	1,549	49,704
	Schoeller-Bleckmann Oilfield Equipment AG	5,065	306,959
	Telekom Austria AG	37,274	283,724
	UBM Development AG	2,066	56,360
	UNIQA Insurance Group AG	61,131	499,332
	Verbund AG	11,469	950,286
	Vienna Insurance Group AG Wiener Versicherung Gruppe	16,134	431,520
	Wienerberger AG	13,247	435,043
	Zumtobel Group AG	11,802	103,123
TOTAL AUSTRIA			9,792,356
BELGIUM — (0.9%)
	Ackermans & van Haaren NV	10,436	1,817,074
	Ageas SA	55,510	2,349,919
*	Argenx SE, ADR	126	63,565
*	Argenx SE	2,483	1,250,537
	Azelis Group NV	21,098	545,505
	Barco NV	12,178	283,407
	Bekaert SA	19,494	930,463
	bpost SA	42,897	206,583
	Cie d'Entreprises CFE	3,294	33,317
	Deceuninck NV	16,709	42,394
	D'ieteren Group	2,276	397,495
	Econocom Group SA	94,041	270,824
	Elia Group SA	11,919	1,467,527
	Etablissements Franz Colruyt NV	43,325	1,651,292
	EVS Broadcast Equipment SA	2,905	70,528
	Fagron	26,872	478,178
*	Galapagos NV	13,731	577,037
	Gimv NV	10,548	487,095

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
*	Greenyard NV	5,108	$37,506
	Immobel SA	2,561	101,302
	Ion Beam Applications	6,811	109,964
	Jensen-Group NV	797	28,057
	KBC Group NV	95,647	7,198,851
	Lotus Bakeries NV	119	952,274
	Melexis NV	6,543	705,369
#*	Ontex Group NV	21,609	185,193
*	Orange Belgium SA	12,728	193,787
	Proximus SADP	82,479	632,348
#	Recticel SA	20,914	265,532
	Roularta Media Group NV	1,354	23,510
	Shurgard Self Storage Ltd.	9,817	447,956
	Tessenderlo Group SA	4,178	140,140
	UCB SA	22,098	1,956,717
	Umicore SA	159,203	4,714,817
	Van de Velde NV	2,854	106,725
	VGP NV	4,080	435,593
TOTAL BELGIUM			31,158,381
CANADA — (9.3%)
*	5N Plus, Inc.	20,597	57,793
	Acadian Timber Corp.	4,200	53,509
	ADENTRA, Inc.	5,850	154,518
#	Aecon Group, Inc.	23,864	198,527
	AG Growth International, Inc.	5,100	210,745
	AGF Management Ltd., Class B	13,100	77,985
	Agnico Eagle Mines Ltd.	120,496	6,315,486
#*	Aimia, Inc.	19,431	49,069
#	AirBoss of America Corp.	10,023	36,409
	Alamos Gold, Inc., Class A	161,674	1,996,766
	Alimentation Couche-Tard, Inc.	143,939	7,287,277
	AltaGas Ltd.	84,432	1,666,678
	Altus Group Ltd.	9,257	309,093
	Amerigo Resources Ltd.	13,500	16,585
	Andlauer Healthcare Group, Inc.	8,285	276,575
	Andrew Peller Ltd., Class A	11,700	36,378
*	Argonaut Gold, Inc.	108,800	46,205
*	Aritzia, Inc.	48,611	924,923
*	Ascot Resources Ltd.	48,000	20,384
	Atco Ltd., Class I	26,256	749,460
*	ATS Corp.	31,401	1,424,017
#	Aura Minerals, Inc.	2,700	21,090
*	AutoCanada, Inc.	2,455	41,927
	B2Gold Corp.	429,064	1,490,439
	Badger Infrastructure Solutions Ltd.	12,335	300,272
#*	Ballard Power Systems, Inc.	54,599	257,775
#	Bank of Montreal	111,273	10,339,834
#	Bank of Nova Scotia	182,557	9,192,961
*	Bausch Health Cos., Inc.	55,248	536,458
	BCE, Inc.	15,161	655,258
	Bird Construction, Inc.	24,125	162,279
	Black Diamond Group Ltd.	1,800	8,409
#*	BlackBerry Ltd.	72,325	368,857
	BMTC Group, Inc.	1,803	21,945
*	Bombardier, Inc., Class A	800	40,065
*	Bombardier, Inc., Class B	28,408	1,421,854
	Boralex, Inc., Class A	23,415	605,862
	Boyd Group Services, Inc.	5,946	1,092,388

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Bridgemarq Real Estate Services	1,000	$11,815
#	Brookfield Asset Management Ltd., Class A	37,505	1,264,652
#	Brookfield Corp., Class A	253,025	8,830,572
	Brookfield Infrastructure Corp., Class A	30,422	1,422,738
	BRP, Inc.	13,287	1,222,775
*	CAE, Inc.	53,760	1,228,412
	Calfrac Well Services Ltd.	11,600	46,447
	Calian Group Ltd.	3,100	149,117
#	Cameco Corp.	51,264	1,802,439
	Canaccord Genuity Group, Inc.	29,849	187,879
#*	Canada Goose Holdings, Inc.	11,553	210,764
#	Canadian Imperial Bank of Commerce	155,331	6,842,773
#	Canadian Tire Corp. Ltd., Class A	30,103	4,134,497
	Canadian Utilities Ltd., Class A	42,400	1,055,941
	Canadian Western Bank	21,679	433,202
*	Canfor Corp.	25,500	402,423
*	Capstone Copper Corp.	66,109	345,422
#	Cascades, Inc.	41,397	377,350
	CCL Industries, Inc., Class B	65,615	3,145,778
*	Celestica, Inc.	28,848	634,047
	Centerra Gold, Inc.	92,598	594,074
	CES Energy Solutions Corp.	159,571	340,041
*	CGI, Inc.	60,333	6,129,779
	CI Financial Corp.	100,596	1,272,469
	Cogeco Communications, Inc.	7,925	401,524
	Cogeco, Inc.	2,829	111,946
*	Colabor Group, Inc.	30,300	22,978
	Colliers International Group, Inc.	14,457	1,464,146
	Computer Modelling Group Ltd.	46,498	253,885
	Constellation Software, Inc.	3,758	7,939,664
	Corby Spirit & Wine Ltd.	5,600	65,060
#	Corus Entertainment, Inc., Class B	88,190	96,975
	Definity Financial Corp.	1,288	32,419
*	Denison Mines Corp.	64,125	83,642
*	dentalcorp Holdings Ltd.	3,200	18,540
*	Descartes Systems Group, Inc.	15,220	1,185,257
	Dollarama, Inc.	45,572	3,001,846
	Doman Building Materials Group Ltd.	38,876	199,591
*	Dorel Industries, Inc., Class B	7,028	31,605
	DREAM Unlimited Corp., Class A	19,224	301,630
	Dundee Precious Metals, Inc.	47,286	328,831
	Dye & Durham Ltd.	2,768	41,542
	Dynacor Group, Inc.	4,300	9,913
#	ECN Capital Corp.	70,161	139,402
	E-L Financial Corp. Ltd.	600	421,467
*	Eldorado Gold Corp.	89,365	876,498
	Element Fleet Management Corp.	160,544	2,589,596
	Empire Co. Ltd., Class A	79,878	2,169,212
#	Enbridge, Inc.	213,968	7,872,906
	Endeavour Mining PLC	84,883	2,050,854
#*	Endeavour Silver Corp.	23,204	81,766
	Enghouse Systems Ltd.	18,286	414,075
*	Ensign Energy Services, Inc.	36,414	69,036
#	EQB, Inc.	10,800	637,279
#*	Equinox Gold Corp.	130,534	687,757
*	ERO Copper Corp.	27,628	664,170
	Evertz Technologies Ltd.	13,530	139,132
	Exchange Income Corp.	2,600	101,326
#	Extendicare, Inc.	18,000	98,555

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Fairfax Financial Holdings Ltd.	5,275	$4,208,479
#	Fiera Capital Corp.	33,139	164,357
	Finning International, Inc.	84,789	2,920,499
#	First Majestic Silver Corp.	79,741	532,617
	First National Financial Corp.	7,443	220,640
	First Quantum Minerals Ltd.	52,169	1,547,287
	FirstService Corp.	15,852	2,482,836
*	Fission Uranium Corp.	18,500	8,839
*	Foraco International SA	33,964	46,362
#*	Fortuna Silver Mines, Inc.	48,951	174,266
#*	Galiano Gold, Inc.	10,852	6,831
*	GDI Integrated Facility Services, Inc.	5,000	179,843
	George Weston Ltd.	31,211	3,594,123
	Gibson Energy, Inc.	95,742	1,558,852
	goeasy Ltd.	4,013	387,134
#	GoldMoney, Inc.	2,660	19,385
	Great-West Lifeco, Inc.	49,101	1,480,868
*	GreenFirst Forest Products, Inc., Class I	9,900	8,334
*	H2O Innovation, Inc.	6,800	15,780
*	Haivision Systems, Inc.	3,000	8,668
	Hammond Power Solutions, Inc.	2,547	112,975
*	Heroux-Devtek, Inc.	10,559	124,275
	Home Capital Group, Inc.	21,000	681,925
	Hudbay Minerals, Inc.	112,551	670,574
#Ω	Hydro One Ltd.	73,989	2,087,279
	iA Financial Corp., Inc.	55,765	3,863,565
*	IAMGOLD Corp.	140,740	383,893
#	IGM Financial, Inc.	41,133	1,281,731
	Illumin Holdings, Inc.	10,500	19,827
*	Imperial Metals Corp.	2,530	4,873
	Information Services Corp.	6,943	139,002
	Innergex Renewable Energy, Inc.	48,871	479,945
	Intact Financial Corp.	35,018	5,173,364
*	Interfor Corp.	31,142	557,351
*	Ivanhoe Mines Ltd., Class A	24,230	256,880
Ω	Jamieson Wellness, Inc.	13,374	308,120
*	K92 Mining, Inc.	11,541	54,526
*	Karora Resources, Inc.	34,088	118,138
	K-Bro Linen, Inc.	3,622	91,357
	Keyera Corp.	21,036	526,598
*	Kinaxis, Inc.	5,860	795,687
	Kinross Gold Corp.	294,349	1,466,190
#	KP Tissue, Inc.	2,300	18,122
#	Labrador Iron Ore Royalty Corp.	20,400	489,792
#*	Laramide Resources Ltd.	9,500	3,242
#	Laurentian Bank of Canada	19,611	590,866
	Leon's Furniture Ltd.	5,154	86,809
*	Lightspeed Commerce, Inc.	73,594	1,293,783
	Linamar Corp.	12,776	741,379
	Loblaw Cos. Ltd.	39,205	3,478,532
	Logistec Corp., Class B	700	33,173
#*	Lucara Diamond Corp.	91,530	28,112
*	Lumine Group, Inc.	1,183	18,777
	Lundin Gold, Inc.	32,101	430,399
	Lundin Mining Corp.	352,498	3,151,671
#*	MAG Silver Corp.	5,500	66,330
	Magellan Aerospace Corp.	4,606	28,118
	Magna International, Inc.	64,977	4,179,885
*	Major Drilling Group International, Inc.	33,043	238,303

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Mandalay Resources Corp.	5,600	$7,177
	Manulife Financial Corp.	120,569	2,411,380
*	MDA Ltd.	4,773	30,151
	Melcor Developments Ltd.	8,127	70,260
	Metro, Inc.	62,868	3,383,551
	Morguard Corp.	1,153	89,764
	National Bank of Canada	99,170	7,767,245
	Neighbourly Pharmacy, Inc.	1,400	17,008
	Neo Performance Materials, Inc.	9,400	60,806
*	New Gold, Inc.	225,998	265,648
#	NFI Group, Inc.	20,078	164,443
	North American Construction Group Ltd.	22,994	558,984
	North West Co., Inc.	25,905	630,607
	Nutrien Ltd.	44,007	3,031,642
	OceanaGold Corp.	263,630	551,791
	Onex Corp.	23,034	1,414,722
	Open Text Corp.	68,210	2,929,636
*	Orla Mining Ltd.	4,689	21,851
	Osisko Gold Royalties Ltd.	66,808	990,127
*	Osisko Mining, Inc.	30,328	72,218
#	Pan American Silver Corp.	154,797	2,614,989
	Park Lawn Corp.	3,900	68,261
	Parkland Corp.	133,534	3,646,577
	Pason Systems, Inc.	43,730	436,421
	Pembina Pipeline Corp.	78,658	2,491,459
	PHX Energy Services Corp.	29,100	155,580
	Polaris Renewable Energy, Inc.	11,000	119,789
#	Pollard Banknote Ltd.	2,429	47,874
*	Precision Drilling Corp.	3,642	241,966
	Premium Brands Holdings Corp.	14,360	1,168,598
	Pulse Seismic, Inc.	6,600	10,260
#	Quarterhill, Inc.	26,800	31,095
	Quebecor, Inc., Class B	74,238	1,817,315
	RB Global, Inc.	42,186	2,720,717
	Restaurant Brands International, Inc.	60,815	4,655,969
	Richelieu Hardware Ltd.	27,450	916,353
	Rogers Communications, Inc., Class B	94,888	4,154,585
	Royal Bank of Canada	218,176	21,628,805
	Russel Metals, Inc.	31,041	913,587
#	Savaria Corp.	11,100	140,660
#*	Seabridge Gold, Inc.	5,203	66,390
	Secure Energy Services, Inc.	132,240	690,959
*	Shawcor Ltd.	42,530	648,279
*	Shopify, Inc., Class A	83,082	5,614,604
	Sienna Senior Living, Inc.	7,800	67,906
	SNC-Lavalin Group, Inc.	66,115	1,920,802
*	SNDL, Inc.	4,981	8,318
	Softchoice Corp.	1,533	17,671
Ω	Spin Master Corp.	23,665	630,995
	Sprott, Inc.	3,670	122,640
	SSR Mining, Inc.	70,056	1,020,015
	Stantec, Inc.	42,412	2,871,938
	Stella-Jones, Inc.	32,643	1,657,586
	Sun Life Financial, Inc.	87,924	4,625,871
	Superior Plus Corp.	61,295	459,253
	Supremex, Inc.	7,100	34,352
	Sylogist Ltd.	2,300	12,715
*	Taiga Building Products Ltd.	5,000	10,807
#*	Taseko Mines Ltd.	61,000	92,888

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	TELUS Corp.	9,416	$167,662
	TELUS Corp.	13,558	241,411
*	TELUS International CDA, Inc.	21,049	196,184
	TerraVest Industries, Inc.	7,060	183,694
	TFI International, Inc.	15,711	2,016,522
	Thomson Reuters Corp.	13,758	1,860,474
	Tidewater Midstream & Infrastructure Ltd.	113,657	93,087
	Timbercreek Financial Corp.	34,530	195,347
	TMX Group Ltd.	43,500	966,557
*	Torex Gold Resources, Inc.	32,393	454,458
	Toromont Industries Ltd.	33,520	2,855,930
	Toronto-Dominion Bank	202,291	13,339,643
	Total Energy Services, Inc.	24,909	193,430
	Transcontinental, Inc., Class A	44,098	437,753
	Trican Well Service Ltd.	110,854	348,034
	Tricon Residential, Inc.	61,252	572,215
	Triple Flag Precious Metals Corp.	5,911	81,451
*	Trisura Group Ltd.	11,200	286,742
*	Uni-Select, Inc.	16,419	596,421
*	Victoria Gold Corp.	5,785	37,334
*	Viemed Healthcare, Inc.	9,359	79,084
*	Vitalhub Corp.	5,100	9,708
	Wajax Corp.	10,700	219,980
	Wall Financial Corp.	300	4,379
*	Wesdome Gold Mines Ltd.	42,502	225,942
	West Fraser Timber Co. Ltd.	41,604	3,505,430
	Western Forest Products, Inc.	192,961	150,722
#	Wheaton Precious Metals Corp.	61,224	2,744,672
#*	WildBrain Ltd.	18,132	23,651
	Winpak Ltd.	11,100	341,422
	WSP Global, Inc.	25,596	3,525,965
	Yellow Pages Ltd.	4,252	40,081
TOTAL CANADA			307,816,099
CHINA — (0.0%)
Ω	BOC Aviation Ltd.	8,800	73,763
	China Gold International Resources Corp. Ltd.	34,632	138,932
*	Fountain SET Holdings Ltd.	74,000	6,036
*††	Hanfeng Evergreen, Inc.	2,300	0
TOTAL CHINA			218,731
DENMARK — (3.7%)
*	ALK-Abello AS	42,500	462,760
	Alm Brand AS	365,365	582,303
*	Ambu AS, Class B	27,387	404,062
*	Bang & Olufsen AS	44,123	69,357
#*	Bavarian Nordic AS	35,084	752,728
*	Brodrene Hartmann AS	739	30,900
	Carlsberg AS, Class B	12,475	1,871,027
	cBrain AS	2,697	59,553
*	Chemometec AS	4,426	297,008
	Chr Hansen Holding AS	43,390	3,278,706
	Coloplast AS, Class B	27,047	3,362,115
	Columbus AS	33,734	32,033
*	Danske Bank AS	143,115	3,398,274
*	Demant AS	39,254	1,562,104
	DSV AS	31,410	6,286,347
	FLSmidth & Co. AS	26,410	1,249,555

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Fluegger Group AS	455	$22,805
*	Genmab AS	9,755	4,021,007
*	GN Store Nord AS	33,366	889,697
	H Lundbeck AS	139,870	694,237
	H Lundbeck AS, Class A	18,301	82,075
#*	H+H International AS, Class B	7,825	97,860
*	Huscompagniet AS	1,302	10,522
	ISS AS	80,337	1,623,307
*	Jyske Bank AS	21,728	1,643,608
	Matas AS	18,155	266,791
#*Ω	Netcompany Group AS	20,212	938,214
*	Nilfisk Holding AS	5,922	111,536
*	NKT AS	22,631	1,293,051
#*Ω	NNIT AS	5,720	68,848
	North Media AS	2,886	26,816
	Novo Nordisk AS, Sponsored ADR	11,449	1,844,434
	Novo Nordisk AS, Class B	359,947	58,042,243
	Novozymes AS, Class B	50,739	2,544,728
*	NTG Nordic Transport Group AS, Class A	3,647	227,600
Ω	Orsted AS	23,374	2,033,993
	Pandora AS	52,533	5,254,977
	Parken Sport & Entertainment AS	758	12,305
	Per Aarsleff Holding AS	7,791	369,804
	Ringkjoebing Landbobank AS	16,997	2,419,059
	Royal Unibrew AS	18,827	1,627,271
#*	RTX AS	2,621	40,055
	Schouw & Co. AS	3,035	240,830
	SimCorp AS	19,962	2,140,456
	Solar AS, Class B	3,891	290,866
	SP Group AS	1,967	67,784
	Spar Nord Bank AS	35,908	570,960
	Sparekassen Sjaelland-Fyn AS	4,139	111,159
	Sydbank AS	24,097	1,155,650
*	TCM Group AS	3,151	32,111
	Tivoli AS	528	59,520
	Topdanmark AS	22,501	1,019,968
	Tryg AS	115,786	2,286,056
*	Vestas Wind Systems AS	133,631	3,574,156
*	Zealand Pharma AS	7,258	251,873
TOTAL DENMARK			121,707,064
FINLAND — (1.7%)
	Aktia Bank Oyj	23,868	246,719
	Alma Media Oyj	17,155	171,011
	Anora Group Oyj	9,982	51,813
	Aspo Oyj	10,737	81,067
#	Bittium Oyj	2,881	12,619
	Cargotec Oyj, Class B	20,036	956,926
	Caverion Oyj	15,878	149,488
#	Citycon Oyj	8,489	52,697
	Digia Oyj	6,198	39,657
	Elisa Oyj	38,873	2,027,826
Ω	Enento Group Oyj	6,936	168,283
#	Enersense International Oyj	1,285	8,424
	eQ Oyj	600	11,254
	Evli Oyj, Class B	498	10,737
	Fiskars Oyj Abp	6,430	114,614
	F-Secure Oyj	29,373	72,366
	Glaston Oyj Abp	6,908	6,741

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Gofore Oyj	1,109	$26,334
	Harvia Oyj	5,142	134,492
	Huhtamaki Oyj	46,715	1,660,602
#	Ilkka Oyj	2,760	9,873
*	Incap Oyj	1,295	15,273
#	Kamux Corp.	12,213	70,255
	Kemira Oyj	51,885	813,850
	Kesko Oyj, Class A	56,954	1,140,880
	Kesko Oyj, Class B	177,351	3,548,561
	Kojamo Oyj	27,323	266,952
	Kone Oyj, Class B	87,985	4,512,997
	Konecranes Oyj	35,033	1,273,333
#	Lassila & Tikanoja Oyj	25,784	276,810
	Marimekko Oyj	15,410	152,505
#	Metsa Board Oyj, Class A	133	1,365
#	Metsa Board Oyj, Class B	68,144	549,777
	Metso Oyj	307,285	3,492,007
	Musti Group Oyj	13,200	258,937
	Neste Oyj	102,632	3,778,404
#	NoHo Partners Oyj	1,829	18,290
	Nokia Oyj	455,584	1,790,876
	Nokia Oyj, Sponsored ADR	68,512	269,937
	Nordea Bank Abp	546,262	6,184,166
	Olvi Oyj, Class A	3,602	114,648
	Oriola Oyj, Class A	17,876	23,346
	Oriola Oyj, Class B	80,101	97,549
	Orion Oyj, Class A	10,006	390,268
	Orion Oyj, Class B	41,644	1,600,425
	Outokumpu Oyj	172,295	891,394
*	Pihlajalinna Oyj	8,421	79,964
	Ponsse Oyj	5,991	210,095
	Puuilo Oyj	3,879	31,711
*	QT Group Oyj	6,464	536,146
	Raisio Oyj, Class V	66,133	139,807
	Rapala VMC Oyj	2,115	7,384
	Revenio Group Oyj	7,790	275,581
Ω	Rovio Entertainment Oyj	19,791	200,225
	Sampo Oyj, Class A	102,797	4,529,917
	Sanoma Oyj	43,245	342,144
	Scanfil Oyj	7,835	90,280
	Stora Enso Oyj, Class R	178,403	2,187,089
	Taaleri Oyj	2,079	22,212
#	Talenom Oyj	4,208	30,800
#*	Tecnotree Oyj	22,408	12,378
*	Teleste Oyj	2,478	9,716
Ω	Terveystalo Oyj	65,640	532,814
	TietoEVRY Oyj	73,996	1,887,830
	Tokmanni Group Corp.	23,971	370,189
	UPM-Kymmene Oyj	67,976	2,250,527
	Uponor Oyj	27,251	862,331
	Vaisala Oyj, Class A	10,898	441,918
	Valmet Oyj	71,617	1,899,693
#	Verkkokauppa.com Oyj	4,781	13,951
	Wartsila Oyj Abp	102,625	1,289,265
*	WithSecure Oyj	37,806	41,705
#	YIT Oyj	56,931	137,365
TOTAL FINLAND			55,979,385

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (9.6%)
	ABC arbitrage	8,971	$58,612
	Aeroports de Paris	6,961	961,258
	Airbus SE	113,134	16,664,640
	AKWEL	2,084	37,521
Ω	ALD SA	155,355	1,650,566
#	Alstom SA	93,289	2,856,532
	Altamir	2,530	76,484
	Alten SA	14,792	2,130,548
Ω	Amundi SA	21,494	1,318,989
	Arkema SA	29,416	3,172,192
	Assystem SA	1,932	97,207
*	Atos SE	38,461	399,511
	Aubay	2,680	125,843
	AXA SA	271,943	8,359,214
	Axway Software SA	5,522	145,035
*	Bastide le Confort Medical	1,130	34,181
	Beneteau SA	17,564	286,762
#	Bigben Interactive	7,028	36,591
	BioMerieux	9,441	1,013,485
	BNP Paribas SA	151,420	9,985,815
	Boiron SA	1,876	103,805
	Bouygues SA	73,454	2,631,236
#	Bureau Veritas SA	144,805	3,976,894
	Capgemini SE	56,108	10,167,811
	Carrefour SA	332,988	6,656,807
#*	Casino Guichard Perrachon SA	15,160	39,518
#	Catana Group	13,147	106,526
	CBo Territoria	19,983	78,452
#	Cegedim SA	4,449	104,659
*	CGG SA	495,044	348,294
	Cie des Alpes	8,863	130,338
	Cie Plastic Omnium SA	14,920	290,564
#*	Claranova SE	24,407	40,888
#	Clariane SE	17,758	138,278
	Coface SA	53,480	783,423
	Credit Agricole SA	191,991	2,383,640
	Danone SA	35,412	2,162,495
	Dassault Aviation SA	4,499	873,982
	Dassault Systemes SE	78,477	3,354,000
	Derichebourg SA	44,483	274,258
	Edenred	41,805	2,715,250
	Eiffage SA	41,730	4,341,486
*Ω	Elior Group SA	49,414	125,938
	Elis SA	51,341	1,060,711
	Equasens	1,753	161,347
	EssilorLuxottica SA	12,599	2,534,606
	Eurofins Scientific SE	37,806	2,600,168
Ω	Euronext NV	28,689	2,183,625
#	Eutelsat Communications SA	93,871	632,331
*	Exail Technologies SA	849	17,313
	Exclusive Networks SA	348	7,427
	Exel Industries, Class A	353	20,884
#	Fnac Darty SA	13,474	469,722
*	Forvia	43,818	1,100,908
	Gaztransport Et Technigaz SA	19,169	2,337,913
	Getlink SE	60,839	1,069,389
*	GL Events	4,130	83,621
	Groupe Crit	1,898	163,650
	Groupe SFPI	8,310	17,573

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Guerbet	1,951	$45,826
*	Haulotte Group SA	9,012	30,037
	Hermes International	8,089	17,903,099
	HEXAOM	1,318	22,019
*	ID Logistics Group	749	214,781
	Imerys SA	5,808	201,684
	Infotel SA	2,778	161,190
	Interparfums SA	2,617	188,891
	Ipsen SA	21,587	2,720,541
	IPSOS	21,861	1,092,831
#	Jacquet Metals SACA	7,542	150,483
*	JCDecaux SE	32,150	602,466
#	Kaufman & Broad SA	10,592	291,592
	Kering SA	13,378	7,681,184
Ω	La Francaise des Jeux SAEM	69,649	2,659,015
	Lacroix Group SA	641	26,185
	Laurent-Perrier	972	131,477
	Lectra	10,147	323,169
	Legrand SA	44,084	4,419,628
	Linedata Services	233	14,657
	LISI	2,079	54,343
#	LNA Sante SA	1,459	46,975
	L'Oreal SA	50,782	23,619,186
*	Lumibird	1,274	21,579
	LVMH Moet Hennessy Louis Vuitton SE	55,094	51,169,518
#Ω	Maisons du Monde SA	14,878	156,216
	Manitou BF SA	4,378	126,370
	Mersen SA	5,940	279,577
	Metropole Television SA	16,325	230,602
#*	Nacon SA	7,550	16,463
Ω	Neoen SA	21,971	722,434
	Nexans SA	11,733	1,041,659
	Nexity SA	29,792	504,449
	NRJ Group	1,390	10,513
	Oeneo SA	5,443	81,998
#*	OL Groupe SA	6,601	21,760
	Orange SA	977,626	11,050,923
	Pernod Ricard SA	14,069	3,101,814
*	Pierre Et Vacances SA	7,107	12,084
#*	Prodways Group SA	4,815	10,032
	Publicis Groupe SA	49,553	3,995,229
	Quadient SA	15,198	338,829
#*††	Recylex SA	633	0
#	Remy Cointreau SA	8,886	1,525,356
	Renault SA	67,621	2,970,025
	Rexel SA	142,020	3,425,843
	Robertet SA	98	89,309
	Rothschild & Co.	15,937	677,038
	Rubis SCA	50,344	1,241,399
	Safran SA	24,710	4,102,184
#	Samse SACA	200	41,558
	Sanofi	101,017	10,776,950
	Sartorius Stedim Biotech	4,372	1,367,874
	Schneider Electric SE	48,933	8,728,508
	SCOR SE	113,843	3,402,251
	SEB SA	9,750	1,091,472
	SES SA	165,187	1,070,164
#*	SES-imagotag SA	1,376	177,957
*Ω	SMCP SA	20,526	154,009

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Societe BIC SA	10,512	$642,648
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	419	50,700
	Societe Generale SA	144,733	3,936,265
	Societe pour l'Informatique Industrielle	3,918	229,202
*	SOITEC	3,847	756,048
	Sopra Steria Group SACA	8,190	1,780,794
	SPIE SA	60,608	1,819,328
	Stef SA	917	111,157
	Sword Group	4,445	207,726
	Synergie SE	4,886	177,047
	Technip Energies NV	91,651	2,088,910
	Teleperformance	12,431	1,802,977
#	Television Francaise 1	25,710	210,251
	Thales SA	22,877	3,422,165
	Thermador Groupe	4,406	390,528
	Tikehau Capital SCA	9,721	247,388
*	Touax SA	905	6,865
	Trigano SA	3,424	501,380
*	Ubisoft Entertainment SA	47,319	1,591,418
	Valeo	59,409	1,342,891
*	Vallourec SA	69,223	903,125
#*	Vantiva SA	23,597	4,973
	Vinci SA	64,364	7,559,383
	Virbac SA	1,494	460,170
	Vivendi SE	257,984	2,303,367
#*	Voltalia SA	8,088	140,533
	Vranken-Pommery Monopole SA	1,133	22,308
	Wavestone	5,088	302,061
*Ω	Worldline SA	91,708	3,635,250
TOTAL FRANCE			318,682,779
GERMANY — (6.6%)
	7C Solarparken AG	25,419	106,217
*	About You Holding SE	2,117	15,070
	Adesso SE	1,263	147,511
	Adidas AG	30,568	6,171,222
#*	Adtran Networks SE	1,236	27,171
	All for One Group SE	1,306	56,145
	Allgeier SE	3,172	84,163
	Allianz SE	51,751	12,368,456
	AlzChem Group AG	138	2,934
	Amadeus Fire AG	3,458	410,664
*	Aroundtown SA	417,762	649,041
	Atoss Software AG	2,495	605,821
Ω	Aumann AG	766	11,278
	Aurubis AG	16,913	1,592,059
*Ω	Auto1 Group SE	23,549	253,769
	Basler AG	2,142	35,124
	Bayerische Motoren Werke AG	64,507	7,866,627
	BayWa AG	7,917	331,786
	Bechtle AG	46,174	2,032,285
	Beiersdorf AG	12,043	1,559,633
	Bertrandt AG	2,343	123,040
	Bijou Brigitte AG	1,981	99,993
	Bilfinger SE	12,800	463,414
*	Borussia Dortmund GmbH & Co. KGaA	35,509	169,567
	Brenntag SE	75,979	5,894,801
	CANCOM SE	9,579	275,806
	Carl Zeiss Meditec AG	8,980	1,040,608

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	CECONOMY AG	84,400	$252,901
	CENIT AG	3,758	52,039
	Cewe Stiftung & Co. KGAA	3,729	385,408
*	Cherry SE	1,260	6,255
	Commerzbank AG	315,729	3,776,592
	CompuGroup Medical SE & Co. KgaA	13,885	705,160
*Ω	Covestro AG	92,784	4,984,253
	CropEnergies AG	3,752	37,746
	CTS Eventim AG & Co. KGaA	22,121	1,509,669
	Daimler Truck Holding AG	117,058	4,393,221
*Ω	Delivery Hero SE	35,691	1,620,004
	Dermapharm Holding SE	3,903	190,654
	Deutsche Bank AG	50,784	562,947
	Deutsche Beteiligungs AG	6,612	220,295
	Deutsche Boerse AG	28,959	5,548,588
Ω	Deutsche Pfandbriefbank AG	34,408	286,374
	Deutsche Telekom AG, Sponsored ADR	2,413	52,434
	Deutsche Telekom AG	353,124	7,698,539
	Deutsche Wohnen SE	9,457	237,258
	Deutz AG	27,374	150,621
*	DFV Deutsche Familienversicherung AG	1,942	16,140
	DHL Group	105,096	5,404,374
#	DIC Asset AG	22,026	108,494
	DMG Mori AG	1,474	68,881
*	Dr Hoenle AG	1,006	24,996
	Draegerwerk AG & Co. KGaA	1,079	47,903
	Duerr AG	22,581	704,538
Ω	DWS Group GmbH & Co. KGaA	13,334	468,114
	E.ON SE	442,317	5,595,452
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,565	101,515
	ElringKlinger AG	8,199	70,312
#*	Encavis AG	53,930	904,287
	Energiekontor AG	2,603	226,065
	Evonik Industries AG	40,137	831,358
*	Evotec SE	1,204	31,715
	Fabasoft AG	1,372	27,653
	Fielmann AG	6,642	341,246
*	flatexDEGIRO AG	15,046	148,319
	FORTEC Elektronik AG	383	11,965
*	Fraport AG Frankfurt Airport Services Worldwide	7,797	411,954
	Freenet AG	57,573	1,425,114
	Fresenius Medical Care AG & Co. KGaA	33,757	1,753,153
	Fresenius SE & Co. KGaA	53,567	1,681,047
	FUCHS SE	15,112	498,797
	GEA Group AG	74,992	3,182,796
	Gesco SE	3,348	83,607
	GFT Technologies SE	9,787	284,018
*	Grand City Properties SA	24,368	200,964
	GRENKE AG	8,894	245,303
	H&R GmbH & Co. KGaA	8,388	48,584
	Hamburger Hafen und Logistik AG	7,861	103,325
	Hannover Rueck SE	15,793	3,369,817
	Hawesko Holding SE	1,210	49,630
#*	Heidelberger Druckmaschinen AG	91,729	146,173
	Hella GmbH & Co. KGaA	1,285	101,828
*	HelloFresh SE	89,457	2,550,874
	Henkel AG & Co. KGaA	14,437	1,008,890
	Hensoldt AG	22,514	765,476
	Hochtief AG	4,878	480,508

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Hornbach Holding AG & Co. KGaA	4,575	$370,050
	Hugo Boss AG	28,549	2,305,290
*	Hypoport SE	419	87,425
	Indus Holding AG	10,640	284,748
	Infineon Technologies AG	119,228	5,238,337
	Init Innovation in Traffic Systems SE	1,087	37,178
Ω	Instone Real Estate Group SE	22,434	155,892
	IVU Traffic Technologies AG	3,842	63,354
	Jenoptik AG	15,445	499,563
Ω	JOST Werke SE	6,051	352,566
	Katek SE	50	751
	KION Group AG	33,411	1,400,022
	Kloeckner & Co. SE	36,269	384,137
	Knaus Tabbert AG	712	46,917
	Knorr-Bremse AG	26,416	1,858,046
*	Koenig & Bauer AG	6,934	133,075
	Kontron AG	12,351	268,625
	Krones AG	5,640	679,634
	KWS Saat SE & Co. KGaA	1,786	112,439
	Lanxess AG	34,586	1,166,454
	Leifheit AG	3,048	63,823
*	LPKF Laser & Electronics SE	3,567	31,500
*	Manz AG	596	11,071
*	Medios AG	4,201	80,955
	Mercedes-Benz Group AG	184,243	14,714,183
*	METRO AG	64,484	560,700
	MLP SE	30,396	182,376
	MTU Aero Engines AG	14,502	3,386,383
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,614	5,877,826
	Mutares SE & Co. KGaA	2,544	61,398
#*	Nagarro SE	3,729	353,270
	Nemetschek SE	27,022	1,966,364
	New Work SE	1,058	124,588
	Nexus AG	4,699	300,377
*	Nordex SE	11,568	163,462
	Norma Group SE	8,633	152,316
	OHB SE	2,457	85,519
	PATRIZIA SE	26,565	271,804
	Pfeiffer Vacuum Technology AG	1,776	294,070
	PNE AG	7,350	107,647
#	ProSiebenSat.1 Media SE	83,505	830,147
	PSI Software AG	3,733	115,500
	Puma SE	61,385	4,148,477
*	PVA TePla AG	4,197	98,859
*	QIAGEN NV	69,054	3,234,828
	Rational AG	3,119	2,334,752
#*Ω	Redcare Pharmacy NV	497	57,624
	Rheinmetall AG	14,231	4,030,874
	RTL Group SA	18,294	790,211
	SAF-Holland SE	6,396	91,396
	SAP SE, Sponsored ADR	1,458	198,798
	SAP SE	79,831	10,889,871
Ω	Scout24 SE	7,312	483,365
	Secunet Security Networks AG	707	162,210
	Siemens AG	109,106	18,596,261
*	Siemens Energy AG	132,970	2,252,729
Ω	Siemens Healthineers AG	26,737	1,553,508
	Sixt SE	7,230	871,805
#*	SMA Solar Technology AG	5,600	533,894

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Software AG	32,296	$1,108,812
	Stabilus SE	11,845	675,306
	Stemmer Imaging AG	511	20,506
	STRATEC SE	2,751	154,408
	Stroeer SE & Co. KGaA	12,716	614,964
	Suedzucker AG	1,210	20,948
	SUESS MicroTec SE	7,059	176,114
	Surteco Group SE	706	13,728
*	SUSE SA	7,867	92,668
	Symrise AG	21,752	2,376,009
	Synlab AG	1,211	11,994
*	TAG Immobilien AG	54,788	615,848
	Takkt AG	14,419	207,158
*	Talanx AG	18,285	1,119,771
*Ω	TeamViewer SE	79,652	1,353,976
	Technotrans SE	943	27,594
	Telefonica Deutschland Holding AG	313,642	845,071
	thyssenkrupp AG	70,329	559,142
	United Internet AG	27,652	413,980
	USU Software AG	451	10,916
#	VERBIO Vereinigte BioEnergie AG	13,879	676,554
*	Vitesco Technologies Group AG, Class A	4,912	420,094
	Volkswagen AG	5,799	926,771
	Vonovia SE	6,409	149,330
	Vossloh AG	3,530	158,301
	Wacker Chemie AG	4,710	731,877
	Wacker Neuson SE	12,326	319,719
	Washtec AG	4,609	177,296
*	Westwing Group SE	3,418	30,192
	Wuestenrot & Wuerttembergische AG	14,275	247,048
*Ω	Zalando SE	14,884	513,865
	Zeal Network SE	1,900	73,160
TOTAL GERMANY			218,942,712
HONG KONG — (1.5%)
	Aeon Credit Service Asia Co. Ltd.	18,000	12,812
	AIA Group Ltd.	1,762,200	17,630,345
#*	Aidigong Maternal & Child Health Ltd.	728,000	33,706
	Analogue Holdings Ltd.	192,000	34,769
	APAC Resources Ltd.	80,000	11,677
#*	Apollo Future Mobility Group Ltd.	1,728,000	29,003
*	Asia Standard International Group Ltd.	80,000	6,244
	ASMPT Ltd.	69,700	679,860
	Best Mart 360 Holdings Ltd.	48,000	12,576
	BOC Hong Kong Holdings Ltd.	512,000	1,562,646
*	BOCOM International Holdings Co. Ltd.	343,000	17,940
*††	Brightoil Petroleum Holdings Ltd.	229,000	0
	Chen Hsong Holdings	46,000	10,060
*	China Star Entertainment Ltd.	130,000	13,372
*	Chinese Estates Holdings Ltd.	140,000	39,818
	Chow Sang Sang Holdings International Ltd.	197,000	229,766
	Chow Tai Fook Jewellery Group Ltd.	554,000	967,232
	Chuang's China Investments Ltd.	190,000	4,869
	Chuang's Consortium International Ltd.	92,000	6,850
	CITIC Telecom International Holdings Ltd.	444,000	178,332
	CK Asset Holdings Ltd.	273,823	1,585,728
	CMBC Capital Holdings Ltd.	52,250	7,036
*	C-Mer Eye Care Holdings Ltd.	148,000	77,151
#††	Convoy, Inc.	528,000	2,119

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Cowell e Holdings, Inc.	46,000	$86,250
*	CSC Holdings Ltd.	12,550,000	53,488
	CSI Properties Ltd.	690,000	11,961
#*††	CW Group Holdings Ltd.	85,500	0
	Dah Sing Banking Group Ltd.	108,000	80,910
	Dah Sing Financial Holdings Ltd.	43,600	107,719
	Dickson Concepts International Ltd.	63,000	35,393
*	Digital Domain Holdings Ltd.	290,000	8,645
	Dynamic Holdings Ltd.	16,000	23,033
	EC Healthcare	238,000	142,684
	Emperor International Holdings Ltd.	402,000	28,087
	Emperor Watch & Jewellery Ltd.	490,000	12,360
*	ENM Holdings Ltd.	376,000	25,612
*	Esprit Holdings Ltd.	1,098,100	80,496
	EuroEyes International Eye Clinic Ltd., Class C	26,000	16,379
	Far East Consortium International Ltd.	489,043	115,602
*Ω	FIT Hon Teng Ltd.	345,000	60,410
	FSE Lifestyle Services Ltd.	50,000	38,871
*	Fullwealth International Group Holdings Ltd.	48,000	1,330
	Giordano International Ltd.	560,000	199,251
	Glorious Sun Enterprises Ltd.	129,000	14,036
#*	Gold Fin Holdings	44,000	0
	Great Eagle Holdings Ltd.	113,693	212,319
*	Greentech Technology International Ltd.	432,000	26,926
	G-Resources Group Ltd.	130,050	27,985
	Guoco Group Ltd.	10,000	81,492
	Guotai Junan International Holdings Ltd.	265,000	22,866
*	Haitong International Securities Group Ltd.	1,268,383	119,010
	Hang Lung Properties Ltd.	111,000	173,221
	Hang Seng Bank Ltd.	73,900	1,129,603
	Hanison Construction Holdings Ltd.	137,806	19,488
	Henderson Land Development Co. Ltd.	211,740	654,524
	HKBN Ltd.	308,000	168,253
	HKR International Ltd.	342,800	85,969
	Hon Kwok Land Investment Co. Ltd.	26,000	6,497
	Hong Kong Exchanges & Clearing Ltd.	101,500	4,279,443
	Hong Kong Ferry Holdings Co. Ltd.	92,000	60,388
	Hong Kong Technology Venture Co. Ltd.	163,000	96,853
	Hongkong Chinese Ltd.	58,000	3,310
Ω	Honma Golf Ltd.	11,500	4,896
	Hysan Development Co. Ltd.	122,000	288,281
*	IGG, Inc.	424,000	216,084
*	Imagi International Holdings Ltd.	56,000	2,091
Ω	Impro Precision Industries Ltd.	96,000	33,179
	International Housewares Retail Co. Ltd.	169,000	57,256
*	ITC Properties Group Ltd.	49,758	5,461
	K Wah International Holdings Ltd.	572,000	187,348
	Karrie International Holdings Ltd.	132,000	11,847
	Kerry Logistics Network Ltd.	167,000	206,198
	Kerry Properties Ltd.	250,500	541,572
	Kowloon Development Co. Ltd.	234,000	246,485
*	KRP Development Holdings Ltd.	33,000	4,499
*	Lai Sun Development Co. Ltd.	55,350	9,726
	Liu Chong Hing Investment Ltd.	96,000	75,036
	L'Occitane International SA	312,750	960,952
	Luk Fook Holdings International Ltd.	167,000	440,931
	Lung Kee Bermuda Holdings	44,000	10,745
	Man Wah Holdings Ltd.	454,000	394,001
	MECOM Power & Construction Ltd.	864,750	114,601

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Midland Holdings Ltd.	251,026	$24,552
	Modern Dental Group Ltd.	116,000	47,002
	MTR Corp. Ltd.	79,500	366,360
*	NagaCorp Ltd.	377,140	237,565
*	NEW Concepts Holdings Ltd.	108,000	7,647
	New World Development Co. Ltd.	313,000	774,040
*††	NewOcean Energy Holdings Ltd.	550,000	494
	NWS Holdings Ltd.	455,242	522,137
	Oriental Watch Holdings	142,476	81,994
*	Pacific Century Premium Developments Ltd.	162,000	7,499
	PC Partner Group Ltd.	72,000	35,887
	PCCW Ltd.	787,000	402,393
	Pentamaster International Ltd.	126,000	16,158
	Perfect Medical Health Management Ltd.	183,000	102,353
	Pico Far East Holdings Ltd.	406,000	70,992
	Playmates Holdings Ltd.	90,000	7,617
	Playmates Toys Ltd.	96,000	9,734
	Plover Bay Technologies Ltd.	80,000	25,253
	Power Assets Holdings Ltd.	201,500	1,056,106
	Prada SpA	152,700	1,086,892
*	PT International Development Co. Ltd.	585,000	7,070
*Ω	Samsonite International SA	578,700	1,724,608
*	Shun Tak Holdings Ltd.	94,000	15,754
	Singamas Container Holdings Ltd.	410,000	35,289
	Sino Land Co. Ltd.	622,227	763,798
#*	SJM Holdings Ltd.	337,000	156,454
	Soundwill Holdings Ltd.	11,500	8,879
	Sun Hung Kai & Co. Ltd.	117,000	43,569
	Sun Hung Kai Properties Ltd.	157,707	1,980,267
*	Suncorp Technologies Ltd.	290,000	7,488
	Swire Pacific Ltd., Class A	62,000	518,273
	Swire Pacific Ltd., Class B	52,500	70,318
	Swire Properties Ltd.	77,600	194,724
	TAI Cheung Holdings Ltd.	170,000	79,290
	Tai Hing Group Holdings Ltd.	112,000	13,806
	Techtronic Industries Co. Ltd.	304,000	3,453,607
*	Television Broadcasts Ltd.	118,200	74,513
*	Theme International Holdings Ltd.	2,740,000	306,415
	Town Health International Medical Group Ltd.	952,000	39,155
	Tradelink Electronic Commerce Ltd.	224,000	26,457
	United Laboratories International Holdings Ltd.	252,000	202,126
	Value Partners Group Ltd.	356,000	134,802
	Vesync Co. Ltd.	24,000	10,162
	VSTECS Holdings Ltd.	258,400	131,131
	VTech Holdings Ltd.	48,500	302,464
*	Wai Kee Holdings Ltd.	120,000	23,192
*	Wang On Group Ltd.	2,940,000	21,632
	Wharf Real Estate Investment Co. Ltd.	206,000	1,105,492
	Wing Tai Properties Ltd.	18,000	7,650
*	Xingye Alloy Materials Group Ltd.	73,000	9,850
	YTO International Express & Supply Chain Technology Ltd.	82,000	17,004
*	Yunfeng Financial Group Ltd.	28,000	4,451
*	Zensun Enterprises Ltd.	111,999	9,254
*	Zhaobangji Properties Holdings Ltd.	376,000	16,165
TOTAL HONG KONG			51,673,548
IRELAND — (0.6%)
	AIB Group PLC	296,887	1,396,456
	Bank of Ireland Group PLC	414,757	4,376,021

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
	Cairn Homes PLC	358,413	$430,330
	FBD Holdings PLC	11,875	168,430
*	Flutter Entertainment PLC	22,390	4,454,077
	Glanbia PLC	53,937	836,776
*Ω	Glenveagh Properties PLC	277,630	327,843
	Kerry Group PLC, Class A	9,837	977,314
	Kingspan Group PLC	31,753	2,548,608
*	Permanent TSB Group Holdings PLC	12,093	30,315
	Smurfit Kappa Group PLC	126,941	5,023,185
TOTAL IRELAND			20,569,355
ISRAEL — (0.6%)
*	Afcon Holdings Ltd.	885	22,662
#*	AFI Properties Ltd.	6,869	278,700
	Africa Israel Residences Ltd.	1,238	60,647
*	Airport City Ltd.	15,757	237,587
*	Allot Ltd.	5,136	12,734
	Alony Hetz Properties & Investments Ltd.	35,898	301,598
	Arad Ltd.	4,385	68,968
#	Ashtrom Group Ltd.	9,421	141,903
	Atreyu Capital Markets Ltd.	794	11,004
	AudioCodes Ltd.	7,806	78,372
	Automatic Bank Services Ltd.	3,721	15,381
*	Avgol Industries 1953 Ltd.	36,631	14,168
*	Azorim-Investment Development & Construction Co. Ltd.	25,722	89,409
	Azrieli Group Ltd.	2,180	124,053
	Bank Leumi Le-Israel BM	185,276	1,478,988
*	Bet Shemesh Engines Holdings 1997 Ltd.	2,007	54,489
	Bezeq The Israeli Telecommunication Corp. Ltd.	377,908	499,990
*	Big Shopping Centers Ltd.	954	89,723
	Blue Square Real Estate Ltd.	1,444	88,250
	Carasso Motors Ltd.	14,778	67,273
*	Clal Insurance Enterprises Holdings Ltd.	26,674	406,311
*	Compugen Ltd.	10,549	11,802
	Danel Adir Yeoshua Ltd.	2,526	199,393
	Delek Automotive Systems Ltd.	15,720	113,849
	Delta Galil Ltd.	5,707	225,167
#	Delta Israel Brands Ltd.	1,130	12,124
	Direct Finance of Direct Group 2006 Ltd.	128	15,790
	Dor Alon Energy in Israel 1988 Ltd.	1,328	25,928
	E&M Computing Ltd.	5,670	14,424
	Elbit Systems Ltd.	1,879	398,780
	Electra Consumer Products 1970 Ltd.	3,684	92,016
	Electra Ltd.	772	339,892
	Electra Real Estate Ltd.	5,625	70,615
*	Ellomay Capital Ltd.	1,542	26,348
	Energix-Renewable Energies Ltd.	97,434	356,564
*	Enlight Renewable Energy Ltd.	24,191	465,897
	FMS Enterprises Migun Ltd.	2,021	63,823
	Formula Systems 1985 Ltd.	3,228	234,239
	Formula Systems 1985 Ltd., Sponsored ADR	1,529	110,853
	Fox Wizel Ltd.	3,912	326,390
	Gav-Yam Lands Corp. Ltd.	23,616	169,553
*	Gilat Satellite Networks Ltd.	7,921	49,823
*	Hagag Group Real Estate Development	10,016	37,627
*	Hamat Group Ltd.	6,948	27,224
	Harel Insurance Investments & Financial Services Ltd.	57,285	451,810
	Hilan Ltd.	5,191	254,217
#	Hiper Global Ltd.	5,670	23,903

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	ICL Group Ltd.	107,279	$714,316
	IDI Insurance Co. Ltd.	3,770	77,942
*	IES Holdings Ltd.	1,083	75,153
	Ilex Medical Ltd.	2,010	41,576
	Inrom Construction Industries Ltd.	35,497	129,430
	Isracard Ltd.	70,682	293,120
	Israel Canada T.R Ltd.	19,869	49,196
	Israel Discount Bank Ltd., Class A	203,262	1,076,628
	Israel Land Development Co. Ltd.	4,742	44,668
	Israel Shipyards Industries Ltd.	450	11,660
	Isras Investment Co. Ltd.	699	143,287
*	Kamada Ltd.	6,587	32,632
	Klil Industries Ltd.	267	13,326
	M Yochananof & Sons Ltd.	2,246	102,110
	Magic Software Enterprises Ltd.	5,211	65,431
	Malam - Team Ltd.	2,870	49,193
	Matrix IT Ltd.	13,031	260,465
	Maytronics Ltd.	9,928	135,223
	Mega Or Holdings Ltd.	5,911	130,381
	Melisron Ltd.	3,104	205,124
	MENIF - Financial Services Ltd.	4,631	11,832
	Menora Mivtachim Holdings Ltd.	10,987	234,505
	Meshulam Levinstein Contracting & Engineering Ltd.	498	39,905
	Migdal Insurance & Financial Holdings Ltd.	177,504	219,511
	Mivne Real Estate KD Ltd.	124,198	327,436
*	Mivtach Shamir Holdings Ltd.	1,600	42,860
	Mizrahi Tefahot Bank Ltd.	14,306	516,517
*	Netanel Menivim Ltd.	2,330	1,476
*	Nice Ltd.	528	114,930
#*	Nice Ltd., Sponsored ADR	4,410	960,719
*	Nova Ltd.	3,694	459,179
	Novolog Ltd.	129,670	71,655
	Oil Refineries Ltd.	1,016,093	324,808
	One Software Technologies Ltd.	14,338	190,377
*	OY Nofar Energy Ltd.	585	13,733
	Palram Industries 1990 Ltd.	1,658	13,050
*	Paz Oil Co. Ltd.	7,173	779,935
	Peninsula Group Ltd.	14,086	6,895
*	Perion Network Ltd.	10,361	374,607
	Phoenix Holdings Ltd.	73,547	754,640
	Plasson Industries Ltd.	1,135	50,325
	Pluri, Inc.	5,947	4,487
	Polyram Plastic Industries Ltd.	4,587	11,844
	Prashkovsky Investments & Construction Ltd.	4,675	108,525
*	Priortech Ltd.	1,051	25,557
	Qualitau Ltd.	725	9,744
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,808	230,013
#	Rapac Communication & Infrastructure Ltd.	1,869	13,535
	Retailors Ltd.	2,963	64,077
	Sano-Brunos Enterprises Ltd.	978	55,902
*	Scope Metals Group Ltd.	3,768	132,320
#	Shapir Engineering & Industry Ltd.	20,911	149,060
*	Shikun & Binui Ltd.	39,157	107,219
*	Shufersal Ltd.	63,751	338,069
*	Strauss Group Ltd.	2,900	68,295
	Summit Real Estate Holdings Ltd.	10,702	148,307
	Suny Cellular Communication Ltd.	47,494	17,969
	Tadiran Group Ltd.	1,256	100,950
	Telsys Ltd.	479	32,601

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	55,380	$465,192
	Victory Supermarket Chain Ltd.	3,518	34,693
	YD More Investments Ltd.	9,397	22,746
	YH Dimri Construction & Development Ltd.	3,362	237,532
TOTAL ISRAEL			19,798,654
ITALY — (2.2%)
	A2A SpA	277,251	528,983
	ACEA SpA	27,501	336,938
#*	Aeffe SpA	9,974	12,737
	Amplifon SpA	72,785	2,462,468
Ω	Anima Holding SpA	91,154	351,233
	Ariston Holding NV	6,677	62,236
	Arnoldo Mondadori Editore SpA	81,401	191,784
	Ascopiave SpA	41,478	104,172
	Assicurazioni Generali SpA	192,168	4,093,278
*	Avio SpA	4,827	48,111
	Azimut Holding SpA	68,448	1,616,233
	Banca Generali SpA	29,500	1,105,086
	Banca IFIS SpA	9,820	173,430
	Banca Mediolanum SpA	89,340	868,110
	BasicNet SpA	14,461	76,585
Ω	BFF Bank SpA	34,761	392,361
	Biesse SpA	2,682	36,144
	BPER Banca	452,881	1,567,106
	Brunello Cucinelli SpA	13,427	1,135,259
	Cairo Communication SpA	29,772	57,064
Ω	Carel Industries SpA	17,287	494,793
	Cembre SpA	365	13,002
*	CIR SpA-Compagnie Industriali	136,243	60,627
	Credito Emiliano SpA	22,111	189,028
	Danieli & C Officine Meccaniche SpA	10,707	205,780
	Danieli & C Officine Meccaniche SpA	3,303	81,714
	Datalogic SpA	3,188	23,715
	Davide Campari-Milano NV	81,526	1,096,433
	De' Longhi SpA	6,671	169,274
	DiaSorin SpA	4,286	480,855
#	Digital Bros SpA	2,171	33,552
	Elica SpA	6,100	17,217
	Emak SpA	29,507	34,215
Ω	Enav SpA	38,380	165,031
	Enel SpA	550,204	3,793,765
	Esprinet SpA	14,964	88,009
*	Eurotech SpA	3,709	12,590
*	Exprivia SpA	5,998	10,478
	Ferrari NV	19,385	6,212,594
*	Fiera Milano SpA	4,147	10,787
	Fila SpA	4,512	40,184
*	Fincantieri SpA	63,031	36,172
	FinecoBank Banca Fineco SpA	192,743	2,992,766
*	Garofalo Health Care SpA	4,444	20,330
	Gefran SpA	856	8,334
*	Geox SpA	18,566	16,837
	GPI SpA	959	11,537
	Gruppo MutuiOnline SpA	7,943	284,404
	Hera SpA	415,497	1,290,134
	IMMSI SpA	75,654	40,018
	Intercos SpA	918	16,003
	Interpump Group SpA	12,397	674,506

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Intesa Sanpaolo SpA	1,577,163	$4,560,630
	Iren SpA	80,792	163,725
	Italgas SpA	274,328	1,616,297
	Italian Sea Group SPA	2,613	21,810
	Italmobiliare SpA	3,302	90,756
*	Iveco Group NV	71,673	679,787
	IVS Group SA	5,927	32,566
*	KME Group SpA	109,260	119,482
	Leonardo SpA	144,403	1,955,126
	LU-VE SpA	2,541	82,216
#	Maire Tecnimont SpA	67,483	277,255
	Mediobanca Banca di Credito Finanziario SpA	206,799	2,755,927
	MFE-MediaForEurope NV, Class A	537,823	284,546
#	MFE-MediaForEurope NV, Class B	98,704	76,148
	Moncler SpA	57,345	4,138,796
*Ω	Nexi SpA	193,488	1,675,607
	Openjobmetis SpA agenzia per il lavoro	1,095	10,309
Ω	OVS SpA	131,786	362,137
	Pharmanutra SpA	1,625	103,793
	Piaggio & C SpA	84,642	332,824
Ω	Piovan SpA	3,441	36,171
	Prysmian SpA	39,852	1,589,104
	Recordati Industria Chimica e Farmaceutica SpA	25,432	1,313,310
	Reply SpA	8,105	878,072
	Rizzoli Corriere Della Sera Mediagroup SpA	61,164	48,396
	SAES Getters SpA	1,290	41,609
	SAES Getters SpA	1,885	60,547
*	Safilo Group SpA	45,604	58,153
	Salvatore Ferragamo SpA	17,294	281,642
	Sanlorenzo SpA/Ameglia	4,592	178,358
	Saras SpA	78,580	112,372
	Sesa SpA	4,695	550,094
	Snam SpA	342,709	1,801,540
	SOL SpA	9,426	266,159
	Spaxs SpA	14,523	99,320
	Stellantis NV	283,360	5,823,048
	Tamburi Investment Partners SpA	25,548	247,885
Ω	Technogym SpA	47,176	435,198
*	Technoprobe SpA	21,884	200,113
*	Telecom Italia SpA	4,017,249	1,158,058
*	Telecom Italia SpA	1,068,081	299,474
	Tenaris SA	200	3,323
	Tenaris SA, ADR	21,251	711,696
	Terna - Rete Elettrica Nazionale	135,631	1,145,947
	Tinexta SpA	6,582	122,935
*	Tod's SpA	1,790	81,290
	TXT e-solutions SpA	2,388	57,233
	UniCredit SpA	25,903	655,870
#Ω	Unieuro SpA	9,248	98,686
	Unipol Gruppo SpA	168,219	936,589
	UnipolSai Assicurazioni SpA	160,989	413,701
#	Webuild SpA	12,528	24,525
TOTAL ITALY			72,914,157
JAPAN — (20.2%)
	&Do Holdings Co. Ltd.	2,700	20,936
	A&D HOLON Holdings Co. Ltd.	8,800	116,537
	ABC-Mart, Inc.	3,300	182,712
*	Access Co. Ltd.	12,900	82,479

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Achilles Corp.	7,700	$82,449
	AD Works Group Co. Ltd.	7,600	10,212
	Adastria Co. Ltd.	11,900	242,547
	ADEKA Corp.	50,300	1,019,823
	Ad-sol Nissin Corp.	3,900	45,831
#	Adtec Plasma Technology Co. Ltd.	2,400	27,508
	Advan Group Co. Ltd.	6,400	44,690
	Advance Create Co. Ltd.	4,300	37,342
#	Advanced Media, Inc.	6,100	76,050
	Advantest Corp.	37,200	5,145,126
	Aeon Co. Ltd.	107,799	2,334,779
	Aeon Delight Co. Ltd.	9,800	203,073
	Aeon Fantasy Co. Ltd.	2,500	50,082
	AEON Financial Service Co. Ltd.	31,600	283,936
#	Aeon Hokkaido Corp.	17,000	103,369
	Aeon Kyushu Co. Ltd.	1,900	32,145
	Aeon Mall Co. Ltd.	16,700	206,404
	Agro-Kanesho Co. Ltd.	4,400	46,593
	AGS Corp.	1,600	8,510
	Ai Holdings Corp.	7,600	119,828
	Aica Kogyo Co. Ltd.	13,400	318,397
	Aichi Corp.	13,000	82,090
	Aichi Financial Group, Inc.	2,898	50,026
	Aichi Steel Corp.	4,500	118,245
	Aichi Tokei Denki Co. Ltd.	3,600	39,908
	Aida Engineering Ltd.	26,500	189,362
	Aiful Corp.	69,800	175,400
	Ain Holdings, Inc.	11,300	401,780
	Aiphone Co. Ltd.	3,600	63,380
	Air Water, Inc.	57,300	806,995
	Airtech Japan Ltd.	2,700	24,130
	Airtrip Corp.	5,500	100,175
	Aisan Industry Co. Ltd.	14,500	119,962
	AIT Corp.	8,400	110,046
	Ajis Co. Ltd.	2,400	40,323
	Akatsuki, Inc.	2,500	37,172
*	Akebono Brake Industry Co. Ltd.	30,700	31,547
	Albis Co. Ltd.	3,200	55,384
	Alfresa Holdings Corp.	96,100	1,532,576
#	Alinco, Inc.	5,700	43,808
#	Alleanza Holdings Co. Ltd.	5,900	42,003
	Alpen Co. Ltd.	6,900	95,803
	Alpha Systems, Inc.	1,500	35,989
*	AlphaPolis Co. Ltd.	800	15,726
	Alps Alpine Co. Ltd.	53,616	473,909
	Alps Logistics Co. Ltd.	4,700	51,973
	Altech Corp.	13,900	276,273
	Amada Co. Ltd.	114,800	1,129,806
	Amano Corp.	12,900	293,140
	Amiyaki Tei Co. Ltd.	1,600	38,142
	Amvis Holdings, Inc.	7,600	154,286
	Anabuki Kosan, Inc.	2,300	35,193
	Anest Iwata Corp.	17,000	140,340
	Anicom Holdings, Inc.	16,100	71,620
	Anritsu Corp.	52,000	409,430
	Aoyama Trading Co. Ltd.	8,900	81,282
	Aoyama Zaisan Networks Co. Ltd.	15,000	105,223
#	Aozora Bank Ltd.	25,500	524,425
	Arakawa Chemical Industries Ltd.	9,100	65,603

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Arata Corp.	6,200	$214,523
	Arcland Service Holdings Co. Ltd.	3,700	78,846
	Arcs Co. Ltd.	17,923	312,730
#	Ardepro Co. Ltd.	8,330	21,853
	ARE Holdings, Inc.	51,900	696,724
	Arealink Co. Ltd.	5,400	103,175
	Argo Graphics, Inc.	5,600	138,077
	Arisawa Manufacturing Co. Ltd.	7,800	59,689
	Artnature, Inc.	6,400	35,210
*	Aruhi Corp.	5,500	39,073
	As One Corp.	13,200	524,822
	Asahi Broadcasting Group Holdings Corp.	4,000	19,386
	Asahi Co. Ltd.	6,200	54,719
	Asahi Diamond Industrial Co. Ltd.	14,700	93,086
	Asahi Group Holdings Ltd.	53,500	2,103,045
	Asahi Intelligence Service Co. Ltd.	700	6,101
	Asahi Kasei Corp.	405,200	2,761,336
#	Asahi Kogyosha Co. Ltd.	5,600	96,796
	Asahi Net, Inc.	7,400	34,218
	Asahi Yukizai Corp.	9,500	294,692
	Asanuma Corp.	5,000	122,734
	Asia Pile Holdings Corp.	700	3,119
	Asics Corp.	37,400	1,179,790
	ASKA Pharmaceutical Holdings Co. Ltd.	7,300	80,145
	ASKUL Corp.	21,200	295,793
	Astellas Pharma, Inc.	145,000	2,120,240
#	Astena Holdings Co. Ltd.	18,000	56,216
	Asti Corp.	500	10,623
	Ateam, Inc.	1,600	7,751
	Aucnet, Inc.	6,400	80,535
	Autobacs Seven Co. Ltd.	46,000	505,094
	Avant Group Corp.	8,900	94,676
	Avantia Co. Ltd.	5,600	35,479
	Awa Bank Ltd.	8,100	122,564
	Axial Retailing, Inc.	7,600	202,992
	Azbil Corp.	16,800	530,129
	AZ-COM MARUWA Holdings, Inc.	11,400	156,751
	Bandai Namco Holdings, Inc.	95,700	2,165,170
	Bando Chemical Industries Ltd.	8,500	87,456
	Bank of Iwate Ltd.	1,400	22,249
	Bank of Kyoto Ltd.	10,800	637,413
	Bank of Nagoya Ltd.	900	24,693
	Bank of the Ryukyus Ltd.	9,900	70,868
#	Baroque Japan Ltd.	600	3,769
	Base Co. Ltd.	1,000	38,350
	BayCurrent Consulting, Inc.	47,400	1,530,770
	Beaglee, Inc.	1,200	9,534
	Beauty Garage, Inc.	1,900	62,727
	Belc Co. Ltd.	4,700	222,653
	Bell System24 Holdings, Inc.	19,100	186,766
	Belluna Co. Ltd.	21,500	108,025
	Benefit One, Inc.	37,600	388,483
	Benesse Holdings, Inc.	44,800	585,332
#*	Bengo4.com, Inc.	3,100	92,867
#	Bic Camera, Inc.	31,800	238,877
	BIPROGY, Inc.	42,800	1,050,486
	BML, Inc.	9,800	207,124
#	Bookoff Group Holdings Ltd.	2,900	24,474
	Bourbon Corp.	1,800	27,008

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Br Holdings Corp.	8,900	$25,174
	BrainPad, Inc.	7,200	47,310
	Brother Industries Ltd.	52,200	813,689
	Bunka Shutter Co. Ltd.	27,200	211,014
	Bushiroad, Inc.	2,000	10,587
	Business Brain Showa-Ota, Inc.	5,400	85,831
	Business Engineering Corp.	2,400	51,359
	BuySell Technologies Co. Ltd.	500	18,023
	C Uyemura & Co. Ltd.	7,300	483,169
	CAC Holdings Corp.	5,100	61,794
	Canon Electronics, Inc.	2,500	31,776
	Canon Marketing Japan, Inc.	17,700	464,523
	Canon, Inc., Sponsored ADR	14,250	368,505
#	Canon, Inc.	41,700	1,077,752
	Capcom Co. Ltd.	38,600	1,735,726
	Career Design Center Co. Ltd.	1,900	23,719
	Careerlink Co. Ltd.	4,900	101,747
#	Carenet, Inc.	13,100	86,110
	Carlit Holdings Co. Ltd.	10,600	61,864
#	Casa, Inc.	3,100	19,184
	Casio Computer Co. Ltd.	14,200	121,334
	Cawachi Ltd.	6,000	95,418
	CDS Co. Ltd.	300	3,705
	CE Holdings Co. Ltd.	1,900	8,367
#*	CellSource Co. Ltd.	2,000	31,279
#	Celsys, Inc.	16,700	80,694
	Central Automotive Products Ltd.	4,800	120,729
	Central Japan Railway Co.	8,855	1,128,421
	Central Security Patrols Co. Ltd.	3,900	80,294
	Central Sports Co. Ltd.	1,100	18,550
#	Ceres, Inc.	1,400	10,362
#	Change Holdings, Inc.	10,900	144,071
	Charm Care Corp. KK	7,900	76,076
	Chilled & Frozen Logistics Holdings Co. Ltd.	3,700	34,343
	Chino Corp.	3,100	49,620
	Chiyoda Co. Ltd.	8,300	58,576
*	Chiyoda Corp.	54,200	131,639
	Chiyoda Integre Co. Ltd.	2,700	46,624
	Chofu Seisakusho Co. Ltd.	5,400	94,992
	Chubu Shiryo Co. Ltd.	3,200	24,656
	Chudenko Corp.	14,100	231,138
#	Chuetsu Pulp & Paper Co. Ltd.	3,700	36,088
	Chugai Pharmaceutical Co. Ltd.	108,800	3,238,023
	Chugai Ro Co. Ltd.	3,400	49,162
	Chugin Financial Group, Inc.	37,300	250,492
	Chugoku Marine Paints Ltd.	23,700	205,441
	CI Takiron Corp.	29,600	120,188
	Citizen Watch Co. Ltd.	68,500	447,700
	CKD Corp.	20,800	316,341
	CK-San-Etsu Co. Ltd.	1,800	54,166
	Cleanup Corp.	7,400	38,537
	CMIC Holdings Co. Ltd.	4,200	58,191
	Coca-Cola Bottlers Japan Holdings, Inc.	42,600	490,594
	COLOPL, Inc.	17,600	82,389
	Colowide Co. Ltd.	14,200	210,856
#	Computer Engineering & Consulting Ltd.	8,000	96,452
#	Computer Institute of Japan Ltd.	11,040	43,493
	COMSYS Holdings Corp.	37,521	749,994
	Comture Corp.	10,400	147,865

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	COOKPAD, Inc.	11,600	$12,975
	Core Corp.	2,600	31,688
	Corona Corp.	6,600	42,348
	Cosel Co. Ltd.	13,300	114,669
	Cosmos Pharmaceutical Corp.	9,800	1,132,363
	Cota Co. Ltd.	2,236	25,805
#	CRE, Inc.	8,400	81,913
	Create Restaurants Holdings, Inc.	24,300	185,896
	Create SD Holdings Co. Ltd.	13,100	323,627
	Creek & River Co. Ltd.	9,000	128,154
	Cresco Ltd.	7,100	103,539
	Cross Marketing Group, Inc.	3,700	21,900
	CTI Engineering Co. Ltd.	6,700	166,410
	CTS Co. Ltd.	8,700	46,103
	Cube System, Inc.	2,900	24,658
	Curves Holdings Co. Ltd.	10,400	58,878
*	Cyber Security Cloud, Inc.	700	13,687
	CyberAgent, Inc.	175,900	1,111,996
	Cybozu, Inc.	11,300	177,006
	Dai Nippon Printing Co. Ltd.	20,900	594,103
	Dai Nippon Toryo Co. Ltd.	14,600	98,714
	Dai-Dan Co. Ltd.	8,700	182,107
	Daido Steel Co. Ltd.	13,900	595,929
	Daifuku Co. Ltd.	63,600	1,360,222
	Daihatsu Diesel Manufacturing Co. Ltd.	9,500	51,496
	Daihen Corp.	7,800	300,980
	Daiho Corp.	4,100	114,632
	Dai-Ichi Cutter Kogyo KK	3,000	30,381
	Daiichi Jitsugyo Co. Ltd.	3,400	128,242
	Daiichi Kensetsu Corp.	2,300	25,107
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	9,000	61,695
	Dai-ichi Life Holdings, Inc.	132,800	2,713,331
	Daiichi Sankyo Co. Ltd.	68,100	2,097,453
	Daiichikosho Co. Ltd.	10,400	210,075
	Daiken Corp.	7,000	115,483
	Daiken Medical Co. Ltd.	4,300	15,753
	Daiki Aluminium Industry Co. Ltd.	3,900	42,550
	Daikin Industries Ltd.	24,400	4,933,648
#	Daikoku Denki Co. Ltd.	1,000	28,742
	Daikokutenbussan Co. Ltd.	2,800	118,890
	Dainichi Co. Ltd.	5,700	29,997
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	8,400	131,448
	Daiseki Co. Ltd.	8,480	285,794
	Daishi Hokuetsu Financial Group, Inc.	8,500	212,476
	Daisue Construction Co. Ltd.	4,800	47,184
	Daito Trust Construction Co. Ltd.	26,600	2,861,321
	Daitron Co. Ltd.	1,400	30,905
	Daiwa House Industry Co. Ltd.	116,300	3,160,907
	Daiwa Industries Ltd.	13,400	136,603
	Daiwa Securities Group, Inc.	132,900	720,438
	Daiwabo Holdings Co. Ltd.	37,800	732,556
	DCM Holdings Co. Ltd.	54,000	457,300
	Dear Life Co. Ltd.	22,000	136,710
	Delica Foods Holdings Co. Ltd.	2,200	9,499
	DeNA Co. Ltd.	34,500	422,943
	Denka Co. Ltd.	11,100	219,279
#	Densan System Holdings Co. Ltd.	3,700	85,398
	Denso Corp.	26,200	1,824,240
	Dentsu Group, Inc.	61,100	2,044,490

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Denyo Co. Ltd.	8,200	$125,953
	Dexerials Corp.	17,100	388,200
	DIC Corp.	41,800	789,043
	Digital Arts, Inc.	5,100	201,823
	Digital Garage, Inc.	1,300	37,852
	Digital Hearts Holdings Co. Ltd.	5,000	49,132
#	Digital Holdings, Inc.	6,500	48,882
	Digital Information Technologies Corp.	1,800	22,847
	Dip Corp.	20,600	520,032
	Direct Marketing MiX, Inc.	10,500	58,694
	Disco Corp.	10,600	1,992,543
	DKK Co. Ltd.	4,300	73,098
#	DKK-Toa Corp.	1,600	10,261
	DKS Co. Ltd.	5,100	63,024
	DMG Mori Co. Ltd.	74,600	1,269,386
	DMW Corp.	300	7,319
	Doshisha Co. Ltd.	10,300	169,809
	Double Standard, Inc.	1,000	16,685
	Doutor Nichires Holdings Co. Ltd.	8,200	128,774
	Dowa Holdings Co. Ltd.	27,800	897,825
#	Drecom Co. Ltd.	4,200	14,664
	DTS Corp.	18,800	444,426
	Duskin Co. Ltd.	17,500	395,110
	DyDo Group Holdings, Inc.	3,300	119,915
	Eagle Industry Co. Ltd.	8,400	104,316
	East Japan Railway Co.	18,500	1,047,361
	EAT & Holdings Co. Ltd.	2,200	32,898
	Ebara Corp.	42,500	2,008,465
	Ebara Foods Industry, Inc.	1,900	39,493
	Ebara Jitsugyo Co. Ltd.	4,400	88,548
	Ebase Co. Ltd.	6,500	33,092
	Eco's Co. Ltd.	4,400	62,492
#	EDION Corp.	34,000	349,599
	EF-ON, Inc.	8,900	36,298
	eGuarantee, Inc.	16,300	241,872
	E-Guardian, Inc.	4,600	66,796
	Ehime Bank Ltd.	5,300	32,882
	Eiken Chemical Co. Ltd.	11,800	125,220
	Eisai Co. Ltd.	16,100	1,015,807
	Eizo Corp.	7,700	273,622
	EJ Holdings, Inc.	5,000	57,660
	Elan Corp.	11,200	69,531
	Elecom Co. Ltd.	16,900	181,912
	Elematec Corp.	9,400	118,054
	EM Systems Co. Ltd.	10,300	61,685
	en Japan, Inc.	18,200	359,739
	Endo Lighting Corp.	4,900	44,325
	Enigmo, Inc.	3,100	8,551
#	Enomoto Co. Ltd.	900	11,227
	Enplas Corp.	1,300	55,673
	eRex Co. Ltd.	12,500	99,770
	ERI Holdings Co. Ltd.	800	11,292
	ES-Con Japan Ltd.	13,100	74,127
	Eslead Corp.	4,000	85,134
	ESPEC Corp.	4,200	69,928
	EXEO Group, Inc.	58,300	1,212,171
	Ezaki Glico Co. Ltd.	16,100	425,450
	F&M Co. Ltd.	3,000	62,823
	FALCO HOLDINGS Co. Ltd.	4,200	55,521

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fancl Corp.	23,000	$402,815
	FANUC Corp.	75,500	2,309,728
	Fast Fitness Japan, Inc.	2,400	24,732
	Fast Retailing Co. Ltd.	33,900	8,492,381
	FCC Co. Ltd.	16,600	217,587
#*	FDK Corp.	4,100	25,531
	Felissimo Corp.	1,200	8,503
	Ferrotec Holdings Corp.	10,900	263,738
	Fibergate, Inc.	3,100	30,649
	Financial Partners Group Co. Ltd.	31,900	307,933
	FINDEX, Inc.	5,100	22,219
	First Juken Co. Ltd.	3,400	26,619
	Fixstars Corp.	3,700	36,208
	FJ Next Holdings Co. Ltd.	8,800	64,441
	Focus Systems Corp.	3,300	23,984
	Food & Life Cos. Ltd.	24,200	476,181
	Forum Engineering, Inc.	2,600	23,532
	Forval Corp.	2,800	24,193
	Foster Electric Co. Ltd.	6,000	38,191
	FP Corp.	25,700	541,682
	France Bed Holdings Co. Ltd.	12,845	107,884
#*	FreakOut Holdings, Inc.	2,000	18,012
	F-Tech, Inc.	3,400	21,804
	FTGroup Co. Ltd.	3,600	27,097
	Fudo Tetra Corp.	5,200	69,176
	Fuji Corp.	23,200	424,768
	Fuji Corp.	5,500	67,607
	Fuji Corp. Ltd.	11,500	56,565
#	Fuji Die Co. Ltd.	1,600	7,565
	Fuji Electric Co. Ltd.	15,200	687,186
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	53,964
#	Fuji Kosan Co. Ltd.	2,800	33,063
	Fuji Media Holdings, Inc.	21,000	232,526
	Fuji Oil Co. Ltd.	21,900	46,100
	Fuji Seal International, Inc.	20,400	228,483
	Fuji Soft, Inc.	17,800	593,068
	FUJIFILM Holdings Corp.	20,000	1,161,313
	Fujikura Kasei Co. Ltd.	16,600	53,982
	Fujikura Ltd.	110,000	919,730
	Fujimi, Inc.	24,000	581,991
	Fujimori Kogyo Co. Ltd.	7,800	196,123
	Fujishoji Co. Ltd.	2,500	26,055
	Fujitsu General Ltd.	8,900	185,876
	Fujitsu Ltd.	18,400	2,382,612
	Fujiya Co. Ltd.	1,300	21,882
	Fukuda Corp.	3,400	119,204
	Fukuda Denshi Co. Ltd.	4,800	152,164
	Fukui Computer Holdings, Inc.	5,000	92,293
	Fukushima Galilei Co. Ltd.	3,900	138,424
	Fukuyama Transporting Co. Ltd.	7,300	206,324
	FULLCAST Holdings Co. Ltd.	13,400	216,910
	Fumakilla Ltd.	1,700	14,156
	Funai Soken Holdings, Inc.	18,250	338,819
	Furukawa Co. Ltd.	15,100	173,394
	Furukawa Electric Co. Ltd.	17,500	335,993
	Furuno Electric Co. Ltd.	10,400	94,436
	Furyu Corp.	10,100	104,922
	Fuso Chemical Co. Ltd.	9,400	296,406
	Fuso Pharmaceutical Industries Ltd.	2,000	29,026

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Futaba Corp.	11,500	$40,164
	Futaba Industrial Co. Ltd.	20,200	88,909
	Future Corp.	18,000	196,365
	Fuyo General Lease Co. Ltd.	12,600	1,039,743
*	GA Technologies Co. Ltd.	4,400	40,424
	Gakken Holdings Co. Ltd.	5,200	32,597
	Gakkyusha Co. Ltd.	3,400	49,977
	Gecoss Corp.	7,500	49,431
	Genki Sushi Co. Ltd.	2,600	83,956
	Genky DrugStores Co. Ltd.	4,300	152,193
	Geo Holdings Corp.	6,800	94,329
	Gift Holdings, Inc.	2,000	31,660
	Giken Ltd.	3,600	53,186
	GL Sciences, Inc.	1,000	17,157
	GLOBERIDE, Inc.	13,100	216,465
	Glory Ltd.	24,300	499,967
	GMO Financial Gate, Inc.	1,100	91,217
#	GMO Financial Holdings, Inc.	15,800	81,071
	GMO GlobalSign Holdings KK	2,700	57,816
	GMO internet group, Inc.	34,500	685,113
	GMO Payment Gateway, Inc.	10,600	808,662
	Gokurakuyu Holdings Co. Ltd.	5,600	14,682
	Goldcrest Co. Ltd.	7,500	101,861
	Goldwin, Inc.	15,000	1,231,692
#	Golf Digest Online, Inc.	4,700	25,921
	Good Com Asset Co. Ltd.	4,800	28,265
	Grandy House Corp.	7,300	31,177
	Gree, Inc.	2,800	12,376
	gremz, Inc.	5,400	104,281
	GS Yuasa Corp.	17,400	350,122
	GSI Creos Corp.	3,600	52,406
	G-Tekt Corp.	5,500	71,602
	Gun-Ei Chemical Industry Co. Ltd.	2,100	45,413
	GungHo Online Entertainment, Inc.	25,710	504,629
	Gunma Bank Ltd.	94,000	397,840
*	Gunosy, Inc.	3,300	13,470
	H.U. Group Holdings, Inc.	23,900	471,871
	H2O Retailing Corp.	25,260	271,890
	Hagihara Industries, Inc.	6,700	72,648
	Hakudo Co. Ltd.	3,100	51,338
	Hakuhodo DY Holdings, Inc.	101,600	1,168,849
	Halows Co. Ltd.	3,900	101,531
	Hamakyorex Co. Ltd.	4,200	116,083
	Hamamatsu Photonics KK	15,500	746,811
	Handsman Co. Ltd.	300	2,244
	Hankyu Hanshin Holdings, Inc.	21,300	707,647
	Hanwa Co. Ltd.	24,300	831,222
	Happinet Corp.	11,900	187,259
	Hard Off Corp. Co. Ltd.	4,300	46,135
	Harima Chemicals Group, Inc.	7,600	45,257
	Haseko Corp.	126,200	1,642,971
#	Hashimoto Sogyo Holdings Co. Ltd.	4,800	40,884
	Hazama Ando Corp.	59,100	472,849
	Heiwa Corp.	14,600	247,306
	Heiwa Real Estate Co. Ltd.	4,500	125,737
	Heiwado Co. Ltd.	11,700	199,244
#*	Hennge KK	4,600	28,613
	Hibino Corp.	900	12,306
	Hibiya Engineering Ltd.	9,700	153,602

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hikari Tsushin, Inc.	3,900	$578,710
	Himacs Ltd.	2,480	25,017
	Hioki EE Corp.	4,200	240,079
	Hirakawa Hewtech Corp.	4,700	58,440
	Hirano Tecseed Co. Ltd.	4,200	66,152
#	Hirata Corp.	4,200	235,567
	Hirose Electric Co. Ltd.	3,225	408,471
	Hirose Tusyo, Inc.	1,400	29,782
	Hiroshima Gas Co. Ltd.	26,300	70,870
	Hisaka Works Ltd.	8,100	52,937
	Hisamitsu Pharmaceutical Co., Inc.	9,700	309,983
	Hitachi Construction Machinery Co. Ltd.	33,000	990,281
	Hitachi Ltd.	116,500	7,626,612
	Hitachi Ltd., ADR	900	117,864
	Hitachi Zosen Corp.	85,200	561,399
	Hito Communications Holdings, Inc.	4,100	44,658
	Hochiki Corp.	4,700	59,671
	Hodogaya Chemical Co. Ltd.	3,500	84,493
	Hogy Medical Co. Ltd.	5,300	116,116
	Hokkaido Coca-Cola Bottling Co. Ltd.	2,200	38,832
	Hokkaido Gas Co. Ltd.	7,400	126,551
	Hokkan Holdings Ltd.	4,700	46,502
	Hokko Chemical Industry Co. Ltd.	10,800	67,252
#	Hokuetsu Corp.	56,100	340,212
#	Hokuetsu Industries Co. Ltd.	9,300	122,818
	Hokuhoku Financial Group, Inc.	35,200	315,165
	Hokuriku Electric Industry Co. Ltd.	1,800	16,093
	Hokuriku Electrical Construction Co. Ltd.	7,319	47,548
	Honda Motor Co. Ltd., Sponsored ADR	25,574	816,322
	Honda Motor Co. Ltd.	110,300	3,516,517
	H-One Co. Ltd.	6,200	36,485
	Honeys Holdings Co. Ltd.	8,600	94,788
	Hoosiers Holdings Co. Ltd.	13,800	102,660
	Horiba Ltd.	18,100	1,067,777
	Hoshizaki Corp.	15,600	598,274
	Hosiden Corp.	7,400	95,687
	Hosokawa Micron Corp.	5,000	124,287
	Hotland Co. Ltd.	5,300	63,492
	House Foods Group, Inc.	17,700	408,631
	Hulic Co. Ltd.	130,200	1,108,549
	Hyakujushi Bank Ltd.	4,000	60,199
	IBJ, Inc.	7,000	35,053
	Ichigo, Inc.	60,000	114,130
	Ichiken Co. Ltd.	2,500	35,970
	Ichinen Holdings Co. Ltd.	10,700	103,607
	Icom, Inc.	3,400	67,844
	ID Holdings Corp.	7,399	70,145
	Idec Corp.	14,000	297,885
#	IDOM, Inc.	34,200	200,618
	IHI Corp.	64,700	1,590,803
	Iida Group Holdings Co. Ltd.	39,720	696,788
	IJTT Co. Ltd.	3,900	16,653
	I'll, Inc.	3,300	60,342
	Imagica Group, Inc.	6,500	29,175
#	i-mobile Co. Ltd.	2,400	20,855
	Inaba Denki Sangyo Co. Ltd.	18,400	408,733
#	Inaba Seisakusho Co. Ltd.	4,300	46,362
	Inageya Co. Ltd.	3,200	33,767
*	I-NE Co. Ltd.	2,400	44,805

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ines Corp.	8,300	$84,225
	I-Net Corp.	2,600	30,548
	Infocom Corp.	12,200	207,003
	Information Services International-Dentsu Ltd.	10,700	379,460
	INFRONEER Holdings, Inc.	120,980	1,178,109
	Innotech Corp.	2,000	23,834
	Insource Co. Ltd.	17,700	156,445
	Intage Holdings, Inc.	15,900	189,984
	Integrated Design & Engineering Holdings Co. Ltd.	5,100	122,554
	Intelligent Wave, Inc.	3,200	18,454
	Internet Initiative Japan, Inc.	35,600	662,853
#	Inui Global Logistics Co. Ltd.	4,700	43,365
	I-PEX, Inc.	2,600	24,413
#	IPS, Inc.	3,000	48,190
#	IR Japan Holdings Ltd.	4,788	55,650
	I'rom Group Co. Ltd.	2,700	36,231
	ISB Corp.	4,700	52,130
#	Ise Chemicals Corp.	900	51,657
	Iseki & Co. Ltd.	8,500	75,184
	Ishihara Chemical Co. Ltd.	7,100	81,701
	Ishihara Sangyo Kaisha Ltd.	4,100	39,598
	Ishii Iron Works Co. Ltd.	500	9,371
#*	Istyle, Inc.	17,500	60,013
	Isuzu Motors Ltd.	200,300	2,602,046
*	ITbook Holdings Co. Ltd.	3,300	8,708
	Itfor, Inc.	15,000	116,101
	ITmedia, Inc.	6,200	59,991
	Ito En Ltd.	35,800	1,021,802
	Itochu Enex Co. Ltd.	40,000	392,658
	Itochu Techno-Solutions Corp.	19,900	504,348
	Itochu-Shokuhin Co. Ltd.	2,700	102,964
	Itoki Corp.	17,500	144,943
	Iwaki Co. Ltd.	4,300	43,872
	Iwatani Corp.	29,000	1,547,999
*	Iwatsu Electric Co. Ltd.	1,800	10,128
	Izumi Co. Ltd.	8,500	214,184
	J Front Retailing Co. Ltd.	63,500	618,076
	JAC Recruitment Co. Ltd.	10,500	208,582
	Jaccs Co. Ltd.	8,900	326,525
*	Jade Group, Inc.	2,200	26,452
	JAFCO Group Co. Ltd.	28,500	372,623
	JANOME Corp.	3,900	17,759
	Japan Airport Terminal Co. Ltd.	3,400	158,441
	Japan Aviation Electronics Industry Ltd.	11,500	233,574
	Japan Best Rescue System Co. Ltd.	5,200	28,572
	Japan Cash Machine Co. Ltd.	6,000	47,164
*	Japan Communications, Inc.	51,700	88,403
	Japan Electronic Materials Corp.	4,500	56,033
	Japan Elevator Service Holdings Co. Ltd.	22,100	273,319
	Japan Foundation Engineering Co. Ltd.	11,300	39,747
*	Japan Hospice Holdings, Inc.	600	11,823
	Japan Lifeline Co. Ltd.	27,700	194,094
	Japan Material Co. Ltd.	17,200	304,154
	Japan Medical Dynamic Marketing, Inc.	8,100	55,930
	Japan Post Bank Co. Ltd.	161,300	1,341,942
	Japan Post Insurance Co. Ltd.	50,600	817,705
	Japan Pulp & Paper Co. Ltd.	2,300	74,808
	Japan Pure Chemical Co. Ltd.	1,900	33,989
	Japan Securities Finance Co. Ltd.	39,200	332,923

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Steel Works Ltd.	5,200	$108,323
	Japan System Techniques Co. Ltd.	3,400	58,568
	Japan Wool Textile Co. Ltd.	18,100	153,660
	Jastec Co. Ltd.	2,900	27,933
	JBCC Holdings, Inc.	3,500	63,881
	JCR Pharmaceuticals Co. Ltd.	9,766	92,803
	JCU Corp.	12,600	300,200
	JDC Corp.	15,700	67,359
	Jeol Ltd.	21,000	720,298
	JFE Systems, Inc.	2,800	56,875
	JGC Holdings Corp.	73,300	1,027,706
*	JIG-SAW, Inc.	1,500	55,720
	JINS Holdings, Inc.	4,600	114,110
	JINUSHI Co. Ltd.	4,400	59,007
	JK Holdings Co. Ltd.	5,600	39,987
#	J-Lease Co. Ltd.	1,100	18,465
#	JM Holdings Co. Ltd.	5,400	73,666
	JMDC, Inc.	4,500	172,001
	Joshin Denki Co. Ltd.	7,400	106,457
	Joyful Honda Co. Ltd.	19,300	223,569
	JP-Holdings, Inc.	40,700	93,661
	JSP Corp.	6,500	86,002
	JSR Corp.	29,600	849,126
	JTEKT Corp.	48,000	452,764
#	Juki Corp.	10,400	42,184
	Justsystems Corp.	16,300	463,913
	JVCKenwood Corp.	83,620	276,005
	Kadokawa Corp.	21,603	535,481
	Kaga Electronics Co. Ltd.	8,300	371,807
	Kajima Corp.	104,001	1,643,479
	Kakaku.com, Inc.	49,800	744,407
	Kaken Pharmaceutical Co. Ltd.	3,500	87,145
#	Kamakura Shinsho Ltd.	6,300	31,305
	Kamigumi Co. Ltd.	34,800	807,231
	Kanaden Corp.	10,000	94,012
	Kanamic Network Co. Ltd.	2,300	7,562
	Kanamoto Co. Ltd.	13,600	239,868
	Kandenko Co. Ltd.	47,700	418,411
	Kaneka Corp.	21,100	621,683
	Kaneko Seeds Co. Ltd.	4,700	47,880
	Kanematsu Corp.	34,500	506,098
	Kanemi Co. Ltd.	1,000	21,088
	Kanro, Inc.	1,600	20,687
	Kansai Paint Co. Ltd.	36,100	591,727
	Kanto Denka Kogyo Co. Ltd.	8,400	56,108
	Kao Corp.	42,400	1,610,843
*	Kaonavi, Inc.	600	8,750
	Katakura Industries Co. Ltd.	8,200	93,215
	Katitas Co. Ltd.	30,500	561,006
	Kato Sangyo Co. Ltd.	11,000	301,819
	Kato Works Co. Ltd.	3,900	31,282
	Kawada Technologies, Inc.	1,400	57,137
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,600	40,817
	Kawasaki Heavy Industries Ltd.	70,300	1,792,876
	KDDI Corp.	307,000	9,035,531
	KeePer Technical Laboratory Co. Ltd.	6,600	291,573
	Keihan Holdings Co. Ltd.	11,000	311,549
	Keihanshin Building Co. Ltd.	9,000	80,040
	Keikyu Corp.	51,600	490,441

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Keio Corp.	15,618	$519,152
	Keisei Electric Railway Co. Ltd.	12,292	510,182
	KEIWA, Inc.	1,600	12,508
	Keiyo Bank Ltd.	26,200	109,989
	Keiyo Co. Ltd.	15,600	93,733
	KEL Corp.	1,000	13,331
	Kewpie Corp.	21,900	354,854
	Keyence Corp.	26,200	11,757,039
	KFC Ltd.	1,100	10,551
	KH Neochem Co. Ltd.	8,000	130,949
	Kibun Foods, Inc.	1,500	11,404
	Kikkoman Corp.	24,800	1,429,245
#	Kimoto Co. Ltd.	12,900	17,699
	Kimura Chemical Plants Co. Ltd.	4,600	23,706
	Kinden Corp.	40,000	551,665
	King Jim Co. Ltd.	4,300	26,789
	Kintetsu Department Store Co. Ltd.	1,600	27,573
	Kintetsu Group Holdings Co. Ltd.	12,700	426,042
	Kirin Holdings Co. Ltd.	69,200	1,022,114
	Kissei Pharmaceutical Co. Ltd.	5,800	122,799
	Ki-Star Real Estate Co. Ltd.	5,500	200,538
	Kitagawa Corp.	2,700	22,514
	Kitano Construction Corp.	1,200	26,035
	Kitanotatsujin Corp.	19,000	32,362
	Kitz Corp.	23,100	171,913
	Kiyo Bank Ltd.	15,000	161,072
	Koa Shoji Holdings Co. Ltd.	1,600	7,731
	Kobayashi Pharmaceutical Co. Ltd.	11,300	621,176
	Kobe Bussan Co. Ltd.	33,800	900,283
*	Kobe Electric Railway Co. Ltd.	900	19,337
	Koei Tecmo Holdings Co. Ltd.	29,000	496,223
	Kohnan Shoji Co. Ltd.	10,700	261,937
	Kohsoku Corp.	6,000	90,238
	Koito Manufacturing Co. Ltd.	29,400	540,590
#	Kojima Co. Ltd.	11,500	53,564
	Kokuyo Co. Ltd.	32,500	521,378
#	KOMAIHALTEC, Inc.	2,400	32,843
	Komatsu Ltd.	135,600	3,798,757
	Komatsu Matere Co. Ltd.	11,300	59,572
	Komatsu Wall Industry Co. Ltd.	2,600	52,739
	KOMEDA Holdings Co. Ltd.	17,100	331,425
	Komehyo Holdings Co. Ltd.	3,100	103,543
	Komeri Co. Ltd.	9,100	190,739
	Komori Corp.	21,600	168,453
	Konaka Co. Ltd.	8,100	23,017
	Konami Group Corp.	22,500	1,262,174
	Kondotec, Inc.	5,200	44,200
	Konica Minolta, Inc.	111,000	411,437
	Konishi Co. Ltd.	20,000	320,873
	Konoike Transport Co. Ltd.	6,500	81,487
	Konoshima Chemical Co. Ltd.	3,700	42,808
	Kosaido Holdings Co. Ltd.	2,800	43,630
	Kose Corp.	5,100	499,424
	Koshidaka Holdings Co. Ltd.	7,700	64,087
	Kotobuki Spirits Co. Ltd.	6,700	509,967
#	Kotobukiya Co. Ltd.	1,200	19,992
	Kozo Keikaku Engineering, Inc.	1,800	43,598
	KPP Group Holdings Co. Ltd.	9,600	42,825
	Krosaki Harima Corp.	1,800	137,466

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	KRS Corp.	4,200	$27,754
	K's Holdings Corp.	64,076	588,108
	KU Holdings Co. Ltd.	5,300	46,079
	Kubota Corp.	95,400	1,441,109
*	Kufu Co., Inc.	8,600	24,971
	Kumagai Gumi Co. Ltd.	15,400	348,785
	Kumiai Chemical Industry Co. Ltd.	7,800	58,569
	Kunimine Industries Co. Ltd.	3,100	22,243
	Kurabo Industries Ltd.	3,800	62,753
	Kuraray Co. Ltd.	47,600	478,977
	Kureha Corp.	7,100	424,488
	Kurimoto Ltd.	5,200	89,567
	Kurita Water Industries Ltd.	26,500	1,065,702
	Kuriyama Holdings Corp.	9,700	64,933
	Kusuri no Aoki Holdings Co. Ltd.	9,800	562,700
	Kyocera Corp.	21,900	1,178,484
	Kyodo Printing Co. Ltd.	2,600	59,179
	Kyokuto Boeki Kaisha Ltd.	6,600	82,957
	Kyokuto Kaihatsu Kogyo Co. Ltd.	16,100	206,723
	Kyokuyo Co. Ltd.	5,700	150,470
	Kyorin Pharmaceutical Co. Ltd.	12,900	160,850
	Kyosan Electric Manufacturing Co. Ltd.	21,800	81,163
#	Kyowa Electronic Instruments Co. Ltd.	3,500	8,818
	Kyowa Kirin Co. Ltd.	22,000	420,105
	Kyowa Leather Cloth Co. Ltd.	5,700	24,017
	Kyudenko Corp.	16,900	487,370
	Kyushu Leasing Service Co. Ltd.	4,700	29,763
	Kyushu Railway Co.	26,200	574,510
	LA Holdings Co. Ltd.	1,700	56,034
	LAC Co. Ltd.	6,900	36,463
	Lasertec Corp.	16,300	2,467,523
#*	Leopalace21 Corp.	98,200	211,670
	Life Corp.	8,400	210,713
	LIFULL Co. Ltd.	26,300	56,675
	LIKE, Inc.	3,700	42,948
#	Linical Co. Ltd.	2,500	13,890
	Link & Motivation, Inc.	13,000	39,219
	Lintec Corp.	23,800	392,792
	Lion Corp.	73,000	697,520
	Lixil Corp.	58,900	752,732
#	Loadstar Capital KK	1,200	14,839
	Look Holdings, Inc.	1,900	36,445
*	M&A Capital Partners Co. Ltd.	6,862	140,736
	M3, Inc.	107,470	2,485,117
	Mabuchi Motor Co. Ltd.	12,600	361,816
#*	Macbee Planet, Inc.	300	44,094
	Macnica Holdings, Inc.	27,400	1,148,387
	Macromill, Inc.	16,900	94,133
	Maeda Kosen Co. Ltd.	6,400	141,463
	Maezawa Industries, Inc.	4,100	26,459
#	Maezawa Kasei Industries Co. Ltd.	4,500	48,422
	Maezawa Kyuso Industries Co. Ltd.	7,400	61,370
	Mainichi Comnet Co. Ltd.	3,000	15,477
	Makino Milling Machine Co. Ltd.	10,600	424,971
	Makita Corp.	38,100	1,069,888
	Management Solutions Co. Ltd.	4,400	126,144
	Mandom Corp.	12,900	129,513
	Mani, Inc.	18,900	243,045
	MarkLines Co. Ltd.	3,900	72,716

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maruha Nichiro Corp.	19,100	$331,313
	Maruichi Steel Tube Ltd.	12,600	298,634
	MARUKA FURUSATO Corp.	7,141	134,061
#	Marumae Co. Ltd.	1,800	23,204
	Marusan Securities Co. Ltd.	20,200	75,056
#	Maruyama Manufacturing Co., Inc.	700	9,964
#	Maruzen CHI Holdings Co. Ltd.	9,400	22,676
	Maruzen Co. Ltd.	4,500	66,964
	Maruzen Showa Unyu Co. Ltd.	3,400	98,951
	Marvelous, Inc.	12,200	60,323
	Matching Service Japan Co. Ltd.	3,600	30,393
	Matsuda Sangyo Co. Ltd.	5,600	91,791
	Matsui Construction Co. Ltd.	10,300	54,746
	Matsui Securities Co. Ltd.	46,700	263,876
	MatsukiyoCocokara & Co.	15,820	925,812
	Max Co. Ltd.	10,000	187,324
	Maxell Ltd.	11,600	131,780
	Maxvalu Tokai Co. Ltd.	4,000	78,394
	Mazda Motor Corp.	122,000	1,210,300
	McDonald's Holdings Co. Japan Ltd.	2,500	98,414
	MCJ Co. Ltd.	25,100	199,199
	MEC Co. Ltd.	10,500	261,257
*	Media Do Co. Ltd.	4,300	41,069
	Medical Data Vision Co. Ltd.	11,200	54,906
	Medical System Network Co. Ltd.	18,000	48,750
	Medikit Co. Ltd.	1,500	26,618
	Medipal Holdings Corp.	92,100	1,579,197
	Medius Holdings Co. Ltd.	6,200	34,491
	Megachips Corp.	3,300	98,767
	Megmilk Snow Brand Co. Ltd.	19,300	265,878
	Meidensha Corp.	15,400	229,557
	Meiho Facility Works Ltd.	5,300	28,830
	Meiji Electric Industries Co. Ltd.	3,900	42,357
	MEIJI Holdings Co. Ltd.	32,100	741,635
	Meisei Industrial Co. Ltd.	21,400	147,753
	Meitec Corp.	36,300	661,760
#	Meiwa Corp.	9,600	46,131
	Meiwa Estate Co. Ltd.	4,200	33,654
	Melco Holdings, Inc.	1,700	38,196
#	Members Co. Ltd.	2,600	30,301
	Menicon Co. Ltd.	18,400	330,029
*	Mercari, Inc.	59,000	1,494,607
#	Mercuria Holdings Co. Ltd.	3,100	17,056
*	MetaReal Corp.	2,100	23,579
	METAWATER Co. Ltd.	5,400	69,631
	Micronics Japan Co. Ltd.	13,800	220,126
	Milbon Co. Ltd.	12,700	456,959
	MIMAKI ENGINEERING Co. Ltd.	4,800	32,224
	Minebea Mitsumi, Inc.	57,200	1,059,503
#	Mipox Corp.	7,800	34,468
	Mirai Industry Co. Ltd.	2,400	50,416
	Mirait One Corp.	61,200	785,683
	Mirarth Holdings, Inc.	49,500	168,256
	Miroku Jyoho Service Co. Ltd.	9,800	116,438
	MISUMI Group, Inc.	72,800	1,331,812
	Mitani Corp.	11,200	108,850
	Mitani Sangyo Co. Ltd.	12,600	28,794
	Mitani Sekisan Co. Ltd.	300	10,166
	Mitsuba Corp.	8,400	49,142

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Chemical Group Corp.	226,200	$1,353,089
	Mitsubishi Electric Corp.	190,600	2,750,574
	Mitsubishi Estate Co. Ltd.	133,300	1,633,683
	Mitsubishi Gas Chemical Co., Inc.	60,000	899,912
	Mitsubishi HC Capital, Inc.	145,400	961,874
	Mitsubishi Heavy Industries Ltd.	41,800	1,983,160
	Mitsubishi Kakoki Kaisha Ltd.	1,500	29,105
	Mitsubishi Logisnext Co. Ltd.	22,300	200,614
	Mitsubishi Logistics Corp.	19,999	502,356
	Mitsubishi Motors Corp.	294,500	1,189,346
	Mitsubishi Pencil Co. Ltd.	13,300	174,111
	Mitsubishi Research Institute, Inc.	2,800	106,014
	Mitsubishi Shokuhin Co. Ltd.	7,900	210,511
	Mitsubishi UFJ Financial Group, Inc.	1,002,600	8,073,184
	Mitsuboshi Belting Ltd.	5,600	177,490
	Mitsui Chemicals, Inc.	55,800	1,604,471
	Mitsui E&S Co. Ltd.	25,800	86,648
	Mitsui Fudosan Co. Ltd.	100,600	2,066,820
	Mitsui Mining & Smelting Co. Ltd.	26,500	626,375
	Mitsui-Soko Holdings Co. Ltd.	7,700	196,374
	Mitsuuroko Group Holdings Co. Ltd.	21,100	199,761
	Miura Co. Ltd.	12,200	307,806
	MIXI, Inc.	15,700	296,546
	Miyaji Engineering Group, Inc.	1,800	55,954
	Miyazaki Bank Ltd.	2,400	44,354
	Mizuho Financial Group, Inc.	150,871	2,559,590
	Mizuho Financial Group, Inc., ADR	8,184	28,153
	Mizuho Leasing Co. Ltd.	12,800	439,580
	Mizuho Medy Co. Ltd.	700	10,348
	Mizuno Corp.	8,900	233,317
	Mochida Pharmaceutical Co. Ltd.	9,200	213,932
*	Modec, Inc.	7,400	77,866
	Monex Group, Inc.	60,700	236,577
	Monogatari Corp.	5,700	139,561
#	MonotaRO Co. Ltd.	56,200	685,912
	MORESCO Corp.	2,300	19,301
	Morinaga & Co. Ltd.	13,600	441,483
	Morinaga Milk Industry Co. Ltd.	10,300	346,909
	Moriroku Holdings Co. Ltd.	1,200	17,709
	Morita Holdings Corp.	13,200	143,946
	Morito Co. Ltd.	7,100	60,793
	Morozoff Ltd.	600	15,396
	MrMax Holdings Ltd.	11,600	49,467
	MS&AD Insurance Group Holdings, Inc.	50,952	1,895,074
	Mugen Estate Co. Ltd.	5,700	35,892
	m-up Holdings, Inc.	13,200	104,312
	Murakami Corp.	1,300	26,478
	Murata Manufacturing Co. Ltd.	25,500	1,514,743
	Nabtesco Corp.	29,100	617,252
#	NAC Co. Ltd.	3,600	24,958
	Nachi-Fujikoshi Corp.	4,100	110,784
	Nafco Co. Ltd.	6,100	80,897
	Nagano Keiki Co. Ltd.	3,400	49,576
	Nagase & Co. Ltd.	53,900	926,750
	Nagase Brothers, Inc.	800	11,704
	Nagatanien Holdings Co. Ltd.	1,700	25,897
#	Nagawa Co. Ltd.	600	30,228
	Nagoya Railroad Co. Ltd.	62,200	1,001,566
	Nakabayashi Co. Ltd.	10,000	37,439

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nakamoto Packs Co. Ltd.	1,600	$18,436
	Nakamuraya Co. Ltd.	701	15,281
	Nakanishi, Inc.	28,500	656,679
	Nakano Corp.	6,500	18,250
	Nakano Refrigerators Co. Ltd.	400	15,922
	Nakayamafuku Co. Ltd.	4,800	11,678
#	Namura Shipbuilding Co. Ltd.	16,000	61,697
	Nankai Electric Railway Co. Ltd.	19,800	419,629
	Nanto Bank Ltd.	4,400	80,609
	Nanyo Corp.	1,200	18,324
#	Nasu Denki Tekko Co. Ltd.	500	32,640
	Natori Co. Ltd.	3,300	45,577
	NEC Capital Solutions Ltd.	6,000	137,019
	NEC Corp.	68,700	3,475,904
	NEC Networks & System Integration Corp.	37,500	494,479
	NET One Systems Co. Ltd.	40,800	896,454
	New Art Holdings Co. Ltd.	2,600	31,103
	New Cosmos Electric Co. Ltd.	200	3,722
#*	New Japan Chemical Co. Ltd.	5,000	8,448
	Nexon Co. Ltd.	33,300	635,344
#	Nextage Co. Ltd.	17,300	454,396
*	NexTone, Inc.	1,300	18,569
	NGK Insulators Ltd.	61,800	757,931
	NHK Spring Co. Ltd.	83,400	668,258
	Nicca Chemical Co. Ltd.	3,100	18,100
	Nice Corp.	3,400	37,414
	Nichias Corp.	15,000	308,377
	Nichiden Corp.	6,300	108,822
	Nichiha Corp.	6,700	154,134
	Nichirin Co. Ltd.	6,130	125,065
	NIDEC Corp.	33,400	1,994,813
#	NIDEC Corp., Sponsored ADR	7,192	107,952
	Nifco, Inc.	66,800	1,991,025
	Nihon Chouzai Co. Ltd.	6,400	54,209
	Nihon Dempa Kogyo Co. Ltd.	5,200	44,128
	Nihon Dengi Co. Ltd.	2,200	69,956
	Nihon Flush Co. Ltd.	8,200	55,898
#	Nihon House Holdings Co. Ltd.	14,000	36,463
	Nihon Kagaku Sangyo Co. Ltd.	8,000	63,584
	Nihon Kohden Corp.	21,500	566,730
	Nihon M&A Center Holdings, Inc.	163,400	935,765
	Nihon Nohyaku Co. Ltd.	7,300	38,113
	Nihon Parkerizing Co. Ltd.	43,700	341,805
	Nihon Tokushu Toryo Co. Ltd.	5,600	44,600
	Nihon Trim Co. Ltd.	1,200	27,431
#*	Nihon Yamamura Glass Co. Ltd.	3,300	27,038
#	Nikkiso Co. Ltd.	21,800	138,994
	Nikko Co. Ltd.	13,500	65,268
	Nikkon Holdings Co. Ltd.	14,600	306,884
	Nikon Corp.	49,800	658,245
	Nintendo Co. Ltd.	280,000	12,665,726
	Nippi, Inc.	600	16,056
	Nippn Corp.	4,100	53,785
	Nippon Air Conditioning Services Co. Ltd.	4,500	25,067
	Nippon Aqua Co. Ltd.	4,300	27,357
	Nippon Avionics Co. Ltd.	600	21,395
	Nippon Carbide Industries Co., Inc.	2,900	30,993
	Nippon Care Supply Co. Ltd.	1,200	14,163
	Nippon Chemical Industrial Co. Ltd.	3,300	45,480

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Densetsu Kogyo Co. Ltd.	14,900	$225,299
	Nippon Dry-Chemical Co. Ltd.	2,100	25,523
	Nippon Express Holdings, Inc.	29,000	1,700,305
#	Nippon Felt Co. Ltd.	2,900	8,444
#	Nippon Filcon Co. Ltd.	3,100	10,207
	Nippon Fine Chemical Co. Ltd.	5,100	104,993
	Nippon Gas Co. Ltd.	66,500	978,586
	Nippon Kayaku Co. Ltd.	68,600	633,118
	Nippon Light Metal Holdings Co. Ltd.	29,860	318,829
	Nippon Paint Holdings Co. Ltd.	77,500	710,075
#	Nippon Parking Development Co. Ltd.	78,100	117,698
	Nippon Pillar Packing Co. Ltd.	9,600	300,855
#	Nippon Rietec Co. Ltd.	7,800	78,122
	Nippon Seiki Co. Ltd.	16,300	114,130
	Nippon Seisen Co. Ltd.	1,000	33,642
	Nippon Sharyo Ltd.	3,700	52,932
	Nippon Shinyaku Co. Ltd.	25,000	1,010,991
	Nippon Shokubai Co. Ltd.	7,900	304,124
	Nippon Signal Company Ltd.	12,900	92,468
	Nippon Soda Co. Ltd.	11,100	417,383
	Nippon Telegraph & Telephone Corp.	2,292,500	2,628,851
	Nippon Thompson Co. Ltd.	19,900	80,512
	Nipro Corp.	39,900	289,706
	Nishimatsu Construction Co. Ltd.	13,100	341,259
	Nishimatsuya Chain Co. Ltd.	15,500	186,170
	Nishimoto Co. Ltd.	1,700	56,375
	Nishi-Nippon Railroad Co. Ltd.	11,400	205,910
	Nishio Holdings Co. Ltd.	8,200	208,341
	Nissan Chemical Corp.	31,600	1,419,967
	Nissan Motor Co. Ltd.	201,400	887,196
	Nissan Shatai Co. Ltd.	26,700	170,138
	Nissan Tokyo Sales Holdings Co. Ltd.	5,300	14,963
	Nissei ASB Machine Co. Ltd.	2,700	77,905
	Nissei Plastic Industrial Co. Ltd.	5,900	41,894
	Nisshin Group Holdings Co. Ltd.	19,600	71,701
	Nisshin Oillio Group Ltd.	8,800	236,211
	Nisshin Seifun Group, Inc.	28,080	348,220
	Nisshinbo Holdings, Inc.	34,604	297,391
	Nissin Corp.	7,900	145,938
	Nisso Corp.	11,600	71,732
	Nissui Corp.	98,700	470,039
	Nitori Holdings Co. Ltd.	8,800	1,077,583
	Nitta Corp.	5,100	116,505
#	Nitta Gelatin, Inc.	7,100	37,695
	Nitto Denko Corp.	47,400	3,370,661
	Nitto Kogyo Corp.	10,900	278,896
	Nitto Kohki Co. Ltd.	4,900	66,697
	Nitto Seiko Co. Ltd.	10,500	44,735
	Nittoc Construction Co. Ltd.	6,500	52,431
	NJS Co. Ltd.	3,300	70,315
	Noevir Holdings Co. Ltd.	6,100	232,496
	Nohmi Bosai Ltd.	4,900	59,491
	Nojima Corp.	30,800	300,645
	Nomura Holdings, Inc.	411,000	1,700,295
	Nomura Holdings, Inc., Sponsored ADR	77,706	324,811
	Nomura Micro Science Co. Ltd.	3,700	163,987
	Nomura Real Estate Holdings, Inc.	36,100	895,389
	Nomura Research Institute Ltd.	64,966	1,846,003
	Noritake Co. Ltd.	2,200	85,793

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Noritsu Koki Co. Ltd.	8,500	$147,397
	Noritz Corp.	11,900	146,115
	NS Solutions Corp.	11,900	312,323
	NS Tool Co. Ltd.	3,800	30,271
	NSD Co. Ltd.	23,000	450,495
	NSK Ltd.	72,200	467,321
	NSW, Inc.	3,100	54,156
	NTN Corp.	106,000	238,177
	NTT Data Group Corp.	102,500	1,425,897
	Oat Agrio Co. Ltd.	5,000	70,940
	Obara Group, Inc.	3,300	96,403
	Obayashi Corp.	151,400	1,399,819
	OBIC Business Consultants Co. Ltd.	6,300	264,599
	Obic Co. Ltd.	13,700	2,241,870
	Ocean System Corp.	1,000	6,882
#	Ochi Holdings Co. Ltd.	1,800	17,030
	Odakyu Electric Railway Co. Ltd.	25,600	374,027
	Oenon Holdings, Inc.	11,900	29,287
#	Ohashi Technica, Inc.	2,500	28,068
#	Ohba Co. Ltd.	4,500	28,687
	Ohmoto Gumi Co. Ltd.	500	26,044
	Ohsho Food Service Corp.	1,700	80,941
	Oiles Corp.	5,300	72,248
#*	Oisix ra daichi, Inc.	9,900	162,755
	Oita Bank Ltd.	2,900	50,083
	Oji Holdings Corp.	121,200	478,534
	Okabe Co. Ltd.	12,800	65,168
	Okamoto Industries, Inc.	3,700	102,872
	Okamoto Machine Tool Works Ltd.	1,100	44,408
	Okamura Corp.	24,100	345,806
	Okasan Securities Group, Inc.	64,600	257,393
	Oki Electric Industry Co. Ltd.	32,200	203,422
	Okinawa Financial Group, Inc.	4,980	78,401
	OKUMA Corp.	10,600	537,742
	Okumura Corp.	14,600	436,661
	Okura Industrial Co. Ltd.	4,000	67,310
	Okuwa Co. Ltd.	9,400	57,552
	Olba Healthcare Holdings, Inc.	800	9,840
	Olympus Corp.	193,000	3,149,167
	Omron Corp.	14,000	751,468
	Ono Pharmaceutical Co. Ltd.	92,000	1,685,929
	Onoken Co. Ltd.	10,300	123,145
	Onward Holdings Co. Ltd.	40,800	164,642
	Ootoya Holdings Co. Ltd.	800	23,515
	Open House Group Co. Ltd.	43,500	1,655,275
	Open Up Group, Inc.	24,700	387,428
*	Optim Corp.	7,000	48,102
	Optorun Co. Ltd.	5,600	92,985
#	Oracle Corp.	8,700	609,858
	Organo Corp.	9,600	278,242
	Oricon, Inc.	5,900	41,368
	Orient Corp.	12,430	97,261
	Oriental Consultants Holdings Co. Ltd.	2,100	46,305
	Oriental Land Co. Ltd.	39,000	1,495,788
	Oriental Shiraishi Corp.	40,000	87,498
	Oro Co. Ltd.	2,200	29,055
	Osaka Gas Co. Ltd.	57,000	896,886
	Osaka Organic Chemical Industry Ltd.	5,893	109,330
	Osaka Soda Co. Ltd.	2,800	114,030

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	OSAKA Titanium Technologies Co. Ltd.	500	$12,621
	Osaki Electric Co. Ltd.	9,400	37,915
	OSG Corp.	31,700	422,532
	Otsuka Corp.	39,700	1,653,241
#	OUG Holdings, Inc.	1,000	17,298
	Outsourcing, Inc.	69,200	707,971
*	Oxide Corp.	1,400	34,590
	Oyo Corp.	9,900	183,248
#	Ozu Corp.	1,500	16,765
	Pacific Industrial Co. Ltd.	10,500	101,070
	Pack Corp.	8,900	207,941
	PAL GROUP Holdings Co. Ltd.	8,300	243,582
	PALTAC Corp.	14,000	470,382
	Pan Pacific International Holdings Corp.	63,400	1,253,519
	Panasonic Holdings Corp.	213,100	2,630,375
	Paraca, Inc.	900	12,841
	Paramount Bed Holdings Co. Ltd.	9,600	157,244
*	Park24 Co. Ltd.	33,800	445,909
	Parker Corp.	7,900	41,084
	Pasco Corp.	2,100	27,123
	Pasona Group, Inc.	17,600	208,580
	PCI Holdings, Inc.	2,900	22,944
	Pegasus Co. Ltd.	7,900	31,826
	Penta-Ocean Construction Co. Ltd.	90,000	488,513
	People Dreams & Technologies Group Co. Ltd.	3,600	45,339
*	PeptiDream, Inc.	18,900	240,602
	Persol Holdings Co. Ltd.	131,900	2,609,064
	PHC Holdings Corp.	5,400	57,268
*	PIA Corp.	900	21,399
	Pigeon Corp.	49,500	668,577
	Pilot Corp.	12,300	405,310
	Plus Alpha Consulting Co. Ltd.	2,800	55,139
	Pola Orbis Holdings, Inc.	28,600	419,456
	Pole To Win Holdings, Inc.	14,300	67,763
	Poppins Corp.	1,000	9,844
	Premium Group Co. Ltd.	13,500	170,415
	Press Kogyo Co. Ltd.	20,000	89,596
	Pressance Corp.	11,500	163,761
	Prestige International, Inc.	50,500	206,080
	Procrea Holdings, Inc.	8,425	125,562
	Pronexus, Inc.	4,500	33,467
	Pro-Ship, Inc.	5,300	50,954
	Proto Corp.	10,400	93,145
	PS Mitsubishi Construction Co. Ltd.	15,100	84,370
#	Punch Industry Co. Ltd.	8,400	27,737
	QB Net Holdings Co. Ltd.	3,500	36,797
	Qol Holdings Co. Ltd.	18,700	223,093
	Quick Co. Ltd.	9,900	169,710
	Raccoon Holdings, Inc.	9,600	48,208
	Raito Kogyo Co. Ltd.	15,900	230,331
	Raiznext Corp.	5,500	56,357
*	Raksul, Inc.	15,300	151,202
	Rakus Co. Ltd.	32,400	550,005
#	Rakuten Group, Inc.	91,900	359,950
*	RaQualia Pharma, Inc.	2,300	11,427
	Rasa Corp.	2,500	26,759
	Rasa Industries Ltd.	4,800	72,606
	Raysum Co. Ltd.	1,444	30,630
	Recruit Holdings Co. Ltd.	375,900	13,019,540

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Relo Group, Inc.	56,844	$784,972
	Renaissance, Inc.	1,500	9,606
	Rengo Co. Ltd.	95,500	608,255
#*	RENOVA, Inc.	27,200	287,295
	Resonac Holdings Corp.	68,600	1,123,789
	Restar Holdings Corp.	700	11,686
	Retail Partners Co. Ltd.	9,000	98,153
	Rheon Automatic Machinery Co. Ltd.	3,700	37,817
	Rhythm Co. Ltd.	1,800	20,570
	Riberesute Corp.	2,000	10,324
	Ricoh Co. Ltd.	71,700	637,819
	Ricoh Leasing Co. Ltd.	9,700	300,763
*	Right On Co. Ltd.	4,800	20,019
	Riken Keiki Co. Ltd.	5,400	204,298
	Riken Technos Corp.	21,600	104,054
	Riken Vitamin Co. Ltd.	6,200	90,566
	Rinnai Corp.	19,200	418,026
	Rion Co. Ltd.	3,400	53,326
	Riso Kagaku Corp.	2,900	47,601
	Rix Corp.	900	20,334
	Rohto Pharmaceutical Co. Ltd.	76,100	1,622,041
	Rokko Butter Co. Ltd.	2,400	22,361
	Roland Corp.	5,800	165,359
	Roland DG Corp.	4,300	107,865
	Rorze Corp.	3,300	258,109
	Ryobi Ltd.	6,700	139,435
	RYODEN Corp.	8,900	141,928
	Ryohin Keikaku Co. Ltd.	115,200	1,495,893
	Ryosan Co. Ltd.	12,800	405,187
	S&B Foods, Inc.	2,900	74,832
#	Sac's Bar Holdings, Inc.	7,300	52,233
	Saibu Gas Holdings Co. Ltd.	11,800	173,149
	Saison Information Systems Co. Ltd.	1,300	17,195
	Sakai Chemical Industry Co. Ltd.	3,600	50,253
	Sakai Heavy Industries Ltd.	1,900	69,535
	Sakai Moving Service Co. Ltd.	2,400	90,231
	Sakata INX Corp.	28,900	249,106
#	Sakura Internet, Inc.	8,400	63,902
	Sala Corp.	23,600	121,080
	SAMTY Co. Ltd.	7,300	116,610
	San ju San Financial Group, Inc.	1,000	12,222
	San-A Co. Ltd.	7,300	241,944
	San-Ai Obbli Co. Ltd.	42,000	478,261
	Sanei Architecture Planning Co. Ltd.	3,700	39,931
	Sangetsu Corp.	24,000	440,585
	Sanken Electric Co. Ltd.	5,099	520,957
	Sanki Engineering Co. Ltd.	28,500	309,694
	Sanko Gosei Ltd.	5,600	24,777
	Sanko Metal Industrial Co. Ltd.	1,300	41,788
	Sankyo Co. Ltd.	9,400	397,635
	Sankyo Frontier Co. Ltd.	1,400	37,646
	Sankyo Seiko Co. Ltd.	22,200	107,665
	Sankyu, Inc.	14,200	492,416
	Sanrio Co. Ltd.	16,100	749,667
	Sansei Technologies, Inc.	4,600	40,389
	Sansha Electric Manufacturing Co. Ltd.	4,600	47,908
	Sanshin Electronics Co. Ltd.	5,000	76,382
	Santec Holdings Corp.	1,800	38,303
	Santen Pharmaceutical Co. Ltd.	116,400	1,017,142

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sanwa Holdings Corp.	100,200	$1,362,733
	Sanyo Chemical Industries Ltd.	6,100	185,670
	Sanyo Denki Co. Ltd.	3,800	192,745
	Sanyo Shokai Ltd.	4,300	61,983
	Sanyo Trading Co. Ltd.	10,700	102,649
	Sapporo Holdings Ltd.	24,900	656,026
#	Sata Construction Co. Ltd.	7,700	25,295
	Sato Holdings Corp.	9,800	137,241
	Sato Shoji Corp.	6,100	65,860
	Sawai Group Holdings Co. Ltd.	9,700	241,601
	Saxa Holdings, Inc.	1,300	19,117
	SB Technology Corp.	5,000	91,043
	SBI Global Asset Management Co. Ltd.	4,600	17,679
	SBI Holdings, Inc.	37,200	785,563
	SBI Insurance Group Co. Ltd.	1,900	14,442
	SBS Holdings, Inc.	9,500	225,349
#	SCREEN Holdings Co. Ltd.	14,600	1,577,521
	Scroll Corp.	10,400	70,909
	SCSK Corp.	29,029	482,609
	SEC Carbon Ltd.	200	14,975
	Secom Co. Ltd.	21,000	1,409,202
	Sega Sammy Holdings, Inc.	24,500	535,683
	Seibu Holdings, Inc.	39,200	435,881
	Seika Corp.	4,900	69,432
	Seikitokyu Kogyo Co. Ltd.	5,800	58,933
	Seiko Epson Corp.	66,000	1,083,833
	Seiko Group Corp.	7,500	138,652
	Seiko PMC Corp.	5,300	21,601
	Seino Holdings Co. Ltd.	31,800	500,485
#	Sekisui House Ltd.	111,600	2,276,829
	Sekisui Jushi Corp.	6,200	97,423
	Sekisui Kasei Co. Ltd.	12,400	39,517
#	SEMITEC Corp.	2,000	32,221
	Senko Group Holdings Co. Ltd.	43,020	311,411
	Senshu Electric Co. Ltd.	7,000	197,471
	Senshu Ikeda Holdings, Inc.	45,368	83,378
#*	Senshukai Co. Ltd.	11,400	31,992
	Seria Co. Ltd.	13,300	223,087
	Seven & I Holdings Co. Ltd.	81,200	3,368,588
	Seven Bank Ltd.	281,400	611,192
	SG Holdings Co. Ltd.	73,500	1,072,623
#*	Sharp Corp.	55,600	330,606
	Shibaura Electronics Co. Ltd.	1,600	80,671
	Shibaura Machine Co. Ltd.	9,000	287,730
	Shibaura Mechatronics Corp.	1,700	284,567
	Shibuya Corp.	6,300	116,607
#	Shidax Corp.	6,600	29,619
*	SHIFT, Inc.	4,800	1,135,475
	Shiga Bank Ltd.	9,700	207,806
	Shikibo Ltd.	3,500	25,531
	Shikoku Bank Ltd.	5,400	35,387
	Shikoku Kasei Holdings Corp.	18,700	186,494
	Shima Seiki Manufacturing Ltd.	11,100	151,935
	Shimadzu Corp.	53,900	1,636,987
	Shimamura Co. Ltd.	8,400	831,900
	Shimano, Inc.	8,400	1,266,108
	Shimizu Corp.	110,800	763,361
#	Shimojima Co. Ltd.	4,600	35,451
	Shin Maint Holdings Co. Ltd.	900	7,504

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shin Nippon Air Technologies Co. Ltd.	4,300	$72,136
	Shinagawa Refractories Co. Ltd.	2,800	124,176
	Shin-Etsu Chemical Co. Ltd.	296,000	9,751,674
	Shin-Etsu Polymer Co. Ltd.	22,000	218,506
	Shinmaywa Industries Ltd.	23,100	233,246
	Shinnihon Corp.	9,900	88,303
	Shin-Nihon Tatemono Co. Ltd.	4,300	17,028
#	Shinnihonseiyaku Co. Ltd.	5,100	53,071
	Shinsho Corp.	2,000	86,051
	Shinwa Co. Ltd.	3,900	61,551
	Shinwa Co. Ltd.	2,600	14,396
	Shionogi & Co. Ltd.	27,100	1,135,708
	Ship Healthcare Holdings, Inc.	39,100	633,283
	Shiseido Co. Ltd.	79,800	3,498,756
	Shizuoka Financial Group, Inc.	67,900	567,108
	Shizuoka Gas Co. Ltd.	23,500	181,662
#	SHO-BOND Holdings Co. Ltd.	11,400	463,011
	Shoei Co. Ltd.	12,000	218,167
	Shoei Foods Corp.	2,700	82,165
	Shofu, Inc.	2,800	46,841
	Sigma Koki Co. Ltd.	700	7,744
	SIGMAXYZ Holdings, Inc.	11,800	110,387
	Siix Corp.	6,300	68,188
*	Simplex Holdings, Inc.	3,700	74,705
	Sinanen Holdings Co. Ltd.	2,400	66,202
	Sinfonia Technology Co. Ltd.	8,600	104,360
	Sinko Industries Ltd.	7,600	105,145
	Sintokogio Ltd.	8,900	65,507
	SK Kaken Co. Ltd.	2,000	103,361
	SK-Electronics Co. Ltd.	3,800	42,794
	SKY Perfect JSAT Holdings, Inc.	48,500	202,527
	SMC Corp.	4,500	2,351,533
	SMK Corp.	800	15,023
	SMS Co. Ltd.	39,900	847,492
#	Snow Peak, Inc.	10,700	132,963
	Soda Nikka Co. Ltd.	6,600	39,987
	Sodick Co. Ltd.	18,500	94,629
	SoftBank Corp.	453,800	5,039,222
	SoftBank Group Corp.	97,768	4,972,735
	Softcreate Holdings Corp.	8,000	95,662
	Software Service, Inc.	900	65,041
	Sohgo Security Services Co. Ltd.	153,000	935,435
	Soken Chemical & Engineering Co. Ltd.	5,100	68,822
	Solasto Corp.	13,100	64,303
	Soliton Systems KK	5,500	48,061
	Sompo Holdings, Inc.	19,000	840,004
	Sony Group Corp.	204,300	19,136,010
	Sotetsu Holdings, Inc.	14,300	276,731
#	Sotoh Co. Ltd.	2,400	12,870
#	Souken Ace Co. Ltd.	48,000	12,178
#	Space Co. Ltd.	6,900	53,589
	Sparx Group Co. Ltd.	10,360	110,205
	SPK Corp.	3,600	46,584
	S-Pool, Inc.	34,100	131,657
#	Sprix, Inc.	3,000	17,050
	Square Enix Holdings Co. Ltd.	13,700	634,574
	SRA Holdings	7,000	158,874
#*	SRE Holdings Corp.	2,600	67,137
	St. Marc Holdings Co. Ltd.	3,400	46,336

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Star Mica Holdings Co. Ltd.	15,200	$66,021
	Star Micronics Co. Ltd.	9,000	112,116
	Startia Holdings, Inc.	2,300	19,420
	Starts Corp., Inc.	16,500	342,149
	Stella Chemifa Corp.	5,100	112,179
	STI Foods Holdings, Inc.	400	9,721
	Strike Co. Ltd.	3,406	71,933
#	Studio Alice Co. Ltd.	3,900	59,246
	Subaru Corp.	217,300	4,118,610
	Subaru Enterprise Co. Ltd.	500	35,659
	Sugi Holdings Co. Ltd.	16,300	726,665
	Sugimoto & Co. Ltd.	4,900	72,886
	Sumida Corp.	6,400	65,998
	Sumitomo Bakelite Co. Ltd.	18,300	796,450
	Sumitomo Chemical Co. Ltd.	270,331	833,743
	Sumitomo Densetsu Co. Ltd.	8,800	196,118
	Sumitomo Electric Industries Ltd.	93,100	1,193,725
	Sumitomo Forestry Co. Ltd.	38,900	938,653
	Sumitomo Heavy Industries Ltd.	42,400	1,043,626
	Sumitomo Metal Mining Co. Ltd.	97,200	3,356,821
	Sumitomo Mitsui Construction Co. Ltd.	66,200	175,618
	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	81,881	763,131
	Sumitomo Mitsui Financial Group, Inc.	114,704	5,374,071
	Sumitomo Mitsui Trust Holdings, Inc.	53,800	2,092,912
	Sumitomo Pharma Co. Ltd.	66,500	275,642
	Sumitomo Realty & Development Co. Ltd.	69,100	1,851,839
	Sumitomo Seika Chemicals Co. Ltd.	4,100	134,245
	Sun Frontier Fudousan Co. Ltd.	15,400	163,506
	Sundrug Co. Ltd.	33,400	985,947
	Suntory Beverage & Food Ltd.	32,900	1,171,142
	Suruga Bank Ltd.	42,800	180,100
	Suzuken Co. Ltd.	32,090	936,953
	Suzuki Motor Corp.	31,800	1,277,265
	SWCC Corp.	9,700	133,522
#*	SymBio Pharmaceuticals Ltd.	20,000	58,843
	Sysmex Corp.	39,400	2,667,975
	System Information Co. Ltd.	3,600	18,574
	System Research Co. Ltd.	2,300	41,556
	System Support, Inc.	1,600	22,124
	Systems Engineering Consultants Co. Ltd.	1,000	20,987
	Systena Corp.	107,700	206,295
	Syuppin Co. Ltd.	13,500	103,522
	T Hasegawa Co. Ltd.	8,100	193,465
	T RAD Co. Ltd.	1,600	20,722
	T&D Holdings, Inc.	87,100	1,416,142
	T&K Toka Co. Ltd.	14,500	121,601
	Tachibana Eletech Co. Ltd.	2,200	42,407
	Tachikawa Corp.	2,200	19,601
	Tachi-S Co. Ltd.	3,000	32,872
	Tadano Ltd.	44,900	352,352
	Taihei Dengyo Kaisha Ltd.	5,000	156,415
	Taiho Kogyo Co. Ltd.	4,100	24,143
	Taikisha Ltd.	17,200	512,130
	Taisei Corp.	26,700	1,011,834
	Taisei Lamick Co. Ltd.	2,800	59,825
	Taisei Oncho Co. Ltd.	1,900	29,548
	Taisho Pharmaceutical Holdings Co. Ltd.	7,600	293,035
	Taiyo Holdings Co. Ltd.	21,700	406,105
	Takamatsu Construction Group Co. Ltd.	7,500	142,451

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takamiya Co. Ltd.	13,900	$51,758
#	Takano Co. Ltd.	1,800	10,434
	Takaoka Toko Co. Ltd.	4,100	61,274
	Takara & Co. Ltd.	5,100	83,461
	Takara Bio, Inc.	14,500	178,173
	Takara Holdings, Inc.	55,500	488,424
	Takara Standard Co. Ltd.	8,400	110,053
	Takasago International Corp.	8,000	160,832
	Takasago Thermal Engineering Co. Ltd.	26,300	474,863
	Takashima & Co. Ltd.	1,300	33,412
	Takashimaya Co. Ltd.	33,800	491,333
	Takasho Co. Ltd.	4,500	20,954
	Take & Give Needs Co. Ltd.	2,500	21,118
	Takeda Pharmaceutical Co. Ltd.	139,830	4,275,280
#	Takeda Pharmaceutical Co. Ltd., Sponsored ADR	5,752	87,775
#	Takemoto Yohki Co. Ltd.	2,800	16,019
	Takeuchi Manufacturing Co. Ltd.	13,100	410,527
#	Takisawa Machine Tool Co. Ltd.	3,300	58,603
	Takuma Co. Ltd.	30,000	328,270
#	Tama Home Co. Ltd.	8,100	199,791
#	Tanseisha Co. Ltd.	10,800	59,504
	Tatsuta Electric Wire & Cable Co. Ltd.	16,100	80,947
#	Tay Two Co. Ltd.	18,300	27,550
	Tayca Corp.	3,500	36,800
	Tazmo Co. Ltd.	2,000	35,163
#*	Tbk Co. Ltd.	3,900	11,915
	TBS Holdings, Inc.	10,500	196,477
	TDC Soft, Inc.	5,900	80,786
	TechMatrix Corp.	18,200	199,674
*	Techno Horizon Co. Ltd.	7,800	30,358
	Techno Medica Co. Ltd.	2,500	37,362
	Techno Ryowa Ltd.	4,200	31,865
	Techno Smart Corp.	1,700	19,419
	Technoflex Corp.	1,200	9,174
#	TechnoPro Holdings, Inc.	68,100	1,763,112
#	Tecnos Japan, Inc.	6,800	30,161
	Teijin Ltd.	103,742	1,109,596
	Teikoku Electric Manufacturing Co. Ltd.	4,000	74,444
	Teikoku Sen-I Co. Ltd.	5,800	69,253
	Teikoku Tsushin Kogyo Co. Ltd.	900	10,530
	Tekken Corp.	5,500	79,023
	Temairazu, Inc.	1,100	30,528
	Tenma Corp.	3,300	61,244
#	Tenpo Innovation Co. Ltd.	3,100	24,750
	Tess Holdings Co. Ltd.	3,800	15,377
	T-Gaia Corp.	10,600	133,838
	THK Co. Ltd.	22,100	443,061
	Tigers Polymer Corp.	2,500	11,957
	TIS, Inc.	52,500	1,331,599
	TKC Corp.	10,400	270,419
*	TKP Corp.	3,700	74,012
	Toa Corp.	9,200	65,570
	Toa Corp.	4,500	102,716
	TOA ROAD Corp.	2,800	94,588
	Toagosei Co. Ltd.	42,200	400,246
	Tobishima Corp.	10,030	96,928
	Tobu Railway Co. Ltd.	13,400	354,591
	TOC Co. Ltd.	13,400	57,744
	Tocalo Co. Ltd.	13,200	134,155

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toda Corp.	96,300	$536,358
*	Toda Kogyo Corp.	2,000	30,743
#	Toei Animation Co. Ltd.	2,400	217,693
	Toell Co. Ltd.	3,900	20,733
	Toenec Corp.	4,700	124,185
	Togami Electric Manufacturing Co. Ltd.	800	11,853
	Toho Co. Ltd.	9,400	366,439
	Toho Co. Ltd.	3,300	62,578
	Toho Gas Co. Ltd.	40,600	760,700
#	Toho Holdings Co. Ltd.	34,300	668,770
#	Toho Titanium Co. Ltd.	6,300	89,983
	Toho Zinc Co. Ltd.	6,800	84,746
	Tohokushinsha Film Corp.	5,900	43,350
	Tokai Corp.	6,000	80,896
	TOKAI Holdings Corp.	29,800	189,849
	Tokai Rika Co. Ltd.	13,500	213,601
	Tokai Tokyo Financial Holdings, Inc.	55,500	171,100
	Token Corp.	1,520	80,104
	Tokio Marine Holdings, Inc.	263,900	6,068,375
	Tokushu Tokai Paper Co. Ltd.	2,800	66,581
	Tokyo Base Co. Ltd.	3,200	7,685
	Tokyo Century Corp.	21,000	822,517
	Tokyo Electron Device Ltd.	4,000	287,975
	Tokyo Electron Ltd.	73,500	11,031,389
	Tokyo Energy & Systems, Inc.	12,500	87,341
	Tokyo Gas Co. Ltd.	70,900	1,607,733
	Tokyo Individualized Educational Institute, Inc.	11,400	37,927
	Tokyo Keiki, Inc.	4,000	36,663
#	Tokyo Ohka Kogyo Co. Ltd.	18,300	1,155,857
	Tokyo Sangyo Co. Ltd.	11,000	67,603
	Tokyo Seimitsu Co. Ltd.	18,900	1,046,920
	Tokyo Tatemono Co. Ltd.	95,800	1,280,222
#	Tokyo Theatres Co., Inc.	3,200	25,313
	Tokyu Construction Co. Ltd.	35,700	193,184
	Tokyu Corp.	58,583	743,276
	Tokyu Fudosan Holdings Corp.	276,700	1,644,966
	Toli Corp.	19,900	49,845
	Tomoe Corp.	6,300	23,592
	Tomoe Engineering Co. Ltd.	3,700	76,044
	Tomoku Co. Ltd.	4,400	68,759
	TOMONY Holdings, Inc.	33,900	96,162
	Tomy Co. Ltd.	58,500	791,428
	Tonami Holdings Co. Ltd.	2,100	75,914
	Topcon Corp.	51,600	627,945
	Toppan, Inc.	24,740	582,343
	Topre Corp.	9,900	114,095
	Toray Industries, Inc.	292,007	1,635,067
	Torex Semiconductor Ltd.	2,000	34,115
	Toridoll Holdings Corp.	10,200	251,942
	Torii Pharmaceutical Co. Ltd.	6,100	154,918
#	Torikizoku Holdings Co. Ltd.	1,200	23,074
	Torishima Pump Manufacturing Co. Ltd.	6,900	91,805
	Tosei Corp.	14,000	173,588
	Toshiba Corp.	39,900	1,288,220
	Toshiba TEC Corp.	12,900	374,696
	Totech Corp.	3,200	119,403
	Totetsu Kogyo Co. Ltd.	10,900	208,706
	TOTO Ltd.	13,400	411,944
	Towa Corp.	9,100	171,696

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyo Construction Co. Ltd.	31,500	$239,341
	Toyo Corp.	5,100	50,508
#	Toyo Denki Seizo KK	2,600	17,820
*	Toyo Engineering Corp.	23,300	106,625
	Toyo Gosei Co. Ltd.	1,700	101,912
	Toyo Ink SC Holdings Co. Ltd.	26,000	400,828
	Toyo Kanetsu KK	5,100	133,253
#	Toyo Logistics Co. Ltd.	7,500	14,414
	Toyo Machinery & Metal Co. Ltd.	5,800	28,243
	Toyo Seikan Group Holdings Ltd.	56,400	916,834
	Toyo Suisan Kaisha Ltd.	5,500	227,492
	Toyo Tanso Co. Ltd.	5,400	216,493
	Toyo Wharf & Warehouse Co. Ltd.	1,300	12,811
	Toyobo Co. Ltd.	37,023	282,515
	Toyota Boshoku Corp.	23,900	436,054
	Toyota Industries Corp.	17,400	1,257,448
	Toyota Motor Corp.	1,214,300	20,416,935
	Toyota Tsusho Corp.	54,400	3,182,681
	TPR Co. Ltd.	9,900	125,848
	Trancom Co. Ltd.	1,700	84,242
	Transaction Co. Ltd.	7,000	87,186
	Transcosmos, Inc.	7,200	176,508
#	Treasure Factory Co. Ltd.	3,000	29,600
	Trend Micro, Inc.	33,300	1,573,283
#	Trenders, Inc.	1,400	11,773
	Trusco Nakayama Corp.	27,200	419,073
	TS Tech Co. Ltd.	41,300	533,583
	TSI Holdings Co. Ltd.	23,500	119,248
#	Tsubaki Nakashima Co. Ltd.	15,700	90,881
	Tsubakimoto Chain Co.	8,400	223,960
	Tsubakimoto Kogyo Co. Ltd.	2,400	80,344
	Tsuburaya Fields Holdings, Inc.	11,900	255,338
	Tsugami Corp.	19,400	170,268
	Tsuruha Holdings, Inc.	20,400	1,566,643
	Tsurumi Manufacturing Co. Ltd.	6,800	123,813
#	Tsutsumi Jewelry Co. Ltd.	2,500	41,933
	TV Asahi Holdings Corp.	9,700	122,398
	Tv Tokyo Holdings Corp.	3,700	90,250
	TYK Corp.	7,300	17,881
	UACJ Corp.	17,100	342,444
	Ubicom Holdings, Inc.	1,600	16,094
	Uchida Yoko Co. Ltd.	2,400	93,219
#	Ueki Corp.	1,200	12,014
	Ukai Co. Ltd.	100	2,685
	ULS Group, Inc.	1,400	37,344
	Ultrafabrics Holdings Co. Ltd.	2,800	46,148
	Ulvac, Inc.	11,100	476,645
	Unicharm Corp.	36,600	1,354,151
	Union Tool Co.	1,300	30,109
	Unipres Corp.	10,500	83,831
	UNIRITA, Inc.	600	7,845
#	United Arrows Ltd.	8,000	135,022
	United Super Markets Holdings, Inc.	22,300	175,514
	UNITED, Inc.	8,800	53,186
	Urbanet Corp. Co. Ltd.	14,400	33,918
	Usen-Next Holdings Co. Ltd.	1,700	39,321
	User Local, Inc.	1,000	15,542
	Ushio, Inc.	37,500	519,531
	USS Co. Ltd.	73,600	1,276,230

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	UT Group Co. Ltd.	17,200	$347,660
	V Technology Co. Ltd.	2,300	40,063
	Valor Holdings Co. Ltd.	14,700	220,775
	Valqua Ltd.	10,100	276,246
#	Value HR Co. Ltd.	3,200	29,441
	ValueCommerce Co. Ltd.	9,500	90,880
#	Valuence Holdings, Inc.	1,300	25,633
	V-Cube, Inc.	7,600	24,511
	Vector, Inc.	17,100	157,754
	Vertex Corp.	4,800	52,525
	VINX Corp.	2,100	19,129
*	Visional, Inc.	11,000	605,211
	Vital KSK Holdings, Inc.	11,600	80,985
	VT Holdings Co. Ltd.	37,300	139,925
	Wacoal Holdings Corp.	29,400	639,716
	Wacom Co. Ltd.	67,900	289,277
	Wakachiku Construction Co. Ltd.	2,300	50,413
	Wakita & Co. Ltd.	15,300	138,232
	Waseda Academy Co. Ltd.	3,600	35,552
	Watahan & Co. Ltd.	7,500	71,560
#	Watts Co. Ltd.	3,400	15,277
	WDB Holdings Co. Ltd.	8,000	118,347
	Weathernews, Inc.	1,600	71,652
	Welcia Holdings Co. Ltd.	40,200	756,715
	Wellnet Corp.	4,700	18,977
#	West Holdings Corp.	14,884	291,348
	West Japan Railway Co.	16,900	694,325
	Will Group, Inc.	11,800	93,579
*	WingArc1st, Inc.	8,400	161,726
	WIN-Partners Co. Ltd.	4,900	37,519
	Wood One Co. Ltd.	4,921	42,535
#	Workman Co. Ltd.	8,100	295,663
	World Co. Ltd.	10,200	126,199
	World Holdings Co. Ltd.	4,000	75,120
	Xebio Holdings Co. Ltd.	9,700	77,609
	Yachiyo Industry Co. Ltd.	1,400	13,620
	Yahagi Construction Co. Ltd.	12,700	119,741
	Yakult Honsha Co. Ltd.	18,400	1,020,939
	YAKUODO Holdings Co. Ltd.	5,200	92,540
	YAMABIKO Corp.	14,200	155,181
	YAMADA Consulting Group Co. Ltd.	7,800	88,202
	Yamada Holdings Co. Ltd.	129,820	392,204
	Yamae Group Holdings Co. Ltd.	2,900	67,688
	Yamaha Corp.	9,700	375,858
	Yamaha Motor Co. Ltd.	66,700	1,956,238
#	YA-MAN Ltd.	19,300	138,281
	Yamashin-Filter Corp.	7,800	16,815
	Yamato Corp.	10,100	65,118
	Yamato Holdings Co. Ltd.	29,700	556,221
	Yamaura Corp.	1,600	13,209
#	Yamaya Corp.	1,000	19,138
	Yamazaki Baking Co. Ltd.	31,000	446,132
	Yamazen Corp.	26,000	221,224
	Yaoko Co. Ltd.	8,500	448,376
	Yaskawa Electric Corp.	44,700	1,943,121
	Yasuda Logistics Corp.	5,700	40,465
	Yellow Hat Ltd.	14,500	190,516
	Yodogawa Steel Works Ltd.	10,200	244,614
	Yokogawa Bridge Holdings Corp.	14,300	257,262

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yokogawa Electric Corp.	15,100	$283,561
	Yokorei Co. Ltd.	18,400	157,932
	Yokowo Co. Ltd.	4,600	59,464
	Yondenko Corp.	5,800	95,386
	Yondoshi Holdings, Inc.	6,000	81,832
	Yonex Co. Ltd.	22,500	219,918
	Yoshinoya Holdings Co. Ltd.	10,900	215,615
	Yotai Refractories Co. Ltd.	7,200	79,001
	Yuasa Funashoku Co. Ltd.	400	8,487
	Yuasa Trading Co. Ltd.	7,200	230,624
	Yurtec Corp.	19,500	121,242
	Yushin Precision Equipment Co. Ltd.	6,100	31,553
	Yushiro Chemical Industry Co. Ltd.	2,700	22,881
	Yutaka Giken Co. Ltd.	1,500	21,177
	Z Holdings Corp.	340,100	948,201
	Zaoh Co. Ltd.	2,300	40,509
	Zenitaka Corp.	900	20,451
	Zenkoku Hosho Co. Ltd.	16,400	575,713
	Zenrin Co. Ltd.	9,950	62,470
	Zensho Holdings Co. Ltd.	15,068	802,918
	Zeon Corp.	67,000	722,612
	ZIGExN Co. Ltd.	30,800	170,249
	ZOZO, Inc.	28,700	560,282
	Zuiko Corp.	6,500	58,101
TOTAL JAPAN			668,601,296
NETHERLANDS — (5.1%)
	Aalberts NV	23,609	1,065,344
Ω	ABN AMRO Bank NV, CVA	114,781	1,951,645
	Acomo NV	11,791	267,291
*Ω	Adyen NV	2,911	5,402,859
	Aegon NV	448,929	2,436,913
	Aegon NV, Class NY	290,070	1,563,477
	Akzo Nobel NV	71,266	6,096,703
#*Ω	Alfen NV	13,863	961,998
	Allfunds Group PLC	58,312	380,191
	AMG Critical Materials NV	10,526	430,355
	APERAM SA	25,899	817,348
	Arcadis NV	36,472	1,599,003
	ASM International NV	8,114	3,854,802
	ASML Holding NV	6,365	4,558,986
	ASML Holding NV	56,060	40,161,945
	ASR Nederland NV	97,797	4,433,080
*	Avantium NV	4,980	19,228
Ω	B&S Group Sarl	10,369	45,608
#*Ω	Basic-Fit NV	8,718	294,270
	BE Semiconductor Industries NV	34,549	4,125,102
	Beter Bed Holding NV	3,566	22,573
	Brunel International NV	14,409	200,584
	Coca-Cola Europacific Partners PLC	44,682	2,818,034
	Corbion NV	22,011	517,263
Ω	CTP NV	11,303	154,874
	Flow Traders Ltd.	12,349	268,654
	ForFarmers NV	19,436	61,004
*	Fugro NV	35,053	625,039
	Heijmans NV, CVA	16,800	232,366
	Heineken NV	26,175	2,562,047
	IMCD NV	29,328	4,444,054
	ING Groep NV	669,178	9,767,765

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
*	InPost SA	28,682	$342,745
	JDE Peet's NV	13,836	417,564
	Kendrion NV	6,348	118,506
	Koninklijke Ahold Delhaize NV	285,992	9,857,749
	Koninklijke BAM Groep NV	117,991	274,548
	Koninklijke KPN NV	1,485,489	5,374,879
*	Koninklijke Philips NV	116,247	2,414,873
#*	Koninklijke Philips NV	108,616	2,249,433
	Koninklijke Vopak NV	29,200	1,100,893
*Ω	Lucas Bols NV	4,403	51,068
	Nedap NV	1,635	109,345
	NN Group NV	108,809	4,171,185
*	NX Filtration NV	989	10,548
	Ordina NV	40,483	253,718
*	Pharming Group NV	170,880	215,684
#	PostNL NV	109,821	223,010
	Prosus NV	116,423	9,209,916
	Randstad NV	74,566	4,368,485
	SBM Offshore NV	88,689	1,288,471
Ω	Signify NV	53,692	1,688,155
	Sligro Food Group NV	12,067	232,968
	Stellantis NV	97,814	2,010,078
	TKH Group NV	14,207	741,270
*	TomTom NV	18,988	165,878
	Universal Music Group NV	151,159	3,877,214
	Van Lanschot Kempen NV	13,883	454,906
	Wolters Kluwer NV	127,013	15,949,785
TOTAL NETHERLANDS			169,313,279
NEW ZEALAND — (0.3%)
	AFT Pharmaceuticals Ltd.	3,673	8,454
	Arvida Group Ltd.	117,710	91,485
*	Auckland International Airport Ltd.	103,689	541,284
	Briscoe Group Ltd.	8,008	22,928
	Chorus Ltd.	207,081	1,106,328
	Chorus Ltd., ADR	880	23,184
	Contact Energy Ltd.	49,570	255,957
	EBOS Group Ltd.	19,346	463,612
	Fisher & Paykel Healthcare Corp. Ltd.	74,008	1,129,884
	Fletcher Building Ltd.	69,278	240,200
	Freightways Group Ltd.	77,207	410,699
#*	Gentrack Group Ltd.	3,743	10,423
#	Hallenstein Glasson Holdings Ltd.	25,034	99,530
	Heartland Group Holdings Ltd.	256,133	286,422
	Infratil Ltd.	134,263	830,451
	Investore Property Ltd.	76,064	70,445
	KMD Brands Ltd.	256,380	144,968
#	Mainfreight Ltd.	9,184	387,334
#	Manawa Energy Ltd.	30,134	89,907
	Mercury NZ Ltd.	89,729	367,449
	Meridian Energy Ltd.	182,698	641,248
	Napier Port Holdings Ltd.	4,632	6,908
	NZME Ltd.	21,581	12,813
	NZX Ltd.	159,548	121,884
	Oceania Healthcare Ltd.	118,480	55,917
	Port of Tauranga Ltd.	19,677	75,814
*	Rakon Ltd.	23,774	10,785
	Restaurant Brands New Zealand Ltd.	7,448	30,038
	Ryman Healthcare Ltd.	45,694	193,539

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
*	Serko Ltd.	12,104	$30,104
	Skellerup Holdings Ltd.	41,550	115,166
	SKY Network Television Ltd.	62,087	96,379
	SKYCITY Entertainment Group Ltd.	210,441	295,453
	Spark New Zealand Ltd.	347,172	1,117,736
	Summerset Group Holdings Ltd.	8,717	55,778
	TOWER Ltd.	162,997	63,811
	Turners Automotive Group Ltd.	11,789	25,913
	Vector Ltd.	61,916	155,762
#	Warehouse Group Ltd.	78,685	88,005
TOTAL NEW ZEALAND			9,773,997
NORWAY — (0.6%)
	2020 Bulkers Ltd.	3,508	36,143
	ABG Sundal Collier Holding ASA	83,825	46,492
*	Adevinta ASA	35,450	262,225
	AF Gruppen ASA	13,278	178,149
*	Agilyx ASA	5,707	16,918
*	Akastor ASA	27,367	29,482
*	Aker Carbon Capture ASA	48,489	73,548
	Aker Solutions ASA	117,353	521,658
*	AKVA Group ASA	1,484	8,334
*	ArcticZymes Technologies ASA	5,394	19,943
	Atea ASA	58,300	791,759
#*Ω	AutoStore Holdings Ltd.	62,765	156,528
	B2Holding ASA	89,720	61,840
	Bonheur ASA	4,540	114,104
*	Borr Drilling Ltd.	14,698	129,048
	Borregaard ASA	29,227	476,994
	Bouvet ASA	29,922	184,076
#*	Cadeler AS	7,279	30,211
*	Cloudberry Clean Energy ASA	62,294	72,592
*Ω	Crayon Group Holding ASA	23,969	255,213
	DNB Bank ASA	178,049	3,669,142
Ω	Elmera Group ASA	53,306	106,955
	Elopak ASA	37,972	82,966
Ω	Entra ASA	34,221	333,790
Ω	Europris ASA	101,496	615,733
*	Gaming Innovation Group, Inc.	24,286	65,484
	Gjensidige Forsikring ASA	30,431	480,397
	Grieg Seafood ASA	3,390	24,427
*	Hexagon Composites ASA	33,877	101,074
*	Hexagon Purus ASA	11,627	23,671
*	Kahoot! ASA	56,056	192,827
Ω	Kid ASA	12,875	103,305
	Kitron ASA	67,277	248,647
*	Kongsberg Automotive ASA	217,736	54,345
	Kongsberg Gruppen ASA	13,583	589,382
	Leroy Seafood Group ASA	35,948	149,559
*	LINK Mobility Group Holding ASA	69,424	96,947
	Medistim ASA	2,470	63,297
*	Morrow Bank ASA	37,152	16,509
	Mowi ASA	28,700	504,547
Ω	Multiconsult ASA	5,960	90,503
*	Nekkar ASA	31,393	19,405
#*	NEL ASA	256,312	347,629
*	Nordic Semiconductor ASA	39,508	581,828
	Norsk Hydro ASA	70,185	459,671
*Ω	Norske Skog ASA	8,765	39,297

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Northern Ocean Ltd.	10,938	$14,968
*	NRC Group ASA	26,226	28,179
#*	Nykode Therapeutics ASA	8,866	25,470
*	Odfjell Drilling Ltd.	56,255	159,953
	Odfjell Technology Ltd.	1	4
Ω	Okeanis Eco Tankers Corp.	3,169	76,945
	Orkla ASA	63,101	497,919
#	Otello Corp. ASA	15,843	14,382
*	Pexip Holding ASA	23,784	43,329
*	PGS ASA	241,687	169,954
*	PhotoCure ASA	1,744	8,539
	Protector Forsikring ASA	18,151	296,479
	Rana Gruber ASA, Class A	4,401	25,187
	Salmar ASA	9,856	455,324
*	SATS ASA	12,194	12,414
Ω	Scatec ASA	54,170	452,754
	Schibsted ASA, Class A	26,311	563,668
	Schibsted ASA, Class B	17,635	345,812
*	Self Storage Group ASA	10,099	23,590
	Selvaag Bolig ASA	18,660	59,253
#*Ω	Shelf Drilling Ltd.	26,428	64,917
*	SmartCraft ASA	7,109	14,598
	Sparebank 1 Oestlandet	17,546	220,495
	SpareBank 1 SR-Bank ASA	59,487	767,769
	Storebrand ASA	131,401	1,148,578
	Subsea 7 SA	68,385	919,036
#	TGS ASA	89,572	1,195,545
	TOMRA Systems ASA	40,442	623,241
*	Ultimovacs ASA	1,432	10,892
	Veidekke ASA	40,140	452,574
*	Volue ASA	12,919	27,309
*	Zalaris ASA	3,453	15,256
*	Zaptec ASA	6,781	19,774
TOTAL NORWAY			21,280,701
PORTUGAL — (0.2%)
#	Altri SGPS SA	40,466	190,278
	Corticeira Amorim SGPS SA	15,139	171,585
	CTT-Correios de Portugal SA	38,927	153,656
	EDP - Energias de Portugal SA	177,863	830,947
	EDP Renovaveis SA	73,236	1,398,873
#*	Greenvolt-Energias Renovaveis SA	13,494	94,273
	Jeronimo Martins SGPS SA	65,158	1,773,977
	Navigator Co. SA	37,279	130,668
	NOS SGPS SA	87,479	332,167
	REN - Redes Energeticas Nacionais SGPS SA	167,843	458,318
	Sonae SGPS SA	441,586	480,119
TOTAL PORTUGAL			6,014,861
SINGAPORE — (0.7%)
	AEM Holdings Ltd.	58,200	165,097
*	Avarga Ltd.	145,200	21,770
	Aztech Global Ltd.	33,800	18,683
*††	Best World International Ltd.	13,323	16,252
	Boustead Singapore Ltd.	88,700	59,400
	BRC Asia Ltd.	23,800	29,897
	Bukit Sembawang Estates Ltd.	79,000	243,694
	Capitaland India Trust	104,100	89,247

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Capitaland Investment Ltd.	162,500	$415,915
	Centurion Corp. Ltd.	148,900	49,848
	China Aviation Oil Singapore Corp. Ltd.	148,900	103,667
	China Sunsine Chemical Holdings Ltd.	198,500	61,268
	City Developments Ltd.	311,600	1,733,832
	Civmec Ltd.	50,600	31,196
*	COSCO Shipping International Singapore Co. Ltd.	268,200	30,878
	CSE Global Ltd.	240,000	86,601
*	Dasin Retail Trust	37,500	2,652
	DBS Group Holdings Ltd.	250,277	6,456,405
	DFI Retail Group Holdings Ltd.	83,900	225,853
	Dyna-Mac Holdings Ltd.	224,000	69,979
*††	Ezion Holdings Ltd.	350,280	0
#*††	Ezra Holdings Ltd.	194,482	0
	Far East Orchard Ltd.	51,607	40,336
	Food Empire Holdings Ltd.	66,800	54,296
	Frasers Property Ltd.	118,400	75,276
#	Frencken Group Ltd.	189,900	123,564
	Fu Yu Corp. Ltd.	192,800	24,410
*	Gallant Venture Ltd.	272,800	26,757
	Genting Singapore Ltd.	220,800	156,177
	Grand Venture Technology Ltd.	41,400	19,474
	Great Eastern Holdings Ltd.	17,300	241,306
	GuocoLand Ltd.	129,966	151,518
	Haw Par Corp. Ltd.	37,400	270,411
	Ho Bee Land Ltd.	82,800	122,744
	Hongkong Land Holdings Ltd.	147,700	526,361
	Hour Glass Ltd.	66,500	103,986
	HRnetgroup Ltd.	119,200	65,528
	Hutchison Port Holdings Trust	364,300	67,435
	iFAST Corp. Ltd.	24,600	104,716
	InnoTek Ltd.	33,100	10,685
	ISDN Holdings Ltd.	57,000	18,899
	Metro Holdings Ltd.	128,400	57,432
	Micro-Mechanics Holdings Ltd.	22,100	31,408
#*††	Midas Holdings Ltd.	200,100	0
	Nanofilm Technologies International Ltd.	83,600	71,707
	NSL Ltd.	2,000	1,226
	OUE Ltd.	72,500	58,372
	Oversea-Chinese Banking Corp. Ltd.	332,945	3,332,031
	Oxley Holdings Ltd.	373,865	34,836
	Pacific Century Regional Developments Ltd.	48,300	12,714
	Pan-United Corp. Ltd.	105,900	31,509
	Propnex Ltd.	69,200	53,089
	PSC Corp. Ltd.	60,700	15,087
	Q&M Dental Group Singapore Ltd.	53,280	12,406
*	Raffles Education Ltd.	86,403	4,221
	Raffles Medical Group Ltd.	164,600	173,441
*	SATS Ltd.	58,159	122,476
*	Seatrium Ltd.	3,803,700	403,136
*	SIA Engineering Co. Ltd.	44,900	82,776
	Silverlake Axis Ltd.	273,300	59,631
	Singapore Exchange Ltd.	171,100	1,250,705
	Singapore Land Group Ltd.	68,500	108,380
	Singapore Post Ltd.	613,600	230,766
	Singapore Technologies Engineering Ltd.	316,400	888,294
	StarHub Ltd.	111,900	87,505
	Straits Trading Co. Ltd.	113,162	179,579
*††	Swiber Holdings Ltd.	50,250	0

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*††	Swiber Holdings Ltd.	50,250	$0
	Thomson Medical Group Ltd.	916,800	41,394
	UMS Holdings Ltd.	93,675	77,524
	UOL Group Ltd.	121,951	645,264
	Valuetronics Holdings Ltd.	196,810	81,434
	Venture Corp. Ltd.	57,400	647,123
	Vicom Ltd.	32,400	41,440
	Wing Tai Holdings Ltd.	258,800	278,283
	Yangzijiang Shipbuilding Holdings Ltd.	1,098,400	1,272,456
TOTAL SINGAPORE			22,503,658
SPAIN — (2.3%)
	Acciona SA	20,585	3,085,665
	Acerinox SA	61,421	646,604
	ACS Actividades de Construccion y Servicios SA	71,603	2,504,583
Ω	Aedas Homes SA	5,100	91,247
Ω	Aena SME SA	8,940	1,427,648
	Almirall SA	20,957	201,035
*	Amadeus IT Group SA	100,884	7,237,024
#*	Amper SA	270,945	31,510
	Applus Services SA	73,138	784,590
	Atresmedia Corp. de Medios de Comunicacion SA	47,090	195,199
	Azkoyen SA	4,058	27,312
	Banco de Sabadell SA	3,336,748	4,112,117
#	Banco Santander SA	2,297,271	9,309,188
	Banco Santander SA, Sponsored ADR	69,983	282,031
	Bankinter SA	256,264	1,658,039
	CaixaBank SA	847,860	3,429,764
Ω	Cellnex Telecom SA	40,785	1,665,622
	Construcciones y Auxiliar de Ferrocarriles SA	11,780	401,707
*	Distribuidora Internacional de Alimentacion SA	2,907,866	48,844
#*	Duro Felguera SA	19,192	14,036
*	eDreams ODIGEO SA	8,936	65,596
	Elecnor SA	13,628	209,014
	Enagas SA	94,997	1,685,866
	Ence Energia y Celulosa SA	12,991	39,563
	Endesa SA	43,402	930,228
	Ercros SA	13,714	48,149
	Faes Farma SA	111,696	387,038
	Ferrovial SE	53,845	1,784,384
	Fluidra SA	29,018	641,739
Ω	Gestamp Automocion SA	49,585	240,735
Ω	Global Dominion Access SA	34,980	147,247
#*	Grenergy Renovables SA	3,309	99,886
*	Grifols SA	49,627	729,036
	Grupo Catalana Occidente SA	17,672	590,795
	Grupo Empresarial San Jose SA	2,330	9,992
	Iberdrola SA	578,623	7,222,100
	Indra Sistemas SA	115,645	1,681,897
	Industria de Diseno Textil SA	235,659	9,020,512
	Laboratorios Farmaceuticos Rovi SA	9,102	437,012
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	281,831	273,302
	Mapfre SA	458,976	953,962
Ω	Metrovacesa SA	2,134	17,190
	Naturgy Energy Group SA	15,479	471,966
Ω	Neinor Homes SA	14,848	147,001
*	Obrascon Huarte Lain SA	132,804	71,717
	Pharma Mar SA	3,121	117,342
*	Promotora de Informaciones SA, Class A	51,144	21,938

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
Ω	Prosegur Cash SA	108,225	$75,726
	Prosegur Compania de Seguridad SA	103,085	189,587
*	Realia Business SA	163,953	182,716
	Redeia Corp. SA	174,624	2,920,702
	Sacyr SA	137,233	469,160
*	Solaria Energia y Medio Ambiente SA	47,470	742,490
*	Soltec Power Holdings SA	4,800	22,064
*Ω	Talgo SA	18,449	76,251
	Talgo SA	527	2,173
*	Tecnicas Reunidas SA	13,701	132,025
	Telefonica SA, Sponsored ADR	10,999	46,416
	Telefonica SA	1,318,982	5,619,870
	Tubacex SA	8,305	26,625
Ω	Unicaja Banco SA	449,107	524,184
TOTAL SPAIN			76,228,961
SWEDEN — (3.7%)
	AddLife AB, Class B	33,531	273,069
	Addnode Group AB	38,048	290,886
	AddTech AB, Class B	98,735	1,839,414
	AFRY AB	55,114	764,853
	Alfa Laval AB	31,752	1,188,589
Ω	Alimak Group AB	28,912	210,254
	Alleima AB	33,769	146,689
	Alligo AB, Class B	9,012	97,491
Ω	Ambea AB	41,814	135,508
*	Annehem Fastigheter AB, Class B	13,412	23,816
#	AQ Group AB	2,457	104,561
	Arjo AB, Class B	62,678	268,168
	Assa Abloy AB, Class B	86,434	2,078,123
	Atlas Copco AB, Class A	503,290	7,149,680
	Atlas Copco AB, Class B	293,381	3,622,937
	Atrium Ljungberg AB, Class B	14,480	283,997
*Ω	Attendo AB	53,264	161,897
#	Avanza Bank Holding AB	79,515	1,800,646
	Axfood AB	45,705	1,165,183
	Beijer Alma AB	16,990	310,819
	Beijer Ref AB	36,411	495,136
	Bergman & Beving AB	14,044	208,127
	Bergs Timber AB, Class B	7,957	21,071
*	Besqab AB	2,292	5,875
	Betsson AB, Class B	74,445	900,779
#*	Better Collective AS	14,499	332,959
*	BHG Group AB	24,550	45,571
	Bilia AB, Class A	56,260	591,254
	Billerud Aktiebolag	116,680	995,004
*Ω	BioArctic AB	2,220	63,611
	BioGaia AB, Class B	22,311	221,173
	Biotage AB	8,848	109,217
	Bjorn Borg AB	8,728	33,632
	Boliden AB	114,053	3,354,212
	Bonava AB, Class B	47,264	88,928
Ω	Bravida Holding AB	80,656	648,241
#	BTS Group AB, Class B	554	13,430
	Bufab AB	16,024	469,043
	Bulten AB	4,602	35,170
	Bure Equity AB	27,968	595,027
*	Byggfakta Group Nordic Holdco AB	6,522	20,495
*	Byggmax Group AB	33,690	110,482

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Castellum AB	48,636	$553,872
	Catella AB	25,393	70,916
	Catena AB	11,657	447,808
*	Catena Media PLC	25,625	60,371
*	Cavotec SA	12,463	16,237
	Cellavision AB	4,218	87,993
	Cibus Nordic Real Estate AB	5,517	62,038
	Clas Ohlson AB, Class B	32,028	260,870
	Cloetta AB, Class B	99,923	178,879
*	Collector Bank AB	17,987	58,315
	Concentric AB	18,657	332,573
Ω	Coor Service Management Holding AB	48,571	223,402
#	Corem Property Group AB, Class B	173,333	116,915
	Corem Property Group AB, Class D	969	14,071
	CTT Systems AB	1,705	35,167
	Dedicare AB, Class B	3,726	33,597
	Dios Fastigheter AB	34,818	237,417
Ω	Dometic Group AB	111,140	828,129
	Duni AB	9,720	87,123
*Ω	Dustin Group AB	38,901	101,473
	Eastnine AB	4,897	51,651
	Elanders AB, Class B	2,415	23,147
	Electrolux AB, Class B	46,493	574,247
	Electrolux Professional AB, Class B	98,633	555,678
#	Elekta AB, Class B	135,857	1,100,608
*Ω	Eltel AB	21,941	16,330
#*	Embracer Group AB	42,618	122,326
*	Enea AB	6,109	31,040
	Eolus Vind AB, Class B	4,899	34,921
	Epiroc AB, Class A	122,992	2,455,612
	Epiroc AB, Class B	73,342	1,246,013
	Essity AB, Class B	856	21,226
Ω	Evolution AB	34,673	4,275,617
	eWork Group AB	3,663	45,213
#	Fabege AB	125,535	1,087,183
	Fagerhult Group AB	27,572	140,933
*	Fastighets AB Balder, Class B	100,102	467,123
	FastPartner AB, Class A	12,345	55,500
	FastPartner AB, Class D	2,011	10,244
#	Fenix Outdoor International AG	1,981	118,309
*	FormPipe Software AB	5,484	14,402
	Fortnox AB	241,394	1,481,635
	G5 Entertainment AB	3,758	73,748
	GARO AB	11,553	63,993
	Getinge AB, Class B	41,239	768,407
	Granges AB	45,107	460,718
*Ω	Green Landscaping Group AB	1,854	13,145
	H & M Hennes & Mauritz AB, Class B	134,973	2,270,214
	Hanza AB	9,770	78,833
	Heba Fastighets AB, Class B	27,228	71,873
	Hemnet Group AB	24,268	429,895
	Hexagon AB, Class B	164,378	1,593,777
	Hexatronic Group AB	57,526	435,910
	Hexpol AB	77,313	838,730
	HMS Networks AB	16,677	673,432
*Ω	Hoist Finance AB	31,835	97,014
	Holmen AB, Class B	21,139	814,290
	Hufvudstaden AB, Class A	39,757	486,706
	Husqvarna AB, Class A	7,960	78,604

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Husqvarna AB, Class B	101,033	$990,988
	Indutrade AB	63,376	1,330,030
	Instalco AB	105,312	414,356
#	Intrum AB	37,740	294,040
	INVISIO AB	9,885	205,721
	Inwido AB	21,528	237,560
	ITAB Shop Concept AB	2,638	2,495
	JM AB	32,586	511,988
#*	John Mattson Fastighetsforetagen AB	3,438	20,147
	Kabe Group AB, Class B	1,438	31,723
*	Karnov Group AB	22,177	104,804
#*	K-fast Holding AB	14,921	28,509
	Kindred Group PLC, SDR	179,963	2,164,684
	KNOW IT AB	14,453	204,177
	Lagercrantz Group AB, Class B	85,860	1,034,144
	Lifco AB, Class B	53,280	1,074,223
	Lime Technologies AB	4,723	124,075
	Lindab International AB	17,960	278,446
	Loomis AB	22,206	647,806
*	Medcap AB	1,379	41,341
	Medicover AB, Class B	18,986	290,487
	MEKO AB	14,407	150,379
	Micro Systemation AB, Class B	5,726	28,243
*	Midsona AB, Class B	13,356	9,446
*	Millicom International Cellular SA, SDR	52,902	821,419
	MIPS AB	12,428	562,676
*	Modern Times Group MTG AB, Class B	51,679	336,129
	Momentum Group AB	10,977	111,526
Ω	Munters Group AB	43,997	558,427
	Mycronic AB	39,641	853,064
	NCAB Group AB	59,211	354,339
	NCC AB, Class B	34,646	373,098
	Nederman Holding AB	7,369	144,313
*	Net Insight AB, Class B	124,933	53,601
#	New Wave Group AB, Class B	35,622	323,052
	Nibe Industrier AB, Class B	132,687	1,195,213
	Nilorngruppen AB, Class B	3,984	20,786
*	Nobia AB	44,971	48,617
	Nordic Waterproofing Holding AB	12,584	174,350
	Nordnet AB publ	74,122	1,099,769
*	Norva24 Group AB	4,117	10,460
	NP3 Fastigheter AB	1,293	21,707
	Nyfosa AB	60,807	385,751
	OEM International AB, Class B	32,132	260,379
*	OX2 AB, Class A	59,086	369,646
	Pandox AB	34,528	407,138
	Peab AB, Class B	89,100	394,147
	Platzer Fastigheter Holding AB, Class B	30,544	232,147
	Prevas AB, Class B	3,001	33,202
	Proact IT Group AB	11,094	81,794
#	Probi AB	616	10,778
	Ratos AB, Class B	145,087	482,326
*	RaySearch Laboratories AB	8,329	56,492
	Rejlers AB	5,502	68,203
Ω	Resurs Holding AB	50,452	122,285
	Rottneros AB	32,778	33,933
	Rvrc Holding AB	22,164	71,552
	Saab AB, Class B	16,378	863,270
	Sagax AB, Class A	309	6,902

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Sagax AB, Class B	29,947	$664,993
#	Samhallsbyggnadsbolaget i Norden AB	120,629	52,158
#	Samhallsbyggnadsbolaget i Norden AB, Class D	31,924	13,186
	Sandvik AB	135,077	2,743,755
*Ω	Scandic Hotels Group AB	75,813	298,967
*	Sdiptech AB, Class B	7,294	201,144
	Sectra AB, Class B	56,796	909,449
	Securitas AB, Class B	164,297	1,398,459
*	Sedana Medical AB	7,288	17,220
	Sensys Gatso Group AB	3,064	21,651
#*	Serneke Group AB	7,020	18,840
#*Ω	Sinch AB	178,241	461,971
	Sintercast AB	1,838	19,685
	Skandinaviska Enskilda Banken AB, Class A	281,674	3,414,517
	Skandinaviska Enskilda Banken AB, Class C	3,672	46,756
	Skanska AB, Class B	69,384	1,106,632
	SKF AB, Class A	4,084	78,246
	SKF AB, Class B	49,068	934,864
	SkiStar AB	23,625	256,520
	Softronic AB, Class B	16,050	23,129
	Solid Forsakring AB	5,045	30,712
*	Stendorren Fastigheter AB	245	4,167
*	Stillfront Group AB	212,710	393,646
	Storskogen Group AB, Class B	142,355	146,530
	Svenska Cellulosa AB SCA, Class A	5,252	69,692
	Svenska Cellulosa AB SCA, Class B	106,623	1,416,750
	Svenska Handelsbanken AB, Class A	195,015	1,712,223
#	Svenska Handelsbanken AB, Class B	4,821	52,600
	Sweco AB, Class B	44,232	455,498
	Swedbank AB, Class A	125,710	2,305,734
#*	Swedish Orphan Biovitrum AB	60,409	1,182,390
	Systemair AB	37,967	269,540
	Tele2 AB, Class B	308,367	2,320,324
#	Telefonaktiebolaget LM Ericsson, Sponsored ADR	51,015	257,626
#	Telefonaktiebolaget LM Ericsson, Class A	14,695	79,672
	Telefonaktiebolaget LM Ericsson, Class B	546,323	2,748,264
#	Telia Co. AB	835,459	1,795,386
*	TF Bank AB	960	13,775
Ω	Thule Group AB	50,146	1,565,880
*	Tobii AB	34,393	63,244
*	Transtema Group AB	4,734	8,277
	Trelleborg AB, Class B	28,755	765,534
	Troax Group AB	15,417	277,677
#*	Truecaller AB, Class B	15,465	61,261
	VBG Group AB, Class B	7,388	137,956
#*	Viaplay Group AB	28,104	122,014
	Vitec Software Group AB, Class B	8,890	506,398
	Vitrolife AB	25,594	379,777
	Volati AB	9,287	87,437
	Volvo AB, Class A	48,000	1,088,446
	Volvo AB, Class B	317,940	7,013,316
#*	Volvo Car AB, Class B	106,811	527,967
	Wallenstam AB, Class B	163,988	639,303
	Wihlborgs Fastigheter AB	122,152	955,209
	XANO Industri AB, Class B	4,020	42,853
TOTAL SWEDEN			121,601,953
SWITZERLAND — (8.2%)
	ABB Ltd.	227,444	9,126,763

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Accelleron Industries AG	26,038	$685,975
#	Accelleron Industries AG, ADR	1,336	35,017
	Adecco Group AG	123,565	5,035,809
	Alcon, Inc.	57,038	4,843,667
	Allreal Holding AG	6,863	1,260,859
	ALSO Holding AG	2,962	677,803
*	Aluflexpack AG	618	11,418
*	ams-OSRAM AG	45,670	404,250
	APG SGA SA	727	150,790
*	Aryzta AG	273,340	467,163
	Ascom Holding AG	16,764	228,861
	Baloise Holding AG	22,991	3,558,750
	Banque Cantonale de Geneve	496	123,912
	Banque Cantonale Vaudoise	12,119	1,360,253
	Belimo Holding AG	4,605	2,481,863
	Bellevue Group AG	3,622	110,284
	Berner Kantonalbank AG	2,328	627,520
	BKW AG	8,184	1,464,480
	Bossard Holding AG, Class A	2,590	605,304
	Bucher Industries AG	2,910	1,296,734
	Burckhardt Compression Holding AG	2,192	1,291,834
	Burkhalter Holding AG	2,850	304,456
	Bystronic AG	344	241,021
	Calida Holding AG	1,520	62,761
	Carlo Gavazzi Holding AG	182	76,475
	Cembra Money Bank AG	15,276	1,159,484
#*	Cicor Technologies Ltd.	223	11,354
	Clariant AG	113,235	1,855,489
	Coltene Holding AG	1,501	121,271
	Comet Holding AG	1,374	361,464
	Daetwyler Holding AG	1,487	294,141
	DKSH Holding AG	26,021	2,099,712
#*	DocMorris AG	1,347	82,434
#	dormakaba Holding AG	1,189	579,735
*	DSM-Firmenich AG	31,127	3,431,100
*	Dufry AG	36,602	1,891,169
	EFG International AG	39,852	497,166
	Emmi AG	983	962,015
	EMS-Chemie Holding AG	229	191,135
	Energiedienst Holding AG	2,947	141,602
	Feintool International Holding AG	840	22,847
	Flughafen Zurich AG	9,073	1,920,729
	Forbo Holding AG	225	323,679
Ω	Galenica AG	35,154	2,829,196
#*	GAM Holding AG	58,536	34,842
	Geberit AG	4,382	2,486,794
	Georg Fischer AG	17,520	1,196,550
	Givaudan SA	2,400	8,101,129
	Glarner Kantonalbank	1,134	31,200
#*	Gurit Holding AG, Class BR	970	103,786
	Helvetia Holding AG	19,614	2,902,539
	Hiag Immobilien Holding AG	403	35,143
	Huber & Suhner AG	8,765	757,063
	Implenia AG	6,444	313,873
*	Ina Invest Holding AG	1,289	25,484
	Inficon Holding AG	405	519,223
	Interroll Holding AG	253	809,274
	Intershop Holding AG	436	300,965
	Investis Holding SA	1,724	184,456

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Julius Baer Group Ltd.	89,058	$6,307,758
	Kardex Holding AG	2,590	648,063
	Komax Holding AG	1,321	324,750
*	Kudelski SA	3,540	7,067
	Kuehne & Nagel International AG	16,582	5,188,440
	Landis & Gyr Group AG	9,722	844,155
	Lastminute.com NV	564	18,609
	LEM Holding SA	131	315,054
	Liechtensteinische Landesbank AG	5,716	396,487
#	Logitech International SA	83,987	5,884,123
#	Luzerner Kantonalbank AG	4,760	409,164
Ω	Medacta Group SA	1,884	273,642
	Meier Tobler Group AG	2,096	114,853
	Metall Zug AG, Class B	62	112,484
	Mobilezone Holding AG	9,642	160,693
	Mobimo Holding AG	3,322	982,372
	Novartis AG, Sponsored ADR	246,715	25,880,403
	Novartis AG	5,662	592,795
	Novavest Real Estate AG	701	28,536
	OC Oerlikon Corp. AG	55,483	301,692
#*	Orascom Development Holding AG	4,687	31,802
#	Orell Fuessli AG	246	20,535
	Partners Group Holding AG	6,722	7,546,343
#*	Peach Property Group AG	933	12,526
	Phoenix Mecano AG	277	112,098
	PSP Swiss Property AG	18,411	2,169,552
	Rieter Holding AG	1,330	147,935
#	Roche Holding AG	5,197	1,723,175
	Roche Holding AG	139,038	43,108,918
	Romande Energie Holding SA	525	31,026
	Schaffner Holding AG	38	12,520
	Schindler Holding AG	4,929	1,142,846
	Schweiter Technologies AG	337	259,235
*Ω	Sensirion Holding AG	3,798	332,841
	SFS Group AG	5,636	669,995
	SGS SA	35,700	3,466,292
	SIG Group AG	144,703	3,868,442
	Sika AG	46,261	14,398,157
	SKAN Group AG	115	10,541
	Softwareone Holding AG	18,978	406,178
	Sonova Holding AG	19,335	5,389,535
	St Galler Kantonalbank AG	943	539,335
#	Stadler Rail AG	12,042	483,578
	Straumann Holding AG	24,243	4,011,559
	Sulzer AG	8,243	809,229
	Swatch Group AG	6,249	1,999,933
	Swatch Group AG	12,332	740,570
	Swiss Life Holding AG	7,292	4,636,648
	Swiss Prime Site AG	32,354	3,132,171
	Swiss Re AG	75,936	7,923,109
*	Swiss Steel Holding AG	143,894	23,089
	Swisscom AG	11,900	7,652,361
	Swissquote Group Holding SA	3,878	878,338
	Temenos AG	31,172	2,680,878
	TX Group AG	1,266	144,057
	u-blox Holding AG	3,608	404,062
#*	UBS Group AG	401,923	8,915,739
	Valiant Holding AG	7,159	787,726
	Varia U.S. Properties AG	791	34,352

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
Ω	VAT Group AG	10,852	$4,612,609
	Vaudoise Assurances Holding SA	441	231,043
	Vontobel Holding AG	16,069	1,082,530
	VZ Holding AG	5,687	529,460
*	V-ZUG Holding AG	1,148	93,638
	Walliser Kantonalbank	751	96,601
	Ypsomed Holding AG	1,282	376,383
	Zehnder Group AG	2,466	180,613
	Zug Estates Holding AG, Class B	122	228,681
	Zuger Kantonalbank AG	30	266,142
	Zurich Insurance Group AG	26,003	12,572,411
TOTAL SWITZERLAND			272,830,542
UNITED KINGDOM — (12.7%)
	3i Group PLC	404,981	10,274,837
	4imprint Group PLC	10,519	599,325
*	888 Holdings PLC	104,526	144,985
	abrdn PLC	843,398	2,509,927
*	accesso Technology Group PLC	5,610	54,115
	Admiral Group PLC	74,553	2,035,521
	Advanced Medical Solutions Group PLC	35,430	113,083
	AG Barr PLC	30,554	184,818
	AJ Bell PLC	116,771	492,929
Ω	Alfa Financial Software Holdings PLC	62,251	124,732
	Antofagasta PLC	69,592	1,496,907
	Argentex Group PLC	9,454	14,242
*	Ascential PLC	149,443	401,648
	Ashmore Group PLC	184,764	489,967
	Ashtead Group PLC	104,171	7,706,965
#*	ASOS PLC	43,836	236,775
	Associated British Foods PLC	1,710	45,002
*Ω	Aston Martin Lagonda Global Holdings PLC	34,657	176,148
	AstraZeneca PLC, Sponsored ADR	337,697	24,212,875
	AstraZeneca PLC	25,658	3,686,444
	Atalaya Mining PLC	5,781	24,462
*	Auction Technology Group PLC	13,195	120,225
Ω	Auto Trader Group PLC	596,136	4,944,096
	Aviva PLC	640,781	3,192,474
	Avon Protection PLC	6,389	67,280
	B&M European Value Retail SA	480,930	3,416,003
*	Babcock International Group PLC	401,745	1,934,061
	BAE Systems PLC	252,624	3,021,142
Ω	Bakkavor Group PLC	37,376	48,212
	Balfour Beatty PLC	188,688	847,360
	Bank of Georgia Group PLC	9,726	406,653
	Barclays PLC, Sponsored ADR	429,365	3,430,626
	Barclays PLC	1,256,791	2,493,864
	Barratt Developments PLC	361,168	2,114,136
	Beazley PLC	306,248	2,157,717
	Begbies Traynor Group PLC	34,007	57,796
	Bellway PLC	63,534	1,806,686
	Berkeley Group Holdings PLC	59,196	3,300,632
	Bloomsbury Publishing PLC	42,088	233,571
*	boohoo Group PLC	332,375	165,722
	BRAEMAR PLC	3,084	9,222
	Britvic PLC	145,386	1,613,764
	Brooks Macdonald Group PLC	1,840	49,912
	BT Group PLC	3,123,808	4,894,960
	Bunzl PLC	64,223	2,380,613

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Burberry Group PLC	138,921	$3,965,532
	Burford Capital Ltd.	60,057	811,674
	Bytes Technology Group PLC	134,257	890,576
	C&C Group PLC	154,948	274,448
*	Capita PLC	503,065	178,386
	Capital Ltd.	55,129	56,179
*	Card Factory PLC	138,000	159,642
	Carr's Group PLC	37,151	69,220
	Castings PLC	1,710	8,794
#*	Cazoo Group Ltd.	1,233	2,257
	Central Asia Metals PLC	46,955	110,580
	CentralNic Group PLC	19,590	32,183
	Chemring Group PLC	93,389	340,651
	Chesnara PLC	82,403	285,792
	City of London Investment Group PLC	3,050	15,397
	Clarkson PLC	11,351	406,214
	Close Brothers Group PLC	64,234	760,092
Ω	CMC Markets PLC	27,299	49,173
	Coca-Cola HBC AG	21,468	631,651
	Compass Group PLC	249,284	6,485,772
	Computacenter PLC	59,328	1,673,742
Ω	ConvaTec Group PLC	411,913	1,103,573
*	Costain Group PLC	43,455	27,870
	Crest Nicholson Holdings PLC	167,086	457,927
	Croda International PLC	27,733	2,099,736
	Currys PLC	659,162	452,254
	CVS Group PLC	20,918	552,699
*	Darktrace PLC	2,286	10,841
	DCC PLC	46,343	2,683,201
*	De La Rue PLC	55,351	34,095
	Dechra Pharmaceuticals PLC	17,633	840,608
*Ω	Deliveroo PLC	241,382	407,030
	DFS Furniture PLC	84,939	131,403
#	Diageo PLC, Sponsored ADR	85,975	15,126,441
	Diageo PLC	22,401	977,630
#*	Dialight PLC	4,837	13,109
	Diploma PLC	51,275	2,132,643
	Direct Line Insurance Group PLC	473,991	915,301
	DiscoverIE Group PLC	27,531	282,506
	Domino's Pizza Group PLC	135,974	606,334
	dotdigital group PLC	111,034	131,691
*	Dowlais Group PLC	225,549	356,868
	Dr Martens PLC	50,516	98,819
	Drax Group PLC	204,182	1,585,220
	DS Smith PLC	517,979	2,059,405
	Dunelm Group PLC	45,981	679,414
Ω	DWF Group PLC	128,244	159,984
	EKF Diagnostics Holdings PLC	33,900	11,654
*	Elementis PLC	236,217	335,032
	EMIS Group PLC	37,062	690,709
	Entain PLC	114,904	2,046,608
	Epwin Group PLC	48,473	42,613
*	Ergomed PLC	6,496	90,232
*	Esken Ltd.	93,715	4,028
	Experian PLC	313,842	12,128,601
*	FD Technologies PLC	2,060	47,340
	FDM Group Holdings PLC	54,591	383,290
	Fevertree Drinks PLC	15,014	258,621
	Fintel PLC	7,077	18,963

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Firstgroup PLC	174,318	$326,477
	Flowtech Fluidpower PLC	100	119
Ω	Forterra PLC	33,632	74,178
	Foxtons Group PLC	140,691	71,859
*	Frasers Group PLC	74,141	772,752
	Fresnillo PLC	60,236	477,385
*	Frontier Developments PLC	9,922	74,817
	Fuller Smith & Turner PLC, Class A	3,196	24,466
*Ω	Funding Circle Holdings PLC	43,359	26,931
	Future PLC	39,252	421,520
	Galliford Try Holdings PLC	39,810	101,192
	Games Workshop Group PLC	12,426	1,857,764
*	Gaming Realms PLC	36,865	15,653
	Gamma Communications PLC	25,048	357,346
	GB Group PLC	65,866	211,578
*	Gem Diamonds Ltd.	41,554	9,758
	Genuit Group PLC	64,840	260,722
	Gooch & Housego PLC	1,981	14,594
	Grafton Group PLC	72,119	811,141
	Grainger PLC	458,902	1,482,919
*	Greencore Group PLC	214,031	240,875
	Greggs PLC	28,313	1,004,085
	GSK PLC	297,039	5,287,633
	GSK PLC, Sponsored ADR	90,635	3,223,901
*Ω	Gym Group PLC	27,078	36,417
	Haleon PLC	375,166	1,619,375
#	Haleon PLC, ADR	62,515	550,757
	Halfords Group PLC	135,648	384,906
	Halma PLC	54,192	1,556,279
	Hargreaves Lansdown PLC	130,293	1,425,562
	Harworth Group PLC	47,742	69,353
	Hays PLC	858,946	1,181,812
	Headlam Group PLC	23,382	66,828
	Helical PLC	46,616	160,818
	Henry Boot PLC	43,597	121,475
	Hikma Pharmaceuticals PLC	29,958	804,518
	Hill & Smith PLC	35,570	720,700
	Hilton Food Group PLC	33,354	276,979
	Hiscox Ltd.	115,745	1,602,074
	Hochschild Mining PLC	190,661	188,922
	Hollywood Bowl Group PLC	54,890	158,092
*Ω	Hostelworld Group PLC	52,387	87,542
	Howden Joinery Group PLC	298,788	2,829,210
	HSBC Holdings PLC	52,879	439,235
#	HSBC Holdings PLC, Sponsored ADR	345,353	14,428,848
Ω	HSS Hire Group PLC	115,356	22,308
Ω	Ibstock PLC	30,625	59,123
	IDOX PLC	187,403	150,976
	IG Group Holdings PLC	106,631	968,912
	IMI PLC	114,629	2,396,604
	Impax Asset Management Group PLC	27,538	194,170
	Inchcape PLC	249,253	2,621,396
*	Indivior PLC	87,793	1,977,249
	Informa PLC	204,402	1,988,808
	IntegraFin Holdings PLC	69,995	219,986
	Intermediate Capital Group PLC	175,266	3,163,213
*	International Distributions Services PLC	358,867	1,225,808
	Intertek Group PLC	37,315	2,090,328
	iomart Group PLC	27,425	66,026

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	IP Group PLC	620,418	$475,860
	ITV PLC	1,692,562	1,571,854
*	IWG PLC	199,446	391,500
	J Sainsbury PLC	787,395	2,803,507
*	James Fisher & Sons PLC	8,525	44,485
#	James Halstead PLC	48,573	129,663
	JD Sports Fashion PLC	831,885	1,685,093
*	John Wood Group PLC	492,299	935,762
	Johnson Matthey PLC	115,097	2,661,887
	Johnson Service Group PLC	84,352	121,611
	Jupiter Fund Management PLC	260,681	382,674
*Ω	Just Eat Takeaway.com NV	20,134	360,521
	Just Group PLC	721,559	762,383
	Kainos Group PLC	49,486	832,700
	Keller Group PLC	21,231	233,193
*	Kier Group PLC	137,926	155,316
*	Kin & Carta PLC	44,135	38,321
	Kingfisher PLC	745,695	2,351,452
	Kitwave Group PLC	2,993	12,323
	Lancashire Holdings Ltd.	99,543	761,895
	Learning Technologies Group PLC	46,090	44,347
	Legal & General Group PLC	1,658,867	4,971,400
*	Liberty Global PLC, Class A	1,555	28,876
*	Liberty Global PLC, Class C	3,809	75,266
	Lloyds Banking Group PLC	4,040,577	2,334,432
	Lloyds Banking Group PLC, ADR	944,884	2,163,784
	Lookers PLC	179,737	288,484
	LSL Property Services PLC	32,720	113,408
Ω	Luceco PLC	38,080	62,328
	M&C Saatchi PLC	5,549	9,464
	M&G PLC	1,347,959	3,472,207
	Macfarlane Group PLC	58,171	82,212
	Man Group PLC	693,287	2,125,334
*	Marks & Spencer Group PLC	782,887	2,073,793
	Marshalls PLC	71,958	247,877
*	McBride PLC	67,145	32,042
	Mears Group PLC	56,029	196,477
	Melrose Industries PLC	225,549	1,534,985
	Metro Bank Holdings PLC	30,646	46,529
*	Mitchells & Butlers PLC	49,471	145,874
	MJ Gleeson PLC	11,350	60,939
	Mondi PLC	64,979	1,139,770
	Moneysupermarket.com Group PLC	443,697	1,563,740
	Morgan Advanced Materials PLC	25,856	90,713
	Morgan Sindall Group PLC	30,154	739,603
	Mortgage Advice Bureau Holdings Ltd.	5,532	44,258
*	Motorpoint group PLC	33,776	46,106
*	N Brown Group PLC	88,702	26,260
#*	Naked Wines PLC	6,499	6,204
	National Grid PLC	114,705	1,520,392
	National Grid PLC, Sponsored ADR	54,344	3,661,699
	NatWest Group PLC	829,090	2,602,545
#	NatWest Group PLC, Sponsored ADR	29,921	189,998
	NCC Group PLC	138,619	171,605
	Next 15 Group PLC	37,989	309,861
	Next PLC	29,404	2,659,321
	Nichols PLC	547	7,119
	Ninety One PLC	170,850	378,184
	Norcros PLC	14,489	30,142

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Numis Corp. PLC	16,616	$70,973
*	Ocado Group PLC	118,819	1,430,411
*Ω	On the Beach Group PLC	20,446	23,386
	OSB Group PLC	193,156	912,896
	Oxford Instruments PLC	23,998	739,349
	Pagegroup PLC	257,436	1,474,127
	Paragon Banking Group PLC	107,844	732,031
	PayPoint PLC	43,835	287,946
	Pearson PLC	97,772	1,081,510
	Pearson PLC, Sponsored ADR	62,325	687,445
*	Pendragon PLC	798,513	174,542
	Pennon Group PLC	125,194	1,130,570
	Persimmon PLC	124,001	1,843,513
#*	Petrofac Ltd.	157,140	158,500
	Pets at Home Group PLC	197,709	993,526
	Phoenix Group Holdings PLC	238,862	1,687,588
	Phoenix Spree Deutschland Ltd.	18,483	45,962
*	Playtech PLC	95,104	684,191
	Plus500 Ltd.	42,666	824,433
	Polar Capital Holdings PLC	39,809	247,822
	Porvair PLC	5,022	41,313
	PPHE Hotel Group Ltd.	2,471	32,531
	Premier Foods PLC	297,845	483,834
#	Prudential PLC, ADR	44,252	1,235,516
	Prudential PLC	107,192	1,488,503
*	PureTech Health PLC	59,094	169,532
	PZ Cussons PLC	39,983	85,169
	QinetiQ Group PLC	157,582	652,483
Ω	Quilter PLC	718,191	720,903
*	Rank Group PLC	52,117	61,394
	Rathbones Group PLC	23,532	544,425
	Reach PLC	160,614	175,217
	Reckitt Benckiser Group PLC	77,631	5,815,497
	Redde Northgate PLC	138,978	614,307
	Redrow PLC	134,805	896,172
#	RELX PLC, Sponsored ADR	395,718	13,319,861
	RELX PLC	90,812	3,053,008
	Renew Holdings PLC	44,466	415,959
	Renishaw PLC	8,349	418,314
*	Renold PLC	60,850	22,923
	Rentokil Initial PLC	193,970	1,581,662
*	Restaurant Group PLC	108,708	59,583
	RHI Magnesita NV	1,560	59,959
	Ricardo PLC	9,596	72,089
	Rightmove PLC	449,792	3,295,621
	Rio Tinto PLC	91,460	6,045,297
	Rio Tinto PLC, Sponsored ADR	6,213	413,475
	Robert Walters PLC	41,286	218,381
*	Rolls-Royce Holdings PLC	1,232,706	2,922,915
	Rotork PLC	337,378	1,336,362
	RS Group PLC	234,111	2,358,194
	RWS Holdings PLC	74,728	249,541
	S&U PLC	2,061	64,146
*	S4 Capital PLC	57,414	77,711
Ω	Sabre Insurance Group PLC	84,130	149,177
	Sage Group PLC	266,337	3,203,655
	Savills PLC	103,655	1,294,354
	Schroders PLC	159,968	943,777
	ScS Group PLC	8,051	17,561

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Secure Trust Bank PLC	4,500	$33,387
	Senior PLC	68,446	146,681
	Severfield PLC	101,799	92,143
	Severn Trent PLC	96,114	3,150,027
*	SIG PLC	278,752	103,760
	Sirius Real Estate Ltd.	586,074	622,793
	Smart Metering Systems PLC	32,737	293,208
#	Smith & Nephew PLC, Sponsored ADR	47,382	1,439,465
	Smith & Nephew PLC	36,940	561,968
	Smiths Group PLC	86,214	1,880,297
	Smiths News PLC	42,736	24,399
	Softcat PLC	82,332	1,586,339
*	SolGold PLC	203,497	41,347
	Spectris PLC	29,396	1,326,568
	Speedy Hire PLC	234,031	110,550
	Spirax-Sarco Engineering PLC	11,436	1,633,292
Ω	Spire Healthcare Group PLC	74,712	206,602
	Spirent Communications PLC	180,956	393,283
#	SSE PLC	62,301	1,347,143
*	SSP Group PLC	173,006	558,547
	St. James's Place PLC	141,231	1,704,816
*	Staffline Group PLC	14,976	4,878
	Standard Chartered PLC	233,316	2,241,128
	SThree PLC	106,066	480,236
	Strix Group PLC	35,702	45,114
*††	Studio Retail Group PLC	11,005	0
	STV Group PLC	14,208	38,449
*	Superdry PLC	28,746	29,048
*	Synthomer PLC	166,163	177,998
	Tatton Asset Management PLC	6,054	36,861
	Taylor Wimpey PLC	1,583,494	2,324,346
	TClarke PLC	21,176	36,248
	Telecom Plus PLC	43,434	927,202
	TEN Entertainment Group PLC	7,307	27,657
	Tesco PLC	1,410,399	4,671,342
*	THG PLC	38,663	51,175
	Topps Tiles PLC	74,684	49,817
	TP ICAP Group PLC	337,884	689,668
	Travis Perkins PLC	99,677	1,114,907
*	Trellus Health PLC	2,022	143
*	Tremor International Ltd.	1,199	4,582
*	Tremor International Ltd., ADR	5,294	40,023
	Tribal Group PLC	2,667	1,366
	Trifast PLC	41,274	46,805
	TT Electronics PLC	48,980	98,756
	Tyman PLC	32,170	129,014
#	Unilever PLC, Sponsored ADR	385,422	20,708,724
	Unilever PLC	90,093	4,846,428
	United Utilities Group PLC	249,941	3,205,130
	UP Global Sourcing Holdings PLC	1,122	1,814
	Vanquis Banking Group PLC	102,823	166,075
*	Verici Dx PLC	678	91
	Vertu Motors PLC	143,701	129,082
	Vesuvius PLC	49,229	278,742
	Victorian Plumbing Group PLC	1,176	1,195
	Victrex PLC	13,414	266,338
	Videndum PLC	13,817	106,213
	Virgin Money UK PLC	346,751	786,573
	Vistry Group PLC	150,271	1,524,163

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Volex PLC	33,513	$124,257
	Volution Group PLC	79,713	410,894
	Vp PLC	4,543	32,785
*Ω	Watches of Switzerland Group PLC	150,739	1,462,789
#	Watkin Jones PLC	139,552	85,944
	Weir Group PLC	50,360	1,186,065
	WH Smith PLC	50,125	960,935
	Whitbread PLC	24,129	1,083,901
	Wickes Group PLC	148,065	259,624
	Wilmington PLC	6,622	25,626
	Wincanton PLC	42,461	132,111
*	Wise PLC, Class A	83,187	829,697
#	WPP PLC, Sponsored ADR	18,366	1,005,355
	WPP PLC	101,516	1,108,426
*	Xaar PLC	20,538	50,182
	XPS Pensions Group PLC	35,978	88,316
	Young & Co's Brewery PLC, Class A	5,048	76,793
	Zotefoams PLC	9,125	46,831
TOTAL UNITED KINGDOM			421,294,053
UNITED STATES — (0.2%)
	ADTRAN Holdings, Inc.	21,378	209,563
	Ferguson PLC	37,495	6,029,929
*	Noble Corp. PLC	9,043	472,571
TOTAL UNITED STATES			6,712,063
TOTAL COMMON STOCKS			3,187,209,230
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
	Bayerische Motoren Werke AG, 8.345%	11,178	1,255,860
Ω	Dr Ing hc F Porsche AG, 0.907%	26,712	3,266,414
	Draegerwerk AG & Co. KGaA, 0.419%	3,515	176,556
	FUCHS SE, 2.846%	45,301	1,875,177
	Henkel AG & Co. KGaA, 2.638%	23,854	1,840,726
	Jungheinrich AG, 2.001%	27,858	1,042,271
	Porsche Automobil Holding SE, 4.753%	24,426	1,441,278
#	Sartorius AG, 0.385%	5,467	2,255,571
	Sixt SE, 9.109%	9,031	670,624
	STO SE & Co. KGaA, 3.329%	1,606	265,087
	Villeroy & Boch AG, 6.366%	866	18,098
	Volkswagen AG, 23.026%	36,442	4,827,675
TOTAL GERMANY			18,935,337
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
#*	PointsBet Holdings Ltd. Warrants 07/08/24	571	0
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights	17,925	0
*††	S Immo AG Rights 08/11/23	8,477	0
DENMARK — (0.0%)
*	NKT AS Rights	1	5
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/30	1,134	0

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»

JAPAN — (0.0%)
*	Tess Holdings Co. Ltd. Rights 08/24/23	3,800	$4,487
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	210,168	0
TOTAL RIGHTS/WARRANTS			4,492
TOTAL INVESTMENT SECURITIES (Cost $2,647,513,493)			3,206,149,059

			Value†
SECURITIES LENDING COLLATERAL — (3.3%)
@§	The DFA Short Term Investment Fund	9,451,922	109,330,386
TOTAL INVESTMENTS — (100.0%)
(Cost $2,756,835,951)^^			$3,315,479,445
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$92,174	$161,701,200	$7,271	$161,800,645
Austria	—	9,792,356	—	9,792,356
Belgium	63,565	31,094,816	—	31,158,381
Canada	307,566,370	249,729	—	307,816,099
China	138,932	79,799	—	218,731
Denmark	1,844,434	119,862,630	—	121,707,064
Finland	269,937	55,709,448	—	55,979,385
France	—	318,682,779	—	318,682,779
Germany	2,691,312	216,251,400	—	218,942,712
Hong Kong	—	51,670,935	2,613	51,673,548
Ireland	19,504,890	1,064,465	—	20,569,355
Israel	2,099,570	17,699,084	—	19,798,654
Italy	10,071,850	62,842,307	—	72,914,157
Japan	2,614,513	665,986,783	—	668,601,296
Netherlands	45,984,933	123,328,346	—	169,313,279
New Zealand	23,184	9,750,813	—	9,773,997
Norway	129,048	21,151,653	—	21,280,701
Portugal	—	6,014,861	—	6,014,861
Singapore	—	22,487,406	16,252	22,503,658
Spain	2,112,831	74,116,130	—	76,228,961
Sweden	257,626	121,344,327	—	121,601,953
Switzerland	36,499,480	236,331,062	—	272,830,542
United Kingdom	105,945,192	315,348,861	—	421,294,053
United States	—	6,712,063	—	6,712,063
Preferred Stocks
Germany	—	18,935,337	—	18,935,337
Rights/Warrants
Denmark	—	5	—	5
Japan	—	4,487	—	4,487
Securities Lending Collateral	—	109,330,386	—	109,330,386
TOTAL	$537,909,841	$2,777,543,468	$26,136^	$3,315,479,445

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.1%)
AUSTRALIA — (6.1%)
*	A2B Australia Ltd.	22,390	$25,245
	Accent Group Ltd.	97,187	115,586
	Acrow Formwork & Construction Services Ltd.	22,663	12,492
#	Adairs Ltd.	42,498	48,676
*	Alkane Resources Ltd.	83,562	39,855
*	Alliance Aviation Services Ltd.	20,675	45,599
*	Allkem Ltd.	56,504	565,696
	ALS Ltd.	77,461	612,663
	Altium Ltd.	13,546	348,571
#*	AMA Group Ltd.	216,007	21,067
	AMP Ltd.	493,968	375,883
	Ampol Ltd.	47,935	1,061,599
	Ansell Ltd.	29,680	481,994
	APA Group	65,967	443,768
#*	Appen Ltd.	18,080	27,664
#*	Arafura Rare Earths Ltd.	295,303	56,723
	ARB Corp. Ltd.	14,024	294,418
#	Ardent Leisure Group Ltd.	99,253	34,424
#	ARN Media Ltd.	64,154	44,819
	ASX Ltd.	6,414	267,968
	Atlas Arteria Ltd.	126,081	532,963
#*	Audinate Group Ltd.	1,376	8,713
#*	Aurelia Metals Ltd.	349,101	21,698
	Aurelia Metals Ltd.	1,062	66
	Aurizon Holdings Ltd.	427,382	1,095,300
#*	Aussie Broadband Ltd.	217	403
#	Austin Engineering Ltd.	32,800	6,179
	Australia & New Zealand Banking Group Ltd.	127,675	2,215,055
#	Australian Clinical Labs Ltd.	30,525	65,131
	Australian Ethical Investment Ltd.	10,860	30,245
	Australian Finance Group Ltd.	46,965	57,803
#*	Australian Strategic Materials Ltd.	6,903	6,925
	Auswide Bank Ltd.	9,719	37,686
#	Baby Bunting Group Ltd.	28,930	32,382
	Bank of Queensland Ltd.	138,966	564,722
	Bapcor Ltd.	69,779	293,568
	Base Resources Ltd.	44,322	5,221
	Beach Energy Ltd.	447,238	487,662
#	Beacon Lighting Group Ltd.	6,490	8,075
	Bega Cheese Ltd.	76,349	167,228
#	Bell Financial Group Ltd.	31,306	22,311
*	Bellevue Gold Ltd.	137,164	134,571
	Bendigo & Adelaide Bank Ltd.	111,670	703,214
	BlueScope Steel Ltd.	105,469	1,555,356
*	Boral Ltd.	42,165	123,794
*	Boss Energy Ltd.	25,198	49,516
	Brambles Ltd.	131,083	1,240,146
#	Bravura Solutions Ltd.	105,244	35,381
	Breville Group Ltd.	19,502	296,709
#*	BWX Ltd.	37,285	5,009
	Capitol Health Ltd.	196,117	30,987
	Capral Ltd.	2,481	12,510
*	Capricorn Metals Ltd.	48,360	145,900
#*	Carnarvon Energy Ltd.	459,128	44,863
	carsales.com Ltd.	24,522	409,905

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Catapult Group International Ltd.	10,074	$7,989
	Cedar Woods Properties Ltd.	20,812	70,297
	Challenger Ltd.	115,646	558,965
	Champion Iron Ltd.	85,501	346,408
	Cleanaway Waste Management Ltd.	331,084	614,518
	Clinuvel Pharmaceuticals Ltd.	7,546	93,137
	Clover Corp. Ltd.	9,346	6,834
	Cochlear Ltd.	3,841	617,911
	Codan Ltd.	29,559	149,421
#	COG Financial Services Ltd.	12,119	11,256
#*	Cogstate Ltd.	10,170	9,688
	Coles Group Ltd.	103,189	1,261,856
	Collins Foods Ltd.	32,032	216,207
	Commonwealth Bank of Australia	54,285	3,862,310
	Computershare Ltd.	44,255	746,372
*	Cooper Energy Ltd.	747,953	72,977
	Corporate Travel Management Ltd.	16,236	228,841
#	Credit Corp. Group Ltd.	13,601	216,570
	CSR Ltd.	133,419	514,653
	Data#3 Ltd.	35,101	177,392
*	De Grey Mining Ltd.	68,294	61,761
#*	Deep Yellow Ltd.	40,483	17,662
	Deterra Royalties Ltd.	44,423	140,783
	Dicker Data Ltd.	13,111	70,560
#	Domain Holdings Australia Ltd.	40,407	110,642
	Domino's Pizza Enterprises Ltd.	8,852	292,870
	Downer EDI Ltd.	168,600	498,435
	Eagers Automotive Ltd.	32,751	325,757
	Elanor Investor Group	20,923	23,677
	Elders Ltd.	39,290	192,632
#	Emeco Holdings Ltd.	117,846	56,706
#*	Emerald Resources NL	46,837	71,607
#*	EML Payments Ltd.	78,232	39,734
	Enero Group Ltd.	15,173	18,262
	EQT Holdings Ltd.	3,684	64,790
	Estia Health Ltd.	58,859	110,205
	Euroz Hartleys Group Ltd.	25,180	19,297
	Evolution Mining Ltd.	369,612	927,895
	EVT Ltd.	27,442	225,806
	Fenix Resources Ltd.	52,089	10,508
	Finbar Group Ltd.	8,281	3,977
#*††	Firefinch Ltd.	64,123	1,615
*	FleetPartners Group Ltd.	75,302	130,117
*	Fleetwood Ltd.	27,378	40,108
#*	Flight Centre Travel Group Ltd.	7,818	123,036
	Fortescue Metals Group Ltd.	155,137	2,280,626
	G8 Education Ltd.	322,945	238,966
#*	Galan Lithium Ltd.	23,602	12,336
	Generation Development Group Ltd.	5,030	4,524
#	Genesis Minerals Ltd.	54,854	54,337
	Gold Road Resources Ltd.	224,572	239,883
	GR Engineering Services Ltd.	13,879	20,267
	GrainCorp Ltd., Class A	66,530	362,141
	Grange Resources Ltd.	182,933	66,600
	GUD Holdings Ltd.	35,704	239,806
	GWA Group Ltd.	56,704	74,873
	Hansen Technologies Ltd.	30,144	106,262
#	Harvey Norman Holdings Ltd.	140,294	356,917
#*	Hastings Technology Metals Ltd.	4,799	3,972

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Healthia Ltd.	15,198	$10,134
	Helia Group Ltd.	115,071	300,440
	Helloworld Travel Ltd.	7,605	14,639
#*	Highfield Resources Ltd.	34,784	11,470
	Horizon Oil Ltd.	178,886	18,056
*	Hot Chili Ltd.	8,052	7,985
	HUB24 Ltd.	5,170	98,084
#	Humm Group Ltd.	114,386	34,617
	IDP Education Ltd.	23,559	394,811
	IGO Ltd.	33,004	308,398
	Iluka Resources Ltd.	86,653	598,509
	Imdex Ltd.	127,237	167,846
#*	Immutep Ltd.	75,259	15,482
	Incitec Pivot Ltd.	431,308	877,371
	Infomedia Ltd.	73,305	84,618
	Inghams Group Ltd.	91,373	172,226
	Insignia Financial Ltd.	139,424	280,147
	Insurance Australia Group Ltd.	151,559	605,027
	Integral Diagnostics Ltd.	37,045	75,343
	InvoCare Ltd.	19,356	159,165
*	ioneer Ltd.	78,000	15,261
	IPH Ltd.	37,239	198,231
	IRESS Ltd.	39,893	278,881
	IVE Group Ltd.	23,613	36,659
*	James Hardie Industries PLC, CDI	38,040	1,114,834
	JB Hi-Fi Ltd.	25,041	770,155
#*	Jervois Global Ltd.	57,559	2,368
	Johns Lyng Group Ltd.	33,220	118,392
	Jumbo Interactive Ltd.	8,473	87,516
	Jupiter Mines Ltd.	187,826	25,930
*	Karoon Energy Ltd.	133,515	201,179
	Kelsian Group Ltd.	42,030	196,504
#*	Kogan.com Ltd.	4,740	19,393
	Lendlease Corp. Ltd.	108,776	632,377
*	Leo Lithium Ltd.	45,802	35,072
	Lifestyle Communities Ltd.	18,684	218,832
	Lindsay Australia Ltd.	18,855	17,121
	Link Administration Holdings Ltd.	55,439	57,104
*	Liontown Resources Ltd.	32,327	58,702
	Lovisa Holdings Ltd.	13,135	189,888
	Lycopodium Ltd.	4,030	27,233
*	Lynas Rare Earths Ltd.	161,925	733,881
	MA Financial Group Ltd.	10,195	32,393
#	Maas Group Holdings Ltd.	9,865	17,792
	Macmahon Holdings Ltd.	237,156	23,166
	Macquarie Group Ltd.	8,838	1,042,298
#*	Macquarie Technology Group Ltd.	854	39,087
#	Mader Group Ltd.	1,542	6,646
#	Magellan Financial Group Ltd.	26,038	163,675
	MaxiPARTS Ltd.	3,355	6,198
	McMillan Shakespeare Ltd.	17,072	227,334
	Medibank Pvt Ltd.	245,365	579,284
#*	Megaport Ltd.	3,084	21,188
#*	Mesoblast Ltd.	84,806	65,149
*	Metals X Ltd.	186,167	38,996
	Michael Hill International Ltd.	22,149	13,669
	Mineral Resources Ltd.	17,676	854,047
	Monadelphous Group Ltd.	21,451	196,943
	Monash IVF Group Ltd.	65,352	52,915

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Mount Gibson Iron Ltd.	137,627	$43,603
	Myer Holdings Ltd.	137,263	58,647
	MyState Ltd.	28,496	68,322
*	Nanosonics Ltd.	7,694	24,525
	National Australia Bank Ltd.	170,482	3,265,761
	Navigator Global Investments Ltd.	54,317	53,022
#*	Neometals Ltd.	32,125	10,613
	Netwealth Group Ltd.	27,019	276,052
	Newcrest Mining Ltd.	78,184	1,402,407
*	NEXTDC Ltd.	32,514	279,052
	nib holdings Ltd.	98,380	547,868
	Nick Scali Ltd.	15,205	109,470
	Nine Entertainment Co. Holdings Ltd.	387,299	558,531
	Northern Star Resources Ltd.	120,126	937,728
#*	Novonix Ltd.	27,236	17,104
	Nufarm Ltd.	93,386	338,087
	Objective Corp. Ltd.	4,722	41,956
*	OFX Group Ltd.	53,605	75,756
*	Omni Bridgeway Ltd.	31,044	58,902
	oOh!media Ltd.	146,275	137,402
	Orica Ltd.	83,834	889,545
	Orora Ltd.	180,544	436,106
	Pacific Current Group Ltd.	12,386	85,119
	Pact Group Holdings Ltd.	47,849	24,797
*	Paladin Energy Ltd.	220,403	109,668
#*	Panoramic Resources Ltd.	306,418	10,295
	Panoramic Resources Ltd.	61,592	2,069
*	Pantoro Ltd.	237,959	12,825
	Peet Ltd.	95,638	80,680
#	PeopleIN Ltd.	4,166	6,866
*	Perenti Ltd.	161,977	130,379
	Perpetual Ltd.	13,345	221,536
*	PEXA Group Ltd.	25,044	223,422
	Pilbara Minerals Ltd.	200,846	657,077
	Pinnacle Investment Management Group Ltd.	9,782	69,316
	Platinum Asset Management Ltd.	102,656	109,534
#*	Praemium Ltd.	43,406	16,342
	Premier Investments Ltd.	20,956	312,452
	Pro Medicus Ltd.	7,405	342,949
	Propel Funeral Partners Ltd.	8,153	24,105
	PSC Insurance Group Ltd.	21,461	67,820
	PWR Holdings Ltd.	15,753	97,217
*	Qantas Airways Ltd.	51,836	227,755
	QANTM Intellectual Property Ltd.	9,599	5,667
	QBE Insurance Group Ltd.	97,990	1,040,350
	Qube Holdings Ltd.	207,892	411,496
	Ramelius Resources Ltd.	199,742	172,633
	REA Group Ltd.	3,826	405,607
*	ReadyTech Holdings Ltd.	4,608	10,218
*	Red 5 Ltd.	517,702	63,095
	Reece Ltd.	13,390	176,813
#	Regis Healthcare Ltd.	30,740	46,697
*	Regis Resources Ltd.	200,648	228,201
*	Reject Shop Ltd.	5,557	19,509
	Reliance Worldwide Corp. Ltd.	159,440	452,958
#	Resimac Group Ltd.	15,412	9,718
*	Resolute Mining Ltd.	440,624	107,354
*	Retail Food Group Ltd.	248,387	9,019
	Ridley Corp. Ltd.	62,846	83,142

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Rio Tinto Ltd.	40,480	$3,205,400
*	RPMGlobal Holdings Ltd.	10,615	11,645
*	Sandfire Resources Ltd.	132,561	605,966
	Santos Ltd.	486,970	2,620,379
	SEEK Ltd.	19,959	334,715
	Select Harvests Ltd.	37,116	104,846
	Servcorp Ltd.	12,793	25,344
	Service Stream Ltd.	137,240	83,991
	Seven Group Holdings Ltd.	22,346	394,497
*	Seven West Media Ltd.	229,807	59,493
	SG Fleet Group Ltd.	2,060	3,626
	Shaver Shop Group Ltd.	20,068	15,118
#*	Sierra Rutile Holdings Ltd.	84,280	12,475
	Sigma Healthcare Ltd.	302,534	159,685
*	Silver Lake Resources Ltd.	247,418	149,353
#*	Silver Mines Ltd.	94,213	11,485
	Sims Ltd.	48,431	494,031
	SmartGroup Corp. Ltd.	22,136	134,697
	Solvar Ltd.	45,441	53,359
	Sonic Healthcare Ltd.	72,762	1,719,206
	Southern Cross Electrical Engineering Ltd.	53,407	24,773
	Southern Cross Media Group Ltd.	72,250	45,701
*††	SpeedCast International Ltd.	76,666	0
	SRG Global Ltd.	130,096	65,152
*	St Barbara Ltd.	218,829	35,508
	Steadfast Group Ltd.	100,562	394,530
	Suncorp Group Ltd.	110,196	1,055,899
	Super Retail Group Ltd.	43,940	364,687
*	Superloop Ltd.	92,203	41,266
	Symbio Holdings Ltd.	9,613	15,412
#*	Syrah Resources Ltd.	107,992	51,046
	Technology One Ltd.	60,749	643,645
	Telstra Group Ltd.	276,005	789,985
#*	Temple & Webster Group Ltd.	7,540	33,478
	TPG Telecom Ltd.	69,031	233,043
	Transurban Group	81,227	784,250
*	Tuas Ltd.	44,136	58,481
*	Tyro Payments Ltd.	13,425	12,625
Ω	Viva Energy Group Ltd.	227,605	482,884
*	Webjet Ltd.	41,618	220,911
	Wesfarmers Ltd.	51,660	1,726,071
*	West African Resources Ltd.	223,152	135,369
*	Westgold Resources Ltd.	118,872	133,303
	Westpac Banking Corp.	129,609	1,948,136
*††	Wiluna Mining Corp. Ltd.	10,550	269
	WiseTech Global Ltd.	7,496	432,887
	Woodside Energy Group Ltd.	194,549	5,014,535
	Woolworths Group Ltd.	57,381	1,490,118
	Worley Ltd.	55,136	645,291
*	Xero Ltd.	2,245	184,542
	XRF Scientific Ltd.	13,862	13,063
#*	Zip Co. Ltd.	39,184	11,743
TOTAL AUSTRALIA			88,439,195
AUSTRIA — (0.6%)
	Addiko Bank AG	2,404	32,624
	Agrana Beteiligungs AG	1,957	34,863
	ANDRITZ AG	14,055	742,075
	AT&S Austria Technologie & Systemtechnik AG	7,846	296,333

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
Ω	BAWAG Group AG	14,231	$693,298
	CA Immobilien Anlagen AG	6,860	218,771
*	DO & Co. AG	1,531	206,881
	Erste Group Bank AG	38,045	1,437,944
	EVN AG	10,142	240,405
*	FACC AG	1,800	11,959
*	Immofinanz AG	3,990	80,063
*	Immofinanz AG	11,636	0
*	Lenzing AG	3,396	170,958
	Mayr Melnhof Karton AG	1,336	203,956
	Oesterreichische Post AG	2,280	83,173
	OMV AG	32,583	1,467,997
	Palfinger AG	2,862	83,872
	POLYTEC Holding AG	2,865	14,489
	Porr AG	5,998	83,616
*	Raiffeisen Bank International AG	13,015	210,445
*	Rosenbauer International AG	724	23,231
	Schoeller-Bleckmann Oilfield Equipment AG	1,056	63,998
	Semperit AG Holding	1,531	34,191
	Telekom Austria AG	37,674	286,769
	UBM Development AG	1,080	29,462
	UNIQA Insurance Group AG	12,216	99,783
	Verbund AG	2,694	223,217
	Vienna Insurance Group AG Wiener Versicherung Gruppe	6,366	170,265
	voestalpine AG	28,514	942,255
	Wienerberger AG	21,886	718,755
	Zumtobel Group AG	4,813	42,055
TOTAL AUSTRIA			8,947,703
BELGIUM — (1.2%)
	Ackermans & van Haaren NV	6,238	1,086,135
	Ageas SA	40,883	1,730,710
*	AGFA-Gevaert NV	41,313	106,268
*	Argenx SE, ADR	455	229,538
	Atenor	1,340	41,292
	Azelis Group NV	4,270	110,404
	Barco NV	6,310	146,847
	Bekaert SA	9,912	473,107
	bpost SA	22,516	108,432
	Cie d'Entreprises CFE	2,314	23,405
	Deceuninck NV	23,820	60,436
*	Deme Group NV	2,314	306,442
	D'ieteren Group	1,674	292,358
	Econocom Group SA	24,088	69,370
	Elia Group SA	4,267	525,374
	Etablissements Franz Colruyt NV	14,365	547,509
	EVS Broadcast Equipment SA	1,977	47,998
	Fagron	14,157	251,919
	Gimv NV	5,848	270,054
*	Greenyard NV	2,112	15,507
	Immobel SA	938	37,103
	Ion Beam Applications	3,045	49,162
	Jensen-Group NV	1,201	42,280
	KBC Group NV	46,398	3,492,136
	Kinepolis Group NV	3,384	164,947
	Lotus Bakeries NV	92	736,212
	Melexis NV	4,656	501,941
#*	Ontex Group NV	18,660	159,920
*	Orange Belgium SA	3,514	53,502

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Proximus SADP	33,631	$257,841
	Recticel SA	11,663	148,078
	Shurgard Self Storage Ltd.	3,121	142,413
	Sipef NV	337	21,003
	Solvay SA	19,322	2,320,538
	Tessenderlo Group SA	6,597	221,274
	UCB SA	6,442	570,421
	Umicore SA	34,819	1,031,169
	Van de Velde NV	1,542	57,663
	VGP NV	2,298	245,341
TOTAL BELGIUM			16,696,049
CANADA — (10.6%)
*	5N Plus, Inc.	12,100	33,951
	Acadian Timber Corp.	3,200	40,769
	ADENTRA, Inc.	1,317	34,786
	Aecon Group, Inc.	18,295	152,198
	AG Growth International, Inc.	1,300	53,719
	AGF Management Ltd., Class B	15,987	95,172
#	Agnico Eagle Mines Ltd.	52,123	2,732,219
#*	Aimia, Inc.	25,250	63,764
*	Air Canada	18,758	345,671
	AirBoss of America Corp.	3,978	14,450
	Alamos Gold, Inc., Class A	84,511	1,043,905
#	Algoma Central Corp.	3,100	35,687
#	Algonquin Power & Utilities Corp.	63,737	526,252
	Alimentation Couche-Tard, Inc.	46,595	2,358,990
	AltaGas Ltd.	55,064	1,086,957
*	Altius Renewable Royalties Corp.	1,700	11,938
	Altus Group Ltd.	3,116	104,044
	Amerigo Resources Ltd.	45,106	55,414
	Andlauer Healthcare Group, Inc.	3,888	129,792
*	Argonaut Gold, Inc.	81,374	34,558
*	Aritzia, Inc.	20,386	387,885
*	Ascot Resources Ltd.	34,500	14,651
	Atco Ltd., Class I	10,864	310,106
*	ATS Corp.	12,469	565,462
*	AutoCanada, Inc.	4,621	78,918
	B2Gold Corp.	298,009	1,034,828
	Badger Infrastructure Solutions Ltd.	7,656	186,371
#*	Ballard Power Systems, Inc.	31,260	147,547
#	Bank of Montreal	49,360	4,586,581
#	Bank of Nova Scotia	70,161	3,533,191
	Barrick Gold Corp.	67,392	1,168,018
	BCE, Inc.	10,696	462,258
	Bird Construction, Inc.	9,530	64,104
	Black Diamond Group Ltd.	7,742	36,166
#*	BlackBerry Ltd.	36,600	186,660
	BMTC Group, Inc.	3,210	39,071
*	Bombardier, Inc., Class A	256	12,821
*	Bombardier, Inc., Class B	12,694	635,342
*	Bonterra Energy Corp.	6,000	30,941
	Boralex, Inc., Class A	10,966	283,745
	Boyd Group Services, Inc.	3,359	617,109
	Bridgemarq Real Estate Services	1,100	12,997
#	Brookfield Asset Management Ltd., Class A	7,370	248,500
#	Brookfield Corp., Class A	61,235	2,137,102
	Brookfield Infrastructure Corp., Class A	15,537	726,627
	BRP, Inc.	5,068	466,234

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Calfrac Well Services Ltd.	6,700	$26,827
	Calian Group Ltd.	1,100	52,912
	Cameco Corp.	11,541	405,781
	Canaccord Genuity Group, Inc.	29,719	187,061
	Canacol Energy Ltd.	3,373	29,800
#*	Canada Goose Holdings, Inc.	11,387	207,727
	Canadian Imperial Bank of Commerce	61,124	2,693,066
#	Canadian National Railway Co.	20,836	2,525,947
	Canadian Pacific Kansas City Ltd.	9,932	817,299
#	Canadian Tire Corp. Ltd., Class A	11,455	1,573,287
	Canadian Utilities Ltd., Class A	13,383	333,294
	Canadian Utilities Ltd., Class B	500	12,596
	Canadian Western Bank	24,149	482,559
*	Canfor Corp.	15,650	246,977
*	Capstone Copper Corp.	94,775	495,203
#	Cascades, Inc.	21,603	196,920
	CCL Industries, Inc., Class B	25,556	1,225,231
*	Celestica, Inc.	29,227	642,409
	Centerra Gold, Inc.	57,303	367,636
	CES Energy Solutions Corp.	71,198	151,721
*	CGI, Inc.	19,485	1,979,669
#	Chesswood Group Ltd.	2,800	17,730
	CI Financial Corp.	47,464	600,386
*	Cineplex, Inc.	1,096	7,647
#	Cogeco Communications, Inc.	4,447	225,309
	Cogeco, Inc.	1,876	74,235
	Colliers International Group, Inc.	5,856	593,069
	Computer Modelling Group Ltd.	18,890	103,142
	Constellation Software, Inc.	952	2,011,325
#	Corus Entertainment, Inc., Class B	54,490	59,918
	Definity Financial Corp.	2,807	70,651
#*	Denison Mines Corp.	97,775	127,534
*	Descartes Systems Group, Inc.	4,255	331,337
	Dexterra Group, Inc.	10,672	46,940
	Dollarama, Inc.	22,151	1,459,095
	Doman Building Materials Group Ltd.	20,500	105,248
*	Dorel Industries, Inc., Class B	8,016	36,048
	DREAM Unlimited Corp., Class A	9,274	145,504
	Dundee Precious Metals, Inc.	48,738	338,928
	Dye & Durham Ltd.	4,990	74,889
	Dynacor Group, Inc.	9,100	20,979
#	ECN Capital Corp.	45,365	90,135
	E-L Financial Corp. Ltd.	200	140,489
*	Eldorado Gold Corp.	48,083	471,525
	Element Fleet Management Corp.	103,182	1,664,339
	Empire Co. Ltd., Class A	35,022	951,077
	Enbridge, Inc.	52,406	1,927,715
	Endeavour Mining PLC	43,160	1,042,788
#*	Endeavour Silver Corp.	22,002	77,227
	Enghouse Systems Ltd.	8,952	202,712
*	Ensign Energy Services, Inc.	37,617	71,317
#	EQB, Inc.	7,100	418,952
*	Equinox Gold Corp.	66,994	352,811
*	ERO Copper Corp.	11,587	278,548
	Evertz Technologies Ltd.	7,206	74,101
	Exchange Income Corp.	5,458	212,707
	Exco Technologies Ltd.	6,801	45,541
#	Extendicare, Inc.	19,418	106,319
	Fairfax Financial Holdings Ltd.	2,982	2,379,087

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Fiera Capital Corp.	15,753	$78,129
	Finning International, Inc.	35,635	1,227,423
	Firm Capital Mortgage Investment Corp.	9,400	74,849
#	First Majestic Silver Corp.	35,617	237,922
#*	First Mining Gold Corp.	44,500	5,568
	First National Financial Corp.	4,125	122,281
	First Quantum Minerals Ltd.	70,327	2,085,838
	FirstService Corp.	5,794	907,488
*	Fission Uranium Corp.	72,500	34,638
*	Foraco International SA	7,600	10,374
#	Fortis, Inc.	4,492	191,494
#*	Fortuna Silver Mines, Inc.	61,117	217,481
#	Freehold Royalties Ltd.	40,700	429,948
*	Frontera Energy Corp.	5,333	43,314
#*	Galiano Gold, Inc.	35,902	22,598
*	GDI Integrated Facility Services, Inc.	3,200	115,100
	George Weston Ltd.	7,389	850,885
	GFL Environmental, Inc.	6,695	228,567
	Gibson Energy, Inc.	32,935	536,241
	Gildan Activewear, Inc.	31,411	976,882
	goeasy Ltd.	3,450	332,821
*	GoGold Resources, Inc.	11,234	12,694
#	GoldMoney, Inc.	1,160	8,454
#	Great-West Lifeco, Inc.	22,672	683,779
*	GreenFirst Forest Products, Inc., Class I	9,000	7,576
	Guardian Capital Group Ltd., Class A	5,228	161,322
	Hammond Power Solutions, Inc.	900	39,920
	Headwater Exploration, Inc.	35,140	197,998
*	Heroux-Devtek, Inc.	8,414	99,030
	High Liner Foods, Inc.	5,650	60,371
#	HLS Therapeutics, Inc.	700	3,344
	Home Capital Group, Inc.	15,142	491,700
	Hudbay Minerals, Inc.	83,186	495,570
Ω	Hydro One Ltd.	17,100	482,402
	iA Financial Corp., Inc.	25,000	1,732,074
*	IAMGOLD Corp.	142,646	389,244
#	IGM Financial, Inc.	14,464	450,708
*	Imperial Metals Corp.	8,315	16,016
	Information Services Corp.	3,800	76,078
	Innergex Renewable Energy, Inc.	15,850	155,662
	Intact Financial Corp.	14,116	2,085,419
*	Interfor Corp.	17,669	316,224
*	Ivanhoe Mines Ltd., Class A	25,875	274,320
Ω	Jamieson Wellness, Inc.	5,532	127,450
#*	Journey Energy, Inc.	5,500	25,443
*	K92 Mining, Inc.	8,886	41,982
*	Karora Resources, Inc.	21,675	75,118
	K-Bro Linen, Inc.	1,621	40,886
#	Keyera Corp.	39,197	981,225
*	Kinaxis, Inc.	1,766	239,792
	Kinross Gold Corp.	390,138	1,943,789
*	Kiwetinohk Energy Corp.	1,200	12,986
*	Knight Therapeutics, Inc.	22,871	83,773
*	Kolibri Global Energy, Inc.	5,957	27,557
	KP Tissue, Inc.	3,500	27,577
#	Labrador Iron Ore Royalty Corp.	12,609	302,735
*	Largo, Inc.	4,043	19,164
	Lassonde Industries, Inc., Class A	2,312	216,937
#	Laurentian Bank of Canada	12,373	372,790

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Leon's Furniture Ltd.	8,006	$134,845
*	Lightspeed Commerce, Inc.	34,386	604,506
	Linamar Corp.	13,528	785,017
	Loblaw Cos. Ltd.	15,654	1,388,970
#*	Lucara Diamond Corp.	114,752	35,244
	Lundin Gold, Inc.	17,470	234,232
	Lundin Mining Corp.	167,701	1,499,408
	Magellan Aerospace Corp.	4,737	28,918
#	Magna International, Inc.	51,374	3,304,710
*	Mainstreet Equity Corp.	900	94,959
*	Major Drilling Group International, Inc.	13,688	98,717
*	Mandalay Resources Corp.	5,100	6,536
	Manulife Financial Corp.	109,028	2,180,560
	Maple Leaf Foods, Inc.	16,951	353,764
	Martinrea International, Inc.	20,736	232,261
*	MDA Ltd.	2,100	13,266
	Medical Facilities Corp.	6,857	44,460
	Melcor Developments Ltd.	3,200	27,665
	Methanex Corp.	13,633	614,030
	Metro, Inc.	19,368	1,042,410
	Morguard Corp.	700	54,497
	MTY Food Group, Inc.	3,585	182,506
#	Mullen Group Ltd.	29,081	349,770
	National Bank of Canada	39,142	3,065,700
	Neo Performance Materials, Inc.	3,400	21,994
*	New Gold, Inc.	178,103	209,350
#	NFI Group, Inc.	14,396	117,906
	North American Construction Group Ltd.	10,692	260,112
	North West Co., Inc.	11,509	280,165
	Northland Power, Inc.	44,850	867,648
	Nutrien Ltd.	55,829	3,846,108
	OceanaGold Corp.	177,615	371,757
	Onex Corp.	17,120	1,051,491
	Open Text Corp.	28,513	1,224,638
*	Orla Mining Ltd.	32,010	149,167
	Osisko Gold Royalties Ltd.	32,509	481,820
*	Osisko Mining, Inc.	41,503	98,828
#	Pan American Silver Corp.	78,025	1,317,951
	Parex Resources, Inc.	27,706	613,728
	Park Lawn Corp.	2,800	49,008
	Parkland Corp.	39,725	1,084,820
	Pason Systems, Inc.	14,685	146,555
	Pembina Pipeline Corp.	74,976	2,375,192
	PHX Energy Services Corp.	13,038	69,706
*	Pieridae Energy Ltd.	25,800	14,087
#	Pine Cliff Energy Ltd.	21,000	24,684
	Pizza Pizza Royalty Corp.	7,900	90,044
	Polaris Renewable Energy, Inc.	6,500	70,785
#	PrairieSky Royalty Ltd.	50,600	1,005,745
*	Precision Drilling Corp.	3,590	238,531
	Premium Brands Holdings Corp.	8,432	686,185
	Primo Water Corp.	30,487	432,001
	Propel Holdings, Inc.	2,400	14,797
#	Quarterhill, Inc.	31,600	36,665
	Quebecor, Inc., Class B	25,512	624,523
	RB Global, Inc.	15,397	992,900
*	Real Matters, Inc.	10,100	53,232
	Restaurant Brands International, Inc.	15,606	1,194,795
*	RF Capital Group, Inc.	1,896	12,625

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Richelieu Hardware Ltd.	11,988	$400,191
	Rogers Communications, Inc., Class B	34,980	1,531,551
	Rogers Sugar, Inc.	6,900	29,669
	Royal Bank of Canada	115,368	11,436,622
	Russel Metals, Inc.	18,045	531,094
*	Sangoma Technologies Corp.	1,400	6,306
	Saputo, Inc.	13,469	284,364
#	Savaria Corp.	5,400	68,429
#*	Seabridge Gold, Inc.	5,886	75,105
	Secure Energy Services, Inc.	69,338	362,294
*	Shawcor Ltd.	14,547	221,738
*	Shopify, Inc., Class A	6,770	457,517
	Sienna Senior Living, Inc.	11,000	95,765
*	SilverCrest Metals, Inc.	2,775	15,929
Ω	Sleep Country Canada Holdings, Inc.	9,595	210,069
	SNC-Lavalin Group, Inc.	29,030	843,392
Ω	Spin Master Corp.	7,431	198,137
	Sprott, Inc.	1,249	41,767
	SSR Mining, Inc.	57,515	837,637
	Stantec, Inc.	19,165	1,297,638
	Stella-Jones, Inc.	15,995	812,213
*Ω	STEP Energy Services Ltd.	6,300	18,633
	StorageVault Canada, Inc.	3,937	14,600
#	Sun Life Financial, Inc.	30,093	1,583,202
*	SunOpta, Inc.	4,792	31,701
	Superior Plus Corp.	29,695	222,490
	Supremex, Inc.	2,200	10,644
	Sylogist Ltd.	3,900	21,561
#	Tamarack Valley Energy Ltd.	101,900	278,966
#*	Taseko Mines Ltd.	60,679	92,440
	TELUS Corp.	2,996	53,347
	TELUS Corp.	5,810	103,453
*	TELUS International CDA, Inc.	7,174	66,877
	TerraVest Industries, Inc.	1,300	33,825
	TFI International, Inc.	10,280	1,319,446
	Thomson Reuters Corp.	2,031	274,652
	Tidewater Midstream & Infrastructure Ltd.	71,300	58,396
	Timbercreek Financial Corp.	20,935	118,436
	TMX Group Ltd.	20,943	465,347
*	Torex Gold Resources, Inc.	25,114	352,337
	Toromont Industries Ltd.	14,130	1,203,887
	Toronto-Dominion Bank	63,714	4,201,346
	Total Energy Services, Inc.	9,608	74,611
#	Transcontinental, Inc., Class A	19,732	195,876
	Trican Well Service Ltd.	61,315	192,504
	Tricon Residential, Inc.	34,591	323,131
	Triple Flag Precious Metals Corp.	4,467	61,497
*	Trisura Group Ltd.	5,012	128,317
*	Uni-Select, Inc.	8,311	301,897
	Vecima Networks, Inc.	1,615	21,874
	VersaBank	2,400	21,040
*	Victoria Gold Corp.	2,900	18,715
*	Viemed Healthcare, Inc.	5,400	45,497
*	Vitalhub Corp.	6,200	11,801
	Wajax Corp.	6,875	141,342
	Waste Connections, Inc.	6,501	917,746
*	Wesdome Gold Mines Ltd.	21,184	112,615
	West Fraser Timber Co. Ltd.	22,356	1,883,556
	Western Forest Products, Inc.	95,411	74,526

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Westshore Terminals Investment Corp.	8,046	$186,346
#	Wheaton Precious Metals Corp.	10,038	450,004
#*	WildBrain Ltd.	34,063	44,431
	Winpak Ltd.	5,814	178,831
	WSP Global, Inc.	7,402	1,019,659
	Yellow Pages Ltd.	3,807	35,886
TOTAL CANADA			153,278,856
CHINA — (0.0%)
*	AustAsia Group Ltd.	31,206	7,213
Ω	BOC Aviation Ltd.	2,000	16,764
	China Gold International Resources Corp. Ltd.	56,934	228,401
*	Fountain SET Holdings Ltd.	96,000	7,830
*	Goodbaby International Holdings Ltd.	231,000	17,006
	SIIC Environment Holdings Ltd.	305,800	47,205
TOTAL CHINA			324,419
DENMARK — (1.7%)
*	ALK-Abello AS	22,280	242,595
	Alm Brand AS	198,447	316,276
*	Ambu AS, Class B	27,113	400,019
	AP Moller - Maersk AS, Class A	150	301,594
	AP Moller - Maersk AS, Class B	193	396,462
*	Bang & Olufsen AS	27,144	42,668
	BankNordik P/F	1,197	26,755
#*	Bavarian Nordic AS	19,397	416,163
*	Brodrene Hartmann AS	947	39,598
#	cBrain AS	1,564	34,535
	Chr Hansen Holding AS	15,547	1,174,788
	Coloplast AS, Class B	8,478	1,053,870
	Columbus AS	25,009	23,748
*	Danske Bank AS	61,163	1,452,319
*	Demant AS	16,820	669,348
	Dfds AS	8,713	312,364
	DSV AS	10,724	2,146,301
	FLSmidth & Co. AS	11,144	527,264
*	GN Store Nord AS	31,954	852,047
#	GronlandsBANKEN AS	259	24,452
#*	H+H International AS, Class B	3,579	44,759
	ISS AS	38,587	779,697
	Jeudan AS	1,620	60,735
*	Jyske Bank AS	15,613	1,181,040
	Matas AS	10,756	158,061
#*Ω	Netcompany Group AS	8,478	393,537
*	Nilfisk Holding AS	3,971	74,790
*	NKT AS	14,310	817,620
*Ω	NNIT AS	3,366	40,515
	North Media AS	2,064	19,178
*	NTG Nordic Transport Group AS, Class A	2,319	144,723
Ω	Orsted AS	4,967	432,226
	Pandora AS	21,448	2,145,485
	Parken Sport & Entertainment AS	1,139	18,490
	Per Aarsleff Holding AS	4,795	227,597
	Ringkjoebing Landbobank AS	7,641	1,087,456
	Rockwool AS, Class A	1,003	268,432
	Rockwool AS, Class B	2,114	568,580
*	RTX AS	1,768	27,019
	Schouw & Co. AS	3,662	290,583

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	SimCorp AS	8,484	$909,710
	Solar AS, Class B	1,580	118,111
	SP Group AS	1,755	60,478
	Spar Nord Bank AS	24,008	381,743
	Sparekassen Sjaelland-Fyn AS	1,955	52,504
	Sydbank AS	16,028	768,675
*	TCM Group AS	1,798	18,323
	Tivoli AS	661	74,512
	Topdanmark AS	12,033	545,455
	Tryg AS	54,798	1,081,921
	UIE PLC	3,870	103,599
*	Vestas Wind Systems AS	52,088	1,393,170
TOTAL DENMARK			24,741,890
FINLAND — (1.6%)
	Aktia Bank Oyj	15,644	161,709
#	Alandsbanken Abp, Class B	1,334	50,437
	Alma Media Oyj	6,819	67,976
	Aspo Oyj	5,171	39,042
	Atria Oyj	4,031	42,466
	Cargotec Oyj, Class B	9,960	475,693
	Caverion Oyj	4,885	45,991
#	Citycon Oyj	11,056	68,630
	Digia Oyj	3,511	22,465
	Elisa Oyj	22,402	1,168,610
Ω	Enento Group Oyj	2,714	65,848
	eQ Oyj	1,501	28,153
	Fiskars Oyj Abp	6,389	113,883
	F-Secure Oyj	15,090	37,177
	Glaston Oyj Abp	7,940	7,749
	Gofore Oyj	928	22,036
	Harvia Oyj	3,039	79,487
	Huhtamaki Oyj	22,410	796,620
	Ilkka Oyj	2,909	10,406
*	Incap Oyj	2,299	27,114
#	Kamux Corp.	5,559	31,978
	Kemira Oyj	29,190	457,864
	Kesko Oyj, Class A	17,824	357,044
	Kesko Oyj, Class B	52,528	1,051,016
	Kojamo Oyj	19,435	189,884
	Kone Oyj, Class B	27,467	1,408,859
	Konecranes Oyj	21,984	799,045
#	Lassila & Tikanoja Oyj	7,680	82,450
	Marimekko Oyj	8,031	79,479
	Metsa Board Oyj, Class B	41,089	331,501
	Metso Oyj	106,308	1,208,091
	Musti Group Oyj	6,146	120,563
	Neste Oyj	23,356	859,853
	Nokia Oyj	287,220	1,129,044
#	Nokia Oyj, Sponsored ADR	124,076	488,859
	Nokian Renkaat Oyj	33,630	312,798
	Nordea Bank Abp	181,655	2,056,358
	Oma Saastopankki Oyj	1,214	29,189
	Oriola Oyj, Class A	2,227	2,909
	Oriola Oyj, Class B	38,503	46,890
	Outokumpu Oyj	90,263	466,989
	Ponsse Oyj	2,973	104,258
	Puuilo Oyj	5,027	41,096
*	QT Group Oyj	2,814	233,403

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Raisio Oyj, Class V	36,963	$78,141
	Rapala VMC Oyj	1,151	4,019
	Revenio Group Oyj	5,089	180,030
Ω	Rovio Entertainment Oyj	9,200	93,076
	Sampo Oyj, Class A	33,255	1,465,436
	Sanoma Oyj	21,019	166,297
	Scanfil Oyj	2,122	24,451
	Stora Enso Oyj, Class R	104,063	1,275,735
	Taaleri Oyj	2,512	26,838
#	Talenom Oyj	3,569	26,123
	TietoEVRY Oyj	25,419	648,505
	Tokmanni Group Corp.	12,950	199,989
	UPM-Kymmene Oyj	52,586	1,741,000
	Uponor Oyj	16,500	522,126
	Vaisala Oyj, Class A	3,697	149,915
	Valmet Oyj	37,202	986,810
#	Verkkokauppa.com Oyj	1,932	5,637
	Wartsila Oyj Abp	49,352	620,007
#*	WithSecure Oyj	15,695	17,314
#	YIT Oyj	30,708	74,093
TOTAL FINLAND			23,526,454
FRANCE — (8.3%)
	ABC arbitrage	6,472	42,285
	Accor SA	31,299	1,180,975
	Aeroports de Paris	3,672	507,074
*	Air France-KLM	88,981	153,659
	Airbus SE	33,286	4,903,028
	AKWEL	2,771	49,890
Ω	ALD SA	43,743	464,747
#	Alstom SA	51,062	1,563,531
	Altamir	3,848	116,329
	Alten SA	6,716	967,331
Ω	Amundi SA	10,225	627,461
	Arkema SA	15,228	1,642,172
	Assystem SA	1,573	79,144
*	Atos SE	25,226	262,033
	Aubay	1,418	66,584
	AXA SA	107,411	3,301,690
	Axway Software SA	2,380	62,511
*	Bastide le Confort Medical	789	23,866
	Beneteau SA	9,994	163,169
	Bigben Interactive	3,977	20,706
	BioMerieux	5,813	624,022
	BNP Paribas SA	45,758	3,017,639
	Boiron SA	1,017	56,274
	Bollore SE	83,620	528,706
	Bonduelle SCA	4,816	57,323
*††	Bourbon Corp.	3,477	0
	Bouygues SA	46,446	1,663,767
#	Bureau Veritas SA	54,644	1,500,731
	Capgemini SE	21,885	3,965,968
	Carrefour SA	133,723	2,673,274
	Catana Group	5,629	45,610
	CBo Territoria	5,862	23,014
	Cegedim SA	1,934	45,496
*	CGG SA	192,877	135,701
#	Chargeurs SA	4,566	56,141
	Cie de Saint-Gobain	49,501	3,347,819

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Cie des Alpes	4,354	$64,029
	Cie Generale des Etablissements Michelin SCA	81,354	2,664,104
	Cie Plastic Omnium SA	13,590	264,662
#	Clariane SE	19,831	154,419
	Coface SA	29,061	425,711
	Credit Agricole SA	63,648	790,214
	Danone SA	17,675	1,079,354
	Dassault Systemes SE	10,358	442,687
	Derichebourg SA	27,761	171,159
	Edenred	18,447	1,198,139
	Eiffage SA	21,143	2,199,666
*	Ekinops SAS	1,391	12,246
*Ω	Elior Group SA	38,073	97,034
	Elis SA	53,378	1,102,795
	Engie SA	147,183	2,414,585
	Equasens	825	75,933
	Eramet SA	2,328	196,009
*	ESI Group	103	16,830
	EssilorLuxottica SA	7,122	1,432,770
	Eurazeo SE	10,217	623,847
Ω	Euronext NV	13,968	1,063,156
#	Eutelsat Communications SA	37,453	252,290
	Exclusive Networks SA	1,396	29,794
#	Fnac Darty SA	4,462	155,591
*	Forvia	36,069	906,245
	Gaztransport Et Technigaz SA	7,247	883,868
	Getlink SE	32,070	563,706
*	GL Events	2,690	54,465
	Groupe Crit	826	71,220
	Guerbet	2,118	49,749
	Hermes International	1,336	2,956,922
	HEXAOM	901	15,052
*	ID Logistics Group	660	189,260
	Imerys SA	8,616	299,192
	Infotel SA	752	43,634
	Interparfums SA	385	27,789
	Ipsen SA	8,567	1,079,672
	IPSOS	10,845	542,141
#	Jacquet Metals SACA	3,858	76,977
*	JCDecaux SE	16,858	315,906
	Kaufman & Broad SA	3,658	100,703
	Kering SA	4,343	2,493,600
	Lectra	6,056	192,876
	Legrand SA	13,873	1,390,833
	Linedata Services	158	9,939
	LISI	1,974	51,598
#	LNA Sante SA	1,295	41,694
	L'Oreal SA	8,848	4,115,288
*	Lumibird	1,386	23,476
	LVMH Moet Hennessy Louis Vuitton SE	14,037	13,037,110
Ω	Maisons du Monde SA	7,630	80,113
	Manitou BF SA	2,842	82,033
	Mersen SA	5,767	271,434
	Metropole Television SA	7,090	100,151
#*	Nacon SA	2,584	5,633
Ω	Neoen SA	10,014	329,273
	Nexans SA	6,710	595,715
	Nexity SA	10,639	180,143
	NRJ Group	4,221	31,925

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Oeneo SA	3,475	$52,351
#*	OL Groupe SA	4,903	16,163
	Orange SA	453,437	5,125,577
*	Pierre Et Vacances SA	14,537	24,718
*	Prodways Group SA	1,441	3,003
	Publicis Groupe SA	19,441	1,567,438
	Quadient SA	9,093	202,722
*††	Recylex SA	3,158	0
	Renault SA	34,782	1,527,682
	Rexel SA	66,260	1,598,341
	Robertet SA	44	40,098
	Rothschild & Co.	9,160	389,137
	Rubis SCA	13,953	344,058
	Safran SA	14,835	2,462,804
	Samse SACA	106	22,026
	Savencia SA	1,171	69,799
	Schneider Electric SE	9,375	1,672,238
	SCOR SE	36,633	1,094,794
	SEB SA	5,637	631,039
	Seche Environnement SA	643	82,330
	SES SA	92,401	598,620
#*	SES-imagotag SA	322	41,644
*Ω	SMCP SA	10,385	77,920
	Societe BIC SA	5,338	326,337
	Societe Generale SA	63,231	1,719,677
	Societe LDC SA	707	98,666
	Societe pour l'Informatique Industrielle	2,258	132,092
*	SOITEC	3,370	662,235
	Sopra Steria Group SACA	3,410	741,562
	SPIE SA	34,312	1,029,976
#*Ω	SRP Groupe SA	5,370	7,668
	Stef SA	1,222	148,128
	STMicroelectronics NV	39,978	2,138,277
	STMicroelectronics NV	15,444	829,034
	Sword Group	1,865	87,156
	Synergie SE	2,431	88,089
	Technip Energies NV	34,348	782,860
	Teleperformance	5,587	810,332
#	Television Francaise 1	11,390	93,145
	Thermador Groupe	1,879	166,546
	Tikehau Capital SCA	5,921	150,683
	Totalenergies EP Gabon	250	49,455
	Trigano SA	1,803	264,015
*	Ubisoft Entertainment SA	21,705	729,976
	Valeo	51,486	1,163,799
*	Vallourec SA	35,901	468,381
#*	Vantiva SA	3,412	719
	Veolia Environnement SA	35,647	1,160,629
Ω	Verallia SA	19,194	850,781
	Vetoquinol SA	658	66,760
	Vinci SA	25,067	2,944,054
	Virbac SA	786	242,097
	Vivendi SE	112,296	1,002,618
#*	Voltalia SA	4,875	84,706
	Wavestone	1,568	93,088
*Ω	Worldline SA	34,258	1,357,961
*Ω	X-Fab Silicon Foundries SE	13,964	169,257
#*	Xilam Animation SA	537	14,758
TOTAL FRANCE			120,396,048

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (6.8%)
	1&1 AG	9,806	$111,796
	7C Solarparken AG	12,357	51,636
	Adesso SE	821	95,888
	Adidas AG	5,274	1,064,742
*	Adtran Networks SE	552	12,135
	All for One Group SE	614	26,396
#	Allgeier SE	1,476	39,163
	Allianz SE	17,325	4,140,664
	AlzChem Group AG	529	11,248
	Amadeus Fire AG	1,214	144,172
*	Aroundtown SA	115,812	179,928
	Atoss Software AG	1,196	290,406
Ω	Aumann AG	1,547	22,776
	Aurubis AG	9,731	916,001
#*Ω	Auto1 Group SE	7,864	84,744
	BASF SE	69,592	3,730,896
	Basler AG	2,115	34,681
	Bayerische Motoren Werke AG	31,610	3,854,839
#	BayWa AG	4,809	201,536
	Bechtle AG	19,791	871,073
Ω	Befesa SA	8,520	326,525
	Bertrandt AG	1,618	84,967
	Bijou Brigitte AG	1,184	59,763
	Bilfinger SE	8,032	290,792
*	Borussia Dortmund GmbH & Co. KGaA	17,524	83,683
	Brenntag SE	30,626	2,376,106
	CANCOM SE	3,921	112,896
	Carl Zeiss Meditec AG	2,847	329,912
*	CECONOMY AG	43,005	128,862
	CENIT AG	1,138	15,759
	Cewe Stiftung & Co. KGAA	1,993	205,985
	Commerzbank AG	168,370	2,013,954
	CompuGroup Medical SE & Co. KgaA	6,366	323,302
	Continental AG	12,518	999,433
*Ω	Covestro AG	36,371	1,953,810
	CropEnergies AG	9,615	96,730
	CTS Eventim AG & Co. KGaA	13,951	952,099
	Daimler Truck Holding AG	58,872	2,209,483
*Ω	Delivery Hero SE	9,747	442,413
#	Deutsche Bank AG	183,602	2,043,490
	Deutsche Beteiligungs AG	3,648	121,542
	Deutsche Boerse AG	10,251	1,964,107
	Deutsche EuroShop AG	484	11,798
*	Deutsche Lufthansa AG	28,532	287,781
Ω	Deutsche Pfandbriefbank AG	33,754	280,931
	Deutsche Telekom AG	341,259	7,439,867
	Deutsche Wohnen SE	5,597	140,418
	Deutz AG	16,578	91,217
	DHL Group	99,822	5,133,168
#	DIC Asset AG	8,141	40,100
	DMG Mori AG	542	25,328
*	Dr Hoenle AG	981	24,375
	Draegerwerk AG & Co. KGaA	933	41,421
	Duerr AG	13,206	412,034
Ω	DWS Group GmbH & Co. KGaA	7,228	253,752
	E.ON SE	193,929	2,453,264
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,712	107,332
	EDAG Engineering Group AG	3,367	40,189
	Elmos Semiconductor SE	2,036	181,343

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	ElringKlinger AG	8,030	$68,862
#*	Encavis AG	20,225	339,129
	Energiekontor AG	2,205	191,499
	Evonik Industries AG	35,091	726,840
	Fabasoft AG	710	14,310
	Fielmann AG	5,853	300,710
*	flatexDEGIRO AG	16,284	160,523
	FORTEC Elektronik AG	65	2,031
*	Fraport AG Frankfurt Airport Services Worldwide	9,887	522,379
	Freenet AG	34,940	864,876
	Fresenius Medical Care AG & Co. KGaA	31,036	1,611,839
	FUCHS SE	5,851	193,122
	GEA Group AG	29,011	1,231,279
	Gerresheimer AG	8,537	1,011,155
	Gesco SE	2,374	59,284
	GFT Technologies SE	5,152	149,511
#*	Global Fashion Group SA	34	20
*	Grand City Properties SA	13,094	107,987
	GRENKE AG	5,148	141,986
	H&R GmbH & Co. KGaA	3,109	18,008
	Hamburger Hafen und Logistik AG	6,797	89,340
	Hannover Rueck SE	4,636	989,202
#Ω	Hapag-Lloyd AG	2,682	612,417
#*	Heidelberger Druckmaschinen AG	64,962	103,519
	Hella GmbH & Co. KGaA	1,059	83,919
*	HelloFresh SE	34,583	986,137
	Henkel AG & Co. KGaA	5,759	402,452
	Hensoldt AG	8,429	286,586
*	Highlight Communications AG	1,578	5,867
	Hochtief AG	7,024	691,900
	Hornbach Holding AG & Co. KGaA	2,894	234,082
	Hugo Boss AG	14,400	1,162,779
	Indus Holding AG	5,552	148,583
	Infineon Technologies AG	74,221	3,260,934
	Init Innovation in Traffic Systems SE	1,284	43,915
Ω	Instone Real Estate Group SE	7,772	54,007
	Jenoptik AG	7,840	253,582
Ω	JOST Werke SE	3,281	191,170
	K&S AG	12,115	231,316
	Katek SE	713	10,706
	KION Group AG	16,272	681,846
	Kloeckner & Co. SE	17,958	190,199
	Knaus Tabbert AG	887	58,449
	Knorr-Bremse AG	10,342	727,435
*	Koenig & Bauer AG	4,031	77,362
	Kontron AG	10,332	224,713
	Krones AG	2,629	316,801
	KWS Saat SE & Co. KGaA	2,056	129,437
	Lanxess AG	13,423	452,707
*	LEG Immobilien SE	8,184	578,630
	Leifheit AG	1,652	34,592
*	LPKF Laser & Electronics SE	2,771	24,471
*	Medios AG	2,048	39,466
	Mercedes-Benz Group AG	93,864	7,496,253
*	METRO AG	36,203	314,792
	MLP SE	19,862	119,172
	MTU Aero Engines AG	5,120	1,195,579
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,347	1,259,964
	Mutares SE & Co. KGaA	1,788	43,153

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#*	Nagarro SE	2,001	$189,567
	Nemetschek SE	9,306	677,188
	New Work SE	806	94,913
	Nexus AG	1,994	127,464
*	Nordex SE	5,786	81,759
	Norma Group SE	8,416	148,488
	OHB SE	1,146	39,888
	PATRIZIA SE	11,415	116,792
	Pfeiffer Vacuum Technology AG	716	118,555
	PNE AG	19,262	282,109
*	ProCredit Holding AG & Co. KGaA	3,788	30,757
	ProSiebenSat.1 Media SE	42,473	422,236
#	PSI Software AG	2,436	75,370
	Puma SE	23,105	1,561,465
*	PVA TePla AG	2,616	61,619
	PWO AG	549	19,948
*	q.beyond AG	24,716	18,209
	Rational AG	770	576,390
#*Ω	Redcare Pharmacy NV	468	54,261
	RTL Group SA	7,769	335,583
	SAF-Holland SE	6,237	89,124
	Salzgitter AG	8,639	299,389
	SAP SE	8,508	1,160,589
Ω	Scout24 SE	3,213	212,398
	Secunet Security Networks AG	415	95,215
#*	SGL Carbon SE	12,199	102,065
	Siltronic AG	4,940	434,881
	Sixt SE	3,540	426,859
#*	SMA Solar Technology AG	1,758	167,605
	Software AG	12,889	442,515
	Stabilus SE	6,108	348,229
	Stemmer Imaging AG	320	12,841
	STRATEC SE	477	26,773
	Stroeer SE & Co. KGaA	8,239	398,450
	Suedzucker AG	20,485	354,642
	SUESS MicroTec SE	3,494	87,171
	Surteco Group SE	989	19,231
*	SUSE SA	760	8,952
	Symrise AG	4,463	487,501
	Synlab AG	3,588	35,535
*	TAG Immobilien AG	26,161	294,065
	Takkt AG	7,339	105,440
*	Talanx AG	9,884	605,295
*Ω	TeamViewer SE	29,682	504,554
	Technotrans SE	1,771	51,822
	Telefonica Deutschland Holding AG	268,819	724,300
	thyssenkrupp AG	126,859	1,008,576
	United Internet AG	16,739	250,601
	USU Software AG	419	10,141
#	VERBIO Vereinigte BioEnergie AG	6,536	318,608
*	Vitesco Technologies Group AG, Class A	5,409	462,633
	Volkswagen AG	3,171	506,775
	Vonovia SE	36,627	853,408
	Vossloh AG	2,156	96,684
	Wacker Chemie AG	4,031	626,368
	Wacker Neuson SE	8,347	216,509
	Washtec AG	2,863	110,132
*	Westwing Group SE	2,342	20,688
	Wuestenrot & Wuerttembergische AG	6,502	112,526

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*Ω	Zalando SE	8,326	$287,453
TOTAL GERMANY			98,916,539
HONG KONG — (2.1%)
	Aeon Credit Service Asia Co. Ltd.	38,000	27,048
	AIA Group Ltd.	611,600	6,118,896
#*	Aidigong Maternal & Child Health Ltd.	352,000	16,297
	Allied Group Ltd.	50,000	10,785
	Analogue Holdings Ltd.	58,000	10,503
	APAC Resources Ltd.	24,000	3,503
#*	Apollo Future Mobility Group Ltd.	584,000	9,802
	Asia Financial Holdings Ltd.	40,000	17,213
	ASMPT Ltd.	74,300	724,729
	Bank of East Asia Ltd.	248,919	382,174
	Best Mart 360 Holdings Ltd.	40,000	10,480
*	Blue River Holdings Ltd.	120,000	4,879
	BOC Hong Kong Holdings Ltd.	196,500	599,726
*	BOCOM International Holdings Co. Ltd.	130,000	6,800
	Bright Smart Securities & Commodities Group Ltd.	140,000	33,878
*††	Brightoil Petroleum Holdings Ltd.	444,000	0
*††	Burwill Holdings Ltd.	1,052,000	0
	Cafe de Coral Holdings Ltd.	92,000	120,906
#*	Cathay Pacific Airways Ltd.	261,000	296,283
*	Central Wealth Group Holdings Ltd.	714,000	2,656
	Chevalier International Holdings Ltd.	12,000	10,951
*	China Energy Development Holdings Ltd.	1,680,000	15,911
	China Motor Bus Co. Ltd.	1,400	12,328
#*	China Star Entertainment Ltd.	180,000	18,515
*	Chinese Estates Holdings Ltd.	121,000	34,414
	Chow Sang Sang Holdings International Ltd.	104,000	121,298
	Chow Tai Fook Jewellery Group Ltd.	189,600	331,024
	Chuang's Consortium International Ltd.	200,000	14,891
	CITIC Telecom International Holdings Ltd.	532,000	213,678
	CK Asset Holdings Ltd.	152,069	880,642
	CK Hutchison Holdings Ltd.	166,500	1,026,860
#	CK Life Sciences International Holdings, Inc.	264,000	26,162
*	C-Mer Eye Care Holdings Ltd.	76,000	39,618
#††	Convoy, Inc.	576,000	2,312
*	Cowell e Holdings, Inc.	74,000	138,749
Ω	Crystal International Group Ltd.	111,500	40,477
*	CSC Holdings Ltd.	2,830,000	12,062
	CSI Properties Ltd.	1,190,000	20,628
	Dah Sing Banking Group Ltd.	113,728	85,201
	Dah Sing Financial Holdings Ltd.	44,920	110,980
	Dickson Concepts International Ltd.	43,500	24,438
	Dynamic Holdings Ltd.	10,000	14,396
	Eagle Nice International Holdings Ltd.	74,000	42,715
	Emperor Watch & Jewellery Ltd.	810,000	20,432
*	ENM Holdings Ltd.	376,000	25,612
*	Esprit Holdings Ltd.	596,750	43,745
Ω	ESR Group Ltd.	189,600	332,472
*	Eternity Investment Ltd.	590,000	4,861
	Fairwood Holdings Ltd.	19,000	27,271
	Far East Consortium International Ltd.	300,377	71,005
*Ω	FIT Hon Teng Ltd.	322,000	56,383
*Ω	Frontage Holdings Corp.	164,000	48,799
	FSE Lifestyle Services Ltd.	29,000	22,545
*	Fullwealth International Group Holdings Ltd.	56,000	1,552
	Get Nice Financial Group Ltd.	101,500	8,743

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Giordano International Ltd.	290,000	$103,184
	Glorious Sun Enterprises Ltd.	80,000	8,705
*	Gold Fin Holdings	38,000	0
	Golden Resources Development International Ltd.	144,000	12,579
*††	Good Resources Holdings, Ltd.	410,000	0
*	GR Properties Ltd.	170,000	19,842
	Great Eagle Holdings Ltd.	59,520	111,152
	G-Resources Group Ltd.	113,760	24,480
	Guotai Junan International Holdings Ltd.	906,000	78,175
#*	Haitong International Securities Group Ltd.	684,152	64,193
	Hang Lung Group Ltd.	179,000	279,919
	Hang Lung Properties Ltd.	282,000	440,074
	Hang Seng Bank Ltd.	23,600	360,739
	Hanison Construction Holdings Ltd.	26,565	3,757
	Henderson Land Development Co. Ltd.	113,249	350,072
	HKBN Ltd.	218,500	119,361
	HKT Trust & HKT Ltd.	863,000	1,019,375
	Hon Kwok Land Investment Co. Ltd.	38,000	9,496
	Hong Kong Exchanges & Clearing Ltd.	50,340	2,122,435
	Hong Kong Ferry Holdings Co. Ltd.	22,000	14,441
	Hong Kong Technology Venture Co. Ltd.	87,000	51,695
*	Hongkong & Shanghai Hotels Ltd.	119,511	106,967
Ω	Honma Golf Ltd.	25,000	10,643
	Hutchison Telecommunications Hong Kong Holdings Ltd.	340,000	51,869
	Hysan Development Co. Ltd.	87,000	205,577
*	IGG, Inc.	145,000	73,897
*	Imagi International Holdings Ltd.	103,500	3,865
Ω	Impro Precision Industries Ltd.	36,000	12,442
	International Housewares Retail Co. Ltd.	91,000	30,830
*	ITC Properties Group Ltd.	124,018	13,611
	Johnson Electric Holdings Ltd.	94,775	130,656
	K Wah International Holdings Ltd.	217,000	71,074
*	Kader Holdings Co. Ltd.	102,000	6,481
	Karrie International Holdings Ltd.	166,000	14,898
	Kerry Logistics Network Ltd.	113,000	139,523
	Kerry Properties Ltd.	132,000	285,379
	Kowloon Development Co. Ltd.	101,000	106,389
*	KRP Development Holdings Ltd.	41,500	5,658
*	Lai Sun Development Co. Ltd.	82,680	14,528
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	343,500	46,389
	Liu Chong Hing Investment Ltd.	46,000	35,955
	L'Occitane International SA	90,000	276,533
	Luk Fook Holdings International Ltd.	97,000	256,110
	Man Wah Holdings Ltd.	408,400	354,427
*††	Master Glory GP	163,500	0
	MECOM Power & Construction Ltd.	221,747	29,387
#*††	MH Development NPV	28,000	0
	Miramar Hotel & Investment	47,000	67,959
	Modern Dental Group Ltd.	72,000	29,174
	MTR Corp. Ltd.	51,420	236,959
*	NEW Concepts Holdings Ltd.	136,000	9,629
	New World Development Co. Ltd.	248,270	613,964
*††	NewOcean Energy Holdings Ltd.	238,000	214
	Nissin Foods Co. Ltd.	61,000	48,603
	Oriental Watch Holdings	83,457	48,029
*	Oshidori International Holdings Ltd.	1,002,000	29,490
	Pacific Basin Shipping Ltd.	1,168,000	380,266
	Pacific Textiles Holdings Ltd.	267,000	66,571
*	Paliburg Holdings Ltd.	58,000	9,090

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	PC Partner Group Ltd.	60,000	$29,906
	PCCW Ltd.	838,797	428,876
	Pentamaster International Ltd.	144,000	18,466
	Perfect Medical Health Management Ltd.	88,000	49,219
	Pico Far East Holdings Ltd.	162,000	28,327
	Plover Bay Technologies Ltd.	56,000	17,677
	Power Assets Holdings Ltd.	70,000	366,886
	Prada SpA	52,100	370,839
	Public Financial Holdings Ltd.	104,000	26,823
#*	Realord Group Holdings Ltd.	72,000	54,202
*	Regal Hotels International Holdings Ltd.	76,000	30,152
Ω	Regina Miracle International Holdings Ltd.	87,000	32,404
*Ω	Samsonite International SA	267,000	795,698
	SAS Dragon Holdings Ltd.	64,000	25,708
	SEA Holdings Ltd.	47,706	13,251
*	Shangri-La Asia Ltd.	286,000	238,658
*	Shun Tak Holdings Ltd.	394,000	66,031
	Singamas Container Holdings Ltd.	386,000	33,224
	Sino Land Co. Ltd.	449,688	552,002
	SITC International Holdings Co. Ltd.	306,000	670,494
	SmarTone Telecommunications Holdings Ltd.	111,000	67,141
	Solomon Systech International Ltd.	272,000	15,623
	Soundwill Holdings Ltd.	25,500	19,687
	Stella International Holdings Ltd.	107,000	105,134
	Sun Hung Kai & Co. Ltd.	139,000	51,761
	Sun Hung Kai Properties Ltd.	48,696	611,457
	SUNeVision Holdings Ltd.	170,000	88,355
	Swire Pacific Ltd., Class A	61,500	514,093
	Swire Pacific Ltd., Class B	92,500	123,893
	Swire Properties Ltd.	54,200	136,005
	TAI Cheung Holdings Ltd.	82,000	38,246
	Techtronic Industries Co. Ltd.	106,000	1,204,218
*	Television Broadcasts Ltd.	75,400	47,532
	Texhong International Group Ltd.	64,500	47,588
	Texwinca Holdings Ltd.	224,000	35,679
*	Theme International Holdings Ltd.	1,010,000	112,948
*	TOM Group Ltd.	250,000	24,093
#*	Tongda Group Holdings Ltd.	1,450,000	17,928
	Town Health International Medical Group Ltd.	538,998	22,169
	Tradelink Electronic Commerce Ltd.	164,000	19,370
	Transport International Holdings Ltd.	59,364	76,416
	United Laboratories International Holdings Ltd.	256,000	205,335
	Value Partners Group Ltd.	149,000	56,420
	Vitasoy International Holdings Ltd.	114,000	151,568
	VSTECS Holdings Ltd.	196,000	99,465
	VTech Holdings Ltd.	37,100	231,369
*	Wang On Group Ltd.	3,440,000	25,311
*	Wealthking Investments Ltd.	224,000	6,144
Ω	WH Group Ltd.	1,761,425	961,368
	Wharf Real Estate Investment Co. Ltd.	82,000	440,050
	Wing On Co. International Ltd.	9,000	15,205
	Wing Tai Properties Ltd.	62,000	26,351
*	Xingye Alloy Materials Group Ltd.	95,000	12,818
	Yue Yuen Industrial Holdings Ltd.	195,000	261,272
*	Zhaobangji Properties Holdings Ltd.	328,000	14,101
TOTAL HONG KONG			31,049,894
IRELAND — (1.0%)
	AIB Group PLC	208,775	982,007

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
	Bank of Ireland Group PLC	232,983	$2,458,156
	Cairn Homes PLC	190,398	228,602
	CRH PLC, Sponsored ADR	90,845	5,477,954
*	Dalata Hotel Group PLC	39,185	183,322
	FBD Holdings PLC	6,986	99,086
	Glanbia PLC	49,494	767,847
*Ω	Glenveagh Properties PLC	138,603	163,671
	Irish Continental Group PLC	52,931	280,513
	Kingspan Group PLC	21,557	1,730,241
*	Permanent TSB Group Holdings PLC	13,273	33,274
	Smurfit Kappa Group PLC	47,655	1,885,757
TOTAL IRELAND			14,290,430
ISRAEL — (0.9%)
	Adgar Investment & Development Ltd.	12,287	16,278
#*	AFI Properties Ltd.	1,879	76,234
	Africa Israel Residences Ltd.	894	43,795
*	Airport City Ltd.	8,088	121,955
	Alony Hetz Properties & Investments Ltd.	12,913	108,489
	Alrov Properties & Lodgings Ltd.	1,669	74,260
	Amot Investments Ltd.	12,245	65,630
	Arad Ltd.	2,441	38,393
*	Argo Properties NV	2,212	33,692
	Ashtrom Group Ltd.	5,158	77,691
	AudioCodes Ltd.	2,248	22,570
	Automatic Bank Services Ltd.	2,578	10,657
*	Azorim-Investment Development & Construction Co. Ltd.	13,323	46,310
	Azrieli Group Ltd.	1,019	57,986
	Bank Hapoalim BM	93,911	834,196
	Bank Leumi Le-Israel BM	147,484	1,177,309
*	Bet Shemesh Engines Holdings 1997 Ltd.	851	23,104
	Bezeq The Israeli Telecommunication Corp. Ltd.	223,005	295,046
*	Big Shopping Centers Ltd.	717	67,433
	Blue Square Real Estate Ltd.	677	41,375
*	Brack Capital Properties NV	402	44,158
*	Camtek Ltd.	1,752	80,978
	Carasso Motors Ltd.	7,213	32,835
*	Cellcom Israel Ltd.	30,977	109,094
*	Ceragon Networks Ltd.	7,505	15,160
*	Clal Insurance Enterprises Holdings Ltd.	13,422	204,450
*	Compugen Ltd.	2,478	2,772
	Danel Adir Yeoshua Ltd.	1,482	116,983
	Delek Automotive Systems Ltd.	13,146	95,207
	Delta Galil Ltd.	3,106	122,546
	Dor Alon Energy in Israel 1988 Ltd.	859	16,771
	E&M Computing Ltd.	1,303	3,315
*	El Al Israel Airlines	21,235	27,832
	Electra Consumer Products 1970 Ltd.	2,172	54,251
	Electra Ltd.	372	163,782
	Electra Real Estate Ltd.	4,087	51,307
*	Ellomay Capital Ltd.	322	5,502
	Energix-Renewable Energies Ltd.	20,103	73,568
*	Enlight Renewable Energy Ltd.	5,996	115,477
*	Fattal Holdings 1998 Ltd.	1,181	124,625
	First International Bank of Israel Ltd.	6,911	292,145
	FMS Enterprises Migun Ltd.	794	25,074
	Formula Systems 1985 Ltd.	2,261	164,069
	Fox Wizel Ltd.	2,057	171,622
	Gav-Yam Lands Corp. Ltd.	10,333	74,188

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Gilat Satellite Networks Ltd.	5,876	$36,960
*	Hagag Group Real Estate Development	10,027	37,669
*	Hamat Group Ltd.	4,426	17,342
	Harel Insurance Investments & Financial Services Ltd.	29,089	229,427
	Hilan Ltd.	3,441	168,515
	Hiper Global Ltd.	1,400	5,902
	ICL Group Ltd.	43,044	286,608
	IDI Insurance Co. Ltd.	1,786	36,924
*	IES Holdings Ltd.	544	37,750
	Ilex Medical Ltd.	1,313	27,159
	Inrom Construction Industries Ltd.	24,007	87,535
	Isracard Ltd.	37,096	153,837
	Israel Canada T.R Ltd.	16,954	41,978
	Israel Discount Bank Ltd., Class A	172,145	911,809
	Israel Land Development Co. Ltd.	2,713	25,556
	Israel Shipyards Industries Ltd.	498	12,904
	Isras Investment Co. Ltd.	461	94,500
	Issta Ltd.	720	15,528
*	Kamada Ltd.	4,706	23,154
	Kardan Real Estate Enterprise & Development Ltd.	5,616	6,012
	Kerur Holdings Ltd.	1,414	32,565
	Lahav L.R. Real Estate Ltd.	8,287	8,012
	Lapidoth Capital Ltd.	1,546	27,821
	Levinstein Properties Ltd.	644	13,378
	M Yochananof & Sons Ltd.	1,345	61,148
	Magic Software Enterprises Ltd.	6,488	81,568
	Malam - Team Ltd.	1,640	28,110
	Matrix IT Ltd.	7,710	154,108
	Max Stock Ltd.	11,204	24,580
	Maytronics Ltd.	9,449	128,699
	Mediterranean Towers Ltd.	17,873	41,149
	Mega Or Holdings Ltd.	3,782	83,421
*	Meitav Investment House Ltd.	11,785	43,215
	Melisron Ltd.	1,210	79,961
	Menora Mivtachim Holdings Ltd.	7,969	170,089
	Meshulam Levinstein Contracting & Engineering Ltd.	363	29,088
	Migdal Insurance & Financial Holdings Ltd.	104,926	129,757
	Mivne Real Estate KD Ltd.	47,142	124,285
*	Mivtach Shamir Holdings Ltd.	1,285	34,422
	Mizrahi Tefahot Bank Ltd.	14,400	519,911
	Nawi Brothers Ltd.	4,936	34,207
*	Neto Malinda Trading Ltd.	1,892	33,707
#*	Nice Ltd., Sponsored ADR	469	102,172
*	Nova Ltd.	2,207	274,339
	Novolog Ltd.	54,425	30,075
	Oil Refineries Ltd.	574,411	183,618
	One Software Technologies Ltd.	8,721	115,796
*	OY Nofar Energy Ltd.	1,061	24,908
	Palram Industries 1990 Ltd.	3,125	24,597
*	Partner Communications Co. Ltd.	38,913	166,033
*	Paz Oil Co. Ltd.	2,444	265,701
*	Perion Network Ltd.	4,225	152,757
	Phoenix Holdings Ltd.	34,136	350,258
	Plasson Industries Ltd.	1,084	48,064
	Polyram Plastic Industries Ltd.	4,428	11,433
	Prashkovsky Investments & Construction Ltd.	1,441	33,451
*	Priortech Ltd.	1,092	26,554
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,025	122,315
	Retailors Ltd.	1,993	43,100

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Sano-Brunos Enterprises Ltd.	96	$5,487
*	Scope Metals Group Ltd.	1,610	56,538
	Shapir Engineering & Industry Ltd.	9,869	70,349
*	Shikun & Binui Ltd.	34,775	95,222
*	Shufersal Ltd.	24,510	129,976
*	Strauss Group Ltd.	4,332	102,019
	Summit Real Estate Holdings Ltd.	9,319	129,141
	Tadiran Group Ltd.	810	65,103
#Ω	Tamar Petroleum Ltd.	19,353	82,869
*	Tel Aviv Stock Exchange Ltd.	8,916	47,483
	Telsys Ltd.	691	47,030
	Tiv Taam Holdings 1 Ltd.	11,482	18,320
	Victory Supermarket Chain Ltd.	1,493	14,723
	YH Dimri Construction & Development Ltd.	1,354	95,663
TOTAL ISRAEL			12,495,478
ITALY — (2.8%)
	A2A SpA	350,359	668,470
	ACEA SpA	11,720	143,592
	Amplifon SpA	21,343	722,078
Ω	Anima Holding SpA	27,094	104,398
	Aquafil SpA	5,883	23,852
	Ariston Holding NV	1,006	9,377
	Arnoldo Mondadori Editore SpA	26,239	61,820
	Ascopiave SpA	14,613	36,700
	Assicurazioni Generali SpA	51,817	1,103,729
*	Avio SpA	3,017	30,070
	Azimut Holding SpA	29,473	695,933
	Banca Generali SpA	14,728	551,719
	Banca IFIS SpA	5,863	103,546
	Banca Mediolanum SpA	34,495	335,185
*	Banca Monte dei Paschi di Siena SpA	96,810	279,578
	Banca Popolare di Sondrio SPA	128,084	618,741
	Banca Profilo SpA	37,962	8,803
Ω	Banca Sistema SpA	9,819	12,968
	Banco BPM SpA	377,363	1,888,342
	Banco di Desio e della Brianza SpA	6,714	25,100
	BasicNet SpA	6,151	32,576
Ω	BFF Bank SpA	10,917	123,224
	Biesse SpA	2,266	30,538
	BPER Banca	231,747	801,915
	Brembo SpA	18,557	262,668
	Brunello Cucinelli SpA	8,358	706,673
	Cairo Communication SpA	17,084	32,744
Ω	Carel Industries SpA	8,327	238,338
*	CIR SpA-Compagnie Industriali	154,476	68,741
	Credito Emiliano SpA	20,115	171,964
	Danieli & C Officine Meccaniche SpA	11,141	214,121
	Danieli & C Officine Meccaniche SpA	3,400	84,113
	Datalogic SpA	1,541	11,463
	De' Longhi SpA	6,485	164,554
	DiaSorin SpA	1,181	132,499
#	Digital Bros SpA	1,015	15,687
Ω	doValue SpA	13,756	68,717
	Elica SpA	4,248	11,990
	Emak SpA	12,990	15,063
Ω	Enav SpA	23,046	99,096
	Enel SpA	449,156	3,097,019
	ERG SpA	3,991	114,724

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Esprinet SpA	4,881	$28,707
	Ferrari NV	5,895	1,889,760
*	Fiera Milano SpA	3,280	8,532
	Fila SpA	4,579	40,781
	FinecoBank Banca Fineco SpA	47,482	737,264
	FNM SpA	35,502	16,753
	Gefran SpA	1,074	10,456
*	Geox SpA	10,145	9,200
	GPI SpA	752	9,047
	Gruppo MutuiOnline SpA	3,541	126,788
	Hera SpA	166,828	518,007
	IMMSI SpA	64,785	34,269
Ω	Infrastrutture Wireless Italiane SpA	27,017	338,815
	Interpump Group SpA	5,867	319,217
	Intesa Sanpaolo SpA	538,604	1,557,464
	Iren SpA	97,016	196,602
	Italgas SpA	85,312	502,645
	Italmobiliare SpA	2,883	79,240
*	Iveco Group NV	61,702	585,219
	IVS Group SA	1,557	8,555
*	KME Group SpA	60,280	65,919
	LU-VE SpA	828	26,790
#	Maire Tecnimont SpA	33,875	139,176
	Mediobanca Banca di Credito Finanziario SpA	93,031	1,239,787
	MFE-MediaForEurope NV, Class A	237,116	125,451
#	MFE-MediaForEurope NV, Class B	83,672	64,551
	Moncler SpA	13,637	984,232
*	Newlat Food SpA	1,730	11,691
*Ω	Nexi SpA	69,510	601,957
	Openjobmetis SpA agenzia per il lavoro	2,295	21,606
	Orsero SpA	1,785	25,171
Ω	OVS SpA	71,951	197,716
	Pharmanutra SpA	756	48,287
	Piaggio & C SpA	53,220	209,268
Ω	Piovan SpA	1,646	17,302
Ω	Pirelli & C SpA	71,914	383,375
Ω	Poste Italiane SpA	108,543	1,239,940
	Prysmian SpA	20,364	812,017
Ω	RAI Way SpA	27,860	158,682
	Recordati Industria Chimica e Farmaceutica SpA	14,235	735,096
	Reply SpA	3,359	363,904
	Rizzoli Corriere Della Sera Mediagroup SpA	24,091	19,062
*	Sabaf SpA	2,130	41,529
	SAES Getters SpA	1,099	35,300
*	Safilo Group SpA	13,132	16,746
*	Saipem SpA	1	2
	Salvatore Ferragamo SpA	10,953	178,375
	Sanlorenzo SpA/Ameglia	1,545	60,009
	Saras SpA	137,845	197,123
	Sesa SpA	1,573	184,302
	Snam SpA	100,688	529,293
	SOL SpA	6,774	191,275
	Spaxs SpA	7,923	54,184
	Stellantis NV	247,907	5,086,527
	Stellantis NV	2,097	43,093
	Tamburi Investment Partners SpA	16,230	157,475
Ω	Technogym SpA	24,305	224,213
*	Telecom Italia SpA	2,474,521	713,334
*	Telecom Italia SpA	398,901	111,846

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Tenaris SA	26,177	$434,997
	Tenaris SA, ADR	3,455	115,708
	Terna - Rete Elettrica Nazionale	96,238	813,115
	Tinexta SpA	2,957	55,229
*	Tod's SpA	913	41,463
	TXT e-solutions SpA	1,430	34,272
	UniCredit SpA	95,443	2,416,645
#Ω	Unieuro SpA	4,835	51,595
	Unipol Gruppo SpA	110,662	616,132
#	UnipolSai Assicurazioni SpA	116,152	298,481
#	Webuild SpA	11,659	22,824
	Wiit SpA	2,042	43,316
	Zignago Vetro SpA	4,955	88,780
TOTAL ITALY			41,287,912
JAPAN — (22.8%)
	&Do Holdings Co. Ltd.	1,200	9,305
	77 Bank Ltd.	15,000	319,629
	A&D HOLON Holdings Co. Ltd.	7,100	94,024
	ABC-Mart, Inc.	1,100	60,904
*	Access Co. Ltd.	5,100	32,608
	Achilles Corp.	3,200	34,265
	Acom Co. Ltd.	65,800	161,767
	AD Works Group Co. Ltd.	7,200	9,675
	Adastria Co. Ltd.	5,980	121,885
	ADEKA Corp.	19,700	399,414
	Ad-sol Nissin Corp.	1,300	15,277
#	Adtec Plasma Technology Co. Ltd.	900	10,316
	Advan Group Co. Ltd.	4,200	29,328
	Advance Create Co. Ltd.	2,800	24,315
#	Advanced Media, Inc.	2,400	29,921
	Advantest Corp.	10,500	1,452,253
	Aeon Co. Ltd.	40,065	867,764
	Aeon Delight Co. Ltd.	3,900	80,815
	Aeon Fantasy Co. Ltd.	2,300	46,075
	AEON Financial Service Co. Ltd.	27,900	250,690
	Aeon Hokkaido Corp.	10,400	63,238
	Aeon Kyushu Co. Ltd.	700	11,843
	Aeon Mall Co. Ltd.	11,600	143,370
	AFC-HD AMS Life Science Co. Ltd.	2,200	13,342
	AGC, Inc.	38,300	1,383,918
	Agro-Kanesho Co. Ltd.	2,200	23,297
	Ahresty Corp.	8,100	41,568
	Ai Holdings Corp.	4,000	63,067
	Aica Kogyo Co. Ltd.	6,800	161,575
	Aichi Corp.	10,500	66,304
	Aichi Financial Group, Inc.	10,226	176,523
	Aichi Steel Corp.	2,600	68,320
	Aichi Tokei Denki Co. Ltd.	2,400	26,605
	Aida Engineering Ltd.	13,100	93,609
	Aiful Corp.	67,900	170,626
	Ain Holdings, Inc.	6,800	241,779
	Aiphone Co. Ltd.	3,100	54,578
	Air Water, Inc.	43,700	615,457
	Airport Facilities Co. Ltd.	6,100	24,160
	Airtech Japan Ltd.	2,100	18,767
	Airtrip Corp.	3,100	56,462
	Aisan Industry Co. Ltd.	10,100	83,559
	Aisin Corp.	24,318	790,216

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	AIT Corp.	2,000	$26,201
	Aizawa Securities Group Co. Ltd.	9,400	54,792
	Ajis Co. Ltd.	1,100	18,482
	Akatsuki Corp.	8,400	22,734
	Akatsuki, Inc.	1,500	22,303
*	Akebono Brake Industry Co. Ltd.	28,700	29,492
	Akita Bank Ltd.	4,100	53,076
	Albis Co. Ltd.	1,400	24,230
	Alconix Corp.	7,100	71,736
	Alfresa Holdings Corp.	31,000	494,379
#	Alinco, Inc.	3,800	29,205
	Alleanza Holdings Co. Ltd.	1,700	12,103
	Alpen Co. Ltd.	4,700	65,257
	Alpha Systems, Inc.	700	16,795
	Alps Alpine Co. Ltd.	46,230	408,625
	Alps Logistics Co. Ltd.	4,100	45,338
	Altech Corp.	4,530	90,037
	Amada Co. Ltd.	62,800	618,047
	Amano Corp.	11,000	249,964
	Amiyaki Tei Co. Ltd.	600	14,303
	Amuse, Inc.	2,000	24,735
	Amvis Holdings, Inc.	9,400	190,827
*	ANA Holdings, Inc.	9,100	218,164
	Anabuki Kosan, Inc.	1,000	15,301
	Anest Iwata Corp.	6,600	54,485
	Anicom Holdings, Inc.	7,400	32,918
	Anritsu Corp.	29,200	229,911
	AOI Electronics Co. Ltd.	1,500	19,002
	AOKI Holdings, Inc.	9,700	62,749
	Aoyama Trading Co. Ltd.	12,200	111,420
	Aoyama Zaisan Networks Co. Ltd.	3,600	25,253
#	Aozora Bank Ltd.	20,400	419,540
	Arakawa Chemical Industries Ltd.	4,300	30,999
	Arata Corp.	3,400	117,642
#	Arcland Service Holdings Co. Ltd.	3,000	63,929
	ARCLANDS Corp.	1,000	11,518
	Arcs Co. Ltd.	11,300	197,169
#	Ardepro Co. Ltd.	2,510	6,585
	ARE Holdings, Inc.	21,200	284,596
	Arealink Co. Ltd.	1,900	36,302
	Argo Graphics, Inc.	1,900	46,848
	Arisawa Manufacturing Co. Ltd.	10,600	81,116
	Artnature, Inc.	5,000	27,508
*	Aruhi Corp.	510	3,623
	As One Corp.	5,000	198,796
	Asahi Co. Ltd.	4,900	43,246
	Asahi Diamond Industrial Co. Ltd.	13,694	86,715
	Asahi Intecc Co. Ltd.	13,200	270,881
	Asahi Kasei Corp.	127,200	866,836
	Asahi Kogyosha Co. Ltd.	2,152	37,197
	Asahi Net, Inc.	3,500	16,184
	Asahi Printing Co. Ltd.	1,200	7,088
	Asahi Yukizai Corp.	3,400	105,469
	Asanuma Corp.	2,600	63,821
	Asax Co. Ltd.	2,400	10,902
	Asia Pile Holdings Corp.	6,300	28,074
	Asics Corp.	12,500	394,315
	ASKUL Corp.	11,900	166,034
	Astena Holdings Co. Ltd.	9,400	29,357

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Asteria Corp.	4,000	$23,790
	Ateam, Inc.	4,500	21,800
	Aucnet, Inc.	2,500	31,459
	Autobacs Seven Co. Ltd.	17,900	196,548
	Avant Group Corp.	4,800	51,061
	Avantia Co. Ltd.	2,500	15,839
	Avex, Inc.	6,300	66,480
	Awa Bank Ltd.	9,000	136,182
	Axial Retailing, Inc.	4,149	110,817
#*	Axxzia, Inc.	1,200	10,520
	Azbil Corp.	7,000	220,887
	AZ-COM MARUWA Holdings, Inc.	9,200	126,501
	Bandai Namco Holdings, Inc.	29,700	671,949
	Bando Chemical Industries Ltd.	9,300	95,687
	Bank of Iwate Ltd.	4,200	66,749
	Bank of Kyoto Ltd.	10,599	625,550
#	Bank of Nagoya Ltd.	3,399	93,258
	Bank of Saga Ltd.	4,700	60,327
	Bank of the Ryukyus Ltd.	11,900	85,185
	Base Co. Ltd.	1,200	46,020
	BayCurrent Consulting, Inc.	13,000	419,831
	Beauty Garage, Inc.	400	13,206
	Belc Co. Ltd.	2,900	137,382
	Bell System24 Holdings, Inc.	8,100	79,204
	Belluna Co. Ltd.	15,900	79,888
	Benefit One, Inc.	18,700	193,208
	Benesse Holdings, Inc.	16,857	220,244
#*	Bengo4.com, Inc.	1,800	53,923
#	Bic Camera, Inc.	17,200	129,204
	BIPROGY, Inc.	16,300	400,068
	BML, Inc.	5,204	109,987
#	Bookoff Group Holdings Ltd.	3,100	26,162
	Bourbon Corp.	2,500	37,512
#	Br Holdings Corp.	8,100	22,911
	BrainPad, Inc.	3,500	22,998
	Bridgestone Corp.	52,600	2,182,658
	Brother Industries Ltd.	46,800	729,514
	Bull-Dog Sauce Co. Ltd.	2,700	39,454
#	Bunka Shutter Co. Ltd.	12,000	93,094
	Bushiroad, Inc.	6,700	35,465
	Business Brain Showa-Ota, Inc.	2,700	42,916
	Business Engineering Corp.	1,400	29,960
	BuySell Technologies Co. Ltd.	500	18,023
	C Uyemura & Co. Ltd.	2,600	172,088
	CAC Holdings Corp.	3,200	38,773
	Calbee, Inc.	8,000	155,116
	Canon Electronics, Inc.	2,900	36,860
	Canon Marketing Japan, Inc.	9,600	251,945
	Canon, Inc.	33,700	870,989
	Capcom Co. Ltd.	16,600	746,452
	Career Design Center Co. Ltd.	1,000	12,484
	Careerlink Co. Ltd.	1,300	26,994
#	Carenet, Inc.	3,500	23,007
	Carlit Holdings Co. Ltd.	5,200	30,348
	Casio Computer Co. Ltd.	23,400	199,945
	Cawachi Ltd.	3,900	62,021
	CDS Co. Ltd.	1,000	12,351
#*	CellSource Co. Ltd.	1,300	20,332
#	Celsys, Inc.	6,800	32,858

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Central Automotive Products Ltd.	3,200	$80,486
	Central Glass Co. Ltd.	9,100	197,511
	Central Japan Railway Co.	3,900	496,990
	Central Security Patrols Co. Ltd.	2,200	45,294
	Central Sports Co. Ltd.	1,200	20,236
#	Change Holdings, Inc.	2,900	38,331
	Charm Care Corp. KK	3,000	28,890
	Chiba Bank Ltd.	52,300	367,740
	Chiba Kogyo Bank Ltd.	12,300	57,974
	Chikaranomoto Holdings Co. Ltd.	1,900	27,008
	Chilled & Frozen Logistics Holdings Co. Ltd.	5,400	50,122
	Chino Corp.	2,100	33,614
	Chiyoda Co. Ltd.	4,500	31,758
*	Chiyoda Corp.	31,500	76,506
	Chiyoda Integre Co. Ltd.	2,800	48,350
	Chofu Seisakusho Co. Ltd.	5,500	96,751
	Chori Co. Ltd.	3,300	67,968
	Chubu Shiryo Co. Ltd.	6,500	50,082
	Chudenko Corp.	7,800	127,863
#	Chuetsu Pulp & Paper Co. Ltd.	2,300	22,433
	Chugai Ro Co. Ltd.	1,400	20,243
	Chugin Financial Group, Inc.	20,400	136,998
	Chugoku Marine Paints Ltd.	8,500	73,681
	Chuo Spring Co. Ltd.	5,000	24,631
	Chuo Warehouse Co. Ltd.	2,300	18,004
	CI Takiron Corp.	10,600	43,040
	Citizen Watch Co. Ltd.	71,300	466,000
	CKD Corp.	12,100	184,025
	CK-San-Etsu Co. Ltd.	700	21,064
	Cleanup Corp.	4,700	24,476
	CMIC Holdings Co. Ltd.	2,400	33,252
	CMK Corp.	12,600	45,371
	Coca-Cola Bottlers Japan Holdings, Inc.	28,455	327,702
	COLOPL, Inc.	8,000	37,449
#	Computer Engineering & Consulting Ltd.	3,300	39,787
	Computer Institute of Japan Ltd.	7,200	28,365
	COMSYS Holdings Corp.	12,417	248,199
	Comture Corp.	6,300	89,572
	Concordia Financial Group Ltd.	135,732	620,841
*	COOKPAD, Inc.	3,000	3,356
	Core Corp.	1,800	21,938
	Corona Corp.	3,800	24,382
	Cosel Co. Ltd.	6,600	56,904
	Cosmo Energy Holdings Co. Ltd.	21,600	669,711
	Cosmos Initia Co. Ltd.	2,100	9,216
	Cosmos Pharmaceutical Corp.	3,600	415,970
	Cota Co. Ltd.	4,270	49,279
	CRE, Inc.	3,400	33,155
	Create Restaurants Holdings, Inc.	29,200	223,382
	Create SD Holdings Co. Ltd.	5,600	138,344
	Credit Saison Co. Ltd.	33,071	528,821
	Creek & River Co. Ltd.	2,900	41,294
	Cresco Ltd.	4,200	61,248
	CTI Engineering Co. Ltd.	3,300	81,963
	CTS Co. Ltd.	8,400	44,513
	Cube System, Inc.	1,200	10,204
	Curves Holdings Co. Ltd.	11,900	67,370
*	Cyber Security Cloud, Inc.	1,900	37,152
	CyberAgent, Inc.	59,100	373,615

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Cybozu, Inc.	7,300	$114,349
	Dai Nippon Printing Co. Ltd.	17,800	505,982
	Dai Nippon Toryo Co. Ltd.	5,000	33,806
	Dai-Dan Co. Ltd.	3,700	77,448
	Daido Metal Co. Ltd.	5,800	21,723
	Daido Steel Co. Ltd.	6,600	282,959
	Daifuku Co. Ltd.	21,300	455,546
	Daihatsu Diesel Manufacturing Co. Ltd.	4,800	26,019
	Daihen Corp.	4,200	162,066
	Daiho Corp.	3,400	95,061
	Dai-Ichi Cutter Kogyo KK	2,000	20,254
	Daiichi Jitsugyo Co. Ltd.	2,500	94,295
	Daiichi Kensetsu Corp.	3,200	34,932
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,600	38,388
	Dai-ichi Life Holdings, Inc.	51,400	1,050,190
	Daiichikosho Co. Ltd.	5,900	119,177
	Daiken Corp.	3,600	59,391
	Daiken Medical Co. Ltd.	2,900	10,624
	Daiki Aluminium Industry Co. Ltd.	9,000	98,193
	Daikin Industries Ltd.	7,600	1,536,710
	Daikokutenbussan Co. Ltd.	1,700	72,183
	Daikyonishikawa Corp.	11,800	65,729
	Dainichi Co. Ltd.	4,300	22,629
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,800	59,465
	Daio Paper Corp.	22,400	192,567
	Daiseki Co. Ltd.	8,880	299,275
	Daishi Hokuetsu Financial Group, Inc.	11,700	292,468
#	Daishinku Corp.	7,600	33,876
	Daisue Construction Co. Ltd.	2,500	24,575
	Daito Pharmaceutical Co. Ltd.	3,400	55,973
	Daito Trust Construction Co. Ltd.	6,400	688,438
	Daitron Co. Ltd.	2,500	55,187
	Daiwa House Industry Co. Ltd.	52,400	1,424,175
	Daiwa Industries Ltd.	9,100	92,768
	Daiwa Securities Group, Inc.	128,904	698,776
	Daiwabo Holdings Co. Ltd.	24,600	476,743
	DCM Holdings Co. Ltd.	31,600	267,605
	Dear Life Co. Ltd.	7,200	44,741
	DeNA Co. Ltd.	15,500	190,018
	Denka Co. Ltd.	20,400	402,999
	Densan System Holdings Co. Ltd.	1,800	41,545
	Denso Corp.	12,400	863,381
	Dentsu Group, Inc.	24,400	816,458
	Denyo Co. Ltd.	4,200	64,513
	Dexerials Corp.	14,400	326,905
	DIC Corp.	19,765	373,096
	Digital Arts, Inc.	3,100	122,677
	Digital Hearts Holdings Co. Ltd.	3,400	33,409
#	Digital Holdings, Inc.	4,300	32,338
	Digital Information Technologies Corp.	2,300	29,194
	Dip Corp.	8,700	219,625
	Direct Marketing MiX, Inc.	4,000	22,360
	Disco Corp.	5,100	958,677
	DKK Co. Ltd.	3,400	57,799
	DKK-Toa Corp.	1,400	8,979
	DKS Co. Ltd.	2,300	28,422
	DMG Mori Co. Ltd.	29,400	500,267
	Doshisha Co. Ltd.	6,800	112,107
	Double Standard, Inc.	1,600	26,695

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Doutor Nichires Holdings Co. Ltd.	8,000	$125,633
	Dowa Holdings Co. Ltd.	13,800	445,683
	Drecom Co. Ltd.	3,100	10,823
	DTS Corp.	6,900	163,114
	Duskin Co. Ltd.	8,600	194,168
	DyDo Group Holdings, Inc.	1,700	61,774
	Eagle Industry Co. Ltd.	6,900	85,688
	Earth Corp.	1,400	50,045
	EAT & Holdings Co. Ltd.	900	13,458
	Ebara Corp.	21,000	992,418
	Ebara Foods Industry, Inc.	1,600	33,257
	Ebara Jitsugyo Co. Ltd.	1,900	38,237
	Ebase Co. Ltd.	3,000	15,273
	Eco's Co. Ltd.	2,100	29,826
#	EDION Corp.	19,900	204,618
	eGuarantee, Inc.	6,800	100,904
	E-Guardian, Inc.	2,200	31,946
	Ehime Bank Ltd.	8,700	53,976
	Eiken Chemical Co. Ltd.	9,900	105,057
	Eizo Corp.	4,200	149,248
	EJ Holdings, Inc.	2,000	23,064
	Elan Corp.	6,500	40,353
	Elecom Co. Ltd.	9,500	102,258
	Elematec Corp.	4,200	52,747
	EM Systems Co. Ltd.	5,900	35,334
	en Japan, Inc.	6,500	128,478
	Endo Lighting Corp.	3,700	33,470
	Enomoto Co. Ltd.	2,600	32,433
	Enplas Corp.	1,200	51,390
	eRex Co. Ltd.	5,300	42,302
	ERI Holdings Co. Ltd.	900	12,704
	ES-Con Japan Ltd.	8,500	48,097
	Eslead Corp.	2,600	55,337
	ESPEC Corp.	4,900	81,583
	Exedy Corp.	8,000	139,987
	EXEO Group, Inc.	21,619	449,501
	Ezaki Glico Co. Ltd.	11,300	298,608
#	F&M Co. Ltd.	1,500	31,411
	FALCO HOLDINGS Co. Ltd.	1,900	25,117
	FANUC Corp.	15,500	474,183
	Fast Fitness Japan, Inc.	1,500	15,457
	Fast Retailing Co. Ltd.	7,500	1,878,845
	FCC Co. Ltd.	10,100	132,387
	Feed One Co. Ltd.	7,600	41,030
	Ferrotec Holdings Corp.	9,500	229,864
	Fibergate, Inc.	1,300	12,853
	FIDEA Holdings Co. Ltd.	4,770	49,958
	Financial Partners Group Co. Ltd.	12,600	121,629
	FINDEX, Inc.	2,900	12,634
	Fintech Global, Inc.	18,900	9,176
	First Bank of Toyama Ltd.	13,200	70,430
#	First Juken Co. Ltd.	2,200	17,224
	Fixstars Corp.	4,900	47,951
	FJ Next Holdings Co. Ltd.	3,700	27,094
	Focus Systems Corp.	1,800	13,082
	Food & Life Cos. Ltd.	20,900	411,247
	Forum Engineering, Inc.	2,700	24,437
	Foster Electric Co. Ltd.	7,000	44,556
	FP Corp.	10,600	223,417

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	France Bed Holdings Co. Ltd.	6,600	$55,433
	Freebit Co. Ltd.	2,300	19,092
	FTGroup Co. Ltd.	1,500	11,290
	Fudo Tetra Corp.	4,390	58,401
	Fuji Corp.	18,000	329,561
	Fuji Corp.	3,600	44,252
	Fuji Corp. Ltd.	7,000	34,431
	Fuji Electric Co. Ltd.	12,800	578,683
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,100	32,978
	Fuji Kyuko Co. Ltd.	5,699	227,387
	Fuji Media Holdings, Inc.	8,800	97,440
	Fuji Oil Co. Ltd.	5,300	11,157
	Fuji Oil Holdings, Inc.	9,400	132,618
	Fuji Seal International, Inc.	12,800	143,362
	Fuji Soft, Inc.	10,000	333,184
	Fujibo Holdings, Inc.	3,000	79,468
	Fujicco Co. Ltd.	4,700	62,523
	FUJIFILM Holdings Corp.	11,400	661,948
	Fujikura Composites, Inc.	4,800	33,497
	Fujikura Kasei Co. Ltd.	8,100	26,340
	Fujikura Ltd.	66,700	557,691
	Fujimi, Inc.	9,300	225,522
	Fujimori Kogyo Co. Ltd.	3,800	95,547
	Fujisash Co. Ltd.	16,743	10,711
	Fujitsu General Ltd.	4,700	98,159
	Fujitsu Ltd.	11,500	1,489,132
	Fujiya Co. Ltd.	2,300	38,714
	FuKoKu Co. Ltd.	2,600	29,313
	Fukuda Corp.	1,600	56,096
	Fukuda Denshi Co. Ltd.	5,100	161,674
	Fukui Bank Ltd.	5,600	62,492
	Fukui Computer Holdings, Inc.	4,000	73,834
	Fukuoka Financial Group, Inc.	25,128	605,476
	Fukushima Galilei Co. Ltd.	2,600	92,283
	Fukuyama Transporting Co. Ltd.	5,100	144,144
	FULLCAST Holdings Co. Ltd.	4,700	76,080
	Fumakilla Ltd.	1,300	10,825
	Funai Soken Holdings, Inc.	10,180	188,996
	Furukawa Battery Co. Ltd.	4,000	28,618
	Furukawa Co. Ltd.	7,400	84,974
	Furukawa Electric Co. Ltd.	17,000	326,394
	Furuno Electric Co. Ltd.	7,300	66,287
#	Furuya Metal Co. Ltd.	900	69,968
	Furyu Corp.	5,800	60,252
	Fuso Chemical Co. Ltd.	4,500	141,896
	Fuso Pharmaceutical Industries Ltd.	1,700	24,672
	Futaba Corp.	12,100	42,259
	Futaba Industrial Co. Ltd.	13,900	61,180
	Future Corp.	10,400	113,455
	Fuyo General Lease Co. Ltd.	5,200	429,100
	G-7 Holdings, Inc.	7,500	65,997
*	GA Technologies Co. Ltd.	3,900	35,830
	Gakken Holdings Co. Ltd.	6,400	40,120
	Gakkyusha Co. Ltd.	1,500	22,049
	Gecoss Corp.	3,900	25,704
	Genki Sushi Co. Ltd.	1,200	38,749
	Genky DrugStores Co. Ltd.	2,400	84,945
	Geo Holdings Corp.	9,500	131,784
	Gift Holdings, Inc.	2,200	34,826

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Giken Ltd.	3,300	$48,754
	GL Sciences, Inc.	1,400	24,020
	GLOBERIDE, Inc.	6,400	105,754
	Glory Ltd.	11,200	230,438
	Glosel Co. Ltd.	5,300	16,302
	GMO Financial Gate, Inc.	700	58,047
	GMO Financial Holdings, Inc.	10,400	53,363
	GMO GlobalSign Holdings KK	500	10,707
	GMO internet group, Inc.	13,200	262,130
	GMO Payment Gateway, Inc.	3,600	274,640
	Godo Steel Ltd.	3,100	86,905
	Goldcrest Co. Ltd.	4,600	62,475
	Goldwin, Inc.	3,100	254,550
#	Golf Digest Online, Inc.	2,500	13,788
	Good Com Asset Co. Ltd.	4,000	23,554
	Grandy House Corp.	3,100	13,240
	Gree, Inc.	3,100	13,702
	gremz, Inc.	2,000	38,623
	GS Yuasa Corp.	17,699	356,139
	GSI Creos Corp.	3,000	43,671
	G-Tekt Corp.	6,700	87,225
	Gun-Ei Chemical Industry Co. Ltd.	1,500	32,438
	GungHo Online Entertainment, Inc.	11,570	227,093
	Gunma Bank Ltd.	81,500	344,936
	Gunze Ltd.	4,000	125,762
	H.U. Group Holdings, Inc.	14,000	276,410
	H2O Retailing Corp.	21,460	230,988
	Hachijuni Bank Ltd.	88,700	456,995
	Hagihara Industries, Inc.	3,400	36,866
	Hagiwara Electric Holdings Co. Ltd., Class C	2,500	56,588
	Hakudo Co. Ltd.	1,900	31,465
	Hakuhodo DY Holdings, Inc.	35,200	404,955
#	Hakuto Co. Ltd.	3,600	141,969
	Halows Co. Ltd.	2,800	72,894
	Hamakyorex Co. Ltd.	5,100	140,958
	Hamamatsu Photonics KK	8,400	404,724
	Handsman Co. Ltd.	1,500	11,218
	Hankyu Hanshin Holdings, Inc.	17,700	588,045
	Hanwa Co. Ltd.	7,000	239,447
	Happinet Corp.	4,100	64,518
	Hard Off Corp. Co. Ltd.	2,800	30,041
	Harima Chemicals Group, Inc.	3,800	22,629
	Harmonic Drive Systems, Inc.	4,900	134,955
	Haseko Corp.	60,900	792,844
	Hashimoto Sogyo Holdings Co. Ltd.	1,600	13,628
	Hazama Ando Corp.	47,800	382,440
	Heiwa Real Estate Co. Ltd.	7,000	195,591
	Heiwado Co. Ltd.	7,202	122,646
	Helios Techno Holding Co. Ltd.	3,500	11,615
#*	Hennge KK	2,600	16,173
	Hibiya Engineering Ltd.	4,400	69,675
	Hikari Tsushin, Inc.	1,200	178,064
	HI-LEX Corp.	5,900	49,154
	Himacs Ltd.	1,400	14,122
*	Hino Motors Ltd.	57,895	232,205
	Hioki EE Corp.	2,200	125,756
	Hirakawa Hewtech Corp.	2,600	32,328
#	Hirano Tecseed Co. Ltd.	1,800	28,351
#	Hirata Corp.	2,600	145,827

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hirogin Holdings, Inc.	62,500	$386,546
	Hirose Electric Co. Ltd.	2,100	265,981
	Hirose Tusyo, Inc.	900	19,146
	Hiroshima Gas Co. Ltd.	7,500	20,210
	Hisaka Works Ltd.	5,000	32,677
	Hisamitsu Pharmaceutical Co., Inc.	6,000	191,742
	Hitachi Construction Machinery Co. Ltd.	18,400	552,157
	Hitachi Zosen Corp.	50,700	334,072
	Hito Communications Holdings, Inc.	1,700	18,517
	Hochiki Corp.	3,900	49,515
	Hodogaya Chemical Co. Ltd.	1,800	43,453
	Hogy Medical Co. Ltd.	4,000	87,635
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,800	31,772
	Hokkaido Gas Co. Ltd.	2,000	34,203
	Hokkan Holdings Ltd.	2,500	24,735
	Hokko Chemical Industry Co. Ltd.	6,000	37,362
	Hokkoku Financial Holdings, Inc.	6,400	217,567
#	Hokuetsu Corp.	34,700	210,434
	Hokuetsu Industries Co. Ltd.	6,000	79,237
	Hokuhoku Financial Group, Inc.	41,600	372,468
#	Hokuriku Electric Industry Co. Ltd.	2,400	21,457
	Hokuriku Electrical Construction Co. Ltd.	3,480	22,608
	Hokuto Corp.	3,900	51,076
	Honda Motor Co. Ltd., Sponsored ADR	8,470	270,362
	Honda Motor Co. Ltd.	56,500	1,801,298
	H-One Co. Ltd.	5,000	29,423
	Honeys Holdings Co. Ltd.	4,450	49,047
	Hoosiers Holdings Co. Ltd.	7,100	52,818
	Horiba Ltd.	9,200	542,737
	Hoshizaki Corp.	4,000	153,403
	Hosiden Corp.	13,000	168,098
	Hosokawa Micron Corp.	3,600	89,487
	Hotland Co. Ltd.	3,400	40,731
	House Foods Group, Inc.	9,100	210,087
	Hoya Corp.	15,800	1,840,057
	HS Holdings Co. Ltd.	4,600	33,091
	Hulic Co. Ltd.	60,169	512,291
	Hyakugo Bank Ltd.	59,200	197,890
	Hyakujushi Bank Ltd.	6,400	96,318
#	I K K Holdings, Inc.	2,200	9,521
	Ibiden Co. Ltd.	16,600	1,008,936
	IBJ, Inc.	3,800	19,029
	Ichigo, Inc.	46,500	88,451
	Ichiken Co. Ltd.	1,200	17,266
	Ichikoh Industries Ltd.	11,300	42,597
	Ichinen Holdings Co. Ltd.	5,400	52,288
	Ichiyoshi Securities Co. Ltd.	10,100	47,418
#	Icom, Inc.	1,900	37,913
	ID Holdings Corp.	3,750	35,551
	Idec Corp.	7,300	155,326
	IDOM, Inc.	15,000	87,990
	IHI Corp.	34,000	835,971
	Iida Group Holdings Co. Ltd.	13,440	235,771
	Iino Kaiun Kaisha Ltd.	20,000	129,148
	IJTT Co. Ltd.	7,800	33,307
	I'll, Inc.	2,100	38,400
	Imagica Group, Inc.	5,700	25,585
	Imasen Electric Industrial	2,600	11,382
	i-mobile Co. Ltd.	1,300	11,296

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Imuraya Group Co. Ltd.	1,800	$28,883
	Inaba Denki Sangyo Co. Ltd.	10,700	237,687
#	Inaba Seisakusho Co. Ltd.	2,800	30,189
	Inabata & Co. Ltd.	12,000	279,731
	Inageya Co. Ltd.	1,800	18,994
*	I-NE Co. Ltd.	1,100	20,536
	Ines Corp.	4,700	47,694
	I-Net Corp.	3,730	43,825
	Infocom Corp.	6,100	103,501
	Information Services International-Dentsu Ltd.	4,100	145,400
	INFRONEER Holdings, Inc.	49,440	481,449
	Innotech Corp.	4,100	48,860
	Insource Co. Ltd.	11,100	98,110
	Intage Holdings, Inc.	8,600	102,759
	Integrated Design & Engineering Holdings Co. Ltd.	3,800	91,315
	Intelligent Wave, Inc.	2,300	13,264
#	Inter Action Corp.	2,400	18,837
	Internet Initiative Japan, Inc.	16,800	312,807
	Inui Global Logistics Co. Ltd.	2,900	26,757
	I-PEX, Inc.	3,800	35,681
#	IPS, Inc.	1,100	17,670
	IR Japan Holdings Ltd.	2,200	25,570
	Iriso Electronics Co. Ltd.	5,000	138,952
	ISB Corp.	3,100	34,384
	Ise Chemicals Corp.	400	22,958
	Iseki & Co. Ltd.	5,200	45,995
	Isetan Mitsukoshi Holdings Ltd.	44,500	482,775
	Ishihara Chemical Co. Ltd.	3,400	39,124
	Ishihara Sangyo Kaisha Ltd.	8,500	82,094
*	Istyle, Inc.	9,200	31,549
	Isuzu Motors Ltd.	98,900	1,284,785
*	ITbook Holdings Co. Ltd.	3,200	8,444
	Itfor, Inc.	5,500	42,571
	ITmedia, Inc.	2,300	22,255
	Ito En Ltd.	8,419	240,295
	Itochu Enex Co. Ltd.	17,400	170,806
	Itochu Techno-Solutions Corp.	7,800	197,684
	Itoham Yonekyu Holdings, Inc.	36,300	184,215
	Itoki Corp.	9,400	77,855
	IwaiCosmo Holdings, Inc.	5,600	64,409
	Iwaki Co. Ltd.	1,700	17,345
	Iwatani Corp.	11,500	613,862
	Iwatsuka Confectionery Co. Ltd.	900	32,719
	Iyogin Holdings, Inc.	43,800	309,379
	Izumi Co. Ltd.	8,000	201,585
	J Front Retailing Co. Ltd.	52,600	511,981
	JAC Recruitment Co. Ltd.	4,000	79,460
	Jaccs Co. Ltd.	6,700	245,811
*	Jade Group, Inc.	1,400	16,833
	JAFCO Group Co. Ltd.	19,800	258,875
	JANOME Corp.	7,199	32,781
	Japan Airlines Co. Ltd.	19,000	411,362
	Japan Airport Terminal Co. Ltd.	1,500	69,901
	Japan Aviation Electronics Industry Ltd.	15,000	304,661
	Japan Best Rescue System Co. Ltd.	3,600	19,781
*	Japan Communications, Inc.	41,300	70,620
	Japan Electronic Materials Corp.	2,700	33,620
	Japan Elevator Service Holdings Co. Ltd.	15,600	192,931
	Japan Exchange Group, Inc.	45,100	785,786

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Japan Foundation Engineering Co. Ltd.	6,500	$22,863
*	Japan Hospice Holdings, Inc.	600	11,823
	Japan Lifeline Co. Ltd.	14,400	100,901
	Japan Material Co. Ltd.	16,500	291,776
	Japan Medical Dynamic Marketing, Inc.	3,200	22,096
	Japan Petroleum Exploration Co. Ltd.	4,600	158,104
	Japan Post Bank Co. Ltd.	38,100	316,975
	Japan Post Holdings Co. Ltd.	85,200	622,180
	Japan Post Insurance Co. Ltd.	15,600	252,099
	Japan Property Management Center Co. Ltd.	3,600	27,751
	Japan Pulp & Paper Co. Ltd.	3,400	110,586
	Japan Securities Finance Co. Ltd.	27,400	232,707
	Japan Steel Works Ltd.	6,500	135,404
#	Japan System Techniques Co. Ltd.	700	12,058
	Japan Transcity Corp.	8,700	39,155
	Japan Wool Textile Co. Ltd.	14,300	121,400
	Jastec Co. Ltd.	1,400	13,485
	JBCC Holdings, Inc.	3,800	69,356
	JCU Corp.	4,600	109,597
	JDC Corp.	7,800	33,465
	Jeol Ltd.	10,980	376,613
	JFE Systems, Inc.	1,300	26,406
	JGC Holdings Corp.	31,000	434,637
#*	JIG-SAW, Inc.	900	33,432
	JINS Holdings, Inc.	3,200	79,381
	JINUSHI Co. Ltd.	3,100	41,573
	JK Holdings Co. Ltd.	3,200	22,850
#	J-Lease Co. Ltd.	1,300	21,822
#	JM Holdings Co. Ltd.	3,300	45,018
	JMS Co. Ltd.	5,000	20,481
	J-Oil Mills, Inc.	5,400	64,325
	Joshin Denki Co. Ltd.	5,100	73,369
	Joyful Honda Co. Ltd.	11,900	137,849
	JP-Holdings, Inc.	13,200	30,377
	JSB Co. Ltd.	600	22,503
	JSP Corp.	1,900	25,139
	JTEKT Corp.	40,800	384,849
#	Juki Corp.	9,000	36,505
	Juroku Financial Group, Inc.	7,700	190,451
	Justsystems Corp.	9,100	258,994
	JVCKenwood Corp.	55,200	182,199
	K&O Energy Group, Inc.	3,800	63,173
	Kadokawa Corp.	6,869	170,262
	Kadoya Sesame Mills, Inc.	900	21,828
	Kaga Electronics Co. Ltd.	4,200	188,143
	Kagome Co. Ltd.	6,200	138,223
	Kajima Corp.	42,000	663,703
	Kakaku.com, Inc.	19,000	284,011
	Kakiyasu Honten Co. Ltd.	2,400	39,526
#	Kamakura Shinsho Ltd.	4,900	24,348
	Kameda Seika Co. Ltd.	2,400	73,680
	Kamei Corp.	6,100	63,981
	Kamigumi Co. Ltd.	16,600	385,059
	Kanaden Corp.	4,800	45,126
	Kanagawa Chuo Kotsu Co. Ltd.	1,800	41,904
	Kanamic Network Co. Ltd.	5,700	18,741
	Kanamoto Co. Ltd.	8,356	147,378
	Kandenko Co. Ltd.	25,600	224,556
	Kaneko Seeds Co. Ltd.	2,900	29,543

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kanematsu Corp.	19,970	$292,950
	Kanemi Co. Ltd.	1,000	21,088
	Kanro, Inc.	1,200	15,515
	Kansai Electric Power Co., Inc.	41,300	542,570
	Kansai Food Market Ltd.	1,100	11,204
	Kansai Paint Co. Ltd.	14,400	236,035
	Kanto Denka Kogyo Co. Ltd.	13,300	88,838
	Kao Corp.	24,400	926,995
*	Kaonavi, Inc.	600	8,750
	Katakura & Co-op Agri Corp.	700	6,274
	Katakura Industries Co. Ltd.	6,600	75,026
	Katitas Co. Ltd.	12,300	226,242
	Kato Works Co. Ltd.	2,500	20,052
	Kawada Technologies, Inc.	1,400	57,137
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,200	56,123
	Kawasaki Heavy Industries Ltd.	35,900	915,566
	KDDI Corp.	103,300	3,040,294
	KeePer Technical Laboratory Co. Ltd.	3,200	141,369
	Keihan Holdings Co. Ltd.	17,000	481,485
	Keihanshin Building Co. Ltd.	5,500	48,914
	Keikyu Corp.	23,100	219,558
	Keio Corp.	10,200	339,054
	Keisei Electric Railway Co. Ltd.	7,074	293,608
	KEIWA, Inc.	3,800	29,706
	Keiyo Bank Ltd.	28,100	117,965
	Keiyo Co. Ltd.	8,600	51,673
#	KEL Corp.	1,000	13,331
	Kenko Mayonnaise Co. Ltd.	4,600	42,620
	Kewpie Corp.	12,723	206,156
	Keyence Corp.	5,100	2,288,584
	KFC Holdings Japan Ltd.	3,200	66,930
	KH Neochem Co. Ltd.	8,400	137,497
	Kibun Foods, Inc.	1,600	12,164
	Kimura Chemical Plants Co. Ltd.	5,400	27,828
#	Kimura Unity Co. Ltd.	2,400	21,786
	Kinden Corp.	22,500	310,312
	King Jim Co. Ltd.	1,300	8,099
	Kinki Sharyo Co. Ltd.	900	10,454
	Kintetsu Department Store Co. Ltd.	1,400	24,126
	Kintetsu Group Holdings Co. Ltd.	8,800	295,210
	Kissei Pharmaceutical Co. Ltd.	8,000	169,378
	Ki-Star Real Estate Co. Ltd.	2,500	91,154
	Kitagawa Corp.	2,400	20,013
	Kita-Nippon Bank Ltd.	3,200	48,938
	Kitano Construction Corp.	500	10,848
	Kitanotatsujin Corp.	6,800	11,582
	Kitz Corp.	20,200	150,331
	Kiyo Bank Ltd.	16,100	172,884
*	KLab, Inc.	1,900	3,996
*	KNT-CT Holdings Co. Ltd.	2,900	29,346
	Koa Corp.	8,600	106,489
#	Koa Shoji Holdings Co. Ltd.	2,000	9,664
	Koatsu Gas Kogyo Co. Ltd.	6,900	37,598
	Kobayashi Pharmaceutical Co. Ltd.	3,000	164,914
	Kobe Bussan Co. Ltd.	13,100	348,926
#*	Kobe Electric Railway Co. Ltd.	1,300	27,931
	Kobe Steel Ltd.	59,620	652,084
	Koei Tecmo Holdings Co. Ltd.	2,880	49,280
	Kohnan Shoji Co. Ltd.	6,800	166,464

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kohsoku Corp.	2,000	$30,079
	Koito Manufacturing Co. Ltd.	14,545	267,445
#	Kojima Co. Ltd.	7,900	36,796
	Kokuyo Co. Ltd.	17,400	279,138
	Komatsu Ltd.	80,500	2,255,162
	Komatsu Matere Co. Ltd.	7,000	36,903
	Komatsu Wall Industry Co. Ltd.	2,000	40,569
	KOMEDA Holdings Co. Ltd.	9,900	191,877
	Komehyo Holdings Co. Ltd.	1,800	60,122
	Komeri Co. Ltd.	8,300	173,971
	Komori Corp.	11,900	92,805
	Konami Group Corp.	6,800	381,457
	Kondotec, Inc.	4,900	41,650
	Konica Minolta, Inc.	118,800	440,349
	Konishi Co. Ltd.	6,700	107,492
	Konoike Transport Co. Ltd.	6,500	81,487
#	Konoshima Chemical Co. Ltd.	1,600	18,512
	Kosaido Holdings Co. Ltd.	4,300	67,003
	Kose Corp.	400	39,170
	Koshidaka Holdings Co. Ltd.	8,900	74,074
	Kotobuki Spirits Co. Ltd.	3,900	296,847
	Kotobukiya Co. Ltd.	1,500	24,990
	Kozo Keikaku Engineering, Inc.	1,000	24,221
	KPP Group Holdings Co. Ltd.	11,500	51,301
	Krosaki Harima Corp.	1,400	106,918
	KRS Corp.	3,000	19,824
	K's Holdings Corp.	35,800	328,583
	KU Holdings Co. Ltd.	3,800	33,038
	Kubota Corp.	33,600	507,561
*	Kufu Co., Inc.	2,700	7,840
	Kumagai Gumi Co. Ltd.	7,977	180,666
	Kumiai Chemical Industry Co. Ltd.	12,810	96,189
	Kunimine Industries Co. Ltd.	2,600	18,655
	Kurabo Industries Ltd.	4,400	72,661
	Kuraray Co. Ltd.	65,528	659,379
	Kureha Corp.	3,600	215,233
	Kurimoto Ltd.	2,100	36,171
	Kurita Water Industries Ltd.	11,100	446,388
	Kuriyama Holdings Corp.	2,700	18,074
	Kushikatsu Tanaka Holdings Co., Class C	900	9,740
	Kusuri no Aoki Holdings Co. Ltd.	4,200	241,157
	KYB Corp.	5,400	191,351
	Kyocera Corp.	11,900	640,364
#	Kyoden Co. Ltd.	6,700	21,601
	Kyodo Printing Co. Ltd.	2,100	47,798
	Kyoei Steel Ltd.	5,500	82,781
	Kyokuto Boeki Kaisha Ltd.	3,000	37,708
	Kyokuto Kaihatsu Kogyo Co. Ltd.	7,500	96,299
	Kyokuto Securities Co. Ltd.	5,500	29,847
	Kyokuyo Co. Ltd.	3,000	79,195
	Kyoritsu Maintenance Co. Ltd.	8,400	329,190
	Kyosan Electric Manufacturing Co. Ltd.	10,000	37,231
	Kyowa Kirin Co. Ltd.	6,600	126,031
	Kyudenko Corp.	9,600	276,849
*	Kyushu Electric Power Co., Inc.	38,200	259,379
	Kyushu Financial Group, Inc.	85,550	416,452
	Kyushu Railway Co.	13,500	296,026
	LA Holdings Co. Ltd.	1,300	42,850
	LAC Co. Ltd.	1,800	9,512

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Lacto Japan Co. Ltd.	1,700	$23,654
	Lasertec Corp.	4,300	650,942
	Lawson, Inc.	6,300	316,101
	LEC, Inc.	7,300	46,084
#*	Leopalace21 Corp.	45,800	98,722
	Life Corp.	6,100	153,018
	LIFULL Co. Ltd.	19,200	41,375
	LIKE, Inc.	1,800	20,894
	Linical Co. Ltd.	2,200	12,223
#	Link & Motivation, Inc.	10,500	31,677
	Lintec Corp.	10,700	176,592
	Lion Corp.	44,000	420,423
	LITALICO, Inc.	5,600	88,095
	Lixil Corp.	60,100	768,067
	Look Holdings, Inc.	2,000	38,363
*	M&A Capital Partners Co. Ltd.	3,500	71,783
	M3, Inc.	20,000	462,476
	Mabuchi Motor Co. Ltd.	10,066	289,051
	Macnica Holdings, Inc.	12,550	525,995
	Macromill, Inc.	13,000	72,410
	Maeda Kosen Co. Ltd.	4,200	92,835
	Maezawa Industries, Inc.	3,600	23,233
#	Maezawa Kasei Industries Co. Ltd.	3,600	38,738
	Maezawa Kyuso Industries Co. Ltd.	4,200	34,831
	Makino Milling Machine Co. Ltd.	6,200	248,568
	Makita Corp.	14,366	403,412
	Management Solutions Co. Ltd.	2,600	74,540
	Mandom Corp.	8,800	88,350
	Mani, Inc.	10,200	131,167
	MarkLines Co. Ltd.	2,700	50,342
	Marubun Corp.	3,300	28,008
	Marudai Food Co. Ltd.	5,000	54,121
	Maruha Nichiro Corp.	10,500	182,136
	Marui Group Co. Ltd.	33,000	591,169
	Maruichi Steel Tube Ltd.	14,800	350,777
	MARUKA FURUSATO Corp.	4,392	82,453
#	Marumae Co. Ltd.	1,200	15,470
	Marusan Securities Co. Ltd.	16,100	59,822
	Maruwa Co. Ltd.	2,300	381,976
#	Maruzen CHI Holdings Co. Ltd.	3,900	9,408
	Maruzen Co. Ltd.	1,300	19,345
	Maruzen Showa Unyu Co. Ltd.	3,100	90,220
	Marvelous, Inc.	8,400	41,534
	Matsuda Sangyo Co. Ltd.	3,100	50,813
	Matsui Construction Co. Ltd.	6,000	31,891
	Matsui Securities Co. Ltd.	28,100	158,778
	MatsukiyoCocokara & Co.	3,060	179,076
	Max Co. Ltd.	5,000	93,662
	Maxell Ltd.	9,400	106,787
	Maxvalu Tokai Co. Ltd.	2,300	45,077
	Mazda Motor Corp.	61,206	607,193
	McDonald's Holdings Co. Japan Ltd.	5,000	196,828
	MCJ Co. Ltd.	23,800	188,882
	Mebuki Financial Group, Inc.	162,850	432,642
	MEC Co. Ltd.	4,200	104,503
*	Media Do Co. Ltd.	1,800	17,192
	Medical Data Vision Co. Ltd.	6,200	30,394
	Medical System Network Co. Ltd.	7,000	18,958
	Medikit Co. Ltd.	700	12,422

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Medipal Holdings Corp.	32,800	$562,407
	Medius Holdings Co. Ltd.	1,500	8,345
	Megachips Corp.	4,800	143,661
	Megmilk Snow Brand Co. Ltd.	12,200	168,068
	Meidensha Corp.	8,800	131,176
	Meiji Electric Industries Co. Ltd.	1,500	16,291
	Meiko Electronics Co. Ltd.	6,600	131,303
	Meisei Industrial Co. Ltd.	10,800	74,567
	Meitec Corp.	18,400	335,438
	Meito Sangyo Co. Ltd.	2,500	29,072
	Meiwa Corp.	5,000	24,027
	Meiwa Estate Co. Ltd.	2,100	16,827
	Melco Holdings, Inc.	1,500	33,703
#	Members Co. Ltd.	2,300	26,805
	Menicon Co. Ltd.	16,100	288,775
*	Mercari, Inc.	10,200	258,390
	Mercuria Holdings Co. Ltd.	1,900	10,453
*	MetaReal Corp.	900	10,106
	METAWATER Co. Ltd.	4,500	58,026
	Micronics Japan Co. Ltd.	7,900	126,014
	Midac Holdings Co. Ltd.	2,400	27,330
	Mie Kotsu Group Holdings, Inc.	12,100	48,352
	Milbon Co. Ltd.	4,780	171,989
	MIMAKI ENGINEERING Co. Ltd.	1,500	10,070
	Mimasu Semiconductor Industry Co. Ltd.	4,500	94,163
	Minebea Mitsumi, Inc.	35,490	657,373
#	Ministop Co. Ltd.	3,800	39,365
#	Mipox Corp.	3,200	14,141
	Mirai Industry Co. Ltd.	1,400	29,410
#	Miraial Co. Ltd.	1,700	18,515
	Mirait One Corp.	23,410	300,537
	Mirarth Holdings, Inc.	21,900	74,440
	Miroku Jyoho Service Co. Ltd.	4,500	53,467
	MISUMI Group, Inc.	23,500	429,912
	Mitani Corp.	8,000	77,750
	Mitani Sangyo Co. Ltd.	7,800	17,825
	Mito Securities Co. Ltd.	16,800	45,991
	Mitsuba Corp.	11,200	65,522
	Mitsubishi Electric Corp.	56,700	818,245
	Mitsubishi Estate Co. Ltd.	50,400	617,687
	Mitsubishi Gas Chemical Co., Inc.	30,100	451,456
	Mitsubishi HC Capital, Inc.	148,570	982,845
	Mitsubishi Heavy Industries Ltd.	15,800	749,616
	Mitsubishi Kakoki Kaisha Ltd.	1,800	34,926
	Mitsubishi Logisnext Co. Ltd.	8,300	74,668
	Mitsubishi Logistics Corp.	12,000	301,429
	Mitsubishi Motors Corp.	145,000	585,586
#	Mitsubishi Paper Mills Ltd.	4,100	17,653
	Mitsubishi Pencil Co. Ltd.	8,500	111,274
	Mitsubishi Research Institute, Inc.	1,900	71,938
	Mitsubishi UFJ Financial Group, Inc.	488,200	3,931,107
	Mitsuboshi Belting Ltd.	5,800	183,829
	Mitsui Chemicals, Inc.	39,466	1,134,816
	Mitsui DM Sugar Holdings Co. Ltd.	4,500	90,258
	Mitsui E&S Co. Ltd.	6,500	21,830
	Mitsui Fudosan Co. Ltd.	33,900	696,473
	Mitsui High-Tec, Inc.	4,300	300,790
	Mitsui Mining & Smelting Co. Ltd.	14,099	333,255
#	Mitsui OSK Lines Ltd.	19,900	514,451

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsui-Soko Holdings Co. Ltd.	5,400	$137,717
	Mitsuuroko Group Holdings Co. Ltd.	8,300	78,579
	Miura Co. Ltd.	7,100	179,133
	MIXI, Inc.	7,400	139,773
	Miyaji Engineering Group, Inc.	1,500	46,628
	Miyazaki Bank Ltd.	4,300	79,468
	Miyoshi Oil & Fat Co. Ltd.	1,700	12,431
	Mizuho Financial Group, Inc.	98,380	1,669,051
	Mizuho Leasing Co. Ltd.	7,700	264,435
	Mizuho Medy Co. Ltd.	1,800	26,608
	Mizuno Corp.	5,500	144,184
*	Modec, Inc.	2,400	25,254
	Monex Group, Inc.	45,600	177,725
	Monogatari Corp.	6,200	151,803
#	MonotaRO Co. Ltd.	22,800	278,270
	Morinaga & Co. Ltd.	8,500	275,927
	Morinaga Milk Industry Co. Ltd.	10,500	353,645
	Moriroku Holdings Co. Ltd.	2,200	32,466
	Morita Holdings Corp.	8,100	88,330
	Morito Co. Ltd.	5,100	43,668
	Morozoff Ltd.	1,000	25,660
	MrMax Holdings Ltd.	8,700	37,100
	MS&AD Insurance Group Holdings, Inc.	17,600	654,602
	m-up Holdings, Inc.	7,600	60,058
	Murakami Corp.	1,400	28,515
	Murata Manufacturing Co. Ltd.	29,300	1,740,470
	Musashi Seimitsu Industry Co. Ltd.	12,300	153,379
	Musashino Bank Ltd.	7,800	137,704
	Muto Seiko Co.	1,000	10,850
	Nabtesco Corp.	12,100	256,658
	NAC Co. Ltd.	2,700	18,719
	Nachi-Fujikoshi Corp.	3,698	99,921
	Nafco Co. Ltd.	2,900	38,459
	Nagano Keiki Co. Ltd.	4,100	59,783
	Nagase & Co. Ltd.	26,100	448,760
	Nagase Brothers, Inc.	800	11,704
	Nagatanien Holdings Co. Ltd.	2,700	41,131
	Nagawa Co. Ltd.	900	45,341
	Nagoya Railroad Co. Ltd.	19,400	312,385
	Naigai Trans Line Ltd.	1,300	25,387
	Nakabayashi Co. Ltd.	4,900	18,345
	Nakamoto Packs Co. Ltd.	1,600	18,436
	Nakamuraya Co. Ltd.	900	19,619
	Nakanishi, Inc.	15,100	347,925
#	Namura Shipbuilding Co. Ltd.	12,300	47,430
	Nankai Electric Railway Co. Ltd.	11,300	239,485
	Nanto Bank Ltd.	7,200	131,905
	Narasaki Sangyo Co. Ltd.	700	11,655
	Natori Co. Ltd.	2,900	40,053
	NEC Capital Solutions Ltd.	2,400	54,807
	NEC Corp.	28,600	1,447,029
	NEC Networks & System Integration Corp.	11,500	151,640
	NET One Systems Co. Ltd.	19,184	421,509
	New Art Holdings Co. Ltd.	2,100	25,122
	Nexon Co. Ltd.	4,300	82,041
#	Nextage Co. Ltd.	10,600	278,416
*	NexTone, Inc.	1,300	18,569
	NGK Insulators Ltd.	56,600	694,157
	NH Foods Ltd.	14,300	412,595

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NHK Spring Co. Ltd.	47,900	$383,808
	Nicca Chemical Co. Ltd.	1,900	11,093
	Nice Corp.	1,400	15,406
	Nichias Corp.	15,700	322,768
	Nichiban Co. Ltd.	2,800	39,959
	Nichicon Corp.	9,200	91,001
	Nichiden Corp.	3,400	58,729
	Nichiha Corp.	6,200	142,631
	Nichimo Co. Ltd.	400	11,470
	Nichirei Corp.	21,000	479,092
	Nichireki Co. Ltd.	1,400	21,302
	Nichirin Co. Ltd.	2,810	57,330
	NIDEC Corp.	18,200	1,086,994
	Nifco, Inc.	17,300	515,640
	Nihon Chouzai Co. Ltd.	2,800	23,717
	Nihon Dempa Kogyo Co. Ltd.	7,100	60,252
	Nihon Dengi Co. Ltd.	900	28,618
	Nihon Denkei Co. Ltd.	1,350	20,286
	Nihon Flush Co. Ltd.	5,100	34,766
#	Nihon House Holdings Co. Ltd.	11,100	28,910
	Nihon Kagaku Sangyo Co. Ltd.	2,900	23,049
	Nihon Kohden Corp.	7,200	189,789
	Nihon M&A Center Holdings, Inc.	30,600	175,241
	Nihon Nohyaku Co. Ltd.	9,800	51,166
	Nihon Parkerizing Co. Ltd.	19,400	151,739
	Nihon Tokushu Toryo Co. Ltd.	2,700	21,503
	Nihon Trim Co. Ltd.	700	16,002
	Nikkiso Co. Ltd.	12,700	80,974
	Nikko Co. Ltd.	8,000	38,677
	Nikkon Holdings Co. Ltd.	14,900	313,189
	Nikon Corp.	51,300	678,071
	Nintendo Co. Ltd.	44,000	1,990,328
	Nippn Corp.	13,100	171,848
	Nippon Air Conditioning Services Co. Ltd.	3,800	21,168
	Nippon Aqua Co. Ltd.	1,900	12,088
	Nippon Beet Sugar Manufacturing Co. Ltd.	3,000	41,126
	Nippon Carbide Industries Co., Inc.	1,700	18,168
	Nippon Carbon Co. Ltd.	2,400	72,780
	Nippon Chemical Industrial Co. Ltd.	1,799	24,793
*	Nippon Chemi-Con Corp.	5,200	52,318
	Nippon Concept Corp.	2,200	30,508
	Nippon Densetsu Kogyo Co. Ltd.	9,600	145,159
	Nippon Dry-Chemical Co. Ltd.	1,600	19,446
	Nippon Electric Glass Co. Ltd.	19,200	348,742
	Nippon Express Holdings, Inc.	15,400	902,921
	Nippon Fine Chemical Co. Ltd.	2,700	55,584
	Nippon Gas Co. Ltd.	29,300	431,167
	Nippon Hume Corp.	6,600	35,382
	Nippon Kodoshi Corp.	1,600	23,980
	Nippon Light Metal Holdings Co. Ltd.	15,081	161,027
	Nippon Paint Holdings Co. Ltd.	8,500	77,879
*	Nippon Paper Industries Co. Ltd.	23,978	233,032
#	Nippon Parking Development Co. Ltd.	51,500	77,612
	Nippon Pillar Packing Co. Ltd.	5,000	156,695
	Nippon Piston Ring Co. Ltd.	2,300	27,677
#	Nippon Rietec Co. Ltd.	4,000	40,062
	Nippon Road Co. Ltd.	1,000	67,645
	Nippon Seiki Co. Ltd.	13,400	93,825
	Nippon Seisen Co. Ltd.	600	20,185

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Sharyo Ltd.	2,200	$31,473
*	Nippon Sheet Glass Co. Ltd.	24,600	112,134
	Nippon Shinyaku Co. Ltd.	5,700	230,506
	Nippon Shokubai Co. Ltd.	5,300	204,032
	Nippon Signal Company Ltd.	11,500	82,433
	Nippon Soda Co. Ltd.	6,500	244,414
	Nippon Telegraph & Telephone Corp.	907,500	1,040,647
	Nippon Thompson Co. Ltd.	14,800	59,878
#	Nippon Yusen KK	61,200	1,488,761
	Nishikawa Rubber Co. Ltd.	2,100	21,353
	Nishimatsu Construction Co. Ltd.	9,200	239,663
	Nishimatsuya Chain Co. Ltd.	9,200	110,501
	Nishimoto Co. Ltd.	700	23,213
	Nishi-Nippon Financial Holdings, Inc.	33,700	358,985
	Nishi-Nippon Railroad Co. Ltd.	9,200	166,173
	Nishio Holdings Co. Ltd.	4,700	119,415
	Nissan Motor Co. Ltd.	135,600	597,338
	Nissan Shatai Co. Ltd.	17,700	112,788
	Nissan Tokyo Sales Holdings Co. Ltd.	4,900	13,834
	Nissei ASB Machine Co. Ltd.	2,100	60,593
	Nissei Plastic Industrial Co. Ltd.	4,600	32,663
	Nissha Co. Ltd.	9,515	115,106
	Nisshin Group Holdings Co. Ltd.	9,400	34,387
	Nisshin Oillio Group Ltd.	6,200	166,421
	Nisshin Seifun Group, Inc.	23,640	293,160
	Nisshinbo Holdings, Inc.	36,875	316,908
	Nissin Corp.	3,500	64,656
	Nissin Foods Holdings Co. Ltd.	2,600	219,220
	Nisso Corp.	2,800	17,315
	Nissui Corp.	79,600	379,079
	Niterra Co. Ltd.	33,300	704,129
	Nitori Holdings Co. Ltd.	4,300	526,546
	Nitta Corp.	5,800	132,496
#	Nitta Gelatin, Inc.	3,200	16,989
	Nitto Boseki Co. Ltd.	6,500	126,925
	Nitto Denko Corp.	19,800	1,407,998
	Nitto Fuji Flour Milling Co. Ltd.	600	20,683
	Nitto Kogyo Corp.	7,300	186,784
	Nitto Kohki Co. Ltd.	3,400	46,280
	Nitto Seiko Co. Ltd.	6,900	29,397
	Nittoc Construction Co. Ltd.	6,700	54,044
	NJS Co. Ltd.	1,500	31,961
	Noda Corp.	2,000	16,701
	Noevir Holdings Co. Ltd.	3,600	137,211
	Nojima Corp.	17,000	165,941
	NOK Corp.	19,600	295,126
	Nomura Holdings, Inc.	169,900	702,872
	Nomura Holdings, Inc., Sponsored ADR	61,247	256,012
	Nomura Micro Science Co. Ltd.	1,400	62,049
	Nomura Real Estate Holdings, Inc.	22,700	563,029
	Nomura Research Institute Ltd.	15,989	454,326
	Noritake Co. Ltd.	2,700	105,292
	Noritsu Koki Co. Ltd.	5,600	97,109
	Noritz Corp.	8,000	98,229
	North Pacific Bank Ltd.	66,400	145,037
	NS Solutions Corp.	2,700	70,863
	NS Tool Co. Ltd.	3,500	27,881
	NSD Co. Ltd.	14,000	274,214
	NSK Ltd.	64,202	415,553

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NSW, Inc.	1,800	$31,445
	NTN Corp.	107,821	242,269
	NTT Data Group Corp.	42,500	591,226
	Oat Agrio Co. Ltd.	1,200	17,026
	Obara Group, Inc.	2,300	67,190
	Obayashi Corp.	63,100	583,412
#	OBIC Business Consultants Co. Ltd.	1,400	58,800
	Obic Co. Ltd.	1,300	212,732
	Ochi Holdings Co. Ltd.	1,000	9,461
	Odakyu Electric Railway Co. Ltd.	16,899	246,902
	Ogaki Kyoritsu Bank Ltd.	9,300	128,068
	Ohara, Inc.	1,700	16,797
#	Ohashi Technica, Inc.	3,300	37,050
	Ohba Co. Ltd.	1,700	10,837
	Ohsho Food Service Corp.	2,100	99,986
	Oiles Corp.	6,940	94,603
#*	Oisix ra daichi, Inc.	2,100	34,524
	Oita Bank Ltd.	3,900	67,353
	Oji Holdings Corp.	170,300	672,395
	Okabe Co. Ltd.	10,200	51,930
#	Okada Aiyon Corp.	800	13,108
	Okamoto Machine Tool Works Ltd.	1,100	44,408
	Okamura Corp.	12,400	177,925
	Okasan Securities Group, Inc.	37,200	148,220
	Oki Electric Industry Co. Ltd.	22,348	141,183
	Okinawa Cellular Telephone Co.	7,400	156,326
	Okinawa Financial Group, Inc.	5,080	79,975
	OKUMA Corp.	5,100	258,725
	Okumura Corp.	8,000	239,266
	Okura Industrial Co. Ltd.	2,600	43,751
	Okuwa Co. Ltd.	5,900	36,123
	Olympus Corp.	49,200	802,793
	Omron Corp.	6,400	343,528
	Onoken Co. Ltd.	4,000	47,823
	Onward Holdings Co. Ltd.	18,000	72,636
	Ootoya Holdings Co. Ltd.	900	26,454
	Open House Group Co. Ltd.	11,800	449,017
	Open Up Group, Inc.	10,700	167,833
	Optex Group Co. Ltd.	7,100	93,166
*	Optim Corp.	3,400	23,364
	Optorun Co. Ltd.	6,300	104,608
#	Oracle Corp.	3,400	238,335
	Organo Corp.	7,200	208,681
	Oricon, Inc.	2,300	16,127
	Orient Corp.	14,980	117,214
	Oriental Consultants Holdings Co. Ltd.	500	11,025
	Oriental Land Co. Ltd.	9,500	364,359
	Oriental Shiraishi Corp.	31,900	69,780
	ORIX Corp.	89,400	1,719,745
	Oro Co. Ltd.	1,400	18,489
	Osaka Gas Co. Ltd.	20,800	327,285
	Osaka Organic Chemical Industry Ltd.	4,200	77,920
	Osaka Soda Co. Ltd.	2,700	109,958
	Osaka Steel Co. Ltd.	3,400	39,252
#	OSAKA Titanium Technologies Co. Ltd.	3,700	93,395
	Osaki Electric Co. Ltd.	11,100	44,772
	OSG Corp.	15,600	207,934
	Otsuka Corp.	9,600	399,776
#	OUG Holdings, Inc.	1,000	17,298

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Outsourcing, Inc.	28,700	$293,624
	Oyo Corp.	5,800	107,357
#	Ozu Corp.	700	7,824
	Pacific Industrial Co. Ltd.	10,876	104,689
	Pack Corp.	3,200	74,765
	PAL GROUP Holdings Co. Ltd.	5,000	146,736
	PALTAC Corp.	4,800	161,274
	Pan Pacific International Holdings Corp.	40,700	804,704
	Panasonic Holdings Corp.	222,801	2,750,118
	Paraca, Inc.	1,500	21,401
	Paramount Bed Holdings Co. Ltd.	10,200	167,072
*	Park24 Co. Ltd.	28,800	379,946
	Parker Corp.	3,000	15,602
	Pasona Group, Inc.	6,100	72,292
	PCI Holdings, Inc.	1,100	8,703
#	Pegasus Co. Ltd.	5,300	21,351
	Penta-Ocean Construction Co. Ltd.	60,200	326,761
	People Dreams & Technologies Group Co. Ltd.	1,400	17,632
*	PeptiDream, Inc.	22,000	280,066
	Persol Holdings Co. Ltd.	17,300	342,205
	PHC Holdings Corp.	6,400	67,873
*	PIA Corp.	1,400	33,287
	Pickles Holdings Co. Ltd.	2,400	21,099
	Pigeon Corp.	26,575	358,938
	Pilot Corp.	6,600	217,483
	Piolax, Inc.	7,100	110,615
#	Plus Alpha Consulting Co. Ltd.	2,700	53,170
	Pola Orbis Holdings, Inc.	3,900	57,199
	Pole To Win Holdings, Inc.	8,400	39,805
*	Port, Inc.	1,900	30,521
	Premium Group Co. Ltd.	8,700	109,823
	Premium Water Holdings, Inc.	700	13,457
	Press Kogyo Co. Ltd.	23,000	103,035
	Pressance Corp.	2,600	37,024
	Prestige International, Inc.	20,100	82,024
	Prima Meat Packers Ltd.	5,699	88,844
	Procrea Holdings, Inc.	8,008	119,341
	Pronexus, Inc.	5,200	38,673
#	Pro-Ship, Inc.	1,900	18,267
	Proto Corp.	6,700	60,007
	PS Mitsubishi Construction Co. Ltd.	10,100	56,433
#	Punch Industry Co. Ltd.	4,300	14,199
	Qol Holdings Co. Ltd.	5,900	70,388
	Quick Co. Ltd.	2,100	35,999
	Raccoon Holdings, Inc.	4,100	20,589
	Raito Kogyo Co. Ltd.	8,000	115,890
	Raiznext Corp.	7,900	80,949
*	Raksul, Inc.	2,600	25,694
	Rakus Co. Ltd.	11,000	186,730
	Rakuten Group, Inc.	35,900	140,612
*	RaQualia Pharma, Inc.	2,800	13,911
	Rasa Corp.	1,700	18,196
	Rasa Industries Ltd.	2,100	31,765
	Raysum Co. Ltd.	636	13,491
	Recruit Holdings Co. Ltd.	59,900	2,074,675
	Relo Group, Inc.	26,000	359,040
	Renaissance, Inc.	2,000	12,808
*	Renesas Electronics Corp.	71,100	1,371,791
	Rengo Co. Ltd.	47,500	302,535

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	RENOVA, Inc.	8,300	$87,667
	Resol Holdings Co. Ltd.	500	16,804
	Resona Holdings, Inc.	180,163	980,820
	Resonac Holdings Corp.	41,400	678,205
	Resorttrust, Inc.	15,000	237,175
	Restar Holdings Corp.	4,900	81,801
	Retail Partners Co. Ltd.	6,800	74,160
	Rheon Automatic Machinery Co. Ltd.	3,400	34,751
	Rhythm Co. Ltd.	1,100	12,570
	Ricoh Co. Ltd.	61,200	544,415
	Ricoh Leasing Co. Ltd.	3,900	120,925
	Ride On Express Holdings Co. Ltd.	1,500	11,218
	Riken Corp.	2,100	49,299
	Riken Keiki Co. Ltd.	2,600	98,366
	Riken Technos Corp.	12,300	59,253
	Riken Vitamin Co. Ltd.	4,400	64,272
	Rinnai Corp.	12,100	263,444
	Rion Co. Ltd.	2,800	43,916
	Riso Kyoiku Co. Ltd.	30,900	57,164
	Rix Corp.	800	18,074
	Rohm Co. Ltd.	7,100	665,328
	Rohto Pharmaceutical Co. Ltd.	17,000	362,348
	Rokko Butter Co. Ltd.	3,500	32,609
	Roland Corp.	3,300	94,084
	Roland DG Corp.	3,200	80,272
	Rorze Corp.	2,700	211,180
	Round One Corp.	48,900	195,742
#	Royal Holdings Co. Ltd.	5,300	98,935
	RS Technologies Co. Ltd.	3,300	70,787
	Ryobi Ltd.	6,600	137,354
	RYODEN Corp.	3,500	55,814
	Ryohin Keikaku Co. Ltd.	51,800	672,632
	Ryosan Co. Ltd.	5,400	170,938
	S Foods, Inc.	4,600	108,522
	S&B Foods, Inc.	1,300	33,545
	Sac's Bar Holdings, Inc.	4,300	30,768
	Saibu Gas Holdings Co. Ltd.	4,800	70,433
	Saison Information Systems Co. Ltd.	1,400	18,518
	Sakai Chemical Industry Co. Ltd.	3,500	48,857
	Sakai Heavy Industries Ltd.	500	18,299
	Sakai Moving Service Co. Ltd.	2,300	86,472
	Sakata INX Corp.	11,900	102,573
#	Sakura Internet, Inc.	4,600	34,994
	Sala Corp.	14,300	73,366
	SAMTY Co. Ltd.	4,700	75,078
	San Holdings, Inc.	2,600	41,820
	San ju San Financial Group, Inc.	6,050	73,946
	San-A Co. Ltd.	3,400	112,686
	San-Ai Obbli Co. Ltd.	15,800	179,917
	Sanei Architecture Planning Co. Ltd.	2,700	29,139
	Sangetsu Corp.	8,700	159,712
	San-In Godo Bank Ltd.	32,976	213,455
	Sanken Electric Co. Ltd.	4,700	480,192
	Sanki Engineering Co. Ltd.	9,000	97,798
	Sanko Gosei Ltd.	4,500	19,910
	Sanko Metal Industrial Co. Ltd.	800	25,716
	Sankyo Frontier Co. Ltd.	1,100	29,579
	Sankyo Seiko Co. Ltd.	8,500	41,223
	Sankyo Tateyama, Inc.	6,600	44,663

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sankyu, Inc.	12,300	$426,530
	Sanoh Industrial Co. Ltd.	8,500	51,610
	Sanrio Co. Ltd.	4,700	218,847
	Sansei Technologies, Inc.	2,400	21,073
	Sansha Electric Manufacturing Co. Ltd.	2,800	29,161
	Sanshin Electronics Co. Ltd.	2,600	39,719
	Santen Pharmaceutical Co. Ltd.	50,000	436,917
	Sanwa Holdings Corp.	39,800	541,285
	Sanyo Chemical Industries Ltd.	3,100	94,357
	Sanyo Denki Co. Ltd.	2,500	126,806
	Sanyo Shokai Ltd.	3,599	51,878
	Sanyo Special Steel Co. Ltd.	6,500	130,580
	Sanyo Trading Co. Ltd.	4,800	46,048
	Sata Construction Co. Ltd.	3,000	9,855
	Sato Foods Co. Ltd.	300	10,867
	Sato Holdings Corp.	6,600	92,427
	Sato Shoji Corp.	3,600	38,868
	Satori Electric Co. Ltd.	3,200	33,441
	SB Technology Corp.	2,100	38,238
	SBI Global Asset Management Co. Ltd.	6,900	26,518
	SBI Holdings, Inc.	28,400	599,731
	SBS Holdings, Inc.	6,000	142,326
	SCREEN Holdings Co. Ltd.	6,100	659,101
	Scroll Corp.	9,300	63,409
	SCSK Corp.	17,100	284,288
	SEC Carbon Ltd.	500	37,436
	Seibu Electric & Machinery Co. Ltd.	1,200	12,226
	Seibu Holdings, Inc.	19,600	217,941
	Seika Corp.	2,100	29,756
	Seikagaku Corp.	8,300	45,189
	Seikitokyu Kogyo Co. Ltd.	9,100	92,463
	Seiko Epson Corp.	52,500	862,140
	Seiko Group Corp.	7,299	134,936
	Seino Holdings Co. Ltd.	32,500	511,502
#	Seiren Co. Ltd.	7,900	136,501
	Sekisui Chemical Co. Ltd.	50,200	762,513
#	Sekisui House Ltd.	35,500	724,260
	Sekisui Jushi Corp.	5,900	92,709
	Sekisui Kasei Co. Ltd.	7,400	23,583
#	SEMITEC Corp.	1,200	19,333
	Senko Group Holdings Co. Ltd.	31,000	224,401
	Senshu Electric Co. Ltd.	3,200	90,273
	Senshu Ikeda Holdings, Inc.	61,400	112,842
*	Senshukai Co. Ltd.	8,300	23,293
	Septeni Holdings Co. Ltd.	8,000	22,822
	SERAKU Co. Ltd.	1,400	13,466
	Seria Co. Ltd.	9,800	164,380
	Seven & I Holdings Co. Ltd.	80,900	3,356,143
	Seven Bank Ltd.	123,800	268,890
	SG Holdings Co. Ltd.	28,800	420,293
*	Sharingtechnology, Inc.	6,400	26,575
#*	Sharp Corp.	47,457	282,187
	Shibaura Electronics Co. Ltd.	2,300	115,964
	Shibaura Machine Co. Ltd.	3,900	124,683
	Shibaura Mechatronics Corp.	1,000	167,393
	Shibusawa Warehouse Co. Ltd.	2,600	56,429
	Shibuya Corp.	3,900	72,185
#	Shidax Corp.	11,600	52,058
*	SHIFT, Inc.	1,800	425,803

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shiga Bank Ltd.	10,700	$229,229
	Shikibo Ltd.	2,900	21,154
	Shikoku Bank Ltd.	9,300	60,944
	Shikoku Kasei Holdings Corp.	11,400	113,692
	Shima Seiki Manufacturing Ltd.	7,600	104,028
	Shimamura Co. Ltd.	3,600	356,529
	Shimano, Inc.	4,093	616,926
	Shimizu Bank Ltd.	3,400	36,625
	Shimizu Corp.	70,900	488,468
	Shimojima Co. Ltd.	2,400	18,496
	Shin Maint Holdings Co. Ltd.	1,300	10,840
	Shin Nippon Air Technologies Co. Ltd.	2,800	46,972
#	Shin Nippon Biomedical Laboratories Ltd.	5,300	78,200
	Shinagawa Refractories Co. Ltd.	1,600	70,957
	Shindengen Electric Manufacturing Co. Ltd.	2,200	50,729
	Shin-Etsu Chemical Co. Ltd.	107,000	3,525,098
	Shin-Etsu Polymer Co. Ltd.	10,400	103,294
	Shinki Bus Co. Ltd.	600	14,422
	Shinko Electric Industries Co. Ltd.	10,400	420,481
	Shinko Shoji Co. Ltd.	6,300	50,301
	Shinmaywa Industries Ltd.	14,700	148,429
	Shinnihon Corp.	8,500	75,815
	Shin-Nihon Tatemono Co. Ltd.	3,800	15,048
	Shinnihonseiyaku Co. Ltd.	1,400	14,569
	Shinsho Corp.	1,400	60,235
	Shinwa Co. Ltd.	2,600	41,034
	Shinwa Co. Ltd.	1,900	10,520
	Ship Healthcare Holdings, Inc.	17,100	276,960
#	Shizuki Electric Co., Inc.	3,200	12,090
	Shizuoka Financial Group, Inc.	62,600	522,842
	Shizuoka Gas Co. Ltd.	14,300	110,543
#	SHO-BOND Holdings Co. Ltd.	5,100	207,136
	Shoei Co. Ltd.	11,000	199,987
	Shoei Foods Corp.	2,200	66,949
	Shofu, Inc.	2,600	43,495
	Showa Sangyo Co. Ltd.	4,700	90,755
	SIGMAXYZ Holdings, Inc.	6,500	60,806
	Siix Corp.	7,900	85,506
*	Simplex Holdings, Inc.	3,100	62,590
	Sinanen Holdings Co. Ltd.	1,900	52,410
	Sinfonia Technology Co. Ltd.	6,900	83,731
	Sinko Industries Ltd.	4,500	62,257
	Sintokogio Ltd.	10,000	73,603
	SK Kaken Co. Ltd.	1,000	51,680
	SK-Electronics Co. Ltd.	2,100	23,649
	SKY Perfect JSAT Holdings, Inc.	38,100	159,099
#*	Skylark Holdings Co. Ltd.	44,100	570,631
	SMC Corp.	1,000	522,563
	SMK Corp.	1,100	20,656
	SMS Co. Ltd.	16,400	348,342
#	Snow Peak, Inc.	6,200	77,044
	Soda Nikka Co. Ltd.	4,200	25,446
	Sodick Co. Ltd.	13,900	71,099
#	Soft99 Corp.	3,800	36,238
	SoftBank Corp.	121,900	1,353,638
	SoftBank Group Corp.	36,800	1,871,736
	Softcreate Holdings Corp.	2,600	31,090
	Software Service, Inc.	600	43,361
	Sohgo Security Services Co. Ltd.	70,500	431,034

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Soken Chemical & Engineering Co. Ltd.	2,200	$29,688
	Solasto Corp.	16,700	81,974
	Soliton Systems KK	2,100	18,351
	Sompo Holdings, Inc.	11,500	508,424
	Sony Group Corp.	75,100	7,034,334
	Sotetsu Holdings, Inc.	11,642	225,294
	Souken Ace Co. Ltd.	31,300	7,941
	Space Co. Ltd.	4,390	34,095
	Sparx Group Co. Ltd.	4,840	51,486
	SPK Corp.	2,200	28,468
	S-Pool, Inc.	16,400	63,319
	Square Enix Holdings Co. Ltd.	3,700	171,381
	SRA Holdings	2,600	59,010
#*	SRE Holdings Corp.	1,500	38,733
	ST Corp.	2,000	21,428
	St. Marc Holdings Co. Ltd.	800	10,903
	Stanley Electric Co. Ltd.	12,300	227,295
	Star Mica Holdings Co. Ltd.	6,400	27,798
	Star Micronics Co. Ltd.	8,300	103,396
	Starts Corp., Inc.	9,300	192,848
	Starzen Co. Ltd.	4,200	68,752
	St-Care Holding Corp.	2,700	14,890
	Stella Chemifa Corp.	2,900	63,788
	Step Co. Ltd.	2,300	28,641
	STI Foods Holdings, Inc.	500	12,151
	Strike Co. Ltd.	1,700	35,903
#	Studio Alice Co. Ltd.	3,200	48,612
	Subaru Corp.	111,800	2,119,009
	Subaru Enterprise Co. Ltd.	400	28,527
	Sugi Holdings Co. Ltd.	6,600	294,232
	Sugimoto & Co. Ltd.	2,600	38,674
	SUMCO Corp.	62,900	916,574
	Sumida Corp.	8,500	87,654
	Sumitomo Densetsu Co. Ltd.	4,100	91,373
	Sumitomo Electric Industries Ltd.	71,400	915,488
	Sumitomo Forestry Co. Ltd.	34,900	842,134
	Sumitomo Heavy Industries Ltd.	21,800	536,581
	Sumitomo Metal Mining Co. Ltd.	49,400	1,706,039
	Sumitomo Mitsui Construction Co. Ltd.	37,320	99,004
	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	11,351	105,791
	Sumitomo Mitsui Financial Group, Inc.	49,800	2,333,212
	Sumitomo Mitsui Trust Holdings, Inc.	29,700	1,155,381
	Sumitomo Realty & Development Co. Ltd.	30,000	803,982
	Sumitomo Riko Co. Ltd.	5,500	31,678
	Sumitomo Rubber Industries Ltd.	35,125	359,150
	Sumitomo Seika Chemicals Co. Ltd.	2,400	78,582
	Sumitomo Warehouse Co. Ltd.	14,500	249,183
	Sun Corp.	2,100	28,800
	Sun Frontier Fudousan Co. Ltd.	9,900	105,111
	Suncall Corp.	3,600	13,713
	Sundrug Co. Ltd.	14,300	422,127
	Suntory Beverage & Food Ltd.	14,300	509,037
	Sun-Wa Technos Corp.	3,300	52,705
	Suruga Bank Ltd.	39,300	165,372
	Suzuden Corp.	1,500	23,278
	Suzuken Co. Ltd.	13,750	401,468
	Suzuki Co. Ltd.	4,100	26,696
	Suzuki Motor Corp.	31,600	1,269,232
	SWCC Corp.	5,900	81,214

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	SymBio Pharmaceuticals Ltd.	5,100	$15,005
	Synchro Food Co. Ltd.	2,100	10,693
	System Information Co. Ltd.	4,200	21,670
	System Research Co. Ltd.	1,200	21,681
	System Support, Inc.	900	12,445
	Systems Engineering Consultants Co. Ltd.	500	10,493
	Systena Corp.	64,600	123,739
	Syuppin Co. Ltd.	3,700	28,373
	T Hasegawa Co. Ltd.	6,900	164,803
	T RAD Co. Ltd.	1,500	19,427
	T&D Holdings, Inc.	44,300	720,265
	T&K Toka Co. Ltd.	6,000	50,318
	Tachibana Eletech Co. Ltd.	4,880	94,066
	Tachikawa Corp.	2,800	24,947
	Tachi-S Co. Ltd.	7,100	77,797
	Tadano Ltd.	26,800	210,313
	Taihei Dengyo Kaisha Ltd.	4,200	131,388
	Taiho Kogyo Co. Ltd.	4,700	27,676
	Taikisha Ltd.	5,100	151,853
	Taisei Corp.	11,900	450,967
	Taisei Lamick Co. Ltd.	1,500	32,049
	Taisho Pharmaceutical Holdings Co. Ltd.	7,050	271,829
	Taiyo Holdings Co. Ltd.	8,400	157,202
	Taiyo Yuden Co. Ltd.	27,700	825,995
	Takamatsu Construction Group Co. Ltd.	4,400	83,571
	Takamiya Co. Ltd.	4,700	17,501
	Takaoka Toko Co. Ltd.	3,000	44,835
	Takara & Co. Ltd.	3,000	49,094
	Takara Standard Co. Ltd.	9,200	120,534
	Takasago International Corp.	3,600	72,374
	Takasago Thermal Engineering Co. Ltd.	9,400	169,723
	Takashima & Co. Ltd.	600	15,421
	Takashimaya Co. Ltd.	35,800	520,406
	Takasho Co. Ltd.	3,000	13,969
	Take & Give Needs Co. Ltd.	3,900	32,943
	TAKEBISHI Corp.	2,200	27,786
	Takeuchi Manufacturing Co. Ltd.	7,500	235,034
	Taki Chemical Co. Ltd.	400	11,643
	Takuma Co. Ltd.	8,100	88,633
#	Tama Home Co. Ltd.	4,700	115,928
	Tamron Co. Ltd.	4,300	136,333
	Tamura Corp.	16,000	69,420
#	Tanseisha Co. Ltd.	9,100	50,138
	Tatsuta Electric Wire & Cable Co. Ltd.	10,600	53,295
	Tay Two Co. Ltd.	17,800	26,797
	Tayca Corp.	4,200	44,160
	Tazmo Co. Ltd.	2,800	49,229
	TBS Holdings, Inc.	7,500	140,341
	TDC Soft, Inc.	2,800	38,339
	TDK Corp.	55,400	2,122,277
	TechMatrix Corp.	9,900	108,614
	Techno Medica Co. Ltd.	900	13,450
	Techno Quartz, Inc.	800	23,772
	Techno Ryowa Ltd.	1,600	12,139
	Techno Smart Corp.	2,600	29,700
	Technoflex Corp.	700	5,352
#	TechnoPro Holdings, Inc.	17,400	450,487
	Tecnos Japan, Inc.	1,700	7,540
	Teikoku Electric Manufacturing Co. Ltd.	2,400	44,666

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Teikoku Sen-I Co. Ltd.	4,600	$54,924
	Teikoku Tsushin Kogyo Co. Ltd.	1,600	18,720
	Tekken Corp.	3,300	47,414
#	Temairazu, Inc.	400	11,101
	Tenma Corp.	4,400	81,658
	Tenpos Holdings Co. Ltd.	600	10,521
	Tera Probe, Inc.	800	21,559
	Terasaki Electric Co. Ltd.	600	5,781
	Terumo Corp.	10,800	353,690
#	TESEC Corp.	1,300	30,150
	Tess Holdings Co. Ltd.	3,400	13,758
	T-Gaia Corp.	4,400	55,555
	THK Co. Ltd.	22,900	459,099
	TIS, Inc.	21,000	532,640
	TKC Corp.	5,200	135,209
*	TKP Corp.	3,300	66,010
	Toa Corp.	6,200	44,188
	Toa Corp.	4,100	93,586
	TOA ROAD Corp.	2,400	81,075
	Toagosei Co. Ltd.	29,500	279,793
	Toba, Inc.	500	11,740
	Tobishima Corp.	5,970	57,693
	Tobu Railway Co. Ltd.	9,700	256,682
	TOC Co. Ltd.	9,500	40,938
	Tocalo Co. Ltd.	13,600	138,220
	Tochigi Bank Ltd.	29,200	58,621
	Toda Corp.	49,600	276,255
*	Toda Kogyo Corp.	700	10,760
#	Toei Animation Co. Ltd.	800	72,564
	Toei Co. Ltd.	200	25,428
	Toell Co. Ltd.	1,900	10,101
	Toenec Corp.	2,000	52,845
	Toho Bank Ltd.	57,400	99,737
	Toho Co. Ltd.	2,600	101,356
	Toho Co. Ltd.	2,500	47,408
	Toho Gas Co. Ltd.	10,700	200,480
#	Toho Holdings Co. Ltd.	13,300	259,319
#	Toho Titanium Co. Ltd.	8,500	121,406
	Toho Zinc Co. Ltd.	3,500	43,619
	Tohoku Bank Ltd.	1,800	13,626
	Tohokushinsha Film Corp.	5,700	41,880
	Tokai Carbon Co. Ltd.	48,300	429,704
	Tokai Corp.	4,900	66,065
	TOKAI Holdings Corp.	24,539	156,332
	Tokai Rika Co. Ltd.	13,600	215,184
	Tokai Tokyo Financial Holdings, Inc.	51,400	158,460
	Token Corp.	1,110	58,497
	Tokio Marine Holdings, Inc.	130,400	2,998,546
	Tokushu Tokai Paper Co. Ltd.	2,300	54,692
	Tokyo Base Co. Ltd.	4,600	11,047
	Tokyo Century Corp.	9,300	364,258
	Tokyo Electron Device Ltd.	1,800	129,589
	Tokyo Electron Ltd.	19,200	2,881,669
	Tokyo Energy & Systems, Inc.	4,500	31,443
	Tokyo Gas Co. Ltd.	20,900	473,930
	Tokyo Individualized Educational Institute, Inc.	7,600	25,284
	Tokyo Keiki, Inc.	2,000	18,331
	Tokyo Kiraboshi Financial Group, Inc.	7,022	185,823
	Tokyo Ohka Kogyo Co. Ltd.	5,700	360,021

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Tokyo Rakutenchi Co. Ltd.	900	$26,042
	Tokyo Sangyo Co. Ltd.	6,600	40,562
	Tokyo Seimitsu Co. Ltd.	8,700	481,916
	Tokyo Steel Manufacturing Co. Ltd.	13,700	165,727
	Tokyo Tatemono Co. Ltd.	46,900	626,748
	Tokyu Construction Co. Ltd.	21,564	116,690
	Tokyu Corp.	27,700	351,449
	Tokyu Fudosan Holdings Corp.	153,943	915,182
	Toli Corp.	10,700	26,801
	Tomoe Corp.	5,400	20,221
	Tomoe Engineering Co. Ltd.	2,000	41,105
	Tomoku Co. Ltd.	3,500	54,695
	TOMONY Holdings, Inc.	38,500	109,211
	Tomy Co. Ltd.	21,600	292,220
	Tonami Holdings Co. Ltd.	1,300	46,994
	Topcon Corp.	24,400	296,935
	Toppan, Inc.	23,300	548,447
	Topre Corp.	10,400	119,857
	Topy Industries Ltd.	1,000	17,397
	Toray Industries, Inc.	152,700	855,030
	Torex Semiconductor Ltd.	1,600	27,292
	Toridoll Holdings Corp.	11,600	286,523
	Torigoe Co. Ltd.	4,100	18,197
	Torii Pharmaceutical Co. Ltd.	3,700	93,967
	Torishima Pump Manufacturing Co. Ltd.	4,500	59,873
	Tosei Corp.	8,900	110,352
	Toshiba Corp.	8,200	264,747
	Toshiba TEC Corp.	5,800	168,468
	Tosho Co. Ltd.	1,600	16,158
	Tosoh Corp.	52,300	683,596
	Totech Corp.	2,100	78,358
	Totetsu Kogyo Co. Ltd.	6,300	120,628
	TOTO Ltd.	10,999	338,132
#	Tottori Bank Ltd.	2,400	20,712
	Toukei Computer Co. Ltd.	700	30,878
	Towa Bank Ltd.	9,200	38,013
	Towa Corp.	5,200	98,112
	Towa Pharmaceutical Co. Ltd.	8,100	102,481
	Toyo Construction Co. Ltd.	24,800	188,433
	Toyo Corp.	5,600	55,460
*	Toyo Engineering Corp.	7,500	34,321
	Toyo Gosei Co. Ltd.	1,400	83,928
	Toyo Ink SC Holdings Co. Ltd.	9,100	140,290
	Toyo Kanetsu KK	2,200	57,482
#	Toyo Machinery & Metal Co. Ltd.	4,900	23,860
	Toyo Securities Co. Ltd.	14,000	33,712
	Toyo Seikan Group Holdings Ltd.	25,200	409,649
	Toyo Suisan Kaisha Ltd.	2,600	107,542
	Toyo Tanso Co. Ltd.	3,500	140,320
	Toyo Tire Corp.	29,500	399,438
	Toyobo Co. Ltd.	20,600	157,196
	Toyoda Gosei Co. Ltd.	15,400	328,702
	Toyota Boshoku Corp.	16,900	308,339
	Toyota Industries Corp.	5,600	404,696
	TPR Co. Ltd.	6,600	83,899
	Traders Holdings Co. Ltd.	4,900	22,317
	Trancom Co. Ltd.	2,400	118,930
	Transaction Co. Ltd.	3,200	39,857
	Transcosmos, Inc.	6,900	169,153

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TRE Holdings Corp.	11,200	$97,292
	Treasure Factory Co. Ltd.	3,800	37,493
	Trend Micro, Inc.	11,500	543,326
	Tri Chemical Laboratories, Inc.	2,500	46,424
	Trusco Nakayama Corp.	10,900	167,937
	TS Tech Co. Ltd.	22,400	289,401
	TSI Holdings Co. Ltd.	13,100	66,474
#	Tsubaki Nakashima Co. Ltd.	11,229	65,000
	Tsubakimoto Chain Co.	7,100	189,300
	Tsubakimoto Kogyo Co. Ltd.	1,200	40,172
	Tsugami Corp.	10,600	93,033
	Tsukishima Holdings Co. Ltd.	6,600	59,547
#	Tsukuba Bank Ltd.	28,700	44,641
	Tsumura & Co.	14,882	276,950
	Tsuruha Holdings, Inc.	8,000	614,370
	Tsurumi Manufacturing Co. Ltd.	4,800	87,397
	Tsutsumi Jewelry Co. Ltd.	1,500	25,160
	Tsuzuki Denki Co. Ltd.	1,700	25,451
	TV Asahi Holdings Corp.	6,600	83,281
	Tv Tokyo Holdings Corp.	2,500	60,980
	UACJ Corp.	8,900	178,231
	UBE Corp.	6,800	124,115
	Ubicom Holdings, Inc.	1,100	11,065
	Uchida Yoko Co. Ltd.	2,300	89,335
#	Ueki Corp.	400	4,005
	Ukai Co. Ltd.	600	16,110
	ULS Group, Inc.	1,300	34,677
	Ultrafabrics Holdings Co. Ltd.	2,000	32,963
	Ulvac, Inc.	12,300	528,174
	Unicharm Corp.	15,000	554,980
	Union Tool Co.	1,200	27,793
	Unipres Corp.	10,300	82,234
	United Arrows Ltd.	3,400	57,384
	United Super Markets Holdings, Inc.	15,300	120,420
	UNITED, Inc.	4,800	29,011
*	Unitika Ltd.	18,800	30,970
	Urbanet Corp. Co. Ltd.	9,100	21,434
	Usen-Next Holdings Co. Ltd.	3,900	90,208
	User Local, Inc.	1,200	18,651
	Ushio, Inc.	22,700	314,490
	USS Co. Ltd.	28,600	495,926
*	UT Group Co. Ltd.	7,400	149,574
#*	UUUM Co. Ltd.	2,800	13,244
	V Technology Co. Ltd.	2,900	50,514
	Valor Holdings Co. Ltd.	9,451	141,942
	Valqua Ltd.	4,800	131,285
*	Valtes Co. Ltd.	600	15,813
#	Value HR Co. Ltd.	2,800	25,761
	ValueCommerce Co. Ltd.	5,100	48,788
#	Valuence Holdings, Inc.	1,100	21,689
#	V-Cube, Inc.	4,000	12,901
	Vector, Inc.	6,200	57,197
	Vertex Corp.	6,180	67,626
*	Village Vanguard Co. Ltd.	1,200	9,110
	VINX Corp.	1,100	10,020
*	Vision, Inc.	7,100	87,996
*	Visional, Inc.	5,100	280,598
	Vital KSK Holdings, Inc.	10,000	69,815
	VT Holdings Co. Ltd.	22,700	85,155

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Wacoal Holdings Corp.	11,300	$245,877
	Wacom Co. Ltd.	25,500	108,638
	Wakachiku Construction Co. Ltd.	2,500	54,797
	Wakita & Co. Ltd.	11,200	101,189
	Warabeya Nichiyo Holdings Co. Ltd.	3,800	73,201
	Waseda Academy Co. Ltd.	2,000	19,751
	Watahan & Co. Ltd.	3,100	29,578
	Watts Co. Ltd.	3,400	15,277
	WDB Holdings Co. Ltd.	1,900	28,107
	Weathernews, Inc.	1,300	58,217
	Welcia Holdings Co. Ltd.	16,260	306,074
	Wellnet Corp.	2,900	11,709
#	West Holdings Corp.	5,757	112,691
	Will Group, Inc.	3,100	24,584
*	WingArc1st, Inc.	3,900	75,087
#	Wood One Co. Ltd.	1,900	16,423
#	Workman Co. Ltd.	2,300	83,954
	World Co. Ltd.	5,800	71,760
	World Holdings Co. Ltd.	2,600	48,828
#*	W-Scope Corp.	2,800	30,324
	Xebio Holdings Co. Ltd.	6,300	50,406
	Yachiyo Industry Co. Ltd.	1,500	14,592
	Yahagi Construction Co. Ltd.	6,700	63,171
	Yakult Honsha Co. Ltd.	4,600	255,235
	YAKUODO Holdings Co. Ltd.	3,000	53,388
	YAMABIKO Corp.	11,400	124,582
	YAMADA Consulting Group Co. Ltd.	2,400	27,139
	Yamada Holdings Co. Ltd.	98,491	297,555
	Yamae Group Holdings Co. Ltd.	2,600	60,685
	Yamagata Bank Ltd.	7,399	59,180
	Yamaguchi Financial Group, Inc.	54,000	419,925
	Yamaha Corp.	4,500	174,367
	Yamaha Motor Co. Ltd.	54,600	1,601,358
	Yamaichi Electronics Co. Ltd.	5,300	85,118
#	YA-MAN Ltd.	7,400	53,020
	Yamanashi Chuo Bank Ltd.	7,300	72,799
	Yamashin-Filter Corp.	5,000	10,779
	Yamatane Corp.	2,600	33,977
	Yamato Corp.	4,700	30,302
	Yamato Holdings Co. Ltd.	21,900	410,143
	Yamato Kogyo Co. Ltd.	9,800	468,629
	Yamaura Corp.	2,200	18,162
	Yamazaki Baking Co. Ltd.	25,100	361,223
	Yamazen Corp.	15,300	130,182
	Yaoko Co. Ltd.	4,400	232,101
	Yaskawa Electric Corp.	14,900	647,707
	Yasuda Logistics Corp.	4,800	34,076
	Yellow Hat Ltd.	8,100	106,426
	Yodogawa Steel Works Ltd.	5,700	136,696
	Yokogawa Bridge Holdings Corp.	11,400	205,090
	Yokogawa Electric Corp.	6,900	129,574
	Yokohama Rubber Co. Ltd.	27,600	618,887
	Yokorei Co. Ltd.	12,100	103,857
	Yokowo Co. Ltd.	3,925	50,738
	Yondenko Corp.	2,200	36,181
	Yondoshi Holdings, Inc.	3,700	50,463
	Yonex Co. Ltd.	10,800	105,561
	Yonkyu Co. Ltd.	800	13,043
	Yorozu Corp.	5,900	38,931

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yoshinoya Holdings Co. Ltd.	8,385	$165,866
	Yotai Refractories Co. Ltd.	3,800	41,695
	Yuasa Trading Co. Ltd.	4,400	140,937
	Yukiguni Maitake Co. Ltd.	3,400	22,114
	Yurtec Corp.	10,600	65,906
	Yushin Precision Equipment Co. Ltd.	4,600	23,794
	Yushiro Chemical Industry Co. Ltd.	2,000	16,949
	Z Holdings Corp.	93,500	260,679
	Zaoh Co. Ltd.	800	14,090
	Zenitaka Corp.	600	13,634
	Zenkoku Hosho Co. Ltd.	11,300	396,680
	Zenrin Co. Ltd.	6,800	42,693
	Zensho Holdings Co. Ltd.	11,600	618,121
	Zeon Corp.	32,100	346,207
	ZERIA Pharmaceutical Co. Ltd.	4,400	72,066
	ZIGExN Co. Ltd.	15,100	83,466
	ZOZO, Inc.	12,500	244,025
#	Zuiko Corp.	4,100	36,648
TOTAL JAPAN			329,641,874
NETHERLANDS — (3.9%)
	Aalberts NV	27,035	1,219,941
Ω	ABN AMRO Bank NV, CVA	49,173	836,099
	Acomo NV	4,752	107,724
*Ω	Adyen NV	357	662,597
	Aegon NV	238,917	1,296,909
#	Aegon NV, Class NY	79,373	427,820
	Akzo Nobel NV	22,289	1,906,799
#*Ω	Alfen NV	3,346	232,190
	Allfunds Group PLC	25,763	167,973
	AMG Critical Materials NV	7,773	317,799
	APERAM SA	13,195	416,422
	Arcadis NV	17,587	771,048
	ASM International NV	3,871	1,839,036
	ASML Holding NV	1,474	1,055,780
	ASML Holding NV	16,394	11,744,747
	ASR Nederland NV	38,823	1,759,824
#*Ω	Basic-Fit NV	7,406	249,984
	BE Semiconductor Industries NV	15,961	1,905,721
	Beter Bed Holding NV	3,857	24,415
	Brunel International NV	4,722	65,734
	Coca-Cola Europacific Partners PLC	17,777	1,121,171
	Corbion NV	13,805	324,420
Ω	CTP NV	7,721	105,793
	Flow Traders Ltd.	8,675	188,725
	ForFarmers NV	11,164	35,040
*	Fugro NV	29,351	523,365
	Heijmans NV, CVA	7,436	102,850
	IMCD NV	10,716	1,623,789
	ING Groep NV	157,316	2,296,289
*	InPost SA	32,710	390,878
	JDE Peet's NV	9,799	295,729
	Kendrion NV	4,504	84,082
	Koninklijke Ahold Delhaize NV	127,593	4,397,945
	Koninklijke BAM Groep NV	75,512	175,705
	Koninklijke KPN NV	588,089	2,127,856
*	Koninklijke Philips NV	18,871	392,019
*	Koninklijke Philips NV	52,827	1,094,047
	Koninklijke Vopak NV	17,235	649,791

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Nedap NV	1,644	$109,947
	NN Group NV	42,054	1,612,137
*	NX Filtration NV	941	10,036
	Ordina NV	25,878	162,184
*	Pharming Group NV	110,090	138,955
#	PostNL NV	69,986	142,119
	Prosus NV	19,535	1,545,362
	Randstad NV	25,460	1,491,586
	SBM Offshore NV	33,923	492,832
#*	SIF Holding NV	1,516	21,498
Ω	Signify NV	32,292	1,015,308
	Sligro Food Group NV	4,988	96,300
	TKH Group NV	9,161	477,988
*	TomTom NV	12,235	106,888
	Universal Music Group NV	39,613	1,016,070
	Van Lanschot Kempen NV	8,153	267,150
	Wolters Kluwer NV	35,291	4,431,703
TOTAL NETHERLANDS			56,076,119
NEW ZEALAND — (0.4%)
*	a2 Milk Co. Ltd.	49,435	169,609
*	Air New Zealand Ltd.	475,328	233,384
	Arvida Group Ltd.	107,454	83,514
*	Auckland International Airport Ltd.	46,633	243,435
#	Briscoe Group Ltd.	7,212	20,649
	Chorus Ltd.	108,198	578,047
#	Comvita Ltd.	3,438	6,804
	Contact Energy Ltd.	41,045	211,937
	EBOS Group Ltd.	6,829	163,652
	Fisher & Paykel Healthcare Corp. Ltd.	16,366	249,860
	Fletcher Building Ltd.	136,032	471,649
#	Fonterra Co-operative Group Ltd.	11,157	24,461
	Freightways Group Ltd.	36,203	192,580
#*	Gentrack Group Ltd.	5,468	15,227
#	Hallenstein Glasson Holdings Ltd.	9,781	38,887
	Heartland Group Holdings Ltd.	162,662	181,897
	Infratil Ltd.	36,887	228,156
#	Investore Property Ltd.	32,045	29,678
	KMD Brands Ltd.	154,764	87,510
	Mainfreight Ltd.	4,778	201,511
#	Manawa Energy Ltd.	11,068	33,022
	Mercury NZ Ltd.	13,583	55,624
	Meridian Energy Ltd.	29,394	103,169
	Napier Port Holdings Ltd.	14,915	22,242
	NZME Ltd.	18,597	11,428
	NZX Ltd.	88,197	67,377
	Oceania Healthcare Ltd.	146,390	69,089
#	PGG Wrightson Ltd.	9,143	23,816
#	Port of Tauranga Ltd.	20,843	80,306
*	Rakon Ltd.	16,169	7,335
	Restaurant Brands New Zealand Ltd.	9,175	37,003
	Ryman Healthcare Ltd.	37,853	160,328
	Sanford Ltd.	10,430	26,981
	Scales Corp. Ltd.	27,860	57,304
*	Serko Ltd.	6,176	15,360
	Skellerup Holdings Ltd.	33,721	93,466
	SKY Network Television Ltd.	48,329	75,022
	Spark New Zealand Ltd.	107,912	347,428
	Summerset Group Holdings Ltd.	52,429	335,478

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
*	Synlait Milk Ltd.	16,946	$17,106
	TOWER Ltd.	119,202	46,666
	Turners Automotive Group Ltd.	12,070	26,531
	Vector Ltd.	17,959	45,180
*	Vista Group International Ltd.	27,115	31,010
	Warehouse Group Ltd.	33,331	37,279
TOTAL NEW ZEALAND			5,257,997
NORWAY — (1.0%)
	2020 Bulkers Ltd.	3,297	33,969
	ABG Sundal Collier Holding ASA	87,249	48,391
*	Adevinta ASA	11,288	83,498
	AF Gruppen ASA	5,957	79,924
*	Akastor ASA	34,023	36,653
	Aker ASA, Class A	1,556	98,942
	Aker BP ASA	30,730	860,826
*	Aker Carbon Capture ASA	15,045	22,820
	Aker Solutions ASA	50,781	225,730
*	AKVA Group ASA	848	4,762
*	ArcticZymes Technologies ASA	2,840	10,500
	Arendals Fossekompani ASA	429	7,140
	Atea ASA	17,327	235,314
#*	Atlantic Sapphire ASA	2,920	1,775
	Austevoll Seafood ASA	16,912	126,981
*	Axactor ASA	31,466	17,289
	B2Holding ASA	73,842	50,896
	Bakkafrost P/F	2,038	118,599
	Belships ASA	22,994	41,132
*	BLUENORD ASA	5,508	242,199
	Bonheur ASA	5,011	125,942
*	Borr Drilling Ltd.	23,175	203,476
	Borregaard ASA	14,300	233,381
	Bouvet ASA	14,828	91,220
*	BW Energy Ltd.	19,475	57,870
#*	Cadeler AS	14,333	59,488
*	Cloudberry Clean Energy ASA	27,991	32,618
*Ω	Crayon Group Holding ASA	5,858	62,374
	DNB Bank ASA	43,499	896,405
Ω	Elkem ASA	63,053	149,574
Ω	Elmera Group ASA	8,635	17,326
Ω	Entra ASA	6,404	62,464
	Equinor ASA	66,114	2,022,326
Ω	Europris ASA	32,530	197,346
	Gjensidige Forsikring ASA	3,028	47,801
	Grieg Seafood ASA	10,865	78,290
*	Hexagon Composites ASA	19,122	57,051
#*	Hexagon Purus ASA	6,563	13,361
*	Kahoot! ASA	25,419	87,439
Ω	Kid ASA	6,507	52,210
	Kitron ASA	37,227	137,586
*	Kongsberg Automotive ASA	228,468	57,024
	Leroy Seafood Group ASA	37,577	156,337
*	LINK Mobility Group Holding ASA	17,662	24,664
	Medistim ASA	2,115	54,199
	Mowi ASA	18,847	331,330
Ω	Multiconsult ASA	3,394	51,538
#*	NEL ASA	97,037	131,609
*	Nordic Semiconductor ASA	9,664	142,320
	Norsk Hydro ASA	81,489	533,706

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*Ω	Norske Skog ASA	15,581	$69,856
*	Northern Ocean Ltd.	20,657	28,268
*	Norwegian Air Shuttle ASA	29,638	29,584
*	NRC Group ASA	12,819	13,773
*	Odfjell Drilling Ltd.	26,164	74,394
	Odfjell Technology Ltd.	4,361	22,208
*	OKEA ASA	13,270	50,067
Ω	Okeanis Eco Tankers Corp.	3,348	81,291
	Olav Thon Eiendomsselskap ASA	2,062	34,507
	Orkla ASA	24,737	195,195
#	Otello Corp. ASA	11,673	10,596
	Panoro Energy ASA	15,063	45,893
	Pareto Bank ASA	9,248	49,045
*	Pexip Holding ASA	13,572	24,725
*	PGS ASA	192,430	135,317
*	PhotoCure ASA	1,701	8,329
	Protector Forsikring ASA	15,499	253,161
	Rana Gruber ASA, Class A	2,493	14,268
#	Salmar ASA	2,515	116,212
	Sandnes Sparebank	2,270	19,467
Ω	Scatec ASA	17,000	142,086
	Schibsted ASA, Class A	6,556	140,451
	Schibsted ASA, Class B	4,752	93,184
*	SD Standard ETC PLC	56,048	10,402
*	Self Storage Group ASA	7,358	17,187
	Selvaag Bolig ASA	9,716	30,852
#*Ω	Shelf Drilling Ltd.	39,235	96,375
*	Siem Offshore, Inc.	16,167	33,284
	Sparebank 1 Oestlandet	8,533	107,231
	SpareBank 1 Sorost-Norge	8,339	41,113
	SpareBank 1 SR-Bank ASA	16,681	215,293
	Sparebanken More	5,260	39,732
	Stolt-Nielsen Ltd.	7,288	180,200
	Storebrand ASA	34,238	299,275
	Subsea 7 SA	34,627	465,357
	Telenor ASA	32,699	350,041
#	TGS ASA	24,441	326,224
	TOMRA Systems ASA	12,776	196,888
#	Var Energi ASA	36,827	112,696
	Veidekke ASA	22,947	258,725
	Wallenius Wilhelmsen ASA	19,459	135,117
	Wilh Wilhelmsen Holding ASA, Class A	3,074	83,907
#	Yara International ASA	15,126	617,776
TOTAL NORWAY			13,785,177
PORTUGAL — (0.4%)
#	Altri SGPS SA	17,850	83,934
*	Banco Comercial Portugues SA, Class R	3,016,807	823,905
	Corticeira Amorim SGPS SA	9,467	107,299
	CTT-Correios de Portugal SA	12,268	48,425
	EDP - Energias de Portugal SA	142,884	667,531
	EDP Renovaveis SA	14,848	283,610
	Galp Energia SGPS SA	144,100	1,915,033
#*	Greenvolt-Energias Renovaveis SA	6,021	42,063
	Ibersol SGPS SA	6,294	47,899
	Jeronimo Martins SGPS SA	21,470	584,537
	Mota-Engil SGPS SA	14,558	40,069
#	Navigator Co. SA	43,542	152,623
	NOS SGPS SA	51,391	195,134

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	REN - Redes Energeticas Nacionais SGPS SA	56,809	$155,125
	Sonae SGPS SA	248,597	270,290
TOTAL PORTUGAL			5,417,477
SINGAPORE — (1.1%)
	AEM Holdings Ltd.	56,600	160,559
*	Avarga Ltd.	33,400	5,008
	Aztech Global Ltd.	57,700	31,894
*	Banyan Tree Holdings Ltd.	72,700	22,959
*††	Best World International Ltd.	13,000	15,858
	Boustead Singapore Ltd.	79,500	53,239
	BRC Asia Ltd.	25,400	31,907
	Bukit Sembawang Estates Ltd.	43,600	134,494
	Capitaland India Trust	158,786	136,130
	Capitaland Investment Ltd.	144,700	370,357
	Centurion Corp. Ltd.	37,000	12,387
	China Aviation Oil Singapore Corp. Ltd.	71,400	49,710
	China Sunsine Chemical Holdings Ltd.	101,000	31,174
	Chuan Hup Holdings Ltd.	81,300	10,815
	City Developments Ltd.	100,900	561,437
	Civmec Ltd.	20,400	12,577
	ComfortDelGro Corp. Ltd.	279,300	264,900
*	COSCO Shipping International Singapore Co. Ltd.	312,900	36,025
	CSE Global Ltd.	79,800	28,795
	DBS Group Holdings Ltd.	100,059	2,581,226
	Del Monte Pacific Ltd.	107,848	13,774
	Delfi Ltd.	70,200	63,896
	DFI Retail Group Holdings Ltd.	52,300	140,788
	Dyna-Mac Holdings Ltd.	127,500	39,832
*††	Ezion Holdings Ltd.	982,352	0
#*††	Ezra Holdings Ltd.	190,010	0
	Far East Orchard Ltd.	40,710	31,819
	First Resources Ltd.	125,500	142,589
	Food Empire Holdings Ltd.	42,400	34,464
	Fraser & Neave Ltd.	43,400	35,887
	Frasers Property Ltd.	72,300	45,967
	Frencken Group Ltd.	94,100	61,229
	Fu Yu Corp. Ltd.	102,100	12,927
*	Gallant Venture Ltd.	52,000	5,100
	Golden Agri-Resources Ltd.	1,364,100	256,872
	Grand Venture Technology Ltd.	13,700	6,444
	Great Eastern Holdings Ltd.	10,400	145,062
	GuocoLand Ltd.	59,500	69,367
	Haw Par Corp. Ltd.	23,800	172,080
	Ho Bee Land Ltd.	39,400	58,407
	Hong Fok Corp. Ltd.	84,400	62,859
	Hong Leong Asia Ltd.	76,800	37,260
	Hong Leong Finance Ltd.	79,500	152,451
	Hongkong Land Holdings Ltd.	86,900	309,687
	Hotel Grand Central Ltd.	29,489	19,736
	Hour Glass Ltd.	49,200	76,934
	HRnetgroup Ltd.	22,900	12,589
	Hutchison Port Holdings Trust	1,134,700	210,042
*††	Hyflux Ltd.	78,700	0
	iFAST Corp. Ltd.	29,000	123,445
	ISDN Holdings Ltd.	76,900	25,497
	Japfa Ltd.	156,030	27,012
	Keppel Corp. Ltd.	105,400	585,311
*	Mandarin Oriental International Ltd.	25,100	42,143

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*	Marco Polo Marine Ltd.	92,400	$3,674
	Metro Holdings Ltd.	98,700	44,147
	Micro-Mechanics Holdings Ltd.	10,500	14,922
#*††	Midas Holdings Ltd.	218,800	0
	Nanofilm Technologies International Ltd.	51,200	43,916
	Netlink NBN Trust	318,000	205,696
*	Oceanus Group Ltd.	1,247,200	10,378
	Olam Group Ltd.	113,185	111,672
	Oversea-Chinese Banking Corp. Ltd.	118,549	1,186,409
	Oxley Holdings Ltd.	203,909	19,000
	Pan-United Corp. Ltd.	47,875	14,245
	Propnex Ltd.	43,800	33,602
	PSC Corp. Ltd.	88,400	21,972
	Q&M Dental Group Singapore Ltd.	53,640	12,490
	QAF Ltd.	44,382	26,705
	Riverstone Holdings Ltd.	96,800	45,561
	Samudera Shipping Line Ltd.	27,000	16,977
*	SATS Ltd.	42,732	89,989
	SBS Transit Ltd.	11,800	23,081
*	Seatrium Ltd.	6,214,662	658,663
	Sheng Siong Group Ltd.	138,000	170,224
*	SIA Engineering Co. Ltd.	20,500	37,793
	Silverlake Axis Ltd.	131,900	28,779
	Sinarmas Land Ltd.	175,900	25,797
	Sing Holdings Ltd.	67,700	17,815
	Singapore Exchange Ltd.	114,300	835,509
	Singapore Land Group Ltd.	18,100	28,638
	Singapore Post Ltd.	371,500	139,716
	Singapore Telecommunications Ltd.	133,100	266,884
	Stamford Land Corp. Ltd.	199,807	60,862
	StarHub Ltd.	129,600	101,347
	Straits Trading Co. Ltd.	33,040	52,432
*††	Swiber Holdings Ltd.	23,999	0
*††	Swiber Holdings Ltd.	23,999	0
	Tuan Sing Holdings Ltd.	142,475	34,330
	UMS Holdings Ltd.	138,643	114,738
	United Overseas Bank Ltd.	61,870	1,403,427
	UOB-Kay Hian Holdings Ltd.	79,317	81,735
	UOL Group Ltd.	61,051	323,031
	Valuetronics Holdings Ltd.	117,650	48,680
	Venture Corp. Ltd.	49,000	552,422
	Vicom Ltd.	10,800	13,813
	Wee Hur Holdings Ltd.	81,000	11,424
	Wilmar International Ltd.	364,500	1,059,140
	Wing Tai Holdings Ltd.	103,200	110,969
	Yangzijiang Shipbuilding Holdings Ltd.	602,100	697,510
TOTAL SINGAPORE			16,373,035
SPAIN — (2.9%)
	Acciona SA	6,672	1,000,124
	Acerinox SA	46,654	491,146
#	ACS Actividades de Construccion y Servicios SA	35,589	1,244,858
Ω	Aedas Homes SA	2,448	43,799
Ω	Aena SME SA	5,791	924,777
	Alantra Partners SA	3,441	38,252
	Almirall SA	11,282	108,225
*	Amadeus IT Group SA	29,291	2,101,222
*	Amper SA	166,633	19,379
	Applus Services SA	37,672	404,127

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Atresmedia Corp. de Medios de Comunicacion SA	26,412	$109,484
	Banco Bilbao Vizcaya Argentaria SA	654,459	5,187,487
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	80,172	636,566
	Banco de Sabadell SA	1,395,502	1,719,779
	Banco Santander SA	849,458	3,442,243
	Bankinter SA	130,372	843,512
	CaixaBank SA	224,150	906,732
Ω	Cellnex Telecom SA	15,648	639,050
	CIE Automotive SA	12,573	394,045
	Construcciones y Auxiliar de Ferrocarriles SA	4,660	158,910
*	Distribuidora Internacional de Alimentacion SA	2,593,317	43,560
	Ebro Foods SA	15,660	288,687
*	eDreams ODIGEO SA	6,176	45,336
	Elecnor SA	9,837	150,871
	Enagas SA	40,504	718,805
	Ence Energia y Celulosa SA	24,877	75,761
	Endesa SA	29,283	627,618
	Ercros SA	28,572	100,315
	Faes Farma SA	103,012	356,947
	Ferrovial SE	24,729	819,494
	Fluidra SA	10,996	243,179
Ω	Gestamp Automocion SA	49,617	240,890
Ω	Global Dominion Access SA	20,282	85,374
#*	Grenergy Renovables SA	1,444	43,589
*	Grifols SA	34,329	504,304
	Grupo Catalana Occidente SA	8,262	276,208
	Grupo Empresarial San Jose SA	5,655	24,251
	Iberdrola SA	144,844	1,807,876
	Iberpapel Gestion SA	1,804	31,766
	Indra Sistemas SA	35,697	519,164
	Industria de Diseno Textil SA	49,633	1,899,843
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	150,679	146,119
#	Mapfre SA	200,384	416,490
*	Melia Hotels International SA	30,644	224,968
	Naturgy Energy Group SA	13,848	422,235
Ω	Neinor Homes SA	7,095	70,243
*	Obrascon Huarte Lain SA	101,127	54,610
	Pharma Mar SA	1,440	54,140
	Prim SA	748	9,080
*	Promotora de Informaciones SA, Class A	63,603	27,283
Ω	Prosegur Cash SA	95,298	66,681
	Prosegur Compania de Seguridad SA	51,711	95,103
*	Realia Business SA	45,114	50,277
	Redeia Corp. SA	42,373	708,716
	Repsol SA	273,915	4,181,975
	Sacyr SA	105,427	360,423
*	Solaria Energia y Medio Ambiente SA	14,719	230,224
*Ω	Talgo SA	6,346	26,228
	Talgo SA	181	746
*	Tecnicas Reunidas SA	3,786	36,482
	Telefonica SA	948,346	4,040,678
Ω	Unicaja Banco SA	313,905	366,381
	Vidrala SA	5,457	555,586
	Viscofan SA	10,349	671,867
TOTAL SPAIN			42,134,090
SWEDEN — (3.0%)
	AAK AB	4,792	92,108
Ω	AcadeMedia AB	24,266	117,007

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	AddLife AB, Class B	22,015	$179,285
	Addnode Group AB	22,472	171,804
	AddTech AB, Class B	20,999	391,207
	AFRY AB	16,667	231,299
	Alfa Laval AB	4,353	162,948
Ω	Alimak Group AB	12,301	89,455
	Alleima AB	20,317	88,255
	Alligo AB, Class B	4,954	53,592
Ω	Ambea AB	16,818	54,503
*	Annehem Fastigheter AB, Class B	11,599	20,597
#	AQ Group AB	2,513	106,944
	Arjo AB, Class B	46,802	200,242
	Assa Abloy AB, Class B	20,072	482,589
	Atlas Copco AB, Class A	116,779	1,658,949
	Atlas Copco AB, Class B	68,658	847,852
	Atrium Ljungberg AB, Class B	5,609	110,009
*Ω	Attendo AB	23,033	70,009
#	Avanza Bank Holding AB	20,935	474,081
	Axfood AB	9,517	242,622
	Beijer Alma AB	11,022	201,639
	Beijer Ref AB	14,072	191,358
	Bergman & Beving AB	6,396	94,787
*	Besqab AB	3,105	7,959
*	BHG Group AB	26,207	48,647
	Bilia AB, Class A	24,321	255,597
	Billerud Aktiebolag	36,381	310,244
	BioGaia AB, Class B	9,555	94,720
*	BioInvent International AB	5,887	9,940
	Biotage AB	7,458	92,059
	Boliden AB	48,410	1,423,701
	Bonava AB, Class B	21,002	39,516
Ω	Bravida Holding AB	35,681	286,772
	Bufab AB	6,703	196,205
	Bulten AB	2,966	22,667
	Bure Equity AB	14,915	317,321
*	Byggfakta Group Nordic Holdco AB	7,744	24,335
*	Byggmax Group AB	17,498	57,382
#	Castellum AB	19,726	224,642
	Catella AB	11,852	33,099
	Catena AB	4,122	158,348
*	Cavotec SA	8,277	10,783
	Cellavision AB	2,034	42,432
	Cibus Nordic Real Estate AB	3,462	38,930
#	Clas Ohlson AB, Class B	9,411	76,653
	Cloetta AB, Class B	60,701	108,665
*	Collector Bank AB	13,334	43,230
	Concentric AB	9,782	174,370
Ω	Coor Service Management Holding AB	24,001	110,393
#	Corem Property Group AB, Class B	78,647	53,048
	Corem Property Group AB, Class D	592	8,596
	CTT Systems AB	1,306	26,937
	Dedicare AB, Class B	1,325	11,948
	Dios Fastigheter AB	16,550	112,851
#Ω	Dometic Group AB	68,713	511,996
	Duni AB	9,006	80,724
*Ω	Dustin Group AB	2,590	6,756
	Eastnine AB	4,136	43,624
	Elanders AB, Class B	3,364	32,243
	Electrolux AB, Class B	15,191	187,628

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Electrolux Professional AB, Class B	39,232	$221,025
	Elekta AB, Class B	44,475	360,302
*Ω	Eltel AB	14,557	10,834
*	Enea AB	4,184	21,259
	Eolus Vind AB, Class B	3,142	22,397
	Epiroc AB, Class A	37,195	742,622
	Epiroc AB, Class B	21,437	364,195
	Essity AB, Class A	790	19,579
	Essity AB, Class B	13,847	343,354
	eWork Group AB	1,237	15,269
#	Fabege AB	23,498	203,502
	Fagerhult Group AB	11,874	60,693
*	Fastighets AB Balder, Class B	28,152	131,370
*	Fastighets AB Trianon	3,168	5,104
	FastPartner AB, Class A	5,997	26,961
	Fenix Outdoor International AG	737	44,015
	Fortnox AB	50,769	311,611
	G5 Entertainment AB	1,981	38,876
	Getinge AB, Class B	14,931	278,210
	Granges AB	32,211	329,000
*Ω	Green Landscaping Group AB	2,230	15,811
	H & M Hennes & Mauritz AB, Class B	38,377	645,492
	Hanza AB	4,087	32,978
	Heba Fastighets AB, Class B	5,434	14,344
	Hemnet Group AB	5,505	97,518
	Hexagon AB, Class B	42,325	410,375
	Hexatronic Group AB	24,715	187,281
	Hexpol AB	32,580	353,444
	HMS Networks AB	6,297	254,279
*Ω	Hoist Finance AB	17,540	53,451
	Holmen AB, Class B	8,874	341,833
	Hufvudstaden AB, Class A	10,574	129,447
	Husqvarna AB, Class A	4,789	47,291
	Husqvarna AB, Class B	47,753	468,388
	IAR Systems Group AB	876	7,627
	Indutrade AB	22,602	474,333
	Instalco AB	38,758	152,496
#	Intrum AB	14,527	113,183
	INVISIO AB	2,383	49,594
	Inwido AB	16,779	185,155
	ITAB Shop Concept AB	2,085	1,972
	JM AB	14,801	232,552
	Kabe Group AB, Class B	405	8,935
*	Karnov Group AB	14,405	68,075
#*	K-fast Holding AB	6,202	11,850
	KNOW IT AB	5,488	77,529
	Lagercrantz Group AB, Class B	33,877	408,033
	Lifco AB, Class B	16,631	335,312
	Lime Technologies AB	2,073	54,459
	Lindab International AB	13,064	202,540
	Loomis AB	17,059	497,655
#*	Maha Energy AB	6,393	5,284
*	Medcap AB	2,064	61,876
	MEKO AB	9,791	102,197
	Micro Systemation AB, Class B	4,122	20,331
*	Millicom International Cellular SA, SDR	42,292	656,676
	MIPS AB	4,323	195,723
*	Modern Times Group MTG AB, Class B	25,722	167,300
	Momentum Group AB	4,954	50,333

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
Ω	Munters Group AB	21,898	$277,938
	Mycronic AB	11,325	243,711
	NCAB Group AB	27,550	164,869
	NCC AB, Class B	19,075	205,416
	Nederman Holding AB	4,601	90,105
*	Net Insight AB, Class B	65,449	28,080
#	New Wave Group AB, Class B	22,744	206,263
	Nibe Industrier AB, Class B	20,134	181,362
*	Nobia AB	32,265	34,881
	Nordic Paper Holding AB	7,183	21,114
	Nordic Waterproofing Holding AB	7,292	101,030
	Nordnet AB publ	17,294	256,596
*	Note AB	4,162	70,491
	NP3 Fastigheter AB	6,024	101,132
	Nyfosa AB	22,614	143,460
	OEM International AB, Class B	15,928	129,071
*	Ovzon AB	6,827	15,511
*	OX2 AB, Class A	12,353	77,281
	Pandox AB	15,356	181,071
	Peab AB, Class B	46,706	206,611
	Platzer Fastigheter Holding AB, Class B	8,730	66,352
	Prevas AB, Class B	1,295	14,328
	Proact IT Group AB	5,913	43,595
#	Probi AB	444	7,769
	Ratos AB, Class B	43,921	146,011
*	RaySearch Laboratories AB	3,756	25,475
	Rejlers AB	2,814	34,882
Ω	Resurs Holding AB	28,631	69,395
	Rottneros AB	22,228	23,011
	Rvrc Holding AB	6,534	21,094
	Sagax AB, Class B	9,081	201,650
#	Samhallsbyggnadsbolaget i Norden AB	68,347	29,552
#	Samhallsbyggnadsbolaget i Norden AB, Class D	6,917	2,857
	Sandvik AB	60,331	1,225,475
	Scandi Standard AB	16,388	79,548
*Ω	Scandic Hotels Group AB	40,203	158,540
*	Sdiptech AB, Class B	5,184	142,957
	Sectra AB, Class B	19,906	318,746
	Securitas AB, Class B	48,114	409,535
	Sensys Gatso Group AB	1,664	11,758
*	Serneke Group AB	2,074	5,566
#*Ω	Sinch AB	87,421	226,581
*	Sivers Semiconductors AB	39,076	25,047
	Skandinaviska Enskilda Banken AB, Class A	70,104	849,817
	Skandinaviska Enskilda Banken AB, Class C	1,001	12,746
	Skanska AB, Class B	31,134	496,568
	SKF AB, Class A	3,129	59,949
	SKF AB, Class B	43,109	821,331
	SkiStar AB	10,487	113,868
	Solid Forsakring AB	2,863	17,429
	SSAB AB, Class A	42,826	271,908
	SSAB AB, Class B	165,836	1,014,475
*	Stendorren Fastigheter AB	1,726	29,353
*	Stillfront Group AB	110,603	204,684
	Storskogen Group AB, Class B	75,969	78,197
	Svenska Cellulosa AB SCA, Class A	2,088	27,707
	Svenska Cellulosa AB SCA, Class B	31,348	416,536
	Svenska Handelsbanken AB, Class A	53,922	473,433
#	Svenska Handelsbanken AB, Class B	1,480	16,148

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Sweco AB, Class B	17,307	$178,226
	Swedbank AB, Class A	31,847	584,128
	Synsam AB	2,857	11,672
	Systemair AB	21,375	151,748
	Tele2 AB, Class B	77,393	582,350
	Telefonaktiebolaget LM Ericsson, Class A	6,819	36,971
	Telefonaktiebolaget LM Ericsson, Class B	274,598	1,381,358
#	Telia Co. AB	421,705	906,236
	Tethys Oil AB	7,238	36,486
*	TF Bank AB	1,358	19,486
Ω	Thule Group AB	18,610	581,124
*	Tobii AB	17,835	32,796
	Trelleborg AB, Class B	26,473	704,781
	Troax Group AB	8,537	153,760
#*	Truecaller AB, Class B	4,198	16,629
	VBG Group AB, Class B	3,950	73,758
#*	Viaplay Group AB	10,586	45,959
	Vitec Software Group AB, Class B	3,467	197,489
	Volati AB	5,178	48,751
	Volvo AB, Class A	23,046	522,590
	Volvo AB, Class B	159,032	3,508,026
#*	Volvo Car AB, Class B	48,610	240,279
	Wallenstam AB, Class B	32,746	127,659
	Wihlborgs Fastigheter AB	30,534	238,771
	XANO Industri AB, Class B	1,406	14,988
TOTAL SWEDEN			43,687,119
SWITZERLAND — (6.1%)
	ABB Ltd.	63,380	2,543,282
	Accelleron Industries AG	15,863	417,920
	Adecco Group AG	38,933	1,586,688
	Alcon, Inc.	43,142	3,664,678
	Allreal Holding AG	4,218	774,924
	ALSO Holding AG	1,733	396,567
*	Aluflexpack AG	751	13,876
*	ams-OSRAM AG	67,763	599,807
	APG SGA SA	309	64,091
	Arbonia AG	13,910	161,369
*	Aryzta AG	254,915	435,673
	Ascom Holding AG	7,386	100,833
*	Autoneum Holding AG	701	120,801
	Baloise Holding AG	11,819	1,829,449
	Banque Cantonale de Geneve	572	142,898
	Banque Cantonale Vaudoise	6,683	750,109
*	Basilea Pharmaceutica AG	1,686	85,001
	Belimo Holding AG	1,677	903,819
	Bell Food Group AG	588	173,790
	Bellevue Group AG	2,601	79,196
	Berner Kantonalbank AG	1,225	330,203
	BKW AG	3,526	630,957
	Bossard Holding AG, Class A	1,540	359,910
	Bucher Industries AG	1,940	864,489
	Burckhardt Compression Holding AG	746	439,648
	Burkhalter Holding AG	843	90,055
	Bystronic AG	351	245,925
	Calida Holding AG	1,402	57,888
	Carlo Gavazzi Holding AG	117	49,163
	Cembra Money Bank AG	7,525	571,165
#*	Cicor Technologies Ltd.	650	33,095

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Clariant AG	54,828	$898,421
	Coltene Holding AG	985	79,581
	Comet Holding AG	1,700	447,226
	COSMO Pharmaceuticals NV	1,556	79,913
	Daetwyler Holding AG	1,570	310,559
	DKSH Holding AG	9,959	803,621
#*	DocMorris AG	425	26,009
	dormakaba Holding AG	713	347,646
*	DSM-Firmenich AG	12,583	1,387,012
	EFG International AG	26,058	325,082
	Emmi AG	550	538,259
	EMS-Chemie Holding AG	490	408,978
	Energiedienst Holding AG	1,358	65,251
	Evolva Holding SA	89	423
	Feintool International Holding AG	2,163	58,831
	Flughafen Zurich AG	5,552	1,175,343
	Forbo Holding AG	269	386,976
	Fundamenta Real Estate AG	2,077	39,758
Ω	Galenica AG	13,018	1,047,690
#*	GAM Holding AG	40,315	23,997
	Geberit AG	2,995	1,699,668
	Georg Fischer AG	19,911	1,359,846
	Givaudan SA	634	2,140,048
#*	Gurit Holding AG, Class BR	1,110	118,765
	Helvetia Holding AG	10,494	1,552,934
	Hiag Immobilien Holding AG	811	70,722
	Huber & Suhner AG	4,651	401,723
	Hypothekarbank Lenzburg AG	14	69,548
	Implenia AG	3,739	182,119
	Inficon Holding AG	397	508,967
	Interroll Holding AG	152	486,204
	Intershop Holding AG	192	132,535
	Investis Holding SA	821	87,841
	IVF Hartmann Holding AG	71	9,487
	Julius Baer Group Ltd.	39,287	2,782,601
	Jungfraubahn Holding AG	1,339	237,124
	Kardex Holding AG	1,672	418,364
	Komax Holding AG	1,037	254,933
*	Kudelski SA	5,386	10,753
	Kuehne & Nagel International AG	5,313	1,662,416
	Landis & Gyr Group AG	6,063	526,446
	LEM Holding SA	140	336,699
	Liechtensteinische Landesbank AG	3,467	240,487
	Logitech International SA	32,472	2,267,740
	Luzerner Kantonalbank AG	5,296	455,238
Ω	Medacta Group SA	1,739	252,581
	Meier Tobler Group AG	1,442	79,016
	Metall Zug AG, Class B	57	103,412
	Mikron Holding AG	3,174	47,310
	Mobilezone Holding AG	10,259	170,976
	Mobimo Holding AG	1,960	579,605
	Novavest Real Estate AG	204	8,304
	OC Oerlikon Corp. AG	46,164	251,019
#	Orell Fuessli AG	122	10,184
	Orior AG	1,837	158,237
	Partners Group Holding AG	2,198	2,467,549
	Phoenix Mecano AG	139	56,251
	Plazza AG, Class A	201	72,796
	PSP Swiss Property AG	7,189	847,152

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Rieter Holding AG	631	$70,186
	Romande Energie Holding SA	975	57,620
	Schaffner Holding AG	178	58,646
	Schindler Holding AG	2,122	492,010
	Schweiter Technologies AG	262	201,675
*Ω	Sensirion Holding AG	2,064	180,880
	SFS Group AG	4,562	542,320
	SGS SA	14,000	1,359,330
	SIG Group AG	55,429	1,481,820
	Sika AG	11,591	3,607,554
	Softwareone Holding AG	22,125	473,531
	Sonova Holding AG	5,138	1,432,192
	St Galler Kantonalbank AG	842	481,570
#	Stadler Rail AG	7,497	301,062
	Straumann Holding AG	6,093	1,008,226
	Sulzer AG	5,190	509,511
	Swatch Group AG	3,347	1,071,175
	Swatch Group AG	6,340	380,734
	Swiss Life Holding AG	3,161	2,009,935
	Swiss Prime Site AG	18,534	1,794,265
	Swiss Re AG	26,418	2,756,436
*	Swiss Steel Holding AG	98,106	15,742
	Swisscom AG	5,450	3,504,653
	Swissquote Group Holding SA	2,430	550,377
	Temenos AG	14,425	1,240,590
	Thurgauer Kantonalbank	103	14,296
	TX Group AG	707	80,449
	u-blox Holding AG	1,154	129,237
#*	UBS Group AG	148,728	3,297,602
	Valiant Holding AG	4,404	484,585
	Varia U.S. Properties AG	255	11,074
Ω	VAT Group AG	4,084	1,735,892
	Vaudoise Assurances Holding SA	285	149,314
	Vetropack Holding AG	3,434	173,052
#*	Von Roll Holding AG	5,887	5,321
	Vontobel Holding AG	7,839	528,095
	VP Bank AG, Class A	977	101,312
	VZ Holding AG	3,197	297,641
*	V-ZUG Holding AG	608	49,593
	Walliser Kantonalbank	547	70,361
	Warteck Invest AG	23	52,631
	Ypsomed Holding AG	528	155,016
	Zehnder Group AG	2,871	210,275
	Zug Estates Holding AG, Class B	58	108,717
	Zuger Kantonalbank AG	29	257,271
	Zurich Insurance Group AG	8,538	4,128,110
TOTAL SWITZERLAND			87,707,329
UNITED KINGDOM — (10.6%)
	3i Group PLC	124,580	3,160,739
	4imprint Group PLC	6,185	352,394
	abrdn PLC	327,899	975,816
*	accesso Technology Group PLC	4,676	45,105
	Accrol Group Holdings PLC	46,334	21,460
	Admiral Group PLC	30,183	824,086
	Advanced Medical Solutions Group PLC	12,504	39,909
	AG Barr PLC	15,984	96,686
Ω	Airtel Africa PLC	222,869	333,252
	AJ Bell PLC	51,595	217,799

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Alfa Financial Software Holdings PLC	17,672	$35,409
	Alliance Pharma PLC	86,713	56,762
	Antofagasta PLC	32,123	690,958
	Argentex Group PLC	13,996	21,084
*	Ascential PLC	68,320	183,619
	Ashmore Group PLC	65,852	174,630
	Ashtead Group PLC	40,996	3,033,039
	Ashtead Technology Holdings PLC	2,973	14,946
#*	ASOS PLC	16,333	88,221
	Associated British Foods PLC	24,575	646,740
	Atalaya Mining PLC	3,031	12,825
*	Auction Technology Group PLC	6,245	56,901
Ω	Auto Trader Group PLC	135,263	1,121,813
	Aviva PLC	228,561	1,138,728
	Avon Protection PLC	5,053	53,211
	B&M European Value Retail SA	180,653	1,283,162
	Balfour Beatty PLC	134,293	603,083
	Bank of Georgia Group PLC	10,615	443,823
	Barclays PLC, Sponsored ADR	175,307	1,400,703
	Barclays PLC	561,593	1,114,375
	Barratt Developments PLC	190,199	1,113,350
	Beazley PLC	81,922	577,194
	Begbies Traynor Group PLC	24,378	41,432
	Bellway PLC	29,671	843,740
	Berkeley Group Holdings PLC	15,973	890,643
	Bloomsbury Publishing PLC	22,292	123,711
	Bodycote PLC	39,651	352,045
*	boohoo Group PLC	195,553	97,503
	BRAEMAR PLC	6,415	19,182
Ω	Bridgepoint Group PLC	8,238	19,986
	Britvic PLC	67,866	753,303
	Brooks Macdonald Group PLC	872	23,654
	BT Group PLC	1,444,783	2,263,953
	Bunzl PLC	17,110	634,232
	Burberry Group PLC	39,731	1,134,131
	Burford Capital Ltd.	34,386	464,729
	Bytes Technology Group PLC	48,389	320,982
*	Capita PLC	246,986	87,581
	Capital Ltd.	16,318	16,629
	Capricorn Energy PLC	51,034	116,099
*	Card Factory PLC	72,181	83,501
#*	Cazoo Group Ltd.	598	1,095
	Centamin PLC	288,687	356,457
	Central Asia Metals PLC	34,294	80,763
	CentralNic Group PLC	10,824	17,782
	Centrica PLC	1,548,758	2,744,632
	Chesnara PLC	27,424	95,112
	City of London Investment Group PLC	4,016	20,273
	Clarkson PLC	3,948	141,286
	Close Brothers Group PLC	40,339	477,338
Ω	CMC Markets PLC	18,203	32,789
	Coats Group PLC	290,877	261,552
	Coca-Cola HBC AG	14,108	415,099
	Compass Group PLC	42,040	1,093,776
	Computacenter PLC	18,532	522,837
Ω	ConvaTec Group PLC	130,605	349,909
*	Costain Group PLC	44,472	28,522
	Cranswick PLC	10,939	469,307
	Crest Nicholson Holdings PLC	64,970	178,061

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Croda International PLC	6,951	$526,266
	Currys PLC	307,153	210,739
	CVS Group PLC	10,309	272,386
*	De La Rue PLC	30,988	19,088
	Dechra Pharmaceuticals PLC	5,588	266,393
*Ω	Deliveroo PLC	148,363	250,177
	DFS Furniture PLC	59,849	92,588
	Diploma PLC	16,335	679,409
	Direct Line Insurance Group PLC	296,536	572,626
	DiscoverIE Group PLC	11,680	119,853
	Domino's Pizza Group PLC	65,706	292,996
	dotdigital group PLC	39,477	46,821
*	Dowlais Group PLC	227,159	359,416
	Dr Martens PLC	6,728	13,161
	Drax Group PLC	119,759	929,780
	DS Smith PLC	281,740	1,120,155
	Dunelm Group PLC	28,460	420,524
Ω	DWF Group PLC	55,152	68,802
*	easyJet PLC	25,688	149,200
	EKF Diagnostics Holdings PLC	13,524	4,649
*	Elementis PLC	141,142	200,185
	EMIS Group PLC	11,715	218,328
*	EnQuest PLC	81,743	18,725
*	Ergomed PLC	2,670	37,087
	Experian PLC	68,659	2,653,366
	FDM Group Holdings PLC	19,916	139,833
	Fintel PLC	1,843	4,938
	Firstgroup PLC	180,566	338,178
Ω	Forterra PLC	41,775	92,138
	Foxtons Group PLC	72,752	37,158
*	Frasers Group PLC	34,478	359,355
	Fresnillo PLC	31,468	249,392
*	Frontier Developments PLC	4,338	32,711
*Ω	Funding Circle Holdings PLC	25,584	15,891
	Future PLC	13,350	143,363
	Galliford Try Holdings PLC	23,713	60,276
	Games Workshop Group PLC	7,680	1,148,207
	Gamma Communications PLC	10,673	152,266
	GB Group PLC	25,699	82,552
	Genuit Group PLC	30,899	124,245
	Gooch & Housego PLC	3,221	23,729
	Grafton Group PLC	41,212	463,522
	Grainger PLC	174,110	562,628
*	Greencore Group PLC	111,256	125,210
	Greggs PLC	27,506	975,465
*	Griffin Mining Ltd.	19,064	19,246
*Ω	Gym Group PLC	27,636	37,168
	H&T Group PLC	5,751	31,858
	Haleon PLC	124,398	536,954
	Halfords Group PLC	56,734	160,985
	Halma PLC	14,515	416,840
	Harbour Energy PLC	58,409	199,961
	Hargreaves Lansdown PLC	76,603	838,129
	Harworth Group PLC	20,417	29,659
	Hays PLC	218,720	300,934
	Headlam Group PLC	17,304	49,457
	Helical PLC	31,554	108,856
*	Helios Towers PLC	157,264	182,116
	Henry Boot PLC	23,100	64,364

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hill & Smith PLC	11,986	$242,854
	Hilton Food Group PLC	16,062	133,383
	Hiscox Ltd.	53,110	735,117
	Hochschild Mining PLC	81,816	81,070
	Hollywood Bowl Group PLC	37,277	107,364
*Ω	Hostelworld Group PLC	14,765	24,673
	Howden Joinery Group PLC	137,094	1,298,137
#	HSBC Holdings PLC, Sponsored ADR	160,754	6,716,302
	Hunting PLC	41,131	139,565
Ω	Ibstock PLC	88,680	171,202
	IDOX PLC	36,520	29,421
	IG Group Holdings PLC	70,696	642,385
	IMI PLC	55,855	1,167,789
	Impax Asset Management Group PLC	13,139	92,643
	Inchcape PLC	93,402	982,310
*	Indivior PLC	42,059	947,252
	Informa PLC	99,345	966,616
	IntegraFin Holdings PLC	40,607	127,623
#	InterContinental Hotels Group PLC, ADR	6,252	471,387
	InterContinental Hotels Group PLC	4,909	362,808
	Intermediate Capital Group PLC	34,792	627,933
*	International Distributions Services PLC	181,077	618,518
	International Personal Finance PLC	63,650	94,995
	Intertek Group PLC	25,086	1,405,279
	Investec PLC	142,732	896,380
	iomart Group PLC	19,352	46,590
	IP Group PLC	270,619	207,564
#*	IQE PLC	161,132	40,896
	ITV PLC	749,500	696,048
*	IWG PLC	183,666	360,525
	J Sainsbury PLC	349,426	1,244,126
*	James Fisher & Sons PLC	11,386	59,414
	James Halstead PLC	26,077	69,611
	JD Sports Fashion PLC	364,591	738,527
*	John Wood Group PLC	170,191	323,499
	Johnson Matthey PLC	37,464	866,440
	Johnson Service Group PLC	88,685	127,858
	Jupiter Fund Management PLC	134,713	197,756
*Ω	Just Eat Takeaway.com NV	13,697	245,230
	Just Group PLC	273,845	289,339
	Kainos Group PLC	19,117	321,681
	Keller Group PLC	16,133	177,199
*	Kier Group PLC	83,241	93,736
*	Kin & Carta PLC	20,775	18,038
	Kingfisher PLC	398,610	1,256,964
	Kitwave Group PLC	2,826	11,636
	Lancashire Holdings Ltd.	48,717	372,876
	Legal & General Group PLC	457,399	1,370,763
*	Liberty Global PLC, Class A	707	13,129
*	Liberty Global PLC, Class C	4,143	81,866
	Liontrust Asset Management PLC	12,563	104,208
	Lloyds Banking Group PLC	3,112,345	1,798,149
	Lloyds Banking Group PLC, ADR	172,643	395,352
	London Stock Exchange Group PLC	9,095	987,699
	Lookers PLC	51,118	82,046
	LSL Property Services PLC	22,137	76,727
Ω	Luceco PLC	10,473	17,142
	M&G PLC	394,366	1,015,847
	Macfarlane Group PLC	21,157	29,901

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Man Group PLC	357,987	$1,097,442
*	Marks & Spencer Group PLC	398,282	1,055,011
	Marshalls PLC	13,299	45,812
	Me Group International PLC	91,911	184,143
	Mears Group PLC	28,866	101,224
	Melrose Industries PLC	227,159	1,545,944
	Metro Bank Holdings PLC	28,971	43,986
	Midwich Group PLC	5,962	32,912
	MJ Gleeson PLC	11,531	61,911
	Mobico Group PLC	144,273	172,975
	Mondi PLC	58,162	1,020,196
	Moneysupermarket.com Group PLC	118,046	416,034
	Morgan Advanced Materials PLC	68,658	240,880
	Morgan Sindall Group PLC	10,265	251,775
	Mortgage Advice Bureau Holdings Ltd.	1,931	15,449
*	Motorpoint group PLC	15,378	20,992
	Mountview Estates PLC	2	283
*	N Brown Group PLC	54,752	16,209
	National Grid PLC	6,989	92,639
#	National Grid PLC, Sponsored ADR	18,410	1,240,499
	NatWest Group PLC	287,827	903,500
	NatWest Group PLC, Sponsored ADR	49,853	316,567
	NCC Group PLC	28,823	35,682
	Next 15 Group PLC	19,039	155,294
	Next PLC	10,782	975,133
	Ninety One PLC	73,638	162,999
	Norcros PLC	20,097	41,809
	Numis Corp. PLC	16,969	72,481
*	Ocado Group PLC	29,630	356,703
*Ω	On the Beach Group PLC	12,306	14,076
	OSB Group PLC	100,403	474,526
	Oxford Instruments PLC	8,305	255,867
	Pagegroup PLC	83,568	478,526
	Pan African Resources PLC	399,636	73,954
	Paragon Banking Group PLC	68,444	464,589
	PayPoint PLC	17,555	115,318
	Pearson PLC	73,704	815,281
	Pearson PLC, Sponsored ADR	33,717	371,898
*	Pendragon PLC	281,205	61,467
	Pennon Group PLC	41,086	371,026
	Persimmon PLC	62,444	928,350
*	Petra Diamonds Ltd.	33,481	31,187
*	Petrofac Ltd.	84,491	85,222
	Pets at Home Group PLC	100,508	505,072
	Pharos Energy PLC	70,803	21,940
	Phoenix Group Holdings PLC	107,034	756,208
	Phoenix Spree Deutschland Ltd.	6,073	15,102
	Plus500 Ltd.	23,923	462,263
	Polar Capital Holdings PLC	14,707	91,555
	Porvair PLC	6,060	49,852
	PPHE Hotel Group Ltd.	2,964	39,022
	Premier Foods PLC	243,135	394,960
#	Prudential PLC, ADR	15,084	421,145
	Prudential PLC	14,561	202,199
*	PureTech Health PLC	36,657	105,164
	PZ Cussons PLC	48,354	103,001
Ω	Quilter PLC	278,523	279,575
	Rathbones Group PLC	12,413	287,181
*††	Raven Property Group Ltd.	60,364	0

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Reach PLC	80,240	$87,535
	Record PLC	16,493	17,858
	Redde Northgate PLC	54,525	241,010
	Redrow PLC	68,878	457,891
	RELX PLC, Sponsored ADR	55,354	1,863,204
	RELX PLC	22,194	745,751
	Renew Holdings PLC	8,548	79,963
*	Renewi PLC	22,215	148,439
	Renishaw PLC	4,837	242,350
*	Renold PLC	42,813	16,128
	Rentokil Initial PLC	124,942	1,018,797
	RHI Magnesita NV	9,655	371,717
	Ricardo PLC	2,956	22,207
	Rightmove PLC	121,093	887,247
	Rio Tinto PLC	59,752	3,949,471
	Rio Tinto PLC, Sponsored ADR	62,597	4,165,830
	Robert Walters PLC	12,249	64,791
*	Rolls-Royce Holdings PLC	459,734	1,090,092
	Rotork PLC	125,868	498,566
	RS Group PLC	57,181	575,983
	RWS Holdings PLC	30,836	102,971
	S&U PLC	934	29,070
*	S4 Capital PLC	33,714	45,633
Ω	Sabre Insurance Group PLC	28,035	49,711
*	Saga PLC	26,877	42,736
	Sage Group PLC	48,354	581,630
*††	Savannah Energy PLC	40,848	10,123
	Savills PLC	32,429	404,945
	Schroders PLC	75,944	448,054
	ScS Group PLC	2,043	4,456
	Secure Trust Bank PLC	1,375	10,202
	Senior PLC	65,958	141,349
	Severfield PLC	70,159	63,504
	Severn Trent PLC	25,872	847,925
*	SIG PLC	196,538	73,157
	Sigmaroc PLC	14,330	10,955
	Sirius Real Estate Ltd.	169,621	180,248
	Smart Metering Systems PLC	17,450	156,291
#	Smith & Nephew PLC, Sponsored ADR	16,569	503,366
	Smith & Nephew PLC	16,919	257,389
	Smiths Group PLC	44,180	963,550
	Smiths News PLC	21,046	12,016
	Softcat PLC	30,774	592,941
*	SolGold PLC	180,358	36,646
	Spectris PLC	9,560	431,419
	Speedy Hire PLC	139,589	65,938
	Spirax-Sarco Engineering PLC	3,837	547,999
	Spirent Communications PLC	86,201	187,346
	SSE PLC	37,518	811,257
*	SSP Group PLC	170,434	550,243
	St. James's Place PLC	28,313	341,770
	Standard Chartered PLC	221,197	2,124,718
	SThree PLC	31,635	143,234
	Strix Group PLC	34,225	43,247
*††	Studio Retail Group PLC	18,658	0
	STV Group PLC	5,073	13,728
*	Superdry PLC	9,884	9,988
*	Synthomer PLC	70,622	75,652
	Tate & Lyle PLC	47,880	458,844

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Tatton Asset Management PLC	2,837	$17,274
	Taylor Wimpey PLC	768,748	1,128,414
	TBC Bank Group PLC	9,175	293,252
	TClarke PLC	6,189	10,594
	Telecom Plus PLC	14,570	311,031
	Tesco PLC	602,611	1,995,891
*	THG PLC	122,924	162,703
Ω	TI Fluid Systems PLC	60,585	104,193
	Topps Tiles PLC	31,329	20,898
	TP ICAP Group PLC	205,831	420,129
	Travis Perkins PLC	58,881	658,598
*	Tremor International Ltd.	1,896	7,246
#*	Tremor International Ltd., ADR	1,480	11,189
	TT Electronics PLC	45,560	91,860
	Tyman PLC	29,255	117,324
#	Unilever PLC, Sponsored ADR	118,960	6,391,721
	Unilever PLC	7,125	383,214
	United Utilities Group PLC	66,340	850,714
	UP Global Sourcing Holdings PLC	3,773	6,101
	Vanquis Banking Group PLC	62,452	100,870
*	Verici Dx PLC	736	99
	Vertu Motors PLC	95,932	86,173
	Vesuvius PLC	53,175	301,085
	Victrex PLC	6,458	128,225
	Videndum PLC	7,382	56,746
	Virgin Money UK PLC	299,016	678,289
	Vistry Group PLC	81,640	828,055
	Vodafone Group PLC	2,305,566	2,193,192
	Volex PLC	16,823	62,375
	Volution Group PLC	25,931	133,666
	Vp PLC	2,866	20,683
*Ω	Watches of Switzerland Group PLC	50,848	493,435
	Watkin Jones PLC	35,437	21,824
	Weir Group PLC	24,209	570,164
	WH Smith PLC	29,451	564,598
	Whitbread PLC	27,241	1,223,696
	Wickes Group PLC	62,720	109,976
	Wilmington PLC	1,608	6,223
	Wincanton PLC	30,464	94,784
*	Wise PLC, Class A	15,944	159,023
	WPP PLC, Sponsored ADR	416	22,772
	WPP PLC	43,767	477,880
*	Xaar PLC	15,586	38,082
	XPS Pensions Group PLC	14,341	35,203
	Zotefoams PLC	1,696	8,704
TOTAL UNITED KINGDOM			154,246,399
UNITED STATES — (0.2%)
	ADTRAN Holdings, Inc.	12,232	119,911
	Ferguson PLC	15,219	2,447,529
*	Noble Corp. PLC	3,743	195,603
TOTAL UNITED STATES			2,763,043
TOTAL COMMON STOCKS			1,391,480,526
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG, 8.345%	5,681	638,266

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
Ω	Dr Ing hc F Porsche AG, 0.907%	4,622	$565,190
	Draegerwerk AG & Co. KGaA, 0.419%	2,600	130,596
	Einhell Germany AG, 1.933%	170	28,526
	FUCHS SE, 2.846%	16,167	669,212
	Henkel AG & Co. KGaA, 2.638%	9,657	745,195
	Jungheinrich AG, 2.001%	13,726	513,541
	Porsche Automobil Holding SE, 4.753%	13,278	783,480
	Sixt SE, 9.109%	4,468	331,785
	STO SE & Co. KGaA, 3.329%	686	113,231
	Volkswagen AG, 23.026%	20,448	2,708,861
TOTAL GERMANY			7,227,883
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Decmil Group Ltd. Warrants 09/06/23	2,317	0
*	Highfield Resources Ltd. Warrants 06/19/24	738	0
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights	10,722	0
*††	S Immo AG Rights 08/11/23	8,446	0
DENMARK — (0.0%)
*	NKT AS Rights	1	5
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/30	1,055	0
JAPAN — (0.0%)
*	Tess Holdings Co. Ltd. Rights 08/24/23	3,400	4,015
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	155,491	0
TOTAL RIGHTS/WARRANTS			4,020
TOTAL INVESTMENT SECURITIES (Cost $1,163,800,327)			1,398,712,429

			Value†
SECURITIES LENDING COLLATERAL — (3.4%)
@§	The DFA Short Term Investment Fund	4,313,345	49,892,458
TOTAL INVESTMENTS — (100.0%)
(Cost $1,213,689,083)^^			$1,448,604,887
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$194,658	$88,242,653	$1,884	$88,439,195
Austria	—	8,947,703	—	8,947,703
Belgium	229,538	16,466,511	—	16,696,049
Canada	152,937,673	341,183	—	153,278,856
China	228,401	96,018	—	324,419
Denmark	—	24,741,890	—	24,741,890

International Social Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Finland	$488,859	$23,037,595	—	$23,526,454
France	829,034	119,567,014	—	120,396,048
Germany	2,043,490	96,873,049	—	98,916,539
Hong Kong	—	31,047,368	$2,526	31,049,894
Ireland	14,290,430	—	—	14,290,430
Israel	249,644	12,245,834	—	12,495,478
Italy	371,540	40,916,372	—	41,287,912
Japan	632,165	329,009,709	—	329,641,874
Netherlands	13,266,614	42,809,505	—	56,076,119
New Zealand	—	5,257,997	—	5,257,997
Norway	203,476	13,581,701	—	13,785,177
Portugal	—	5,417,477	—	5,417,477
Singapore	—	16,357,177	15,858	16,373,035
Spain	1,456,060	40,678,030	—	42,134,090
Sweden	—	43,687,119	—	43,687,119
Switzerland	7,556,595	80,150,734	—	87,707,329
United Kingdom	24,388,025	129,848,251	10,123	154,246,399
United States	—	2,763,043	—	2,763,043
Preferred Stocks
Germany	—	7,227,883	—	7,227,883
Rights/Warrants
Denmark	—	5	—	5
Japan	—	4,015	—	4,015
Securities Lending Collateral	—	49,892,458	—	49,892,458
TOTAL	$219,366,202	$1,229,208,294	$30,391^	$1,448,604,887

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Global Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Social Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	1,385,262	$31,750,206
Investment in International Social Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	1,053,610	14,718,932
Investment in Emerging Markets Social Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	429,457	6,132,639
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $46,760,573)		$52,601,777

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.190% (Cost $23,220)	23,220	23,220
TOTAL INVESTMENTS — (100.0%) (Cost $46,783,793)^^		$52,624,997
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$52,601,777	—	—	$52,601,777
Temporary Cash Investments	23,220	—	—	23,220
TOTAL	$52,624,997	—	—	$52,624,997

Emerging Markets Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.3%)
BRAZIL — (3.5%)
	AES Brasil Energia SA	60,955	$153,137
	Allied Tecnologia SA	1,400	2,028
	Alper Consultoria e Corretora de Seguros SA	5,400	35,035
	Alupar Investimento SA	57,552	354,531
	Ambipar Participacoes e Empreendimentos SA	14,700	65,406
*	Anima Holding SA	123,723	125,849
	Arezzo Industria e Comercio SA	15,570	271,312
	Atacadao SA	146,597	425,337
	Auren Energia SA	73,712	218,232
	B3 SA - Brasil Bolsa Balcao	485,522	1,529,850
	Banco Bradesco SA	86,304	271,026
	Banco BTG Pactual SA	91,130	655,423
	Banco do Brasil SA	206,614	2,105,573
	Banco Santander Brasil SA	42,188	254,801
	BB Seguridade Participacoes SA	107,244	705,775
	Bemobi Mobile Tech SA	25,300	72,228
	Boa Safra Sementes SA	11,700	28,751
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	24,270	132,981
*	Braskem SA, ADR, Class A	6,986	74,191
*	BRF SA	456,033	941,239
	Brisanet Participacoes SA	14,800	9,452
*	C&A Modas SA	53,100	64,006
	Caixa Seguridade Participacoes SA	76,298	174,096
	Camil Alimentos SA	65,153	100,304
	CCR SA	284,537	799,682
	Centrais Eletricas Brasileiras SA	159,201	1,301,215
	Cia Brasileira de Aluminio	90,600	101,545
*	Cia Brasileira de Distribuicao	87,133	381,423
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	50,436	619,684
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	10,066	122,906
	Cia de Saneamento de Minas Gerais Copasa MG	67,860	290,454
	Cia de Saneamento do Parana	101,409	449,491
	Cia de Saneamento do Parana	86,400	74,364
	Cia Energetica de Minas Gerais	68,848	268,478
	Cia Paranaense de Energia	51,300	88,741
	Cia Paranaense de Energia, Class B	14,600	127,421
	Cia Siderurgica Nacional SA, Sponsored ADR	226,512	668,210
	Cia Siderurgica Nacional SA	142,726	417,727
	Cielo SA	576,831	575,763
*	Clear Sale SA	22,400	26,385
	CM Hospitalar SA	3,800	17,036
*	Cogna Educacao SA	966,055	684,385
*	Construtora Tenda SA	36,123	91,592
	Cosan SA	149,534	630,549
	CPFL Energia SA	32,700	247,424
	Cruzeiro do Sul Educacional SA	76,700	73,476
	CSU Digital SA	3,700	12,417
	Cury Construtora e Incorporadora SA	41,911	157,496
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	154,378	777,644
Ω	Desktop - Sigmanet Comunicacao Multimidia SA	28,000	82,897
	Dexco SA	206,851	366,131
	Diagnosticos da America SA	17,109	48,663
	Dimed SA Distribuidora da Medicamentos	42,400	118,447
	Direcional Engenharia SA	26,965	120,320
	EcoRodovias Infraestrutura e Logistica SA	92,287	160,228

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Eletromidia SA	14,800	$46,039
*	Embraer SA	293,644	1,149,427
*	Embraer SA, Sponsored ADR	20,647	322,919
	Empreendimentos Pague Menos SA	79,169	70,652
	Energisa SA	62,655	665,008
	Engie Brasil Energia SA	31,811	296,264
	Equatorial Energia SA	158,545	1,124,525
	Eternit SA	33,900	76,851
	Even Construtora e Incorporadora SA	50,000	78,139
	Ez Tec Empreendimentos e Participacoes SA	58,500	268,825
	Fleury SA	133,097	453,437
	Fras-Le SA	27,444	78,001
*	Gafisa SA	16,300	20,751
	Gerdau SA, Sponsored ADR	181,225	1,114,532
Ω	GPS Participacoes e Empreendimentos SA	99,960	368,449
	Grazziotin SA	154	930
	Grendene SA	93,836	149,225
	Grupo De Moda Soma SA	200,610	476,840
*	Grupo Mateus SA	127,765	213,989
	Grupo SBF SA	35,900	100,288
	Guararapes Confeccoes SA	48,436	74,875
*	Hidrovias do Brasil SA	169,187	142,398
*††	Hua Han Health Industry Holdings Ltd.	928,000	0
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	11,100	55,796
*	International Meal Co. Alimentacao SA, Class A	88,416	49,549
	Iochpe-Maxion SA	80,879	236,886
	Irani Papel e Embalagem SA	54,700	117,989
*	IRB-Brasil Resseguros SA	35,852	311,762
	Itau Unibanco Holding SA	54,962	287,668
	Jalles Machado SA	71,400	133,929
	JBS SA	275,549	1,094,329
	JHSF Participacoes SA	181,166	216,077
	JSL SA	29,824	62,124
	Kepler Weber SA	65,832	130,724
	Klabin SA	448,243	2,180,193
*	Kora Saude Participacoes SA	42,201	12,762
	Lavvi Empreendimentos Imobiliarios SA	44,000	78,532
	Localiza Rent a Car SA	55,551	789,663
Ω	Locaweb Servicos de Internet SA	126,777	198,661
	LOG Commercial Properties e Participacoes SA	15,776	71,394
*	Log-in Logistica Intermodal SA	10,833	114,911
*	Lojas Quero Quero SA	90,743	128,187
	Lojas Renner SA	141,402	560,674
	M Dias Branco SA	18,498	163,240
*	Magazine Luiza SA	327,035	231,682
	Mahle Metal Leve SA	20,837	200,009
	Marcopolo SA	67,500	58,810
*Ω	Meliuz SA	29,579	62,114
	Melnick Even Desenvolvimento Imobiliario SA	29,600	30,046
	Mills Estruturas e Servicos de Engenharia SA	70,540	185,571
	Minerva SA	111,500	237,914
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	8,800	12,822
*	Moura Dubeux Engenharia SA	28,600	66,106
	Movida Participacoes SA	79,274	191,280
*	MPM Corporeos SA	33,900	11,542
	MRV Engenharia e Participacoes SA	187,880	552,267
*	Multilaser Industrial SA	73,000	51,716
	Multiplan Empreendimentos Imobiliarios SA	56,300	314,435
*	Natura & Co. Holding SA	174,421	673,893

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Neoenergia SA	58,349	$241,231
*	Oceanpact Servicos Maritimos SA	34,450	38,976
	Odontoprev SA	97,245	252,122
*	Omega Energia SA	66,853	165,550
*	Orizon Valorizacao de Residuos SA	8,783	71,453
	Pet Center Comercio e Participacoes SA	107,298	158,834
	Plano & Plano Desenvolvimento Imobiliario SA	17,038	41,003
	Porto Seguro SA	59,082	357,709
	Portobello SA	34,800	61,744
	Positivo Tecnologia SA	59,800	104,330
*	PRIO SA	169,613	1,636,324
	Qualicorp Consultoria e Corretora de Seguros SA	54,281	49,245
	Raia Drogasil SA	240,281	1,472,047
	Romi SA	33,326	100,639
	Rumo SA	46,558	228,813
	Santos Brasil Participacoes SA	153,188	311,316
*	Sao Carlos Empreendimentos e Participacoes SA	8,500	46,016
	Sao Martinho SA	87,042	616,082
#	Sendas Distribuidora SA, ADR	14,190	203,768
	Sendas Distribuidora SA	195,105	555,763
	SIMPAR SA	165,200	341,667
	Sinqia SA	13,000	73,265
	SLC Agricola SA	51,417	474,620
*	Smartfit Escola de Ginastica e Danca SA	19,600	94,752
	Suzano SA	238,550	2,424,975
	Tegma Gestao Logistica SA	11,988	56,812
	Telefonica Brasil SA	52,769	469,913
#	Telefonica Brasil SA, ADR	10,963	98,448
	TIM SA	313,581	950,939
	TOTVS SA	95,358	596,296
	Transmissora Alianca de Energia Eletrica SA	118,153	899,499
	Tres Tentos Agroindustrial SA	38,033	101,743
	Trisul SA	36,300	47,133
	Tupy SA	40,100	230,403
	Ultrapar Participacoes SA	277,666	1,109,196
	Ultrapar Participacoes SA, Sponsored ADR	12,400	48,980
	Unifique Telecomunicacoes SA	38,000	32,947
	Unipar Carbocloro SA	13,846	219,311
	Usinas Siderurgicas de Minas Gerais SA Usiminas	45,290	70,300
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	44,392	142,317
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	122,315	308,843
*	Via SA	625,943	285,918
	Vibra Energia SA	164,351	595,365
	Vittia Fertilizantes E Biologicos SA	9,700	25,272
	Vivara Participacoes SA	22,000	136,780
	Vulcabras Azaleia SA	51,709	214,545
	WEG SA	125,908	1,062,913
	Wilson Sons Holdings Brasil SA	81,636	228,572
	Wiz Co.	24,800	33,040
*	XP, Inc., BDR	4,505	121,269
*	YDUQS Participacoes SA	100,761	472,828
*	Zamp SA	109,000	101,883
TOTAL BRAZIL			54,624,087
CHILE — (0.6%)
	Aguas Andinas SA, Class A	905,121	317,191
	Banco de Chile	282,034	31,399
	Banco de Chile, ADR	25,742	575,340

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Banco de Credito e Inversiones SA	12,366	$371,447
	Banco Santander Chile, ADR	10,678	225,306
	Banco Santander Chile	1,554,446	82,990
	Besalco SA	205,938	122,098
	Camanchaca SA	88,516	5,357
	CAP SA	37,382	285,173
	Cencosud SA	319,610	686,883
	Cencosud Shopping SA	103,877	189,442
	Cia Sud Americana de Vapores SA	2,679,959	202,847
	Embotelladora Andina SA, ADR, Class B	16,015	263,126
	Empresa Nacional de Telecomunicaciones SA	89,792	360,904
	Empresas CMPC SA	316,473	624,688
	Empresas COPEC SA	42,802	328,306
*	Enel Americas SA	804,146	108,696
	Enel Chile SA	4,795,626	330,914
	Falabella SA	96,056	265,631
	Forus SA	32,824	64,318
	Grupo Security SA	842,858	242,626
	Inversiones Aguas Metropolitanas SA	217,510	178,632
	Masisa SA	791,131	23,009
	Molibdenos y Metales SA	3,068	13,531
	Multiexport Foods SA	291,740	70,905
	Parque Arauco SA	172,785	277,010
	PAZ Corp. SA	82,712	56,388
	Plaza SA	56,599	91,077
	Ripley Corp. SA	445,297	96,868
	Salfacorp SA	311,425	170,345
	Sigdo Koppers SA	163,912	249,108
	SMU SA	1,397,771	264,078
	Sociedad Matriz SAAM SA	2,690,477	291,835
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	19,375	1,427,744
	Socovesa SA	166,772	25,504
	SONDA SA	271,865	144,853
TOTAL CHILE			9,065,569
CHINA — (25.9%)
*	360 Security Technology, Inc., Class A	14,900	24,768
*	361 Degrees International Ltd.	454,000	251,243
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	34,800	131,097
Ω	3SBio, Inc.	795,000	765,860
*	5I5J Holding Group Co. Ltd., Class A	119,400	52,900
*††	A Metaverse Co.	70,000	260
	AAC Technologies Holdings, Inc.	435,000	996,609
	Accelink Technologies Co. Ltd., Class A	4,200	17,871
	ADAMA Ltd., Class A	24,500	29,718
	Addsino Co. Ltd., Class A	43,300	58,366
	Advanced Technology & Materials Co. Ltd., Class A	41,100	53,124
	AECC Aero-Engine Control Co. Ltd., Class A	15,600	50,655
	Aerospace Hi-Tech Holdings Group Ltd., Class A	26,500	38,452
#*	Agile Group Holdings Ltd.	986,749	176,110
*	Agora, Inc., ADR	29,510	95,317
	Agricultural Bank of China Ltd., Class H	5,709,000	2,076,620
	Aier Eye Hospital Group Co. Ltd., Class A	63,325	178,695
*	Air China Ltd., Class H	94,000	77,085
	Aisino Corp., Class A	32,500	60,337
	Ajisen China Holdings Ltd.	284,000	36,600
Ω	Ak Medical Holdings Ltd.	182,000	181,735
*	Alibaba Group Holding Ltd., Sponsored ADR	144,635	14,775,912
*	Alibaba Group Holding Ltd.	1,990,300	25,434,794

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Alibaba Health Information Technology Ltd.	298,000	$213,969
*	Alibaba Pictures Group Ltd.	6,890,000	423,660
#Ω	A-Living Smart City Services Co. Ltd.	499,250	358,654
*Ω	Alliance International Education Leasing Holdings Ltd.	108,000	69,620
	Allmed Medical Products Co. Ltd., Class A	22,700	34,195
	Amoy Diagnostics Co. Ltd., Class A	8,440	28,531
	Angang Steel Co. Ltd., Class H	821,200	246,514
	Anhui Anke Biotechnology Group Co. Ltd., Class A	25,860	37,689
	Anhui Construction Engineering Group Co. Ltd., Class A	66,500	52,826
	Anhui Expressway Co. Ltd., Class H	148,000	149,062
	Anhui Guangxin Agrochemical Co. Ltd., Class A	37,163	100,614
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	22,360	103,332
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	38,700	42,189
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	120,960	89,629
	Anhui Jinhe Industrial Co. Ltd., Class A	29,705	100,317
*	Anhui Tatfook Technology Co. Ltd., Class A	23,100	31,145
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	14,880	22,649
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	56,200	58,241
	Anhui Xinhua Media Co. Ltd., Class A	27,300	30,311
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	28,300	53,633
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	2,215	46,105
	Anjoy Foods Group Co. Ltd., Class A	2,800	60,562
	Anker Innovations Technology Co. Ltd., Class A	5,200	59,153
	ANTA Sports Products Ltd.	242,800	2,877,402
*	Anton Oilfield Services Group	1,610,000	92,950
*	Aoshikang Technology Co. Ltd., Class A	9,800	47,752
*	Aotecar New Energy Technology Co. Ltd., Class A	119,900	46,860
*	Aowei Holdings Ltd.	78,000	6,609
*††	Aoyuan Healthy Life Group Co. Ltd.	70,000	10,591
	Apeloa Pharmaceutical Co. Ltd., Class A	31,300	77,276
	ApicHope Pharmaceutical Co. Ltd., Class A	6,120	21,611
	APT Satellite Holdings Ltd.	234,000	70,569
#*Ω	Archosaur Games, Inc.	61,000	34,040
*Ω	Ascletis Pharma, Inc.	156,000	39,709
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	26,600	101,996
Ω	AsiaInfo Technologies Ltd.	91,600	129,288
	Asymchem Laboratories Tianjin Co. Ltd., Class A	6,700	116,977
	Autobio Diagnostics Co. Ltd., Class A	8,510	66,751
	Avary Holding Shenzhen Co. Ltd., Class A	51,700	177,386
	AVIC Industry-Finance Holdings Co. Ltd., Class A	97,000	55,882
	AviChina Industry & Technology Co. Ltd., Class H	1,288,000	645,266
	AVICOPTER PLC, Class A	6,300	35,888
	Bafang Electric Suzhou Co. Ltd., Class A	4,620	39,474
Ω	BAIC Motor Corp. Ltd., Class H	1,137,500	316,680
*	Baidu, Inc., Sponsored ADR	1,808	282,030
*	Baidu, Inc., Class A	176,100	3,442,894
Ω	BAIOO Family Interactive Ltd.	594,000	27,913
	Bank of Beijing Co. Ltd., Class A	130,600	85,368
	Bank of Changsha Co. Ltd., Class A	82,696	95,238
	Bank of Chengdu Co. Ltd., Class A	78,900	156,385
	Bank of China Ltd., Class H	16,059,356	5,956,380
	Bank of Chongqing Co. Ltd., Class H	349,500	189,312
	Bank of Communications Co. Ltd., Class H	1,846,580	1,115,575
	Bank of Guiyang Co. Ltd., Class A	110,617	88,014
	Bank of Hangzhou Co. Ltd., Class A	68,800	118,205
	Bank of Jiangsu Co. Ltd., Class A	243,020	245,837
	Bank of Nanjing Co. Ltd., Class A	192,900	231,575
	Bank of Ningbo Co. Ltd., Class A	99,358	405,563
	Bank of Shanghai Co. Ltd., Class A	164,800	142,328

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Suzhou Co. Ltd., Class A	94,050	$94,033
*	Bank of Tianjin Co. Ltd., Class H	45,000	9,193
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	94,501	12,255
	Baoshan Iron & Steel Co. Ltd., Class A	371,500	334,086
*	Baoye Group Co. Ltd., Class H	98,000	50,479
*	Baozun, Inc., Sponsored ADR	15,148	78,164
#*	Baozun, Inc., Class A	21,500	36,446
	Bear Electric Appliance Co. Ltd., Class A	5,300	51,304
	Befar Group Co. Ltd., Class A	29,100	19,807
	Beibuwan Port Co. Ltd., Class A	64,100	73,671
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	17,000	28,042
*	Beijing BDStar Navigation Co. Ltd., Class A	4,700	21,826
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	12,430	72,606
	Beijing Capital Development Co. Ltd., Class A	84,000	55,539
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	232,810	97,822
*	Beijing Capital International Airport Co. Ltd., Class H	880,000	575,485
	Beijing Career International Co. Ltd., Class A	10,300	54,024
	Beijing Certificate Authority Co. Ltd., Class A	5,850	25,359
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	18,750	36,254
*	Beijing Compass Technology Development Co. Ltd., Class A	6,300	50,352
	Beijing Dabeinong Technology Group Co. Ltd., Class A	48,088	47,672
	Beijing Dahao Technology Corp. Ltd., Class A	12,201	21,726
	Beijing Easpring Material Technology Co. Ltd., Class A	13,300	92,008
	Beijing Energy International Holding Co. Ltd.	1,888,000	50,302
	Beijing Enlight Media Co. Ltd., Class A	22,800	26,764
	Beijing Enterprises Water Group Ltd.	2,286,000	557,796
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	56,956	80,276
*	Beijing Haixin Energy Technology Co. Ltd., Class A	94,100	48,108
*	Beijing Hezong Science & Technology Co. Ltd., Class A	28,000	18,673
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	1,635	36,124
*	Beijing Jetsen Technology Co. Ltd., Class A	116,600	92,241
	Beijing Jingyuntong Technology Co. Ltd., Class A	111,000	85,532
	Beijing Kingsoft Office Software, Inc., Class A	1,228	69,886
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	3,700	17,475
	Beijing New Building Materials PLC, Class A	29,454	116,854
*	Beijing North Star Co. Ltd., Class H	420,000	48,642
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	90,100	31,143
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	44,600	61,917
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	27,903	120,660
	Beijing Originwater Technology Co. Ltd., Class A	59,567	46,632
*	Beijing Philisense Technology Co. Ltd., Class A	37,600	21,699
	Beijing Roborock Technology Co. Ltd., Class A	1,390	53,732
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	4,400	10,946
*	Beijing Shiji Information Technology Co. Ltd., Class A	8,418	16,403
	Beijing Shougang Co. Ltd., Class A	86,200	48,522
*	Beijing Sinnet Technology Co. Ltd., Class A	30,500	44,107
	Beijing SL Pharmaceutical Co. Ltd., Class A	37,800	51,337
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	52,100	41,513
	Beijing Strong Biotechnologies, Inc., Class A	18,900	52,607
	Beijing Tiantan Biological Products Corp. Ltd., Class A	13,104	45,878
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	143,000	255,005
	Beijing Ultrapower Software Co. Ltd., Class A	28,000	40,679
	Beijing United Information Technology Co. Ltd., Class A	19,518	104,681
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	125,000	36,718
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	9,744	94,610
*	Beijing Watertek Information Technology Co. Ltd., Class A	55,100	24,703

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	7,400	$60,867
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	34,040	57,716
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	289,300	221,682
	Beken Corp., Class A	3,600	14,439
*	Bengang Steel Plates Co. Ltd., Class A	100,200	59,600
	Best Pacific International Holdings Ltd., Class H	134,000	18,031
	Bestsun Energy Co. Ltd., Class A	40,000	26,491
	Bethel Automotive Safety Systems Co. Ltd., Class A	5,405	68,547
	Betta Pharmaceuticals Co. Ltd., Class A	5,000	38,125
	Biem.L.Fdlkk Garment Co. Ltd., Class A	15,000	73,538
*	Bilibili, Inc., Class Z	20,120	382,679
	Binhai Investment Co. Ltd.	54,000	11,431
	Black Peony Group Co. Ltd., Class A	31,440	29,939
	Bloomage Biotechnology Corp. Ltd., Class A	4,323	59,064
Ω	Blue Moon Group Holdings Ltd.	210,500	109,469
	Blue Sail Medical Co. Ltd., Class A	38,300	38,828
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	24,600	30,435
Ω	BOC Aviation Ltd.	96,600	809,716
	BOC International China Co. Ltd., Class A	37,900	60,265
*	Bohai Leasing Co. Ltd., Class A	331,000	113,059
	Bosideng International Holdings Ltd.	1,382,000	633,569
	Bright Dairy & Food Co. Ltd., Class A	59,269	91,210
	Bright Real Estate Group Co. Ltd., Class A	53,200	22,354
	BrightGene Bio-Medical Technology Co. Ltd., Class A	8,539	24,564
††	Brilliance China Automotive Holdings Ltd.	1,238,000	663,433
	B-Soft Co. Ltd., Class A	49,800	50,904
*	BTG Hotels Group Co. Ltd., Class A	12,300	36,236
#*	Burning Rock Biotech Ltd., ADR	20,849	37,528
	BYD Co. Ltd., Class H	124,500	4,434,443
	BYD Electronic International Co. Ltd.	163,500	631,202
	By-health Co. Ltd., Class A	14,700	43,540
	C C Land Holdings Ltd.	726,187	149,168
	C&D International Investment Group Ltd.	280,197	765,455
	C&S Paper Co. Ltd., Class A	39,900	61,930
	Cabbeen Fashion Ltd.	119,000	12,510
	Caitong Securities Co. Ltd., Class A	60,550	70,767
	Camel Group Co. Ltd., Class A	43,600	56,750
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	59,800	38,772
	Canmax Technologies Co. Ltd., Class A	23,520	106,023
	Canny Elevator Co. Ltd., Class A	25,500	31,777
#Ω	CanSino Biologics, Inc., Class H	3,800	14,348
*	Capital Environment Holdings Ltd.	2,326,000	38,439
	Castech, Inc., Class A	11,300	40,431
	CECEP Solar Energy Co. Ltd., Class A	103,345	95,515
	CECEP Wind-Power Corp., Class A	189,500	97,103
	Central China Management Co. Ltd.	432,194	21,268
	Central China New Life Ltd.	213,000	74,729
*	Central China Real Estate Ltd.	823,870	15,474
	Central China Securities Co. Ltd., Class H	454,000	73,432
	CETC Cyberspace Security Technology Co. Ltd., Class A	4,200	15,664
	CETC Digital Technology Co. Ltd., Class A	15,600	48,208
	CETC Potevio Science&Technology Co. Ltd., Class A	15,500	49,816
*	CGN Mining Co. Ltd.	200,000	22,688
	CGN Nuclear Technology Development Co. Ltd., Class A	30,000	34,392
Ω	CGN Power Co. Ltd., Class H	1,670,000	409,886
	Changchun Faway Automobile Components Co. Ltd., Class A	26,300	32,521
	Changjiang Securities Co. Ltd., Class A	52,700	49,236
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	3,100	62,132
*	Chanjet Information Technology Co. Ltd., Class H	10,500	5,941

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chaowei Power Holdings Ltd.	317,000	$62,071
	Chaozhou Three-Circle Group Co. Ltd., Class A	7,500	34,137
*	Chen Lin Education Group Holdings Ltd.	92,000	23,716
	Cheng De Lolo Co. Ltd., Class A	45,500	58,616
	Chengdu ALD Aviation Manufacturing Corp., Class A	11,660	38,538
*	Chengdu CORPRO Technology Co. Ltd., Class A	11,800	35,491
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	19,540	43,171
	Chengdu Galaxy Magnets Co. Ltd., Class A	14,700	39,041
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	8,100	16,422
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	23,300	52,411
	Chengdu Kanghua Biological Products Co. Ltd., Class A	5,250	43,441
	Chengdu Leejun Industrial Co. Ltd., Class A	21,100	22,805
	Chengdu Wintrue Holding Co. Ltd., Class A	64,615	87,534
	Chengdu Xingrong Environment Co. Ltd., Class A	61,400	48,564
*	Chengtun Mining Group Co. Ltd., Class A	47,600	34,599
	Chenguang Biotech Group Co. Ltd., Class A	15,800	37,986
	Chengxin Lithium Group Co. Ltd., Class A	26,200	101,055
	China Aerospace International Holdings Ltd.	970,000	49,792
	China Aircraft Leasing Group Holdings Ltd.	150,500	85,261
	China Automotive Engineering Research Institute Co. Ltd., Class A	16,800	55,212
	China Baoan Group Co. Ltd., Class A	46,300	74,716
	China Bester Group Telecom Co. Ltd., Class A	4,800	10,750
	China BlueChemical Ltd., Class H	943,143	235,732
#*Ω	China Bohai Bank Co. Ltd., Class H	664,000	103,103
	China CAMC Engineering Co. Ltd., Class A	23,900	40,123
	China Chengtong Development Group Ltd.	1,142,000	17,035
	China CITIC Bank Corp. Ltd., Class H	2,102,000	1,016,516
	China Communications Services Corp. Ltd., Class H	1,300,800	618,812
#*	China Conch Environment Protection Holdings Ltd.	787,000	239,738
	China Conch Venture Holdings Ltd.	666,500	834,697
	China Construction Bank Corp., Class H	19,000,990	11,074,888
	China CSSC Holdings Ltd., Class A	16,400	76,689
	China Datang Corp. Renewable Power Co. Ltd., Class H	690,000	224,893
	China Design Group Co. Ltd., Class A	41,740	54,435
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	1,018,000	162,619
#*††	China Dili Group	968,585	15,375
	China Dongxiang Group Co. Ltd.	1,590,000	66,552
#Ω	China East Education Holdings Ltd.	336,500	152,540
*	China Eastern Airlines Corp. Ltd., Class H	92,000	35,816
	China Education Group Holdings Ltd.	578,000	535,007
	China Electronics Huada Technology Co. Ltd.	430,000	80,276
	China Electronics Optics Valley Union Holding Co. Ltd.	956,000	39,359
	China Energy Engineering Corp. Ltd., Class A	493,027	169,168
	China Energy Engineering Corp. Ltd., Class H	382,000	49,089
	China Everbright Bank Co. Ltd., Class H	927,000	276,162
	China Everbright Environment Group Ltd.	1,126,000	449,319
#Ω	China Everbright Greentech Ltd.	375,000	62,223
	China Everbright Ltd.	458,000	300,519
Ω	China Feihe Ltd.	2,559,000	1,568,203
	China Film Co. Ltd., Class A	32,900	70,049
	China Foods Ltd.	574,000	216,901
	China Galaxy Securities Co. Ltd., Class H	795,500	465,419
	China Gas Holdings Ltd.	1,155,800	1,294,722
*	China Glass Holdings Ltd.	386,000	43,261
	China Gold International Resources Corp. Ltd.	142,900	576,904
	China Great Wall Securities Co. Ltd., Class A	48,400	60,305
	China Greatwall Technology Group Co. Ltd., Class A	17,100	29,335
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	42,600	74,451
*	China Greenland Broad Greenstate Group Co. Ltd.	184,000	4,935

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Hanking Holdings Ltd.	359,000	$34,631
#	China Harmony Auto Holding Ltd.	428,500	41,405
	China Harzone Industry Corp. Ltd., Class A	39,300	48,042
*	China High Speed Railway Technology Co. Ltd., Class A	99,600	34,156
*	China High Speed Transmission Equipment Group Co. Ltd.	240,000	81,669
	China Huirong Financial Holdings Ltd.	84,000	11,429
#††	China Huiyuan Juice Group Ltd.	132,068	5,937
Ω	China International Capital Corp. Ltd., Class H	265,200	586,924
	China International Marine Containers Group Co. Ltd., Class H	496,350	295,531
	China Jinmao Holdings Group Ltd.	2,738,715	450,073
	China Jushi Co. Ltd., Class A	83,090	172,813
	China Kepei Education Group Ltd.	278,000	93,456
	China Kings Resources Group Co. Ltd., Class A	18,410	65,022
	China Lesso Group Holdings Ltd.	726,000	496,042
	China Life Insurance Co. Ltd., Class H	294,000	516,149
	China Lilang Ltd.	257,000	136,312
*Ω	China Literature Ltd.	177,400	808,207
*	China Longevity Group Co. Ltd.	30,000	989
	China Longyuan Power Group Corp. Ltd., Class H	472,000	456,970
*††	China Maple Leaf Educational Systems Ltd.	848,000	7,285
	China Medical System Holdings Ltd.	728,000	1,225,918
	China Meheco Co. Ltd., Class A	36,520	67,284
	China Meidong Auto Holdings Ltd.	62,000	68,016
	China Mengniu Dairy Co. Ltd.	485,000	1,842,121
	China Merchants Bank Co. Ltd., Class H	1,080,098	5,371,036
	China Merchants Energy Shipping Co. Ltd., Class A	218,700	195,619
	China Merchants Land Ltd.	652,000	36,839
	China Merchants Port Holdings Co. Ltd.	702,503	966,468
	China Merchants Property Operation & Service Co. Ltd., Class A	45,100	102,836
Ω	China Merchants Securities Co. Ltd., Class H	75,340	76,364
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	54,900	109,652
*††	China Metal Recycling Holdings Ltd.	130,581	0
	China Minsheng Banking Corp. Ltd., Class H	1,029,020	392,226
	China Modern Dairy Holdings Ltd.	1,461,000	157,717
	China National Accord Medicines Corp. Ltd., Class A	18,200	88,043
	China National Chemical Engineering Co. Ltd., Class A	103,300	125,519
	China National Medicines Corp. Ltd., Class A	26,200	122,114
Ω	China New Higher Education Group Ltd.	557,000	191,896
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	55,800	39,550
	China Nonferrous Mining Corp. Ltd.	414,000	218,921
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	57,710	199,698
*	China Nuclear Energy Technology Corp. Ltd.	418,000	20,680
*	China Oil & Gas Group Ltd.	2,890,000	91,160
	China Oilfield Services Ltd., Class H	454,000	535,964
	China Oriental Group Co. Ltd.	630,000	98,827
	China Overseas Grand Oceans Group Ltd.	1,164,121	594,643
	China Overseas Land & Investment Ltd.	605,000	1,435,162
	China Overseas Property Holdings Ltd.	612,000	719,017
	China Pacific Insurance Group Co. Ltd., Class H	549,400	1,481,138
*††	China Properties Group Ltd.	128,000	1,277
	China Publishing & Media Co. Ltd., Class A	48,000	71,842
	China Railway Group Ltd., Class H	1,198,000	787,638
	China Railway Hi-tech Industry Co. Ltd., Class A	17,400	24,850
Ω	China Railway Signal & Communication Corp. Ltd., Class H	447,000	163,672
	China Railway Tielong Container Logistics Co. Ltd., Class A	51,400	45,158
*	China Rare Earth Holdings Ltd.	717,200	41,537
	China Rare Earth Resources & Technology Co. Ltd., Class A	6,800	29,178
	China Reinsurance Group Corp., Class H	1,929,000	133,902

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#††Ω	China Renaissance Holdings Ltd.	136,900	$95,668
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	25,041	59,253
	China Resources Gas Group Ltd.	382,000	1,323,337
	China Resources Land Ltd.	840,222	3,920,666
	China Resources Microelectronics Ltd., Class A	8,168	65,659
Ω	China Resources Mixc Lifestyle Services Ltd.	121,400	587,542
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	13,881	97,393
	China Risun Group Ltd.	881,000	410,580
*	China Ruyi Holdings Ltd.	2,164,000	658,824
*	China Sanjiang Fine Chemicals Co. Ltd.	448,000	65,529
	China Science Publishing & Media Ltd., Class A	13,800	56,643
Ω	China Shengmu Organic Milk Ltd.	1,117,000	44,457
	China Shineway Pharmaceutical Group Ltd.	164,000	180,395
*	China Shuifa Singyes Energy Holdings Ltd.	224,000	15,903
*	China Silver Group Ltd.	722,000	30,488
#*	China South City Holdings Ltd.	2,314,000	151,817
	China South Publishing & Media Group Co. Ltd., Class A	24,000	38,134
*	China Southern Airlines Co. Ltd., Class H	140,000	87,749
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A	28,700	26,894
	China Starch Holdings Ltd.	2,090,000	42,316
	China State Construction Development Holdings Ltd.	290,000	109,310
	China State Construction Engineering Corp. Ltd., Class A	568,800	487,226
	China State Construction International Holdings Ltd.	834,000	1,022,540
#*	China Sunshine Paper Holdings Co. Ltd.	444,000	159,151
	China Suntien Green Energy Corp. Ltd., Class H	647,000	237,765
	China Taiping Insurance Holdings Co. Ltd.	795,612	887,463
	China Testing & Certification International Group Co. Ltd., Class A	24,208	38,311
	China Tianying, Inc., Class A	128,200	97,127
	China Tourism Group Duty Free Corp. Ltd., Class A	12,444	219,965
Ω	China Tower Corp. Ltd., Class H	17,362,000	1,962,575
	China Traditional Chinese Medicine Holdings Co. Ltd.	1,532,000	708,263
*	China TransInfo Technology Co. Ltd., Class A	24,900	45,518
*	China Travel International Investment Hong Kong Ltd.	1,120,000	247,507
	China Tungsten & Hightech Materials Co. Ltd., Class A	48,750	70,138
	China Vanke Co. Ltd., Class H	619,638	878,244
	China Water Affairs Group Ltd.	296,000	251,139
	China West Construction Group Co. Ltd., Class A	44,900	48,598
	China World Trade Center Co. Ltd., Class A	12,500	35,480
Ω	China Xinhua Education Group Ltd.	149,000	14,693
	China Yangtze Power Co. Ltd., Class A	188,453	566,501
	China Yongda Automobiles Services Holdings Ltd.	630,000	288,668
*Ω	China Yuhua Education Corp. Ltd.	1,168,000	153,614
#*	China ZhengTong Auto Services Holdings Ltd.	351,000	24,408
	China Zhenhua Group Science & Technology Co. Ltd., Class A	11,700	146,398
#	China Zheshang Bank Co. Ltd., Class H	328,899	96,694
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	41,500	16,848
	China Zhongwang Holdings Ltd.	944,318	38,141
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	15,600	22,331
	Chinasoft International Ltd.	1,280,000	801,783
*	Chindata Group Holdings Ltd., ADR	56,097	452,142
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	26,500	46,958
	Chongqing Changan Automobile Co. Ltd., Class A	108,012	242,958
	Chongqing Department Store Co. Ltd., Class A	21,300	106,143
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	27,532	66,025
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	16,250	42,954
	Chongqing Gas Group Corp. Ltd., Class A	33,300	33,198
*	Chongqing Iron & Steel Co. Ltd., Class H	342,000	38,333

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chongqing Machinery & Electric Co. Ltd., Class H	568,000	$42,327
	Chongqing Rural Commercial Bank Co. Ltd., Class H	1,288,000	476,458
	Chongqing Zaisheng Technology Corp. Ltd., Class A	46,140	29,604
	Chongqing Zhifei Biological Products Co. Ltd., Class A	39,000	255,066
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	34,500	34,549
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	36,400	32,122
	Chow Tai Seng Jewellery Co. Ltd., Class A	41,750	97,807
††	CIFI Ever Sunshine Services Group Ltd.	346,000	101,596
	CIMC Enric Holdings Ltd.	396,000	399,307
Ω	CIMC Vehicles Group Co. Ltd., Class H	43,000	43,028
	Cinda Real Estate Co. Ltd., Class A	63,800	44,624
	Cisen Pharmaceutical Co. Ltd., Class A	14,000	28,692
	CITIC Securities Co. Ltd., Class H	369,600	796,093
*	Citychamp Watch & Jewellery Group Ltd.	560,000	84,927
*	CMGE Technology Group Ltd.	274,000	63,557
	CMOC Group Ltd., Class H	483,000	323,218
	CMST Development Co. Ltd., Class A	84,200	69,702
*	CNFinance Holdings Ltd., ADR	23,410	74,210
	CNGR Advanced Material Co. Ltd., Class A	6,500	56,328
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	75,835	64,875
	CNOOC Energy Technology & Services Ltd., Class A	162,200	70,618
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	59,670	79,584
	CoCreation Grass Co. Ltd., Class A	4,200	14,885
	COFCO Biotechnology Co. Ltd., Class A	73,600	78,517
*	COFCO Joycome Foods Ltd.	1,280,000	355,150
*††	Colour Life Services Group Co. Ltd.	156,088	10,607
	Comba Telecom Systems Holdings Ltd.	942,000	159,225
	Concord New Energy Group Ltd.	4,164,648	342,452
#*	Confidence Intelligence Holdings Ltd.	12,000	2,612
	Consun Pharmaceutical Group Ltd.	217,000	158,989
	Contec Medical Systems Co. Ltd., Class A	9,800	31,904
	Contemporary Amperex Technology Co. Ltd., Class A	43,170	1,439,329
*	Continental Aerospace Technologies Holding Ltd.	1,469,171	16,673
	COSCO SHIPPING Development Co. Ltd., Class H	1,990,000	232,543
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	272,000	300,582
	COSCO SHIPPING Holdings Co. Ltd., Class H	1,186,900	1,256,229
	COSCO SHIPPING International Hong Kong Co. Ltd.	282,000	119,348
	COSCO SHIPPING Ports Ltd.	920,510	581,592
*	Cosmopolitan International Holdings Ltd.	152,000	22,217
#*	Country Garden Holdings Co. Ltd.	3,298,904	677,730
	Country Garden Services Holdings Co. Ltd.	379,287	434,264
	CPMC Holdings Ltd.	424,000	238,218
*	CPT Technology Group Co. Ltd., Class A	83,600	23,278
	CQ Pharmaceutical Holding Co. Ltd., Class A	53,800	46,791
*	Crazy Sports Group Ltd.	1,774,000	37,982
	CRRC Corp. Ltd., Class H	605,000	333,904
	Crystal Clear Electronic Material Co. Ltd., Class A	23,526	35,694
Ω	CSC Financial Co. Ltd., Class H	118,000	139,695
	CSG Holding Co. Ltd., Class A	83,834	72,121
*	CSG Smart Science&Technology Co. Ltd., Class A	34,500	37,290
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	36,900	67,661
	CSPC Pharmaceutical Group Ltd.	3,464,640	2,893,928
#	CSSC Hong Kong Shipping Co. Ltd.	768,000	140,049
	CTS International Logistics Corp. Ltd., Class A	55,500	73,744
*††	CWT International Ltd.	960,000	5,539
	Da Ming International Holdings Ltd.	30,000	6,177
	Daan Gene Co. Ltd., Class A	69,120	98,018
Ω	Dali Foods Group Co. Ltd.	1,042,000	486,471
	Dalian Bio-Chem Co. Ltd., Class A	5,460	8,577

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	85,600	$60,527
	Dalipal Holdings Ltd.	216,000	103,202
	Daqin Railway Co. Ltd., Class A	131,288	131,552
	Dashang Co. Ltd., Class A	20,900	57,693
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	21,493	83,742
	Dawnrays Pharmaceutical Holdings Ltd.	384,000	60,070
	Dazhong Transportation Group Co. Ltd., Class A	39,100	18,006
	Dazzle Fashion Co. Ltd., Class A	9,112	20,275
	DBG Technology Co. Ltd., Class A	36,100	53,715
	DeHua TB New Decoration Materials Co. Ltd., Class A	37,700	64,523
*	Deppon Logistics Co. Ltd., Class A	21,300	52,924
	DHC Software Co. Ltd., Class A	61,600	58,635
	Dian Diagnostics Group Co. Ltd., Class A	19,254	65,520
#*	Differ Group Auto Ltd.	1,236,000	13,204
	Digital China Group Co. Ltd., Class A	20,200	71,145
	Digital China Holdings Ltd.	409,250	162,249
	Digital China Information Service Co. Ltd., Class A	38,600	62,061
	Do-Fluoride Chemicals Co. Ltd., Class A	34,780	95,417
	Dong-E-E-Jiao Co. Ltd., Class A	4,100	28,092
	Dongfang Electric Corp. Ltd., Class H	58,000	77,672
	Dongfang Electronics Co. Ltd., Class A	29,700	38,250
	Dongfeng Motor Group Co. Ltd., Class H	1,324,000	619,669
	Dongguan Aohai Technology Co. Ltd., Class A	11,400	54,413
	Dongguan Development Holdings Co. Ltd., Class A	31,100	42,853
*	Dongjiang Environmental Co. Ltd., Class H	80,800	24,292
	Dongxing Securities Co. Ltd., Class A	61,200	78,087
	Dongyue Group Ltd.	1,000,000	986,563
*	DouYu International Holdings Ltd., ADR	65,268	78,322
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	233,000	78,796
#*Ω	East Buy Holding Ltd.	160,000	782,405
	East Group Co. Ltd., Class A	52,400	48,146
	East Money Information Co. Ltd., Class A	119,583	269,845
	Ecovacs Robotics Co. Ltd., Class A	11,800	130,751
	Edan Instruments, Inc., Class A	12,100	22,386
	Edifier Technology Co. Ltd., Class A	8,700	20,039
	Edvantage Group Holdings Ltd.	226,549	75,107
#	EEKA Fashion Holdings Ltd.	137,000	231,234
	Electric Connector Technology Co. Ltd., Class A	12,700	64,241
*	Elion Energy Co. Ltd., Class A	106,600	51,220
	ENN Energy Holdings Ltd.	140,200	1,704,102
	Eoptolink Technology, Inc.Ltd., Class A	7,280	52,881
	Era Co. Ltd., Class A	39,000	32,764
	Essex Bio-technology Ltd.	144,000	60,570
	Eternal Asia Supply Chain Management Ltd., Class A	49,000	36,987
	EVA Precision Industrial Holdings Ltd.	672,000	75,353
	Eve Energy Co. Ltd., Class A	10,215	84,830
*	Everbright Jiabao Co. Ltd., Class A	39,300	18,520
Ω	Everbright Securities Co. Ltd., Class H	61,600	47,690
#*Ω	Everest Medicines Ltd.	82,000	230,106
*	Fangda Carbon New Material Co. Ltd., Class A	73,149	63,519
*	Fangda Special Steel Technology Co. Ltd., Class A	123,996	87,817
*	Fanhua, Inc., Sponsored ADR	11,560	82,307
*	FAW Jiefang Group Co. Ltd., Class A	34,900	45,314
	FAWER Automotive Parts Co. Ltd., Class A	73,300	57,061
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	14,400	35,742
	Fibocom Wireless, Inc., Class A	9,780	28,756
*	FIH Mobile Ltd.	1,689,000	182,636
	Financial Street Holdings Co. Ltd., Class A	86,800	62,723
	FinVolution Group, ADR	79,604	467,275

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	First Capital Securities Co. Ltd., Class A	71,200	$62,829
	First Tractor Co. Ltd., Class H	126,000	62,967
	Flat Glass Group Co. Ltd., Class H	109,000	326,267
	Focus Media Information Technology Co. Ltd., Class A	253,100	264,220
	Foryou Corp., Class A	14,004	67,995
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	33,611	218,295
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	13,700	17,014
*	Founder Holdings Ltd.	390,000	33,713
	Founder Securities Co. Ltd., Class A	89,300	90,637
*	Fountain SET Holdings Ltd.	150,000	12,235
	Foxconn Industrial Internet Co. Ltd., Class A	84,500	264,643
	FriendTimes, Inc.	214,000	23,633
	Fu Shou Yuan International Group Ltd.	622,000	480,958
	Fufeng Group Ltd.	1,005,000	547,300
#*††	Fuguiniao Co. Ltd.	51,000	0
	Fujian Boss Software Development Co. Ltd., Class A	16,899	38,635
	Fujian Longking Co. Ltd., Class A	30,100	74,945
	Fujian Star-net Communication Co. Ltd., Class A	23,700	70,089
	Fujian Sunner Development Co. Ltd., Class A	21,900	65,563
	Fulin Precision Co. Ltd., Class A	34,700	51,563
*	Fullshare Holdings Ltd.	5,967,483	30,702
*	Funshine Culture Group Co. Ltd., Class A	3,800	32,739
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	172,400	768,252
*	Gan & Lee Pharmaceuticals Co. Ltd., Class A	4,700	29,425
Ω	Ganfeng Lithium Group Co. Ltd., Class H	100,760	649,137
*	Gansu Qilianshan Cement Group Co. Ltd., Class A	31,700	53,028
	Gansu Shangfeng Cement Co. Ltd., Class A	44,600	65,234
	Gaona Aero Material Co. Ltd., Class A	10,720	35,497
	G-bits Network Technology Xiamen Co. Ltd., Class A	900	54,342
	GCL Energy Technology Co. Ltd., Class A	19,200	33,447
#*	GCL New Energy Holdings Ltd.	157,799	12,243
*	GCL System Integration Technology Co. Ltd., Class A	44,400	19,090
#*	GDS Holdings Ltd., ADR	10,252	136,147
*	GDS Holdings Ltd., Class A	293,400	483,087
	Geely Automobile Holdings Ltd.	1,392,000	2,031,253
	GEM Co. Ltd., Class A	59,000	58,203
	Gemdale Corp., Class A	49,400	59,823
	Gemdale Properties & Investment Corp. Ltd.	3,938,000	233,641
*	Genimous Technology Co. Ltd., Class A	48,000	43,551
	Geovis Technology Co. Ltd., Class A	2,562	17,546
	Getein Biotech, Inc., Class A	15,288	26,999
	GF Securities Co. Ltd., Class H	168,200	269,125
	Giant Network Group Co. Ltd., Class A	17,600	35,008
	GigaDevice Semiconductor, Inc., Class A	2,160	34,739
*	Ginlong Technologies Co. Ltd., Class A	4,700	62,277
	Glarun Technology Co. Ltd., Class A	16,000	35,449
	GoerTek, Inc., Class A	25,400	63,688
	Goke Microelectronics Co. Ltd., Class A	2,500	27,200
	Goldcard Smart Group Co. Ltd., Class A	8,900	16,834
Ω	Golden Throat Holdings Group Co. Ltd.	20,500	6,948
	GoldenHome Living Co. Ltd., Class A	3,500	16,918
	Goldenmax International Group Ltd., Class A	25,200	34,364
	Goldlion Holdings Ltd.	159,152	23,400
	Goldpac Group Ltd.	138,000	26,921
	Goldwind Science & Technology Co. Ltd., Class H	298,258	204,678
#*	GOME Retail Holdings Ltd.	3,510,940	36,229
*	Goodbaby International Holdings Ltd.	381,000	28,048
	GoodWe Technologies Co. Ltd., Class A	2,195	50,958
*	Gotion High-tech Co. Ltd., Class A	14,700	56,726

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Grand Baoxin Auto Group Ltd.	681,823	$24,946
	Grandblue Environment Co. Ltd., Class A	18,190	47,940
*	Grandjoy Holdings Group Co. Ltd., Class A	63,800	39,585
	Great Wall Motor Co. Ltd., Class H	303,000	414,596
*	Greatview Aseptic Packaging Co. Ltd.	435,000	127,626
	Gree Electric Appliances, Inc. of Zhuhai, Class A	41,700	226,456
	Gree Real Estate Co. Ltd., Class A	27,900	27,220
	Greenland Hong Kong Holdings Ltd.	543,000	32,556
	Greentown China Holdings Ltd.	493,500	567,312
Ω	Greentown Management Holdings Co. Ltd.	289,000	256,549
#	Greentown Service Group Co. Ltd.	656,000	344,439
	GRG Banking Equipment Co. Ltd., Class A	19,300	31,125
	GRG Metrology & Test Group Co. Ltd., Class A	18,900	43,301
	Grinm Advanced Materials Co. Ltd., Class A	29,000	54,218
	Guangdong Advertising Group Co. Ltd., Class A	59,500	52,571
	Guangdong Aofei Data Technology Co. Ltd., Class A	40,799	54,142
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	73,400	70,861
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	32,800	25,128
	Guangdong Dongpeng Holdings Co. Ltd., Class A	28,000	47,276
	Guangdong Dowstone Technology Co. Ltd., Class A	17,400	31,337
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	33,300	36,053
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	12,700	41,294
	Guangdong Haid Group Co. Ltd., Class A	27,000	190,351
	Guangdong HEC Technology Holding Co. Ltd., Class A	77,103	77,143
	Guangdong Hongda Holdings Group Co. Ltd., Class A	13,700	51,480
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	85,100	24,792
	Guangdong Hybribio Biotech Co. Ltd., Class A	38,175	55,399
	Guangdong Investment Ltd.	854,000	739,322
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	2,100	19,012
	Guangdong Provincial Expressway Development Co. Ltd., Class A	70,521	75,596
	Guangdong Shirongzhaoye Co. Ltd., Class A	10,600	10,751
	Guangdong South New Media Co. Ltd., Class A	8,000	46,469
	Guangdong Tapai Group Co. Ltd., Class A	52,698	65,140
	Guangdong Topstar Technology Co. Ltd., Class A	9,400	17,307
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	28,900	74,414
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	123,500	53,257
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	21,000	48,036
*	Guangshen Railway Co. Ltd., Class H	655,500	172,856
	Guangxi Guiguan Electric Power Co. Ltd., Class A	22,100	17,170
	Guangxi Liugong Machinery Co. Ltd., Class A	70,050	78,348
	Guangxi LiuYao Group Co. Ltd., Class A	11,600	34,587
	Guangxi Wuzhou Communications Co. Ltd., Class A	41,250	22,751
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	143,400	51,592
	Guangzhou Automobile Group Co. Ltd., Class H	670,836	422,266
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	38,600	77,836
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	11,900	78,257
	Guangzhou Haige Communications Group, Inc. Co., Class A	27,700	38,658
*	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	15,500	15,020
	Guangzhou KDT Machinery Co. Ltd., Class A	13,557	35,190
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	11,200	113,025
	Guangzhou Restaurant Group Co. Ltd., Class A	12,120	44,487
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	8,000	69,171
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	19,060	98,368
	Guangzhou Wondfo Biotech Co. Ltd., Class A	14,980	56,591
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	37,746	39,405
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	50,100	58,287
*	Guizhou Gas Group Corp. Ltd., Class A	27,100	33,968
	Guizhou Zhenhua E-chem, Inc., Class A	19,943	87,502

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Guolian Securities Co. Ltd., Class H	110,500	$53,465
	Guomai Technologies, Inc., Class A	25,900	28,226
	Guosen Securities Co. Ltd., Class A	47,012	63,819
*	Guosheng Financial Holding, Inc., Class A	44,630	58,856
Ω	Guotai Junan Securities Co. Ltd., Class H	61,600	76,936
	Guoyuan Securities Co. Ltd., Class A	50,550	52,278
*	H World Group Ltd.	95,400	456,719
	Haier Smart Home Co. Ltd., Class A	40,200	139,234
	Haier Smart Home Co. Ltd., Class H	489,999	1,611,357
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	9,380	24,164
	Hainan Drinda New Energy Technology Co. Ltd., Class A	3,495	53,163
*	Hainan Meilan International Airport Co. Ltd., Class H	103,000	156,192
	Hainan Poly Pharm Co. Ltd., Class A	17,000	48,182
	Hainan Strait Shipping Co. Ltd., Class A	59,000	52,979
	Haitian International Holdings Ltd.	305,000	763,931
	Haitong Securities Co. Ltd., Class H	454,000	317,632
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	622,000	70,109
	Hand Enterprise Solutions Co. Ltd., Class A	36,700	54,583
	Hang Zhou Great Star Industrial Co. Ltd., Class A	31,400	96,678
	Hangcha Group Co. Ltd., Class A	17,072	58,993
	Hangxiao Steel Structure Co. Ltd., Class A	101,700	60,404
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	57,000	86,286
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,500	20,630
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	5,800	27,839
	Hangzhou First Applied Material Co. Ltd., Class A	13,566	66,493
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	5,300	34,468
	Hangzhou Lion Electronics Co. Ltd., Class A	9,844	52,990
	Hangzhou Onechance Tech Corp., Class A	5,700	22,318
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	18,800	89,729
	Hangzhou Robam Appliances Co. Ltd., Class A	17,700	72,360
	Hangzhou Silan Microelectronics Co. Ltd., Class A	22,000	94,461
	Hangzhou Tigermed Consulting Co. Ltd., Class A	1,733	16,703
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	15,900	103,369
	Han's Laser Technology Industry Group Co. Ltd., Class A	25,800	88,574
Ω	Hansoh Pharmaceutical Group Co. Ltd.	254,000	412,455
	Haohua Chemical Science & Technology Co. Ltd., Class A	6,900	34,846
*Ω	Harbin Bank Co. Ltd., Class H	480,000	15,390
	Harbin Boshi Automation Co. Ltd., Class A	14,461	35,591
	HBIS Resources Co. Ltd., Class A	18,300	38,450
	Health & Happiness H&H International Holdings Ltd.	152,000	200,416
*	Healthcare Co. Ltd., Class A	15,400	25,055
*	Hebei Construction Group Corp. Ltd., Class H	180,000	18,440
	Hefei Meiya Optoelectronic Technology, Inc., Class A	17,800	65,785
	Hefei Urban Construction Development Co. Ltd., Class A	25,800	28,509
	Heilongjiang Agriculture Co. Ltd., Class A	29,600	60,857
#	Hello Group, Inc., Sponsored ADR	69,983	745,319
	Henan Lingrui Pharmaceutical Co., Class A	26,474	56,455
	Henan Mingtai Al Industrial Co. Ltd., Class A	30,700	67,827
	Henan Pinggao Electric Co. Ltd., Class A	40,800	67,131
	Henan Shuanghui Investment & Development Co. Ltd., Class A	66,159	233,901
	Henan Thinker Automatic Equipment Co. Ltd., Class A	11,480	26,869
*	Henan Yicheng New Energy Co. Ltd., Class A	53,900	39,552
	Henan Yuguang Gold & Lead Co. Ltd., Class A	59,600	58,012
	Henan Zhongyuan Expressway Co. Ltd., Class A	59,500	32,150
	Hengan International Group Co. Ltd.	390,500	1,606,244
*	Hengdeli Holdings Ltd.	911,200	16,950
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	38,000	92,710
*	Hengli Petrochemical Co. Ltd., Class A	75,000	163,514
	Hengtong Optic-electric Co. Ltd., Class A	25,000	53,854

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hengyi Petrochemical Co. Ltd., Class A	47,720	$48,797
	Hesteel Co. Ltd., Class A	300,600	101,443
	Hexing Electrical Co. Ltd., Class A	20,700	73,524
*	Hi Sun Technology China Ltd.	1,011,000	79,385
	Hisense Home Appliances Group Co. Ltd., Class H	175,000	453,295
	Hithink RoyalFlush Information Network Co. Ltd., Class A	5,188	137,459
*	Holitech Technology Co. Ltd., Class A	89,400	41,052
	Homeland Interactive Technology Ltd.	136,000	31,281
*	Hongda Xingye Co. Ltd., Class A	143,900	50,192
	Hongfa Technology Co. Ltd., Class A	13,300	64,665
*	Honghua Group Ltd.	1,396,000	26,117
*	Hongli Zhihui Group Co. Ltd., Class A	29,100	30,035
*††Ω	Honworld Group Ltd.	72,000	4,728
*Ω	Hope Education Group Co. Ltd.	2,376,000	180,810
*	Hopefluent Group Holdings Ltd.	96,000	19,517
	Hopson Development Holdings Ltd.	645,148	541,395
	Hoyuan Green Energy Co. Ltd., Class A	16,990	120,750
*Ω	Hua Hong Semiconductor Ltd.	350,000	1,191,771
*	Hua Yin International Holdings Ltd.	115,000	6,209
	Huaan Securities Co. Ltd., Class A	23,080	17,835
	Huadong Medicine Co. Ltd., Class A	23,900	145,401
	Huafon Chemical Co. Ltd., Class A	104,000	108,334
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	57,300	30,408
*	Huafu Fashion Co. Ltd., Class A	77,300	35,387
	Huagong Tech Co. Ltd., Class A	10,500	52,890
	Hualan Biological Engineering, Inc., Class A	25,300	81,599
#*	Huanxi Media Group Ltd.	450,000	60,263
	Huapont Life Sciences Co. Ltd., Class A	86,950	63,695
Ω	Huatai Securities Co. Ltd., Class H	194,200	277,099
	Huaxi Securities Co. Ltd., Class A	64,300	83,097
	Huaxia Bank Co. Ltd., Class A	148,736	120,780
	Huayu Automotive Systems Co. Ltd., Class A	70,100	193,842
#	Huazhong In-Vehicle Holdings Co. Ltd.	156,000	47,459
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	92,800	44,468
	Hubei Dinglong Co. Ltd., Class A	13,200	41,687
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	4,650	25,836
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	26,500	97,750
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	33,700	114,029
	Huishang Bank Corp. Ltd., Class H	123,900	37,209
	Huizhou Desay Sv Automotive Co. Ltd., Class A	2,800	61,054
	Hunan Aihua Group Co. Ltd., Class A	14,000	45,684
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	49,400	22,956
	Hunan Gold Corp. Ltd., Class A	31,100	54,247
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	42,600	40,044
	Hunan Valin Steel Co. Ltd., Class A	121,200	101,856
	Hunan Zhongke Electric Co. Ltd., Class A	24,000	40,366
	Hundsun Technologies, Inc., Class A	3,900	22,482
*	HUYA, Inc., ADR	39,605	135,845
Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	70,000	455,073
*	Hytera Communications Corp. Ltd., Class A	61,000	52,958
*	HyUnion Holding Co. Ltd., Class A	44,700	43,864
*	IAT Automobile Technology Co. Ltd., Class A	9,400	21,392
#*	IBO Technology Co. Ltd.	152,000	12,709
#*Ω	iDreamSky Technology Holdings Ltd.	357,200	165,495
	Iflytek Co. Ltd., Class A	2,700	23,771
	IKD Co. Ltd., Class A	11,600	37,686
#*	I-Mab, Sponsored ADR	18,909	54,458
Ω	IMAX China Holding, Inc.	66,100	81,149
	Imeik Technology Development Co. Ltd., Class A	700	46,688

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Industrial & Commercial Bank of China Ltd., Class H	11,377,017	$5,555,710
	Industrial Bank Co. Ltd., Class A	283,145	661,020
	Industrial Securities Co. Ltd., Class A	115,760	113,151
	Infore Environment Technology Group Co. Ltd., Class A	56,700	40,963
#Ω	Ingdan, Inc.	313,000	53,618
	Ingenic Semiconductor Co. Ltd., Class A	2,200	25,848
*	Inkeverse Group Ltd.	171,000	19,832
	Inmyshow Digital Technology Group Co. Ltd., Class A	27,900	27,363
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	345,920	91,588
*	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	29,800	38,834
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	89,100	357,904
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	108,359	113,842
*Ω	InnoCare Pharma Ltd.	57,000	59,693
*Ω	Innovent Biologics, Inc.	53,000	236,986
	Innuovo Technology Co. Ltd., Class A	26,600	25,346
*	Inspur Digital Enterprise Technology Ltd.	182,000	66,400
	Inspur Electronic Information Industry Co. Ltd., Class A	10,500	67,148
	Inspur Software Co. Ltd., Class A	6,700	14,482
	Intco Medical Technology Co. Ltd., Class A	20,880	64,098
	Intron Technology Holdings Ltd.	63,000	41,477
#*	iQIYI, Inc., ADR	144,800	918,032
	IReader Technology Co. Ltd., Class A	10,100	33,577
*	IRICO Group New Energy Co. Ltd., Class H	13,900	13,769
#	IVD Medical Holding Ltd.	205,000	31,128
	JA Solar Technology Co. Ltd., Class A	51,801	241,295
	Jade Bird Fire Co. Ltd., Class A	27,950	71,858
	Jafron Biomedical Co. Ltd., Class A	11,000	36,492
	Jason Furniture Hangzhou Co. Ltd., Class A	11,570	73,448
	JCET Group Co. Ltd., Class A	34,800	160,916
*Ω	JD Health International, Inc.	58,000	423,997
	JD.com, Inc., Class A	195,797	4,053,698
	Jenkem Technology Co. Ltd., Class A	1,328	20,539
	JH Educational Technology, Inc.	198,000	29,139
	Jiajiayue Group Co. Ltd., Class A	29,000	55,514
	Jiangling Motors Corp. Ltd., Class A	21,700	59,529
*	Jiangsu Azure Corp., Class A	39,600	61,156
*	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	2,842	21,513
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	5,500	26,751
*	Jiangsu Canlon Building Materials Co. Ltd., Class A	10,700	23,010
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	39,800	40,013
*	Jiangsu Chuanzhiboke Education Technology Co. Ltd., Class A	10,700	21,424
	Jiangsu Cnano Technology Co. Ltd., Class A	9,258	37,673
	Jiangsu Eastern Shenghong Co. Ltd., Class A	14,900	26,212
	Jiangsu Expressway Co. Ltd., Class H	302,000	276,942
	Jiangsu Guomao Reducer Co. Ltd., Class A	19,880	52,901
	Jiangsu Guotai International Group Co. Ltd., Class A	79,300	87,759
*	Jiangsu Guoxin Corp. Ltd., Class A	27,300	27,370
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	2,800	26,885
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	9,826	98,702
*	Jiangsu Hoperun Software Co. Ltd., Class A	6,200	20,223
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	20,400	31,264
	Jiangsu Huaxicun Co. Ltd., Class A	24,600	33,969
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	119,800	66,941
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	18,300	47,993
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	24,600	68,290
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	41,800	31,134
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	12,614	35,115
	Jiangsu Linyang Energy Co. Ltd., Class A	58,100	63,830
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	4,900	21,798

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Pacific Quartz Co. Ltd., Class A	4,400	$63,292
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	48,000	84,795
	Jiangsu Shagang Co. Ltd., Class A	107,600	63,880
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	49,800	73,373
	Jiangsu Sidike New Material Science & Technology Co. Ltd., Class A	10,500	27,745
	Jiangsu Sopo Chemical Co., Class A	27,700	27,415
	Jiangsu ToLand Alloy Co. Ltd., Class A	11,440	51,066
	Jiangsu Yangnong Chemical Co. Ltd., Class A	11,040	109,753
	Jiangsu Yoke Technology Co. Ltd., Class A	2,800	26,691
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	13,100	61,957
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	90,800	58,770
	Jiangsu Zhongtian Technology Co. Ltd., Class A	35,400	78,038
	Jiangxi Bank Co. Ltd., Class H	294,500	38,058
	Jiangxi Copper Co. Ltd., Class H	260,000	436,789
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	11,200	21,058
	Jiangxi Wannianqing Cement Co. Ltd., Class A	39,900	47,931
	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	17,200	54,733
	Jiangzhong Pharmaceutical Co. Ltd., Class A	20,600	54,064
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	41,600	30,467
	Jiayou International Logistics Co. Ltd., Class A	15,033	36,545
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	16,400	40,040
*	Jilin Chemical Fibre, Class A	59,600	31,042
#	Jinchuan Group International Resources Co. Ltd.	2,068,000	117,031
	Jinduicheng Molybdenum Co. Ltd., Class A	54,200	87,426
	Jingjin Equipment, Inc., Class A	13,580	59,267
*	Jingrui Holdings Ltd.	221,000	1,979
#*	JinkoSolar Holding Co. Ltd., ADR	18,225	773,651
*	Jinlei Technology Co. Ltd., Class A	7,800	38,267
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	91,400	43,504
Ω	Jiumaojiu International Holdings Ltd.	357,000	704,555
	Jiuzhitang Co. Ltd., Class A	24,800	42,604
	JL Mag Rare-Earth Co. Ltd., Class A	17,920	44,456
	JNBY Design Ltd.	107,000	125,793
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	46,400	81,707
	Joinn Laboratories China Co. Ltd., Class A	8,808	34,651
	Jointown Pharmaceutical Group Co. Ltd., Class A	62,316	86,414
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	10,000	49,119
	Joy City Property Ltd.	2,264,000	85,971
	Joyoung Co. Ltd., Class A	28,300	62,999
*Ω	JS Global Lifestyle Co. Ltd.	686,000	122,206
	JSTI Group, Class A	36,800	34,054
	Ju Teng International Holdings Ltd.	412,000	61,135
	Juewei Food Co. Ltd., Class A	8,200	44,079
*	Juneyao Airlines Co. Ltd., Class A	13,400	34,177
	Jushri Technologies, Inc., Class A	12,300	24,810
*	Jutal Offshore Oil Services Ltd.	216,000	15,799
*Ω	JW Cayman Therapeutics Co. Ltd.	32,000	11,652
	JY Grandmark Holdings Ltd.	13,000	2,043
*	Kaishan Group Co. Ltd., Class A	24,500	49,936
*Ω	Kangda International Environmental Co. Ltd.	250,000	12,366
	Kangji Medical Holdings Ltd.	125,500	140,021
	Keboda Technology Co. Ltd., Class A	1,700	19,289
*	Keeson Technology Corp. Ltd., Class A	9,984	16,712
	Kehua Data Co. Ltd., Class A	12,100	59,642
	Keshun Waterproof Technologies Co. Ltd., Class A	40,400	58,135
*	Kidswant Children Products Co. Ltd., Class A	22,600	36,398
	Kingboard Holdings Ltd.	414,900	1,154,523
	Kingboard Laminates Holdings Ltd.	709,973	728,448
	KingClean Electric Co. Ltd., Class A	13,020	50,503

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Kingsoft Cloud Holdings Ltd.	106,000	$49,080
	Kingsoft Corp. Ltd.	216,200	930,559
*Ω	Kintor Pharmaceutical Ltd.	89,000	45,763
*	Ko Yo Chemical Group Ltd.	2,964,000	47,761
	Konfoong Materials International Co. Ltd., Class A	2,600	23,393
*	Kong Sun Holdings Ltd.	650,000	4,691
*	Konka Group Co. Ltd., Class A	48,100	31,845
	KPC Pharmaceuticals, Inc., Class A	26,900	67,015
	Kuang-Chi Technologies Co. Ltd., Class A	15,700	32,986
	Kunlun Energy Co. Ltd.	1,626,000	1,330,546
*	Kunlun Tech Co. Ltd., Class A	3,800	19,725
	Kunshan Dongwei Technology Co. Ltd., Class A	2,852	24,715
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	10,800	45,972
#*	KWG Group Holdings Ltd.	660,830	118,171
#*	KWG Living Group Holdings Ltd.	396,915	50,880
*	Lakala Payment Co. Ltd., Class A	25,900	66,632
	Lao Feng Xiang Co. Ltd., Class A	12,900	112,804
	Laobaixing Pharmacy Chain JSC, Class A	22,412	89,359
*	Launch Tech Co. Ltd., Class H	53,500	15,040
	LB Group Co. Ltd., Class A	49,500	131,800
	Lee & Man Paper Manufacturing Ltd.	764,000	265,167
	Lee's Pharmaceutical Holdings Ltd.	163,500	30,561
Ω	Legend Holdings Corp., Class H	374,100	386,245
	Lenovo Group Ltd.	3,042,000	3,501,915
	Lens Technology Co. Ltd., Class A	55,300	95,759
*	Leo Group Co. Ltd., Class A	189,800	63,809
	Leoch International Technology Ltd.	111,000	22,934
	Lepu Medical Technology Beijing Co. Ltd., Class A	30,207	88,049
	Levima Advanced Materials Corp., Class A	14,200	48,620
*	LexinFintech Holdings Ltd., ADR	53,354	160,062
	Leyard Optoelectronic Co. Ltd., Class A	46,400	42,173
#*	Li Auto, Inc., ADR	5,130	219,564
*	Li Auto, Inc., Class A	26,700	573,169
	Li Ning Co. Ltd.	581,500	3,545,073
	LianChuang Electronic Technology Co. Ltd., Class A	55,600	90,785
	Lianhe Chemical Technology Co. Ltd., Class A	42,500	61,191
*	Liao Ning Oxiranchem, Inc., Class A	23,500	26,301
	Liaoning Cheng Da Co. Ltd., Class A	8,900	18,073
	Liaoning Port Co. Ltd., Class H	580,000	53,569
	Lier Chemical Co. Ltd., Class A	43,792	89,065
*	Lifetech Scientific Corp.	756,000	264,296
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	36,200	17,221
*	Lingyi iTech Guangdong Co., Class A	127,100	109,426
*	Liuzhou Iron & Steel Co. Ltd., Class A	71,240	45,208
	Livzon Pharmaceutical Group, Inc., Class H	65,571	224,654
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	22,600	83,511
	LK Technology Holdings Ltd.	229,500	248,273
	Loncin Motor Co. Ltd., Class A	64,300	47,895
Ω	Longfor Group Holdings Ltd.	754,500	2,041,246
	Longhua Technology Group Luoyang Co. Ltd., Class A	20,300	22,620
	LONGi Green Energy Technology Co. Ltd., Class A	97,500	408,569
	Longshine Technology Group Co. Ltd., Class A	9,500	29,037
	Lonking Holdings Ltd.	1,008,000	180,275
	Luenmei Quantum Co. Ltd., Class A	59,000	55,740
	Luolai Lifestyle Technology Co. Ltd., Class A	45,500	73,083
	Luoniushan Co. Ltd., Class A	54,300	52,329
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	29,100	23,268
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,610	40,724
	Lushang Freda Pharmaceutical Co. Ltd., Class A	20,300	29,930

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Luxi Chemical Group Co. Ltd., Class A	64,000	$94,758
	Luxshare Precision Industry Co. Ltd., Class A	120,218	544,688
*Ω	Luye Pharma Group Ltd.	900,500	422,119
#*	LVGEM China Real Estate Investment Co. Ltd.	258,000	55,278
	Maanshan Iron & Steel Co. Ltd., Class H	696,000	145,148
	Maccura Biotechnology Co. Ltd., Class A	28,400	60,500
	Mango Excellent Media Co. Ltd., Class A	36,600	176,206
#*Ω	Maoyan Entertainment	192,800	226,754
	Maxscend Microelectronics Co. Ltd., Class A	1,400	23,619
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	14,500	51,849
Ω	Meitu, Inc.	332,000	121,205
*Ω	Meituan, Class B	80,160	1,530,264
	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,800	22,250
Ω	Midea Real Estate Holding Ltd.	173,600	181,401
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	4,800	64,135
	Min Xin Holdings Ltd.	66,000	28,224
	Ming Yang Smart Energy Group Ltd., Class A	31,678	80,061
#*	Ming Yuan Cloud Group Holdings Ltd.	282,000	171,387
*	Mingfa Group International Co. Ltd.	374,000	12,217
*	Minmetals Land Ltd.	687,644	35,237
Ω	Minsheng Education Group Co. Ltd.	428,000	14,966
	Minth Group Ltd.	404,000	1,293,220
	MLS Co. Ltd., Class A	70,500	91,814
*	MMG Ltd.	2,134,000	782,923
*Ω	Mobvista, Inc.	83,000	41,444
	Monalisa Group Co. Ltd., Class A	10,200	29,063
*Ω	Mulsanne Group Holding Ltd.	40,000	12,228
	Muyuan Foods Co. Ltd., Class A	102,654	638,532
*	Myhome Real Estate Development Group Co. Ltd., Class A	111,200	9,025
	MYS Group Co. Ltd., Class A	32,200	15,631
*††	Nan Hai Corp. Ltd.	4,000,000	3,385
*	NanJi E-Commerce Co. Ltd., Class A	73,286	41,372
	Nanjing Hanrui Cobalt Co. Ltd., Class A	10,500	50,865
	Nanjing Iron & Steel Co. Ltd., Class A	220,400	112,841
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	32,191	61,209
*	Nanjing Sample Technology Co. Ltd., Class H	67,000	36,390
	Nanjing Securities Co. Ltd., Class A	32,100	39,288
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	44,800	57,055
	Nanjing Yunhai Special Metals Co. Ltd., Class A	27,626	85,088
	Nantong Jianghai Capacitor Co. Ltd., Class A	26,300	70,455
	NARI Technology Co. Ltd., Class A	78,868	268,613
*	National Silicon Industry Group Co. Ltd., Class A	10,831	32,017
	NAURA Technology Group Co. Ltd., Class A	2,000	79,559
*	NavInfo Co. Ltd., Class A	25,800	40,519
	NetDragon Websoft Holdings Ltd.	168,500	334,594
	NetEase, Inc.	153,100	3,334,567
	Netjoy Holdings Ltd.	70,000	7,407
	New China Life Insurance Co. Ltd., Class H	247,500	717,757
	New Hope Dairy Co. Ltd., Class A	11,200	24,588
*	New Hope Liuhe Co. Ltd., Class A	35,900	62,848
*	Newborn Town, Inc.	140,000	27,345
*	Newland Digital Technology Co. Ltd., Class A	20,300	52,004
	Nexteer Automotive Group Ltd.	577,000	427,544
	Nine Dragons Paper Holdings Ltd.	938,000	618,138
	Ninestar Corp., Class A	15,891	74,543
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	17,700	14,894
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	10,600	46,809
	Ningbo Huaxiang Electronic Co. Ltd., Class A	37,000	71,803
	Ningbo Joyson Electronic Corp., Class A	35,893	95,737

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ningbo Orient Wires & Cables Co. Ltd., Class A	8,600	$55,992
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	8,507	59,857
	Ningbo Tuopu Group Co. Ltd., Class A	8,000	82,367
	Ningbo Xusheng Group Co. Ltd., Class A	12,908	46,123
	Ningbo Yunsheng Co. Ltd., Class A	21,900	24,672
	Ningbo Zhoushan Port Co. Ltd., Class A	63,480	31,649
*	NIO, Inc., Class A	47,020	717,874
#*	Niu Technologies, Sponsored ADR	20,055	88,041
	Noah Holdings Ltd., Sponsored ADR	11,958	182,001
	Norinco International Cooperation Ltd., Class A	24,180	55,116
	North Huajin Chemical Industries Co. Ltd., Class A	61,700	56,247
	Northeast Securities Co. Ltd., Class A	32,000	36,334
	Northking Information Technology Co. Ltd., Class A	12,152	34,597
	NSFOCUS Technologies Group Co. Ltd., Class A	18,700	31,602
*	NVC International Holdings Ltd.	1,151,000	13,804
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	20,100	23,829
#*Ω	Ocumension Therapeutics	79,000	97,868
*	Offcn Education Technology Co. Ltd., Class A	20,500	13,157
	Offshore Oil Engineering Co. Ltd., Class A	103,100	90,463
	Olympic Circuit Technology Co. Ltd., Class A	22,300	54,635
	Oppein Home Group, Inc., Class A	9,163	138,055
	Opple Lighting Co. Ltd., Class A	13,901	39,659
	ORG Technology Co. Ltd., Class A	109,700	72,487
*	Orient Group, Inc., Class A	151,400	52,131
	Orient Overseas International Ltd.	51,000	852,221
Ω	Orient Securities Co. Ltd., Class H	178,800	111,988
*	Oriental Energy Co. Ltd., Class A	77,700	99,008
	Oriental Pearl Group Co. Ltd., Class A	55,600	62,331
*	Ourpalm Co. Ltd., Class A	24,300	18,900
	Ovctek China, Inc., Class A	13,145	62,668
*	Overseas Chinese Town Asia Holdings Ltd.	108,000	8,847
	Pacific Online Ltd.	173,000	14,773
*	Pacific Securities Co. Ltd., Class A	125,700	70,428
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	19,300	54,112
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	122,500	70,508
	PAX Global Technology Ltd.	414,000	336,127
*	PCI Technology Group Co. Ltd., Class A	71,280	57,508
*	PDD Holdings, Inc., ADR	8,138	730,955
*Ω	Peijia Medical Ltd.	122,000	138,412
	Peking University Resources Holdings Co. Ltd.	534,000	9,308
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	235,900	68,714
	People's Insurance Co. Group of China Ltd. , Class H	1,229,000	473,151
	Perfect World Co. Ltd., Class A	14,600	30,699
	PharmaBlock Sciences Nanjing, Inc., Class A	5,600	40,044
#Ω	Pharmaron Beijing Co. Ltd., Class H	66,825	174,999
	PhiChem Corp., Class A	22,700	56,203
*	Phoenix Media Investment Holdings Ltd.	466,000	15,864
	PICC Property & Casualty Co. Ltd., Class H	1,697,582	1,991,133
	Ping An Bank Co. Ltd., Class A	262,300	453,032
#*Ω	Ping An Healthcare & Technology Co. Ltd.	189,900	503,404
	Ping An Insurance Group Co. of China Ltd., Class H	1,234,500	8,995,476
	PNC Process Systems Co. Ltd., Class A	14,520	63,220
	Poly Developments & Holdings Group Co. Ltd., Class A	86,700	173,004
	Poly Property Group Co. Ltd.	1,160,860	278,627
	Poly Property Services Co. Ltd., Class H	62,200	332,450
	Pony Testing International Group Co. Ltd., Class A	10,070	29,367
Ω	Pop Mart International Group Ltd.	90,600	257,456
#Ω	Postal Savings Bank of China Co. Ltd., Class H	1,678,000	1,034,483
*	Pou Sheng International Holdings Ltd.	1,282,687	119,403

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Power Construction Corp. of China Ltd., Class A	217,100	$182,467
	Prinx Chengshan Holding Ltd.	89,500	78,522
*	Productive Technologies Co. Ltd.	646,000	48,104
	Proya Cosmetics Co. Ltd., Class A	4,312	68,182
*	PW Medtech Group Ltd.	223,000	19,521
*	Q Technology Group Co. Ltd.	298,000	131,095
	Qianhe Condiment & Food Co. Ltd., Class A	7,548	20,531
	Qifu Technology, Inc., ADR	51,759	1,033,110
	Qingdao East Steel Tower Stock Co. Ltd., Class A	34,800	38,013
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	20,000	43,152
	Qingdao Gon Technology Co. Ltd., Class A	8,500	29,554
	Qingdao Haier Biomedical Co. Ltd., Class A	7,665	51,212
	Qingdao Hanhe Cable Co. Ltd., Class A	120,400	67,975
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	13,860	36,907
Ω	Qingdao Port International Co. Ltd., Class H	72,000	38,192
*	Qingdao Rural Commercial Bank Corp., Class A	202,900	85,208
*	Qingdao Sentury Tire Co. Ltd., Class A	12,300	59,747
*	Qingdao TGOOD Electric Co. Ltd., Class A	8,500	23,515
	Qingdao Topscomm Communication, Inc., Class A	24,800	33,840
*	Qingling Motors Co. Ltd., Class H	384,000	39,390
*	Qudian, Inc., Sponsored ADR	34,095	83,192
	Queclink Wireless Solutions Co. Ltd., Class A	12,720	19,942
	Quectel Wireless Solutions Co. Ltd., Class A	8,260	66,217
#*	Radiance Holdings Group Co. Ltd.	320,000	178,135
	Rainbow Digital Commercial Co. Ltd., Class A	48,600	45,509
	Raisecom Technology Co. Ltd., Class A	6,400	6,984
*	Rastar Group, Class A	34,300	18,095
	Raytron Technology Co. Ltd., Class A	3,669	23,824
Ω	Red Star Macalline Group Corp. Ltd., Class H	270,607	110,628
#*Ω	Redco Properties Group Ltd.	630,000	107,438
	Renhe Pharmacy Co. Ltd., Class A	57,900	53,834
	Renrui Human Resources Technology Holdings Ltd.	34,000	16,819
	Rianlon Corp., Class A	10,100	56,524
	Richinfo Technology Co. Ltd., Class A	9,000	26,697
*	Risen Energy Co. Ltd., Class A	21,100	68,210
*	RiseSun Real Estate Development Co. Ltd., Class A	170,603	72,593
	Riyue Heavy Industry Co. Ltd., Class A	9,600	24,437
*	Road King Infrastructure Ltd.	91,000	34,393
	Rongan Property Co. Ltd., Class A	52,800	24,621
*	Roshow Technology Co. Ltd., Class A	52,700	54,954
	Ruida Futures Co. Ltd., Class A	13,500	34,068
	Runjian Co. Ltd., Class A	6,400	31,907
*	Sai Micro Electronics, Inc., Class A	10,710	38,071
	SAIC Motor Corp. Ltd., Class A	73,900	160,430
	Sailun Group Co. Ltd., Class A	46,900	73,899
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	68,100	35,855
*	Sangfor Technologies, Inc., Class A	1,700	26,906
	Sanquan Food Co. Ltd., Class A	42,104	97,176
	Sansteel Minguang Co. Ltd. Fujian, Class A	113,200	76,859
	Sansure Biotech, Inc., Class A	28,803	72,842
	Sany Heavy Equipment International Holdings Co. Ltd.	565,000	894,260
	Sany Heavy Industry Co. Ltd., Class A	35,700	88,817
	Satellite Chemical Co. Ltd., Class A	79,857	180,175
	Sealand Securities Co. Ltd., Class A	112,300	67,162
*	Seazen Group Ltd.	1,277,333	287,650
*	Seazen Holdings Co. Ltd., Class A	21,400	49,415
#	S-Enjoy Service Group Co. Ltd.	173,000	116,673
	SF Holding Co. Ltd., Class A	72,867	507,987
	SG Micro Corp., Class A	3,295	38,945

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Bohui Paper Industrial Co. Ltd., Class A	72,900	$69,718
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	14,718	42,025
	Shandong Dawn Polymer Co. Ltd., Class A	17,300	38,565
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	51,600	72,542
Ω	Shandong Gold Mining Co. Ltd., Class H	121,750	243,158
	Shandong Head Group Co. Ltd., Class A	11,700	31,398
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	12,300	54,525
	Shandong Hi-speed Co. Ltd., Class A	35,300	32,756
	Shandong Hi-Speed New Energy Group Ltd.	108,000	47,374
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	81,500	79,441
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	37,330	176,803
*	Shandong Humon Smelting Co. Ltd., Class A	45,300	74,579
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	20,000	57,891
	Shandong Linglong Tyre Co. Ltd., Class A	19,700	66,460
*	Shandong Longda Meishi Co. Ltd., Class A	28,700	32,595
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	77,600	28,936
	Shandong Nanshan Aluminum Co. Ltd., Class A	15,300	6,947
	Shandong New Beiyang Information Technology Co. Ltd., Class A	15,500	17,217
	Shandong Pharmaceutical Glass Co. Ltd., Class A	10,500	38,256
	Shandong Publishing & Media Co. Ltd., Class A	47,900	59,296
	Shandong Sun Paper Industry JSC Ltd., Class A	85,761	144,335
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	513,600	663,290
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	87,600	65,949
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	116,900	50,148
	Shanghai AJ Group Co. Ltd., Class A	54,031	44,109
	Shanghai AtHub Co. Ltd., Class A	19,880	62,541
	Shanghai Bailian Group Co. Ltd., Class A	37,800	72,487
	Shanghai Baolong Automotive Corp., Class A	7,700	60,530
	Shanghai Baosight Software Co. Ltd., Class A	13,821	93,001
	Shanghai Belling Co. Ltd., Class A	24,200	59,975
	Shanghai Construction Group Co. Ltd., Class A	172,700	71,822
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	16,065	41,562
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	98,000	16,482
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	114,000	303,913
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	81,000	28,790
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	6,490	50,402
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	8,232	34,640
	Shanghai Gench Education Group Ltd.	34,500	15,521
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	20,300	73,408
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	9,800	45,381
	Shanghai Industrial Development Co. Ltd., Class A	57,300	40,710
	Shanghai Industrial Holdings Ltd.	237,000	351,817
	Shanghai Industrial Urban Development Group Ltd.	918,400	53,140
*	Shanghai International Airport Co. Ltd., Class A	3,900	25,925
	Shanghai International Port Group Co. Ltd., Class A	45,100	34,230
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	11,700	81,635
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	28,900	54,076
	Shanghai Kehua Bio-Engineering Co. Ltd., Class A	10,400	14,396
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	24,000	83,513
*	Shanghai Kinetic Medical Co. Ltd., Class A	33,000	31,058
	Shanghai Liangxin Electrical Co. Ltd., Class A	39,200	63,691
*	Shanghai Lily & Beauty Cosmetics Co. Ltd., Class A	10,600	18,293
	Shanghai Lingang Holdings Corp. Ltd., Class A	23,100	41,908
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	19,200	29,299
	Shanghai M&G Stationery, Inc., Class A	13,700	85,846
	Shanghai Maling Aquarius Co. Ltd., Class A	27,900	30,954
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	23,800	53,686
	Shanghai Medicilon, Inc., Class A	3,931	51,880
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,784	44,279

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Moons' Electric Co. Ltd., Class A	3,900	$33,099
	Shanghai Pioneer Holding Ltd.	119,000	36,646
	Shanghai Pudong Construction Co. Ltd., Class A	44,500	42,007
	Shanghai Pudong Development Bank Co. Ltd., Class A	269,500	287,023
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	33,353	184,018
	Shanghai QiFan Cable Co. Ltd., Class A	8,500	23,263
	Shanghai RAAS Blood Products Co. Ltd., Class A	60,900	60,826
*	Shanghai Runda Medical Technology Co. Ltd., Class A	21,100	39,727
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	48,100	72,898
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	9,800	50,946
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,036	23,871
	Shanghai Tunnel Engineering Co. Ltd., Class A	90,800	80,352
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	35,000	59,215
	Shanghai Wanye Enterprises Co. Ltd., Class A	10,900	28,799
	Shanghai Weaver Network Co. Ltd., Class A	6,620	67,470
	Shanghai Yaoji Technology Co. Ltd., Class A	15,500	71,827
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	9,900	20,423
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	60,600	64,490
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	17,281	37,728
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	63,400	47,328
	Shanxi Coking Co. Ltd., Class A	102,580	75,289
	Shanxi Securities Co. Ltd., Class A	59,800	54,520
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	83,500	50,289
*	Shanying International Holding Co. Ltd., Class A	183,800	60,970
*	Shengda Resources Co. Ltd., Class A	32,200	58,308
	Shenghe Resources Holding Co. Ltd., Class A	23,500	41,589
*Ω	Shengjing Bank Co. Ltd., Class H	128,000	92,795
	Shengyi Technology Co. Ltd., Class A	38,000	84,788
	Shengyuan Environmental Protection Co. Ltd., Class A	14,200	35,112
	Shennan Circuits Co. Ltd., Class A	10,516	112,716
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	162,400	34,636
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	1,400	35,360
	Shenzhen Agricultural Products Group Co. Ltd., Class A	62,000	61,539
	Shenzhen Airport Co. Ltd., Class A	81,000	83,387
	Shenzhen Aisidi Co. Ltd., Class A	47,700	53,214
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	33,200	15,714
	Shenzhen Capchem Technology Co. Ltd., Class A	10,080	68,842
	Shenzhen Center Power Tech Co. Ltd., Class A	9,100	21,457
	Shenzhen Cereals Holdings Co. Ltd., Class A	28,900	32,982
	Shenzhen Changhong Technology Co. Ltd., Class A	9,600	23,654
	Shenzhen Click Technology Co. Ltd., Class A	13,300	25,416
	Shenzhen Colibri Technologies Co. Ltd., Class A	9,100	20,644
	Shenzhen Das Intellitech Co. Ltd., Class A	81,600	39,995
	Shenzhen Desay Battery Technology Co., Class A	13,225	64,807
	Shenzhen Dynanonic Co. Ltd., Class A	3,874	59,911
	Shenzhen Ellassay Fashion Co. Ltd., Class A	10,900	20,177
	Shenzhen Envicool Technology Co. Ltd., Class A	5,100	20,294
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	46,080	68,971
	Shenzhen Expressway Corp. Ltd., Class H	216,000	186,757
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	15,700	29,763
*	Shenzhen FRD Science & Technology Co. Ltd., Class A	12,400	27,499
	Shenzhen Gas Corp. Ltd., Class A	60,600	61,875
	Shenzhen Gongjin Electronics Co. Ltd., Class A	23,900	37,005
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	33,800	76,005
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	29,000	48,499
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	69,500	38,404
	Shenzhen Heungkong Holding Co. Ltd., Class A	109,100	35,731
	Shenzhen Huaqiang Industry Co. Ltd., Class A	39,200	65,703
	Shenzhen Inovance Technology Co. Ltd., Class A	7,450	74,116

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen International Holdings Ltd.	826,417	$775,400
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	96,500	21,690
	Shenzhen Investment Ltd.	1,610,668	321,460
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	14,800	21,939
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	65,400	49,745
	Shenzhen Kaifa Technology Co. Ltd., Class A	12,100	32,978
*	Shenzhen Kangtai Biological Products Co. Ltd., Class A	10,760	44,151
	Shenzhen Kedali Industry Co. Ltd., Class A	3,900	69,450
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	24,233	70,658
	Shenzhen Kinwong Electronic Co. Ltd., Class A	19,300	63,367
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	15,500	72,876
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,100	29,255
	Shenzhen Leaguer Co. Ltd., Class A	28,773	36,615
	Shenzhen Megmeet Electrical Co. Ltd., Class A	7,200	32,709
	Shenzhen Microgate Technology Co. Ltd., Class A	34,500	41,457
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	13,200	547,816
	Shenzhen MTC Co. Ltd., Class A	133,018	98,535
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	105,500	47,405
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	5,900	46,753
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	65,600	35,173
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	104,500	71,907
	Shenzhen Properties & Resources Development Group Ltd., Class A	17,800	26,008
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	4,987	22,418
	Shenzhen SC New Energy Technology Corp., Class A	3,200	42,019
	Shenzhen SED Industry Co. Ltd., Class A	5,000	21,007
	Shenzhen Senior Technology Material Co. Ltd., Class A	21,543	51,280
	Shenzhen Sunlord Electronics Co. Ltd., Class A	8,400	32,031
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	5,000	23,192
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	49,600	83,147
	Shenzhen Sunway Communication Co. Ltd., Class A	17,300	45,562
	Shenzhen Tagen Group Co. Ltd., Class A	100,200	86,461
	Shenzhen Topband Co. Ltd., Class A	49,000	78,818
	Shenzhen Transsion Holdings Co. Ltd., Class A	3,442	59,143
*	Shenzhen Weiguang Biological Products Co. Ltd., Class A	4,500	23,068
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	48,800	49,755
*	Shenzhen World Union Group, Inc., Class A	101,200	43,372
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	67,416	48,400
	Shenzhen Yinghe Technology Co. Ltd., Class A	15,900	55,553
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	17,600	20,598
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	26,147	94,229
	Shenzhen Zhenye Group Co. Ltd., Class A	55,400	39,692
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	140,000	113,153
	Shenzhou International Group Holdings Ltd.	116,500	1,236,626
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	47,600	47,926
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	29,713	103,842
*††	Shimao Group Holdings Ltd.	426,356	83,096
	Shinghwa Advanced Material Group Co. Ltd., Class A	9,300	78,217
	Shinva Medical Instrument Co. Ltd., Class A	8,300	33,383
*	Shouhang High-Tech Energy Co. Ltd., Class A	73,300	33,957
	Shui On Land Ltd.	1,869,521	209,165
*	Siasun Robot & Automation Co. Ltd., Class A	12,300	23,066
	Sichuan Chengfei Integration Technology Corp., Class A	8,400	26,519
	Sichuan Chuantou Energy Co. Ltd., Class A	26,900	54,448
	Sichuan Development Lomon Co. Ltd., Class A	60,100	72,298
	Sichuan Expressway Co. Ltd., Class H	284,000	84,270
	Sichuan Furong Technology Co. Ltd., Class A	11,570	19,590
*	Sichuan Haite High-tech Co. Ltd., Class A	31,856	43,354
	Sichuan Hebang Biotechnology Co. Ltd., Class A	281,700	102,986
*	Sichuan Hexie Shuangma Co. Ltd., Class A	19,600	51,802

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	5,200	$23,602
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	25,700	99,397
*	Sichuan Lutianhua Co. Ltd., Class A	74,800	50,377
*	Sichuan New Energy Power Co. Ltd., Class A	29,200	59,630
	Sichuan Road & Bridge Group Co. Ltd., Class A	143,080	197,978
	Sichuan Teway Food Group Co. Ltd., Class A	25,960	56,308
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	6,500	16,140
	Sichuan Yahua Industrial Group Co. Ltd., Class A	31,200	77,894
	Sieyuan Electric Co. Ltd., Class A	10,700	73,413
#	Sihuan Pharmaceutical Holdings Group Ltd.	1,954,000	191,319
*	SIM Technology Group Ltd.	348,000	11,639
#Ω	Simcere Pharmaceutical Group Ltd.	264,000	249,830
	Sino Biopharmaceutical Ltd.	2,135,000	968,302
	Sino Wealth Electronic Ltd., Class A	5,714	23,088
	Sinocare, Inc., Class A	16,500	56,503
	Sinochem International Corp., Class A	81,480	65,630
	Sinofert Holdings Ltd.	1,130,000	152,593
	Sinofibers Technology Co. Ltd., Class A	4,500	26,355
*	Sinolink Worldwide Holdings Ltd.	1,274,400	23,770
	Sinoma International Engineering Co., Class A	32,300	61,023
	Sinoma Science & Technology Co. Ltd., Class A	47,214	152,981
	Sinomach Automobile Co. Ltd., Class A	22,300	27,222
	Sinomine Resource Group Co. Ltd., Class A	14,214	90,100
#*	Sino-Ocean Group Holding Ltd.	1,607,503	97,640
	Sinopec Kantons Holdings Ltd.	548,000	211,043
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,596,000	244,451
	Sinopharm Group Co. Ltd., Class H	602,800	1,898,332
	Sino-Platinum Metals Co. Ltd., Class A	28,678	61,957
	Sinoseal Holding Co. Ltd., Class A	7,200	42,871
	Sinosoft Co. Ltd., Class A	11,300	53,992
	Sinosteel Engineering & Technology Co. Ltd., Class A	45,800	63,787
	Sinotrans Ltd., Class H	1,128,000	453,842
	Sinotruk Hong Kong Ltd.	291,500	612,482
	Sinotruk Jinan Truck Co. Ltd., Class A	20,486	51,255
*	Skshu Paint Co. Ltd., Class A	7,180	82,423
	Skyworth Digital Co. Ltd., Class A	20,500	44,430
	Skyworth Group Ltd.	710,945	324,899
	Sobute New Materials Co. Ltd., Class A	21,600	43,485
*	SOHO China Ltd.	1,086,412	179,111
*	Sohu.com Ltd., ADR	4,233	52,235
	Solargiga Energy Holdings Ltd.	800,000	23,575
	Songcheng Performance Development Co. Ltd., Class A	9,600	18,036
	Sonoscape Medical Corp., Class A	5,730	36,613
	SooChow Securities Co. Ltd., Class A	42,710	54,249
#*††	South Manganese Investment Ltd.	474,000	22,549
	Southwest Securities Co. Ltd., Class A	116,000	77,059
*	SPT Energy Group, Inc.	484,000	17,047
	SSY Group Ltd.	669,719	377,197
	StarPower Semiconductor Ltd., Class A	1,300	39,894
	State Grid Information & Communication Co. Ltd., Class A	20,700	49,637
*	STO Express Co. Ltd., Class A	28,200	46,049
*	Strawbear Entertainment Group	164,000	17,123
	Sumavision Technologies Co. Ltd., Class A	57,800	47,989
	Sun Art Retail Group Ltd.	1,309,000	401,397
#*	Sun King Technology Group Ltd.	470,000	114,015
	Sunflower Pharmaceutical Group Co. Ltd., Class A	27,141	85,413
	Sunfly Intelligent Technology Co. Ltd., Class A	14,200	21,252
	Sungrow Power Supply Co. Ltd., Class A	7,800	121,897
	Suning Universal Co. Ltd., Class A	121,700	53,661

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sunny Optical Technology Group Co. Ltd.	194,500	$1,906,892
	Sunresin New Materials Co. Ltd., Class A	5,580	45,175
*††Ω	Sunshine 100 China Holdings Ltd.	120,000	1,062
*	Sunward Intelligent Equipment Co. Ltd., Class A	33,300	31,070
*	Sunwave Communications Co. Ltd., Class A	15,500	13,778
	Sunwoda Electronic Co. Ltd., Class A	32,400	74,670
	Suofeiya Home Collection Co. Ltd., Class A	23,420	62,883
	Suplet Power Co. Ltd., Class A	19,110	49,387
	Suzhou Anjie Technology Co. Ltd., Class A	22,800	43,367
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	44,400	139,627
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	94,150	65,136
	Suzhou Good-Ark Electronics Co. Ltd., Class A	30,500	54,237
	Suzhou Maxwell Technologies Co. Ltd., Class A	1,640	42,280
	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,200	15,028
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	21,300	35,602
	Suzhou TFC Optical Communication Co. Ltd., Class A	1,740	21,754
	SY Holdings Group Ltd.	156,500	105,309
	Symphony Holdings Ltd.	690,000	79,660
	Taiji Computer Corp. Ltd., Class A	5,379	31,639
*	Talkweb Information System Co. Ltd., Class A	10,727	26,528
*	Tangrenshen Group Co. Ltd., Class A	58,137	59,724
	TangShan Port Group Co. Ltd., Class A	125,030	65,090
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	116,000	99,064
*	Tansun Technology Co. Ltd., Class A	11,500	24,207
	Tayho Advanced Materials Group Co. Ltd., Class A	9,000	27,273
	TCL Electronics Holdings Ltd.	546,666	279,157
*	TCL Technology Group Corp., Class A	118,060	70,957
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	61,478	250,509
*	Tech-Bank Food Co. Ltd., Class A	74,600	52,631
	Telling Telecommunication Holding Co. Ltd., Class A	34,400	43,964
	Ten Pao Group Holdings Ltd.	172,000	22,504
	Tencent Holdings Ltd.	1,110,000	51,016,844
*	Tencent Music Entertainment Group, ADR	143,979	1,006,413
	Tenfu Cayman Holdings Co. Ltd.	66,000	37,582
	Three Squirrels, Inc., Class A	8,300	24,020
	Three's Co. Media Group Co. Ltd., Class A	5,246	57,846
	Thunder Software Technology Co. Ltd., Class A	3,200	40,488
	Tian An China Investment Co. Ltd.	209,000	109,726
	Tian Di Science & Technology Co. Ltd., Class A	90,900	72,712
	Tian Lun Gas Holdings Ltd.	55,000	35,713
*††	Tian Shan Development Holding Ltd.	114,000	5,408
	Tiande Chemical Holdings Ltd.	252,000	49,258
	Tiangong International Co. Ltd.	772,000	253,958
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	16,000	62,983
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	130,000	46,115
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	53,800	40,048
	Tianjin Development Holdings Ltd.	186,000	39,451
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	7,200	39,511
	Tianjin Port Development Holdings Ltd.	1,068,000	79,598
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	18,500	48,465
	Tianjin Teda Co. Ltd., Class A	79,200	50,668
*	Tianma Microelectronics Co. Ltd., Class A	52,549	68,943
#	Tianneng Power International Ltd.	396,000	443,702
	Tianshan Aluminum Group Co. Ltd., Class A	108,487	106,722
	Tianshui Huatian Technology Co. Ltd., Class A	37,202	49,979
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	4,800	16,112
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	7,300	53,903
*	Tibet Summit Resources Co. Ltd., Class A	27,500	70,164
*	Tibet Tianlu Co. Ltd., Class A	26,700	24,325

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tingyi Cayman Islands Holding Corp.	578,000	$892,599
*	Titan Wind Energy Suzhou Co. Ltd., Class A	24,600	49,115
	TK Group Holdings Ltd.	102,000	19,096
	Tofflon Science & Technology Group Co. Ltd., Class A	16,800	51,265
	Toly Bread Co. Ltd., Class A	40,120	59,321
	Tomson Group Ltd.	248,944	54,709
	Tong Ren Tang Technologies Co. Ltd., Class H	352,000	317,730
*	Tongcheng Travel Holdings Ltd.	269,200	653,244
*	Tongdao Liepin Group	74,600	90,502
	TongFu Microelectronics Co. Ltd., Class A	40,700	123,917
*	Tongguan Gold Group Ltd.	230,000	22,413
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	18,200	26,077
*	Tongkun Group Co. Ltd., Class A	20,200	42,238
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	63,700	38,815
	Tongling Nonferrous Metals Group Co. Ltd., Class A	266,105	121,228
	Tongwei Co. Ltd., Class A	91,079	444,310
	Tongyu Communication, Inc., Class A	9,300	19,393
	Tongyu Heavy Industry Co. Ltd., Class A	117,200	45,770
	Top Spring International Holdings Ltd.	95,000	8,560
*	Topchoice Medical Corp., Class A	4,200	67,917
*	Topsec Technologies Group, Inc., Class A	45,000	60,722
Ω	Topsports International Holdings Ltd.	781,000	721,933
	Towngas Smart Energy Co. Ltd.	351,996	170,844
*	TPV Technology Co. Ltd., Class A	221,100	71,198
	Transfar Zhilian Co. Ltd., Class A	99,800	78,660
	TravelSky Technology Ltd., Class H	320,500	615,491
*	Trigiant Group Ltd.	420,000	28,034
	Trina Solar Co. Ltd., Class A	31,435	165,917
*	Trip.com Group Ltd., ADR	43,890	1,801,246
*	Trip.com Group Ltd.	22,350	912,837
#*	Triumph New Energy Co. Ltd., Class H	56,000	42,836
	TRS Information Technology Corp. Ltd., Class A	7,000	21,761
	Truking Technology Ltd., Class A	19,400	38,246
	Truly International Holdings Ltd.	1,177,140	147,082
Ω	Tsaker New Energy Tech Co. Ltd.	61,500	9,344
#*	Tuniu Corp., Sponsored ADR	18,924	28,764
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	8,179	106,875
	Unilumin Group Co. Ltd., Class A	33,600	37,155
	Uni-President China Holdings Ltd.	665,966	575,788
	Unisplendour Corp. Ltd., Class A	23,440	89,605
*	United Strength Power Holdings Ltd.	41,000	27,295
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	44,627	90,352
	Valiant Co. Ltd., Class A	18,000	46,221
	Vatti Corp. Ltd., Class A	25,800	23,871
*Ω	Venus MedTech Hangzhou, Inc., Class H	132,500	124,044
	Victory Giant Technology Huizhou Co. Ltd., Class A	32,300	102,086
	Vinda International Holdings Ltd.	169,000	341,470
*	Vipshop Holdings Ltd., ADR	93,492	1,760,454
	Walvax Biotechnology Co. Ltd., Class A	14,100	53,606
	Wangneng Environment Co. Ltd., Class A	18,508	42,151
	Wangsu Science & Technology Co. Ltd., Class A	42,900	40,847
	Wanguo International Mining Group Ltd.	136,000	48,618
	Wanhua Chemical Group Co. Ltd., Class A	58,180	797,590
	Want Want China Holdings Ltd.	1,421,000	990,967
	Wanxiang Qianchao Co. Ltd., Class A	49,720	38,848
	Wasion Holdings Ltd.	244,000	95,109
	Wasu Media Holding Co. Ltd., Class A	35,000	43,557
	Weibo Corp., Sponsored ADR	27,414	431,771
#	Weibo Corp., Class A	2,280	35,747

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Weichai Power Co. Ltd., Class H	340,120	$503,870
	Weifu High-Technology Group Co. Ltd., Class A	34,700	86,873
	Weihai Guangwei Composites Co. Ltd., Class A	12,640	53,723
*	Weiqiao Textile Co., Class H	205,500	36,166
	Wellhope Foods Co. Ltd., Class A	33,300	45,138
	Wens Foodstuffs Group Co. Ltd., Class A	121,500	323,395
	Western Securities Co. Ltd., Class A	77,804	78,352
	Western Superconducting Technologies Co. Ltd., Class A	8,391	62,182
	Wharf Holdings Ltd.	164,000	384,790
	Will Semiconductor Co. Ltd., Class A	1,685	24,239
*	WiMi Hologram Cloud, Inc., ADR	27,292	31,932
	Wingtech Technology Co. Ltd., Class A	20,000	130,292
	Winner Medical Co. Ltd., Class A	10,240	62,324
	Winning Health Technology Group Co. Ltd., Class A	25,900	27,714
	Wolong Electric Group Co. Ltd., Class A	38,600	70,031
	WPG Shanghai Smart Water PCL, Class A	7,600	8,342
	Wuhan DR Laser Technology Corp. Ltd., Class A	3,520	29,034
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	16,700	22,717
	Wuhan Guide Infrared Co. Ltd., Class A	35,718	41,101
*	Wuhan P&S Information Technology Co. Ltd., Class A	23,000	16,295
	Wuhu Token Science Co. Ltd., Class A	88,478	76,352
	Wuling Motors Holdings Ltd.	280,000	27,033
	WUS Printed Circuit Kunshan Co. Ltd., Class A	30,430	93,479
	Wushang Group Co. Ltd., Class A	20,700	29,754
*	Wuxi Boton Technology Co. Ltd., Class A	16,200	47,248
*	Wuxi Taiji Industry Co. Ltd., Class A	71,300	71,928
	Wuxi Xinje Electric Co. Ltd., Class A	4,700	27,192
	XCMG Construction Machinery Co. Ltd., Class A	131,500	130,194
	XGD, Inc., Class A	31,476	107,963
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	293,000	172,013
	Xiamen Bank Co. Ltd., Class A	108,100	85,857
	Xiamen C & D, Inc., Class A	49,800	78,269
	Xiamen Faratronic Co. Ltd., Class A	4,100	77,399
	Xiamen International Airport Co. Ltd., Class A	8,094	16,853
	Xiamen Intretech, Inc., Class A	25,350	68,212
	Xiamen ITG Group Corp. Ltd., Class A	100,500	111,628
	Xiamen Jihong Technology Co. Ltd., Class A	18,000	47,282
	Xiamen Kingdomway Group Co., Class A	29,700	79,442
	Xiamen Tungsten Co. Ltd., Class A	36,978	98,811
	Xiamen Xiangyu Co. Ltd., Class A	73,000	85,056
	Xi'an Triangle Defense Co. Ltd., Class A	10,800	47,958
	Xiandai Investment Co. Ltd., Class A	36,400	22,167
	Xiangcai Co. Ltd., Class A	18,800	22,890
	Xianhe Co. Ltd., Class A	9,500	30,135
#*Ω	Xiaomi Corp., Class B	1,853,000	2,947,903
	Xilinmen Furniture Co. Ltd., Class A	14,600	54,549
*	Xinchen China Power Holdings Ltd.	432,000	16,809
*	Xinfengming Group Co. Ltd., Class A	36,600	62,807
	Xingda International Holdings Ltd.	414,493	77,255
	Xingfa Aluminium Holdings Ltd.	49,000	42,118
*	Xinhu Zhongbao Co. Ltd., Class A	162,000	62,847
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	215,000	162,974
	Xinhuanet Co. Ltd., Class A	11,400	44,670
	Xinjiang Communications Construction Group Co. Ltd., Class A	9,700	21,362
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	19,600	20,309
#*	Xinte Energy Co. Ltd., Class H	253,200	501,939
*	Xinxiang Chemical Fiber Co. Ltd., Class A	67,900	32,610
	Xinxiang Richful Lube Additive Co. Ltd., Class A	7,240	50,974
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	84,299	50,877

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinyi Energy Holdings Ltd.	885,307	$272,762
	Xinyi Solar Holdings Ltd.	1,138,283	1,236,000
	Xinyu Iron & Steel Co. Ltd., Class A	136,100	84,276
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	16,000	33,296
*	XPeng, Inc., Class A	93,600	998,424
	Xtep International Holdings Ltd.	716,826	798,864
	Xuji Electric Co. Ltd., Class A	14,300	45,470
*	Xunlei Ltd., ADR	30,350	62,218
Ω	Yadea Group Holdings Ltd.	354,000	805,583
*	YaGuang Technology Group Co. Ltd., Class A	35,500	34,984
	Yanchang Petroleum International Ltd.	173,000	10,934
	Yangling Metron New Material, Inc., Class A	11,900	74,364
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	67,500	103,750
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	9,800	58,943
	Yankershop Food Co. Ltd., Class A	3,100	37,137
	Yantai China Pet Foods Co. Ltd., Class A	8,500	29,862
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	27,500	57,329
	Yantai Eddie Precision Machinery Co. Ltd., Class A	17,520	45,666
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	26,200	102,789
*	YanTai Shuangta Food Co. Ltd., Class A	31,800	22,355
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	4,800	23,034
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	25,300	44,442
*	Yeahka Ltd.	28,000	68,719
	Yealink Network Technology Corp. Ltd., Class A	15,179	79,965
	YGSOFT, Inc., Class A	51,436	48,928
	Yibin Tianyuan Group Co. Ltd., Class A	46,360	42,012
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	179,000	172,871
	Yifeng Pharmacy Chain Co. Ltd., Class A	19,026	101,271
	Yihai International Holding Ltd.	208,000	479,179
	Yintai Gold Co. Ltd., Class A	53,280	97,566
	Yip's Chemical Holdings Ltd.	88,000	22,149
*	Yiren Digital Ltd., Sponsored ADR	34,424	92,256
#Ω	Yixin Group Ltd.	573,000	65,075
	Yixintang Pharmaceutical Group Co. Ltd., Class A	29,700	106,628
	Yonfer Agricultural Technology Co. Ltd., Class A	67,100	109,020
	YongXing Special Materials Technology Co. Ltd., Class A	13,099	99,388
	Yonyou Network Technology Co. Ltd., Class A	16,200	42,835
	Yotrio Group Co. Ltd., Class A	68,400	39,356
	Youngor Group Co. Ltd., Class A	41,200	41,183
*	Youzu Interactive Co. Ltd., Class A	10,100	18,921
	YTO Express Group Co. Ltd., Class A	73,400	161,671
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	9,456	21,622
	Yuexiu Property Co. Ltd.	797,058	1,051,862
	Yuexiu Transport Infrastructure Ltd.	348,752	189,087
	Yum China Holdings, Inc.	67,580	4,138,943
	Yunda Holding Co. Ltd., Class A	78,492	114,238
	Yunnan Aluminium Co. Ltd., Class A	101,700	211,669
	Yunnan Baiyao Group Co. Ltd., Class A	5,798	43,705
	Yunnan Copper Co. Ltd., Class A	45,300	76,849
*	Yunnan Energy New Material Co. Ltd., Class A	15,252	206,355
	Yunnan Tin Co. Ltd., Class A	25,400	59,230
	Yusys Technologies Co. Ltd., Class A	10,900	25,662
	Yutong Bus Co. Ltd., Class A	39,400	76,648
	ZBOM Home Collection Co. Ltd., Class A	14,742	54,200
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,600	146,303
	Zhaojin Mining Industry Co. Ltd., Class H	318,000	458,744
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	11,830	31,744
	Zhefu Holding Group Co. Ltd., Class A	146,600	88,247
*	Zhejiang Century Huatong Group Co. Ltd., Class A	68,700	50,841

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Cfmoto Power Co. Ltd., Class A	1,900	$39,797
	Zhejiang China Commodities City Group Co. Ltd., Class A	46,200	55,046
	Zhejiang Chint Electrics Co. Ltd., Class A	30,300	120,257
	Zhejiang Communications Technology Co. Ltd., Class A	100,800	63,105
	Zhejiang Crystal-Optech Co. Ltd., Class A	23,800	38,322
	Zhejiang Dahua Technology Co. Ltd., Class A	9,000	27,677
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,840	64,851
	Zhejiang Expressway Co. Ltd., Class H	430,000	345,375
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	25,800	43,735
	Zhejiang Hailiang Co. Ltd., Class A	42,600	73,773
	Zhejiang HangKe Technology, Inc.Co., Class A	9,268	39,460
	Zhejiang Hangmin Co. Ltd., Class A	25,400	29,535
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	50,600	56,022
	Zhejiang Huace Film & Television Co. Ltd., Class A	60,200	57,703
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	36,010	92,825
	Zhejiang Huayou Cobalt Co. Ltd., Class A	24,440	172,622
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	63,100	85,584
	Zhejiang Jianfeng Group Co. Ltd., Class A	9,500	16,085
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	12,100	32,870
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	10,500	43,197
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	14,400	124,623
*	Zhejiang Jingu Co. Ltd., Class A	31,000	32,832
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	37,420	61,272
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	30,200	26,521
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	25,400	63,062
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	22,800	86,068
	Zhejiang Juhua Co. Ltd., Class A	48,400	101,130
	Zhejiang Longsheng Group Co. Ltd., Class A	31,300	42,368
	Zhejiang Medicine Co. Ltd., Class A	41,500	65,510
	Zhejiang Meida Industrial Co. Ltd., Class A	35,200	55,087
*	Zhejiang Narada Power Source Co. Ltd., Class A	7,800	19,196
	Zhejiang NHU Co. Ltd., Class A	55,176	127,547
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	114,340	68,028
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	9,572	53,726
*	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	18,800	46,778
	Zhejiang Runtu Co. Ltd., Class A	45,300	44,915
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	23,840	93,057
	Zhejiang Semir Garment Co. Ltd., Class A	63,000	57,227
	Zhejiang Southeast Space Frame Co. Ltd., Class A	46,800	46,466
	Zhejiang Supor Co. Ltd., Class A	12,600	88,251
	Zhejiang Tiantie Industry Co. Ltd., Class A	32,580	34,505
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,520	25,036
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	74,300	67,845
*	Zhejiang Wanliyang Co. Ltd., Class A	39,600	52,137
	Zhejiang Wanma Co. Ltd., Class A	37,600	58,214
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	35,294	89,861
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	26,400	80,187
*	Zhejiang Windey Co. Ltd., Class A	24,310	45,419
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,800	41,358
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	45,640	75,079
	Zhejiang Yankon Group Co. Ltd., Class A	34,200	17,860
	Zhejiang Yasha Decoration Co. Ltd., Class A	33,700	24,164
	Zhejiang Yinlun Machinery Co. Ltd., Class A	25,000	60,224
	Zhejiang Yongtai Technology Co. Ltd., Class A	35,600	76,835
	Zhende Medical Co. Ltd., Class A	10,200	41,290
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	143,600	131,219
	Zheshang Securities Co. Ltd., Class A	45,000	68,492
	Zhihu, Inc.	3,400	8,666
*	Zhong An Group Ltd.	906,000	18,812

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	227,300	$744,901
	Zhongji Innolight Co. Ltd., Class A	2,700	48,434
	Zhongjin Gold Corp. Ltd., Class A	80,400	119,897
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	91,800	73,291
	Zhongshan Public Utilities Group Co. Ltd., Class A	32,000	36,291
	Zhongsheng Group Holdings Ltd.	248,000	871,337
	Zhongtai Securities Co. Ltd., Class A	51,600	55,817
*	Zhongtian Financial Group Co. Ltd., Class A	321,400	17,989
	Zhongyu Energy Holdings Ltd.	283,455	205,433
#*Ω	Zhou Hei Ya International Holdings Co. Ltd.	447,000	188,391
#*	Zhuguang Holdings Group Co. Ltd.	604,000	53,568
*	Zhuhai Bojay Electronics Co. Ltd., Class A	2,300	11,798
	Zhuhai Huafa Properties Co. Ltd., Class A	34,765	53,620
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	89,650	357,397
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	9,900	53,990
	Zhuzhou Kibing Group Co. Ltd., Class A	81,900	105,086
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	293,000	160,413
	ZTE Corp., Class H	106,120	388,381
	ZTO Express Cayman, Inc., ADR	52,403	1,456,803
	ZTO Express Cayman, Inc.	7,650	211,888
TOTAL CHINA			401,085,982
COLOMBIA — (0.1%)
	BAC Holding International Corp.	314,764	17,781
	Banco de Bogota SA	14,751	114,743
	Bancolombia SA, Sponsored ADR	10,988	335,793
	Bancolombia SA	20,965	178,478
	Bolsa de Valores de Colombia	3,425	8,211
	Celsia SA ESP	129,268	87,036
*	CEMEX Latam Holdings SA	49,384	42,721
	Corp. Financiera Colombiana SA	43,135	168,974
	Ecopetrol SA	316,126	184,790
	Grupo de Inversiones Suramericana SA	1,700	16,042
	Grupo Energia Bogota SA ESP	253,613	114,161
	Grupo Nutresa SA	1,494	19,356
	Interconexion Electrica SA ESP	50,019	219,033
	Mineros SA	75,622	36,837
	Promigas SA ESP	7,608	9,127
TOTAL COLOMBIA			1,553,083
CZECH REPUBLIC — (0.1%)
	Komercni Banka AS	12,854	420,972
Ω	Moneta Money Bank AS	99,627	391,720
TOTAL CZECH REPUBLIC			812,692
EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	335,067	403,318
*	EFG Holding S.A.E., GDR	12,263	9,445
TOTAL EGYPT			412,763
GREECE — (0.5%)
*	Aegean Airlines SA	17,670	253,686
*	Alpha Services & Holdings SA	392,107	706,149
	Athens Water Supply & Sewage Co. SA	14,835	112,830
	Autohellas Tourist & Trading SA	10,750	161,399
	Avax SA	23,987	41,614
	Bank of Greece	9,862	185,464

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
*	Ellaktor SA	32,777	$90,038
	ElvalHalcor SA	30,835	76,548
	Entersoft SA Software Development & Related Services Co.	3,565	23,768
	Epsilon Net SA	6,513	69,963
*	Eurobank Ergasias Services & Holdings SA, Class A	535,140	934,831
*††	FF Group	11,777	0
	Fourlis Holdings SA	19,693	106,033
	GEK Terna Holding Real Estate Construction SA	24,768	390,472
	Hellenic Exchanges - Athens Stock Exchange SA	9,416	59,917
	Hellenic Telecommunications Organization SA	26,133	412,430
	Helleniq Energy Holdings SA	23,762	211,146
	Holding Co. ADMIE IPTO SA	35,459	93,134
	Ideal Holdings SA	2,762	16,023
	Intracom Holdings SA	17,381	39,936
*	Intracom SA Technical & Steel Constructions	10,661	38,558
	JUMBO SA	17,724	528,869
	Kri-Kri Milk Industry SA	1,705	16,311
*	LAMDA Development SA	30,571	239,175
	Motor Oil Hellas Corinth Refineries SA	22,507	568,806
	Mytilineos SA	14,552	605,593
*	National Bank of Greece SA	91,442	629,733
*	Piraeus Financial Holdings SA	117,081	443,470
	Piraeus Port Authority SA	3,226	81,505
	Quest Holdings SA	6,597	47,164
	Sarantis SA	7,247	60,641
	Terna Energy SA	3,851	73,922
	Thrace Plastics Holding & Co.	9,984	57,324
TOTAL GREECE			7,376,452
HONG KONG — (0.0%)
*††	Anxin-China Holdings Ltd.	784,000	0
*††	CECEP COSTIN New Materials Group Ltd.	186,000	0
*††	China Common Rich Renewable Energy Investments Ltd.	1,016,000	0
*††	CTEG	882,000	0
*††	DBA Telecommunication (Asia) Holdings Ltd.	112,000	0
*	Kai Yuan Holdings Ltd.	1,320,000	3,224
*	Tongda Group Holdings Ltd.	1,364,999	16,876
††	Untrade.Ch Wood Opti	164,000	3,550
#*††	Untrade.Lumena Newmat	23,400	0
TOTAL HONG KONG			23,650
HUNGARY — (0.2%)
#*	4iG Nyrt	18,019	35,644
	Magyar Telekom Telecommunications PLC	130,872	155,613
#	MASTERPLAST Nyrt	1,200	9,899
	MOL Hungarian Oil & Gas PLC	149,325	1,178,876
#*	Opus Global Nyrt	113,275	70,528
	OTP Bank Nyrt	24,572	893,588
TOTAL HUNGARY			2,344,148
INDIA — (15.6%)
	360 ONE WAM Ltd.	70,599	447,569
*	3i Infotech Ltd.	36,203	15,434
	3M India Ltd.	211	73,785
	Aarti Industries Ltd.	57,016	324,742
*	Aarti Pharmalabs Ltd.	14,254	60,667
*	Aavas Financiers Ltd.	10,212	193,000
	ABB India Ltd.	5,992	332,411

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Action Construction Equipment Ltd.	17,387	$153,322
*	Adani Green Energy Ltd.	15,924	211,482
	Adani Ports & Special Economic Zone Ltd.	86,877	820,557
	Adani Total Gas Ltd.	20,790	168,119
*	Adani Transmission Ltd.	19,563	195,043
	ADF Foods Ltd.	4,598	61,479
*	Aditya Birla Capital Ltd.	224,046	532,889
	Advanced Enzyme Technologies Ltd.	19,244	77,045
	Aegis Logistics Ltd.	72,228	337,527
*	Affle India Ltd.	3,312	43,372
	AGI Greenpac Ltd.	11,808	89,874
	Agro Tech Foods Ltd.	3,238	33,938
	Ahluwalia Contracts India Ltd.	14,434	126,896
	AIA Engineering Ltd.	12,250	519,000
	Ajanta Pharma Ltd.	20,197	417,760
	Akzo Nobel India Ltd.	4,369	147,549
	Alembic Ltd.	38,303	38,681
	Alembic Pharmaceuticals Ltd.	28,109	264,626
	Alkyl Amines Chemicals	4,697	139,749
	Allcargo Logistics Ltd.	41,140	156,699
	Allcargo Terminals Ltd.	41,140	30,703
*	Alok Industries Ltd.	422,420	75,524
	Amara Raja Batteries Ltd.	56,052	432,059
*	Amber Enterprises India Ltd.	5,665	166,900
	Ambika Cotton Mills Ltd.	353	6,672
	Amrutanjan Health Care Ltd.	6,756	54,220
	Anant Raj Ltd.	55,047	135,436
	Andhra Paper Ltd.	4,222	21,820
	Andhra Sugars Ltd.	35,170	46,827
	Angel One Ltd.	13,889	260,872
	Apar Industries Ltd.	9,235	421,814
	Apcotex Industries Ltd.	8,905	53,977
	APL Apollo Tubes Ltd.	37,205	715,435
	Apollo Tyres Ltd.	219,043	1,153,715
*	Arvind Fashions Ltd.	23,253	92,117
*	Arvind Ltd.	87,072	145,676
*	Arvind SmartSpaces Ltd.	3,774	16,203
	Asahi India Glass Ltd.	25,092	176,163
	Ashiana Housing Ltd.	14,599	36,628
	Ashok Leyland Ltd.	262,359	587,133
*	Ashoka Buildcon Ltd.	87,239	106,104
	Asian Paints Ltd.	61,000	2,504,125
	Astec Lifesciences Ltd.	2,277	35,031
	Astral Ltd.	27,004	649,411
	AstraZeneca Pharma India Ltd.	330	15,507
	Atul Ltd.	6,479	535,703
Ω	AU Small Finance Bank Ltd.	29,248	260,838
	AurionPro Solutions Ltd.	2,731	38,013
	Automotive Axles Ltd.	1,880	49,103
	Avadh Sugar & Energy Ltd.	1,870	13,307
	Avanti Feeds Ltd.	25,345	125,565
*Ω	Avenue Supermarts Ltd.	11,379	519,791
	Axis Bank Ltd.	493,005	5,729,538
	Bajaj Auto Ltd.	14,542	873,900
	Bajaj Consumer Care Ltd.	43,626	115,330
	Bajaj Finance Ltd.	26,677	2,369,534
	Bajaj Finserv Ltd.	31,591	613,524
*	Bajaj Hindusthan Sugar Ltd.	432,055	85,542
	Bajaj Holdings & Investment Ltd.	6,524	595,457

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Balaji Amines Ltd.	4,328	$115,397
	Balkrishna Industries Ltd.	23,180	716,590
	Balmer Lawrie & Co. Ltd.	37,385	69,394
	Balrampur Chini Mills Ltd.	70,130	344,890
	Banco Products India Ltd.	7,680	33,088
*Ω	Bandhan Bank Ltd.	141,251	385,218
	Bank of Baroda	182,964	450,705
	Bank of India	146,663	152,693
	Bank of Maharashtra	321,460	131,574
	Bannari Amman Sugars Ltd.	1,587	54,634
	BASF India Ltd.	4,643	154,933
	Bata India Ltd.	20,168	426,846
*	BEML Land Assets Ltd.	8,125	15,639
	Berger Paints India Ltd.	51,050	424,973
*	BF Utilities Ltd.	5,676	26,057
	Bhansali Engineering Polymers Ltd.	56,361	59,373
	Bharat Bijlee Ltd.	1,695	78,104
	Bharat Forge Ltd.	68,252	772,366
	Bharat Petroleum Corp. Ltd.	121,050	555,198
	Bharat Rasayan Ltd.	436	47,743
	Bharti Airtel Ltd.	517,353	5,597,252
	Biocon Ltd.	98,323	307,677
	Birlasoft Ltd.	84,675	439,618
*	Black Box Ltd.	9,130	22,334
	BLS International Services Ltd.	31,868	93,241
	Blue Dart Express Ltd.	1,912	156,580
	Blue Star Ltd.	38,182	364,428
	Bombay Burmah Trading Co.	14,764	204,525
*	Bombay Dyeing & Manufacturing Co. Ltd.	21,514	29,682
*	Borosil Ltd.	7,671	43,237
	Bosch Ltd.	813	187,479
	Brigade Enterprises Ltd.	52,909	381,176
	Brightcom Group Ltd.	552,709	168,769
	Britannia Industries Ltd.	20,607	1,205,222
	BSE Ltd.	34,550	341,756
*	Camlin Fine Sciences Ltd.	32,194	61,379
	Can Fin Homes Ltd.	39,938	364,888
	Canara Bank	100,441	421,126
*	Capacit'e Infraprojects Ltd.	11,340	30,381
	Carborundum Universal Ltd.	41,823	615,035
	Care Ratings Ltd.	10,849	95,963
*	Cartrade Tech Ltd.	2,050	12,521
	Castrol India Ltd.	148,816	261,979
	CCL Products India Ltd.	41,644	310,997
	Ceat Ltd.	12,032	362,993
*	Central Bank of India Ltd.	229,953	84,855
	Central Depository Services India Ltd.	21,603	323,571
	Century Enka Ltd.	9,604	50,215
	Century Plyboards India Ltd.	25,804	207,055
	Century Textiles & Industries Ltd.	22,804	299,841
	Cera Sanitaryware Ltd.	1,761	162,664
	CG Power & Industrial Solutions Ltd.	196,112	956,658
	Chambal Fertilisers & Chemicals Ltd.	114,070	384,759
	Chennai Petroleum Corp. Ltd.	20,061	98,384
††	Chennai Super Kings Cricket Ltd.	130,176	668
	Cholamandalam Financial Holdings Ltd.	52,084	617,044
	Cholamandalam Investment & Finance Co. Ltd.	104,291	1,438,764
	CIE Automotive India Ltd.	56,642	350,195
	Cigniti Technologies Ltd.	6,994	66,550

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	City Union Bank Ltd.	196,219	$318,843
	Coforge Ltd.	16,089	921,784
	Colgate-Palmolive India Ltd.	30,342	743,945
	Computer Age Management Services Ltd.	11,745	336,400
	Confidence Petroleum India Ltd.	13,985	13,567
	Container Corp. of India Ltd.	58,777	496,651
	Coromandel International Ltd.	61,871	776,738
*	Cosmo First Ltd.	8,890	67,114
*	CreditAccess Grameen Ltd.	28,525	506,730
	CRISIL Ltd.	7,019	333,955
	Crompton Greaves Consumer Electricals Ltd.	137,444	491,795
*	CSB Bank Ltd.	34,895	126,595
	Cummins India Ltd.	19,415	464,622
	Cyient Ltd.	27,207	486,733
*	D B Realty Ltd.	41,589	43,487
	Dabur India Ltd.	84,453	592,060
	Dalmia Bharat Sugar & Industries Ltd.	9,275	42,766
	Datamatics Global Services Ltd.	4,975	33,782
	DB Corp. Ltd.	34,520	92,032
	DCB Bank Ltd.	102,609	153,349
	DCM Shriram Ltd.	20,420	208,554
	DCW Ltd.	83,262	45,389
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	33,488	222,405
	Deepak Nitrite Ltd.	24,478	597,819
*	DEN Networks Ltd.	51,698	26,423
	Dhampur Sugar Mills Ltd.	17,159	57,597
*	Dhani Services Ltd.	83,701	38,289
	Dhanuka Agritech Ltd.	7,353	67,548
	Digidrive Distributors Ltd.	1,740	2,851
Ω	Dilip Buildcon Ltd.	22,705	73,793
*	Dish TV India Ltd.	920,879	198,545
*	Dishman Carbogen Amcis Ltd.	29,525	57,123
	Divi's Laboratories Ltd.	24,723	1,113,465
	Dixon Technologies India Ltd.	13,472	675,865
	DLF Ltd.	89,747	565,054
	Dollar Industries Ltd.	4,718	24,911
Ω	Dr Lal PathLabs Ltd.	15,316	432,536
	Dwarikesh Sugar Industries Ltd.	48,045	53,684
	Dynamatic Technologies Ltd.	1,424	68,613
	eClerx Services Ltd.	12,947	272,189
	Edelweiss Financial Services Ltd.	245,480	142,422
	Eicher Motors Ltd.	20,088	823,177
	EID Parry India Ltd.	50,617	304,844
*	EIH Associated Hotels	5,499	33,374
*	EIH Ltd.	62,367	161,181
	Electrosteel Castings Ltd.	224,823	160,685
	Elgi Equipments Ltd.	54,064	353,393
	Emami Ltd.	86,856	487,216
Ω	Endurance Technologies Ltd.	12,236	250,578
	Engineers India Ltd.	168,805	324,348
	EPL Ltd.	57,101	157,657
*Ω	Equitas Small Finance Bank Ltd.	170,899	197,716
Ω	Eris Lifesciences Ltd.	16,152	156,184
	ESAB India Ltd.	1,718	101,031
	Escorts Kubota Ltd.	14,835	459,550
	Everest Industries Ltd.	4,404	51,442
	Everest Kanto Cylinder Ltd.	17,733	25,511
	Excel Industries Ltd.	2,718	30,265
*	Exide Industries Ltd.	230,270	704,313

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	FDC Ltd.	31,187	$130,622
	Federal Bank Ltd.	814,343	1,347,571
	FIEM Industries Ltd.	2,291	53,645
	Filatex India Ltd.	92,478	43,403
	Fine Organic Industries Ltd.	2,709	148,875
	Finolex Cables Ltd.	33,325	429,339
	Finolex Industries Ltd.	142,320	346,351
	Firstsource Solutions Ltd.	143,548	253,235
	Force Motors Ltd.	2,387	74,119
	Gabriel India Ltd.	37,453	102,638
	GAIL India Ltd.	790,881	1,150,876
	Galaxy Surfactants Ltd.	4,294	142,600
*	Ganesh Housing Corp. Ltd.	7,737	42,184
	Garware Technical Fibres Ltd.	4,078	155,241
	Gateway Distriparks Ltd.	141,906	135,949
*	Gati Ltd.	16,070	28,045
Ω	General Insurance Corp. of India	48,305	121,148
	Genus Power Infrastructures Ltd.	45,109	100,155
	GHCL Ltd.	44,127	286,470
	GHCL Textiles Ltd.	44,127	40,453
	GIC Housing Finance Ltd.	24,441	59,628
	Gillette India Ltd.	2,641	181,293
	GlaxoSmithKline Pharmaceuticals Ltd.	14,084	241,357
	GMM Pfaudler Ltd.	4,323	77,427
*	GMR Airports Infrastructure Ltd.	649,783	408,478
Ω	Godrej Agrovet Ltd.	16,911	99,858
*	Godrej Consumer Products Ltd.	33,762	426,799
*	Godrej Industries Ltd.	27,030	156,872
*	Godrej Properties Ltd.	16,820	357,026
	Goodyear India Ltd.	3,147	54,046
	Granules India Ltd.	78,534	308,821
	Graphite India Ltd.	29,753	156,994
	Grasim Industries Ltd.	44,390	998,582
	Grauer & Weil India Ltd.	37,223	52,519
*	Gravita India Ltd.	6,556	53,849
	Great Eastern Shipping Co. Ltd.	53,237	511,626
	Greaves Cotton Ltd.	24,260	40,179
	Greenlam Industries Ltd.	13,155	77,482
	Greenpanel Industries Ltd.	24,209	99,659
	Greenply Industries Ltd.	26,592	54,726
	Grindwell Norton Ltd.	13,345	377,063
	Gujarat Alkalies & Chemicals Ltd.	11,190	89,774
	Gujarat Ambuja Exports Ltd.	44,069	140,297
	Gujarat Fluorochemicals Ltd.	8,661	287,038
	Gujarat Gas Ltd.	33,997	199,997
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	55,142	398,338
	Gujarat Pipavav Port Ltd.	144,453	219,901
	Gujarat State Fertilizers & Chemicals Ltd.	91,799	184,070
	Gujarat State Petronet Ltd.	198,246	698,596
	Gulf Oil Lubricants India Ltd.	6,831	43,762
	Happiest Minds Technologies Ltd.	18,103	203,923
*	Hathway Cable & Datacom Ltd.	233,385	45,255
	Hatsun Agro Product Ltd.	22,928	288,900
	Havells India Ltd.	34,877	566,701
	HBL Power Systems Ltd.	37,896	88,825
	HCL Technologies Ltd.	180,427	2,450,051
Ω	HDFC Asset Management Co. Ltd.	18,568	572,606
	HDFC Bank Ltd.	594,699	11,930,552
Ω	HDFC Life Insurance Co. Ltd.	31,476	247,719

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	HEG Ltd.	7,011	$153,936
	Heritage Foods Ltd.	27,458	82,450
	Hero MotoCorp Ltd.	40,506	1,582,344
	Hester Biosciences Ltd.	1,956	40,592
*	Heubach Colorants India Ltd.	7,185	37,787
	HFCL Ltd.	411,000	318,825
	HG Infra Engineering Ltd.	11,008	127,013
	Hikal Ltd.	25,013	86,224
	HIL Ltd.	2,556	95,608
	Himadri Speciality Chemical Ltd.	135,759	232,160
	Hinduja Global Solutions Ltd.	5,622	72,019
*	Hindustan Construction Co. Ltd.	299,215	70,488
	Hindustan Copper Ltd.	93,901	161,905
*	Hindustan Oil Exploration Co. Ltd.	24,931	69,225
	Hindustan Unilever Ltd.	68,759	2,140,881
	Hitachi Energy India Ltd.	3,368	161,524
	Hle Glascoat Ltd.	4,365	34,175
	Honda India Power Products Ltd.	1,898	50,787
	Honeywell Automation India Ltd.	125	65,067
	Huhtamaki India Ltd.	11,366	36,224
	I G Petrochemicals Ltd.	5,939	31,345
	ICICI Bank Ltd., Sponsored ADR	151,112	3,712,834
	ICICI Bank Ltd.	331,769	4,038,165
Ω	ICICI Lombard General Insurance Co. Ltd.	41,899	705,343
Ω	ICICI Prudential Life Insurance Co. Ltd.	27,826	195,638
Ω	ICICI Securities Ltd.	36,752	284,354
*	IDFC First Bank Ltd.	918,345	975,698
	IDFC Ltd.	610,819	880,793
*	IFB Industries Ltd.	2,707	27,383
	IIFL Finance Ltd.	85,983	618,261
	IIFL Securities Ltd.	90,784	72,756
*	Indiabulls Housing Finance Ltd.	117,853	205,317
*	Indiabulls Real Estate Ltd.	183,791	154,562
	Indian Bank	71,044	301,630
Ω	Indian Energy Exchange Ltd.	185,763	277,503
	Indian Hotels Co. Ltd.	63,746	306,037
	Indian Oil Corp. Ltd.	453,129	517,932
*	Indian Overseas Bank	405,204	129,710
	Indian Railway Catering & Tourism Corp. Ltd.	34,216	266,461
Ω	Indian Railway Finance Corp. Ltd.	164,922	77,033
	Indo Count Industries Ltd.	32,201	85,643
	Indoco Remedies Ltd.	18,298	70,564
	Indraprastha Gas Ltd.	67,045	377,630
*	Indus Towers Ltd.	293,271	614,181
	IndusInd Bank Ltd.	64,515	1,113,846
*	Infibeam Avenues Ltd.	318,648	59,144
	Info Edge India Ltd.	12,605	702,291
	Infosys Ltd., Sponsored ADR	74,594	1,242,736
	Infosys Ltd.	587,115	9,710,957
	Ingersoll Rand India Ltd.	3,630	127,471
*	Inox Wind Ltd.	43,976	113,105
	Insecticides India Ltd.	6,655	34,712
	Intellect Design Arena Ltd.	30,927	250,811
*Ω	InterGlobe Aviation Ltd.	17,175	541,593
	IOL Chemicals & Pharmaceuticals Ltd.	15,970	76,316
	IRB Infrastructure Developers Ltd.	387,980	125,224
Ω	IRCON International Ltd.	133,176	157,243
	ISGEC Heavy Engineering Ltd.	9,572	85,628
	ITD Cementation India Ltd.	35,112	79,263

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	ITI Ltd.	44,904	$61,350
	J Kumar Infraprojects Ltd.	16,914	74,466
	Jagran Prakashan Ltd.	39,685	49,593
*	Jammu & Kashmir Bank Ltd.	135,881	111,375
	Jamna Auto Industries Ltd.	77,319	105,419
	JB Chemicals & Pharmaceuticals Ltd.	16,021	489,783
	JBM Auto Ltd.	9,422	160,032
	Jindal Poly Films Ltd.	6,081	46,779
	Jindal Saw Ltd.	99,518	397,060
	Jindal Stainless Ltd.	248,207	1,215,077
	JK Paper Ltd.	51,275	206,422
	JK Tyre & Industries Ltd.	58,717	189,857
	JM Financial Ltd.	203,225	192,857
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	2,268	26,392
	JTEKT India Ltd.	28,591	54,239
	Jubilant Foodworks Ltd.	104,112	607,210
	Jubilant Pharmova Ltd.	38,331	176,341
*	Just Dial Ltd.	7,483	70,281
	Jyothy Labs Ltd.	67,578	254,852
	Kajaria Ceramics Ltd.	35,017	613,418
	Kalpataru Projects International Ltd.	54,286	414,626
	Kalyani Steels Ltd.	14,785	76,479
	Kansai Nerolac Paints Ltd.	60,162	245,162
	Karnataka Bank Ltd.	104,028	262,950
	Karur Vysya Bank Ltd.	221,304	336,486
	Kaveri Seed Co. Ltd.	12,371	87,716
	KCP Ltd.	41,924	58,779
	KEC International Ltd.	54,837	423,692
	KEI Industries Ltd.	26,810	793,177
	Kennametal India Ltd.	2,843	96,915
*	Kesoram Industries Ltd.	99,249	87,005
	Kewal Kiran Clothing Ltd.	5,632	45,607
	Kirloskar Brothers Ltd.	13,274	123,858
	Kirloskar Ferrous Industries Ltd.	32,419	205,390
	Kirloskar Oil Engines Ltd.	25,693	141,030
	Kitex Garments Ltd.	10,427	24,407
	KNR Constructions Ltd.	78,899	237,774
	Kolte-Patil Developers Ltd.	8,477	44,576
	Kotak Mahindra Bank Ltd.	165,108	3,731,996
	KPIT Technologies Ltd.	80,994	1,070,340
	KPR Mill Ltd.	41,466	322,615
	KRBL Ltd.	33,562	159,375
	Krsnaa Diagnostics Ltd.	1,532	9,731
	KSB Ltd.	5,950	163,054
	L&T Finance Holdings Ltd.	291,711	469,106
Ω	L&T Technology Services Ltd.	8,883	436,647
	LA Opala RG Ltd.	10,121	58,017
	Lakshmi Machine Works Ltd.	1,027	176,311
Ω	Laurus Labs Ltd.	144,854	620,067
	LG Balakrishnan & Bros Ltd.	13,711	176,754
	LIC Housing Finance Ltd.	169,821	862,561
	LT Foods Ltd.	85,633	187,022
Ω	LTIMindtree Ltd.	16,533	986,868
	Lumax Auto Technologies Ltd.	17,711	80,485
	Lumax Industries Ltd.	889	22,740
*	LUX Industries Ltd.	2,738	53,216
	Mahanagar Gas Ltd.	19,385	264,165
	Maharashtra Scooters Ltd.	166	11,305
	Maharashtra Seamless Ltd.	28,184	184,117

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Mahindra & Mahindra Financial Services Ltd.	183,170	$664,947
	Mahindra & Mahindra Ltd.	179,422	3,218,813
*	Mahindra Holidays & Resorts India Ltd.	26,275	108,509
	Mahindra Lifespace Developers Ltd.	36,794	231,149
Ω	Mahindra Logistics Ltd.	12,172	53,262
	Maithan Alloys Ltd.	5,012	71,707
	Man Infraconstruction Ltd.	53,471	84,097
	Manappuram Finance Ltd.	314,625	533,284
	Marico Ltd.	128,924	882,019
	Maruti Suzuki India Ltd.	4,536	541,638
Ω	MAS Financial Services Ltd.	7,877	75,450
	Mastek Ltd.	7,127	175,066
*	Max Ventures & Industries Ltd.	12,691	30,815
	Mayur Uniquoters Ltd.	9,705	61,372
	Mazagon Dock Shipbuilders Ltd.	6,171	141,837
	Meghmani Finechem Ltd.	4,939	57,120
	Meghmani Organics Ltd.	65,639	65,225
Ω	Metropolis Healthcare Ltd.	10,176	169,824
	Minda Corp. Ltd.	35,037	131,626
Ω	Mishra Dhatu Nigam Ltd.	29,936	123,332
	MM Forgings Ltd.	5,988	78,024
	Monte Carlo Fashions Ltd.	7,517	79,196
	Motherson Sumi Wiring India Ltd.	504,270	366,867
	Motilal Oswal Financial Services Ltd.	24,173	246,787
	Mphasis Ltd.	22,834	636,143
	MPS Ltd.	1,542	20,389
	MRF Ltd.	416	519,358
	Mrs Bectors Food Specialities Ltd.	10,283	114,944
	Multi Commodity Exchange of India Ltd.	5,502	111,476
	Muthoot Finance Ltd.	46,432	767,265
	National Fertilizers Ltd.	41,491	36,043
	Navin Fluorine International Ltd.	6,681	347,998
	Navneet Education Ltd.	44,640	77,923
	NBCC India Ltd.	274,103	155,163
	NELCO Ltd.	3,866	37,493
	NESCO Ltd.	11,313	96,584
	Neuland Laboratories Ltd.	4,490	189,724
	Newgen Software Technologies Ltd.	10,393	107,882
	NIIT Learning Systems Ltd.	36,285	138,194
*	NIIT Ltd.	36,285	36,229
	Nilkamal Ltd.	2,955	98,695
Ω	Nippon Life India Asset Management Ltd.	60,398	230,939
	NOCIL Ltd.	46,637	126,045
	NRB Bearings Ltd.	34,282	104,639
	Nucleus Software Exports Ltd.	4,452	60,524
	Nuvama Wealth Management Ltd.	2,727	81,132
	Oberoi Realty Ltd.	24,331	331,159
	One 97 Communications Ltd.	9,734	94,897
	Oracle Financial Services Software Ltd.	9,743	461,077
	Orient Cement Ltd.	82,690	147,872
	Orient Electric Ltd.	47,665	133,968
	Orient Paper & Industries Ltd.	86,102	46,100
*	Oriental Aromatics Ltd.	4,300	22,767
	Oriental Carbon & Chemicals Ltd.	3,782	36,618
*	Oriental Hotels Ltd.	41,994	45,835
*	Orissa Minerals Development Co. Ltd.	353	16,949
	Page Industries Ltd.	1,594	736,656
	Paisalo Digital Ltd.	116,684	84,908
	Panama Petrochem Ltd.	12,821	44,797

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*Ω	Parag Milk Foods Ltd.	20,587	$43,280
*	Patel Engineering Ltd.	180,394	96,367
*	PC Jeweller Ltd.	106,159	37,858
	PCBL Ltd.	107,984	207,294
	Persistent Systems Ltd.	17,331	1,001,503
	Petronet LNG Ltd.	357,281	1,013,839
	Phoenix Mills Ltd.	35,936	756,259
	PI Industries Ltd.	15,163	667,222
	Pidilite Industries Ltd.	22,464	716,144
	Piramal Enterprises Ltd.	44,888	553,883
*Ω	PNB Housing Finance Ltd.	30,241	234,835
	PNC Infratech Ltd.	61,055	256,957
	Poly Medicure Ltd.	7,213	108,662
	Polycab India Ltd.	10,577	621,465
	Polyplex Corp. Ltd.	9,629	143,440
	Poonawalla Fincorp Ltd.	84,063	402,753
	Power Finance Corp. Ltd.	555,493	1,765,286
	Power Grid Corp. of India Ltd.	517,633	1,675,962
	Power Mech Projects Ltd.	2,117	119,669
	Praj Industries Ltd.	50,301	262,001
Ω	Prataap Snacks Ltd.	5,256	53,653
	Prestige Estates Projects Ltd.	70,421	503,139
*	Pricol Ltd.	34,915	117,351
*	Prime Focus Ltd.	15,855	22,058
	Prince Pipes & Fittings Ltd.	14,099	112,859
	Privi Speciality Chemicals Ltd.	3,901	52,071
	Procter & Gamble Health Ltd.	3,293	214,477
	Procter & Gamble Hygiene & Health Care Ltd.	2,169	416,739
	PSP Projects Ltd.	5,467	52,851
*	PTC India Financial Services Ltd.	82,653	23,529
	PTC India Ltd.	144,661	207,598
	Punjab National Bank	417,178	313,991
	Puravankara Ltd.	17,980	23,158
*	PVR Inox Ltd.	18,141	343,445
Ω	Quess Corp. Ltd.	32,162	167,302
	Rain Industries Ltd.	115,421	239,461
	Rajesh Exports Ltd.	30,934	196,174
	Rallis India Ltd.	36,557	97,196
	Ramco Industries Ltd.	17,856	40,207
*	Ramco Systems Ltd.	3,356	11,196
	Ramkrishna Forgings Ltd.	39,131	268,216
	Rane Holdings Ltd.	1,157	14,088
	Rashtriya Chemicals & Fertilizers Ltd.	107,630	150,584
	Ratnamani Metals & Tubes Ltd.	9,623	311,544
*Ω	RBL Bank Ltd.	197,467	547,481
	REC Ltd.	802,655	1,982,503
	Redington Ltd.	374,937	825,385
	Redtape Ltd.	21,209	56,691
	Relaxo Footwears Ltd.	10,610	122,178
	Reliance Industrial Infrastructure Ltd.	4,025	47,384
#Ω	Reliance Industries Ltd., GDR	143,194	8,949,625
	Repco Home Finance Ltd.	19,971	79,849
	Rhi Magnesita India Ltd.	7,244	57,081
	Rico Auto Industries Ltd.	28,598	34,481
	RITES Ltd.	30,606	172,540
	RSWM Ltd.	18,172	44,204
	Rupa & Co. Ltd.	4,478	16,296
	Safari Industries India Ltd.	2,273	79,604
	Samvardhana Motherson International Ltd.	776,249	928,592

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sandhar Technologies Ltd.	9,738	$44,092
	Sanghvi Movers Ltd.	9,661	74,124
	Saregama India Ltd.	8,701	41,662
	Sasken Technologies Ltd.	2,274	25,508
*	Satin Creditcare Network Ltd.	22,021	54,733
	Savita Oil Technologies Ltd.	11,370	43,131
	SBI Cards & Payment Services Ltd.	30,753	320,384
Ω	SBI Life Insurance Co. Ltd.	30,690	478,402
	Schaeffler India Ltd.	10,955	416,785
*	SEAMEC Ltd.	2,229	19,818
*	SEPC Ltd.	251,807	42,474
*	Sequent Scientific Ltd.	34,602	39,956
	Seshasayee Paper & Boards Ltd.	18,452	62,042
Ω	SH Kelkar & Co. Ltd.	32,209	46,452
	Shakti Pumps India Ltd.	4,128	36,468
	Shankara Building Products Ltd.	3,629	33,091
	Shanthi Gears Ltd.	5,846	32,738
	Sharda Cropchem Ltd.	15,213	81,284
	Sharda Motor Industries Ltd.	4,339	44,902
*	Sheela Foam Ltd.	8,366	124,247
	Shilpa Medicare Ltd.	10,912	47,027
	Shipping Corp. of India Ltd.	79,327	100,354
	Shipping Corp. of India Ltd.	79,327	26,089
*	Shoppers Stop Ltd.	15,826	153,036
*	Shree Renuka Sugars Ltd.	210,696	117,888
	Shriram Finance Ltd.	70,233	1,617,309
	Siemens Ltd.	2,527	122,334
*	SIS Ltd.	18,735	100,498
	Siyaram Silk Mills Ltd.	11,411	76,727
	SKF India Ltd.	9,711	635,829
	Sobha Ltd.	17,877	134,962
*	Solara Active Pharma Sciences Ltd.	7,964	38,768
	Somany Ceramics Ltd.	8,301	75,236
	Sonata Software Ltd.	39,571	508,631
*	South Indian Bank Ltd.	709,361	168,953
*	Spandana Sphoorty Financial Ltd.	9,158	91,550
	SRF Ltd.	54,241	1,432,208
*	Star Cement Ltd.	47,719	84,489
	State Bank of India	253,385	1,910,315
	State Bank of India, GDR	7,803	586,786
	Sterlite Technologies Ltd.	84,282	154,855
*	Strides Pharma Science Ltd.	26,713	153,189
*	Stylam Industries Ltd.	1,669	32,735
	Styrenix Performance Materials Ltd.	4,025	58,134
*	Subex Ltd.	185,975	73,365
	Subros Ltd.	9,171	47,331
	Sudarshan Chemical Industries Ltd.	18,585	111,905
	Sumitomo Chemical India Ltd.	17,948	89,976
	Sun TV Network Ltd.	53,547	353,111
	Sundaram Finance Holdings Ltd.	6,562	9,997
	Sundaram Finance Ltd.	19,607	631,649
	Sundaram-Clayton Ltd.	2,777	171,665
	Sundram Fasteners Ltd.	41,227	639,442
	Sunteck Realty Ltd.	29,355	129,590
	Suprajit Engineering Ltd.	34,522	175,723
	Supreme Industries Ltd.	20,781	896,160
	Supreme Petrochem Ltd.	35,684	194,549
	Suven Pharmaceuticals Ltd.	39,046	234,237
*	Suzlon Energy Ltd.	2,482,022	572,727

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Swaraj Engines Ltd.	2,802	$66,574
	Symphony Ltd.	5,353	56,593
	Tamil Nadu Newsprint & Papers Ltd.	20,871	53,670
	Tamilnadu Petroproducts Ltd.	31,074	30,206
	Tanla Platforms Ltd.	26,856	391,383
*	TARC Ltd.	42,816	37,193
	Tata Chemicals Ltd.	80,890	1,044,165
	Tata Communications Ltd.	30,412	665,148
	Tata Consultancy Services Ltd.	136,002	5,655,034
	Tata Consumer Products Ltd.	71,417	746,297
	Tata Elxsi Ltd.	10,566	920,646
*	Tata Motors Ltd.	526,046	4,127,588
	TCI Express Ltd.	4,987	95,983
*Ω	TCNS Clothing Co. Ltd.	1,488	7,927
	TD Power Systems Ltd.	28,785	91,258
	Tech Mahindra Ltd.	151,337	2,062,101
*Ω	Tejas Networks Ltd.	19,391	193,356
	Texmaco Rail & Engineering Ltd.	91,863	119,053
	Thirumalai Chemicals Ltd.	39,033	96,296
*	Thomas Cook India Ltd.	57,162	58,419
Ω	Thyrocare Technologies Ltd.	8,171	59,173
	Tide Water Oil Co. India Ltd.	2,844	38,884
	Time Technoplast Ltd.	67,520	112,804
	Timken India Ltd.	8,915	380,615
	Tinplate Co. of India Ltd.	20,120	91,500
*	Titagarh Rail System Ltd.	29,474	234,729
	Titan Co. Ltd.	53,167	1,949,965
	Torrent Power Ltd.	34,602	285,517
	Tourism Finance Corp. of India Ltd.	33,398	35,860
	TransIndia Realty & Logistics Parks Ltd.	41,140	12,138
	Transport Corp. of India Ltd.	15,306	140,436
	Trent Ltd.	36,639	785,001
	Trident Ltd.	551,605	216,577
	Triveni Engineering & Industries Ltd.	40,566	147,789
	Triveni Turbine Ltd.	38,438	186,330
	TTK Prestige Ltd.	17,712	170,435
	Tube Investments of India Ltd.	29,231	1,101,265
	TV Today Network Ltd.	18,933	47,600
*	TV18 Broadcast Ltd.	108,326	53,368
	TVS Motor Co. Ltd.	72,903	1,222,263
	TVS Srichakra Ltd.	2,015	74,509
	Uflex Ltd.	22,954	121,676
	Ujjivan Financial Services Ltd.	42,772	257,564
Ω	Ujjivan Small Finance Bank Ltd.	268,260	157,637
	Unichem Laboratories Ltd.	5,517	26,729
	Union Bank of India Ltd.	226,348	245,978
	UNO Minda Ltd.	53,425	383,650
	UPL Ltd.	221,403	1,677,520
	Usha Martin Ltd.	51,090	209,096
	UTI Asset Management Co. Ltd.	22,187	216,869
*	VA Tech Wabag Ltd.	21,305	136,746
	Vaibhav Global Ltd.	27,020	113,466
	Vakrangee Ltd.	216,250	41,622
Ω	Valiant Organics Ltd.	2,729	18,353
*	Vardhman Textiles Ltd.	71,969	325,905
*Ω	Varroc Engineering Ltd.	19,549	83,016
	Varun Beverages Ltd.	103,102	1,009,047
	Venky's India Ltd.	2,715	67,103
	Vesuvius India Ltd.	2,666	119,254

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	V-Guard Industries Ltd.	74,187	$255,335
	Vimta Labs Ltd.	8,662	48,148
	Vinati Organics Ltd.	10,099	225,530
	Vindhya Telelinks Ltd.	3,484	87,105
	VIP Industries Ltd.	23,236	169,651
	Visaka Industries Ltd.	15,790	16,529
	Vl E Governance Ord	21,625	5,916
	V-Mart Retail Ltd.	936	25,970
*	Vodafone Idea Ltd.	1,973,023	199,300
	Voltamp Transformers Ltd.	2,623	147,792
	Voltas Ltd.	38,881	368,459
*	VRL Logistics Ltd.	14,872	132,714
	VST Tillers Tractors Ltd.	2,106	78,336
	Welspun Corp. Ltd.	72,342	283,161
	Welspun Enterprises Ltd.	33,082	94,205
	Welspun India Ltd.	170,810	227,223
	West Coast Paper Mills Ltd.	27,178	160,217
*	Westlife Foodworld Ltd.	25,414	289,418
	Whirlpool of India Ltd.	6,915	121,873
	Wipro Ltd.	287,991	1,420,410
*	Wonderla Holidays Ltd.	7,825	59,234
*	Yes Bank Ltd.	602,119	124,917
	Zee Entertainment Enterprises Ltd.	466,901	1,382,960
	Zensar Technologies Ltd.	46,090	278,351
*	Zomato Ltd.	676,373	692,824
TOTAL INDIA			241,026,465
INDONESIA — (1.6%)
	Ace Hardware Indonesia Tbk PT	3,662,100	174,932
*	Adhi Karya Persero Tbk PT	1,652,925	52,174
*	Adi Sarana Armada Tbk PT	778,400	66,321
*	Agung Semesta Sejahtera Tbk PT	1,060,900	775
*	Alam Sutera Realty Tbk PT	6,226,300	75,569
*	Allo Bank Indonesia Tbk PT	174,900	21,003
	Arwana Citramulia Tbk PT	1,603,400	89,864
	Astra Agro Lestari Tbk PT	250,667	125,927
	Astra Otoparts Tbk PT	444,800	86,404
*	Bank Amar Indonesia Tbk PT	1,597,862	31,792
	Bank BTPN Syariah Tbk PT	1,360,200	192,340
*	Bank Bukopin Tbk PT	9,138,043	63,019
	Bank Central Asia Tbk PT	5,202,700	3,150,918
*	Bank China Construction Bank Indonesia Tbk PT	4,112,500	23,172
*	Bank Jago Tbk PT	384,600	74,305
	Bank Mandiri Persero Tbk PT	7,942,088	3,019,148
*	Bank Mayapada International Tbk PT	1,992,100	68,059
	Bank Maybank Indonesia Tbk PT	6,214,700	118,706
*	Bank MNC Internasional Tbk PT	7,987,000	43,447
	Bank Negara Indonesia Persero Tbk PT	1,145,700	674,477
*	Bank Neo Commerce Tbk PT	1,369,300	41,247
	Bank OCBC Nisp Tbk PT	210,600	16,900
	Bank Pan Indonesia Tbk PT	1,458,800	123,836
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,601,943	126,410
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,735,000	75,914
	Bank Rakyat Indonesia Persero Tbk PT	7,625,186	2,854,900
*	Bank Raya Indonesia Tbk PT	851,200	21,786
	Bank Syariah Indonesia Tbk PT	2,252,761	247,273
	Bank Tabungan Negara Persero Tbk PT	2,966,281	258,781
	Barito Pacific Tbk PT	2,308,588	118,628
	BFI Finance Indonesia Tbk PT	4,446,300	389,328

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Bintang Oto Global Tbk PT	343,800	$28,276
	BISI International Tbk PT	932,700	93,335
	Blue Bird Tbk PT	215,700	32,176
*	Buana Lintas Lautan Tbk PT	8,333,400	54,113
*	Bukalapak.com PT Tbk	3,278,100	47,001
*	Bumi Serpong Damai Tbk PT	3,270,400	257,089
*	Bumi Teknokultura Unggul Tbk PT	2,771,100	9,188
*	Capital Financial Indonesia Tbk PT	1,034,500	45,633
	Charoen Pokphand Indonesia Tbk PT	414,215	142,091
	Ciputra Development Tbk PT	5,061,500	374,308
*	Citra Marga Nusaphala Persada Tbk PT	1,345,302	150,367
	Dharma Satya Nusantara Tbk PT	2,128,100	82,591
	Elang Mahkota Teknologi Tbk PT	2,988,000	128,914
	Elnusa Tbk PT	365,100	9,445
	Erajaya Swasembada Tbk PT	5,078,600	168,474
	Garudafood Putra Putri Jaya Tbk PT	3,882,200	121,012
*††	Hanson International Tbk PT	46,633,300	0
	Hexindo Adiperkasa Tbk PT	105,600	46,908
	Impack Pratama Industri Tbk PT	1,402,500	31,245
	Indah Kiat Pulp & Paper Tbk PT	864,400	524,725
	Indofood CBP Sukses Makmur Tbk PT	112,600	83,670
	Indofood Sukses Makmur Tbk PT	1,108,500	538,527
	Indomobil Sukses Internasional Tbk PT	357,500	41,597
	Indosat Tbk PT	259,200	158,113
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,799,372	118,840
	Integra Indocabinet Tbk PT	1,106,900	32,303
*††	Inti Agri Resources Tbk PT	3,873,200	2,408
	Japfa Comfeed Indonesia Tbk PT	2,423,400	214,580
	Jasa Marga Persero Tbk PT	653,526	167,686
	Jaya Real Property Tbk PT	562,800	21,087
*	Kapuas Prima Coal Tbk PT	4,380,500	14,522
*	Kawasan Industri Jababeka Tbk PT	8,814,068	90,577
	KMI Wire & Cable Tbk PT	1,054,000	23,892
*	M Cash Integrasi PT	83,600	45,194
*	Malindo Feedmill Tbk PT	443,300	13,586
*	Map Aktif Adiperkasa PT	3,588,000	192,820
	Matahari Department Store Tbk PT	521,800	104,551
	Mayora Indah Tbk PT	767,325	123,094
*	MD Pictures Tbk PT	454,600	120,520
	Medco Energi Internasional Tbk PT	4,716,200	354,242
*	Media Nusantara Citra Tbk PT	2,649,300	110,678
*	Mega Manunggal Property Tbk PT	619,800	17,280
*	Merdeka Copper Gold Tbk PT	531,021	123,734
	Metrodata Electronics Tbk PT	2,389,000	81,596
*	Mitra Adiperkasa Tbk PT	3,688,500	484,459
	Mitra Keluarga Karyasehat Tbk PT	865,500	167,143
	Mitra Pinasthika Mustika Tbk PT	665,400	45,687
*	MNC Digital Entertainment Tbk PT	273,800	68,626
*	MNC Land Tbk PT	10,467,300	47,872
	Mulia Industrindo Tbk PT	1,559,300	46,526
	Nippon Indosari Corpindo Tbk PT	471,744	40,199
	Pabrik Kertas Tjiwi Kimia Tbk PT	631,300	282,630
*	Pacific Strategic Financial Tbk PT	979,900	70,502
	Pakuwon Jati Tbk PT	7,007,400	223,256
	Panin Financial Tbk PT	5,975,200	121,330
*	Paninvest Tbk PT	637,500	47,123
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,024,600	139,672
*††	Pool Advista Indonesia Tbk PT	350,400	218
*	PP Persero Tbk PT	1,615,042	64,803

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Prodia Widyahusada Tbk PT	112,400	$49,231
	Puradelta Lestari Tbk PT	4,607,600	51,939
*	Quantum Clovera Investama Tbk PT	3,259,900	10,808
	Ramayana Lestari Sentosa Tbk PT	1,095,400	41,769
*††	Rimo International Lestari Tbk PT	18,540,300	0
	Rukun Raharja Tbk PT	174,900	10,556
	Salim Ivomas Pratama Tbk PT	1,908,700	53,653
	Samator Indo Gas Tbk PT	237,400	31,096
	Sampoerna Agro Tbk PT	487,800	65,307
	Samudera Indonesia Tbk PT	4,974,500	121,462
	Sarana Menara Nusantara Tbk PT	6,916,300	465,475
	Sariguna Primatirta Tbk PT	1,029,900	45,112
	Sawit Sumbermas Sarana Tbk PT	2,014,500	159,600
	Selamat Sempurna Tbk PT	1,169,600	155,104
*	Sinar Mas Multiartha Tbk PT	16,500	14,240
*††	Sri Rejeki Isman Tbk PT	6,771,700	12,293
	Steel Pipe Industry of Indonesia PT	1,516,900	27,969
	Sumber Alfaria Trijaya Tbk PT	3,303,900	591,590
	Summarecon Agung Tbk PT	4,993,220	218,655
	Surya Citra Media Tbk PT	7,908,000	81,811
	Surya Esa Perkasa Tbk PT	4,825,700	188,882
*	Surya Semesta Internusa Tbk PT	2,192,100	68,056
*††	Suryainti Permata Tbk PT	1,280,000	0
	Telkom Indonesia Persero Tbk PT	596,300	146,914
	Telkom Indonesia Persero Tbk PT, ADR	42,948	1,053,514
	Temas Tbk PT	3,434,000	61,515
	Tempo Scan Pacific Tbk PT	330,100	37,107
	Tower Bersama Infrastructure Tbk PT	1,486,900	190,314
*††	Trada Alam Minera Tbk PT	12,608,800	7,839
	Transcoal Pacific Tbk PT	193,900	85,535
	Triputra Agro Persada PT	4,012,600	151,648
	Tunas Baru Lampung Tbk PT	1,835,085	101,583
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,078,000	137,575
	Unilever Indonesia Tbk PT	1,349,300	344,428
	Vale Indonesia Tbk PT	475,200	216,852
*††	Waskita Beton Precast Tbk PT	4,254,600	14,095
*	Waskita Karya Persero Tbk PT	3,281,726	43,959
	Wijaya Karya Beton Tbk PT	1,949,300	19,011
*	Wijaya Karya Persero Tbk PT	1,250,949	36,346
	XL Axiata Tbk PT	2,939,849	442,598
TOTAL INDONESIA			24,974,830
KUWAIT — (0.4%)
	A'ayan Leasing & Investment Co. KSCP	315,251	163,167
*	Agility Public Warehousing Co. KSC	243,939	500,266
	Al Ahli Bank of Kuwait KSCP	105,266	82,239
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	101,983	61,748
	Al-Eid Food KSC	60,795	37,205
*	Alimtiaz Investment Group KSC	357,720	82,676
	Arzan Financial Group for Financing & Investment KPSC	226,649	104,766
*	Asiya Capital Investments Co. KSCP	335,749	62,079
	Boubyan Bank KSCP	39,257	79,230
	Boubyan Petrochemicals Co. KSCP	32,470	78,110
	Boursa Kuwait Securities Co. KPSC	25,589	158,765
	Burgan Bank SAK	52,683	35,671
	Combined Group Contracting Co. SAK	30,161	37,996
	Commercial Facilities Co. SAKP	23,581	13,433
	Commercial Real Estate Co. KSC	376,084	132,217
	Gulf Bank KSCP	129,127	110,969

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Gulf Cables & Electrical Industries Group Co. KSCP	10,553	$42,253
	Heavy Engineering & Ship Building Co. KSCP, Class B	28,355	64,426
	Humansoft Holding Co. KSC	24,386	285,773
	Integrated Holding Co. KCSC	74,812	98,629
	Jazeera Airways Co. KSCP	19,686	128,164
	Kuwait International Bank KSCP	316,855	172,249
	Kuwait Real Estate Co. KSC	241,631	110,905
	Kuwait Telecommunications Co.	96,272	183,330
	Mabanee Co. KPSC	57,207	164,433
	Mezzan Holding Co. KSCC	59,259	103,202
	Mobile Telecommunications Co. KSCP	319,487	541,838
	National Bank of Kuwait SAKP	735,863	2,304,363
	National Industries Group Holding SAK	168,544	127,286
	National Investments Co. KSCP	189,953	149,637
	Salhia Real Estate Co. KSCP	104,317	161,297
	Securities House KSC	160,379	36,023
	Sultan Center Food Products Co. KSC	4,567	1,962
	Warba Bank KSCP	279,731	192,133
TOTAL KUWAIT			6,608,440
MALAYSIA — (1.4%)
	Able Global Bhd	41,700	12,227
	Aeon Co. M Bhd	233,900	63,302
#	AEON Credit Service M Bhd	60,190	160,735
#	AFFIN Bank Bhd	186,906	80,852
	Ajinomoto Malaysia Bhd	7,500	27,641
	Alliance Bank Malaysia Bhd	368,200	288,290
	Allianz Malaysia Bhd	19,100	61,775
#	AME Elite Consortium Bhd	97,500	29,403
#	AMMB Holdings Bhd	385,675	330,260
*	Ancom Nylex Bhd	194,100	44,353
#	Apex Healthcare Bhd	49,650	27,103
#	Astro Malaysia Holdings Bhd	350,300	41,565
	Axiata Group Bhd	682,048	403,944
	Batu Kawan Bhd	39,200	184,821
#	Berjaya Food Bhd	297,200	44,785
*	Bermaz Auto Bhd	306,800	139,544
#	BIMB Holdings Bhd	269,630	131,614
	Boustead Plantations Bhd	35,460	8,333
#*	Bumi Armada Bhd	1,709,400	197,357
	Bursa Malaysia Bhd	229,200	341,127
	Cahya Mata Sarawak Bhd	334,800	78,736
#	CB Industrial Product Holding Bhd	114,580	28,731
	CELCOMDIGI Bhd	341,900	335,168
	CIMB Group Holdings Bhd	1,062,649	1,309,024
#*	Coastal Contracts Bhd	100,500	49,080
#	CSC Steel Holdings Bhd	104,200	26,831
	CTOS Digital Bhd	35,000	10,869
	D&O Green Technologies Bhd	171,300	149,453
*	Dagang NeXchange Bhd	936,800	98,709
	Datasonic Group Bhd	511,900	53,950
#	Dayang Enterprise Holdings Bhd	244,545	76,020
	Dialog Group Bhd	351,414	179,383
	DRB-Hicom Bhd	391,300	128,459
	Dufu Technology Corp. Bhd	123,700	52,193
#	Duopharma Biotech Bhd	178,797	51,594
	Dutch Lady Milk Industries Bhd	6,400	30,293
	Eco World Development Group Bhd	361,200	75,305
#*	Eco World International Bhd	102,000	14,363

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
*	Ekovest Bhd	593,350	$58,594
#	FGV Holdings Bhd	220,100	69,830
#	Formosa Prosonic Industries Bhd	83,700	48,079
	Fraser & Neave Holdings Bhd	35,900	199,058
	Frontken Corp. Bhd	322,850	232,207
	Gadang Holdings Bhd	227,100	15,371
	Gamuda Bhd	291,170	277,644
	Gas Malaysia Bhd	57,400	38,328
*	Genetec Technology Bhd	43,100	23,324
#	Genting Plantations Bhd	107,400	145,536
	George Kent Malaysia Bhd	175,200	18,471
#	Globetronics Technology Bhd	175,566	56,094
*	Greatech Technology Bhd	71,400	72,875
	Guan Chong Bhd	112,300	54,880
	Hai-O Enterprise Bhd	94,811	21,680
	HAP Seng Consolidated Bhd	70,920	53,497
	Hap Seng Plantations Holdings Bhd	101,200	44,442
	Hartalega Holdings Bhd	146,700	71,633
#	Hengyuan Refining Co. Bhd	75,500	58,163
#	Hextar Global Bhd	334,560	56,779
	Hiap Teck Venture Bhd	695,000	53,191
	Hong Leong Bank Bhd	25,090	109,006
	Hong Leong Capital Bhd	16,300	22,374
#	Hong Leong Financial Group Bhd	40,913	166,122
	Hong Leong Industries Bhd	26,900	53,697
	Hup Seng Industries Bhd	164,800	24,712
	IGB Bhd	96,820	45,312
	IJM Corp. Bhd	745,914	253,146
#	Inari Amertron Bhd	461,463	309,150
	IOI Corp. Bhd	382,705	354,075
#	IOI Properties Group Bhd	295,710	89,890
*	Iris Corp. Bhd	738,100	14,719
*	JAKS Resources Bhd	727,080	31,465
	Jaya Tiasa Holdings Bhd	239,505	38,519
#	Kenanga Investment Bank Bhd	262,900	53,346
	Kerjaya Prospek Group Bhd	145,309	36,092
	Kim Loong Resources Bhd	89,860	36,875
*	KNM Group Bhd	277,084	5,850
#	Kobay Technology Bhd	48,200	21,506
	Kossan Rubber Industries Bhd	424,200	134,553
#	Kretam Holdings Bhd	266,200	35,407
*	KSL Holdings Bhd	195,900	35,867
	Kuala Lumpur Kepong Bhd	89,968	465,337
	Land & General Bhd	960,740	23,432
#	LBS Bina Group Bhd	391,772	42,175
#	Leong Hup International Bhd	320,600	37,345
	Lii Hen Industries Bhd	149,400	27,997
#Ω	Lotte Chemical Titan Holding Bhd	258,476	65,431
#	LPI Capital Bhd	73,800	194,829
	Luxchem Corp. Bhd	106,800	11,128
	Magni-Tech Industries Bhd	96,933	40,625
#	Mah Sing Group Bhd	614,652	91,363
#	Malayan Banking Bhd	575,730	1,151,873
*	Malayan Cement Bhd	22,000	15,814
	Malayan Flour Mills Bhd	285,450	40,179
#	Malaysia Airports Holdings Bhd	96,284	147,343
#	Malaysia Building Society Bhd	690,095	119,339
#	Malaysia Smelting Corp. Bhd	113,800	60,630
#	Malaysian Pacific Industries Bhd	21,163	137,558

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Malaysian Resources Corp. Bhd	993,988	$83,809
	Matrix Concepts Holdings Bhd	383,075	120,624
#	Maxis Bhd	276,800	248,042
	MBM Resources Bhd	60,030	46,087
*	Media Prima Bhd	328,100	31,662
	Mega First Corp. Bhd	238,800	175,242
	Mi Technovation Bhd	64,900	23,354
	MKH Bhd	164,215	46,999
	MNRB Holdings Bhd	139,467	30,460
	MPHB Capital Bhd	107,100	24,442
#Ω	MR DIY Group M Bhd	469,800	153,186
	Muda Holdings Bhd	11,400	3,665
*	Muhibbah Engineering M Bhd	254,850	38,462
	My EG Services Bhd	1,769,062	300,390
*	Nylex Malaysia Bhd	3,235	345
	Oriental Holdings Bhd	109,500	155,866
	OSK Holdings Bhd	402,763	98,306
#	PA Resources Bhd	267,300	16,302
	Padini Holdings Bhd	161,300	142,420
	Pantech Group Holdings Bhd	219,367	37,970
	Paramount Corp. Bhd	122,940	25,085
	Perak Transit Bhd	187,900	45,036
	Petron Malaysia Refining & Marketing Bhd	41,100	42,956
#	PIE Industrial Bhd	62,100	38,558
#*	PMB Technology Bhd	34,400	30,136
	Power Root Bhd	45,500	20,793
#	PPB Group Bhd	92,260	341,549
	Press Metal Aluminium Holdings Bhd	464,700	519,634
	Public Bank Bhd	1,921,150	1,777,080
	QL Resources Bhd	172,706	209,984
	Ranhill Utilities Bhd	213,099	27,428
	RCE Capital Bhd	114,200	56,985
	RHB Bank Bhd	341,782	431,491
#	Sam Engineering & Equipment M Bhd	46,800	51,922
*	Sapura Energy Bhd	2,737,511	21,180
#	Sarawak Oil Palms Bhd	170,320	98,556
	Scientex Bhd	252,200	199,209
	Sime Darby Plantation Bhd	425,949	430,575
	Sime Darby Property Bhd	1,114,700	150,859
#	SKP Resources Bhd	381,500	80,377
	SP Setia Bhd Group	792,068	110,676
	Sunway Bhd	286,900	113,905
#	Sunway Construction Group Bhd	101,010	40,344
#	Supermax Corp. Bhd	416,374	78,052
	Suria Capital Holdings Bhd	21,720	6,366
#	Syarikat Takaful Malaysia Keluarga Bhd	170,436	131,593
#	Ta Ann Holdings Bhd	107,926	89,108
	Tan Chong Motor Holdings Bhd	103,100	25,152
#	TASCO Bhd	114,500	20,330
#	Telekom Malaysia Bhd	140,763	158,933
	Thong Guan Industries Bhd	95,800	43,768
	TIME dotCom Bhd	250,900	298,755
#*	Tropicana Corp. Bhd	175,028	46,155
#	TSH Resources Bhd	423,400	97,676
#	Uchi Technologies Bhd	115,170	87,858
	UEM Edgenta Bhd	103,000	22,264
#	UEM Sunrise Bhd	532,564	56,727
	UMW Holdings Bhd	149,300	136,819
	Unisem M Bhd	193,300	134,707

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	United Malacca Bhd	20,100	$23,621
#	United Plantations Bhd	34,600	122,578
	UOA Development Bhd	178,740	74,143
	UWC Bhd	120,200	89,629
#*	Velesto Energy Bhd	1,498,935	76,606
#	ViTrox Corp. Bhd	65,300	113,743
#	VS Industry Bhd	824,900	163,789
#	WCT Holdings Bhd	392,235	39,144
	Wellcall Holdings Bhd	160,650	42,396
#	Westports Holdings Bhd	114,300	88,786
#	Yinson Holdings Bhd	406,039	229,637
*	YNH Property Bhd	181,708	204,657
#	YTL Corp. Bhd	692,887	179,780
	YTL Power International Bhd	343,400	103,624
TOTAL MALAYSIA			21,209,296
MEXICO — (2.6%)
	Alfa SAB de CV, Class A	1,529,960	942,006
#	Alpek SAB de CV	268,654	277,077
*	Alsea SAB de CV	193,741	674,305
*	America Movil SAB de CV, ADR	53,831	1,126,145
	America Movil SAB de CV, Class B	3,988,402	4,182,523
	Arca Continental SAB de CV	59,316	595,144
Ω	Banco del Bajio SA	292,938	888,523
	Bolsa Mexicana de Valores SAB de CV	161,806	343,035
*	Cemex SAB de CV	325,511	248,045
*	Cemex SAB de CV, Sponsored ADR	188,600	1,437,132
	Cia Minera Autlan SAB de CV, Class B	25,536	19,764
	Coca-Cola Femsa SAB de CV, Sponsored ADR	5,019	423,202
	Coca-Cola Femsa SAB de CV	12,070	101,699
	Consorcio ARA SAB de CV	285,651	70,112
*	Controladora AXTEL SAB DE CV	1,529,960	17,634
*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	266,743	320,665
	Corp Actinver SAB de CV	9,800	8,194
	Corp. Inmobiliaria Vesta SAB de CV	216,741	785,808
	Corp. Moctezuma SAB de CV	87,200	334,011
	El Puerto de Liverpool SAB de CV, Class C1	46,321	289,821
#*††	Empresas ICA SAB de CV	72,400	0
*	Financiera Independencia SAB de CV SOFOM ENR	10,724	4,963
	Fomento Economico Mexicano SAB de CV	144,379	1,635,807
	Gentera SAB de CV	567,662	738,351
	Gruma SAB de CV, Class B	33,443	597,361
	Grupo Aeroportuario del Centro Norte SAB de CV	102,477	1,155,184
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	2,490	473,996
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	47,159	897,274
	Grupo Aeroportuario del Sureste SAB de CV, ADR	2,048	579,564
	Grupo Aeroportuario del Sureste SAB de CV, Class B	10,582	300,227
	Grupo Bimbo SAB de CV, Class A	144,539	751,223
	Grupo Carso SAB de CV	71,096	565,499
	Grupo Comercial Chedraui SA de CV	97,547	571,418
	Grupo Elektra SAB de CV	2,722	204,965
	Grupo Financiero Banorte SAB de CV, Class O	474,210	4,496,566
*	Grupo Financiero Inbursa SAB de CV, Class O	279,873	681,590
	Grupo Herdez SAB de CV	59,165	173,944
	Grupo Hotelero Santa Fe SAB de CV	21,807	5,352
	Grupo Industrial Saltillo SAB de CV	114,458	208,478
	Grupo KUO SAB de CV, Class B	28,603	62,296
*	Grupo Pochteca SAB de CV	35,990	17,151
	Grupo Rotoplas SAB de CV	36,532	58,294

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Grupo Simec SAB de CV, Sponsored ADR	2,821	$100,597
*	Grupo Simec SAB de CV, Class B	38,410	458,879
	Grupo Televisa SAB	725,130	768,218
#*Ω	Grupo Traxion SAB de CV	107,943	231,357
*	Hoteles City Express SAB de CV	142,008	58,007
*	Industrias CH SAB de CV, Class B	98,329	1,169,202
*	Industrias Penoles SAB de CV	35,964	514,986
	Kimberly-Clark de Mexico SAB de CV, Class A	359,226	847,168
	La Comer SAB de CV	227,745	568,376
	Megacable Holdings SAB de CV	396,723	1,005,964
#*	Minera Frisco SAB de CV, Class A1	658,986	105,469
*Ω	Nemak SAB de CV	942,675	225,184
	Operadora de Sites Mexicanos SA de CV, Class A	221,366	224,473
	Orbia Advance Corp. SAB de CV	502,854	1,142,045
*	Organizacion Cultiba SAB de CV	24,314	16,117
*	Organizacion Soriana SAB de CV, Class B	220,844	363,084
	Promotora y Operadora de Infraestructura SAB de CV	88,500	920,569
	Promotora y Operadora de Infraestructura SAB de CV, Class L	17,304	113,956
	Qualitas Controladora SAB de CV	58,073	428,030
	Regional SAB de CV	84,875	658,066
#*	Sitios Latinoamerica SAB de CV	166,733	75,973
*	Vista Energy SAB de CV, ADR	32,384	845,222
*	Vista Energy SAB de CV	2,091	53,446
	Vitro SAB de CV, Class A	86,697	94,049
	Wal-Mart de Mexico SAB de CV	375,832	1,565,499
TOTAL MEXICO			39,818,284
PERU — (0.0%)
*	Aenza SAA, Sponsored ADR	4,557	7,837
	Cia de Minas Buenaventura SAA, ADR	15,794	121,930
	Credicorp Ltd.	3,622	568,835
*††	Fossal SAA, ADR	6	0
	Intercorp Financial Services, Inc.	2,477	60,786
TOTAL PERU			759,388
PHILIPPINES — (0.7%)
*	8990 Holdings, Inc.	437,000	73,635
*	ACEN Corp.	551,716	52,445
	Apex Mining Co., Inc.	1,119,000	59,819
*	Atlas Consolidated Mining & Development Corp.	602,000	40,837
	Ayala Corp.	25,766	288,794
	Ayala Land, Inc.	521,960	260,643
*	AyalaLand Logistics Holdings Corp.	481,300	26,648
	Bank of the Philippine Islands	321,980	671,377
	BDO Unibank, Inc.	394,219	1,042,533
*	Cebu Air, Inc.	77,060	52,638
	Cebu Landmasters, Inc.	465,178	22,109
*Ω	CEMEX Holdings Philippines, Inc.	173,954	3,326
	Century Pacific Food, Inc.	442,600	209,753
	China Banking Corp.	366,137	206,707
*	Converge Information & Communications Technology Solutions, Inc.	781,200	143,744
	Cosco Capital, Inc.	908,900	88,382
	D&L Industries, Inc.	820,700	108,030
*	DITO CME Holdings Corp.	858,000	36,409
	DoubleDragon Corp.	395,590	54,292
	Filinvest Development Corp.	301,500	28,254
	Filinvest Land, Inc.	4,402,000	55,304
	First Philippine Holdings Corp.	137,850	156,876

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Global Ferronickel Holdings, Inc.	762,228	$33,884
	Globe Telecom, Inc.	7,555	264,204
	GT Capital Holdings, Inc.	35,099	348,455
*	Holcim Philippines, Inc.	298,600	21,039
*	Integrated Micro-Electronics, Inc.	322,160	27,399
	International Container Terminal Services, Inc.	119,780	473,371
	JG Summit Holdings, Inc.	331,628	260,203
	Jollibee Foods Corp.	80,500	373,901
	MacroAsia Corp.	197,440	15,632
	Manila Electric Co.	25,860	167,731
	Manila Water Co., Inc.	615,600	214,129
	Max's Group, Inc.	165,400	14,305
	Megaworld Corp.	4,594,600	171,594
	Metropolitan Bank & Trust Co.	551,865	603,272
Ω	Monde Nissin Corp.	108,500	16,163
	Nickel Asia Corp.	1,605,300	185,768
	Petron Corp.	1,456,800	98,136
††	Philcomsat Holdings Corp.	27,762	38,242
	Philex Mining Corp.	819,300	44,079
*	Philippine National Bank	176,952	59,558
*	Philippine Seven Corp.	20,200	31,449
	Philippine Stock Exchange, Inc.	5,304	15,938
*	Phoenix Petroleum Philippines, Inc.	189,140	26,860
	PLDT, Inc., Sponsored ADR	3,650	85,300
	PLDT, Inc.	12,405	296,019
	Puregold Price Club, Inc.	518,160	273,668
*	PXP Energy Corp.	26,600	2,147
	RFM Corp.	532,000	30,918
	Rizal Commercial Banking Corp.	339,756	154,745
	Robinsons Land Corp.	925,266	252,870
	Robinsons Retail Holdings, Inc.	149,000	148,025
	Security Bank Corp.	184,496	279,001
	Shakey's Pizza Asia Ventures, Inc.	93,500	16,144
	Shell Pilipinas Corp.	226,990	59,437
	SM Investments Corp.	15,655	260,120
	SM Prime Holdings, Inc.	587,812	357,654
	SSI Group, Inc.	238,000	13,012
	Synergy Grid & Development Phils, Inc.	367,800	60,287
*	Top Frontier Investment Holdings, Inc.	10,142	19,580
	Union Bank of the Philippines	202,392	280,123
	Universal Robina Corp.	121,870	272,540
	Vista Land & Lifescapes, Inc.	1,905,400	54,479
	Vistamalls, Inc.	82,400	3,555
	Wilcon Depot, Inc.	459,300	191,148
TOTAL PHILIPPINES			10,298,639
POLAND — (1.0%)
*	11 bit studios SA	343	59,847
	AB SA	4,045	58,377
*	Alior Bank SA	53,009	767,848
*Ω	Allegro.eu SA	22,394	197,437
	Amica SA	2,295	47,447
*	AmRest Holdings SE	29,970	208,946
	Apator SA	7,981	33,735
	Arctic Paper SA	13,128	58,571
	ASBISc Enterprises PLC	19,509	155,122
	Asseco Poland SA	20,180	402,036
	Asseco South Eastern Europe SA	5,768	72,230
	Auto Partner SA	25,348	140,842

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Bank Handlowy w Warszawie SA	9,465	$212,509
*	Bank Millennium SA	75,158	122,884
*	Bank Ochrony Srodowiska SA	29,683	71,064
	Bank Polska Kasa Opieki SA	22,554	665,972
*	Benefit Systems SA	611	265,539
#*	Bioton SA	12,311	11,513
	Boryszew SA	48,112	78,760
	Budimex SA	3,964	407,430
*	CCC SA	13,640	176,942
	CD Projekt SA	10,078	411,172
	Celon Pharma SA	5,344	22,314
#*	CI Games SA	22,569	36,013
	Cognor Holding SA	102,333	199,725
	ComArch SA	1,679	62,799
	Cyfrowy Polsat SA	62,109	250,276
	Develia SA	172,377	210,545
*Ω	Dino Polska SA	5,898	656,801
	Dom Development SA	3,585	132,570
	Echo Investment SA	52,622	57,419
#	Erbud SA	1,249	14,730
	Fabryki Mebli Forte SA	8,318	52,973
	Globe Trade Centre SA	52,134	79,664
*	Grenevia SA	95,610	87,431
*	Grupa Azoty SA	24,892	167,435
	Grupa Kety SA	4,116	711,994
*	ING Bank Slaski SA	5,162	257,045
	Inter Cars SA	2,700	431,450
	KGHM Polska Miedz SA	23,714	733,392
*	KRUK SA	4,761	519,756
	LiveChat Software SA	5,036	185,767
	LPP SA	188	646,709
*	mBank SA	856	102,180
*	Mercator Medical SA	718	7,557
	Mirbud SA	33,062	65,626
	Mo-BRUK SA	777	55,417
	Neuca SA	824	158,284
	Orange Polska SA	120,912	222,570
	ORLEN SA	138,615	2,470,612
*	Pepco Group NV	38,977	335,874
	PlayWay SA	504	53,210
*	Polimex-Mostostal SA	34,390	40,225
	Powszechna Kasa Oszczednosci Bank Polski SA	41,531	421,375
	Powszechny Zaklad Ubezpieczen SA	62,396	631,007
*	Santander Bank Polska SA	3,026	300,214
*	Selvita SA	2,662	48,917
	Stalexport Autostrady SA	50,770	34,496
#	TEN Square Games SA	1,860	37,199
#	Tim SA	6,009	74,852
	Torpol SA	4,013	17,994
	Unimot SA	1,266	31,917
#	Votum SA	5,010	64,464
	VRG SA	93,660	83,566
	Warsaw Stock Exchange	4,693	44,530
*	Wawel SA	61	9,351
	Wirtualna Polska Holding SA	6,453	186,918
Ω	XTB SA	17,331	169,439
TOTAL POLAND			15,810,825

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (0.9%)
	Aamal Co.	913,228	$221,198
	Al Khaleej Takaful Group QSC	71,975	56,067
	Al Meera Consumer Goods Co. QSC	45,860	180,276
	Alijarah Holding Co. QPSC	183,267	44,538
*	Baladna	378,513	158,206
	Barwa Real Estate Co.	769,410	593,877
	Commercial Bank PSQC	673,992	1,157,741
	Doha Bank QPSC	1,012,684	481,210
	Doha Insurance Co. QSC	98,245	61,589
*	Estithmar Holding QPSC	182,422	109,371
	Gulf International Services QSC	721,374	410,436
	Gulf Warehousing Co.	202,601	191,392
*	Lesha Bank LLC	455,898	200,284
	Mannai Corp. QSC	116,821	183,234
	Masraf Al Rayan QSC	1,137,733	784,631
*	Mazaya Real Estate Development QPSC	286,313	65,846
	Mesaieed Petrochemical Holding Co.	535,113	286,939
	Ooredoo QPSC	259,283	814,322
	Qatar Aluminum Manufacturing Co.	1,281,331	475,710
	Qatar Fuel QSC	51,025	235,512
	Qatar Industrial Manufacturing Co. QSC	102,204	84,854
*	Qatar Insurance Co. SAQ	715,979	438,466
	Qatar International Islamic Bank QSC	140,135	399,571
	Qatar Islamic Bank SAQ	93,456	543,075
	Qatar Islamic Insurance Group	24,888	59,173
	Qatar National Bank QPSC	852,463	3,976,901
	Qatar Navigation QSC	292,615	843,957
*	Salam International Investment Ltd. QSC	439,066	92,771
	United Development Co. QSC	892,819	299,164
	Vodafone Qatar QSC	1,147,594	610,874
	Zad Holding Co.	34,130	127,603
TOTAL QATAR			14,188,788
RUSSIA — (0.0%)
*††	Mobile TeleSystems PJSC, ADR	75,072	0
*††	PhosAgro PJSC	113	0
*††	PhosAgro PJSC, GDR	17,537	0
*††	Polyus PJSC, GDR	6,402	0
*††	Ros Agro PLC, GDR	8,019	0
*††	Rostelecom PJSC, Sponsored ADR	31,181	0
*††	Sberbank of Russia PJSC, Sponsored ADR	286,504	0
*††	VTB Bank PJSC, GDR	431,770	0
SAUDI ARABIA — (3.7%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	129,853	80,056
	Abdullah Al Othaim Markets Co.	181,860	716,310
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	5,224	44,769
	Advanced Petrochemical Co.	34,170	414,797
*	Al Alamiya for Cooperative Insurance Co.	10,339	47,493
	Al Babtain Power & Telecommunication Co.	14,726	125,243
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,483	50,704
	Al Jouf Agricultural Development Co.	5,970	83,446
*	Al Khaleej Training & Education Co.	11,789	63,161
	Al Masane Al Kobra Mining Co.	3,946	85,084
	Al Moammar Information Systems Co.	5,650	254,651
	Al Rajhi Bank	264,647	5,260,534
*	Al Rajhi Co. for Co-operative Insurance	4,142	158,377
	Al Yamamah Steel Industries Co.	11,361	81,664
*	AlAbdullatif Industrial Investment Co.	20,063	96,870

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Alamar Foods	3,820	$128,295
	Alandalus Property Co.	14,474	91,166
	Alaseel Co.	47,134	68,562
*	Al-Baha Development & Investment Co.	587,100	26,582
	Aldrees Petroleum & Transport Services Co.	16,486	524,978
*	Al-Etihad Cooperative Insurance Co.	10,850	49,915
	Alinma Bank	158,450	1,562,247
*	AlJazira Takaful Ta'awuni Co.	13,178	65,552
	AlKhorayef Water & Power Technologies Co.	2,826	120,067
*	Allianz Saudi Fransi Cooperative Insurance Co.	17,573	80,720
	Almarai Co. JSC	37,497	688,591
	Almunajem Foods Co.	7,091	132,528
	Alujain Corp.	12,548	154,771
*	Amana Cooperative Insurance Co.	8,093	25,757
	Arab National Bank	156,461	1,110,862
	Arabian Centres Co. Ltd.	37,160	226,704
	Arabian Contracting Services Co.	5,928	312,597
	Arabian Internet & Communications Services Co.	7,173	697,298
	Arabian Pipes Co.	1,912	30,761
	Arriyadh Development Co.	44,995	240,364
	Astra Industrial Group	15,342	363,602
	Ataa Educational Co.	4,077	82,005
	Baazeem Trading Co.	1,523	27,527
	Bank AlBilad	95,115	1,108,725
	Bank Al-Jazira	222,485	1,089,704
	Banque Saudi Fransi	73,278	831,864
	Basic Chemical Industries Ltd.	5,959	57,076
*	Batic Investments & Logistic Co.	22,055	13,396
	Bawan Co.	16,280	156,492
	BinDawood Holding Co.	98,390	179,828
	Bupa Arabia for Cooperative Insurance Co.	14,132	649,994
*	Buruj Cooperative Insurance Co.	8,910	45,714
*	Chubb Arabia Cooperative Insurance Co.	5,307	29,671
	Co. for Cooperative Insurance	18,068	687,681
*	Dar Al Arkan Real Estate Development Co.	131,437	593,106
	East Pipes Integrated Co. for Industry	1,187	20,140
*	Electrical Industries Co.	13,962	134,457
	Etihad Etisalat Co.	174,060	2,173,438
*	Fawaz Abdulaziz Al Hokair & Co., Class C	25,908	106,808
	Fitaihi Holding Group	5,283	52,465
*	Gulf General Cooperative Insurance Co.	12,162	27,412
	Gulf Insurance Group	6,380	54,340
*	Gulf Union Cooperative Insurance Co.	9,954	30,023
*	Halwani Brothers Co.	3,323	57,822
	Herfy Food Services Co.	11,111	110,038
	Jarir Marketing Co.	159,400	658,671
*	Jazan Energy & Development Co.	15,726	61,633
	L'Azurde Co. for Jewelry	22,713	87,258
	Leejam Sports Co. JSC	10,386	408,613
	Maharah Human Resources Co.	4,232	72,045
*	Malath Cooperative Insurance Co.	5,621	36,004
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	29,257	104,481
*	Methanol Chemicals Co.	16,290	106,347
	Middle East Paper Co.	20,062	191,242
*	Middle East Specialized Cables Co.	12,928	54,119
*	Mobile Telecommunications Co. Saudi Arabia	328,876	1,176,511
*	Nama Chemicals Co.	6,624	58,659
	Naseej International Trading Co.	1,309	14,851
*	National Agriculture Development Co.	24,751	329,591

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	National Co. for Glass Industries	7,664	$77,640
	National Co. for Learning & Education	2,960	81,161
	National Gas & Industrialization Co.	12,876	229,839
*	National Industrialization Co., Class C	176,520	664,060
*	National Metal Manufacturing & Casting Co.	9,764	52,830
	Nayifat Finance Co.	25,244	108,029
*	Rabigh Refining & Petrochemical Co.	120,781	335,007
*	Raydan Food Co.	2,688	18,575
	Riyad Bank	221,026	1,873,762
	SABIC Agri-Nutrients Co.	57,388	2,205,671
	Sahara International Petrochemical Co.	156,478	1,578,989
	Saudi Airlines Catering Co.	16,632	549,742
*	Saudi Arabian Amiantit Co.	3,845	46,624
*	Saudi Arabian Cooperative Insurance Co.	6,407	20,932
*	Saudi Arabian Mining Co.	199,795	2,365,640
	Saudi Automotive Services Co.	12,855	203,344
	Saudi Awwal Bank	143,403	1,454,659
	Saudi Basic Industries Corp.	97,382	2,225,611
	Saudi Ceramic Co.	22,454	181,885
*	Saudi Co. For Hardware CJSC	4,658	42,239
*	Saudi Ground Services Co.	26,659	224,646
*	Saudi Industrial Development Co.	3,752	12,283
	Saudi Industrial Investment Group	69,356	462,080
	Saudi Industrial Services Co.	26,698	198,384
	Saudi Investment Bank	139,021	663,253
*	Saudi Kayan Petrochemical Co.	193,122	630,952
	Saudi Marketing Co.	13,951	97,615
	Saudi National Bank	429,484	4,413,296
*	Saudi Paper Manufacturing Co.	3,167	27,458
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	16,915	178,598
*	Saudi Printing & Packaging Co., Class C	6,485	31,835
*	Saudi Public Transport Co.	27,268	128,989
*	Saudi Real Estate Co.	50,887	182,298
*	Saudi Reinsurance Co.	22,774	108,922
*	Saudi Research & Media Group	13,712	684,371
*	Saudi Steel Pipe Co.	4,989	34,669
	Saudi Tadawul Group Holding Co.	2,366	126,989
	Saudi Telecom Co.	409,971	4,635,810
*	Saudi Vitrified Clay Pipe Co. Ltd.	2,248	28,128
	Saudia Dairy & Foodstuff Co.	3,698	349,642
	Savola Group	74,621	841,113
*	Seera Group Holding	63,072	483,955
	SHL Finance Co.	22,054	110,981
*	Sinad Holding Co.	33,006	111,343
*	Tabuk Agriculture	6,681	32,441
*	Takween Advanced Industries Co.	8,950	40,851
	Tanmiah Food Co.	2,784	89,007
	Theeb Rent A Car Co.	10,087	228,357
	United Electronics Co.	15,439	335,423
	United International Transportation Co.	20,025	369,017
	United Wire Factories Co.	7,305	50,852
*	Walaa Cooperative Insurance Co.	23,814	117,803
*	Wataniya Insurance Co.	5,961	30,797
	Yanbu National Petrochemical Co.	55,786	681,585
	Zahrat Al Waha For Trading Co., Class C	3,736	37,112
*	Zamil Industrial Investment Co.	11,956	77,016
TOTAL SAUDI ARABIA			57,118,939

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (0.0%)
*††	Tech-Pro, Inc.	1,644,000	$0
SOUTH AFRICA — (3.3%)
	Absa Group Ltd.	176,028	1,865,622
	Adcock Ingram Holdings Ltd.	36,601	113,245
	Advtech Ltd.	271,827	282,611
	AECI Ltd.	70,022	369,440
	Afrimat Ltd.	29,959	96,523
	Alexander Forbes Group Holdings Ltd.	187,471	54,569
	Altron Ltd., Class A	122,825	51,679
	Anglo American Platinum Ltd.	11,080	553,769
	AngloGold Ashanti Ltd., Sponsored ADR	33,328	739,882
	Astral Foods Ltd.	22,266	203,157
*	Aveng Ltd.	62,877	28,172
	AVI Ltd.	139,425	555,403
	Barloworld Ltd.	104,373	489,334
	Bid Corp. Ltd.	56,050	1,326,632
	Bidvest Group Ltd.	86,447	1,340,096
*	Blue Label Telecoms Ltd.	310,079	57,908
*	Brait PLC	400,143	67,163
	Capitec Bank Holdings Ltd.	6,546	656,643
	Cashbuild Ltd.	8,311	75,273
	Caxton & CTP Publishers & Printers Ltd.	26,485	14,687
	City Lodge Hotels Ltd.	170,526	46,507
	Clicks Group Ltd.	62,711	983,485
	Coronation Fund Managers Ltd.	97,396	179,044
	Curro Holdings Ltd.	68,507	33,056
#	DataTec Ltd.	142,889	281,506
Ω	Dis-Chem Pharmacies Ltd.	168,787	242,809
*	Discovery Ltd.	92,607	819,670
#	DRDGOLD Ltd., Sponsored ADR	5,808	65,282
	DRDGOLD Ltd.	70,516	77,508
#*	EOH Holdings Ltd.	60,894	5,184
	Famous Brands Ltd.	27,058	89,816
	FirstRand Ltd.	931,759	3,790,276
#	Foschini Group Ltd.	191,716	1,161,723
	Gold Fields Ltd., Sponsored ADR	226,538	3,504,543
	Grindrod Ltd.	340,259	181,644
	Harmony Gold Mining Co. Ltd.	39,235	169,411
	Harmony Gold Mining Co. Ltd., Sponsored ADR	132,389	567,949
	Hudaco Industries Ltd.	13,408	121,534
	Impala Platinum Holdings Ltd.	267,082	1,929,151
	Investec Ltd.	56,284	351,549
	Italtile Ltd.	167,964	116,736
	JSE Ltd.	27,865	142,845
	KAP Ltd.	1,555,097	234,307
	Kumba Iron Ore Ltd.	15,787	433,054
	Lewis Group Ltd.	26,714	57,601
	Libstar Holdings Ltd.	68,247	14,619
*	Metair Investments Ltd.	107,306	115,014
	MiX Telematics Ltd., Sponsored ADR	8,700	59,160
	Momentum Metropolitan Holdings	876,110	928,324
	Motus Holdings Ltd.	117,687	694,557
	Mpact Ltd.	67,311	99,948
	Mr Price Group Ltd.	86,316	759,953
	MTN Group Ltd.	470,128	3,683,784
	MultiChoice Group	134,936	667,134
	Naspers Ltd., Class N	2,941	577,868
	Nedbank Group Ltd.	118,531	1,557,513
	NEPI Rockcastle NV	105,895	636,851

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Ninety One Ltd.	97,652	$212,798
*	Northam Platinum Holdings Ltd.	82,999	702,140
	Oceana Group Ltd.	44,494	173,863
	Old Mutual Ltd.	1,327,902	967,247
	Omnia Holdings Ltd.	109,317	360,428
Ω	Pepkor Holdings Ltd.	705,980	686,938
	Pick n Pay Stores Ltd.	151,459	326,889
*	PPC Ltd.	710,458	105,311
	PSG Konsult Ltd.	321,330	258,210
	Raubex Group Ltd.	86,543	126,061
	Reunert Ltd.	89,471	301,259
	RFG Holdings Ltd.	55,653	34,234
	Sanlam Ltd.	243,355	897,338
	Santam Ltd.	18,796	311,830
	Sappi Ltd.	410,737	884,636
	Shoprite Holdings Ltd.	92,955	1,342,692
	Sibanye Stillwater Ltd.	534,672	1,016,096
	Sibanye Stillwater Ltd., ADR	131,758	1,018,492
*	Southern Sun Ltd.	109,709	26,957
	SPAR Group Ltd.	92,735	559,465
	Spur Corp. Ltd.	47,027	61,782
	Stadio Holdings Ltd.	92,501	23,588
	Standard Bank Group Ltd.	196,363	2,095,333
	Super Group Ltd.	257,050	493,467
*	Telkom SA SOC Ltd.	198,197	326,320
	Tiger Brands Ltd.	71,661	640,528
	Transaction Capital Ltd.	126,735	47,985
	Truworths International Ltd.	164,068	659,351
	Vodacom Group Ltd.	84,332	556,846
*	Wilson Bayly Holmes-Ovcon Ltd.	22,138	134,160
	Woolworths Holdings Ltd.	267,169	1,193,178
*	Zeda Ltd.	116,255	71,710
TOTAL SOUTH AFRICA			50,939,855
SOUTH KOREA — (13.3%)
*	3S Korea Co. Ltd.	8,243	16,586
	ABco Electronics Co. Ltd.	1,839	24,108
#*	ABLBio, Inc.	11,998	180,197
*	Able C&C Co. Ltd.	6,004	28,055
*	Abpro Bio Co. Ltd.	45,652	14,472
*	Ace Technologies Corp.	7,392	15,906
*	ADTechnology Co. Ltd.	2,141	42,784
	Advanced Nano Products Co. Ltd.	783	101,073
	Advanced Process Systems Corp.	6,270	99,107
	Aekyung Chemical Co. Ltd.	5,023	78,076
	Aekyung Industrial Co. Ltd.	2,595	49,524
*	AeroSpace Technology of Korea, Inc.	11,790	16,111
	AfreecaTV Co. Ltd.	3,056	175,094
*	Agabang&Company	11,629	27,905
	Ahnlab, Inc.	849	41,847
	AJ Networks Co. Ltd.	9,486	31,756
*	Ajin Industrial Co. Ltd.	15,410	79,528
*	AJU Steel Co., Ltd.	1,480	9,915
	AK Holdings, Inc.	2,900	44,928
*	Alteogen, Inc.	1,460	51,112
*	ALUKO Co. Ltd.	23,115	72,715
*	Amicogen, Inc.	2,148	30,282
*	Aminologics Co. Ltd.	10,765	12,262
*	Amo Greentech Co. Ltd.	2,151	26,181

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Amorepacific Corp.	2,619	$231,327
	Amorepacific Group	6,926	148,641
*	Amotech Co. Ltd.	5,426	41,846
*	Anam Electronics Co. Ltd.	28,466	44,895
*	Ananti, Inc.	26,731	140,834
*	Anterogen Co. Ltd.	1,366	15,445
*	Apact Co. Ltd.	9,300	26,115
	Aplus Asset Advisor Co. Ltd.	5,743	18,490
*	APRO Co. Ltd.	1,461	21,558
*	Aprogen, Inc.	35,931	42,180
*	APS, Inc.	5,387	36,054
*	APTC Co. Ltd.	910	12,377
*	Aroot Co. Ltd.	25,816	7,778
	Asia Pacific Satellite, Inc.	1,533	14,604
	Asia Paper Manufacturing Co. Ltd.	2,346	71,428
*	ASTORY Co. Ltd.	1,150	13,595
	Atinum Investment Co. Ltd.	21,634	37,167
	AUK Corp.	11,649	23,850
	Avaco Co. Ltd.	2,325	32,366
*	Avatec Co. Ltd.	1,270	14,251
	Baiksan Co. Ltd.	8,600	53,004
*	Beno Tnr, Inc.	4,734	14,748
	BGF Co. Ltd.	15,592	43,999
	BGF retail Co. Ltd.	2,051	269,105
	BGFecomaterials Co. Ltd.	4,024	16,928
	BH Co. Ltd.	10,119	190,321
*	BHI Co. Ltd.	3,910	22,823
*	Binex Co. Ltd.	7,481	58,869
	Binggrae Co. Ltd.	3,085	111,468
*	Biodyne Co. Ltd.	176	6,932
#*	Bioneer Corp.	2,941	107,290
	BIT Computer Co. Ltd.	4,460	20,649
	Bixolon Co. Ltd.	3,947	17,971
*	BNC Korea Co. Ltd.	18,937	52,463
	BNK Financial Group, Inc.	89,574	475,060
	Boditech Med, Inc.	7,161	81,530
	BoKwang Industry Co. Ltd.	5,306	24,202
	Bookook Securities Co. Ltd.	1,360	23,363
*	Bosung Power Technology Co. Ltd.	12,111	32,155
	Brand X Co. Ltd.	5,593	22,742
*	Bubang Co. Ltd.	17,089	29,731
*	Bucket Studio Co. Ltd.	16,344	14,784
*	Bukwang Pharmaceutical Co. Ltd.	8,479	44,402
*	BusinessOn Communication Co. Ltd.	1,802	14,730
	BYC Co. Ltd.	139	45,608
	Byucksan Corp.	18,730	34,278
*	Cafe24 Corp.	2,651	26,381
*	CammSys Corp.	33,312	38,852
	Camus Engineering & Construction, Inc.	20,344	26,156
	Cape Industries Ltd.	7,657	30,240
	Caregen Co. Ltd.	599	102,723
	Celltrion Healthcare Co. Ltd.	2,580	133,287
*	Celltrion Pharm, Inc.	2,628	182,983
	Cheil Worldwide, Inc.	26,065	370,950
	Chemtronics Co. Ltd.	3,793	72,468
*	Chemtros Co. Ltd.	3,277	20,514
	Cheryong Electric Co. Ltd.	4,562	74,981
*	ChinHung International, Inc.	46,523	43,190
	Chinyang Holdings Corp.	9,810	24,939

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Chips&Media, Inc.	1,750	$54,466
*	Choil Aluminum Co. Ltd.	15,142	40,457
	Chong Kun Dang Pharmaceutical Corp.	2,670	161,529
	Choong Ang Vaccine Laboratory	2,468	21,917
*	Chorokbaem Media Co. Ltd.	6,960	29,484
	Chosun Refractories Co. Ltd.	1,959	59,941
	Chunbo Co. Ltd.	277	41,413
*	CJ CGV Co. Ltd.	11,616	84,772
	CJ CheilJedang Corp.	3,674	806,517
	CJ Corp.	6,789	345,136
*	CJ ENM Co. Ltd.	6,100	307,811
	CJ Freshway Corp.	4,127	80,791
	CJ Logistics Corp.	4,617	260,841
*	CJ Seafood Corp.	4,489	10,878
*	CKD Bio Corp.	1,229	21,035
	Classys, Inc.	5,466	131,345
	CLIO Cosmetics Co. Ltd.	1,429	20,466
	CNTUS Co. Ltd.	6,446	17,749
*	CoAsia Corp.	4,262	32,148
*	Com2uS Holdings Corp.	1,402	35,845
#	Com2uSCorp	3,864	165,222
*	Comtec Systems Co. Ltd.	54,597	34,062
*	ContentreeJoongAng Corp.	983	12,589
*	Coreana Cosmetics Co. Ltd.	6,531	12,860
*	COSMAX NBT, Inc.	2,176	9,166
*	Cosmax, Inc.	3,623	291,428
*	Cosmecca Korea Co. Ltd.	2,209	48,994
*	CosmoAM&T Co. Ltd.	3,392	483,669
#*	Cosmochemical Co. Ltd.	4,375	190,700
	Coway Co. Ltd.	21,620	694,785
	Cowell Fashion Co. Ltd.	3,477	12,004
	Cowintech Co. Ltd.	1,112	32,889
	CR Holdings Co. Ltd.	4,651	52,082
	Creas F&C Co. Ltd.	2,537	34,353
*	Creative & Innovative System	6,808	66,526
	Creverse, Inc.	2,158	26,877
*	CrystalGenomics, Inc.	9,498	27,293
*	CS Bearing Co. Ltd.	3,290	32,256
	CS Wind Corp.	1,528	88,910
*	CTC BIO, Inc.	5,345	38,724
	Cuckoo Holdings Co. Ltd.	3,956	47,107
	Cuckoo Homesys Co. Ltd.	5,138	86,847
	Cymechs, Inc.	2,466	28,470
	D.I Corp.	5,094	31,291
	Dae Hwa Pharmaceutical Co. Ltd.	3,569	21,981
	Dae Won Kang Up Co. Ltd.	18,032	109,311
*	Dae Young Packaging Co. Ltd.	25,788	24,583
*††	Dae Yu Co. Ltd.	6,267	8,481
*	Daea TI Co. Ltd.	15,655	39,221
*	Daebo Magnetic Co. Ltd.	1,160	44,132
	Daebongls Co. Ltd.	3,295	36,421
*	Daechang Co. Ltd.	33,874	36,298
	Daechang Forging Co. Ltd.	4,411	26,723
	Daedong Corp.	11,227	94,977
	Daeduck Co. Ltd.	7,344	40,052
	Daeduck Electronics Co. Ltd.	12,070	343,364
	Daehan Flour Mill Co. Ltd.	512	51,593
	Daehan Steel Co. Ltd.	6,724	66,874
*	Dae-Il Corp.	10,593	48,391

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daejoo Electronic Materials Co. Ltd.	1,056	$83,470
#	Daesang Corp.	12,237	163,229
	Daesang Holdings Co. Ltd.	6,972	37,216
	Daesung Energy Co. Ltd.	2,270	12,835
	Daesung Holdings Co. Ltd.	2,212	23,866
*	Daesung Industrial Co. Ltd.	9,382	29,050
*	Daesung Private Equity, Inc.	2,638	3,297
*	Daewon Cable Co. Ltd.	13,750	11,961
	Daewon Media Co. Ltd.	4,416	47,114
	Daewon Pharmaceutical Co. Ltd.	7,986	96,032
	Daewon San Up Co. Ltd.	6,131	28,585
*	Daewoo Engineering & Construction Co. Ltd.	78,322	277,836
	Daewoong Co. Ltd.	10,639	108,446
	Daewoong Pharmaceutical Co. Ltd.	1,505	120,350
	Daihan Pharmaceutical Co. Ltd.	2,228	46,778
	Daishin Securities Co. Ltd.	13,697	144,824
*	Danal Co. Ltd.	31,311	90,626
	Daol Investment & Securities Co. Ltd.	15,603	41,623
	Daou Data Corp.	6,873	70,657
	Daou Technology, Inc.	15,505	214,010
*	Dasan Networks, Inc.	20,945	79,514
*	Dawonsys Co. Ltd.	5,106	56,239
*	Dayou Plus Co. Ltd.	20,668	14,926
	DB Financial Investment Co. Ltd.	18,822	58,991
	DB HiTek Co. Ltd.	14,763	684,040
	DB Insurance Co. Ltd.	18,463	1,091,724
*	DB, Inc.	26,231	41,909
*	Dentis Co. Ltd.	1,928	18,673
	Dentium Co. Ltd.	2,353	265,362
	Deutsch Motors, Inc.	11,957	46,857
	Device ENG Co. Ltd.	2,741	32,090
*	Devsisters Co. Ltd.	1,125	33,225
*	Dexter Studios Co. Ltd.	2,991	21,207
	DGB Financial Group, Inc.	91,952	527,323
*	DGP Co. Ltd.	2,136	6,745
*	DHAutoware Co. Ltd.	4,204	8,762
	DI Dong Il Corp.	6,962	122,562
	Digital Daesung Co. Ltd.	10,620	49,108
*	DIO Corp.	1,340	34,091
	Display Tech Co. Ltd.	4,122	22,040
*	DK Tech Co. Ltd.	3,070	23,639
	DL Construction Co. Ltd.	4,967	47,798
	DL E&C Co. Ltd.	13,214	317,274
	DL Holdings Co. Ltd.	5,712	175,829
	DMS Co. Ltd.	10,092	43,338
	DN Automotive Corp.	1,423	103,018
	DNF Co. Ltd.	1,645	33,087
	Dohwa Engineering Co. Ltd.	5,055	33,130
	Dong Ah Tire & Rubber Co. Ltd.	2,864	25,441
	Dong-A Hwasung Co. Ltd.	4,478	29,483
	Dong-A ST Co. Ltd.	2,633	108,659
*	Dongbang Transport Logistics Co. Ltd.	28,165	44,122
	Dongbu Corp.	4,773	23,569
	Dongil Industries Co. Ltd.	233	10,346
	Dongjin Semichem Co. Ltd.	9,025	300,114
	Dongkoo Bio & Pharma Co. Ltd.	3,136	12,943
	DongKook Pharmaceutical Co. Ltd.	9,657	103,434
*	Dongkuk CM Co. Ltd.	12,521	98,920
	Dongkuk Holdings Co. Ltd.	6,669	78,522

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongkuk Industries Co. Ltd.	10,401	$53,922
*	Dongkuk Steel Mill Co. Ltd.	20,775	210,580
*	Dongkuk Structures & Construction Co. Ltd.	11,743	32,410
	Dongsuh Cos., Inc.	3,887	55,182
	Dongsung Chemical Co. Ltd.	15,065	56,409
	Dongsung Finetec Co. Ltd.	4,612	53,453
*	Dongsung Pharmaceutical Co. Ltd.	2,759	12,459
*	Dongwha Enterprise Co. Ltd.	950	30,365
	Dongwha Pharm Co. Ltd.	10,329	80,733
	Dongwon Development Co. Ltd.	20,377	53,274
	Dongwon F&B Co. Ltd.	4,485	92,301
	Dongwon Industries Co. Ltd.	4,091	126,738
	Dongwon Systems Corp.	1,184	39,117
	Dongyang E&P, Inc.	2,221	38,415
*	Dongyang Steel Pipe Co. Ltd.	37,160	27,187
*	Doosan Bobcat, Inc.	19,547	896,650
	Doosan Co. Ltd.	2,646	221,128
*	Doosan Enerbility Co. Ltd.	51,346	704,775
*	Doosan Fuel Cell Co. Ltd.	2,956	63,081
#	Doosan Tesna, Inc.	4,233	163,405
	DoubleUGames Co. Ltd.	4,965	156,164
	Douzone Bizon Co. Ltd.	5,152	110,830
*	Dream Security Co. Ltd.	11,309	27,811
	Dreamtech Co. Ltd.	10,806	114,804
*	DRTECH Corp.	15,498	33,723
*	DSC Investment, Inc.	4,299	10,888
*	DSK Co. Ltd.	6,678	25,924
*	Duck Yang Industry Co. Ltd.	6,536	36,440
	Duckshin Housing Co. Ltd.	11,098	19,949
*	Duk San Neolux Co. Ltd.	2,327	73,534
*	Duksan Hi-Metal Co. Ltd.	6,331	45,178
*	Duksan Techopia Co. Ltd.	1,125	14,227
	DY Corp.	8,382	39,367
	DY POWER Corp.	3,899	47,226
*	E Investment&Development Co. Ltd.	34,114	37,255
*	E& Corp. Co. Ltd.	11,205	32,271
	E1 Corp.	1,203	51,925
	Eagon Industrial Ltd.	2,383	13,245
	Easy Bio, Inc.	7,041	19,994
	Easy Holdings Co. Ltd.	26,721	60,161
	Echo Marketing, Inc.	5,078	40,645
*	Eco&Dream Co. Ltd.	1,006	29,011
*	ECOCAB Co. Ltd.	4,313	13,598
	Ecoplastic Corp.	9,600	46,247
#	Ecopro BM Co. Ltd.	6,811	2,240,336
#	Ecopro Co. Ltd.	3,025	2,865,008
#	Ecopro HN Co. Ltd.	3,856	275,135
	e-Credible Co. Ltd.	1,402	15,619
*	EG Corp.	493	6,771
*	Ehwa Technologies Information Co. Ltd.	40,504	28,567
	Elentec Co. Ltd.	8,213	90,056
	E-MART, Inc.	4,820	286,103
*	EMKOREA Co. Ltd.	8,717	17,910
#	EM-Tech Co. Ltd.	2,920	85,913
	ENF Technology Co. Ltd.	6,285	119,194
*	Enzychem Lifesciences Corp.	26,948	31,752
#	Eo Technics Co. Ltd.	2,004	251,727
	Estechpharma Co. Ltd.	4,779	24,477
*	ESTsoft Corp.	1,284	13,876

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	E-TRON Co. Ltd.	112,634	$23,947
*	Eubiologics Co. Ltd.	3,259	17,907
	Eugene Corp.	25,711	67,424
	Eugene Investment & Securities Co. Ltd.	27,685	95,921
	Eugene Technology Co. Ltd.	3,019	86,849
	Eusu Holdings Co. Ltd.	6,956	30,679
*	Eutilex Co. Ltd.	5,716	16,365
*	EV Advanced Material Co. Ltd.	7,437	32,429
*	Ewon Comfortech Co. Ltd.	2,152	7,075
*	Exem Co. Ltd.	9,063	28,057
	Exicon Co. Ltd.	1,739	21,250
*	Eyegene, Inc.	3,308	9,028
	F&F Co. Ltd.	4,572	371,193
	F&F Holdings Co. Ltd.	2,869	38,611
	FarmStory Co. Ltd.	19,242	29,979
	Fasoo Co. Ltd.	1,847	10,610
	Fila Holdings Corp.	8,595	267,354
*	Fine M-Tec Co. Ltd.	5,699	35,201
	Fine Semitech Corp.	1,506	32,757
*	Finetek Co. Ltd.	17,074	13,926
*	Flask Co. Ltd.	13,763	10,958
#	Foosung Co. Ltd.	12,810	136,165
*	FSN Co. Ltd.	3,829	9,080
	Fursys, Inc.	1,797	42,569
*	FutureChem Co. Ltd.	1,993	15,468
	Gabia, Inc.	4,174	39,528
*	GAEASOFT	6,369	40,300
	Galaxia Moneytree Co. Ltd.	2,236	8,965
*	GAMSUNG Corp. Co. Ltd.	22,439	71,903
	Gaon Cable Co. Ltd.	2,294	40,854
	GC Cell Corp.	3,129	92,241
*	GemVax & Kael Co. Ltd.	4,742	48,537
	Gemvaxlink Co. Ltd.	33,421	27,628
*	Genexine, Inc.	11,849	90,272
*	Genie Music Corp.	5,141	14,316
*	Genomictree, Inc.	1,846	22,947
	Genoray Co. Ltd.	4,726	25,472
	Geumhwa PSC Co. Ltd.	1,944	45,849
*	Gigalane Co. Ltd.	11,619	13,562
	Global Standard Technology Co. Ltd.	2,811	62,964
#	Golfzon Co. Ltd.	1,742	132,020
	Golfzon Newdin Holdings Co. Ltd.	9,235	31,865
*††	Good People Co. Ltd.	4,247	1,249
	Gradiant Corp.	5,742	67,053
	Green Chemical Co. Ltd.	4,092	26,820
	Green Cross Corp.	2,341	204,157
	Green Cross Holdings Corp.	10,819	116,323
	Green Cross Wellbeing Corp.	2,484	13,492
	GS Engineering & Construction Corp.	25,711	294,961
	GS Holdings Corp.	19,715	582,567
	GS Retail Co. Ltd.	15,768	262,683
	Gwangju Shinsegae Co. Ltd.	1,600	40,790
	Hae In Corp.	3,104	13,290
	HAESUNG DS Co. Ltd.	4,727	285,576
	Haesung Industrial Co. Ltd.	5,028	34,047
	Han Kuk Carbon Co. Ltd.	8,268	93,364
	Hana Financial Group, Inc.	71,408	2,200,463
	Hana Materials, Inc.	2,798	105,735
	Hana Micron, Inc.	16,647	280,214

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hana Pharm Co. Ltd.	2,648	$28,746
	Hana Technology Co. Ltd.	461	42,996
*	Hanall Biopharma Co. Ltd.	6,016	113,049
	HanChang Paper Co. Ltd.	20,641	17,874
*	Hancom WITH, Inc.	5,353	14,184
#*	Hancom, Inc.	4,544	47,065
	Handok, Inc.	4,481	46,283
	Handsome Co. Ltd.	7,877	128,052
*	Hanil Feed Co. Ltd.	5,197	23,441
	Hanil Iron & Steel Co. Ltd.	6,765	16,162
	Hanjin Kal Corp.	3,098	102,838
	Hanjin Transportation Co. Ltd.	4,408	68,670
	Hankook Shell Oil Co. Ltd.	303	52,312
	Hankook Tire & Technology Co. Ltd.	23,662	717,699
	Hankuk Steel Wire Co. Ltd.	5,428	16,267
	Hanmi Semiconductor Co. Ltd.	12,063	459,042
	HanmiGlobal Co. Ltd.	2,624	54,617
	Hannong Chemicals, Inc.	1,548	21,578
	Hanon Systems	56,898	380,581
	Hansae Co. Ltd.	10,132	142,571
	Hansae Yes24 Holdings Co. Ltd.	6,281	21,762
	Hanshin Machinery Co.	6,523	24,920
	Hansol Chemical Co. Ltd.	2,270	348,901
	Hansol Holdings Co. Ltd.	19,120	43,816
*	Hansol HomeDeco Co. Ltd.	30,820	24,008
*	Hansol IONES Co. Ltd.	6,315	44,394
	Hansol Logistics Co. Ltd.	13,484	26,473
	Hansol Paper Co. Ltd.	9,682	80,382
	Hansol Technics Co. Ltd.	14,047	76,357
	Hanssem Co. Ltd.	1,951	70,963
*	Hanwha Galleria Corp.	30,551	31,575
*	Hanwha General Insurance Co. Ltd.	21,441	63,616
*	Hanwha Investment & Securities Co. Ltd.	55,055	107,160
*	Hanwha Life Insurance Co. Ltd.	122,230	226,727
#*	Hanwha Ocean Co. Ltd.	2,064	75,802
*	Hanwha Solutions Corp.	15,485	459,583
*	Hanyang Digitech Co. Ltd.	2,583	28,114
	Hanyang Eng Co. Ltd.	5,655	73,846
	Hanyang Securities Co. Ltd.	5,181	35,863
	Harim Co. Ltd.	26,787	58,512
	Harim Holdings Co. Ltd.	25,455	149,361
	HB SOLUTION Co. Ltd.	7,113	29,748
	HB Technology Co. Ltd.	22,960	45,740
	HD Hyundai Co. Ltd.	17,111	826,310
	HD Hyundai Construction Equipment Co. Ltd.	6,049	387,872
	HD Hyundai Electric Co. Ltd.	3,971	231,456
	HD Hyundai Energy Solutions Co. Ltd.	4,210	113,823
	HD Hyundai Infracore Co. Ltd.	49,404	477,835
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	6,653	643,991
	HDC Holdings Co. Ltd.	17,474	80,145
	HDC Hyundai Development Co. Engineering & Construction, Class E	19,170	155,913
	HDCLabs Co. Ltd.	2,261	13,430
	Hecto Financial Co. Ltd.	1,538	19,933
	Hecto Innovation Co. Ltd.	1,972	20,411
	Heerim Architects & Planners	6,183	35,324
*	Helixmith Co. Ltd.	10,617	48,751
#*	HFR, Inc.	4,463	72,328
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	12,765	30,501
*	HJ Shipbuilding & Construction Co. Ltd.	6,769	21,732

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	HL D&I Halla Corp.	12,823	$24,161
	HL Holdings Corp.	3,298	97,090
	HL Mando Co. Ltd.	13,452	487,174
*	HLB Biostep Co. Ltd.	7,726	19,732
*	HLB Life Science Co. Ltd.	15,756	112,339
*	HLB Therapeutics Co. Ltd.	8,610	25,313
*	HLB, Inc.	6,365	164,139
#	HMM Co. Ltd.	98,777	1,355,813
	Home Center Holdings Co. Ltd.	40,607	37,925
*	Homecast Co. Ltd.	4,261	16,408
	Hotel Shilla Co. Ltd.	8,311	490,978
	HS Industries Co. Ltd.	19,339	52,007
*	HSD Engine Co. Ltd.	5,779	54,081
*	Hugel, Inc.	2,216	187,484
#*	Humasis Co. Ltd.	41,254	76,214
*	Humax Co. Ltd.	14,260	39,383
	Humedix Co. Ltd.	1,789	50,426
*	Huons Co. Ltd.	3,135	79,579
	Huons Global Co. Ltd.	2,929	45,974
	Husteel Co. Ltd.	17,299	84,589
*	Huvis Corp.	8,020	25,242
	Huvitz Co. Ltd.	2,497	45,533
	Hwa Shin Co. Ltd.	10,954	156,139
*	Hwail Pharm Co. Ltd.	23,628	37,203
	Hwangkum Steel & Technology Co. Ltd.	4,431	29,052
	Hwaseung Enterprise Co. Ltd.	11,551	77,440
*	HYBE Co. Ltd.	472	97,202
	Hy-Lok Corp.	4,195	90,717
	Hyosung Advanced Materials Corp., Class C	698	259,993
	Hyosung Corp.	3,366	159,105
*	Hyosung Heavy Industries Corp.	2,242	306,849
	Hyosung TNC Corp.	410	109,098
*	Hyulim ROBOT Co. Ltd.	15,388	19,452
	Hyundai Autoever Corp.	1,055	126,665
	Hyundai Bioland Co. Ltd.	2,761	22,408
	Hyundai BNG Steel Co. Ltd.	4,900	54,367
	Hyundai Corp.	4,150	86,295
	Hyundai Department Store Co. Ltd.	6,514	283,119
	Hyundai Elevator Co. Ltd.	7,760	254,342
	Hyundai Engineering & Construction Co. Ltd.	18,938	555,818
	HYUNDAI EVERDIGM Corp.	3,095	17,316
	Hyundai Ezwel Co. Ltd.	4,703	24,655
	Hyundai Futurenet Co. Ltd.	21,018	44,065
	Hyundai GF Holdings	14,372	36,065
	Hyundai Green Food	1,159	10,530
	Hyundai Home Shopping Network Corp.	2,566	85,474
*	Hyundai Livart Furniture Co. Ltd.	6,686	37,673
	Hyundai Marine & Fire Insurance Co. Ltd.	25,314	568,345
*	Hyundai Mipo Dockyard Co. Ltd.	2,568	188,189
	Hyundai Mobis Co. Ltd.	6,423	1,173,587
	Hyundai Motor Co.	26,064	4,007,429
	Hyundai Motor Securities Co. Ltd.	9,906	63,897
	Hyundai Steel Co.	29,755	843,523
	Hyundai Wia Corp.	5,952	294,889
	HyVision System, Inc.	1,838	30,139
	i3system, Inc.	1,104	30,988
*	iA, Inc.	82,596	35,053
	ICD Co. Ltd.	2,981	22,543
*	Icure Pharm, Inc.	7,701	14,835

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	IDIS Holdings Co. Ltd.	2,685	$25,278
	Iljin Diamond Co. Ltd.	2,208	29,494
	Iljin Electric Co. Ltd.	9,122	72,173
	Iljin Holdings Co. Ltd.	11,120	37,073
	Iljin Power Co. Ltd.	4,220	41,302
	Ilshin Spinning Co. Ltd.	6,900	52,629
	Ilsung Pharmaceuticals Co. Ltd.	2,455	46,577
	Ilyang Pharmaceutical Co. Ltd.	4,099	51,744
	iMarketKorea, Inc.	8,309	58,669
	InBody Co. Ltd.	3,960	87,174
	Incross Co. Ltd.	1,911	18,372
	Industrial Bank of Korea	77,695	633,415
	INFAC Corp.	1,777	20,756
*	Infinitt Healthcare Co. Ltd.	3,095	13,359
	InfoBank Corp.	1,192	10,637
*	Inhwa Precision Co. Ltd.	2,075	19,234
	Innocean Worldwide, Inc.	4,363	135,920
	InnoWireless Co. Ltd.	2,108	37,099
	Innox Advanced Materials Co. Ltd.	7,249	255,784
*	Innox Corp.	852	24,136
*	Inscobee, Inc.	19,359	18,547
#*	Insun ENT Co. Ltd.	10,316	68,547
*	Insung Information Co. Ltd.	7,278	18,285
	Intekplus Co. Ltd.	1,410	49,574
#	Intellian Technologies, Inc.	1,113	67,875
	Intelligent Digital Integrated Security Co. Ltd.	1,743	25,037
*	Interflex Co. Ltd.	3,590	30,615
	Interojo Co. Ltd.	2,350	63,576
#	INTOPS Co. Ltd.	6,004	141,810
*	iNtRON Biotechnology, Inc.	4,530	20,726
	Inzi Controls Co. Ltd.	5,722	36,849
*	IS Dongseo Co. Ltd.	9,358	248,792
	ISC Co. Ltd.	3,475	280,757
	i-SENS, Inc.	3,436	87,810
*	ISU Abxis Co. Ltd.	3,988	20,500
	ISU Chemical Co. Ltd.	3,793	68,964
	ISU Specialty Chemical	931	207,742
	IsuPetasys Co. Ltd.	11,986	361,788
*	ITCEN Co. Ltd.	3,817	11,468
*	ITEK, Inc.	3,626	29,605
*	ITM Semiconductor Co. Ltd.	1,624	28,025
	It's Hanbul Co. Ltd.	1,615	15,921
*	Jahwa Electronics Co. Ltd.	2,116	48,028
	JASTECH Ltd.	6,512	45,394
	JB Financial Group Co. Ltd.	46,009	308,709
	JC Chemical Co. Ltd.	9,362	60,098
*	Jeisys Medical, Inc.	16,079	141,035
*	Jeju Air Co. Ltd.	11,759	120,482
*	Jeju Semiconductor Corp.	18,918	67,219
*	Jin Air Co. Ltd.	6,560	76,398
	Jinsung T.E.C.	7,093	84,101
	JLS Co. Ltd.	3,636	20,290
	JNK Heaters Co. Ltd.	5,529	26,694
*	JNTC Co. Ltd.	3,202	23,928
*††	Jokwang ILI Co. Ltd.	21,810	9,394
*	JoyCity Corp.	8,305	21,840
	JS Corp.	2,499	26,092
#	Jusung Engineering Co. Ltd.	15,413	336,224
	JVM Co. Ltd.	850	22,176

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	JW Life Science Corp.	3,290	$35,877
	JYP Entertainment Corp.	7,401	792,372
	Kakao Corp.	7,706	310,220
*	Kakao Games Corp.	3,870	95,770
	KakaoBank Corp.	8,596	175,348
*††	Kanglim Co. Ltd.	24,778	15,065
	Kangnam Jevisco Co. Ltd.	1,835	31,561
*	Kangstem Biotech Co. Ltd.	9,275	20,603
	KAON Group Co. Ltd.	7,078	32,021
*	KB Financial Group, Inc.	46,756	1,872,663
	KB Financial Group, Inc., ADR	33,276	1,336,697
	KC Co. Ltd.	3,423	50,406
	KC Tech Co. Ltd.	3,975	73,325
	KCC Corp.	1,098	182,686
	KCC Glass Corp.	5,228	177,261
	KCTC	13,067	41,051
	KEC Corp.	48,858	70,319
*	Kencoa Aerospace Co.	809	8,488
	KEPCO Engineering & Construction Co., Inc.	806	47,819
	KEPCO Plant Service & Engineering Co. Ltd.	6,121	162,346
	Keyang Electric Machinery Co. Ltd.	4,700	8,008
*	KEYEAST Co. Ltd.	3,383	19,785
	KG Chemical Corp.	5,062	182,118
#	KG Dongbusteel	14,808	99,442
	KG Eco Technology Service Co. Ltd.	10,244	94,833
*††	KG Mobility Co.	8,401	50,477
#	Kginicis Co. Ltd.	7,291	63,034
	KGMobilians Co. Ltd.	9,604	44,604
	KH Vatec Co. Ltd.	3,200	47,124
	Kia Corp.	77,376	5,021,649
*	Kib Plug Energy	46,690	38,050
	KidariStudio, Inc.	8,599	39,315
	KINX, Inc.	1,034	53,695
	KISCO Corp.	7,715	37,109
	KISCO Holdings Co. Ltd.	3,689	50,774
	KISWIRE Ltd.	5,001	81,602
	KIWOOM Securities Co. Ltd.	6,044	460,830
*	KMW Co. Ltd.	3,898	36,179
*	KNJ Co. Ltd.	1,163	20,718
*	KNW Co. Ltd.	2,626	22,869
	KoBioLabs, Inc.	2,360	17,217
	Koentec Co. Ltd.	6,645	36,794
	Koh Young Technology, Inc.	11,321	122,838
	Kolmar BNH Co. Ltd.	4,947	66,415
	Kolmar Korea Holdings Co. Ltd.	4,219	44,824
	Kolon Corp.	2,736	38,733
	Kolon Global Corp.	2,282	22,663
	Kolon Industries, Inc.	9,355	379,545
*	Kolon Mobility Group Corp.	7,567	22,348
	Kolon Plastic, Inc.	3,586	23,808
	KoMiCo Ltd.	2,410	115,044
*	KONA I Co. Ltd.	3,514	42,979
	Korea Alcohol Industrial Co. Ltd.	5,591	56,229
	Korea Arlico Pharm Co. Ltd.	2,061	9,171
	Korea Asset In Trust Co. Ltd.	27,658	63,473
	Korea Cast Iron Pipe Industries Co. Ltd.	7,209	38,880
*	Korea Circuit Co. Ltd.	7,616	109,281
*	Korea District Heating Corp.	664	13,179
	Korea Electric Terminal Co. Ltd.	3,099	140,600

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Electronic Certification Authority, Inc.	4,271	$14,712
	Korea Electronic Power Industrial Development Co. Ltd.	4,827	28,889
	Korea Export Packaging Industrial Co. Ltd.	8,450	19,067
*	Korea Gas Corp.	6,890	134,087
*	Korea Information & Communications Co. Ltd.	2,352	15,573
	Korea Information Certificate Authority, Inc.	2,713	10,051
	Korea Investment Holdings Co. Ltd.	9,969	382,002
*	Korea Line Corp.	87,607	128,931
	Korea Movenex Co. Ltd.	14,544	66,310
	Korea Parts & Fasteners Co. Ltd.	12,229	49,172
	Korea Petrochemical Ind Co. Ltd.	1,862	195,831
	Korea Petroleum Industries Co.	3,884	29,948
	Korea Ratings Corp.	564	32,475
	Korea Real Estate Investment & Trust Co. Ltd.	73,914	72,509
	Korea Zinc Co. Ltd.	827	320,365
	Korean Air Lines Co. Ltd.	60,671	1,171,085
	Korean Reinsurance Co.	45,961	249,339
	Kortek Corp.	6,709	42,226
*	KOSES Co. Ltd.	874	8,721
*	KPM Tech Co. Ltd.	68,126	21,478
*	KPS Corp.	1,718	13,560
	KPX Chemical Co. Ltd.	1,121	38,835
*	Krafton, Inc.	2,168	292,243
	KSIGN Co. Ltd.	12,339	14,247
	KSS LINE Ltd.	8,802	58,423
*	KT Alpha Co. Ltd.	5,760	26,015
#	KT Corp., Sponsored ADR	12,498	146,602
	KT Skylife Co. Ltd.	14,816	70,691
	KT Submarine Co. Ltd.	2,435	25,203
	KTCS Corp.	9,824	24,471
	Ktis Corp.	11,445	26,498
	Kukdo Chemical Co. Ltd.	703	28,247
	Kukdong Oil & Chemicals Co. Ltd.	10,859	34,302
*	Kukje Pharma Co. Ltd.	4,143	12,852
#*	Kum Yang Co. Ltd.	2,432	304,350
*	Kumho HT, Inc.	61,887	40,919
	Kumho Petrochemical Co. Ltd.	7,490	705,324
*	Kumho Tire Co., Inc.	47,182	167,649
	KUMHOE&C Co. Ltd.	12,152	52,352
	Kumkang Kind Co. Ltd.	8,100	39,713
	Kwang Myung Electric Co. Ltd.	9,862	19,901
*	KX Hitech Co. Ltd.	19,773	20,039
	KX Innovation Co. Ltd.	3,585	12,250
	Kyeryong Construction Industrial Co. Ltd.	4,158	50,129
	Kyobo Securities Co. Ltd.	9,892	39,750
	Kyung Dong Navien Co. Ltd.	3,389	154,229
	Kyungbang Co. Ltd.	5,365	40,506
*	Kyungchang Industrial Co. Ltd.	11,095	27,231
	KyungDong Invest Co. Ltd.	280	18,284
	Kyung-In Synthetic Corp.	15,465	50,763
	L&C Bio Co. Ltd.	3,193	94,990
	L&F Co. Ltd.	3,943	796,903
*	LabGenomics Co. Ltd.	3,421	23,926
#*	Lake Materials Co. Ltd.	15,024	238,040
	LaonPeople, Inc.	2,880	17,511
*	LB Semicon, Inc.	11,748	75,978
	LEADCORP, Inc.	6,842	31,649
	Lee Ku Industrial Co. Ltd.	6,154	24,545
	LEENO Industrial, Inc.	3,138	415,106

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LF Corp.	9,746	$106,186
	LG Chem Ltd.	3,928	1,998,196
	LG Corp.	14,146	926,058
#*	LG Display Co. Ltd., ADR	134,277	713,011
	LG Electronics, Inc.	38,603	3,285,940
	LG H&H Co. Ltd.	1,125	377,463
	LG HelloVision Co. Ltd.	22,501	70,470
	LG Innotek Co. Ltd.	3,947	818,429
	LG Uplus Corp.	102,489	804,431
	LOT Vacuum Co. Ltd.	4,434	85,182
	Lotte Chemical Corp.	3,774	445,938
	Lotte Corp.	7,538	150,495
*	Lotte Data Communication Co.	1,600	33,026
	Lotte Energy Materials Corp.	1,725	74,213
	LOTTE Fine Chemical Co. Ltd.	7,390	375,698
*	Lotte Non-Life Insurance Co. Ltd.	32,778	41,898
	Lotte Rental Co. Ltd.	1,483	30,369
	Lotte Shopping Co. Ltd.	2,790	153,218
	Lotte Wellfood Co. Ltd.	1,356	100,992
	LS Cable & System Asia Ltd.	3,866	24,589
	LS Corp.	5,173	490,577
	LS Electric Co. Ltd.	4,547	376,876
*	LVMC Holdings	48,539	105,483
	LX Hausys Ltd.	4,303	187,812
	LX Semicon Co. Ltd.	3,356	269,536
	M.I.Tech Co. Ltd.	2,615	21,437
*	M2N Co. Ltd.	8,482	25,057
	Macquarie Korea Infrastructure Fund	75,280	716,388
	Maeil Dairies Co. Ltd.	2,167	69,356
	MAKUS, Inc.	5,043	51,673
	Manho Rope & Wire Ltd.	810	23,735
	Mcnex Co. Ltd.	5,122	109,411
*	MDS Tech, Inc.	12,968	20,655
*	ME2ON Co. Ltd.	11,945	28,504
	Mecaro Co. Ltd.	1,683	16,328
	Mediana Co. Ltd.	2,287	11,280
*	Medipost Co. Ltd.	1,992	13,993
	Medy-Tox, Inc.	637	108,583
	Meerecompany, Inc.	913	34,708
	MegaStudy Co. Ltd.	3,816	30,793
	MegaStudyEdu Co. Ltd.	3,460	133,356
	Meritz Financial Group, Inc.	40,077	1,547,405
*	Mgame Corp.	5,065	27,985
	Mi Chang Oil Industrial Co. Ltd.	382	19,754
*	MiCo Ltd.	11,862	112,613
*	Mirae Asset Life Insurance Co. Ltd.	21,538	62,649
	Mirae Asset Securities Co. Ltd.	62,214	338,208
*	Mirae Asset Venture Investment Co. Ltd.	12,030	46,408
	Mirae Corp.	1,124	26,453
	Miwon Chemicals Co. Ltd.	571	30,150
	Miwon Commercial Co. Ltd.	508	67,166
	Miwon Holdings Co. Ltd.	324	24,272
	Miwon Specialty Chemical Co. Ltd.	519	57,876
	MK Electron Co. Ltd.	8,599	103,608
#	MNTech Co. Ltd.	3,027	59,252
	Mobase Electronics Co. Ltd.	28,560	56,071
*	Mobile Appliance, Inc.	4,796	9,826
	Moonbae Steel Co. Ltd.	3,170	8,287
	Moorim P&P Co. Ltd.	14,195	38,168

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Moorim Paper Co. Ltd.	14,496	$27,262
	Motonic Corp.	4,135	28,841
	Motrex Co. Ltd.	4,887	70,677
*	mPlus Corp.	1,540	16,690
	MS Autotech Co. Ltd.	6,409	25,804
	Multicampus Co. Ltd.	1,558	38,829
*	Myoung Shin Industrial Co. Ltd.	11,471	183,257
	Namhae Chemical Corp.	10,948	68,410
*	Namsun Aluminum Co. Ltd.	27,940	53,001
*	Namuga Co. Ltd.	2,390	28,135
	Namyang Dairy Products Co. Ltd.	175	58,659
*	NanoenTek, Inc.	3,851	13,307
	Nasmedia Co. Ltd.	1,721	25,679
*	Nature & Environment Co. Ltd.	22,791	22,131
	Nature Holdings Co. Ltd.	4,671	75,287
	NAVER Corp.	4,151	739,573
	NCSoft Corp.	2,407	522,189
	NeoPharm Co. Ltd.	2,082	38,718
*	Neowiz	1,902	51,537
*	Neowiz Holdings Corp.	1,665	32,064
*	Nepes Ark Corp.	3,572	79,225
#*	NEPES Corp.	8,060	141,866
*	Neptune Co.	6,607	36,975
*Ω	Netmarble Corp.	4,371	168,789
	New Power Plasma Co. Ltd.	10,372	44,137
	Nexen Corp.	9,997	32,343
	Nexen Tire Corp.	18,926	127,481
*	Next Entertainment World Co. Ltd.	3,907	23,021
#	NEXTIN, Inc.	2,166	145,575
*	Nexturnbioscience Co. Ltd.	1	5
	NH Investment & Securities Co. Ltd., Class C	36,969	287,098
*	NHN Corp.	7,894	155,514
	NHN KCP Corp.	8,874	63,294
	NI Steel Co. Ltd.	11,528	59,688
*	NIBEC Co. Ltd.	1,662	17,709
	NICE Holdings Co. Ltd.	9,918	84,463
	Nice Information & Telecommunication, Inc.	3,525	64,098
	NICE Information Service Co. Ltd.	14,058	103,463
	NICE Total Cash Management Co. Ltd., Class C	7,593	35,799
	Nong Shim Holdings Co. Ltd.	900	47,121
	NongShim Co. Ltd.	692	215,308
	NOROO Paint & Coatings Co. Ltd.	4,323	26,805
	NOVAREX Co. Ltd.	5,053	32,206
	NPC	7,683	38,499
	Oceanbridge Co. Ltd.	1,416	16,898
#*	OCI Co. Ltd.	2,461	262,965
#	OCI Holdings Co. Ltd.	5,434	466,360
	Okong Corp.	7,450	18,319
	Openbase, Inc.	7,316	14,834
	OptoElectronics Solutions Co. Ltd.	1,981	19,719
*	Orbitech Co. Ltd.	3,429	10,902
	Orion Corp.	10,342	920,476
	Orion Holdings Corp.	12,345	134,745
*††	Osung Advanced Materials Co. Ltd.	28,148	31,360
	Ottogi Corp.	879	245,675
	Paik Kwang Industrial Co. Ltd.	13,688	83,654
*	Pan Entertainment Co. Ltd.	4,174	13,843
	Pan Ocean Co. Ltd.	124,484	466,787
*	PANAGENE, Inc.	3,418	12,867

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Park Systems Corp.	1,397	$221,410
	Partron Co. Ltd.	20,598	132,898
*	Pearl Abyss Corp.	1,494	65,674
	People & Technology, Inc.	5,524	340,608
	PHA Co. Ltd.	3,537	29,358
#	PharmaResearch Co. Ltd.	2,280	238,172
*	PharmGen Science, Inc.	9,054	42,020
*	Pharmicell Co. Ltd.	6,363	34,078
	Philoptics Co. Ltd.	3,684	31,535
	PI Advanced Materials Co. Ltd.	3,994	96,300
*	Polaris Office Corp.	9,317	35,252
	Poongsan Holdings Corp.	1,483	42,818
#	Posco DX Co. Ltd.	9,262	252,377
	POSCO Future M Co. Ltd.	410	169,622
#	Posco M-Tech Co. Ltd.	2,492	71,630
	POSCO Steeleon Co. Ltd.	1,591	93,859
*	Power Logics Co. Ltd.	7,742	36,219
	Protec Co. Ltd.	703	30,499
#	PSK, Inc.	7,547	133,245
	Pulmuone Co. Ltd.	5,745	44,687
*	Rainbow Robotics	312	27,928
*	RaonSecure Co. Ltd.	7,286	13,877
*	Ray Co. Ltd/KR	802	24,873
	Reyon Pharmaceutical Co. Ltd.	2,366	29,286
	RFHIC Corp.	3,423	49,253
*	RFTech Co. Ltd.	16,022	49,947
*	Robostar Co. Ltd.	1,376	32,022
	Rorze Systems Corp.	1,847	8,990
	Rsupport Co. Ltd.	6,747	18,015
	S&S Tech Corp.	2,702	114,898
*	S.Y. Co. Ltd.	11,683	39,246
	S-1 Corp.	6,233	250,147
	Sajo Industries Co. Ltd.	851	26,486
	Sajodaerim Corp.	1,835	36,742
*	Sajodongaone Co. Ltd.	20,377	16,339
	Sam Young Electronics Co. Ltd.	4,997	35,023
	Sam Yung Trading Co. Ltd.	6,134	60,688
	Sambo Motors Co. Ltd.	8,689	43,521
*	Sambu Engineering & Construction Co. Ltd.	13,366	39,592
	Samchully Co. Ltd.	516	41,664
	Samho Development Co. Ltd.	8,183	22,299
*	SAMHWA NETWORKS Co. Ltd.	9,959	16,184
	SAMHWA Paints Industrial Co. Ltd.	4,793	23,133
	Samick Musical Instruments Co. Ltd.	25,745	22,711
	Samick THK Co. Ltd.	2,406	22,955
*	Samil Pharmaceutical Co. Ltd.	2,778	14,739
	Samji Electronics Co. Ltd.	5,168	30,727
	Samjin Pharmaceutical Co. Ltd.	2,505	44,259
*	Samkee Corp.	18,711	37,469
	Sammok S-Form Co. Ltd.	2,476	30,623
*Ω	Samsung Biologics Co. Ltd.	754	452,753
	Samsung C&T Corp.	10,919	884,664
	Samsung Card Co. Ltd.	9,610	214,768
	Samsung Electro-Mechanics Co. Ltd.	15,487	1,766,739
	Samsung Electronics Co. Ltd., GDR	7,597	10,349,743
	Samsung Electronics Co. Ltd.	746,962	40,898,132
*	Samsung Engineering Co. Ltd.	49,729	1,442,490
	Samsung Fire & Marine Insurance Co. Ltd.	10,175	1,944,916
*	Samsung Heavy Industries Co. Ltd.	35,313	250,285

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Life Insurance Co. Ltd.	11,553	$632,044
*	Samsung Pharmaceutical Co. Ltd.	10,916	25,067
	Samsung Publishing Co. Ltd.	2,279	32,583
	Samsung SDI Co. Ltd.	2,641	1,378,427
	Samsung SDS Co. Ltd.	5,670	570,818
	Samsung Securities Co. Ltd.	20,785	585,321
	SAMT Co. Ltd.	30,367	67,814
	Samwha Capacitor Co. Ltd.	2,639	81,046
	Samyang Corp.	1,532	49,187
	Samyang Foods Co. Ltd.	1,686	159,799
	Samyang Holdings Corp.	2,127	120,834
	Samyang Packaging Corp.	2,637	33,353
	Samyang Tongsang Co. Ltd.	846	33,464
*	Samyoung Co. Ltd.	6,764	24,272
	Sang-A Frontec Co. Ltd.	981	20,151
	Sangsangin Co. Ltd.	11,392	37,097
	Sangsin Energy Display Precision Co. Ltd.	3,457	54,266
	Saramin Co. Ltd.	2,279	33,961
	Satrec Initiative Co. Ltd.	829	18,574
*	SBI Investment Korea Co. Ltd.	24,785	16,980
*	S-Connect Co. Ltd.	18,785	29,380
	SD Biosensor, Inc.	6,055	61,525
*	SDN Co. Ltd.	13,861	17,771
	SeAH Besteel Holdings Corp.	7,225	159,372
	SeAH Holdings Corp.	419	35,786
	SeAH Steel Corp.	565	69,753
	SeAH Steel Holdings Corp.	1,326	213,465
	Sebang Co. Ltd.	6,012	54,933
	Sebang Global Battery Co. Ltd.	3,144	117,124
	Seegene, Inc.	15,512	283,572
	Sejin Heavy Industries Co. Ltd.	2,811	14,044
	Sejong Industrial Co. Ltd.	9,135	58,648
*	Sejong Telecom, Inc.	76,162	32,888
*	Sekonix Co. Ltd.	5,674	35,211
*	Selvas AI, Inc.	3,880	68,586
	Sempio Foods Co.	730	16,144
	Seobu T&D	14,231	89,060
	Seohan Co. Ltd.	57,673	45,280
	Seohee Construction Co. Ltd.	59,699	62,863
*	Seojin System Co. Ltd.	10,568	144,188
	Seoul Auction Co. Ltd.	2,218	20,728
	Seoul City Gas Co. Ltd.	597	30,791
*	Seoul Food Industrial Co. Ltd.	82,907	12,956
	Seoul Semiconductor Co. Ltd.	20,492	188,162
	Seoyon Co. Ltd.	6,326	42,008
	Seoyon E-Hwa Co. Ltd.	6,625	125,723
*	Sewon E&C Co. Ltd.	105,401	21,003
	Sewoon Medical Co. Ltd.	4,473	9,135
#	SFA Engineering Corp.	5,771	166,678
#*	SFA Semicon Co. Ltd.	36,732	176,773
	S-Fuelcell Co. Ltd.	622	8,687
	SGC e Tec E&C Co. Ltd.	1,186	20,231
	SGC Energy Co. Ltd.	4,711	91,882
	SH Energy & Chemical Co. Ltd.	52,416	27,540
	Shin Heung Energy & Electronics Co. Ltd.	1,521	60,458
	Shindaeyang Paper Co. Ltd.	6,808	30,003
	Shinhan Financial Group Co. Ltd.	98,685	2,716,145
	Shinhan Financial Group Co. Ltd., ADR	2,215	61,156
	Shinil Electronics Co. Ltd.	12,080	17,211

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Shinsegae Food Co. Ltd.	658	$20,926
	Shinsegae Information & Communication Co. Ltd.	3,454	36,513
	Shinsegae International, Inc.	7,738	99,931
	Shinsegae, Inc.	2,893	433,668
	Shinsung Delta Tech Co. Ltd.	5,603	66,839
*	Shinsung E&G Co. Ltd.	17,368	39,666
*	Shinsung Tongsang Co. Ltd.	20,437	29,080
*	Shinwha Intertek Corp.	10,654	20,074
	Shinwon Corp.	17,258	17,624
	Shinyoung Securities Co. Ltd.	1,754	76,763
*	Showbox Corp.	9,860	26,251
*	Signetics Corp.	21,612	24,098
	SIGONG TECH Co. Ltd.	4,127	14,915
	Silla Co. Ltd.	2,472	17,476
	Simmtech Co. Ltd.	9,402	271,687
	Simmtech Holdings Co. Ltd.	18,376	44,824
	SIMPAC, Inc.	9,760	36,382
	Sindoh Co. Ltd.	2,207	57,135
*	SK Biopharmaceuticals Co. Ltd.	988	63,090
*	SK Bioscience Co. Ltd.	984	56,663
*	SK Chemicals Co. Ltd.	1,907	94,932
	SK D&D Co. Ltd.	5,388	87,117
	SK Discovery Co. Ltd.	4,939	138,938
	SK Gas Ltd.	1,450	138,649
	SK Hynix, Inc.	134,022	12,979,356
*Ω	SK IE Technology Co., Ltd.	909	76,596
*	SK Innovation Co. Ltd.	15,234	2,583,977
*	SK oceanplant Co. Ltd.	4,695	83,849
	SK Rent A Car Co. Ltd.	4,337	36,338
	SK Securities Co. Ltd.	170,647	85,042
	SK Telecom Co. Ltd.	18,582	671,943
	SK Telecom Co. Ltd., Sponsored ADR	1,260	25,282
	SKC Co. Ltd.	870	67,727
	SL Corp.	4,994	147,245
*	SM Culture & Contents Co. Ltd.	6,924	12,978
	SM Entertainment Co. Ltd.	1,537	157,723
*††	S-MAC Co. Ltd.	16,063	15,247
	SMCore, Inc.	1,609	7,366
	SNT Holdings Co. Ltd.	3,470	43,079
*	SNU Precision Co. Ltd.	11,378	30,110
	S-Oil Corp.	15,770	927,026
*	Solborn, Inc.	7,338	24,750
	Solid, Inc.	17,343	68,651
*	SOLUM Co. Ltd.	12,611	274,562
	Solus Advanced Materials Co. Ltd.	1,712	48,170
	Songwon Industrial Co. Ltd.	7,797	108,978
*	Sonid, Inc.	7,364	23,338
	Soosan Heavy Industries Co. Ltd.	13,720	27,465
	Soulbrain Co. Ltd.	1,275	272,739
	Soulbrain Holdings Co. Ltd.	2,191	46,536
	SPC Samlip Co. Ltd.	1,112	57,599
	SPG Co. Ltd.	2,271	56,973
	Spigen Korea Co. Ltd.	1,896	50,133
	ST Pharm Co. Ltd.	1,354	80,260
	STIC Investments, Inc.	6,701	33,411
*	Straffic Co. Ltd.	5,984	22,466
*	Studio Dragon Corp.	3,198	126,820
*	STX Heavy Industries Co. Ltd.	4,552	32,043
	Sugentech, Inc.	7,423	45,625

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Suheung Co. Ltd.	2,902	$61,740
*	SU-Holdings Co. Ltd.	13,420	11,342
	Sukgyung AT Co. Ltd.	508	24,495
#	Sun Kwang Co. Ltd.	723	11,345
	Sung Kwang Bend Co. Ltd.	7,865	99,027
*	Sungchang Enterprise Holdings Ltd.	19,774	32,366
#	Sungwoo Hitech Co. Ltd.	25,725	252,915
	Sunjin Co. Ltd.	6,600	42,345
*	Sunny Electronics Corp.	17,982	31,677
*	Suprema, Inc.	1,914	32,558
	SurplusGLOBAL, Inc.	4,779	14,189
	SV Investment Corp.	9,883	15,527
*	Synergy Innovation Co. Ltd.	20,689	33,229
*	Synopex, Inc.	31,414	75,480
	Systems Technology, Inc.	2,879	64,507
	T Scientific Co. Ltd.	15,294	43,298
	T&L Co. Ltd.	1,763	67,946
	Tae Kyung Industrial Co. Ltd.	6,615	37,141
	Taekwang Industrial Co. Ltd.	146	68,365
	Taekyung BK Co. Ltd.	9,524	60,475
*††	Taewoong Co. Ltd.	3,088	41,829
	Taeyoung Engineering & Construction Co. Ltd.	11,082	31,517
*	Taihan Electric Wire Co. Ltd.	8,153	83,275
*	Taihan Fiberoptics Co. Ltd.	11,246	18,879
	TCC Steel	2,714	137,081
	TechWing, Inc.	15,759	106,374
*	Telcon RF Pharmaceutical, Inc.	11,905	8,528
	TES Co. Ltd.	5,610	99,976
*	Thinkware Systems Corp.	2,170	21,296
	TK Corp.	8,069	133,655
	TKG Huchems Co. Ltd.	10,148	176,909
	TLB Co. Ltd.	1,480	29,461
	Tokai Carbon Korea Co. Ltd.	2,058	160,116
*	Tongyang Life Insurance Co. Ltd.	24,537	68,010
	Tongyang, Inc.	72,698	54,672
*	Top Engineering Co. Ltd.	5,710	27,490
	Toptec Co. Ltd.	7,336	42,252
	Tovis Co. Ltd.	2,161	22,365
	Tplex Co. Ltd.	6,418	18,158
	TS Corp.	19,785	46,931
*	TS Nexgen Co. Ltd.	20,719	9,314
#	TSE Co. Ltd.	1,426	59,090
*	Tuksu Construction Co. Ltd.	3,773	22,878
	TY Holdings Co. Ltd.	10,953	60,078
	TYM Corp.	18,418	94,987
	UBCare Co. Ltd.	6,063	23,435
	Ubiquoss Holdings, Inc.	2,043	21,598
	Ubiquoss, Inc.	2,176	22,426
*	Ubivelox, Inc.	959	10,730
	Uju Electronics Co. Ltd.	3,176	37,356
	Uni-Chem Co. Ltd.	34,961	43,503
	Unick Corp.	5,333	22,591
*	Unid Btplus Co. Ltd.	3,171	23,129
	Unid Co. Ltd.	2,411	113,895
	Union Materials Corp.	5,948	18,045
	Union Semiconductor Equipment & Materials Co. Ltd.	11,469	88,327
	Uniquest Corp.	3,613	47,674
*	Unison Co. Ltd.	14,537	19,517
*	UniTest, Inc.	2,047	22,377

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Unitrontech Co. Ltd.	2,954	$9,732
	Value Added Technology Co. Ltd.	2,860	79,960
*	Very Good Tour Co. Ltd.	2,162	15,221
	Viatron Technologies, Inc.	4,608	35,726
*	VICTEK Co. Ltd.	4,914	16,122
*††	Vidente Co. Ltd.	19,231	37,567
	Vieworks Co. Ltd.	2,184	55,299
*	Vina Tech Co. Ltd.	559	27,940
	Vitzro Tech Co. Ltd.	4,197	23,347
	Vitzrocell Co. Ltd.	4,413	69,301
*	Vivozon Pharmaceutical Co.Ltd	36,084	18,414
*	VT Co. Ltd.	7,135	48,160
*	Webcash Corp.	2,311	22,513
	Webzen, Inc.	9,931	114,417
*	Wellbiotec Co. Ltd.	12,974	47,014
	Wemade Co. Ltd.	1,188	34,113
	Whanin Pharmaceutical Co. Ltd.	4,503	48,213
*	WillBes & Co.	38,081	15,032
	Winix, Inc.	3,182	24,721
	Wins Co. Ltd.	2,738	26,715
	WiSoL Co. Ltd.	10,907	56,154
*	WIZIT Co. Ltd.	46,770	26,912
*	WONIK CUBE Corp.	13,425	18,222
*	Wonik Holdings Co. Ltd.	21,371	58,351
	WONIK IPS Co. Ltd.	5,111	151,418
	Wonik Materials Co. Ltd.	2,746	61,991
	Wonik QnC Corp.	6,335	147,298
	Woojin, Inc.	3,958	29,930
*	Woongjin Co. Ltd.	23,540	22,633
	Woongjin Thinkbig Co. Ltd.	27,380	51,130
*	Wooree Bio Co. Ltd.	24,682	40,482
	Woori Financial Group, Inc., Sponsored ADR	291	7,994
	Woori Financial Group, Inc.	169,587	1,549,884
	Woori Investment Bank Co. Ltd.	193,477	110,280
*	Woori Technology Investment Co. Ltd.	24,695	68,524
*	Woori Technology, Inc.	17,387	18,469
	Woorison F&G Co. Ltd.	18,507	25,754
*	Woosu AMS Co. Ltd.	5,550	12,720
	Worldex Industry & Trading Co. Ltd., Class C	3,984	81,608
*	Wysiwyg Studios Co. Ltd.	9,692	22,374
	Y G-1 Co. Ltd.	10,757	49,377
*	YAS Co. Ltd.	1,977	15,787
	Y-entec Co. Ltd.	7,276	59,748
	Yesco Holdings Co. Ltd.	755	19,084
*	Yest Co. Ltd.	2,384	36,418
	YG Entertainment, Inc.	1,767	105,585
*	YG PLUS	3,947	16,588
*	YIK Corp.	8,752	30,099
	YMC Co. Ltd.	7,373	40,800
*	YMT Co. Ltd.	2,063	19,279
	Youlchon Chemical Co. Ltd.	983	27,828
	Young Poong Corp.	182	82,012
	Young Poong Paper Manufacturing Co. Ltd.	1,991	66,200
	Young Poong Precision Corp.	4,334	51,892
	Youngone Corp.	10,751	487,143
	Youngone Holdings Co. Ltd.	3,354	202,802
	Yuanta Securities Korea Co. Ltd.	49,301	101,446
	YuHwa Securities Co. Ltd.	13,635	25,463
*	Yujin Robot Co. Ltd.	4,759	19,763

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Yungjin Pharmaceutical Co. Ltd.	9,902	$19,242
	Zeus Co. Ltd.	3,147	137,886
	Zinus, Inc.	5,569	109,196
TOTAL SOUTH KOREA			205,907,990
TAIWAN — (18.8%)
	104 Corp.	3,000	19,380
	91APP, Inc.	8,000	28,284
	ABC Taiwan Electronics Corp.	22,000	19,353
	Abico Avy Co. Ltd.	64,054	49,890
	Ability Enterprise Co. Ltd.	114,508	71,847
*	Ability Opto-Electronics Technology Co. Ltd.	19,528	90,980
	AcBel Polytech, Inc.	238,757	422,995
	Accton Technology Corp.	86,858	1,059,699
	Acer, Inc.	588,287	656,963
	ACES Electronic Co. Ltd.	60,117	57,562
*	Acon Holding, Inc.	71,475	24,148
	Acter Group Corp. Ltd.	40,534	195,732
	Action Electronics Co. Ltd.	103,000	59,051
	ADATA Technology Co. Ltd.	64,605	168,707
	Addcn Technology Co. Ltd.	7,830	51,123
	Adlink Technology, Inc.	6,000	13,790
	Advanced Ceramic X Corp.	18,000	116,780
#	Advanced Energy Solution Holding Co. Ltd.	6,000	132,537
	Advanced International Multitech Co. Ltd.	67,000	167,626
	Advanced Optoelectronic Technology, Inc.	49,000	28,499
#	Advanced Power Electronics Corp.	29,000	87,288
	Advancetek Enterprise Co. Ltd.	122,908	140,910
	Advantech Co. Ltd.	46,959	586,412
	AEON Motor Co. Ltd.	22,000	25,883
	AGV Products Corp.	230,172	101,990
*	Airmate Cayman International Co. Ltd.	17,678	10,317
#	Airtac International Group	10,382	308,790
	Alchip Technologies Ltd.	12,000	763,810
	Alcor Micro Corp.	27,000	29,795
#	Alexander Marine Co. Ltd.	3,000	54,472
*	ALI Corp.	97,632	59,060
#	All Ring Tech Co. Ltd.	33,000	149,373
#	Allied Circuit Co. Ltd.	15,000	74,224
	Allied Supreme Corp.	20,000	205,620
#	Allis Electric Co. Ltd.	75,349	149,323
	Alltek Technology Corp.	71,813	91,271
	Alltop Technology Co. Ltd.	17,751	90,241
	Alpha Networks, Inc.	91,272	127,824
#	Altek Corp.	129,727	147,529
	Amazing Microelectronic Corp.	35,144	134,615
*	Ambassador Hotel	110,000	180,346
	AMPACS Corp.	19,000	33,940
	Ampire Co. Ltd.	42,000	53,747
	Ample Electronic Technology Co. Ltd.	9,000	20,284
	AMPOC Far-East Co. Ltd.	46,000	94,112
	AmTRAN Technology Co. Ltd.	372,115	162,944
#	Anji Technology Co. Ltd.	17,339	25,218
#	Anpec Electronics Corp.	26,317	122,527
#	Apac Opto Electronics, Inc.	36,000	67,327
	Apacer Technology, Inc.	40,506	70,951
	APAQ Technology Co. Ltd.	24,422	48,993
	APCB, Inc.	77,000	43,064
	Apex Biotechnology Corp.	48,477	40,584

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Apex International Co. Ltd.	81,868	$161,832
	Apex Science & Engineering	68,848	28,291
	Apogee Optocom Co. Ltd.	10,000	22,117
	Arcadyan Technology Corp.	71,755	331,728
	Ardentec Corp.	287,411	565,269
	Argosy Research, Inc.	27,558	119,521
#	ASE Technology Holding Co. Ltd., ADR	1,760	14,135
	ASE Technology Holding Co. Ltd.	779,089	2,851,528
	Asia Cement Corp.	593,696	761,674
	Asia Optical Co., Inc.	98,000	200,013
*	Asia Plastic Recycling Holding Ltd.	120,857	30,799
	Asia Polymer Corp.	198,385	163,787
	Asia Tech Image, Inc.	26,000	55,730
	Asia Vital Components Co. Ltd.	72,422	744,250
#	ASIX Electronics Corp.	8,000	29,484
	ASMedia Technology, Inc.	3,312	103,920
#	ASolid Technology Co. Ltd.	17,000	51,166
	ASPEED Technology, Inc.	7,258	537,042
	ASROCK, Inc.	23,000	185,943
	Asustek Computer, Inc.	116,996	1,358,826
	Aten International Co. Ltd.	45,000	121,857
	Audix Corp.	42,800	77,850
	AUO Corp.	1,730,400	1,141,514
	AUO Corp., ADR	7,386	48,746
	AURAS Technology Co. Ltd.	17,000	156,399
	Aurona Industries, Inc.	42,000	25,855
	Aurora Corp.	23,585	57,211
	Aurotek Corp.	13,000	11,227
	Avalue Technology, Inc.	19,000	62,863
	Aver Information, Inc.	20,000	23,735
	Avermedia Technologies	41,000	27,233
	Awea Mechantronic Co. Ltd.	13,230	13,176
	Axiomtek Co. Ltd.	24,000	84,590
*	Azurewave Technologies, Inc.	41,000	43,697
#	Bafang Yunji International Co. Ltd., Class C	13,000	68,416
	Bank of Kaohsiung Co. Ltd.	228,121	92,273
	Basso Industry Corp.	69,000	90,846
	BenQ Materials Corp.	83,000	110,716
	BES Engineering Corp.	647,000	206,983
	Bin Chuan Enterprise Co. Ltd.	53,650	42,278
	Bionime Corp.	5,000	11,860
#	Biostar Microtech International Corp.	54,000	43,252
	Bioteque Corp.	23,010	82,823
	Bizlink Holding, Inc.	42,406	408,846
	Bora Pharmaceuticals Co. Ltd.	9,000	258,598
	Brave C&H Supply Co. Ltd.	9,000	43,608
	Bright Led Electronics Corp.	47,100	26,997
	Brighten Optix Corp.	2,000	12,843
	Brighton-Best International Taiwan, Inc.	204,331	215,924
	Brillian Network & Automation Integrated System Co. Ltd.	7,000	35,598
#	Browave Corp.	30,000	93,971
	C Sun Manufacturing Ltd.	72,062	112,601
*	Calin Technology Co. Ltd.	8,000	10,944
*	Cameo Communications, Inc.	95,044	36,035
	Capital Futures Corp.	43,629	60,411
	Capital Securities Corp.	773,902	393,411
#*	Career Technology MFG. Co. Ltd.	239,126	187,457
	Carnival Industrial Corp.	71,499	30,079
	Castles Technology Co. Ltd.	37,064	155,589

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Caswell, Inc.	18,000	$51,070
	Catcher Technology Co. Ltd.	157,509	870,981
	Cathay Chemical Works	17,000	18,736
	Cathay Financial Holding Co. Ltd.	1,007,178	1,468,037
	Cathay Real Estate Development Co. Ltd.	278,300	139,470
	Cayman Engley Industrial Co. Ltd.	18,785	41,520
	Celxpert Energy Corp.	37,000	36,480
	Center Laboratories, Inc.	210,115	398,499
*	Central Reinsurance Co. Ltd.	163,873	125,280
	Chailease Holding Co. Ltd.	264,789	1,753,272
	Chain Chon Industrial Co. Ltd.	88,516	40,565
*	ChainQui Construction Development Co. Ltd.	41,171	19,872
	Champion Building Materials Co. Ltd.	117,000	37,807
	Champion Microelectronic Corp.	21,600	60,071
	Chang Hwa Commercial Bank Ltd.	915,561	549,692
	Chang Wah Electromaterials, Inc.	148,240	145,200
	Chang Wah Technology Co. Ltd.	117,500	138,762
#	Channel Well Technology Co. Ltd.	94,000	235,542
#	Chant Sincere Co. Ltd.	28,000	54,728
	Charoen Pokphand Enterprise	70,676	210,473
	CHC Healthcare Group	49,000	96,419
	CHC Resources Corp.	16,379	27,039
	Chen Full International Co. Ltd.	46,000	56,831
#	Chenbro Micom Co. Ltd.	27,000	175,090
#	Cheng Loong Corp.	404,480	444,923
	Cheng Mei Materials Technology Corp.	238,153	94,434
	Cheng Shin Rubber Industry Co. Ltd.	678,808	832,036
	Cheng Uei Precision Industry Co. Ltd.	202,159	250,830
*	Chenming Electronic Technology Corp.	43,000	63,235
	Chia Chang Co. Ltd.	52,000	64,664
#	Chia Hsin Cement Corp.	218,280	145,089
	Chian Hsing Forging Industrial Co. Ltd.	24,200	26,075
	Chicony Electronics Co. Ltd.	190,350	634,107
	Chicony Power Technology Co. Ltd.	73,731	244,298
	Chief Telecom, Inc.	9,000	113,111
	Chieftek Precision Co. Ltd.	31,075	67,604
	Chien Kuo Construction Co. Ltd.	80,540	37,069
	Chien Shing Harbour Service Co. Ltd.	31,000	41,934
	Chime Ball Technology Co. Ltd.	10,565	13,886
	China Airlines Ltd.	1,264,062	1,005,209
	China Bills Finance Corp.	351,000	164,778
	China Chemical & Pharmaceutical Co. Ltd.	121,000	93,297
*	China Development Financial Holding Corp.	2,693,999	1,077,130
	China Ecotek Corp.	10,000	18,489
	China Electric Manufacturing Corp.	127,170	73,173
	China Fineblanking Technology Co. Ltd.	14,604	14,926
	China General Plastics Corp.	204,602	158,395
	China Glaze Co. Ltd.	60,680	30,518
#*	China Man-Made Fiber Corp.	585,965	150,264
	China Metal Products	143,190	176,710
	China Motor Corp.	58,600	165,049
#*	China Petrochemical Development Corp.	1,777,033	531,659
	China Steel Chemical Corp.	67,227	232,424
	China Steel Corp.	1,938,940	1,725,017
	China Wire & Cable Co. Ltd.	36,120	41,238
	Chinese Maritime Transport Ltd.	35,120	46,116
	Ching Feng Home Fashions Co. Ltd.	58,000	35,461
	Chin-Poon Industrial Co. Ltd.	192,113	208,721
	Chipbond Technology Corp.	298,000	658,780

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ChipMOS Technologies, Inc.	271,594	$309,538
	ChipMOS Technologies, Inc., ADR	3,460	79,362
	Chlitina Holding Ltd.	25,000	150,882
	Chong Hong Construction Co. Ltd.	97,361	246,325
	Chroma ATE, Inc.	55,466	488,575
	Chun YU Works & Co. Ltd.	66,150	53,708
*	Chun Yuan Steel Industry Co. Ltd.	243,999	136,468
	Chung Hsin Electric & Machinery Manufacturing Corp.	91,000	339,420
	Chung Hung Steel Corp.	397,889	306,185
#	Chung Hwa Chemical Industrial Works Ltd.	44,000	48,712
	Chung Hwa Food Industrial Co. Ltd.	16,700	55,532
#	Chung Hwa Pulp Corp.	196,246	200,867
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	20,000	46,891
	Chunghwa Precision Test Tech Co. Ltd.	9,000	147,880
	Chunghwa Telecom Co. Ltd., Sponsored ADR	12,202	447,813
	Chunghwa Telecom Co. Ltd.	255,800	943,635
	Cleanaway Co. Ltd.	34,000	208,546
	Clevo Co.	175,869	185,666
#	CMC Magnetics Corp.	482,132	202,896
	C-Media Electronics, Inc.	24,000	30,132
	CoAsia Electronics Corp.	39,975	15,274
	Collins Co. Ltd.	50,000	29,182
	Compal Broadband Networks, Inc.	11,000	9,899
	Compal Electronics, Inc.	1,085,086	1,053,431
	Compeq Manufacturing Co. Ltd.	468,000	679,385
	Compucase Enterprise	38,000	80,646
#	Concord International Securities Co. Ltd.	52,978	48,960
*	Concord Securities Co. Ltd.	229,912	115,721
#	Continental Holdings Corp.	188,250	160,649
	Contrel Technology Co. Ltd.	70,000	39,579
	Coremax Corp.	30,852	82,841
	Coretronic Corp.	152,600	343,268
	Co-Tech Development Corp.	97,541	200,443
	Cowealth Medical Holding Co. Ltd.	27,216	22,632
	Coxon Precise Industrial Co. Ltd.	33,000	18,073
	Creative Sensor, Inc.	30,000	31,540
	Crowell Development Corp.	58,000	49,477
	CTBC Financial Holding Co. Ltd.	2,808,612	2,349,594
	CTCI Corp.	256,555	329,495
	CviLux Corp.	40,902	52,464
	CX Technology Co. Ltd.	33,750	29,494
	CyberPower Systems, Inc.	24,000	181,934
	CyberTAN Technology, Inc.	144,576	96,882
	Cypress Technology Co. Ltd.	19,048	27,077
	Cystech Electronics Corp.	8,400	18,848
	DA CIN Construction Co. Ltd.	139,000	141,725
	Dadi Early-Childhood Education Group Ltd.	6,825	21,621
	Dafeng TV Ltd.	28,396	45,482
	Da-Li Development Co. Ltd.	147,161	148,758
	Darfon Electronics Corp.	117,000	163,735
*	Darwin Precisions Corp.	202,000	107,398
	Daxin Materials Corp.	8,000	33,848
	De Licacy Industrial Co. Ltd.	131,458	64,257
#	Delpha Construction Co. Ltd.	157,000	122,390
	Delta Electronics, Inc.	97,940	1,143,323
	Depo Auto Parts Ind Co. Ltd.	65,000	229,019
	DFI, Inc.	14,000	35,441
	Dimerco Data System Corp.	24,884	80,005
	Dimerco Express Corp.	80,643	190,578

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	D-Link Corp.	255,136	$164,183
	Donpon Precision, Inc.	26,000	21,754
	Dr Wu Skincare Co. Ltd.	5,000	21,548
	Draytek Corp.	26,000	24,410
	Drewloong Precision, Inc.	5,000	31,368
	Dyaco International, Inc.	39,272	45,213
	Dynamic Holding Co. Ltd.	141,382	142,082
	Dynamic Medical Technologies, Inc.	5,000	19,745
	Dynapack International Technology Corp.	70,000	179,143
#	E & R Engineering Corp.	34,535	75,289
#	E Ink Holdings, Inc.	75,000	537,887
	E.Sun Financial Holding Co. Ltd.	1,809,239	1,490,154
	Eastern Media International Corp.	203,265	110,790
	Eclat Textile Co. Ltd.	36,279	627,610
#*	Edimax Technology Co. Ltd.	86,000	45,674
	Edison Opto Corp.	56,789	49,494
	Edom Technology Co. Ltd.	88,615	72,174
	eGalax_eMPIA Technology, Inc.	30,467	59,449
	Egis Technology, Inc.	29,000	95,172
	Elan Microelectronics Corp.	69,959	259,928
#*	E-Lead Electronic Co. Ltd.	16,176	35,906
	E-LIFE MALL Corp.	35,000	94,323
	Elite Advanced Laser Corp.	71,928	109,420
	Elite Material Co. Ltd.	40,909	541,363
	Elite Semiconductor Microelectronics Technology, Inc.	67,000	166,908
#	Elitegroup Computer Systems Co. Ltd.	162,235	153,004
	eMemory Technology, Inc.	17,000	1,007,392
#	Emerging Display Technologies Corp.	62,000	74,315
	Ennoconn Corp.	34,915	337,165
#	Ennostar, Inc.	318,227	501,729
	EnTie Commercial Bank Co. Ltd.	218,500	101,572
	Epileds Technologies, Inc.	43,000	22,049
#	Episil Technologies, Inc.	59,000	149,222
#	Episil-Precision, Inc.	48,078	100,867
	Eris Technology Corp.	5,000	42,081
	Eson Precision Ind Co. Ltd.	36,000	81,943
	Eternal Materials Co. Ltd.	411,321	406,820
	Eurocharm Holdings Co. Ltd.	13,000	74,343
	Eva Airways Corp.	736,990	864,154
#	Ever Supreme Bio Technology Co. Ltd.	6,597	40,341
*	Everest Textile Co. Ltd.	170,837	48,359
	Evergreen International Storage & Transport Corp.	265,000	239,609
	Evergreen Marine Corp. Taiwan Ltd.	363,342	1,204,921
	Evergreen Steel Corp.	75,000	144,643
	Everlight Electronics Co. Ltd.	212,149	350,902
	Everspring Industry Co. Ltd.	67,700	27,614
	Excel Cell Electronic Co. Ltd.	40,000	32,358
	Excellence Opto, Inc.	32,000	31,296
	Excelliance Mos Corp.	14,000	54,484
	Excelsior Medical Co. Ltd.	50,606	147,287
	EZconn Corp.	13,250	31,328
	Far Eastern Department Stores Ltd.	445,370	309,886
	Far Eastern International Bank	1,022,715	386,251
	Far Eastern New Century Corp.	1,060,560	1,003,054
	Far EasTone Telecommunications Co. Ltd.	366,000	826,378
#	Faraday Technology Corp.	55,000	572,887
	Farcent Enterprise Co. Ltd.	11,000	21,218
#	Farglory F T Z Investment Holding Co. Ltd.	61,354	122,664
	Farglory Land Development Co. Ltd.	145,442	265,857

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Feedback Technology Corp.	15,400	$43,538
	Feng Hsin Steel Co. Ltd.	212,550	467,177
	Feng TAY Enterprise Co. Ltd.	82,380	557,186
	FineTek Co. Ltd.	12,210	39,064
	Firich Enterprises Co. Ltd.	14,947	16,702
	First Financial Holding Co. Ltd.	1,297,982	1,200,745
	First Hi-Tec Enterprise Co. Ltd.	20,709	71,590
#	First Hotel	107,746	54,529
	First Insurance Co. Ltd.	103,606	53,751
*	First Steamship Co. Ltd.	341,425	94,122
	FIT Holding Co. Ltd.	72,000	76,627
	Fitipower Integrated Technology, Inc.	70,000	315,058
	Fittech Co. Ltd.	28,000	62,155
	FLEXium Interconnect, Inc.	196,001	580,858
#	Flytech Technology Co. Ltd.	48,373	103,729
	FocalTech Systems Co. Ltd.	30,963	70,643
	FOCI Fiber Optic Communications, Inc.	34,000	75,729
#	Forcecon Tech Co. Ltd.	29,006	137,366
	Forest Water Environment Engineering Co. Ltd.	23,183	22,071
	Formosa Advanced Technologies Co. Ltd.	93,000	119,884
	Formosa Chemicals & Fibre Corp.	594,378	1,237,341
	Formosa International Hotels Corp.	22,905	181,003
	Formosa Oilseed Processing Co. Ltd.	28,000	50,277
	Formosa Optical Technology Co. Ltd.	22,000	62,103
	Formosa Petrochemical Corp.	71,000	181,207
	Formosa Plastics Corp.	340,134	900,570
	Formosa Sumco Technology Corp.	19,000	96,758
	Formosa Taffeta Co. Ltd.	323,000	264,827
	Formosan Rubber Group, Inc.	101,720	69,016
#	Formosan Union Chemical	148,847	120,228
	Fortune Electric Co. Ltd.	7,000	53,399
	Founding Construction & Development Co. Ltd.	77,460	45,248
	Foxconn Technology Co. Ltd.	236,536	420,190
	Foxsemicon Integrated Technology, Inc.	35,562	209,272
#	Franbo Lines Corp.	55,754	29,217
	Froch Enterprise Co. Ltd.	108,713	71,017
	FSP Technology, Inc.	67,886	107,250
	Fu Chun Shin Machinery Manufacture Co. Ltd.	67,820	35,019
#	Fu Hua Innovation Co. Ltd.	113,916	206,926
	Fubon Financial Holding Co. Ltd.	790,910	1,650,799
#	Fulgent Sun International Holding Co. Ltd.	74,898	298,563
	Fullerton Technology Co. Ltd.	51,000	30,607
	Fulltech Fiber Glass Corp.	175,349	86,047
	Fusheng Precision Co. Ltd.	49,000	312,017
	Fwusow Industry Co. Ltd.	107,898	69,288
	G Shank Enterprise Co. Ltd.	62,382	99,117
*	G Tech Optoelectronics Corp.	42,000	18,620
	Gallant Precision Machining Co. Ltd.	47,000	52,460
#	Gamania Digital Entertainment Co. Ltd.	56,000	125,982
*	GCS Holdings, Inc.	41,000	44,472
	GEM Services, Inc.	23,670	53,935
#	Gemtek Technology Corp.	188,574	193,109
	General Interface Solution Holding Ltd.	130,000	279,982
	General Plastic Industrial Co. Ltd.	34,384	36,571
#	Generalplus Technology, Inc.	25,000	39,595
#	Genius Electronic Optical Co. Ltd.	42,979	538,046
	Genovate Biotechnology Co. Ltd.	35,420	31,084
	GeoVision, Inc.	37,264	61,547
	Getac Holdings Corp.	228,000	492,733

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	GFC Ltd.	27,500	$70,274
#	Giant Manufacturing Co. Ltd.	75,944	563,354
*	Giantplus Technology Co. Ltd.	140,000	72,523
	Gigabyte Technology Co. Ltd.	20,000	200,480
*	Gigasolar Materials Corp.	19,897	55,190
*	Gigastorage Corp.	106,000	56,820
#	Global Brands Manufacture Ltd.	155,172	253,827
	Global Lighting Technologies, Inc.	42,000	68,545
	Global Mixed Mode Technology, Inc.	39,000	253,358
	Global PMX Co. Ltd.	23,000	101,980
	Global Unichip Corp.	20,000	1,046,091
#	Globalwafers Co. Ltd.	79,000	1,294,672
*	Globe Union Industrial Corp.	127,298	54,708
	Gloria Material Technology Corp.	210,708	358,976
	GMI Technology, Inc.	63,970	46,564
	Gold Circuit Electronics Ltd.	81,836	443,576
	Goldsun Building Materials Co. Ltd., Class C	275,735	231,422
	Good Way Technology Co. Ltd.	12,320	16,114
	Good Will Instrument Co. Ltd.	29,859	32,788
	Gourmet Master Co. Ltd.	50,052	197,004
	Grand Fortune Securities Co. Ltd.	109,000	46,850
#	Grand Pacific Petrochemical	437,000	256,135
	Grand Process Technology Corp.	5,000	105,709
	GrandTech CG Systems, Inc.	24,915	54,293
	Grape King Bio Ltd.	59,000	341,992
	Great China Metal Industry	78,000	61,588
	Great Taipei Gas Co. Ltd.	115,000	120,295
	Great Tree Pharmacy Co. Ltd.	21,440	285,505
*	Great Wall Enterprise Co. Ltd.	236,448	450,711
	Greatek Electronics, Inc.	162,000	314,555
*††	Green Energy Technology, Inc.	181,537	0
	Group Up Industrial Co. Ltd.	18,000	78,309
	GTM Holdings Corp.	63,000	56,498
	Gudeng Precision Industrial Co. Ltd.	9,000	104,014
	Hai Kwang Enterprise Corp.	29,000	18,263
#	Hannstar Board Corp.	186,734	295,770
*	HannStar Display Corp.	917,000	406,277
	HannsTouch Holdings Co.	281,781	97,417
	Hanpin Electron Co. Ltd.	26,000	28,638
	Harvatek Corp.	66,052	48,383
	Heran Co. Ltd.	16,000	58,113
	Hi-Clearance, Inc.	13,707	61,950
	Highlight Tech Corp.	42,136	69,394
*	High-Tek Harness Enterprise Co. Ltd.	47,000	25,305
	Highwealth Construction Corp.	229,613	309,367
	Hi-Lai Foods Co. Ltd.	5,000	26,839
#	HIM International Music, Inc.	13,190	43,316
	Hiroca Holdings Ltd.	20,728	25,423
	Hitron Technology, Inc.	66,799	97,504
	Hiwin Mikrosystem Corp.	16,000	35,830
	Hiwin Technologies Corp.	80,380	541,064
	Hiyes International Co. Ltd.	13,000	27,287
#	Ho Tung Chemical Corp.	465,035	126,029
#	Hocheng Corp.	112,586	76,524
	Holiday Entertainment Co. Ltd.	18,600	52,357
	Holtek Semiconductor, Inc.	91,000	201,049
	Holy Stone Enterprise Co. Ltd.	73,500	228,270
	Hon Hai Precision Industry Co. Ltd.	2,066,599	7,151,116
	Hon Hai Precision Industry Co. Ltd., GDR	31,988	224,385

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Hong Pu Real Estate Development Co. Ltd.	80,609	$67,733
#	Hong TAI Electric Industrial	102,000	85,630
	Hong YI Fiber Industry Co.	68,000	36,140
*	Horizon Securities Co. Ltd.	166,420	70,469
#	Hota Industrial Manufacturing Co. Ltd.	65,000	138,428
	Hotai Finance Co. Ltd.	61,600	278,491
	Hotai Motor Co. Ltd.	11,000	265,597
*	Hotron Precision Electronic Industrial Co. Ltd.	31,333	42,339
	Hsin Kuang Steel Co. Ltd.	117,788	182,760
	Hsin Yung Chien Co. Ltd.	18,364	60,024
	Hsing TA Cement Co.	68,000	37,034
#*	HTC Corp.	225,000	400,741
	Hu Lane Associate, Inc.	31,679	159,879
#	HUA ENG Wire & Cable Co. Ltd.	119,000	78,188
	Hua Jung Components Co. Ltd.	70,000	34,124
	Hua Nan Financial Holdings Co. Ltd., Class C	1,830,693	1,296,890
	Huaku Development Co. Ltd.	128,465	370,365
	Huang Hsiang Construction Corp.	56,000	71,266
	Huikwang Corp.	22,000	24,796
	Hung Ching Development & Construction Co. Ltd.	45,000	34,242
	Hung Sheng Construction Ltd.	175,200	113,521
	Huxen Corp.	28,000	45,290
	Hwa Fong Rubber Industrial Co. Ltd.	76,849	34,845
	Hwacom Systems, Inc.	64,000	38,810
*	IBF Financial Holdings Co. Ltd.	1,172,652	448,243
	IC Plus Corp.	15,000	21,577
	Ichia Technologies, Inc.	118,897	134,082
	I-Chiun Precision Industry Co. Ltd.	71,228	105,406
*	Ideal Bike Corp.	89,000	28,531
#	IEI Integration Corp.	62,680	164,431
	Infortrend Technology, Inc.	110,798	86,120
#	Info-Tek Corp.	37,000	60,451
	Innodisk Corp.	36,559	366,771
	Innolux Corp.	2,378,712	1,263,156
	Inpaq Technology Co. Ltd.	31,750	50,721
	Insyde Software Corp.	11,000	60,795
	Intai Technology Corp.	11,800	47,341
	Integrated Service Technology, Inc.	48,345	173,446
	IntelliEPI, Inc.	9,000	16,489
	Interactive Digital Technologies, Inc.	5,000	11,814
	International CSRC Investment Holdings Co.	345,400	228,673
	International Games System Co. Ltd., Class C	35,000	683,398
#	Inventec Corp.	515,181	1,047,978
	Iron Force Industrial Co. Ltd.	18,000	54,649
	I-Sheng Electric Wire & Cable Co. Ltd.	57,000	82,231
	ITE Technology, Inc.	52,202	257,374
	ITEQ Corp.	118,628	299,851
	Jarllytec Co. Ltd.	29,000	63,427
	Jean Co. Ltd.	53,605	31,020
	Jentech Precision Industrial Co. Ltd.	15,498	262,735
	Jess-Link Products Co. Ltd.	34,875	75,093
	Jetway Information Co. Ltd.	26,000	38,583
	Jetwell Computer Co. Ltd.	10,000	24,900
	Jia Wei Lifestyle, Inc.	27,592	50,755
	Jih Lin Technology Co. Ltd.	24,000	61,243
	Jiin Yeeh Ding Enterprise Co. Ltd.	22,400	35,138
#	Jinan Acetate Chemical Co. Ltd.	7,270	217,887
*	Jinli Group Holdings Ltd.	81,159	26,872
	JMC Electronics Co. Ltd.	7,000	8,038

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Jochu Technology Co. Ltd.	16,000	$11,177
	Johnson Health Tech Co. Ltd.	25,000	61,945
	Joinsoon Electronics Manufacturing Co. Ltd.	21,000	15,350
	Jourdeness Group Ltd.	11,000	27,202
	K Laser Technology, Inc.	71,000	59,816
#	Kaimei Electronic Corp.	40,587	83,194
	Kaori Heat Treatment Co. Ltd.	18,983	206,388
	Kaulin Manufacturing Co. Ltd.	53,000	24,640
	Kedge Construction Co. Ltd.	36,432	83,212
*	Keding Enterprises Co. Ltd.	15,000	58,730
	KEE TAI Properties Co. Ltd.	189,226	73,529
	Kenda Rubber Industrial Co. Ltd.	290,050	271,077
#	Kenmec Mechanical Engineering Co. Ltd.	83,000	205,278
	Kerry TJ Logistics Co. Ltd.	100,000	115,003
#*	Key Ware Electronics Co. Ltd.	83,994	32,105
	Keystone Microtech Corp.	9,000	67,700
	Kindom Development Co. Ltd.	213,700	208,068
	King Chou Marine Technology Co. Ltd.	33,660	42,652
	King Slide Works Co. Ltd.	7,050	204,264
	King Yuan Electronics Co. Ltd.	497,529	999,755
	King's Town Bank Co. Ltd.	389,000	445,799
*	King's Town Construction Co. Ltd.	41,348	40,932
	Kinik Co.	51,000	225,753
	Kinko Optical Co. Ltd.	61,769	55,401
	Kinpo Electronics	577,028	318,538
#	Kinsus Interconnect Technology Corp.	145,009	478,843
	KMC Kuei Meng International, Inc.	29,761	146,524
#	KNH Enterprise Co. Ltd.	86,000	52,198
	Ko Ja Cayman Co. Ltd.	20,000	29,658
#	KS Terminals, Inc.	70,760	177,489
	Kung Long Batteries Industrial Co. Ltd.	30,000	137,501
*	Kung Sing Engineering Corp.	254,404	58,296
	Kuo Toong International Co. Ltd.	83,625	98,132
*	Kuo Yang Construction Co. Ltd.	90,366	55,554
	Kwong Lung Enterprise Co. Ltd.	58,000	102,802
	KYE Systems Corp.	108,426	39,725
	L&K Engineering Co. Ltd.	73,000	184,212
	La Kaffa International Co. Ltd.	11,000	49,336
	Land Mark Optoelectronics Corp.	43,000	160,430
*	Lang, Inc.	16,000	16,964
#	Lanner Electronics, Inc.	35,813	132,533
	Largan Precision Co. Ltd.	16,306	1,131,011
	Laser Tek Taiwan Co. Ltd.	27,550	29,515
	Laster Tech Corp. Ltd.	23,821	39,952
	Leadtrend Technology Corp.	12,125	22,231
	Lealea Enterprise Co. Ltd.	336,940	113,756
	LEE CHI Enterprises Co. Ltd.	95,000	51,301
	Lelon Electronics Corp.	43,694	84,260
	Lemtech Holdings Co. Ltd.	15,115	41,010
*	Leofoo Development Co. Ltd.	42,254	26,567
*	Li Cheng Enterprise Co. Ltd.	38,337	25,795
*	Li Peng Enterprise Co. Ltd.	254,806	63,650
	Lian HWA Food Corp.	36,528	105,322
	Lida Holdings Ltd.	31,320	31,617
#*	Lien Hwa Industrial Holdings Corp.	182,718	372,125
	Ligitek Electronics Co. Ltd.	35,000	20,417
*	Lily Textile	11,000	10,228
	Lingsen Precision Industries Ltd.	208,000	124,204
#	Lintes Technology Co. Ltd.	4,000	15,329

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Lite-On Technology Corp.	284,395	$1,367,455
	Liton Technology Corp.	32,000	38,773
*	Long Bon International Co. Ltd.	61,180	32,226
	Long Da Construction & Development Corp.	67,000	46,942
	Longchen Paper & Packaging Co. Ltd.	376,349	203,909
#	Longwell Co.	42,000	82,414
	Lotes Co. Ltd.	30,508	726,920
	Lu Hai Holding Corp.	24,009	24,164
	Lumax International Corp. Ltd.	39,142	100,679
*	Lung Yen Life Service Corp.	73,000	86,185
*	LuxNet Corp.	12,000	68,620
	M3 Technology, Inc.	5,000	21,644
	M31 Technology Corp.	5,500	155,039
	Macauto Industrial Co. Ltd.	29,000	74,097
	Machvision, Inc.	19,676	138,960
	Macroblock, Inc.	18,000	55,161
	Macronix International Co. Ltd.	658,201	655,053
	Makalot Industrial Co. Ltd.	46,605	463,016
	Marketech International Corp.	36,000	163,915
*	Materials Analysis Technology, Inc.	24,360	211,519
	Mayer Steel Pipe Corp.	41,259	35,225
	Mechema Chemicals International Corp.	10,000	28,490
	Medeon Biodesign, Inc.	22,200	40,214
	MediaTek, Inc.	291,360	6,411,351
#	Mega Financial Holding Co. Ltd.	556,085	713,073
	Meiloon Industrial Co.	44,520	29,343
	Mercuries & Associates Holding Ltd.	192,887	89,992
*	Mercuries Life Insurance Co. Ltd.	1,171,887	195,888
	Merida Industry Co. Ltd.	54,735	378,154
	Merry Electronics Co. Ltd.	101,174	293,980
#	METAAGE Corp.	20,000	46,055
	Micro-Star International Co. Ltd.	187,233	1,161,321
	Mildef Crete, Inc.	29,000	58,967
	MIN AIK Technology Co. Ltd.	61,200	39,576
	Mirle Automation Corp.	50,805	63,104
	Mitac Holdings Corp.	381,125	571,708
	Mitake Information Corp.	6,000	11,965
	Mobiletron Electronics Co. Ltd.	26,440	51,090
#	momo.com, Inc.	19,200	366,705
	MOSA Industrial Corp.	81,154	67,882
	Mosel Vitelic, Inc.	12,000	15,545
	MPI Corp.	48,000	313,543
	MSSCORPS Co. Ltd.	8,000	48,078
	Nak Sealing Technologies Corp.	27,000	127,993
#	Namchow Holdings Co. Ltd.	88,000	136,864
	Nan Liu Enterprise Co. Ltd.	18,000	44,121
	Nan Pao Resins Chemical Co. Ltd.	14,000	80,309
*	Nan Ren Lake Leisure Amusement Co. Ltd.	48,000	19,182
	Nan Ya Plastics Corp.	158,674	353,592
	Nan Ya Printed Circuit Board Corp.	58,072	459,821
	Nang Kuang Pharmaceutical Co. Ltd.	21,000	41,057
	Nantex Industry Co. Ltd.	122,964	142,405
	Nanya Technology Corp.	198,000	456,899
	National Aerospace Fasteners Corp.	10,000	30,625
	National Petroleum Co. Ltd.	45,000	100,112
#	Netronix, Inc.	34,000	82,334
	New Best Wire Industrial Co. Ltd.	36,600	39,747
*	New Era Electronics Co. Ltd.	33,000	20,351
	Nexcom International Co. Ltd.	44,000	89,237

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Nichidenbo Corp.	83,193	$141,234
	Nidec Chaun-Choung Technology Corp.	7,000	38,118
	Nien Hsing Textile Co. Ltd.	58,110	36,539
	Nien Made Enterprise Co. Ltd.	48,000	497,565
	Niko Semiconductor Co. Ltd.	30,000	49,844
	Nishoku Technology, Inc.	18,400	48,329
	Nova Technology Corp.	10,000	34,560
#	Novatek Microelectronics Corp.	126,000	1,703,965
#	Nuvoton Technology Corp.	65,000	290,806
	O-Bank Co. Ltd.	584,362	185,890
	Ocean Plastics Co. Ltd.	95,000	104,989
#	OFCO Industrial Corp.	45,097	32,698
#	OK Biotech Co. Ltd.	46,000	48,055
	Oneness Biotech Co. Ltd.	13,652	84,467
*	Optimax Technology Corp.	58,469	46,391
	Orient Semiconductor Electronics Ltd.	163,310	234,684
	Oriental Union Chemical Corp.	250,821	175,010
#	O-TA Precision Industry Co. Ltd.	43,935	128,238
	Pacific Construction Co.	143,000	41,771
	Pacific Hospital Supply Co. Ltd.	23,094	64,369
	Paiho Shih Holdings Corp.	71,058	47,705
	Pan Asia Chemical Corp.	103,200	42,866
	Pan German Universal Motors Ltd.	8,000	80,279
	Pan Jit International, Inc.	131,300	304,892
	Pan-International Industrial Corp.	183,514	243,376
#	Panion & BF Biotech, Inc.	8,969	32,182
	Parade Technologies Ltd.	11,400	334,679
#	Paragon Technologies Co. Ltd.	30,762	40,610
#	Parpro Corp.	19,000	25,608
#*	PChome Online, Inc.	51,000	73,373
#	PCL Technologies, Inc.	23,961	69,177
	P-Duke Technology Co. Ltd.	23,442	80,232
	Pegatron Corp.	525,037	1,278,521
#	Pegavision Corp.	14,000	169,547
*	PharmaEssentia Corp.	10,263	111,966
*††	Pharmally International Holding Co. Ltd.	27,096	0
	Phison Electronics Corp.	47,000	612,799
#	Phoenix Silicon International Corp.	50,222	97,864
*	Phytohealth Corp.	63,000	45,112
	Pixart Imaging, Inc.	67,030	246,590
	Planet Technology Corp.	16,000	69,844
	Plastron Precision Co. Ltd.	59,628	35,064
*	Plotech Co. Ltd.	39,100	21,588
#*	Polaris Group	12,000	32,858
	Polytronics Technology Corp.	22,269	41,155
	Posiflex Technology, Inc.	6,346	22,786
	Pou Chen Corp.	596,144	593,208
	Power Wind Health Industry, Inc.	13,632	66,228
	Powerchip Semiconductor Manufacturing Corp.	1,119,000	1,069,614
	Powertech Technology, Inc.	307,400	1,083,433
	Powertip Technology Corp.	53,000	27,670
	Poya International Co. Ltd.	16,890	275,106
	President Chain Store Corp.	116,000	1,030,559
	President Securities Corp.	360,872	234,166
	Primax Electronics Ltd.	205,000	421,432
*	Prime Electronics & Satellitics, Inc.	46,000	15,107
	Prince Housing & Development Corp.	455,087	165,851
	Princeton Technology Corp.	45,000	43,930
	Pro Hawk Corp.	8,000	37,418

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Promate Electronic Co. Ltd.	69,000	$99,534
	Prosperity Dielectrics Co. Ltd.	52,032	67,157
	Qisda Corp.	328,439	521,612
	QST International Corp.	23,100	44,994
	Qualipoly Chemical Corp.	34,198	39,789
	Quang Viet Enterprise Co. Ltd.	27,000	106,249
	Quanta Computer, Inc.	136,715	1,040,108
#	Quanta Storage, Inc.	88,000	301,559
	Quintain Steel Co. Ltd.	44,000	23,888
#	Radiant Opto-Electronics Corp.	143,144	549,708
	Radium Life Tech Co. Ltd.	290,537	83,593
	Rafael Microelectronics, Inc.	11,024	49,378
	Raydium Semiconductor Corp.	18,000	189,622
	Realtek Semiconductor Corp.	63,268	868,927
	Rechi Precision Co. Ltd.	173,173	131,104
	Reward Wool Industry Corp.	34,000	25,704
*	Rexon Industrial Corp. Ltd.	58,000	65,847
	Rich Development Co. Ltd.	285,254	87,247
*	Ritek Corp.	325,288	94,817
	Rodex Fasteners Corp.	25,000	34,386
*††	Roo Hsing Co. Ltd.	282,000	35,086
	Ruentex Development Co. Ltd.	384,168	435,923
	Ruentex Engineering & Construction Co.	25,110	82,309
	Ruentex Industries Ltd.	196,963	389,065
	Run Long Construction Co. Ltd.	29,337	76,201
	Sakura Development Co. Ltd.	101,000	158,848
	Sampo Corp.	151,200	133,622
	San Fang Chemical Industry Co. Ltd.	92,992	70,169
	San Far Property Ltd.	120,248	54,346
	San Shing Fastech Corp.	50,479	92,051
	Sanitar Co. Ltd.	24,000	28,493
	Sanyang Motor Co. Ltd.	112,684	283,504
*	Savior Lifetec Corp.	119,447	65,651
	Scan-D Corp.	11,000	15,350
	SCI Pharmtech, Inc.	13,500	44,248
	Scientech Corp.	18,000	143,448
	ScinoPharm Taiwan Ltd.	70,000	71,083
	SDI Corp.	57,000	193,895
	Sea & Land Integrated Corp.	37,700	24,920
	Sea Sonic Electronics Co. Ltd.	16,000	52,544
	Senao International Co. Ltd.	44,000	49,735
#	Senao Networks, Inc.	13,000	132,538
#	Sensortek Technology Corp.	12,000	116,434
	Sercomm Corp.	108,000	420,765
#	Sesoda Corp.	97,315	105,812
	Shanghai Commercial & Savings Bank Ltd.	557,799	781,896
	Shan-Loong Transportation Co. Ltd.	48,000	50,244
	Sharehope Medicine Co. Ltd.	36,946	44,930
	Sheng Yu Steel Co. Ltd.	53,000	41,461
	ShenMao Technology, Inc.	57,435	124,996
	Shieh Yih Machinery Industry Co. Ltd.	24,000	23,323
	Shih Her Technologies, Inc.	29,000	64,658
	Shih Wei Navigation Co. Ltd.	208,709	130,285
	Shihlin Electric & Engineering Corp.	39,000	184,170
	Shin Hsiung Natural Gas Co. Ltd.	13,800	30,348
*	Shin Kong Financial Holding Co. Ltd.	3,074,244	943,602
	Shin Ruenn Development Co. Ltd.	56,335	84,175
	Shin Shin Natural Gas Co.	18,000	23,525
	Shin Zu Shing Co. Ltd.	79,630	215,244

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Shining Building Business Co. Ltd.	198,397	$65,093
	Shinkong Insurance Co. Ltd.	108,000	185,934
	Shinkong Synthetic Fibers Corp.	577,191	315,152
	Shinkong Textile Co. Ltd.	73,800	106,419
	Shiny Chemical Industrial Co. Ltd.	34,602	153,335
	ShunSin Technology Holding Ltd.	12,000	38,830
*	Shuttle, Inc.	167,000	83,366
#	Sigurd Microelectronics Corp.	250,538	422,493
	Silergy Corp.	69,000	729,839
	Silicon Integrated Systems Corp.	278,300	179,488
*	Silicon Optronics, Inc.	6,000	15,370
	Simplo Technology Co. Ltd.	51,400	503,108
	Sinbon Electronics Co. Ltd.	35,917	385,187
	Sincere Navigation Corp.	137,240	82,457
	Singatron Enterprise Co. Ltd.	49,000	51,162
	Single Well Industrial Corp.	17,000	13,235
	Sinher Technology, Inc.	29,000	32,320
#	Sinkang Industries Co. Ltd.	25,000	13,832
	Sinmag Equipment Corp.	17,979	75,588
	Sino-American Silicon Products, Inc.	180,000	984,235
	Sinon Corp.	181,000	209,265
	SinoPac Financial Holdings Co. Ltd.	1,691,646	1,004,570
	Sinopower Semiconductor, Inc.	9,000	28,998
	Sinyi Realty, Inc.	150,549	139,072
	Sirtec International Co. Ltd.	40,600	38,160
	Sitronix Technology Corp.	41,434	291,026
	Siward Crystal Technology Co. Ltd.	79,000	87,532
	Soft-World International Corp.	25,000	80,383
	Solar Applied Materials Technology Corp.	174,339	208,752
#	Solomon Technology Corp.	71,000	90,239
	Solteam, Inc.	40,850	54,698
	Sonix Technology Co. Ltd.	66,000	97,092
	Southeast Cement Co. Ltd.	85,000	54,400
	Speed Tech Corp.	54,000	89,920
	Spirox Corp.	35,000	48,264
	Sporton International, Inc.	34,740	266,064
	Sports Gear Co. Ltd.	27,000	54,994
	St Shine Optical Co. Ltd.	22,000	151,477
	Standard Chemical & Pharmaceutical Co. Ltd.	30,000	61,533
	Standard Foods Corp.	209,642	264,967
	Stark Technology, Inc.	31,200	123,340
*	STL Technology Co. Ltd.	16,000	19,966
#	Sun Race Sturmey-Archer, Inc.	26,000	30,347
*	Sun Yad Construction Co. Ltd.	72,123	27,007
	Sunfun Info Co. Ltd.	2,920	16,436
	Sunjuice Holdings Co. Ltd.	7,000	66,823
#*	Sunko INK Co. Ltd.	68,200	31,302
	SunMax Biotechnology Co. Ltd.	12,000	76,314
	Sunny Friend Environmental Technology Co. Ltd.	35,982	154,617
#	Sunonwealth Electric Machine Industry Co. Ltd.	92,000	387,735
	Sunplus Innovation Technology, Inc.	8,000	32,159
	Sunplus Technology Co. Ltd.	199,000	195,343
	Sunrex Technology Corp.	59,631	80,520
	Sunspring Metal Corp.	50,625	35,861
	Superior Plating Technology Co. Ltd.	20,000	39,929
#	Supreme Electronics Co. Ltd.	196,833	302,780
#	Swancor Holding Co. Ltd.	33,000	92,761
	Sweeten Real Estate Development Co. Ltd.	76,642	63,464
	Symtek Automation Asia Co. Ltd.	26,421	94,719

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Syncmold Enterprise Corp.	51,000	$93,860
*	SYNergy ScienTech Corp.	29,000	23,204
	Syngen Biotech Co. Ltd.	5,000	27,095
	Synnex Technology International Corp.	278,967	525,778
*	Sysgration	19,000	23,478
	Systex Corp.	77,000	288,679
#	T3EX Global Holdings Corp.	61,000	140,480
	TA Chen Stainless Pipe	697,298	877,425
	Ta Liang Technology Co. Ltd.	19,000	24,383
#	Ta Ya Electric Wire & Cable	266,677	320,593
	Ta Yih Industrial Co. Ltd.	16,000	18,709
	Tah Hsin Industrial Corp.	24,024	54,183
	TA-I Technology Co. Ltd.	48,936	70,777
*	Tai Tung Communication Co. Ltd.	55,227	30,577
	Taichung Commercial Bank Co. Ltd.	1,022,886	485,568
	TaiDoc Technology Corp.	28,458	167,480
#	Taiflex Scientific Co. Ltd.	86,540	115,949
	Taimide Tech, Inc.	46,117	72,500
	Tainan Enterprises Co. Ltd.	43,000	33,986
#	Tainan Spinning Co. Ltd.	498,568	246,930
	Tai-Saw Technology Co. Ltd.	42,000	37,315
	Taishin Financial Holding Co. Ltd.	1,959,225	1,139,799
	TaiSol Electronics Co. Ltd.	28,000	60,747
	Taisun Enterprise Co. Ltd.	42,000	35,018
	Taita Chemical Co. Ltd.	54,050	34,545
	TAI-TECH Advanced Electronics Co. Ltd.	25,000	92,860
	Taiwan Business Bank	1,657,983	761,210
	Taiwan Chelic Corp. Ltd.	7,000	12,045
	Taiwan Chinsan Electronic Industrial Co. Ltd.	40,419	46,306
	Taiwan Cooperative Financial Holding Co. Ltd.	1,184,992	1,109,263
*	Taiwan Environment Scientific Co. Ltd.	11,715	26,021
	Taiwan Fertilizer Co. Ltd.	168,000	343,399
*	Taiwan Fire & Marine Insurance Co. Ltd.	106,520	77,965
	Taiwan FU Hsing Industrial Co. Ltd.	71,000	96,648
*	Taiwan Glass Industry Corp.	243,442	167,417
	Taiwan High Speed Rail Corp.	311,000	298,684
	Taiwan Hon Chuan Enterprise Co. Ltd.	150,455	515,952
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	72,000	92,495
	Taiwan IC Packaging Corp.	38,000	17,577
*††	Taiwan Kolin Co. Ltd.	292,000	0
††	Taiwan Land Development Corp.	335,217	5,360
	Taiwan Line Tek Electronic	27,000	28,315
	Taiwan Mask Corp.	83,000	201,381
	Taiwan Mobile Co. Ltd.	246,800	741,592
	Taiwan Navigation Co. Ltd.	88,000	77,342
	Taiwan Paiho Ltd.	148,068	273,069
	Taiwan PCB Techvest Co. Ltd.	158,733	219,503
#	Taiwan Sakura Corp.	85,600	171,908
	Taiwan Sanyo Electric Co. Ltd.	51,800	63,823
	Taiwan Secom Co. Ltd.	58,795	204,939
#	Taiwan Semiconductor Co. Ltd.	106,000	299,105
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	327,917	32,512,971
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,252,214	40,669,577
#	Taiwan Shin Kong Security Co. Ltd.	120,251	153,844
	Taiwan Steel Union Co. Ltd.	9,000	25,849
	Taiwan Styrene Monomer	218,164	113,919
	Taiwan Surface Mounting Technology Corp.	139,845	403,115
	Taiwan Taxi Co. Ltd.	16,800	62,114
#*	Taiwan TEA Corp.	257,648	237,623

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Union Technology Corp.	124,000	$493,885
#	Taiwan-Asia Semiconductor Corp.	138,043	237,469
	Taiyen Biotech Co. Ltd.	51,712	57,535
*	Tang Eng Iron Works Co. Ltd.	36,000	34,444
*	Tatung Co. Ltd.	291,688	460,259
	TBI Motion Technology Co. Ltd.	27,000	33,516
#	TCI Co. Ltd.	39,153	214,245
	Te Chang Construction Co. Ltd.	37,247	101,397
	Teco Electric & Machinery Co. Ltd.	315,000	540,073
	Tehmag Foods Corp.	8,470	77,363
	TEKOM Technologies, Inc.	6,000	21,303
	Tera Autotech Corp.	22,701	24,423
	Test Research, Inc.	75,571	146,960
	Test Rite International Co. Ltd.	77,568	49,509
*	Tex-Ray Industrial Co. Ltd.	72,000	28,530
	Thermaltake Technology Co. Ltd.	18,096	29,316
#	Thinking Electronic Industrial Co. Ltd.	37,000	188,821
	Thye Ming Industrial Co. Ltd.	54,700	93,174
	Ting Sin Co. Ltd.	38,773	11,974
	Tofu Restaurant Co. Ltd.	8,360	68,441
	Ton Yi Industrial Corp.	396,300	224,796
	Tong Hsing Electronic Industries Ltd.	72,794	366,156
	Tong Ming Enterprise Co. Ltd.	16,000	17,742
	Tong Yang Industry Co. Ltd.	201,640	390,076
	Tong-Tai Machine & Tool Co. Ltd.	101,711	66,080
	Top Union Electronics Corp.	52,064	59,546
	Topco Scientific Co. Ltd.	73,307	419,965
	Topco Technologies Corp.	19,122	41,957
	Topkey Corp.	33,000	179,770
	Topoint Technology Co. Ltd.	73,386	78,961
	Toung Loong Textile Manufacturing	43,860	34,246
	TPK Holding Co. Ltd.	147,000	183,416
	Trade-Van Information Services Co.	25,000	52,154
	Transart Graphics Co. Ltd.	15,000	25,650
	Transcend Information, Inc.	87,890	199,307
	Transcom, Inc.	8,000	45,852
	Tripod Technology Corp.	121,170	652,239
	Trusval Technology Co. Ltd.	5,000	11,740
	Tsang Yow Industrial Co. Ltd.	30,000	23,582
	Tsann Kuen Enterprise Co. Ltd.	35,081	48,035
	TSC Auto ID Technology Co. Ltd.	15,070	136,818
	TSEC Corp.	60,000	59,715
	TSRC Corp.	278,452	222,609
	TST Group Holding Ltd.	4,800	24,472
	Ttet Union Corp.	12,000	55,557
	TTFB Co. Ltd.	6,575	62,933
#	TTY Biopharm Co. Ltd.	104,000	253,366
*	Tul Corp.	29,000	84,304
	Tung Ho Steel Enterprise Corp.	295,448	526,056
	Tung Ho Textile Co. Ltd.	49,000	27,853
	Tung Thih Electronic Co. Ltd.	34,000	149,681
	Turvo International Co. Ltd.	14,843	53,209
	TXC Corp.	149,204	420,428
	TYC Brother Industrial Co. Ltd.	83,091	88,222
*	Tycoons Group Enterprise	181,385	52,194
	Tyntek Corp.	117,922	81,226
	UDE Corp.	37,000	77,426
	Ultra Chip, Inc.	5,000	16,459
	U-Ming Marine Transport Corp.	228,000	309,250

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Unic Technology Corp.	34,000	$25,118
	Unictron Technologies Corp.	8,000	23,454
	Unimicron Technology Corp.	398,312	2,351,557
	Union Bank Of Taiwan	600,686	297,445
	Uni-President Enterprises Corp.	777,577	1,865,459
	Unitech Computer Co. Ltd.	27,000	29,835
*	Unitech Printed Circuit Board Corp.	273,061	153,761
	United Integrated Services Co. Ltd.	78,400	551,498
	United Microelectronics Corp.	2,594,081	3,898,123
*	United Orthopedic Corp.	36,141	84,167
	United Radiant Technology	48,000	29,888
#	United Recommend International Co. Ltd.	16,500	43,391
*	United Renewable Energy Co. Ltd.	541,347	307,146
*††	Unity Opto Technology Co. Ltd.	275,593	0
	Univacco Technology, Inc.	28,000	22,981
#*	Universal Microelectronics Co. Ltd.	24,000	25,235
	Universal Textile Co. Ltd.	16,000	9,678
*	Universal Vision Biotechnology Co. Ltd.	16,800	209,628
	UPC Technology Corp.	385,532	205,951
*	UPI Semiconductor Corp.	15,000	117,951
	Userjoy Technology Co. Ltd.	22,453	55,205
	USI Corp.	399,332	296,441
	U-Tech Media Corp.	37,000	18,021
	Utechzone Co. Ltd.	23,000	59,565
#	UVAT Technology Co. Ltd.	14,000	24,649
	Value Valves Co. Ltd.	14,000	44,583
#	Vanguard International Semiconductor Corp.	323,000	796,374
	Ve Wong Corp.	43,000	58,111
	Ventec International Group Co. Ltd., Class C	32,000	84,716
	VIA Labs, Inc.	5,000	36,515
	Via Technologies, Inc.	9,000	38,307
	Viking Tech Corp.	24,000	40,083
	VisEra Technologies Co. Ltd.	6,000	44,145
#	Visual Photonics Epitaxy Co. Ltd.	28,757	121,669
	Voltronic Power Technology Corp.	17,017	949,558
#	Wafer Works Corp.	258,000	349,508
	Waffer Technology Corp.	30,224	111,940
	Wah Hong Industrial Corp.	43,694	42,773
	Wah Lee Industrial Corp.	95,480	246,126
	Walsin Lihwa Corp.	502,764	641,792
	Walsin Technology Corp.	143,345	433,314
	Walton Advanced Engineering, Inc.	140,000	65,114
	Wan Hai Lines Ltd.	324,355	521,343
	WAN HWA Enterprise Co.	40,000	16,490
#*	WEI Chih Steel Industrial Co. Ltd.	39,000	30,211
	Wei Chuan Foods Corp.	176,000	111,064
	Weikeng Industrial Co. Ltd.	206,725	227,575
	Well Shin Technology Co. Ltd.	46,160	72,348
	WELLELL, Inc.	29,000	28,564
*	Wha Yu Industrial Co. Ltd.	58,000	35,518
	Wholetech System Hitech Ltd.	24,000	35,995
	Win Semiconductors Corp.	71,141	371,498
	Winbond Electronics Corp.	1,186,474	1,112,115
	Winmate, Inc.	14,000	62,225
	Winstek Semiconductor Co. Ltd.	34,000	91,411
*††	Wintek Corp.	461,871	0
	WinWay Technology Co. Ltd.	8,000	200,125
	Wisdom Marine Lines Co. Ltd.	272,501	395,906
	Wistron Corp.	441,017	1,990,632

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Wistron Information Technology & Services Corp.	22,385	$112,191
	Wistron NeWeb Corp.	138,102	491,257
	Wiwynn Corp.	12,000	681,469
	Wonderful Hi-Tech Co. Ltd.	69,683	85,436
*	Wowprime Corp.	32,000	300,660
#	WPG Holdings Ltd.	418,779	673,086
	WT Microelectronics Co. Ltd.	139,089	303,965
	WUS Printed Circuit Co. Ltd.	80,712	115,497
	XAC Automation Corp.	37,000	27,029
	XinTec, Inc.	79,000	315,432
	Xxentria Technology Materials Corp.	66,232	149,362
	Yageo Corp.	60,380	885,191
	Yang Ming Marine Transport Corp.	597,000	885,593
	Yankey Engineering Co. Ltd.	13,431	119,907
	YC INOX Co. Ltd.	173,767	151,658
	YCC Parts Manufacturing Co. Ltd.	23,000	33,121
	Yea Shin International Development Co. Ltd.	95,969	75,738
	Yem Chio Co. Ltd.	213,061	100,710
	Yen Sun Technology Corp.	17,000	25,007
	Yeong Guan Energy Technology Group Co. Ltd.	35,669	65,778
#	YFC-Boneagle Electric Co. Ltd.	54,704	43,775
#	YFY, Inc.	325,891	382,544
	Yi Jinn Industrial Co. Ltd.	81,100	44,910
#	Yieh Phui Enterprise Co. Ltd.	429,731	204,898
	YONGGU Group, Inc.	19,000	23,169
	Yonyu Plastics Co. Ltd.	39,000	39,545
	Young Fast Optoelectronics Co. Ltd.	50,298	56,466
*	Young Optics, Inc.	15,000	32,379
	Youngtek Electronics Corp.	54,257	117,551
	Yuan High-Tech Development Co. Ltd.	8,400	39,892
	Yuanta Financial Holding Co. Ltd.	1,630,147	1,267,647
	Yuanta Futures Co. Ltd.	34,968	60,134
	Yuen Chang Stainless Steel Co. Ltd., Class C	57,837	33,273
	Yuen Foong Yu Consumer Products Co. Ltd.	36,000	43,806
	Yulon Finance Corp.	99,213	599,679
	Yulon Motor Co. Ltd.	155,141	405,761
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	23,362	56,147
#	Yungshin Construction & Development Co. Ltd.	59,000	142,379
	YungShin Global Holding Corp.	98,000	136,332
	Yusin Holding Corp.	11,000	36,109
	Zeng Hsing Industrial Co. Ltd.	29,906	100,994
	Zenitron Corp.	88,000	87,612
	Zero One Technology Co. Ltd.	61,422	133,461
	Zhen Ding Technology Holding Ltd.	252,000	844,461
*	Zhong Yang Technology Co. Ltd.	6,000	7,132
	Zig Sheng Industrial Co. Ltd.	158,231	50,198
*	Zinwell Corp.	147,010	99,187
	Zippy Technology Corp.	45,000	75,424
	Zyxel Group Corp.	143,826	248,103
TOTAL TAIWAN			291,139,617
THAILAND — (1.7%)
	AAPICO Hitech PCL	122,332	118,834
*	Absolute Clean Energy PCL	859,800	46,973
	Advanced Info Service PCL	169,200	1,117,166
	Advanced Information Technology PCL, Class F	454,000	66,319
	AEON Thana Sinsap Thailand PCL	42,500	193,697
	After You PCL	87,400	26,300
*	Airports of Thailand PCL	385,000	804,222

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	AJ Plast PCL	66,600	$17,220
	Allianz Ayudhya Capital PCL	16,500	18,679
	AMA Marine PCL	65,800	8,535
	Amata Corp. PCL	399,400	274,211
	AP Thailand PCL	661,402	235,741
	Asia Plus Group Holdings PCL	764,400	63,870
*	Asia Precision PCL	183,600	20,812
	Asia Sermkij Leasing PCL, NVDR	111,500	79,809
	Asian Insulators PCL	149,155	20,568
	Asian Sea Corp. PCL, Class F	76,100	17,786
	Asphere Innovations PCL	32,600	11,143
	Asset World Corp. PCL	997,500	130,557
	Assetwise PCL	41,400	10,402
	Bangchak Corp. PCL	414,200	462,861
	Bangkok Bank PCL	170,600	854,776
	Bangkok Commercial Asset Management PCL	342,100	109,940
	Bangkok Expressway & Metro PCL	783,135	208,203
	Bangkok Insurance PCL	28,780	258,971
	Bangkok Land PCL	5,069,000	119,954
	Bangkok Life Assurance PCL, NVDR	88,940	62,881
*	Bangkok Ranch PCL	394,200	32,938
	BCPG PCL	296,300	83,535
	BEC World PCL	427,599	101,813
	Berli Jucker PCL	176,100	180,068
*	Better World Green PCL	1,839,200	34,926
*	Beyond Securities PCL	75,400	14,429
	BG Container Glass PCL	130,800	35,921
*	Bound & Beyond PCL	67,200	26,308
	Brooker Group PCL	727,700	8,717
	BTS Group Holdings PCL	992,900	234,963
	Business Online PCL	47,600	14,045
	Cal-Comp Electronics Thailand PCL, Class F	1,542,578	89,232
	Central Pattana PCL	187,600	372,693
*	Central Plaza Hotel PCL	84,000	115,955
	Central Retail Corp. PCL	351,566	423,683
	CH Karnchang PCL	255,572	160,532
	Charoen Pokphand Foods PCL	868,993	515,373
	CIMB Thai Bank PCL	820,700	17,503
	CK Power PCL	287,400	29,052
	Com7 PCL, Class F	252,600	206,633
	Communication & System Solution PCL	227,000	7,826
	CP ALL PCL	314,100	582,708
	Delta Electronics Thailand PCL	247,700	817,737
*	Demco PCL	239,100	21,515
*	Demco PCL	47,820	0
	Dhipaya Group Holdings PCL	214,400	270,907
	Diamond Building Products PCL	152,800	36,382
#	Dohome PCL	224,313	63,240
	Don Muang Tollway PCL	118,500	43,621
	Dynasty Ceramic PCL	1,772,400	106,669
	Eastern Polymer Group PCL, Class F	402,600	77,629
*	Eastern Power Group PCL	80,900	7,043
	Eastern Water Resources Development & Management PCL, Class F	345,900	47,092
	Ekachai Medical Care PCL	148,280	33,357
	Energy Absolute PCL	236,600	428,564
	Esso Thailand PCL	412,400	113,857
	Exotic Food PCL, Class F	73,900	52,032
	Forth Corp. PCL	69,500	61,929
	Forth Smart Service PCL	143,900	38,677

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Fortune Parts Industry PCL, Class F	205,200	$14,867
	GFPT PCL	193,100	68,262
	Global Green Chemicals PCL, Class F	54,700	18,857
*	Green Tech Ventures PCL, Class F	2,983,500	17,433
*††	Group Lease PCL, NVDR	135,800	484
	Gunkul Engineering PCL	1,707,800	172,632
	Haad Thip PCL	19,500	21,079
	Hana Microelectronics PCL	147,701	218,992
	Home Product Center PCL	1,136,127	471,329
	Hwa Fong Rubber Thailand PCL, Class F	162,600	20,332
	ICC International PCL	27,800	36,142
	Ichitan Group PCL	300,200	128,925
	Index Livingmall PCL	52,700	35,258
	Indorama Ventures PCL	426,400	426,665
	Interlink Communication PCL	163,050	34,297
	Intouch Holdings PCL, Class F	12,500	28,120
	IRPC PCL	2,596,800	185,113
*	IT City PCL	52,200	4,758
*	Italian-Thai Development PCL	2,025,200	84,608
	JAS Asset PCL, Class F	89,000	6,240
#*	Jasmine International PCL	1,099,300	49,138
*	Jasmine Technology Solution PCL	13,500	11,635
	Jaymart Group Holdings PCL	142,900	70,972
	JMT Network Services PCL	77,237	87,439
	Jubilee Enterprise PCL	20,400	14,006
	Kang Yong Electric PCL	2,400	20,754
	Karmarts PCL	291,400	118,335
*	Kaset Thai International Sugar Corp. PCL, Class F	141,500	16,949
	Kasikornbank PCL	60,700	224,330
	KCE Electronics PCL	218,700	276,340
	KGI Securities Thailand PCL	761,400	102,769
	Kiatnakin Phatra Bank PCL	52,500	85,126
	Krung Thai Bank PCL	385,750	231,030
	Krungthai Card PCL	144,700	198,690
	Lalin Property PCL	208,900	53,402
	Lam Soon Thailand PCL	132,400	19,186
	Land & Houses PCL	1,263,800	313,839
	Land & Houses PCL, NVDR	64,820	16,097
	LH Financial Group PCL	774,100	24,199
*	Loxley PCL	697,570	36,480
	LPN Development PCL	545,600	66,628
	Major Cineplex Group PCL	180,500	80,682
*	Master Ad PCL	2,010,900	28,787
	MBK PCL	367,452	176,057
	MC Group PCL	194,800	67,724
	MCS Steel PCL	277,300	52,659
*	MDX PCL	208,600	19,502
	Mega Lifesciences PCL	65,300	73,925
	Minor International PCL	724,071	698,078
	MK Restaurants Group PCL	57,100	77,154
	Muang Thai Insurance PCL	5,800	19,063
	Muangthai Capital PCL	138,200	143,333
*	Nawarat Patanakarn PCL	995,100	14,827
	Netbay PCL	57,700	36,074
	Next Capital PCL	97,200	10,677
	Ngern Tid Lor PCL	267,800	171,342
	Noble Development PCL	419,800	51,511
	Northeast Rubber PCL	668,300	91,765
*	Nusasiri PCL	2,458,100	35,907

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Origin Property PCL, Class F	366,050	$112,289
	Osotspa PCL	196,200	167,662
	PCS Machine Group Holding PCL	188,600	25,236
	Plan B Media PCL, Class F	880,632	219,973
*	Platinum Group PCL, Class F	387,400	34,180
	Polyplex Thailand PCL	141,900	60,526
*	Power Solution Technologies PCL, Class F	235,800	7,991
	Precious Shipping PCL	413,700	113,612
	Premier Marketing PCL	152,600	39,010
	Prima Marine PCL	679,300	132,967
	Property Perfect PCL	4,335,345	46,863
*	PSG Corp. PCL	2,870,400	76,312
	PTG Energy PCL	354,800	111,948
	PTT Global Chemical PCL	334,156	385,616
	PTT Oil & Retail Business PCL	272,500	170,368
	Pylon PCL	130,000	12,533
	Quality Houses PCL	3,535,813	235,523
	R&B Food Supply PCL	98,600	29,094
*	Rabbit Holdings PCL, Class F	5,350,000	82,840
*	Raimon Land PCL	1,149,900	17,469
	Ratchthani Leasing PCL	1,018,543	95,222
	Regional Container Lines PCL	115,400	80,914
	RS PCL	209,220	87,407
*	S Hotels & Resorts PCL	455,800	38,085
	Sabina PCL	48,400	34,219
	Saha Pathana Inter-Holding PCL	18,700	37,833
	Sahakol Equipment PCL	579,600	19,473
	Sahamitr Pressure Container PCL	114,700	35,856
	Saha-Union PCL	37,800	33,958
*	Samart Corp. PCL	178,000	33,022
	Sansiri PCL	5,663,833	330,940
	Sappe PCL	44,100	113,378
	SC Asset Corp. PCL	883,396	118,720
	SCB X PCL	120,400	395,720
	SCG Ceramics PCL	291,200	18,546
	SCG Packaging PCL	103,900	122,936
	SCGJWD Logistics PCL	111,000	54,156
*	SEAFCO PCL	296,380	27,535
*	SEN X PCL	1,038,900	21,853
	Sena Development PCL	214,750	18,696
	Sermsang Power Corp. Co. Ltd.	98,882	20,944
*	Seven Utilities & Power PLC	1,601,400	19,182
	Siam Cement PCL	33,600	319,030
	Siam Global House PCL	207,689	100,117
*	Siam Wellness Group PCL, Class F	104,400	37,211
	Siamgas & Petrochemicals PCL	299,100	71,654
*	Simat Technologies PCL	176,000	8,330
	Singer Thailand PCL	172,900	40,410
	Singha Estate PCL	1,497,200	53,364
	Sino-Thai Engineering & Construction PCL	558,300	177,788
	SISB PCL	34,100	35,616
#*††	SMI Holdings Group Ltd.	323,197	0
	SNC Former PCL	138,100	41,153
	Somboon Advance Technology PCL	100,650	56,752
	SPCG PCL	215,700	80,032
	Sri Trang Agro-Industry PCL	376,400	179,245
	Sri Trang Gloves Thailand PCL	577,300	121,435
	Srinanaporn Marketing PCL	111,300	70,236
	Sriracha Construction PCL	62,500	11,047

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Srisawad Capital 1969 PCL	81,500	$10,048
#	Srisawad Corp. PCL	159,089	219,609
	Srivichai Vejvivat PCL	174,700	40,321
	Star Petroleum Refining PCL	532,300	136,073
	Starflex PCL	89,100	11,245
	Stars Microelectronics Thailand PCL	229,900	30,896
*	STP & I PCL	676,380	75,881
	Supalai PCL	373,625	231,409
*	Super Energy Corp. PCL	7,922,300	115,726
	Susco PCL	266,700	28,206
	SVI PCL	150,800	35,245
	Synnex Thailand PCL	100,900	34,784
*	Syntec Construction PCL	574,800	26,029
	Taokaenoi Food & Marketing PCL, Class F	205,600	68,476
	Tata Steel Thailand PCL	1,512,800	37,125
	Thai Oil PCL	389,114	582,612
	Thai President Foods PCL, Class F	4,100	22,878
*	Thai Reinsurance PCL	537,500	14,290
	Thai Rubber Latex Group PCL	370,700	13,863
	Thai Stanley Electric PCL, NVDR	3,900	22,560
	Thai Stanley Electric PCL, Class F	11,300	65,366
	Thai Union Group PCL, Class F	658,832	261,772
	Thai Vegetable Oil PCL	197,140	145,427
	Thai Wah PCL, Class F	229,800	29,003
	Thaicom PCL	163,000	62,859
	Thaifoods Group PCL, Class F	675,500	78,939
	Thaire Life Assurance PCL, Class F	363,401	35,248
	Thanachart Capital PCL	63,600	92,904
	Thitikorn PCL	120,700	24,508
	Thoresen Thai Agencies PCL	602,400	111,755
	Tipco Asphalt PCL	255,600	132,920
	TIPCO Foods PCL	117,300	40,781
	Tisco Financial Group PCL	43,100	126,547
	TKS Technologies PCL	157,730	40,551
	TMBThanachart Bank PCL	3,788,750	190,385
	TMT Steel PCL	169,300	35,859
	TOA Paint Thailand PCL	110,400	87,891
	TQM Alpha PCL	114,200	88,414
	Triple i Logistics PCL	127,853	45,570
*	Triton Holding PCL	4,399,200	19,279
	True Corp. PCL	2,396,203	507,540
*	TTCL PCL	174,000	21,045
	TTW PCL	334,200	84,944
	Union Auction PCL	87,100	26,464
*	Unique Engineering & Construction PCL	252,650	20,667
	United Paper PCL	138,000	45,961
	Univanich Palm Oil PCL	336,700	91,974
	Vanachai Group PCL	262,120	32,623
	VGI PCL	738,400	62,992
	WHA Corp. PCL	1,688,200	244,633
	WHA Utilities & Power PCL	374,300	39,586
	WICE Logistics PCL	87,900	22,342
	Workpoint Entertainment PCL	100,560	44,656
*	Xspring Capital PCL	2,003,800	73,762
	YGGDRAZIL Group PCL	81,100	18,718
TOTAL THAILAND			26,805,526
TURKEY — (0.9%)
	Adese Alisveris Merkezleri Ticaret AS	888,701	58,716

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Akbank TAS	943,233	$978,820
	Aksa Akrilik Kimya Sanayii AS	31,967	102,822
*	Aksigorta AS	116,759	19,206
	Alarko Holding AS	28,066	108,482
*	Albaraka Turk Katilim Bankasi AS	606,591	76,781
*	Alcatel-Lucent Teletas Telekomunikasyon AS	4,846	17,742
	Alkim Alkali Kimya AS	33,221	46,484
*	Anadolu Anonim Turk Sigorta Sirketi	99,227	84,240
	Anadolu Hayat Emeklilik AS	31,796	33,020
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS	2,341	19,267
*	Arcelik AS	17,190	98,520
	ARD Grup Bilisim Teknolojileri AS	82,766	35,209
*	Aydem Yenilenebilir Enerji AS, Class A	129,738	95,350
	Aygaz AS	13,133	57,876
*	Bagfas Bandirma Gubre Fabrikalari AS	35,078	43,262
	Bera Holding AS	325,590	179,913
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	66,474	71,570
	BIM Birlesik Magazalar AS	75,056	602,716
	Bogazici Beton Sanayi Ve Ticaret AS	38,420	36,979
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	8,118	93,697
	Borusan Yatirim ve Pazarlama AS	1,103	78,816
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	20,869	55,012
*	Bursa Cimento Fabrikasi AS	204,762	58,386
	Celebi Hava Servisi AS	946	29,557
*	Cemas Dokum Sanayi AS	355,741	37,507
	Cemtas Celik Makina Sanayi Ve Ticaret AS	109,278	46,243
	Coca-Cola Icecek AS	18,780	219,526
	Deva Holding AS	7,454	16,633
	Dogan Sirketler Grubu Holding AS	226,516	111,762
	Dogus Otomotiv Servis ve Ticaret AS	16,333	150,071
	Eczacibasi Yatirim Holding Ortakligi AS	6,780	55,575
	EGE Endustri VE Ticaret AS	229	54,662
	EGE Gubre Sanayii AS	7,948	27,147
*	EGE Seramik Sanayi ve Ticaret AS	92,683	26,604
Ω	Enerjisa Enerji AS	38,205	72,001
	Enka Insaat ve Sanayi AS	106,596	132,994
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	4,929	30,505
*	Eregli Demir ve Celik Fabrikalari TAS	170,486	263,728
	Escar Turizm Tasimacilik Ticaret AS	4,750	29,802
	Ford Otomotiv Sanayi AS	13,157	463,717
	Galata Wind Enerji AS	29,712	27,275
*	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	1	0
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	26,505	63,850
*	Global Yatirim Holding AS	240,086	115,158
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	3,147	20,907
*	Goodyear Lastikleri TAS	36,437	39,216
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	108,648	67,700
	GSD Holding AS	438,423	84,783
#*	Gubre Fabrikalari TAS	2,203	25,462
*	Hektas Ticaret TAS	38,468	43,581
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	40,073	32,113
*	Is Finansal Kiralama AS	163,643	69,624
*	Ittifak Holding AS	212,032	34,889
*	Izmir Demir Celik Sanayi AS	315,488	103,940
	Jantsa Jant Sanayi Ve Ticaret AS	5,321	29,540
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	11,740	33,012
*	Karel Elektronik Sanayi ve Ticaret AS	35,789	30,823
*	Karsan Otomotiv Sanayii Ve Ticaret AS	54,142	24,135
	Kartonsan Karton Sanayi ve Ticaret AS	6,006	18,833

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	378,691	$27,567
*	Kerevitas Gida Sanayi ve Ticaret AS	55,852	23,401
	Kervan Gida Sanayi Ve Ticaret AS	31,861	28,164
	Kontrolmatik Enerji Ve Muhendislik AS	5,605	43,653
*	Konya Cimento Sanayii AS	317	51,517
	Konya Kagit Sanayi VE Ticaret AS	6,523	11,672
	Kordsa Teknik Tekstil AS	27,607	92,501
	Koza Altin Isletmeleri AS	23,221	24,135
*	Koza Anadolu Metal Madencilik Isletmeleri AS	39,963	90,356
	Logo Yazilim Sanayi Ve Ticaret AS	13,678	46,063
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	66,140	214,250
*	Menderes Tekstil Sanayi ve Ticaret AS	86,587	30,446
*	Parsan Makina Parcalari Sanayii AS	3,183	14,189
*	Pegasus Hava Tasimaciligi AS	17,070	533,642
*	Peker Gayrimenkul Yatirim Ortakligi AS	112,691	60,398
*	Petkim Petrokimya Holding AS	235,010	156,812
	Polisan Holding AS	30,016	13,346
*	Reysas Tasimacilik ve Lojistik Ticaret AS	85,432	93,705
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	137,965	149,931
*	Sasa Polyester Sanayi AS	13,850	31,206
#	Sekerbank Turk AS	622,129	71,915
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	44,819	73,552
*	Sok Marketler Ticaret AS	104,300	176,160
*	TAV Havalimanlari Holding AS	40,897	170,464
	Tekfen Holding AS	114,703	190,842
*	Teknosa Ic Ve Dis Ticaret AS	65,096	62,584
	Tofas Turk Otomobil Fabrikasi AS	28,274	316,932
*	Tukas Gida Sanayi ve Ticaret AS	214,991	88,407
*	Tumosan Motor ve Traktor Sanayi AS	9,193	24,574
*	Turcas Petrol AS	20,640	12,467
*	Turk Hava Yollari AO	116,615	1,014,115
	Turk Prysmian Kablo ve Sistemleri AS	7,196	8,366
*	Turk Telekomunikasyon AS	33,823	26,744
	Turk Traktor ve Ziraat Makineleri AS	7,818	204,062
	Turkcell Iletisim Hizmetleri AS	342,153	656,393
#	Turkiye Garanti Bankasi AS	149,536	243,896
	Turkiye Petrol Rafinerileri AS	253,015	971,168
*	Turkiye Sigorta AS	79,738	49,028
*	Turkiye Sinai Kalkinma Bankasi AS	815,991	184,342
*	Turkiye Vakiflar Bankasi TAO, Class D	283,944	127,300
*	Ulker Biskuvi Sanayi AS	79,943	115,975
	Ulusoy Un Sanayi ve Ticaret AS	18,809	23,003
	Vestel Beyaz Esya Sanayi ve Ticaret AS	135,098	85,912
*	Vestel Elektronik Sanayi ve Ticaret AS	56,866	130,092
	Yapi ve Kredi Bankasi AS	838,083	442,957
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	58,973	77,501
	Ziraat Gayrimenkul Yatirim Ortakligi AS	196,996	36,552
*	Zorlu Enerji Elektrik Uretim AS	888,396	141,819
TOTAL TURKEY			13,149,837
UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi Commercial Bank PJSC	680,048	1,625,943
	Abu Dhabi Islamic Bank PJSC	398,433	1,219,513
	Abu Dhabi National Hotels	60,925	140,733
	Abu Dhabi National Insurance Co. PSC	78,793	126,136
	Abu Dhabi National Oil Co. for Distribution PJSC	629,226	667,977
	Abu Dhabi Ship Building Co. PJSC	25,815	28,111
	ADNOC Drilling Co. PJSC	467,107	500,944
	Agthia Group PJSC	198,804	286,835

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Air Arabia PJSC	1,129,920	$827,695
*	Ajman Bank PJSC	459,553	275,371
*	AL Seer Marine Supplies & Equipment Co. LLC	42,106	89,793
	AL Yah Satellite Communications Co-PJSC-Yah Sat	207,800	150,493
	Aldar Properties PJSC	737,125	1,037,354
*	Alpha Dhabi Holding PJSC	17,612	95,725
*	Amlak Finance PJSC	548,125	137,324
*††	Arabtec Holding PJSC	166,414	0
	Aramex PJSC	334,290	272,879
*	Deyaar Development PJSC	764,165	151,848
	Dubai Financial Market PJSC	406,819	183,932
	Dubai Investments PJSC	1,224,801	810,654
	Dubai Islamic Bank PJSC	965,945	1,512,718
	Emaar Development PJSC	579,387	1,000,039
	Emaar Properties PJSC	1,347,017	2,478,575
	Emirates Driving Co.	6,942	50,184
	Emirates Integrated Telecommunications Co. PJSC	315,407	473,923
	Emirates NBD Bank PJSC	489,106	2,263,150
	Emirates Telecommunications Group Co. PJSC	565,279	3,447,028
*	Eshraq Investments PJSC	809,972	128,572
	Fertiglobe PLC	458,621	446,887
	First Abu Dhabi Bank PJSC	461,044	1,837,454
*	Ghitha Holding PJSC	7,341	85,496
*	Gulf Navigation Holding PJSC	55,978	100,861
*	Gulf Pharmaceutical Industries PSC	59,324	14,043
*	Manazel PJSC	681,581	103,353
	National Corp. for Tourism & Hotels	26,237	22,145
*	Palms Sports PrJSC	20,701	56,226
*	RAK Properties PJSC	425,642	136,750
	Ras Al Khaimah Ceramics	298,761	218,799
*	Shuaa Capital PSC	809,045	90,786
*	Union Properties PJSC	1,109,921	123,249
TOTAL UNITED ARAB EMIRATES			23,219,498
UNITED STATES — (0.0%)
	Sempra	2,568	388,894
TOTAL COMMON STOCKS			1,520,663,537
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
*	Alpargatas SA	53,300	108,544
	Banco ABC Brasil SA, 8.291%	47,377	187,354
Ω	Banco BMG SA, 13.811%	55,700	32,863
	Banco Bradesco SA, 6.050%	273,305	962,889
	Banco do Estado do Rio Grande do Sul SA Class B, 6.032%	113,073	348,873
	Banco Pan SA, 2.703%	114,448	225,084
*	Braskem SA Class A	27,500	147,714
	Centrais Eletricas Brasileiras SA Class B, 3.424%	33,800	311,857
	Centrais Eletricas de Santa Catarina SA, 9.255%	5,750	74,004
	Cia de Ferro Ligas da Bahia FERBASA, 7.363%	16,495	177,028
	Cia de Saneamento do Parana, 8.871%	337,736	300,686
	Cia Energetica de Minas Gerais, 8.914%	314,120	841,641
	Cia Energetica do Ceara Class A, 1.619%	4,882	54,047
	Cia Paranaense de Energia, 4.394%	356,460	630,189
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 4.233%	49,803	264,352
	EMAE-Empresa Metropolitana de Aguas e Energia SA, 3.091%	600	8,154
	Eucatex SA Industria e Comercio, 6.083%	43,700	120,045
	Gerdau SA, 11.707%	224,280	1,387,299

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Grazziotin SA, 9.391%	3,000	$18,113
	Itau Unibanco Holding SA, 5.352%	598,919	3,627,394
	Marcopolo SA, 5.813%	260,737	288,375
	Raizen SA, 5.623%	318,500	280,192
	Randon SA Implementos e Participacoes, 4.114%	121,826	320,490
	Schulz SA, 4.413%	53,046	75,383
	Track & Field Co. SA, 1.647%	16,900	48,426
	Unipar Carbocloro SA Class B, 14.689%	24,459	418,654
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.547%	278,986	426,554
TOTAL BRAZIL			11,686,204
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 4.112%	76,479	116,230
	Embotelladora Andina SA Class B, 6.537%	59,151	162,532
TOTAL CHILE			278,762
COLOMBIA — (0.0%)
	Banco Davivienda SA, 5.244%	6,061	30,684
	Grupo Aval Acciones y Valores SA, 3.557%	1,029,645	132,874
	Grupo de Inversiones Suramericana SA, 7.419%	15,050	53,391
TOTAL COLOMBIA			216,949
INDIA — (0.0%)
*	Sundaram-Clayton Ltd.	322,132	39,949
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	75,375	49,267
TOTAL PREFERRED STOCKS			12,271,131
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco ABC Brasil SA Rights 08/03/23	2,324	2,064
*	Diagnosticos da America SA Warrants 04/30/25	450	292
TOTAL BRAZIL			2,356
SOUTH KOREA — (0.0%)
*	BGFecomaterials Co. Ltd. Rights 08/08/23	1,357	383
*	CJ CGV Co. Ltd. Rights 09/07/23	16,362	43,772
*	Macquarie Korea Infrastructure Fund Rights 08/02/23	5,752	0
TOTAL SOUTH KOREA			44,155
TAIWAN — (0.0%)
*	Jinan Acetate Chemical Co. Ltd. Rights 08/15/23	329	4,254
*	PChome Online, Inc. Rights	5,208	837
*	Pegavision Corp. Rights 07/17/23	1,199	2,651
*	Shih Wei Navigation Co. Ltd. Rights	9,043	446
*	Symtek Automation Asia Co. Ltd. Rights 06/26/23	1,068	663
TOTAL TAIWAN			8,851
THAILAND — (0.0%)
*	Better World Green PCL Warrants 03/13/24	306,533	0
*	Nusa W5 Warrants 06/13/24	491,620	0
*	Sav Rates Rec (F) Rights	1,780	0

Emerging Markets Social Core Equity Portfolio
CONTINUED
	Shares	Value»

UNITED ARAB EMIRATES — (0.0%)
* Ajman Bank PJSC Rights	116,283	$31,027
TOTAL RIGHTS/WARRANTS		86,389
TOTAL INVESTMENT SECURITIES (Cost $1,190,054,715)		1,533,021,057

			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	1,268,547	14,673,277
TOTAL INVESTMENTS — (100.0%)
(Cost $1,204,727,118)^^			$1,547,694,334
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$53,521,230	$1,102,857	—	$54,624,087
Chile	2,645,411	6,420,158	—	9,065,569
China	30,874,715	369,173,471	$1,037,796	401,085,982
Colombia	1,492,581	60,502	—	1,553,083
Czech Republic	—	812,692	—	812,692
Egypt	7,973	404,790	—	412,763
Greece	69,963	7,306,489	—	7,376,452
Hong Kong	—	20,100	3,550	23,650
Hungary	—	2,344,148	—	2,344,148
India	14,532,434	226,493,363	668	241,026,465
Indonesia	1,062,702	23,875,275	36,853	24,974,830
Kuwait	6,027,377	581,063	—	6,608,440
Malaysia	—	21,209,296	—	21,209,296
Mexico	39,223,878	594,406	—	39,818,284
Peru	759,388	—	—	759,388
Philippines	85,300	10,175,097	38,242	10,298,639
Poland	—	15,810,825	—	15,810,825
Qatar	—	14,188,788	—	14,188,788
Saudi Arabia	97,615	57,021,324	—	57,118,939
South Africa	5,955,308	44,984,547	—	50,939,855
South Korea	3,164,971	202,532,350	210,669	205,907,990
Taiwan	33,103,569	257,995,602	40,446	291,139,617
Thailand	23,857,513	2,947,529	484	26,805,526
Turkey	—	13,149,837	—	13,149,837
United Arab Emirates	—	23,219,498	—	23,219,498
United States	—	388,894	—	388,894
Preferred Stocks
Brazil	11,653,341	32,863	—	11,686,204
Chile	—	278,762	—	278,762
Colombia	216,949	—	—	216,949
India	39,949	—	—	39,949
Philippines	—	49,267	—	49,267
Rights/Warrants
Brazil	—	2,356	—	2,356
South Korea	—	44,155	—	44,155
Taiwan	—	8,851	—	8,851

Emerging Markets Social Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Arab Emirates	—	$31,027	—	$31,027
Securities Lending Collateral	—	14,673,277	—	14,673,277
TOTAL	$228,392,167	$1,317,933,459	$1,368,708^	$1,547,694,334

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

VA U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (93.1%)
COMMUNICATION SERVICES — (3.0%)
*	AMC Networks, Inc., Class A	14,134	$178,371
#*	Angi, Inc.	18,901	73,147
	ATN International, Inc.	8,597	312,415
*	Bandwidth, Inc., Class A	7,874	119,291
*	Boston Omaha Corp., Class A	10,676	208,396
*	Bumble, Inc., Class A	18,717	346,639
	Cable One, Inc.	74	53,572
*	Cargurus, Inc.	16,795	380,575
*	Cars.com, Inc.	26,953	614,798
*	comScore, Inc.	43,063	33,339
*	Consolidated Communications Holdings, Inc.	31,699	113,482
*	Cumulus Media, Inc., Class A	5,163	32,733
*	Daily Journal Corp.	333	96,410
#	DallasNews Corp.	1,691	7,779
*	DHI Group, Inc.	22,706	85,602
*	DISH Network Corp., Class A	2,885	22,878
*	EchoStar Corp., Class A	17,359	337,285
#	Entravision Communications Corp., Class A	31,641	151,244
*	EW Scripps Co., Class A	33,487	330,182
*	FG Group Holdings, Inc.	3,604	5,838
*	Fluent, Inc.	20,680	13,442
#*	Frontier Communications Parent, Inc.	19,475	354,640
*	Gaia, Inc.	2,866	6,735
#*	Gannett Co., Inc.	53,551	151,014
»	GCI Liberty, Inc.	584	528
	Gray Television, Inc.	34,432	326,071
#*	iHeartMedia, Inc., Class A	5,317	25,149
*	Integral Ad Science Holding Corp.	9,103	189,798
	John Wiley & Sons, Inc., Class A	14,933	511,157
*	Liberty Broadband Corp., Class A	2,309	205,108
*	Liberty Broadband Corp., Class C	3,654	325,681
#*	Liberty Latin America Ltd., Class A	18,962	159,281
#*	Liberty Latin America Ltd., Class C	73,797	613,991
*	Liberty Media Corp.-Liberty SiriusXM, Class A	3,221	102,106
*	Liberty Media Corp.-Liberty SiriusXM, Class C	7,457	237,356
*	Lions Gate Entertainment Corp., Class A	27,556	211,630
*	Lions Gate Entertainment Corp., Class B	64,596	472,843
#	Lumen Technologies, Inc.	105,160	188,236
*	Madison Square Garden Entertainment Corp.	8,035	279,939
#*	Magnite, Inc.	43,185	653,389
*	Marchex, Inc., Class B	494	968
#	Marcus Corp.	12,889	201,068
	News Corp., Class A	94,600	1,874,972
#	News Corp., Class B	46,938	943,923
	Nexstar Media Group, Inc.	10,495	1,959,626
	Paramount Global, Class A	1,850	35,631
	Paramount Global, Class B	20,538	329,224
*	Playstudios, Inc.	4,459	21,983
#*	PubMatic, Inc., Class A	8,725	174,413
*	QuinStreet, Inc.	17,191	152,656
*	Quotient Technology, Inc.	5,718	22,529
*	Reading International, Inc., Class A	5,626	14,965
	Saga Communications, Inc., Class A	2,918	63,146

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Scholastic Corp.	14,907	$643,833
	Shenandoah Telecommunications Co.	22,972	428,887
#	Sinclair, Inc.	15,938	221,698
#*	Sphere Entertainment Co.	8,035	341,086
	Spok Holdings, Inc.	6,453	94,601
	TEGNA, Inc.	40,283	680,783
	Telephone & Data Systems, Inc.	47,719	382,706
*	Thryv Holdings, Inc.	10,781	255,510
*	TripAdvisor, Inc.	16,881	314,831
*	TrueCar, Inc.	45,030	110,323
*	U.S. Cellular Corp.	20,954	371,095
*	Urban One, Inc.	7,214	40,976
*	Urban One, Inc.	2,835	16,245
*	Vimeo, Inc.	10,488	43,211
*	WideOpenWest, Inc.	20,225	166,654
*	Yelp, Inc.	4,318	194,526
*	Ziff Davis, Inc.	2,675	193,991
TOTAL COMMUNICATION SERVICES			18,828,130
CONSUMER DISCRETIONARY — (14.5%)
*	1-800-Flowers.com, Inc., Class A	14,276	123,916
*	1stdibs.com, Inc.	8,976	36,622
#*	2U, Inc.	17,516	83,727
#	Aaron's Co., Inc.	11,321	179,098
#*	Abercrombie & Fitch Co., Class A	24,766	980,981
	Academy Sports & Outdoors, Inc.	27,131	1,622,163
#	Acushnet Holdings Corp.	2,888	172,211
*	Adient PLC	30,499	1,298,037
#	ADT, Inc.	59,463	379,374
*	Adtalem Global Education, Inc.	21,623	934,979
*	American Axle & Manufacturing Holdings, Inc.	58,417	552,041
	American Eagle Outfitters, Inc.	72,825	1,023,191
*	American Outdoor Brands, Inc.	6,121	58,150
*	American Public Education, Inc.	10,026	50,230
#*	America's Car-Mart, Inc.	3,267	389,165
	Ark Restaurants Corp.	411	7,353
*	Asbury Automotive Group, Inc.	5,076	1,145,146
*	Aterian, Inc.	5,055	2,483
	Autoliv, Inc.	5,661	571,365
*	AutoNation, Inc.	11,014	1,773,034
#*	Bally's Corp.	1,772	28,848
*	Barnes & Noble Education, Inc.	19,903	29,257
	Bassett Furniture Industries, Inc.	5,100	89,760
*	Beazer Homes USA, Inc.	13,044	438,670
#	Big 5 Sporting Goods Corp.	7,076	67,717
	Big Lots, Inc.	13,098	134,255
*	Biglari Holdings, Inc., Class A	30	30,187
*	Biglari Holdings, Inc., Class B	863	175,327
*	BJ's Restaurants, Inc.	10,828	407,783
*	Boot Barn Holdings, Inc.	4,139	388,652
	BorgWarner, Inc.	70,277	3,267,881
	Brunswick Corp.	4,596	396,681
	Build-A-Bear Workshop, Inc.	5,942	145,876
#	Caleres, Inc.	13,403	362,417
*	Capri Holdings Ltd.	19,485	719,191
*	CarParts.com, Inc.	12,410	62,298
	Carriage Services, Inc.	2,131	68,980
*	Carrols Restaurant Group, Inc.	20,081	118,277
	Cato Corp., Class A	9,508	80,818

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Cavco Industries, Inc.	2,709	$800,916
*	Century Casinos, Inc.	4,358	34,646
	Century Communities, Inc.	13,543	1,045,790
*	Chegg, Inc.	24,710	250,312
*	Chico's FAS, Inc.	39,956	243,732
#*	Children's Place, Inc.	3,960	124,502
#*	Chuy's Holdings, Inc.	8,671	360,627
*	Citi Trends, Inc.	3,912	73,741
#	Clarus Corp.	4,620	41,118
*	Conn's, Inc.	12,692	62,445
*	Container Store Group, Inc.	24,013	87,888
*	Cooper-Standard Holdings, Inc.	4,792	88,269
	Crown Crafts, Inc.	1,600	8,032
*	Culp, Inc.	4,293	24,470
	Dana, Inc.	56,109	1,064,949
*	Delta Apparel, Inc.	3,432	28,417
#	Designer Brands, Inc., Class A	28,202	280,610
#*	Destination XL Group, Inc.	15,587	80,429
#	Dillard's, Inc., Class A	4,155	1,425,331
*	Dorman Products, Inc.	6,093	516,016
*	Duluth Holdings, Inc., Class B	12,388	89,937
	El Pollo Loco Holdings, Inc.	18,381	195,758
#	Escalade, Inc.	3,057	44,632
#	Ethan Allen Interiors, Inc.	12,381	389,630
*	Fiesta Restaurant Group, Inc.	12,275	94,518
*	First Watch Restaurant Group, Inc.	1,083	20,187
#	Flexsteel Industries, Inc.	2,476	48,455
#	Foot Locker, Inc.	35,299	948,484
*	Fossil Group, Inc.	27,224	75,683
#*	Full House Resorts, Inc.	657	4,218
#*	Funko, Inc., Class A	3,339	27,246
#	Gap, Inc.	112,981	1,163,704
*	Genesco, Inc.	6,619	186,722
*	Gentherm, Inc.	480	28,690
*	G-III Apparel Group Ltd.	22,569	467,404
*	Goodyear Tire & Rubber Co.	102,419	1,646,898
*	GoPro, Inc., Class A	54,312	222,136
	Graham Holdings Co., Class B	1,508	884,819
*	Green Brick Partners, Inc.	11,839	669,140
	Group 1 Automotive, Inc.	6,044	1,562,555
#*	GrowGeneration Corp.	15,654	62,303
#	Guess?, Inc.	16,277	341,654
	Hamilton Beach Brands Holding Co., Class A	1,500	14,775
	Harley-Davidson, Inc.	13,808	533,127
#	Haverty Furniture Cos., Inc.	7,037	250,517
#*	Helen of Troy Ltd.	8,103	1,144,954
#	Hibbett, Inc.	6,023	279,467
*	Hilton Grand Vacations, Inc.	6,453	300,065
	Hooker Furnishings Corp.	6,091	122,246
*	Hovnanian Enterprises, Inc., Class A	1,025	109,286
*	JAKKS Pacific, Inc.	704	14,671
	Johnson Outdoors, Inc., Class A	4,490	265,449
	KB Home	26,839	1,448,501
»	Kohl's Corp.	40,192	1,143,462
	Lakeland Industries, Inc.	3,668	56,744
*	Lands' End, Inc.	17,827	167,217
*	Landsea Homes Corp.	2,040	20,135
	Laureate Education, Inc.	46,223	592,579
	La-Z-Boy, Inc.	18,744	587,999

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Lazydays Holdings, Inc.	4,239	$55,573
	LCI Industries	6,814	928,544
	Lear Corp.	7,513	1,162,712
*	Legacy Housing Corp.	6,720	159,398
	Leggett & Platt, Inc.	6,308	184,572
#	Levi Strauss & Co., Class A	2,974	44,818
*	LGI Homes, Inc.	8,812	1,222,665
#*	Life Time Group Holdings, Inc.	11,618	210,170
	Lifetime Brands, Inc.	10,226	56,243
*	Lincoln Educational Services Corp.	11,266	80,101
	Lithia Motors, Inc.	6,322	1,963,171
*	LL Flooring Holdings, Inc.	15,552	61,119
#*	Lovesac Co.	4,732	138,553
*	M/I Homes, Inc.	5,985	598,500
	Macy's, Inc.	92,027	1,526,728
*	Malibu Boats, Inc., Class A	5,275	316,236
#*	MarineMax, Inc.	10,455	421,650
	Marriott Vacations Worldwide Corp.	4,081	524,449
	MDC Holdings, Inc.	28,614	1,467,326
	Meritage Homes Corp.	9,691	1,443,474
*	Modine Manufacturing Co.	26,018	977,236
*	Mohawk Industries, Inc.	23,257	2,473,149
	Monarch Casino & Resort, Inc.	777	53,862
	Monro, Inc.	9,221	337,950
*	Motorcar Parts of America, Inc.	9,753	87,484
	Movado Group, Inc.	7,598	218,063
#*	National Vision Holdings, Inc.	1,635	35,365
#*	Nautilus, Inc.	5,316	6,220
	Newell Brands, Inc.	46,809	522,388
*	ODP Corp.	17,666	881,180
*	OneSpaWorld Holdings Ltd.	4,654	59,781
#*	OneWater Marine, Inc., Class A	2,086	78,538
	Oxford Industries, Inc.	3,133	337,894
	Patrick Industries, Inc.	8,080	699,324
#*	Penn Entertainment, Inc.	4,409	115,913
#	Penske Automotive Group, Inc.	18,053	2,914,115
*	Perdoceo Education Corp.	33,930	452,966
#*	Petco Health & Wellness Co., Inc., Class A	34,825	284,172
	PetMed Express, Inc.	5,743	84,135
*	Phinia, Inc.	14,055	398,740
*	Playa Hotels & Resorts NV	53,362	435,434
	PulteGroup, Inc.	56,956	4,806,517
	PVH Corp.	22,634	2,028,912
	RCI Hospitality Holdings, Inc.	2,105	146,824
	Rocky Brands, Inc.	3,792	76,295
	Shoe Carnival, Inc.	14,057	374,057
#	Signet Jewelers Ltd.	17,468	1,405,999
*	Skechers USA, Inc., Class A	5,673	315,305
*	Skyline Champion Corp.	828	57,679
	Smith & Wesson Brands, Inc.	23,502	299,180
#*	Solid Power, Inc.	14,592	41,733
*	Solo Brands, Inc., Class A	10,254	60,088
	Sonic Automotive, Inc., Class A	11,603	555,668
*	Sportsman's Warehouse Holdings, Inc.	19,768	124,538
	Standard Motor Products, Inc.	10,327	394,182
	Steven Madden Ltd.	4,968	165,832
*	Stitch Fix, Inc., Class A	26,362	134,710
*	Stoneridge, Inc.	9,477	193,710
	Strategic Education, Inc.	8,292	622,729

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Strattec Security Corp.	1,214	$28,395
*	Stride, Inc.	13,053	498,755
	Superior Group of Cos., Inc.	6,372	60,088
*	Taylor Morrison Home Corp.	47,063	2,278,790
#	Thor Industries, Inc.	15,162	1,751,059
#*	Tile Shop Holdings, Inc.	9,323	59,294
#*	Tilly's, Inc., Class A	10,706	92,821
	Toll Brothers, Inc.	42,098	3,381,732
#*	Topgolf Callaway Brands Corp.	51,317	1,024,801
#*	Traeger, Inc.	10,933	48,761
*	Tri Pointe Homes, Inc.	47,957	1,528,869
*	Under Armour, Inc., Class A	30,358	244,686
*	Under Armour, Inc., Class C	34,627	256,932
*	Unifi, Inc.	9,361	74,046
#*	Universal Electronics, Inc.	7,047	78,715
*	Universal Technical Institute, Inc.	17,449	127,029
	Upbound Group, Inc.	15,210	526,722
*	Urban Outfitters, Inc.	36,902	1,342,126
#*	Vera Bradley, Inc.	15,150	102,111
*	Vista Outdoor, Inc.	21,381	647,844
*	VOXX International Corp.	10,845	100,208
	Weyco Group, Inc.	4,829	131,832
#	Winnebago Industries, Inc.	14,933	1,027,390
*	Zumiez, Inc.	9,329	175,945
TOTAL CONSUMER DISCRETIONARY			92,677,168
CONSUMER STAPLES — (3.7%)
	Alico, Inc.	4,231	109,583
	Andersons, Inc.	16,542	807,580
	B&G Foods, Inc.	4,873	64,616
*	BellRing Brands, Inc.	21,842	785,220
#	Calavo Growers, Inc.	3,701	139,639
	Cal-Maine Foods, Inc.	15,048	695,067
*	Central Garden & Pet Co.	4,869	197,097
*	Central Garden & Pet Co., Class A	15,344	586,448
*	Darling Ingredients, Inc.	2,058	142,517
*	Duckhorn Portfolio, Inc.	20,758	261,136
	Edgewell Personal Care Co.	18,805	741,105
#*	Farmer Bros Co.	6,541	19,623
	Fresh Del Monte Produce, Inc.	22,918	609,160
*	Grocery Outlet Holding Corp.	25,010	836,585
*	Hain Celestial Group, Inc.	27,223	344,915
#*	Honest Co., Inc.	29,313	44,263
*	Hostess Brands, Inc.	51,724	1,243,445
	Ingles Markets, Inc., Class A	6,133	520,078
	Ingredion, Inc.	12,211	1,358,596
	Lifevantage Corp.	3,000	15,180
	Limoneira Co.	8,439	130,973
#	MGP Ingredients, Inc.	2,425	276,474
#*	Mission Produce, Inc.	6,419	74,589
	Molson Coors Beverage Co., Class B	36,432	2,541,861
*	Natural Alternatives International, Inc.	1,808	13,018
	Natural Grocers by Vitamin Cottage, Inc., Class C	9,245	115,100
*	Nature's Sunshine Products, Inc.	7,774	108,447
	Nu Skin Enterprises, Inc., Class A	11,695	343,716
#	Oil-Dri Corp. of America	2,382	149,518
*	Performance Food Group Co.	3,147	188,065
*	Pilgrim's Pride Corp.	18,211	451,086
*	Post Holdings, Inc.	17,549	1,496,930

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	PriceSmart, Inc.	8,102	$629,768
	Seaboard Corp.	251	904,855
*	Seneca Foods Corp., Class A	2,914	112,378
*	Simply Good Foods Co.	17,580	680,522
	SpartanNash Co.	17,893	401,519
	Spectrum Brands Holdings, Inc.	13,791	1,081,352
*	TreeHouse Foods, Inc.	22,596	1,166,180
*	U.S. Foods Holding Corp.	29,897	1,277,499
*	United Natural Foods, Inc.	24,213	503,630
	Universal Corp.	10,336	522,692
*	USANA Health Sciences, Inc.	2,967	192,588
	Village Super Market, Inc., Class A	5,138	119,613
#	Weis Markets, Inc.	11,707	776,642
*	Whole Earth Brands, Inc.	18,679	75,650
*	Willamette Valley Vineyards, Inc.	206	1,236
TOTAL CONSUMER STAPLES			23,857,754
ENERGY — (8.5%)
	Adams Resources & Energy, Inc.	489	16,934
	Antero Midstream Corp.	37,556	448,419
#*	Antero Resources Corp.	64,628	1,728,799
	Archrock, Inc.	78,720	917,875
	Ardmore Shipping Corp.	20,003	281,642
#	Berry Corp.	32,889	256,534
*	Bristow Group, Inc.	11,116	342,039
	California Resources Corp.	24,603	1,312,570
#*	Callon Petroleum Co.	23,220	872,143
#	Chesapeake Energy Corp.	5,746	484,618
	Chord Energy Corp.	2,238	351,008
	Civitas Resources, Inc.	2,403	179,889
#*	Clean Energy Fuels Corp.	83,257	410,457
#*	CNX Resources Corp.	76,891	1,568,576
#	Comstock Resources, Inc.	30,825	393,019
	CONSOL Energy, Inc.	11,783	878,069
#	Crescent Energy Co., Class A	4,520	53,652
	Delek U.S. Holdings, Inc.	28,103	775,362
*	Denbury, Inc.	3,916	344,256
	DHT Holdings, Inc.	80,340	791,349
*	DMC Global, Inc.	3,116	58,768
	Dorian LPG Ltd.	17,136	509,625
*	Dril-Quip, Inc.	16,738	433,347
*	DT Midstream, Inc.	9,942	532,096
*	Earthstone Energy, Inc., Class A	8,456	135,127
	Epsilon Energy Ltd.	6,821	41,199
	Equitrans Midstream Corp.	46,831	485,637
	Evolution Petroleum Corp.	9,410	87,889
*	Expro Group Holdings NV	15,033	333,582
*	Forum Energy Technologies, Inc.	3,755	102,174
*	Geospace Technologies Corp.	4,922	39,425
*	Green Plains, Inc.	14,161	502,857
*	Gulf Island Fabrication, Inc.	6,655	22,560
*	Gulfport Energy Corp.	1,638	167,813
*	Hallador Energy Co.	13,940	128,527
*	Helix Energy Solutions Group, Inc.	74,063	711,005
	Helmerich & Payne, Inc.	32,814	1,469,083
	HF Sinclair Corp.	51,448	2,679,926
*	Independence Contract Drilling, Inc.	257	812
	International Seaways, Inc.	18,014	772,620
	Liberty Energy, Inc.	63,928	1,052,894

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Magnolia Oil & Gas Corp., Class A	20,772	$460,100
*	Mammoth Energy Services, Inc.	9,096	44,479
	Matador Resources Co.	37,489	2,085,513
	Murphy Oil Corp.	60,093	2,600,224
#*	Nabors Industries Ltd.	1,468	179,815
	NACCO Industries, Inc., Class A	3,182	117,702
*	National Energy Services Reunited Corp.	35,732	116,129
*	Natural Gas Services Group, Inc.	5,881	60,515
*	Newpark Resources, Inc.	42,501	234,606
*	NexTier Oilfield Solutions, Inc.	59,187	705,509
#*	Noble Corp. PLC	1,585	82,848
#	Nordic American Tankers Ltd.	88,710	389,437
	NOV, Inc.	26,818	538,505
*	Oceaneering International, Inc.	4,375	98,219
*	Oil States International, Inc.	30,831	247,881
*	Overseas Shipholding Group, Inc., Class A	37,917	155,081
	Ovintiv, Inc.	4,326	199,385
*	Par Pacific Holdings, Inc.	12,866	405,022
	Patterson-UTI Energy, Inc.	74,833	1,185,355
	PBF Energy, Inc., Class A	41,854	1,985,554
	PDC Energy, Inc.	34,743	2,636,646
#	Peabody Energy Corp.	43,640	979,282
#	Permian Resources Corp.	57,622	673,601
	PHX Minerals, Inc.	15,007	48,473
#*	PrimeEnergy Resources Corp.	646	62,119
*	ProPetro Holding Corp.	39,858	416,118
	Range Resources Corp.	35,674	1,121,234
*	Ranger Energy Services, Inc.	1,381	14,500
*	REX American Resources Corp.	7,537	279,020
	Riley Exploration Permian, Inc.	454	17,002
#	RPC, Inc.	60,204	500,897
	SandRidge Energy, Inc.	13,033	222,604
	Scorpio Tankers, Inc.	21,314	1,002,611
*	SEACOR Marine Holdings, Inc.	10,107	116,129
	Select Water Solutions, Inc., Class A	41,112	345,752
#	SFL Corp. Ltd.	55,132	543,602
	Sitio Royalties Corp., Class A	1,767	48,310
	SM Energy Co.	37,194	1,349,770
#*	Smart Sand, Inc.	3,473	6,356
	Solaris Oilfield Infrastructure, Inc., Class A	10,686	116,798
*	Southwestern Energy Co.	81,866	530,492
*	Talos Energy, Inc.	29,691	475,056
*	TechnipFMC PLC	117,711	2,158,820
*	Teekay Corp.	31,646	210,762
	Teekay Tankers Ltd., Class A	14,514	632,956
*	Tidewater, Inc.	16,479	1,039,990
#*	Transocean Ltd.	261,406	2,300,373
*	U.S. Silica Holdings, Inc.	35,730	464,847
#*	Vital Energy, Inc.	3,994	210,803
	Vitesse Energy, Inc.	6,443	162,299
	World Kinect Corp.	30,874	695,900
TOTAL ENERGY			53,949,177
FINANCIALS — (23.5%)
	1st Source Corp.	9,000	422,100
#*	Acacia Research Corp.	23,242	92,736
	ACNB Corp.	2,258	78,353
	Alerus Financial Corp.	4,509	89,188
	Ally Financial, Inc.	31,738	969,279

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Amalgamated Financial Corp.	9,416	$187,943
	A-Mark Precious Metals, Inc.	9,595	391,380
*	Ambac Financial Group, Inc.	22,313	315,506
	Amerant Bancorp, Inc.	11,899	235,838
*	American Equity Investment Life Holding Co.	39,094	2,098,175
	American National Bankshares, Inc.	5,388	222,417
	Ameris Bancorp	28,997	1,265,719
	AmeriServ Financial, Inc.	6,300	20,790
#	Ames National Corp.	4,229	81,451
#	Argo Group International Holdings Ltd.	11,297	335,521
	Arrow Financial Corp.	8,797	176,996
*	AssetMark Financial Holdings, Inc.	14,496	433,430
	Associated Banc-Corp.	63,072	1,195,214
	Associated Capital Group, Inc., Class A	738	27,343
	Assured Guaranty Ltd.	28,997	1,733,441
#	Atlantic Union Bankshares Corp.	28,980	926,780
*	Atlanticus Holdings Corp.	4,170	169,719
	Auburn National BanCorp, Inc.	44	977
#*	Avantax, Inc.	10,893	281,911
	Axis Capital Holdings Ltd.	27,758	1,530,021
*	Axos Financial, Inc.	22,189	1,042,883
	Banc of California, Inc.	26,827	381,212
#	BancFirst Corp.	792	79,121
*	Bancorp, Inc.	2,073	78,567
	Bank of Marin Bancorp	8,173	171,470
	Bank of NT Butterfield & Son Ltd.	8,768	281,716
	Bank OZK	42,165	1,843,875
	BankFinancial Corp.	6,411	57,507
	BankUnited, Inc.	27,715	827,016
	Bankwell Financial Group, Inc.	2,846	77,838
	Banner Corp.	12,874	612,931
	Bar Harbor Bankshares	7,076	193,246
	BayCom Corp.	6,236	125,718
	BCB Bancorp, Inc.	8,990	115,522
	Berkshire Hills Bancorp, Inc.	22,664	516,966
#*	Blue Foundry Bancorp	10,401	106,194
	Blue Ridge Bankshares, Inc.	2,036	17,163
#*	BM Technologies, Inc.	2,712	8,163
	BOK Financial Corp.	15,028	1,338,694
	Bread Financial Holdings, Inc.	19,436	807,955
*	Bridgewater Bancshares, Inc.	8,639	92,524
*	Brighthouse Financial, Inc.	25,341	1,321,026
	Brookline Bancorp, Inc.	41,172	439,717
	Business First Bancshares, Inc.	8,569	175,236
	Byline Bancorp, Inc.	15,732	345,317
	C&F Financial Corp.	703	39,530
	Cadence Bank	50,539	1,266,002
*	California BanCorp	616	11,390
#	Cambridge Bancorp	1,468	90,341
#	Camden National Corp.	7,436	257,137
*	Cannae Holdings, Inc.	9,963	203,046
	Capital Bancorp, Inc.	2,951	59,463
	Capital City Bank Group, Inc.	8,430	273,385
	Capitol Federal Financial, Inc.	62,833	416,583
	Capstar Financial Holdings, Inc.	11,032	164,156
*	Carter Bankshares, Inc.	7,589	111,482
	Cathay General Bancorp	26,656	1,013,994
	Central Pacific Financial Corp.	10,631	193,909
	Central Valley Community Bancorp	5,434	92,921

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Chemung Financial Corp.	1,262	$53,837
#	Citizens & Northern Corp.	6,227	132,012
	Citizens Community Bancorp, Inc.	2,054	21,095
	City Holding Co.	306	30,266
	Civista Bancshares, Inc.	7,147	130,361
	CNA Financial Corp.	3,665	143,521
	CNB Financial Corp.	9,580	186,427
	CNO Financial Group, Inc.	28,926	743,977
*	Coastal Financial Corp.	397	17,932
	Codorus Valley Bancorp, Inc.	2,077	45,673
	Colony Bankcorp, Inc.	7,665	82,169
	Columbia Banking System, Inc.	45,257	1,011,494
#*	Columbia Financial, Inc.	12,433	217,329
	Comerica, Inc.	10,715	578,181
#	Community Bank System, Inc.	13,954	751,144
	Community Trust Bancorp, Inc.	9,389	360,350
	ConnectOne Bancorp, Inc.	18,473	378,142
#*	Consumer Portfolio Services, Inc.	9,697	124,219
#*	CrossFirst Bankshares, Inc.	19,184	223,877
*	Customers Bancorp, Inc.	16,446	690,403
#	CVB Financial Corp.	24,423	460,862
	Dime Community Bancshares, Inc.	16,451	368,502
	Donegal Group, Inc., Class A	12,902	187,982
	Donegal Group, Inc., Class B	592	7,720
	Eagle Bancorp Montana, Inc.	600	7,908
	Eagle Bancorp, Inc.	13,263	367,385
	East West Bancorp, Inc.	1,934	120,314
	Eastern Bankshares, Inc.	35,471	500,851
*	eHealth, Inc.	2,957	22,355
	Employers Holdings, Inc.	12,740	492,146
	Enact Holdings, Inc.	3,489	94,901
*	Encore Capital Group, Inc.	11,918	637,613
*	Enova International, Inc.	15,341	845,136
*	Enstar Group Ltd.	5,609	1,435,231
	Enterprise Bancorp, Inc.	2,205	70,207
	Enterprise Financial Services Corp.	13,532	554,812
	Equity Bancshares, Inc., Class A	8,360	227,058
	Esquire Financial Holdings, Inc.	387	19,329
	ESSA Bancorp, Inc.	1,308	21,739
	Essent Group Ltd.	19,960	990,016
	Evans Bancorp, Inc.	1,804	53,615
#*	EZCORP, Inc., Class A	26,696	241,866
#	F&G Annuities & Life, Inc.	697	18,261
#	Farmers & Merchants Bancorp, Inc.	600	12,792
	Farmers National Banc Corp.	13,132	180,565
	FB Financial Corp.	15,963	565,409
	Federal Agricultural Mortgage Corp., Class C	2,668	428,881
	Fidelity National Financial, Inc.	8,767	343,403
	Financial Institutions, Inc.	8,034	154,092
	First American Financial Corp.	28,594	1,812,288
	First Bancorp	11,934	394,777
	First BanCorp	62,274	924,769
	First Bancorp, Inc.	4,291	113,239
	First Bancshares, Inc.	8,157	255,396
	First Bank	5,276	65,950
	First Busey Corp.	20,208	437,705
	First Business Financial Services, Inc.	3,548	120,597
	First Citizens BancShares, Inc., Class A	1,076	1,540,079
	First Commonwealth Financial Corp.	40,105	579,116

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Community Bankshares, Inc.	8,793	$295,709
	First Financial Bancorp	39,175	904,551
	First Financial Corp.	2,966	113,331
	First Financial Northwest, Inc.	2,949	35,683
	First Foundation, Inc.	23,677	173,079
	First Hawaiian, Inc.	43,460	899,187
	First Horizon Corp.	138,417	1,886,624
	First Internet Bancorp	4,583	103,301
	First Interstate BancSystem, Inc., Class A	32,910	945,504
	First Merchants Corp.	20,664	663,728
#	First Mid Bancshares, Inc.	7,039	215,464
	First Northwest Bancorp	2,324	31,606
	First of Long Island Corp.	12,576	175,309
*	First Western Financial, Inc.	2,882	59,773
	Flushing Financial Corp.	15,758	248,661
	FNB Corp.	113,619	1,453,187
	FS Bancorp, Inc.	3,295	102,145
	Fulton Financial Corp.	66,682	953,553
#*	FVCBankcorp, Inc.	2,378	30,581
*	Genworth Financial, Inc., Class A	173,602	1,017,308
	German American Bancorp, Inc.	5,309	156,403
#*	GoHealth, Inc., Class A	897	16,612
	Great Southern Bancorp, Inc.	6,383	353,171
*	Green Dot Corp., Class A	18,739	366,347
	Greenhill & Co., Inc.	4,885	71,810
#*	Greenlight Capital Re Ltd., Class A	14,270	146,696
#	Guaranty Bancshares, Inc.	3,726	118,450
*	Hallmark Financial Services, Inc.	506	2,388
	Hancock Whitney Corp.	29,719	1,307,933
	Hanmi Financial Corp.	13,939	264,841
	HarborOne Bancorp, Inc.	24,706	259,166
	Heartland Financial USA, Inc.	14,610	501,707
	Heritage Commerce Corp.	32,102	308,179
	Heritage Financial Corp.	17,265	323,891
	Heritage Insurance Holdings, Inc.	11,019	49,696
	Hilltop Holdings, Inc.	21,057	651,293
#	Hingham Institution For Savings	766	170,397
	HMN Financial, Inc.	750	15,188
	Home Bancorp, Inc.	3,022	107,644
	Home BancShares, Inc.	18,661	453,649
	HomeStreet, Inc.	8,369	76,995
	HomeTrust Bancshares, Inc.	4,946	120,237
	Hope Bancorp, Inc.	56,283	611,233
	Horace Mann Educators Corp.	18,738	564,576
	Horizon Bancorp, Inc.	21,774	269,780
	Independent Bank Corp.	11,250	677,812
	Independent Bank Corp.	9,281	191,745
#	Independent Bank Group, Inc.	19,442	872,363
	International Bancshares Corp.	19,991	992,353
	Invesco Ltd.	113,654	1,909,387
	Investar Holding Corp.	701	10,410
	Investors Title Co.	599	93,773
#	Jackson Financial, Inc., Class A	26,993	891,309
	James River Group Holdings Ltd.	15,764	291,476
	Janus Henderson Group PLC	49,226	1,444,783
	Jefferies Financial Group, Inc.	53,150	1,955,388
	Kearny Financial Corp.	35,145	301,896
	Kemper Corp.	22,977	1,171,138
	Kentucky First Federal Bancorp	120	761

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Kingstone Cos., Inc.	2,182	$2,487
	Lakeland Bancorp, Inc.	25,471	384,867
	Landmark Bancorp, Inc.	259	5,491
#	LCNB Corp.	3,243	56,850
*	LendingClub Corp.	40,267	337,840
#*	LendingTree, Inc.	4,841	118,120
	Live Oak Bancshares, Inc.	10,355	392,144
	Luther Burbank Corp.	13,965	143,839
	Macatawa Bank Corp.	16,642	163,924
*	Maiden Holdings Ltd.	19,322	37,678
	MainStreet Bancshares, Inc.	762	18,189
*	MBIA, Inc.	7,871	68,793
	Mercantile Bank Corp.	7,428	260,871
#	Merchants Bancorp	8,083	255,504
	Mercury General Corp.	19,864	639,224
	Meridian Corp.	1,485	17,672
#	Metrocity Bankshares, Inc.	2,270	48,669
*	Metropolitan Bank Holding Corp.	5,298	239,946
	MGIC Investment Corp.	83,426	1,396,551
	Mid Penn Bancorp, Inc.	5,485	128,898
	Midland States Bancorp, Inc.	11,082	259,651
	MidWestOne Financial Group, Inc.	6,060	148,652
*	Mr Cooper Group, Inc.	17,011	986,128
	MVB Financial Corp.	5,467	139,901
	National Bank Holdings Corp., Class A	11,708	402,287
	National Bankshares, Inc.	1,859	55,342
	National Western Life Group, Inc., Class A	1,638	690,695
	Navient Corp.	63,677	1,212,410
	NBT Bancorp, Inc.	14,861	552,829
	Nelnet, Inc., Class A	12,534	1,236,855
*	NerdWallet, Inc., Class A	1,200	13,452
	New York Community Bancorp, Inc.	224,952	3,120,084
*	NI Holdings, Inc.	966	13,456
#*	Nicholas Financial, Inc.	1,554	7,615
#	Nicolet Bankshares, Inc.	4,982	416,744
*	NMI Holdings, Inc., Class A	31,403	838,774
	Northeast Bank	3,766	179,412
	Northfield Bancorp, Inc.	24,687	300,688
	Northrim BanCorp, Inc.	2,573	122,989
#	Northwest Bancshares, Inc.	52,346	646,997
#	Norwood Financial Corp.	1,470	46,820
#	Oak Valley Bancorp	1,580	43,276
	OceanFirst Financial Corp.	26,546	494,552
#*	Ocwen Financial Corp.	3,882	131,056
	OFG Bancorp	21,588	722,982
	Ohio Valley Banc Corp.	197	4,823
	Old National Bancorp	86,499	1,473,078
	Old Republic International Corp.	68,471	1,887,745
	Old Second Bancorp, Inc.	13,183	210,796
	OneMain Holdings, Inc.	11,411	518,972
	OP Bancorp	3,042	29,781
*	Oportun Financial Corp.	9,267	56,992
	Oppenheimer Holdings, Inc., Class A	5,326	202,974
	Origin Bancorp, Inc.	7,867	256,464
	Orrstown Financial Services, Inc.	5,055	118,287
*	Oscar Health, Inc., Class A	30,511	229,443
	Pacific Premier Bancorp, Inc.	34,559	882,637
	PacWest Bancorp	40,599	377,571
#	Park National Corp.	2,751	306,792

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Parke Bancorp, Inc.	3,663	$72,674
	Pathward Financial, Inc.	7,745	402,430
*	Patriot National Bancorp, Inc.	60	563
#*	Paysafe Ltd.	12,389	149,040
	PCB Bancorp	4,813	78,548
	Peapack-Gladstone Financial Corp.	8,937	261,229
	Penns Woods Bancorp, Inc.	1,099	29,640
	PennyMac Financial Services, Inc.	17,734	1,334,129
	Peoples Bancorp of North Carolina, Inc.	1,400	30,912
	Peoples Bancorp, Inc.	14,594	411,113
	Peoples Financial Services Corp.	300	13,857
	Pinnacle Financial Partners, Inc.	14,959	1,135,388
#*	Ponce Financial Group, Inc.	9,772	90,196
	Popular, Inc.	24,047	1,744,610
*	PRA Group, Inc.	17,408	415,355
	Preferred Bank	3,942	260,487
	Premier Financial Corp.	17,150	371,469
	Primis Financial Corp.	13,753	130,791
	ProAssurance Corp.	16,268	273,302
*	PROG Holdings, Inc.	8,451	342,942
	Prosperity Bancshares, Inc.	26,792	1,696,469
	Provident Financial Holdings, Inc.	3,183	45,421
	Provident Financial Services, Inc.	27,646	512,557
	QCR Holdings, Inc.	8,225	421,367
	Radian Group, Inc.	26,033	701,069
	RBB Bancorp	7,237	106,167
	Regional Management Corp.	4,935	160,338
	Reinsurance Group of America, Inc.	465	65,263
	Renasant Corp.	23,761	735,165
#*	Repay Holdings Corp.	14,097	117,710
	Republic Bancorp, Inc., Class A	6,976	319,710
	Riverview Bancorp, Inc.	6,235	35,165
#*	Root, Inc., Class A	1,700	18,513
	S&T Bancorp, Inc.	17,467	551,608
	Safety Insurance Group, Inc.	4,122	296,784
	Sandy Spring Bancorp, Inc.	15,977	390,957
	Seacoast Banking Corp. of Florida	13,078	323,157
*	Selectquote, Inc.	6,942	13,120
	Shore Bancshares, Inc.	10,194	121,309
	Sierra Bancorp	7,598	160,014
	Simmons First National Corp., Class A	44,876	906,046
#*	SiriusPoint Ltd.	81,495	761,163
	SmartFinancial, Inc.	5,993	150,544
	South Plains Financial, Inc.	3,653	98,083
*	Southern First Bancshares, Inc.	3,517	106,143
	Southern Missouri Bancorp, Inc.	2,374	114,118
	Southern States Bancshares, Inc.	883	22,207
#	Southside Bancshares, Inc.	9,563	317,587
	SouthState Corp.	22,344	1,735,458
	Stellar Bancorp, Inc.	17,461	434,080
*	Sterling Bancorp, Inc.	2,736	16,252
	Stewart Information Services Corp.	9,563	450,704
	Stifel Financial Corp.	7,989	507,621
*	StoneX Group, Inc.	5,983	550,496
	Summit Financial Group, Inc.	3,359	75,779
	Synovus Financial Corp.	31,131	1,055,341
	Territorial Bancorp, Inc.	4,375	51,778
*	Texas Capital Bancshares, Inc.	22,005	1,405,019
#	TFS Financial Corp.	7,200	104,472

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Third Coast Bancshares, Inc.	1,868	$38,630
	Timberland Bancorp, Inc.	3,597	112,550
	Tiptree, Inc.	18,356	271,118
	Tompkins Financial Corp.	2,012	121,042
	Towne Bank	27,992	707,638
	TriCo Bancshares	10,861	405,984
#	Trinity Capital, Inc.	2,554	37,288
*	Triumph Financial, Inc.	6,427	455,739
	TrustCo Bank Corp. NY	9,640	292,960
	Trustmark Corp.	23,360	613,434
	UMB Financial Corp.	9,219	654,549
*	Unico American Corp.	1,400	25
	United Bancshares, Inc.	406	7,430
	United Bankshares, Inc.	41,936	1,402,340
	United Community Banks, Inc.	37,967	1,103,701
	United Fire Group, Inc.	12,671	304,611
*	United Insurance Holdings Corp.	1,382	7,325
	United Security Bancshares	4,425	32,922
	Unity Bancorp, Inc.	3,541	93,907
	Universal Insurance Holdings, Inc.	16,523	256,602
	Univest Financial Corp.	14,672	286,104
	Unum Group	53,709	2,610,794
#	Valley National Bancorp	123,879	1,270,999
	Veritex Holdings, Inc.	17,844	383,824
	Victory Capital Holdings, Inc., Class A	12,612	418,214
	Virginia National Bankshares Corp.	967	35,034
	Virtu Financial, Inc., Class A	2,593	48,126
	Virtus Investment Partners, Inc.	1,823	375,046
	Voya Financial, Inc.	21,388	1,588,273
	Walker & Dunlop, Inc.	8,087	735,755
	Washington Federal, Inc.	31,158	967,144
	Washington Trust Bancorp, Inc.	6,952	222,881
	Waterstone Financial, Inc.	11,818	164,861
	Webster Financial Corp.	36,967	1,749,278
	WesBanco, Inc.	21,514	602,607
#	West BanCorp, Inc.	6,230	124,974
	Westamerica BanCorp	3,243	159,523
	Western New England Bancorp, Inc.	12,440	83,224
	Westwood Holdings Group, Inc.	1,679	19,644
	White Mountains Insurance Group Ltd.	753	1,164,906
	Wintrust Financial Corp.	18,183	1,533,918
#*	World Acceptance Corp.	1,220	192,626
	WSFS Financial Corp.	24,671	1,079,356
	Zions Bancorp NA	29,536	1,129,752
TOTAL FINANCIALS			149,659,226
HEALTH CARE — (5.7%)
#*	23andMe Holding Co., Class A	11,495	22,070
*	2seventy bio, Inc.	1,113	8,448
*	Aadi Bioscience, Inc.	4,944	26,351
*	Acadia Healthcare Co., Inc.	16,441	1,299,332
*	Accolade, Inc.	7,324	110,006
#††	Achillion Pharmaceuticals, Inc.	70,786	19,112
#*	Acumen Pharmaceuticals, Inc.	3,700	27,380
#*	AdaptHealth Corp.	13,223	181,684
*	Addus HomeCare Corp.	8,154	746,662
#*	Adicet Bio, Inc.	5,272	14,076
#*	Agiliti, Inc.	22,255	382,118
*	Agios Pharmaceuticals, Inc.	26,261	696,442

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Allakos, Inc.	12,485	$67,169
#*	Allogene Therapeutics, Inc.	16,836	83,507
#*	ALX Oncology Holdings, Inc.	3,098	18,929
*»	Amedisys, Inc.	9,245	839,816
*	American Shared Hospital Services	400	1,028
*	American Well Corp., Class A	46,214	113,224
*	Amneal Pharmaceuticals, Inc.	10,904	34,893
#*	Amphastar Pharmaceuticals, Inc.	12,990	788,363
#*	AnaptysBio, Inc.	4,872	96,027
*	AngioDynamics, Inc.	20,441	177,632
*	ANI Pharmaceuticals, Inc.	3,687	193,752
*	Anika Therapeutics, Inc.	8,087	188,670
*	Arcturus Therapeutics Holdings, Inc.	1,893	66,179
#*	Arcus Biosciences, Inc.	6,884	136,992
*	Artivion, Inc.	19,525	340,125
#*	Athira Pharma, Inc.	9,487	27,702
*	aTyr Pharma, Inc.	18,213	35,697
*	Avanos Medical, Inc.	23,522	575,583
#*	Avidity Biosciences, Inc.	22,398	213,005
#*	Avita Medical, Inc.	4,601	93,170
#*	Azenta, Inc.	3,289	154,517
*	Bio-Rad Laboratories, Inc., Class A	190	77,018
#*	Bioventus, Inc., Class A	3,738	13,532
#*	Brookdale Senior Living, Inc.	94,058	331,084
*	C4 Therapeutics, Inc.	10,572	41,125
*	Caribou Biosciences, Inc.	3,442	24,748
*	Castle Biosciences, Inc.	6,460	108,851
*	Century Therapeutics, Inc.	3,631	11,075
#*	Certara, Inc.	12,006	233,757
*	Cogent Biosciences, Inc.	6,055	78,654
*	Community Health Systems, Inc.	7,977	35,019
#*	Computer Programs & Systems, Inc.	6,957	182,413
*	Cross Country Healthcare, Inc.	9,902	255,472
#*	CryoPort, Inc.	1,386	22,273
*	Cullinan Oncology, Inc.	7,296	77,265
*	Cumberland Pharmaceuticals, Inc.	4,400	6,688
#*††	Curative Health Services, Inc.	1,058	0
#*	Definitive Healthcare Corp., Class A	4,952	58,582
*	Dynavax Technologies Corp.	11,537	161,403
*	Eagle Pharmaceuticals, Inc.	4,856	100,811
#*	Edgewise Therapeutics, Inc.	2,824	20,587
*	Editas Medicine, Inc.	26,989	236,963
*	Elanco Animal Health, Inc.	117,455	1,417,682
*	Emergent BioSolutions, Inc.	17,892	123,097
#*	Enhabit, Inc.	15,247	209,341
*	Enovis Corp.	19,621	1,253,782
*	Envista Holdings Corp.	50,545	1,739,253
*	Erasca, Inc.	2,587	6,830
*	FONAR Corp.	2,833	47,821
#*	Fulcrum Therapeutics, Inc.	13,809	52,750
#*	Fulgent Genetics, Inc.	10,290	399,561
#*	Generation Bio Co.	15,145	76,937
*	GoodRx Holdings, Inc., Class A	22,628	209,083
*	Gritstone bio, Inc.	8,537	16,818
*	Harvard Bioscience, Inc.	11,180	51,987
*	Health Catalyst, Inc.	7,999	112,226
	HealthStream, Inc.	13,268	298,265
	Hepion Pharmaceuticals, Inc.	688	5,470
#*	Homology Medicines, Inc.	10,033	13,946

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Icosavax, Inc.	3,185	$28,124
*	Innoviva, Inc.	32,410	439,155
*	Inogen, Inc.	11,934	97,501
*	Integer Holdings Corp.	12,962	1,198,726
*	Integra LifeSciences Holdings Corp.	591	26,873
*	Ironwood Pharmaceuticals, Inc.	40,776	452,206
*	iTeos Therapeutics, Inc.	8,212	115,461
#*	Janux Therapeutics, Inc.	1,082	15,148
*	KalVista Pharmaceuticals, Inc.	6,652	67,185
*	Kewaunee Scientific Corp.	637	9,619
*	Kinnate Biopharma, Inc.	1,216	3,611
*	Kodiak Sciences, Inc.	8,891	26,584
*	Kura Oncology, Inc.	11,089	115,769
*	Larimar Therapeutics, Inc.	2,961	12,673
*	LENSAR, Inc.	3,093	10,145
#*	Ligand Pharmaceuticals, Inc.	3,118	208,688
*	LivaNova PLC	5,643	329,833
	Mesa Laboratories, Inc.	806	103,700
#*	Monte Rosa Therapeutics, Inc.	3,543	25,049
*	Myriad Genetics, Inc.	25,331	566,148
	National HealthCare Corp.	7,777	458,999
*	Nektar Therapeutics	50,263	26,931
*	NeoGenomics, Inc.	10,653	184,616
*	Neuronetics, Inc.	4,929	9,710
*	NextCure, Inc.	5,954	10,241
*	NextGen Healthcare, Inc.	16,870	280,548
#*	NGM Biopharmaceuticals, Inc.	15,400	36,498
#*	Nurix Therapeutics, Inc.	5,425	52,677
*	NuVasive, Inc.	11,964	493,036
*	Nuvation Bio, Inc.	3,875	7,169
#*	Olema Pharmaceuticals, Inc.	20,444	176,841
*	OmniAb, Inc.	15,434	84,887
*»	OmniAb, Inc.	521	0
*»	OmniAb, Inc.	521	0
*	Omnicell, Inc.	933	58,919
#*	OPKO Health, Inc.	44,822	83,369
*	OraSure Technologies, Inc.	37,582	177,387
*	Organogenesis Holdings, Inc.	11,517	49,178
	Organon & Co.	1,881	41,344
*	ORIC Pharmaceuticals, Inc.	2,746	22,957
*	Orthofix Medical, Inc.	18,227	358,890
*	Owens & Minor, Inc.	18,973	365,040
*	Pacira BioSciences, Inc.	11,355	412,754
	Patterson Cos., Inc.	26,729	879,117
*††	PDL BioPharma, Inc.	35,325	65,090
*	Pediatrix Medical Group, Inc.	33,988	466,655
	Perrigo Co. PLC	45,410	1,663,822
#*	Personalis, Inc.	9,706	22,906
#*	PetIQ, Inc.	7,800	130,572
	Phibro Animal Health Corp., Class A	4,300	62,264
*	PMV Pharmaceuticals, Inc.	408	2,668
#*	Poseida Therapeutics, Inc.	8,631	14,932
	Premier, Inc., Class A	34,672	962,148
*	Prestige Consumer Healthcare, Inc.	15,201	991,257
#*	ProPhase Labs, Inc.	2,170	15,798
*	Quanterix Corp.	4,723	117,319
*	REGENXBIO, Inc.	11,008	209,152
*	Replimune Group, Inc.	927	19,532
#*	Sage Therapeutics, Inc.	10,534	365,319

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Sana Biotechnology, Inc.	310	$1,817
#*	Scholar Rock Holding Corp.	3,302	23,444
*	Seer, Inc., Class A	10,650	53,889
	Select Medical Holdings Corp.	11,777	353,428
#*	Sera Prognostics, Inc., Class A	2,550	7,471
#*	SomaLogic, Inc.	14,654	35,902
*	Supernus Pharmaceuticals, Inc.	14,877	456,575
*	Sutro Biopharma, Inc.	20,645	92,283
*	Syneos Health, Inc.	5,743	243,561
*	Tactile Systems Technology, Inc.	619	14,181
*	Taro Pharmaceutical Industries Ltd.	10,043	367,072
#*	Terns Pharmaceuticals, Inc.	2,495	18,014
*	UFP Technologies, Inc.	2,430	473,036
	Universal Health Services, Inc., Class B	18,234	2,533,797
	Utah Medical Products, Inc.	763	75,026
*	Vanda Pharmaceuticals, Inc.	28,944	167,296
#*	Varex Imaging Corp.	20,759	483,477
*	Veracyte, Inc.	24,342	668,188
*	Veradigm, Inc.	54,577	737,881
*	Vir Biotechnology, Inc.	1,136	15,995
*	Xencor, Inc.	5,312	129,028
TOTAL HEALTH CARE			36,075,931
INDUSTRIALS — (17.4%)
#*	3D Systems Corp.	31,609	275,314
*	AAR Corp.	13,656	816,629
	ABM Industries, Inc.	24,897	1,152,233
	ACCO Brands Corp.	45,652	278,021
	Acme United Corp.	700	21,294
*	AerSale Corp.	8,002	120,110
	AGCO Corp.	14,964	1,991,708
	Air Lease Corp.	41,619	1,762,148
*	Air Transport Services Group, Inc.	33,108	667,457
	Alamo Group, Inc.	5,943	1,151,516
*	Alaska Air Group, Inc.	28,161	1,369,469
	Albany International Corp., Class A	2,154	207,387
*	Alight, Inc., Class A	3,479	34,025
*	Allegiant Travel Co.	6,978	863,179
	Allied Motion Technologies, Inc.	8,173	317,930
	Alta Equipment Group, Inc.	749	12,096
#*	Ameresco, Inc., Class A	2,228	129,692
#*	American Superconductor Corp.	13,115	132,199
*	American Woodmark Corp.	8,231	630,824
*	API Group Corp.	8,582	246,818
	Apogee Enterprises, Inc.	11,346	561,967
	ARC Document Solutions, Inc.	18,500	64,380
	ArcBest Corp.	11,965	1,391,769
#*	Archer Aviation, Inc., Class A	8,861	59,635
	Arcosa, Inc.	20,771	1,603,106
	Argan, Inc.	6,879	261,677
*	ASGN, Inc.	3,200	244,224
	Astec Industries, Inc.	11,802	583,019
*	Astronics Corp.	13,741	288,286
#*	Astronics Corp., Class B	385	8,062
*	Asure Software, Inc.	6,935	94,593
*	AZEK Co., Inc.	8,615	268,788
	AZZ, Inc.	8,955	396,975
	Barnes Group, Inc.	19,674	773,188
	Barrett Business Services, Inc.	255	23,136

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Beacon Roofing Supply, Inc.	23,284	$1,994,740
	BGSF, Inc.	3,300	33,396
*	BlueLinx Holdings, Inc.	4,118	388,080
	Boise Cascade Co.	15,348	1,588,365
	Brady Corp., Class A	10,667	550,204
*	BrightView Holdings, Inc.	33,719	259,974
*	Broadwind, Inc.	4,795	18,221
*	Builders FirstSource, Inc.	23,154	3,344,132
*	CACI International, Inc., Class A	3,626	1,270,695
*	CBIZ, Inc.	15,971	844,706
*	CECO Environmental Corp.	17,181	206,859
*	CIRCOR International, Inc.	6,155	342,834
*	Civeo Corp.	5,078	99,224
#*	Clarivate PLC	48,734	463,460
*	Clean Harbors, Inc.	5,151	856,405
	Columbus McKinnon Corp.	12,840	543,646
	Comfort Systems USA, Inc.	1,226	213,287
*	Commercial Vehicle Group, Inc.	13,963	146,612
#††	Communications Systems, Inc.	574	1,808
	CompX International, Inc.	200	4,528
	Concentrix Corp.	8,816	733,844
*	Concrete Pumping Holdings, Inc.	16,384	132,219
*	Conduent, Inc.	101,177	350,072
	Copa Holdings SA, Class A	200	23,604
#	Costamare, Inc.	48,875	545,934
	Covenant Logistics Group, Inc.	5,021	274,950
*»	CPI Aerostructures, Inc.	1,158	4,748
	CRA International, Inc.	2,644	264,638
	Deluxe Corp.	21,157	401,771
*	Distribution Solutions Group, Inc.	2,217	122,910
*	DLH Holdings Corp.	1,944	19,537
	Douglas Dynamics, Inc.	615	19,096
*	Ducommun, Inc.	5,634	282,489
	Dun & Bradstreet Holdings, Inc.	18,884	223,209
*	DXP Enterprises, Inc.	9,300	353,214
*	Dycom Industries, Inc.	4,043	402,602
#	Eagle Bulk Shipping, Inc.	5,297	244,668
	Eastern Co.	910	16,771
#	Encore Wire Corp.	6,313	1,077,566
	EnerSys	8,024	869,160
	Eneti, Inc.	15,050	190,834
	Ennis, Inc.	13,134	282,906
	EnPro Industries, Inc.	7,374	1,023,364
*	Enviri Corp.	40,316	380,180
	Esab Corp.	10,212	701,564
	ESCO Technologies, Inc.	7,753	779,564
	Federal Signal Corp.	8,038	491,041
*	First Advantage Corp.	7,936	119,040
	Flowserve Corp.	5,010	189,178
*	Fluor Corp.	12,113	375,261
*	Forrester Research, Inc.	1,262	40,220
#*	FuelCell Energy, Inc.	55,203	120,895
*	Gates Industrial Corp. PLC	93,301	1,270,760
	GATX Corp.	10,965	1,374,572
#	Genco Shipping & Trading Ltd.	21,155	306,748
*	Gencor Industries, Inc.	1,822	27,786
*	Gibraltar Industries, Inc.	10,351	669,399
#*	GMS, Inc.	12,651	932,252
	Gorman-Rupp Co.	8,971	284,381

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Graham Corp.	3,427	$47,978
	Granite Construction, Inc.	19,800	810,414
*	Great Lakes Dredge & Dock Corp.	29,793	250,261
#	Greenbrier Cos., Inc.	15,471	714,606
#*	Hawaiian Holdings, Inc.	18,138	210,219
#*	Hayward Holdings, Inc.	15,555	207,815
	Healthcare Services Group, Inc.	5,718	72,104
	Heartland Express, Inc.	21,687	354,582
	Heidrick & Struggles International, Inc.	10,174	277,445
	Helios Technologies, Inc.	4,078	257,730
	Herc Holdings, Inc.	3,020	404,167
*	Heritage-Crystal Clean, Inc.	6,477	298,395
	Hillenbrand, Inc.	4,266	221,576
#	HNI Corp.	9,143	265,970
*	Hub Group, Inc., Class A	10,414	938,614
*	Hudson Global, Inc.	786	17,701
*	Hudson Technologies, Inc.	3,873	35,206
	Hurco Cos., Inc.	3,130	72,898
*	Huron Consulting Group, Inc.	8,841	836,093
	Hyster-Yale Materials Handling, Inc.	3,670	175,279
	ICF International, Inc.	5,220	613,820
*	IES Holdings, Inc.	5,507	315,661
	Insteel Industries, Inc.	9,840	317,340
	Interface, Inc.	17,456	170,545
*	JELD-WEN Holding, Inc.	30,555	544,185
*	JetBlue Airways Corp.	118,402	919,984
	Kaman Corp.	10,631	243,344
	Kelly Services, Inc., Class A	16,207	296,912
	Kennametal, Inc.	29,748	906,719
*	Kirby Corp.	12,861	1,047,914
	Knight-Swift Transportation Holdings, Inc.	43,670	2,652,953
	Korn Ferry	17,890	942,445
*	Kratos Defense & Security Solutions, Inc.	26,825	404,789
*	L B Foster Co., Class A	4,474	62,725
*	Limbach Holdings, Inc.	3,006	79,419
*	Liquidity Services, Inc.	4,503	75,560
*	LS Starrett Co., Class A	489	5,726
	LSI Industries, Inc.	11,991	151,087
	Luxfer Holdings PLC	4,081	51,665
*	Manitowoc Co., Inc.	17,506	317,209
	ManpowerGroup, Inc.	9,159	722,462
	Marten Transport Ltd.	22,365	506,791
*	Masonite International Corp.	3,143	328,601
*	MasTec, Inc.	10,265	1,208,704
*	Masterbrand, Inc.	10,630	131,281
*	Matrix Service Co.	13,736	86,949
	Matson, Inc.	14,438	1,349,376
	Matthews International Corp., Class A	14,210	652,239
*	Mayville Engineering Co., Inc.	6,764	81,777
	McGrath RentCorp	5,993	577,605
	MDU Resources Group, Inc.	29,066	642,940
*	Mercury Systems, Inc.	6,475	245,921
*	Mesa Air Group, Inc.	13,416	30,052
	Miller Industries, Inc.	6,010	228,019
	MillerKnoll, Inc.	14,820	290,027
*	Mistras Group, Inc.	13,168	101,920
	Moog, Inc., Class A	9,741	1,027,091
*	MRC Global, Inc.	30,098	339,806
	Mueller Industries, Inc.	9,980	808,979

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Mueller Water Products, Inc., Class A	28,085	$451,888
*	MYR Group, Inc.	4,865	693,554
	National Presto Industries, Inc.	3,595	281,524
	NL Industries, Inc.	7,073	41,023
#*	NN, Inc.	17,672	52,839
#*	Northwest Pipe Co.	5,166	168,308
*	NOW, Inc.	42,244	481,159
*	NV5 Global, Inc.	2,595	284,282
	nVent Electric PLC	19,595	1,036,184
*	OPENLANE, Inc.	42,367	665,162
*	Orion Group Holdings, Inc.	13,009	48,784
	Oshkosh Corp.	6,520	600,296
	Owens Corning	2,267	317,357
*	PAM Transportation Services, Inc.	6,995	180,891
	Pangaea Logistics Solutions Ltd.	10,678	74,426
	Park Aerospace Corp.	10,310	149,804
	Park-Ohio Holdings Corp.	6,400	123,328
*	Parsons Corp.	3,373	166,694
*	Patriot Transportation Holding, Inc.	178	1,467
*	Perma-Pipe International Holdings, Inc.	1,500	12,225
*	PGT Innovations, Inc.	12,534	358,598
	Powell Industries, Inc.	5,961	362,310
	Preformed Line Products Co.	2,517	436,725
	Primoris Services Corp.	22,326	709,074
#*	Proterra, Inc.	10,480	17,711
*	Proto Labs, Inc.	9,586	317,776
*	Quad/Graphics, Inc.	18,082	107,045
	Quanex Building Products Corp.	13,959	392,806
*	Radiant Logistics, Inc.	25,143	193,601
	Regal Rexnord Corp.	12,848	2,006,601
*	Resideo Technologies, Inc.	46,543	871,285
	Resources Connection, Inc.	15,403	246,140
	REV Group, Inc.	27,879	360,475
	Rush Enterprises, Inc., Class A	17,861	1,155,250
	Rush Enterprises, Inc., Class B	3,064	210,527
	Ryder System, Inc.	12,445	1,271,257
#	Schneider National, Inc., Class B	17,230	530,856
	Sensata Technologies Holding PLC	17,807	752,346
*	SIFCO Industries, Inc.	659	1,595
*	SkyWest, Inc.	21,155	930,608
	Spirit Airlines, Inc.	35,984	658,507
*	SPX Technologies, Inc.	2,836	239,954
	Standex International Corp.	2,335	346,911
	Steelcase, Inc., Class A	35,458	303,875
*	Stericycle, Inc.	188	7,988
*	Sterling Infrastructure, Inc.	8,473	508,295
#*	Sunrun, Inc.	12,085	229,373
	Tennant Co.	947	75,987
	Terex Corp.	16,234	951,799
	Textainer Group Holdings Ltd.	19,754	811,889
*	Thermon Group Holdings, Inc.	15,823	436,873
	Timken Co.	12,464	1,157,407
*	Titan International, Inc.	16,208	202,438
*	Titan Machinery, Inc.	11,375	363,090
#*	TPI Composites, Inc.	2,868	17,036
	Trinity Industries, Inc.	38,005	996,491
	Triton International Ltd.	23,925	2,017,117
*	TrueBlue, Inc.	17,100	255,645
	TTEC Holdings, Inc.	4,362	150,227

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Tutor Perini Corp.	26,998	$228,133
*	Twin Disc, Inc.	2,022	26,286
	UFP Industries, Inc.	14,860	1,527,014
	U-Haul Holding Co., Non Voting	24,515	1,402,503
*	Ultralife Corp.	969	7,936
	UniFirst Corp.	4,278	694,319
*	Univar Solutions, Inc.	21,588	780,190
	Universal Logistics Holdings, Inc.	8,276	257,301
#*	V2X, Inc.	5,199	267,541
	Veritiv Corp.	5,847	819,340
*	Virco Mfg. Corp.	4,400	19,580
	VSE Corp.	6,543	351,686
	Wabash National Corp.	16,000	378,880
#	Werner Enterprises, Inc.	19,087	897,471
	WESCO International, Inc.	12,823	2,251,334
*	Willdan Group, Inc.	2,425	48,937
*	Willis Lease Finance Corp.	2,750	116,298
TOTAL INDUSTRIALS			110,716,004
INFORMATION TECHNOLOGY — (7.9%)
*	ACI Worldwide, Inc.	53,811	1,247,877
	Adeia, Inc.	53	637
#	ADTRAN Holdings, Inc.	2,050	19,947
*	Airgain, Inc.	2,500	11,875
*	Alpha & Omega Semiconductor Ltd.	12,903	424,251
	Amkor Technology, Inc.	93,254	2,712,759
*	Amtech Systems, Inc.	6,555	70,466
*	Arrow Electronics, Inc.	28,045	3,997,534
#*	Aspen Technology, Inc.	926	165,291
*	AstroNova, Inc.	1,475	20,989
#*	Aviat Networks, Inc.	3,661	111,917
	Avnet, Inc.	41,414	2,008,579
*	Aware, Inc.	4,272	7,348
*	AXT, Inc.	22,061	68,610
	Bel Fuse, Inc., Class B	5,259	282,145
	Belden, Inc.	2,492	240,827
	Benchmark Electronics, Inc.	16,214	429,833
*	Brightcove, Inc.	10,373	46,575
*	Cambium Networks Corp.	1,246	20,185
*	Cerence, Inc.	10,994	305,743
*	CEVA, Inc.	4,633	125,832
	Climb Global Solutions, Inc.	966	46,735
*	Cognyte Software Ltd.	9,766	52,932
*	Coherent Corp.	942	44,613
*	Cohu, Inc.	16,481	719,396
*	Computer Task Group, Inc.	6,054	47,887
	Comtech Telecommunications Corp.	14,120	143,459
*	Consensus Cloud Solutions, Inc.	366	11,862
	CSP, Inc.	66	846
	CTS Corp.	10,967	489,457
*	Daktronics, Inc.	22,360	160,768
#*	Digi International, Inc.	15,127	634,275
#*»	Digital Turbine, Inc.	18,602	201,646
*	Diodes, Inc.	7,774	734,565
*	DXC Technology Co.	70,588	1,951,758
#*	E2open Parent Holdings, Inc.	24,884	128,153
	Ebix, Inc.	15,000	464,400
*	ePlus, Inc.	7,707	434,289
*	Fabrinet	3,119	385,633

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	FARO Technologies, Inc.	7,035	$116,711
#*	Fastly, Inc., Class A	43,701	802,787
*	Flex Ltd.	35,218	963,564
*	FormFactor, Inc.	17,668	656,543
	Frequency Electronics, Inc.	5,989	41,384
#*	Genasys, Inc.	2,774	7,739
*	Ichor Holdings Ltd.	11,695	452,830
*	Identiv, Inc.	1,677	12,930
#	Immersion Corp.	10,078	71,151
	Information Services Group, Inc.	5,219	26,878
#*	Insight Enterprises, Inc.	9,403	1,379,326
#	InterDigital, Inc.	7,354	681,642
*	inTEST Corp.	5,710	120,824
*	Intevac, Inc.	13,564	48,559
*	IPG Photonics Corp.	746	98,062
*	Iteris, Inc.	16,200	67,392
*	Itron, Inc.	11,271	886,690
	Jabil, Inc.	2,035	225,213
	Juniper Networks, Inc.	30,501	847,928
*	Key Tronic Corp.	2,718	15,900
*	Kimball Electronics, Inc.	12,465	363,729
*	Knowles Corp.	38,702	707,086
#	Kulicke & Soffa Industries, Inc.	14,982	897,122
*	KVH Industries, Inc.	9,329	79,856
*	Kyndryl Holdings, Inc.	72,139	985,419
#*	Lantronix, Inc.	4,400	19,800
#*	LightPath Technologies, Inc., Class A	3,216	5,757
*	LiveRamp Holdings, Inc.	22,521	642,749
#*	Lumentum Holdings, Inc.	682	35,710
#*	Luna Innovations, Inc.	8,658	78,268
*	Magnachip Semiconductor Corp.	21,665	200,401
*	Matterport, Inc.	6,787	23,008
*	MaxLinear, Inc.	1,477	36,438
*	MeridianLink, Inc.	695	15,526
	Methode Electronics, Inc.	12,779	429,886
#*	Mirion Technologies, Inc.	24,807	187,293
#*	Mitek Systems, Inc.	9,859	100,660
	MKS Instruments, Inc.	1,399	152,729
*	NCR Corp.	37,854	1,017,516
*	NETGEAR, Inc.	14,852	202,581
*	NetScout Systems, Inc.	32,218	900,493
	Network-1 Technologies, Inc.	3,000	6,600
*	nLight, Inc.	11,889	171,202
*	Olo, Inc., Class A	3,251	25,553
	ON24, Inc.	12,872	113,917
*	Onto Innovation, Inc.	7,410	921,211
*	Optical Cable Corp.	1,600	5,904
*	OSI Systems, Inc.	4,996	595,673
#	Park City Group, Inc.	2,401	23,866
	PC Connection, Inc.	9,990	483,616
	PCTEL, Inc.	5,882	29,116
	PFSweb, Inc.	12,605	57,227
*	Photronics, Inc.	21,233	561,613
*	Plexus Corp.	8,395	826,824
*	RF Industries Ltd.	681	2,574
#*	Ribbon Communications, Inc.	70,217	223,290
	Richardson Electronics Ltd.	4,924	67,951
*	Rogers Corp.	3,710	625,543
*	Sanmina Corp.	26,235	1,612,403

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Sapiens International Corp. NV	2,263	$60,965
*	ScanSource, Inc.	12,586	378,713
*	SecureWorks Corp., Class A	6,027	46,287
#*	Semtech Corp.	11,873	346,692
#*††	Silicon Graphics, Inc.	137	0
*	SmartRent, Inc.	4,030	16,039
#*	Smith Micro Software, Inc.	6,691	7,594
*	SolarWinds Corp.	42,972	452,925
*	Stratasys Ltd.	34,073	617,744
*	Super Micro Computer, Inc.	487	160,841
*	Synaptics, Inc.	4,546	410,549
*	Synchronoss Technologies, Inc.	41,800	41,378
	TD SYNNEX Corp.	17,930	1,769,870
*	TTM Technologies, Inc.	49,555	711,610
*	Turtle Beach Corp.	8,423	94,759
*	Ultra Clean Holdings, Inc.	20,843	794,118
*	Upland Software, Inc.	8,961	35,396
*	Veeco Instruments, Inc.	14,237	400,914
*	Verint Systems, Inc.	15,941	595,715
#*	Viasat, Inc.	24,000	742,560
	Vishay Intertechnology, Inc.	57,059	1,606,211
*	Vishay Precision Group, Inc.	6,460	241,669
*	WidePoint Corp.	744	1,443
	Xerox Holdings Corp.	69,361	1,108,389
*	Xperi, Inc.	9,301	122,029
TOTAL INFORMATION TECHNOLOGY			50,696,467
MATERIALS — (7.4%)
*	Advanced Emissions Solutions, Inc.	2,676	6,315
	AdvanSix, Inc.	13,984	560,898
	Alcoa Corp.	50,271	1,819,307
	Alpha Metallurgical Resources, Inc.	5,153	892,603
*	Alto Ingredients, Inc.	35,264	141,761
	American Vanguard Corp.	15,311	276,517
#*	Ampco-Pittsburgh Corp.	4,848	17,550
	Arch Resources, Inc.	5,709	733,264
*	Arconic Corp.	36,252	1,083,572
*	Ascent Industries Co.	912	8,327
	Ashland, Inc.	15,432	1,409,868
	Avient Corp.	8,136	329,752
	Berry Global Group, Inc.	29,240	1,917,267
#	Caledonia Mining Corp. PLC	2,657	31,299
	Carpenter Technology Corp.	19,918	1,192,291
*	Century Aluminum Co.	20,506	190,706
	Chase Corp.	1,350	169,952
*	Clearwater Paper Corp.	7,454	240,242
*	Cleveland-Cliffs, Inc.	86,379	1,524,589
*	Coeur Mining, Inc.	114,334	352,149
	Commercial Metals Co.	41,452	2,371,883
	Compass Minerals International, Inc.	7,728	292,659
*	Core Molding Technologies, Inc.	2,490	60,059
	Eastman Chemical Co.	897	76,765
*	Ecovyst, Inc.	37,853	465,213
	Element Solutions, Inc.	48,176	1,009,769
#*	Ferroglobe PLC	32,700	177,234
#	Fortitude Gold Corp.	5,267	34,394
	Friedman Industries, Inc.	1,905	33,890
	FutureFuel Corp.	22,698	220,625
#*	Gatos Silver, Inc.	2,700	14,013

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Glatfelter Corp.	19,733	$67,092
	Gold Resource Corp.	18,435	11,730
	Greif, Inc., Class A	8,123	600,858
	Greif, Inc., Class B	3,706	293,033
	Hawkins, Inc.	7,610	355,767
#	Haynes International, Inc.	6,066	304,271
	HB Fuller Co.	13,400	992,002
	Hecla Mining Co.	213,759	1,231,252
	Huntsman Corp.	74,390	2,214,590
*	Ingevity Corp.	1,507	96,478
	Innospec, Inc.	7,257	777,515
	International Paper Co.	13,397	483,096
*	Intrepid Potash, Inc.	6,613	181,857
*	Knife River Corp.	7,266	315,853
	Koppers Holdings, Inc.	10,468	400,506
#	Kronos Worldwide, Inc.	24,110	225,428
*	LSB Industries, Inc.	13,859	154,805
	Materion Corp.	5,964	710,551
#	Mativ Holdings, Inc.	25,782	405,809
#	Mercer International, Inc.	31,069	276,514
	Minerals Technologies, Inc.	15,678	961,845
	Mosaic Co.	3,100	126,356
	Myers Industries, Inc.	8,330	163,351
#	Nexa Resources SA	9,879	49,296
*	O-I Glass, Inc.	8,393	192,703
	Olin Corp.	11,384	656,629
	Olympic Steel, Inc.	5,630	314,098
	Orion SA	9,029	197,916
	Pactiv Evergreen, Inc.	16,044	138,139
	Quaker Chemical Corp.	836	167,518
*	Ranpak Holdings Corp.	439	2,814
*	Rayonier Advanced Materials, Inc.	28,799	136,219
	Reliance Steel & Aluminum Co.	12,180	3,567,035
»††	Resolute Forest Products, Inc.	24,714	26,444
	Ryerson Holding Corp.	18,167	771,916
	Schnitzer Steel Industries, Inc., Class A	13,217	478,588
	Silgan Holdings, Inc.	609	26,705
	Sonoco Products Co.	12,598	738,747
	Stepan Co.	5,683	544,545
*	Summit Materials, Inc., Class A	36,030	1,303,565
	SunCoke Energy, Inc.	40,627	360,768
	Sylvamo Corp.	1,900	93,233
*	TimkenSteel Corp.	21,989	512,344
	Tredegar Corp.	15,781	109,205
	TriMas Corp.	8,658	223,030
	Trinseo PLC	15,602	274,907
	Tronox Holdings PLC	59,471	790,370
	U.S. Steel Corp.	74,750	1,906,125
	United States Lime & Minerals, Inc.	1,444	296,901
*	Universal Stainless & Alloy Products, Inc.	2,690	43,067
	Warrior Met Coal, Inc.	17,356	768,003
	WestRock Co.	66,154	2,202,267
	Worthington Industries, Inc.	15,641	1,167,131
TOTAL MATERIALS			47,065,520
REAL ESTATE — (1.2%)
*	AMREP Corp.	600	10,806
*	Anywhere Real Estate, Inc.	55,115	461,864
*	Cushman & Wakefield PLC	77,842	765,187

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	Douglas Elliman, Inc.	35,145	$77,670
*	Five Point Holdings LLC, Class A	12,593	43,446
*	Forestar Group, Inc.	24,297	716,276
*	FRP Holdings, Inc.	3,980	228,333
*	Howard Hughes Corp.	15,978	1,349,022
*	Jones Lang LaSalle, Inc.	12,917	2,151,326
#	Kennedy-Wilson Holdings, Inc.	40,162	662,673
	Marcus & Millichap, Inc.	9,824	360,344
	Newmark Group, Inc., Class A	51,131	353,826
#*	Opendoor Technologies, Inc.	24,352	124,439
*	Rafael Holdings, Inc., Class B	2,100	4,200
	RE/MAX Holdings, Inc., Class A	9,594	189,098
	Stratus Properties, Inc.	2,386	67,715
*	Tejon Ranch Co.	13,125	231,131
TOTAL REAL ESTATE			7,797,356
UTILITIES — (0.3%)
	Genie Energy Ltd., Class B	6,818	91,430
	New Jersey Resources Corp.	10,496	469,171
	NRG Energy, Inc.	18,175	690,468
#	Ormat Technologies, Inc.	1,451	117,966
#*	Sunnova Energy International, Inc.	43,000	759,380
TOTAL UTILITIES			2,128,415
TOTAL COMMON STOCKS			593,451,148
PREFERRED STOCKS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	307	10,991
INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	5,687	154,231
TOTAL PREFERRED STOCKS			165,222
TOTAL INVESTMENT SECURITIES (Cost $466,409,079)			593,616,370

SECURITIES LENDING COLLATERAL — (6.9%)
@§	The DFA Short Term Investment Fund	3,807,716	44,043,846
TOTAL INVESTMENTS — (100.0%)
(Cost $510,449,220)^^			$637,660,216
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$18,827,602	$528	—	$18,828,130
Consumer Discretionary	92,677,168	—	—	92,677,168
Consumer Staples	23,857,754	—	—	23,857,754
Energy	53,949,177	—	—	53,949,177
Financials	149,659,201	25	—	149,659,226
Health Care	35,991,729	—	$84,202	36,075,931

VA U.S. Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Industrials	$110,709,448	$4,748	$1,808	$110,716,004
Information Technology	50,494,821	201,646	—	50,696,467
Materials	47,039,076	—	26,444	47,065,520
Real Estate	7,797,356	—	—	7,797,356
Utilities	2,128,415	—	—	2,128,415
Preferred Stocks
Consumer Discretionary	10,991	—	—	10,991
Industrials	154,231	—	—	154,231
Securities Lending Collateral	—	44,043,846	—	44,043,846
TOTAL	$593,296,969	$44,250,793	$112,454^	$637,660,216

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2023, the Fund consisted of one hundred and two operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange ("NYSE"). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all  exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2023, the DFA Commodity Strategy Portfolio held $352,405,110 in the Subsidiary, representing 23.59% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2023, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$226,435
U.S. Large Cap Value Portfolio	14,208,685
U.S. Targeted Value Portfolio	9,353,927
U.S. Small Cap Value Portfolio	10,572,282
U.S. Core Equity 1 Portfolio	13,134,928
U.S. Core Equity 2 Portfolio	13,930,597
U.S. Vector Equity Portfolio	2,512,675
U.S. Small Cap Portfolio	9,482,988
U.S. Micro Cap Portfolio	4,838,013
DFA Real Estate Securities Portfolio	5,074,349
Large Cap International Portfolio	4,022,862
International Core Equity Portfolio	25,458,555
International Small Company Portfolio	10,099,996
Global Small Company Portfolio	81,366
Japanese Small Company Portfolio	255,639
Asia Pacific Small Company Portfolio	264,851
United Kingdom Small Company Portfolio	21,249
Continental Small Company Portfolio	636,117
DFA International Real Estate Securities Portfolio	5,129,946
DFA Global Real Estate Securities Portfolio	8,253,473
DFA International Small Cap Value Portfolio	9,934,742
International Vector Equity Portfolio	2,751,087
World ex U.S. Value Portfolio	219,849
World ex U.S. Targeted Value Portfolio	640,414
World ex U.S. Core Equity Portfolio	3,144,439
Selectively Hedged Global Equity Portfolio	172,089
Emerging Markets Portfolio	3,079,213
Emerging Markets Small Cap Portfolio	3,635,012
Emerging Markets Value Portfolio	9,653,830
Emerging Markets Core Equity Portfolio	19,643,714
U.S. Large Cap Equity Portfolio	789,435
DFA Commodity Strategy Portfolio	3,599,359
DFA One-Year Fixed Income Portfolio	4,826,088

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$4,645,001
DFA Selectively Hedged Global Fixed Income Portfolio	999,352
DFA Short-Term Government Portfolio	1,565,636
DFA Five-Year Global Fixed Income Portfolio	9,117,484
DFA World ex U.S. Government Fixed Income Portfolio	1,199,951
DFA Intermediate Government Fixed Income Portfolio	5,779,752
DFA Short-Term Extended Quality Portfolio	6,095,365
DFA Intermediate-Term Extended Quality Portfolio	1,412,701
DFA Targeted Credit Portfolio	973,111
DFA Investment Grade Portfolio	11,511,713
DFA Inflation-Protected Securities Portfolio	6,147,320
DFA Short-Term Municipal Bond Portfolio	1,701,618
DFA Intermediate-Term Municipal Bond Portfolio	1,553,044
DFA Selective State Municipal Bond Portfolio	387,774
DFA Short-Term Selective State Municipal Bond Portfolio	165,150
DFA California Short-Term Municipal Bond Portfolio	881,485
DFA California Intermediate-Term Municipal Bond Portfolio	483,012
DFA NY Municipal Bond Portfolio	157,105
Dimensional Retirement Income Fund	72,842
Dimensional 2045 Target Date Retirement Income Fund	119,575
Dimensional 2050 Target Date Retirement Income Fund	88,025
Dimensional 2055 Target Date Retirement Income Fund	59,651
Dimensional 2060 Target Date Retirement Income Fund	45,236
Dimensional 2065 Target Date Retirement Income Fund	8,244
Dimensional 2010 Target Date Retirement Income Fund	18,882
Dimensional 2015 Target Date Retirement Income Fund	31,745
Dimensional 2020 Target Date Retirement Income Fund	93,238
Dimensional 2025 Target Date Retirement Income Fund	168,356
Dimensional 2030 Target Date Retirement Income Fund	192,215
Dimensional 2035 Target Date Retirement Income Fund	168,480
Dimensional 2040 Target Date Retirement Income Fund	133,456
DFA Short-Duration Real Return Portfolio	1,821,898
DFA Municipal Real Return Portfolio	1,584,213
DFA Municipal Bond Portfolio	643,164
World Core Equity Portfolio	750,521
DFA LTIP Portfolio	477,205
U.S. Social Core Equity 2 Portfolio	893,317
U.S. Sustainability Core 1 Portfolio	3,741,492
U.S. Sustainability Targeted Value Portfolio	328,355
International Sustainability Core 1 Portfolio	2,765,730
International Social Core Equity Portfolio	1,220,224
Global Social Core Equity Portfolio	46,795
Emerging Markets Social Core Equity Portfolio	1,219,221
VA U.S. Targeted Value Portfolio	510,769
VA U.S. Large Value Portfolio	432,226
VA International Value Portfolio	421,852
VA International Small Portfolio	291,783
VA Short-Term Fixed Portfolio	354,945

Federal Tax Cost
VA Global Bond Portfolio	$311,107
VIT Inflation-Protected Securities Portfolio	229,690
VA Global Moderate Allocation Portfolio	142,104
U.S. Large Cap Growth Portfolio	1,461,428
U.S. Small Cap Growth Portfolio	746,344
International Large Cap Growth Portfolio	478,950
International Small Cap Growth Portfolio	258,694
DFA Social Fixed Income Portfolio	584,069
DFA Diversified Fixed Income Portfolio	2,138,235
U.S. High Relative Profitability Portfolio	3,511,415
International High Relative Profitability Portfolio	1,419,939
VA Equity Allocation Portfolio	95,085
DFA MN Municipal Bond Portfolio	28,195
DFA California Municipal Real Return Portfolio	278,300
DFA Global Core Plus Fixed Income Portfolio	2,770,460
Emerging Markets Sustainability Core 1 Portfolio	902,903
Emerging Markets Targeted Value Portfolio	217,421
DFA Global Sustainability Fixed Income Portfolio	822,754
DFA Oregon Municipal Bond Portfolio	70,291
DFA Global Core Plus Real Return Portfolio	246,451
Emerging Markets ex China Core Equity Portfolio	555,411
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios' financial statements.
OTHER
The Portfolios are subject to claims and suits that arise  from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.